                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: January 31
                         -------------------------


Date of reporting period: January 31, 2007
                          ------------------------

Item 1. Reports to Stockholders

This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                                JANUARY 31, 2007

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS,
            POLARIS(II), POLARIS(II) PLATINUM, POLARIS(II) A-CLASS,
  POLARIS(II) A-CLASS PLATINUM, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP, POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS CHOICE(III),
           POLARIS PLATINUM, POLARIS PLATINUM(II), POLARIS PROTECTOR,
   POLARIS PREFERRED SOLUTIONS, POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM
              DIVERSIFIED STRATEGIES III, VISTA CAPITAL ADVANTAGE
                     AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET
                        Cash Management Portfolio (Columbia Management Advisers,
                          LLC)......................................................     7
                        BONDS
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................     9
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    31
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    40
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    53
                        BALANCED
                        SunAmerica Balanced Portfolio (J.P. Morgan Investment
                          Management, Inc.).........................................    64
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    79
                        EQUITY/SPECIALTY
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    93
                        Equity Index Portfolio (FAF Advisors, Inc.).................    95
                        Growth-Income Portfolio (AllianceBernstein L.P.)............   105
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   108
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   111
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   114
                        Alliance Growth Portfolio (AllianceBernstein L.P.)..........   116
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management, L.P.).........................................   119
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   122
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   125
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   129
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   132
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   134
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   138
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   142
                        Growth Opportunities Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................   145
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   149
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   151
                        Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)....   154
                        INTERNATIONAL
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   157
                        Global Equities Portfolio (J.P. Morgan Investment
                          Management, Inc.).........................................   160
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   166
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   179
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   183
                        STATEMENT OF ASSETS AND LIABILITIES.........................   186
                        STATEMENT OF OPERATIONS.....................................   198
                        STATEMENT OF CHANGES IN NET ASSETS..........................   204
                        NOTES TO FINANCIAL STATEMENTS...............................   215
                        FINANCIAL HIGHLIGHTS........................................   250
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   269
                        APPROVAL OF ADVISORY AGREEMENTS.............................   270
                        TRUSTEE AND OFFICER INFORMATION.............................   278
                        SHAREHOLDERS TAX INFORMATION................................   280
                        COMPARISONS: PORTFOLIOS VS. INDEXES.........................   283

---------------------

               DEAR SUNAMERICA SERIES TRUST INVESTOR:

                 We are pleased to present the annual report for the SunAmerica
               Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

                 This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2007. The report may also contain information on portfolios not currently available in your variable contract.

                 If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                 Thank you for the confidence you place in us with your
               retirement assets, and we look forward to reporting to you once again in six months.

               Sincerely,

               /s/ JAY S. WINTROB

               Jay S. Wintrob
               Chief Executive Officer
               AIG SunAmerica Life Assurance Company
               First SunAmerica Life Insurance Company

               March 7, 2007

               ---------------------------------

               Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                             JANUARY 31, 2007
                                                                     (unaudited)
               DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                 As a shareholder of a Portfolio in the SunAmerica Series Trust
               (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2006 and held until January 31, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

               ACTUAL EXPENSES

                 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended January 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended January 31, 2007" column and the "Expense Ratio as of January 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

               HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended January 31, 2007" column and the "Expense Ratio as of January 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

                 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,
   PORTFOLIO                                 2006            2007            2007*           2006            2007
   -------------------------------------------------------------------------------------------------------------------
   Cash Management Portfolio
     Class 1...........................  1,$000.00...      $1,025.53        $ 2.55         $1,000.00       $1,022.68
     Class 2...........................  1,$000.00...      $1,024.06        $ 3.32         $1,000.00       $1,021.93
     Class 3...........................  1,$000.00...      $1,023.13        $ 3.82         $1,000.00       $1,021.42
   Corporate Bond Portfolio
     Class 1...........................  1,$000.00...      $1,047.45        $ 3.04         $1,000.00       $1,022.23
     Class 2...........................  1,$000.00...      $1,046.83        $ 3.82         $1,000.00       $1,021.48
     Class 3...........................  1,$000.00...      $1,045.94        $ 4.33         $1,000.00       $1,020.97
   Global Bond Portfolio
     Class 1...........................  1,$000.00...      $1,002.37        $ 4.14         $1,000.00       $1,021.07
     Class 2...........................  1,$000.00...      $1,000.68        $ 4.89         $1,000.00       $1,020.32
     Class 3...........................  1,$000.00...      $1,000.58        $ 5.40         $1,000.00       $1,019.81
   High-Yield Bond Portfolio
     Class 1...........................  1,$000.00...      $1,079.48        $ 3.51         $1,000.00       $1,021.83
     Class 2...........................  1,$000.00...      $1,079.63        $ 4.30         $1,000.00       $1,021.07
     Class 3...........................  1,$000.00...      $1,078.65        $ 4.82         $1,000.00       $1,020.57
   Worldwide High Income Portfolio
     Class 1...........................  1,$000.00...      $1,068.80        $ 5.06         $1,000.00       $1,020.32
     Class 2...........................  1,$000.00...      $1,067.44        $ 5.84         $1,000.00       $1,019.56
     Class 3...........................  1,$000.00...      $1,067.90        $ 6.36         $1,000.00       $1,019.06
   SunAmerica Balanced Portfolio
     Class 1...........................  1,$000.00...      $1,096.06        $ 3.91         $1,000.00       $1,021.48
     Class 2...........................  1,$000.00...      $1,095.44        $ 4.70         $1,000.00       $1,020.72
     Class 3...........................  1,$000.00...      $1,094.55        $ 5.23         $1,000.00       $1,020.21
   MFS Total Return Portfolio@
     Class 1...........................  1,$000.00...      $1,101.01        $ 3.71         $1,000.00       $1,021.68
     Class 2...........................  1,$000.00...      $1,100.80        $ 4.50         $1,000.00       $1,020.92
     Class 3...........................  1,$000.00...      $1,099.94        $ 5.03         $1,000.00       $1,020.42
   Telecom Utility Portfolio@
     Class 1...........................  1,$000.00...      $1,149.74        $ 4.82         $1,000.00       $1,020.72
     Class 2...........................  1,$000.00...      $1,149.57        $ 5.63         $1,000.00       $1,019.96
     Class 3...........................  1,$000.00...      $1,148.91        $ 6.17         $1,000.00       $1,019.46
   Equity Index Portfolio#
     Class 1...........................  1,$000.00...      $1,133.67        $ 2.96         $1,000.00       $1,022.43
   Growth-Income Portfolio@
     Class 1...........................  1,$000.00...      $1,128.51        $ 3.43         $1,000.00       $1,021.98
     Class 2...........................  1,$000.00...      $1,127.62        $ 4.24         $1,000.00       $1,021.22
     Class 3...........................  1,$000.00...      $1,127.27        $ 4.77         $1,000.00       $1,020.72
   Federated American Leaders Portfolio@
     Class 1...........................  1,$000.00...      $1,141.79        $ 4.10         $1,000.00       $1,021.37
     Class 2...........................  1,$000.00...      $1,140.56        $ 4.91         $1,000.00       $1,020.62
     Class 3...........................  1,$000.00...      $1,139.81        $ 5.45         $1,000.00       $1,020.11
   Davis Venture Value Portfolio@
     Class 1...........................  1,$000.00...      $1,123.04        $ 4.07         $1,000.00       $1,021.37
     Class 2...........................  1,$000.00...      $1,122.18        $ 4.87         $1,000.00       $1,020.62
     Class 3...........................  1,$000.00...      $1,121.80        $ 5.40         $1,000.00       $1,020.11
   Dogs of Wall Street Portfolio@
     Class 1...........................  1,$000.00...      $1,152.40        $ 3.91         $1,000.00       $1,021.58
     Class 2...........................  1,$000.00...      $1,151.12        $ 4.72         $1,000.00       $1,020.82
     Class 3...........................  1,$000.00...      $1,150.36        $ 5.26         $1,000.00       $1,020.32
   Alliance Growth Portfolio@
     Class 1...........................  1,$000.00...      $1,134.48        $ 3.60         $1,000.00       $1,021.83
     Class 2...........................  1,$000.00...      $1,133.33        $ 4.41         $1,000.00       $1,021.07
     Class 3...........................  1,$000.00...      $1,133.10        $ 4.95         $1,000.00       $1,020.57
   Goldman Sachs Research Portfolio#@
     Class 1...........................  1,$000.00...      $1,119.91        $ 6.95         $1,000.00       $1,018.65
     Class 2...........................  1,$000.00...      $1,119.21        $ 7.75         $1,000.00       $1,017.90
     Class 3...........................  1,$000.00...      $1,118.57        $ 8.28         $1,000.00       $1,017.39

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                          JANUARY 31,    JANUARY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Cash Management Portfolio
     Class 1...........................      $2.55          0.50%
     Class 2...........................      $3.31          0.65%
     Class 3...........................      $3.82          0.75%
   Corporate Bond Portfolio
     Class 1...........................      $3.01          0.59%
     Class 2...........................      $3.77          0.74%
     Class 3...........................      $4.28          0.84%
   Global Bond Portfolio
     Class 1...........................      $4.18          0.82%
     Class 2...........................      $4.94          0.97%
     Class 3...........................      $5.45          1.07%
   High-Yield Bond Portfolio
     Class 1...........................      $3.41          0.67%
     Class 2...........................      $4.18          0.82%
     Class 3...........................      $4.69          0.92%
   Worldwide High Income Portfolio
     Class 1...........................      $4.94          0.97%
     Class 2...........................      $5.70          1.12%
     Class 3...........................      $6.21          1.22%
   SunAmerica Balanced Portfolio
     Class 1...........................      $3.77          0.74%
     Class 2...........................      $4.53          0.89%
     Class 3...........................      $5.04          0.99%
   MFS Total Return Portfolio@
     Class 1...........................      $3.57          0.70%
     Class 2...........................      $4.33          0.85%
     Class 3...........................      $4.84          0.95%
   Telecom Utility Portfolio@
     Class 1...........................      $4.53          0.89%
     Class 2...........................      $5.30          1.04%
     Class 3...........................      $5.80          1.14%
   Equity Index Portfolio#
     Class 1...........................      $2.80          0.55%
   Growth-Income Portfolio@
     Class 1...........................      $3.26          0.64%
     Class 2...........................      $4.02          0.79%
     Class 3...........................      $4.53          0.89%
   Federated American Leaders Portfolio
     Class 1...........................      $3.87          0.76%
     Class 2...........................      $4.63          0.91%
     Class 3...........................      $5.14          1.01%
   Davis Venture Value Portfolio@
     Class 1...........................      $3.87          0.76%
     Class 2...........................      $4.63          0.91%
     Class 3...........................      $5.14          1.01%
   Dogs of Wall Street Portfolio@
     Class 1...........................      $3.67          0.72%
     Class 2...........................      $4.43          0.87%
     Class 3...........................      $4.94          0.97%
   Alliance Growth Portfolio@
     Class 1...........................      $3.41          0.67%
     Class 2...........................      $4.18          0.82%
     Class 3...........................      $4.69          0.92%
   Goldman Sachs Research Portfolio#@
     Class 1...........................      $6.61          1.30%
     Class 2...........................      $7.38          1.45%
     Class 3...........................      $7.88          1.55%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,
   PORTFOLIO                                 2006            2007            2007*           2006            2007
   -------------------------------------------------------------------------------------------------------------------
   MFS Massachusetts Investors Trust Portfolio@
     Class 1...........................  1,$000.00...      $1,126.40        $ 4.18         $1,000.00       $1,021.27
     Class 2...........................  1,$000.00...      $1,125.00        $ 4.98         $1,000.00       $1,020.52
     Class 3...........................  1,$000.00...      $1,124.24        $ 5.51         $1,000.00       $1,020.01
   Putnam Growth: Voyager Portfolio#@
     Class 1...........................  1,$000.00...      $1,161.14        $ 4.58         $1,000.00       $1,020.97
     Class 2...........................  1,$000.00...      $1,159.83        $ 5.39         $1,000.00       $1,020.21
     Class 3...........................  1,$000.00...      $1,159.58        $ 5.93         $1,000.00       $1,019.71
   Blue Chip Growth Portfolio#@
     Class 1...........................  1,$000.00...      $1,132.70        $ 4.57         $1,000.00       $1,020.92
     Class 2...........................  1,$000.00...      $1,131.31        $ 5.37         $1,000.00       $1,020.16
     Class 3...........................  1,$000.00...      $1,130.49        $ 5.91         $1,000.00       $1,019.66
   Real Estate Portfolio
     Class 1...........................  1,$000.00...      $1,230.44        $ 4.61         $1,000.00       $1,021.07
     Class 2...........................  1,$000.00...      $1,229.71        $ 5.45         $1,000.00       $1,020.32
     Class 3...........................  1,$000.00...      $1,228.77        $ 6.01         $1,000.00       $1,019.81
   Small Company Value Portfolio#
     Class 1...........................  1,$000.00...      $1,134.04        $ 8.61         $1,000.00       $1,017.14
     Class 3...........................  1,$000.00...      $1,132.29        $ 9.94         $1,000.00       $1,015.88
   MFS Mid-Cap Growth Portfolio@
     Class 1...........................  1,$000.00...      $1,125.57        $ 4.45         $1,000.00       $1,021.02
     Class 2...........................  1,$000.00...      $1,124.29        $ 5.25         $1,000.00       $1,020.27
     Class 3...........................  1,$000.00...      $1,123.57        $ 5.78         $1,000.00       $1,019.76
   Aggressive Growth Portfolio@
     Class 1...........................  1,$000.00...      $1,200.89        $ 4.49         $1,000.00       $1,021.12
     Class 2...........................  1,$000.00...      $1,199.81        $ 5.32         $1,000.00       $1,020.37
     Class 3...........................  1,$000.00...      $1,198.69        $ 5.87         $1,000.00       $1,019.86
   Growth Opportunities Portfolio#
     Class 1...........................  1,$000.00...      $1,115.99        $ 5.33         $1,000.00       $1,020.16
     Class 2...........................  1,$000.00...      $1,117.02        $ 6.14         $1,000.00       $1,019.41
     Class 3...........................  1,$000.00...      $1,115.66        $ 6.67         $1,000.00       $1,018.90
   Marsico Growth Portfolio@
     Class 1...........................  1,$000.00...      $1,184.60        $ 5.18         $1,000.00       $1,020.47
     Class 2...........................  1,$000.00...      $1,184.15        $ 6.00         $1,000.00       $1,019.71
     Class 3...........................  1,$000.00...      $1,183.04        $ 6.55         $1,000.00       $1,019.21
   Technology Portfolio@
     Class 1...........................  1,$000.00...      $1,130.25        $ 6.44         $1,000.00       $1,019.16
     Class 2...........................  1,$000.00...      $1,131.36        $ 7.25         $1,000.00       $1,018.40
     Class 3...........................  1,$000.00...      $1,131.91        $ 7.79         $1,000.00       $1,017.90
   Small & Mid Cap Value Portfolio@
     Class 2...........................  1,$000.00...      $1,125.80        $ 6.11         $1,000.00       $1,019.46
     Class 3...........................  1,$000.00...      $1,125.02        $ 6.64         $1,000.00       $1,018.95
   International Growth & Income Portfolio@
     Class 1...........................  1,$000.00...      $1,159.87        $ 5.50         $1,000.00       $1,020.11
     Class 2...........................  1,$000.00...      $1,158.95        $ 6.31         $1,000.00       $1,019.36
     Class 3...........................  1,$000.00...      $1,158.25        $ 6.85         $1,000.00       $1,018.85
   Global Equities Portfolio
     Class 1...........................  1,$000.00...      $1,158.62        $ 4.79         $1,000.00       $1,020.77
     Class 2...........................  1,$000.00...      $1,157.21        $ 5.60         $1,000.00       $1,020.01
     Class 3...........................  1,$000.00...      $1,156.76        $ 6.14         $1,000.00       $1,019.51
   International Diversified Equities Portfolio
     Class 1...........................  1,$000.00...      $1,138.67        $ 5.07         $1,000.00       $1,020.47
     Class 2...........................  1,$000.00...      $1,136.97        $ 5.87         $1,000.00       $1,019.71
     Class 3...........................  1,$000.00...      $1,137.41        $ 6.41         $1,000.00       $1,019.21
   Emerging Markets Portfolio@
     Class 1...........................  1,$000.00...      $1,232.82        $ 7.32         $1,000.00       $1,018.65
     Class 2...........................  1,$000.00...      $1,232.09        $ 8.72         $1,000.00       $1,017.39
     Class 3...........................  1,$000.00...      $1,230.94        $ 8.88         $1,000.00       $1,017.24

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                          JANUARY 31,    JANUARY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   MFS Massachusetts Investors Trust Po
     Class 1...........................      $3.97          0.78%
     Class 2...........................      $4.74          0.93%
     Class 3...........................      $5.24          1.03%
   Putnam Growth: Voyager Portfolio#@
     Class 1...........................      $4.28          0.84%
     Class 2...........................      $5.04          0.99%
     Class 3...........................      $5.55          1.09%
   Blue Chip Growth Portfolio#@
     Class 1...........................      $4.33          0.85%
     Class 2...........................      $5.09          1.00%
     Class 3...........................      $5.60          1.10%
   Real Estate Portfolio
     Class 1...........................      $4.18          0.82%
     Class 2...........................      $4.94          0.97%
     Class 3...........................      $5.45          1.07%
   Small Company Value Portfolio#
     Class 1...........................      $8.13          1.60%
     Class 3...........................      $9.40          1.85%
   MFS Mid-Cap Growth Portfolio@
     Class 1...........................      $4.23          0.83%
     Class 2...........................      $4.99          0.98%
     Class 3...........................      $5.50          1.08%
   Aggressive Growth Portfolio@
     Class 1...........................      $4.13          0.81%
     Class 2...........................      $4.89          0.96%
     Class 3...........................      $5.40          1.06%
   Growth Opportunities Portfolio#
     Class 1...........................      $5.09          1.00%
     Class 2...........................      $5.85          1.15%
     Class 3...........................      $6.36          1.25%
   Marsico Growth Portfolio@
     Class 1...........................      $4.79          0.94%
     Class 2...........................      $5.55          1.09%
     Class 3...........................      $6.06          1.19%
   Technology Portfolio@
     Class 1...........................      $6.11          1.20%
     Class 2...........................      $6.87          1.35%
     Class 3...........................      $7.38          1.45%
   Small & Mid Cap Value Portfolio@
     Class 2...........................      $5.80          1.14%
     Class 3...........................      $6.31          1.24%
   International Growth & Income Portfo
     Class 1...........................      $5.14          1.01%
     Class 2...........................      $5.90          1.16%
     Class 3...........................      $6.41          1.26%
   Global Equities Portfolio
     Class 1...........................      $4.48          0.88%
     Class 2...........................      $5.24          1.03%
     Class 3...........................      $5.75          1.13%
   International Diversified Equities P
     Class 1...........................      $4.79          0.94%
     Class 2...........................      $5.55          1.09%
     Class 3...........................      $6.06          1.19%
   Emerging Markets Portfolio@
     Class 1...........................      $6.61          1.30%
     Class 2...........................      $7.88          1.55%
     Class 3...........................      $8.03          1.58%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,
   PORTFOLIO                                 2006            2007            2007*           2006            2007
   -------------------------------------------------------------------------------------------------------------------
   Foreign Value Portfolio@
     Class 2...........................  1,$000.00...      $1,165.09        $ 5.84         $1,000.00       $1,019.81
     Class 3...........................  1,$000.00...      $1,164.91        $ 6.38         $1,000.00       $1,019.31

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                          JANUARY 31,    JANUARY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Foreign Value Portfolio@
     Class 2...........................      $5.45          1.07%
     Class 3...........................      $5.96          1.17%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2007" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2007" and the "Expense Ratios" would have been lower.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,
   PORTFOLIO                                 2006            2007            2007*           2006            2007
   -------------------------------------------------------------------------------------------------------------------
   MFS Total Return Portfolio
     Class 1...........................    $1,000.00       $1,101.01        $ 3.65         $1,000.00       $1,021.73
     Class 2...........................    $1,000.00       $1,100.80        $ 4.45         $1,000.00       $1,020.97
     Class 3...........................    $1,000.00       $1,099.94        $ 4.98         $1,000.00       $1,020.47
   Telecom Utility Portfolio
     Class 1...........................    $1,000.00       $1,149.74        $ 4.44         $1,000.00       $1,021.07
     Class 2...........................    $1,000.00       $1,149.57        $ 5.26         $1,000.00       $1,020.32
     Class 3...........................    $1,000.00       $1,148.91        $ 5.85         $1,000.00       $1,019.76
   Growth-Income Portfolio
     Class 1...........................    $1,000.00       $1,128.51        $ 3.38         $1,000.00       $1,022.03
     Class 2...........................    $1,000.00       $1,127.62        $ 4.18         $1,000.00       $1,021.27
     Class 3...........................    $1,000.00       $1,127.27        $ 4.72         $1,000.00       $1,020.77
   Federated American Leaders Portfolio
     Class 1...........................    $1,000.00       $1,141.79        $ 3.83         $1,000.00       $1,021.63
     Class 2...........................    $1,000.00       $1,140.56        $ 4.64         $1,000.00       $1,020.87
     Class 3...........................    $1,000.00       $1,139.81        $ 5.18         $1,000.00       $1,020.37
   Davis Venture Value Portfolio
     Class 1...........................    $1,000.00       $1,123.04        $ 4.07         $1,000.00       $1,021.37
     Class 2...........................    $1,000.00       $1,122.18        $ 4.87         $1,000.00       $1,020.62
     Class 3...........................    $1,000.00       $1,121.80        $ 5.40         $1,000.00       $1,020.11
   Dogs of Wall Street Portfolio
     Class 1...........................    $1,000.00       $1,152.40        $ 3.69         $1,000.00       $1,021.78
     Class 2...........................    $1,000.00       $1,151.12        $ 4.50         $1,000.00       $1,021.02
     Class 3...........................    $1,000.00       $1,150.36        $ 5.04         $1,000.00       $1,020.52
   Alliance Growth Portfolio
     Class 1...........................    $1,000.00       $1,134.48        $ 3.50         $1,000.00       $1,021.93
     Class 2...........................    $1,000.00       $1,133.33        $ 4.30         $1,000.00       $1,021.17
     Class 3...........................    $1,000.00       $1,133.10        $ 4.84         $1,000.00       $1,020.67
   Goldman Sachs Research Portfolio
     Class 1...........................    $1,000.00       $1,119.91        $ 6.84         $1,000.00       $1,018.75
     Class 2...........................    $1,000.00       $1,119.21        $ 7.64         $1,000.00       $1,018.00
     Class 3...........................    $1,000.00       $1,118.57        $ 8.22         $1,000.00       $1,017.44
   MFS Massachusetts Investors Trust Portfolio
     Class 1...........................    $1,000.00       $1,126.40        $ 4.13         $1,000.00       $1,021.32
     Class 2...........................    $1,000.00       $1,125.00        $ 4.93         $1,000.00       $1,020.57
     Class 3...........................    $1,000.00       $1,124.24        $ 5.46         $1,000.00       $1,020.06

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                          JANUARY 31,    JANUARY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   MFS Total Return Portfolio
     Class 1...........................      $3.52          0.69%
     Class 2...........................      $4.28          0.84%
     Class 3...........................      $4.79          0.94%
   Telecom Utility Portfolio
     Class 1...........................      $4.18          0.82%
     Class 2...........................      $4.94          0.97%
     Class 3...........................      $5.50          1.08%
   Growth-Income Portfolio
     Class 1...........................      $3.21          0.63%
     Class 2...........................      $3.97          0.78%
     Class 3...........................      $4.48          0.88%
   Federated American Leaders Portfolio
     Class 1...........................      $3.62          0.71%
     Class 2...........................      $4.38          0.86%
     Class 3...........................      $4.89          0.96%
   Davis Venture Value Portfolio
     Class 1...........................      $3.87          0.76%
     Class 2...........................      $4.63          0.91%
     Class 3...........................      $5.14          1.01%
   Dogs of Wall Street Portfolio
     Class 1...........................      $3.47          0.68%
     Class 2...........................      $4.23          0.83%
     Class 3...........................      $4.74          0.93%
   Alliance Growth Portfolio
     Class 1...........................      $3.31          0.65%
     Class 2...........................      $4.08          0.80%
     Class 3...........................      $4.58          0.90%
   Goldman Sachs Research Portfolio
     Class 1...........................      $6.51          1.28%
     Class 2...........................      $7.27          1.43%
     Class 3...........................      $7.83          1.54%
   MFS Massachusetts Investors Trust Po
     Class 1...........................      $3.92          0.77%
     Class 2...........................      $4.69          0.92%
     Class 3...........................      $5.19          1.02%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2007
                                                                     (unaudited)

                                                            ACTUAL                               HYPOTHETICAL
                                         ---------------------------------------------   -----------------------------
                                                                                                            ENDING
                                                                                                         ACCOUNT VALUE
                                                            ENDING       EXPENSES PAID                      USING A
                                                         ACCOUNT VALUE    DURING THE                     HYPOTHETICAL
                                           BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED
                                         ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT
                                         AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,
   PORTFOLIO                                 2006            2007            2007*           2006            2007
   -------------------------------------------------------------------------------------------------------------------
   Putnam Growth: Voyager Portfolio
     Class 1...........................    $1,000.00       $1,161.14        $ 4.47         $1,000.00       $1,021.07
     Class 2...........................    $1,000.00       $1,159.83        $ 5.28         $1,000.00       $1,020.32
     Class 3...........................    $1,000.00       $1,159.58        $ 5.82         $1,000.00       $1,019.81
   Blue Chip Growth Portfolio
     Class 1...........................    $1,000.00       $1,132.70        $ 4.46         $1,000.00       $1,021.02
     Class 2...........................    $1,000.00       $1,131.31        $ 5.26         $1,000.00       $1,020.27
     Class 3...........................    $1,000.00       $1,130.49        $ 5.80         $1,000.00       $1,019.76
   MFS Mid-Cap Growth Portfolio
     Class 1...........................    $1,000.00       $1,125.57        $ 4.39         $1,000.00       $1,021.07
     Class 2...........................    $1,000.00       $1,124.29        $ 5.19         $1,000.00       $1,020.32
     Class 3...........................    $1,000.00       $1,123.57        $ 5.73         $1,000.00       $1,019.81
   Aggressive Growth Portfolio
     Class 1...........................    $1,000.00       $1,200.89        $ 4.33         $1,000.00       $1,021.27
     Class 2...........................    $1,000.00       $1,199.81        $ 5.16         $1,000.00       $1,020.52
     Class 3...........................    $1,000.00       $1,198.69        $ 5.71         $1,000.00       $1,020.01
   Marsico Growth Portfolio
     Class 1...........................    $1,000.00       $1,184.60        $ 5.07         $1,000.00       $1,020.57
     Class 2...........................    $1,000.00       $1,184.15        $ 5.89         $1,000.00       $1,019.81
     Class 3...........................    $1,000.00       $1,183.04        $ 6.44         $1,000.00       $1,019.31
   Technology Portfolio
     Class 1...........................    $1,000.00       $1,130.25        $ 6.44         $1,000.00       $1,019.16
     Class 2...........................    $1,000.00       $1,131.36        $ 7.25         $1,000.00       $1,018.40
     Class 3...........................    $1,000.00       $1,131.91        $ 7.79         $1,000.00       $1,017.90
   Small & Mid Cap Value
     Class 2...........................    $1,000.00       $1,125.80        $ 6.05         $1,000.00       $1,019.51
     Class 3...........................    $1,000.00       $1,125.02        $ 6.59         $1,000.00       $1,019.00
   International Growth & Income Portfolio
     Class 1...........................    $1,000.00       $1,159.87        $ 5.50         $1,000.00       $1,020.11
     Class 2...........................    $1,000.00       $1,158.95        $ 6.31         $1,000.00       $1,019.36
     Class 3...........................    $1,000.00       $1,158.25        $ 6.85         $1,000.00       $1,018.85
   Emerging Markets Portfolio
     Class 1...........................    $1,000.00       $1,232.82        $ 7.15         $1,000.00       $1,018.80
     Class 2...........................    $1,000.00       $1,232.09        $ 8.55         $1,000.00       $1,017.54
     Class 3...........................    $1,000.00       $1,230.94        $ 8.77         $1,000.00       $1,017.34
   Foreign Value
     Class 2...........................    $1,000.00       $1,165.09        $ 5.84         $1,000.00       $1,019.81
     Class 3...........................    $1,000.00       $1,164.91        $ 6.38         $1,000.00       $1,019.31

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                          JANUARY 31,    JANUARY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Putnam Growth: Voyager Portfolio
     Class 1...........................      $4.18          0.82%
     Class 2...........................      $4.94          0.97%
     Class 3...........................      $5.45          1.07%
   Blue Chip Growth Portfolio
     Class 1...........................      $4.23          0.83%
     Class 2...........................      $4.99          0.98%
     Class 3...........................      $5.50          1.08%
   MFS Mid-Cap Growth Portfolio
     Class 1...........................      $4.18          0.82%
     Class 2...........................      $4.94          0.97%
     Class 3...........................      $5.45          1.07%
   Aggressive Growth Portfolio
     Class 1...........................      $3.97          0.78%
     Class 2...........................      $4.74          0.93%
     Class 3...........................      $5.24          1.03%
   Marsico Growth Portfolio
     Class 1...........................      $4.69          0.92%
     Class 2...........................      $5.45          1.07%
     Class 3...........................      $5.96          1.17%
   Technology Portfolio
     Class 1...........................      $6.11          1.20%
     Class 2...........................      $6.87          1.35%
     Class 3...........................      $7.38          1.45%
   Small & Mid Cap Value
     Class 2...........................      $5.75          1.13%
     Class 3...........................      $6.26          1.23%
   International Growth & Income Portfo
     Class 1...........................      $5.14          1.01%
     Class 2...........................      $5.90          1.16%
     Class 3...........................      $6.41          1.26%
   Emerging Markets Portfolio
     Class 1...........................      $6.46          1.27%
     Class 2...........................      $7.73          1.52%
     Class 3...........................      $7.93          1.56%
   Foreign Value
     Class 2...........................      $5.45          1.07%
     Class 3...........................      $5.96          1.17%

---------------------

SUNAMERICA SERIES TRUST CASH MANAGEMENT PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Finance-Other Services...................................    24.2%
Business Services........................................    23.4
Multi Industry...........................................    21.9
U.S. Government Agencies.................................    19.5
Banks-Commercial.........................................     7.0
U.S. Municipal Bonds & Notes.............................     3.4
                                                           ------
                                                             99.4%
                                                           ======

------------
Weighted average days to maturity -- 28.1 days

CREDIT QUALITY#+
A-1+......................................................   25.9%
AAA.......................................................   15.7
A-1.......................................................   29.0
AA........................................................    1.5
A.........................................................    1.1
Not rated@................................................   26.8
                                                            -----
                                                            100.0%
                                                            =====

------------
* Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+ Source Standard and Poors

# Calculated as a percentage of total debt issues, including short term securities.

                                                           ---------------------

SUNAMERICA SERIES TRUST CASH MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT
  SECURITIES -- 99.4%
CERTIFICATES OF DEPOSIT -- 0.6%
  Florabama Properties LLC
    5.57% due 02/01/07(1)(2)
    (LOC-South Trust Bank)............  $ 2,315,000      $  2,315,000
  James O. Lunceford Gardner Holding
    Co., Inc.
    5.57% due 02/01/07(1)(2)
    LOC-South Trust Bank).............      650,000           650,000
                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
  (cost $2,965,565)...................                      2,965,000
                                                         ------------
COMMERCIAL PAPER -- 46.7%
  Brahms Funding Corp.
    5.28% due 02/21/07*...............   14,015,000        13,973,889
  Capital One Multi Asset Execution
    Trust
    5.26% due 04/18/07................   20,000,000        19,777,800
  Carrera Capital Finance, Ltd.
    5.26% due 04/20/07................   10,000,000         9,885,900
  Citibank Credit Card Issuance Trust
    5.27% due 02/14/07................   15,000,000        14,971,454
  Concord Minutement Capital Co.
    5.29% due 02/06/07*...............   13,944,000        13,933,755
  Countrywide Financial Corp.
    5.30% due 02/27/07................   10,000,000         9,961,722
  Crown Point Capital Co.
    5.27% due 02/20/07*...............   20,000,000        19,944,372
  Deer Valley Funding LLC
    5.28% due 02/22/07*...............    5,000,000         4,984,600
  Georgetown Funding LLC
    5.29% due 02/20/07*...............   20,000,000        19,944,161
  Giro Balanced Funding
    5.25% due 04/16/07*...............   15,000,000        14,837,400
  Ivory Funding Corp.
    5.29% due 02/27/07*...............   15,000,000        14,942,692
  Monument GDN Funding
    5.28% due 03/13/07*...............   10,000,000         9,941,333
  Rhineland Funding Capital
    5.33% due 04/05/07................    5,000,000         4,953,200
  Sunbelt Funding Corp.
    5.29% due 02/09/07................   20,000,000        19,976,489
  Victory Receivable Corp.
    5.26% due 03/16/07*...............   20,000,000        19,874,345
                                                         ------------
TOTAL COMMECIAL PAPER
  (cost $211,904,244).................                    211,903,112
                                                         ------------
CORPORATE SHORT-TERM NOTES -- 29.2%
  Cheyne Finance LLC
    5.33% due 04/25/07(3).............    5,500,000         5,499,780
  Cheyne Finance LLC
    5.32% due 04/25/07(3).............    8,000,000         7,998,045
  Goldman Sachs Group, Inc.
    5.46% due 03/30/07(3).............   10,000,000        10,001,900
  Cullinan Finance Ltd.
    5.32% due 03/06/07(3).............    1,000,000           999,870
  Harrier Finance Funds US LLC
    5.33% due 02/15/07(3).............    8,000,000         8,000,880
  Rathgar Capital US Corp.
    5.33% due 02/05/07(3).............    7,000,000         7,000,420

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
  Sedna Finance, Inc.
    5.33% due 03/08/07(3).............  $ 5,000,000      $  4,999,550
  Sigma Finance, Inc.
    5.32% due 03/21/07(3).............   17,000,000        17,001,020
  Sigma Finance, Inc.
    5.37% due 03/21/07(3).............    3,500,000         3,500,455
  Links Finance LLC
    5.32% due 04/02/07(3).............   12,000,000        12,000,360
  Long Island College Hospital
    5.30% due 02/06/07................   17,700,000        17,686,971
  National City Bank Cleveland Ohio
    5.32% due 09/18/07................  $20,000,000      $ 20,002,200
                                                         ------------
  Whistlejacket Capital Ltd.
    5.32% due 02/21/07(3).............    5,000,000         4,999,450
  Whistlejacket Capital Ltd.
    5.32% due 02/28/07(3).............    1,000,000           999,880
  White Pine Finance LLC
    5.32% due 02/15/07(3).............   12,000,000        12,002,400
                                                         ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (cost $132,684,638).................                    132,693,181
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 19.6%
  Federal Home Loan Bank Discount Note
    5.00% due 02/01/07 (amortized cost
    $88,791,000)......................   88,791,000        88,778,668
                                                         ------------
MUNICIPAL BONDS & NOTES -- 3.3%
  Texas State Veterans Housing
    5.30% due 02/07/07(2).............    5,220,000         5,220,000
  Texas State Veterans Housing
    Funding,
    Class B-2
    5.30% due 02/07/07(2).............   10,000,000        10,000,000
                                                         ------------
TOTAL MUNICIPAL BONDS
  (cost $15,220,000)..................                     15,220,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $451,565,447)(4)                       99.4%      451,559,961
Other assets less liabilities                   0.6         2,547,928
                                        -----------      ------------
NET ASSETS............................        100.0%     $454,107,889
                                        ===========      ============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $132,376,547 representing 29.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Fair valued security; see Note 3
(2) Variable Rate Security-the rate reflected is as of January 31, 2007, maturity date reflects next reset date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007
(4)  See Note 4 for cost of investment on a tax basis.
LOC -- Letter of Credit

See Notes to Financial Statements

---------------------
    8

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

United States Treasury Notes...............................   8.5%
Finance-Investment Banker/Broker...........................   5.2
Electric-Integrated........................................   3.7
Banks-Commercial...........................................   3.5
Special Purpose Entities...................................   3.4
Telephone-Integrated.......................................   3.4
Cable TV...................................................   2.8
Oil Companies-Exploration & Production.....................   2.7
Time Deposits..............................................   2.7
Banks-Super Regional.......................................   2.4
Cellular Telecom...........................................   2.0
Finance-Consumer Loans.....................................   2.0
Aerospace/Defense..........................................   1.8
Finance-Credit Card........................................   1.8
Real Estate Investment Trusts..............................   1.7
Auto-Cars/Light Trucks.....................................   1.6
Finance-Auto Loans.........................................   1.6
Oil Companies-Integrated...................................   1.6
Paper & Related Products...................................   1.6
Pipelines..................................................   1.6
Non-Hazardous Waste Disposal...............................   1.5
Telecom Services...........................................   1.4
Diversified Manufactured Operations........................   1.3
Investment Management/Advisor Services.....................   1.3
Medical-Drugs..............................................   1.3
Multimedia.................................................   1.3
Sovereign..................................................   1.2
Food-Misc. ................................................   1.1
Precious Metals............................................   1.0
Savings & Loans/Thrifts....................................   1.0
Insurance-Mutual...........................................   0.9
Gas-Distribution...........................................   0.8
Insurance-Life/Health......................................   0.8
Insurance-Multi-line.......................................   0.8
Insurance-Reinsurance......................................   0.8
Transport-Rail.............................................   0.8
Casino Hotels..............................................   0.7
Diversified Minerals.......................................   0.7
Electric-Distribution......................................   0.7
Retail-Discount............................................   0.7
Airlines...................................................   0.6
Broadcast Services/Program.................................   0.6
Schools....................................................   0.6
Chemicals-Specialty........................................   0.5
Consumer Products-Misc. ...................................   0.5
Diversified Financial Services.............................   0.5
Enterprise Software/Service................................   0.5
Metal-Aluminum.............................................   0.5
Satellite Telecom..........................................   0.5
Television.................................................   0.5
United States Treasury Bonds...............................   0.5
Advertising Services.......................................   0.4
Brewery....................................................   0.4
Building & Construction Products-Misc. ....................   0.4
Cruise Lines...............................................   0.4
Forestry...................................................   0.4
Instruments-Controls.......................................   0.4
Medical-Biomedical/Gene....................................   0.4
Medical-HMO................................................   0.4
Medical-Hospitals..........................................   0.4
Networking Products........................................   0.4
Oil Refining & Marketing...................................   0.4
Tobacco....................................................   0.4%
Beverages-Non-alcoholic....................................   0.3
Computers..................................................   0.3
Containers-Metal/Glass.....................................   0.3
Diversified Operations.....................................   0.3
Finance-Mortgage Loan/Banker...............................   0.3
Hotels/Motels..............................................   0.3
Medical Instruments........................................   0.3
Non-Ferrous Metals.........................................   0.3
Publishing-Periodicals.....................................   0.3
Racetracks.................................................   0.3
Agricultural Chemicals.....................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.2
Banks-Fiduciary............................................   0.2
Banks-Special Purpose......................................   0.2
Chemicals-Diversified......................................   0.2
Computer Services..........................................   0.2
Containers-Paper/Plastic...................................   0.2
Distribution/Wholesale.....................................   0.2
Electronic Connectors......................................   0.2
Electronics-Military.......................................   0.2
Engines-Internal Combustion................................   0.2
Health Care Cost Containment...............................   0.2
Independent Power Producers................................   0.2
Investment Companies.......................................   0.2
Medical Labs & Testing Services............................   0.2
Medical Products...........................................   0.2
Mining.....................................................   0.2
Real Estate Operations & Development.......................   0.2
Rental Auto/Equipment......................................   0.2
Retail-Building Products...................................   0.2
Retail-Drug Store..........................................   0.2
Retail-Petroleum Products..................................   0.2
Specified Purpose Acquisitions.............................   0.2
Theaters...................................................   0.2
Advertising Sales..........................................   0.1
Aerospace/Defense-Equipment................................   0.1
Agricultural Operations....................................   0.1
Appliances.................................................   0.1
Applications Software......................................   0.1
Beverages-Wine/Spirits.....................................   0.1
Building Products-Cement...................................   0.1
Building-Maintenance & Services............................   0.1
Casino Services............................................   0.1
Commercial Services........................................   0.1
Commercial Services-Finance................................   0.1
Computers-Integrated Systems...............................   0.1
Computers-Memory Devices...................................   0.1
Direct Marketing...........................................   0.1
Diversified Operations/Commercial Services.................   0.1
E-Commerce/Products........................................   0.1
Electric-Generation........................................   0.1
Federal National Mtg. Assoc. ..............................   0.1
Finance-Other Services.....................................   0.1
Fisheries..................................................   0.1
Food-Dairy Products........................................   0.1
Food-Meat Products.........................................   0.1
Golf.......................................................   0.1
Home Furnishings...........................................   0.1
Instruments-Scientific.....................................   0.1
Machinery-Farming..........................................   0.1

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

Medical-Outpatient/Home Medical............................   0.1%
Metal Processors & Fabrication.............................   0.1
Metal-Diversified..........................................   0.1
Miscellaneous Manufacturing................................   0.1
Office Automation & Equipment..............................   0.1
Oil Field Machinery & Equipment............................   0.1
Optical Supplies...........................................   0.1
Pharmacy Services..........................................   0.1
Physicians Practice Management.............................   0.1
Quarrying..................................................   0.1
Recycling..................................................   0.1
Retail-Automobile..........................................   0.1
Retail-Convenience Store...................................   0.1
Retail-Restaurants.........................................   0.1
Rubber-Tires...............................................   0.1
Soap & Cleaning Preparation................................   0.1
Steel Tire & Tube..........................................   0.1
Textile-Products...........................................   0.1
Transactional Software.....................................   0.1
Transport-Services.........................................   0.1
U.S. Municipal Bond & Notes................................   0.1
                                                             ----
                                                             98.8%
                                                             ====

CREDIT QUALITY+#
Government -- Agency.....................................     0.1%
Government -- Treasury...................................     9.5
AAA......................................................     3.3
AA.......................................................     6.8
A........................................................    21.7
BBB......................................................    37.4
BB.......................................................     6.5
B........................................................    10.6
CCC......................................................     3.5
Not Rated@...............................................     0.6
                                                           ------
                                                            100.0%
                                                           ======

------------

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
ASSET BACKED SECURITIES -- 0.0%
DIVERSIFIED FINANCIAL
  SERVICES -- 0.0%
  125 Home Loan Owner Trust
    Series 1998-1A, Class B1
    9.26% due 02/15/29*(1)..........    $     79,493     $     79,493
  SMFC Trust
    Series 1997-A, Class B1-4
    7.83% due 01/28/27*(1)(2)(3)....           8,051            6,360
                                                         ------------
TOTAL ASSET BACKED SECURITIES
  (cost $86,938)....................                           85,853
                                                         ------------
CORPORATE BONDS & NOTES -- 71.3%
ADVERTISING SALES -- 0.1%
  Lamar Media Corp.
    Company Guar. Notes
    6.63% due 08/15/15..............         175,000          172,375
  Lamar Media Corp.
    Company Guar. Notes
    Class B
    6.63% due 08/15/15..............         400,000          394,000
                                                         ------------
                                                              566,375
                                                         ------------
ADVERTISING SERVICES -- 0.4%
  Advanstar Communications, Inc.
    Sec. Notes
    10.75% due 08/15/10.............         150,000          161,250
  Advanstar Communications, Inc.
    Company Guar. Notes
    12.00% due 02/15/11.............         350,000          364,000
  Advanstar, Inc.
    Company Guar. Notes
    15.00% due 10/15/11(4)..........          75,000           78,000
  RH Donnelley Corp.
    Senior Disc. Notes
    Class A-1
    6.88% due 01/15/13..............         525,000          502,687
  RH Donnelley Corp.
    Senior Disc. Notes
    Class A-2
    6.88% due 01/15/13..............         300,000          287,250
  RH Donnelley Corp.
    Senior Notes
    8.88% due 01/15/16..............         325,000          340,437
  RH Donnelley Corp.
    Company Guar. Notes
    10.88% due 12/15/12.............         225,000          244,688
  WDAC Subsidiary Corp.
    Senior Notes
    8.38% due 12/01/14*.............         600,000          613,500
                                                         ------------
                                                            2,591,812
                                                         ------------
AEROSPACE/DEFENSE -- 1.8%
  Boeing Co.
    Notes
    5.13% due 02/15/13..............       1,000,000          990,502
  Boeing Co.
    Debentures
    8.75% due 09/15/31..............         900,000        1,248,587

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
AEROSPACE/DEFENSE (CONTINUED)
  Lockheed Martin Corp.
    Company Guar. Debentures
    7.65% due 05/01/16..............    $  2,000,000     $  2,291,972
  Raytheon Co.
    Senior Notes
    5.38% due 04/01/13..............       6,750,000        6,707,705
                                                         ------------
                                                           11,238,766
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
  Alliant Techsystems, Inc.
    Company Guar. Notes
    6.75% due 04/01/16..............         275,000          274,313
  DRS Technologies, Inc.
    Company Guar. Notes
    6.63% due 02/01/16..............         450,000          445,500
  TransDigm, Inc.
    Senior Sub. Notes
    7.75% due 07/15/14*.............         100,000          100,367
                                                         ------------
                                                              820,180
                                                         ------------
AGRICULTURAL CHEMICALS -- 0.1%
  Terra Capital, Inc.
    Senior Notes
    7.00% due 02/01/17*.............         350,000          344,750
  The Mosaic Co.
    Senior Notes
    7.38% due 12/01/14*.............         100,000          101,250
  The Mosaic Co.
    Senior Notes
    7.63% due 12/01/16*.............         225,000          230,062
                                                         ------------
                                                              676,062
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.1%
  Eurofresh, Inc.
    Senior Notes
    11.50% due 01/15/13*............         400,000          378,000
                                                         ------------
AIRLINES -- 0.6%
  Southwest Airlines Co.
    Notes
    5.25% due 10/01/14..............         930,000          891,829
  Southwest Airlines Co.
    Notes
    6.50% due 03/01/12..............       1,320,000        1,367,796
  Southwest Airlines Co.
    Debentures
    7.38% due 03/01/27..............       1,215,000        1,293,237
                                                         ------------
                                                            3,552,862
                                                         ------------
APPLIANCES -- 0.1%
  ALH Finance LLC/ALH Finance Corp.
    Senior Sub. Notes
    8.50% due 01/15/13..............         575,000          576,438
                                                         ------------
APPLICATIONS SOFTWARE -- 0.1%
  Serena Software, Inc.
    Company Guar. Notes
    10.38% due 03/15/16.............         300,000          320,250
  SS&C Technologies, Inc.
    Company Guar. Notes
    11.75% due 12/01/13.............         400,000          442,000
                                                         ------------
                                                              762,250
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
AUTO-CARS/LIGHT TRUCKS -- 1.6%
  DaimlerChrysler NA Holding Corp.
    Notes
    4.88% due 06/15/10..............    $  4,250,000     $  4,142,887
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    6.50% due 11/15/13..............       2,750,000        2,815,227
  Ford Motor Co.
    Notes
    7.45% due 07/16/31..............         475,000          385,344
  General Motors Corp.
    Senior Notes
    7.13% due 07/15/13..............         200,000          194,000
  General Motors Corp.
    Notes
    7.20% due 01/15/11..............       1,000,000          975,000
  General Motors Corp.
    Debentures
    7.40% due 09/01/25..............         550,000          471,625
  General Motors Corp.
    Debentures
    8.38% due 07/15/33..............         300,000          282,375
  General Motors Corp.
    Notes
    9.45% due 11/01/11..............         250,000          252,500
                                                         ------------
                                                            9,518,958
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
  Stanadyne Corp.
    Senior Sub. Notes
    10.00% due 08/15/14.............         275,000          284,625
  Stanadyne Holdings, Inc.
    Senior Disc. Notes
    12.00% due 02/15/15(4)..........         175,000          127,750
  Tenneco Automotive, Inc.
    Company Guar. Notes
    8.63% due 11/15/14..............         200,000          207,500
  TRW Automotive, Inc.
    Senior Notes
    9.38% due 02/15/13..............         200,000          214,000
  TRW Automotive, Inc.
    Senior Sub. Notes
    11.00% due 02/15/13.............         200,000          219,000
  United Components, Inc.
    Senior Sub. Notes
    9.38% due 06/15/13..............         375,000          388,125
                                                         ------------
                                                            1,441,000
                                                         ------------
BANKS-COMMERCIAL -- 3.0%
  City National Bank
    Sub. Notes
    6.38% due 01/15/08..............       1,225,000        1,231,284
  Colonial Bank NA
    Sub. Notes
    6.38% due 12/01/15..............       1,236,000        1,259,363
  Hudson United Bank
    Sub. Notes
    7.00% due 05/15/12..............       1,000,000        1,064,971
  Manufacturers & Traders Trust Co.
    Sub. Notes
    5.63% due 12/01/21(5)...........       2,235,000        2,193,674
  Marshall & Ilsley Bank
    Notes
    4.40% due 03/15/10..............       2,500,000        2,427,853

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
BANKS-COMMERCIAL (CONTINUED)
  Popular North America, Inc.
    Company Guar. Notes
    5.65% due 04/15/09..............    $  1,200,000     $  1,199,887
  State Street Bank & Trust Co.
    Sub. Notes
    5.30% due 01/15/16..............         770,000          756,638
  US Bank National Assoc.
    Sub. Notes
    4.95% due 10/30/14..............       3,690,000        3,569,437
  Wachovia Bank NA
    Sub. Notes
    4.80% due 11/01/14..............       2,000,000        1,907,100
  Wachovia Bank NA
    Sub. Notes
    4.88% due 02/01/15..............       1,350,000        1,291,826
  Zions Bancorp.
    Sub. Notes
    5.50% due 11/16/15..............       1,490,000        1,455,481
                                                         ------------
                                                           18,357,514
                                                         ------------
BANKS-FIDUCIARY -- 0.2%
  Northern Trust Corp.
    Senior Notes
    5.30% due 08/29/11..............         960,000          958,798
                                                         ------------
BANKS-SUPER REGIONAL -- 2.4%
  Banc One Corp.
    Sub. Debentures
    8.00% due 04/29/27..............         460,000          560,731
  Bank of America Corp.
    Senior Notes
    5.38% due 06/15/14..............       5,000,000        4,986,685
  PNC Funding Corp.
    Company Guar. Notes
    7.50% due 11/01/09..............       1,710,000        1,798,956
  Wachovia Corp.
    Sub. Notes
    5.63% due 12/15/08..............       2,000,000        2,011,448
  Wells Fargo Bank NA
    Sub. Notes
    6.45% due 02/01/11..............       5,000,000        5,204,130
                                                         ------------
                                                           14,561,950
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  Bottling Group LLC
    Senior Notes
    5.50% due 04/01/16..............       1,460,000        1,451,596
  Cott Beverages, Inc.
    Company Guar. Notes
    8.00% due 12/15/11..............         400,000          409,000
                                                         ------------
                                                            1,860,596
                                                         ------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Constellation Brands, Inc.
    Company Guar. Notes
    7.25% due 09/01/16..............         175,000          178,938
  Constellation Brands, Inc.
    Company Guar. Notes
    8.00% due 02/15/08..............         300,000          306,128
                                                         ------------
                                                              485,066
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
BROADCAST SERVICES/PROGRAM -- 0.1%
  Clear Channel Communications, Inc.
    Senior Notes
    3.13% due 02/01/07..............    $    500,000     $    500,000
  XM Satellite Radio, Inc.
    Company Guar. Notes
    9.75% due 05/01/14..............         400,000          402,000
                                                         ------------
                                                              902,000
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.4%
  CRH America, Inc.
    Company Guar. Notes
    5.30% due 10/15/13..............       1,750,000        1,699,591
  Interline Brands, Inc.
    Senior Sub. Notes
    8.13% due 06/15/14..............         250,000          255,625
  Nortek, Inc.
    Senior Sub. Notes
    8.50% due 09/01/14..............         175,000          173,688
  NTK Holdings, Inc.
    Senior Disc. Notes
    10.75% due 03/01/14(4)..........         150,000          110,250
  Panolam Industries International, Inc.
    Senior Sub. Notes
    10.75% due 10/01/13*............         350,000          371,000
                                                         ------------
                                                            2,610,154
                                                         ------------
BUILDING & CONSTRUCTION-MISC. -- 0.0%
  Esco Corp.
    Senior Notes
    5.63% due 12/15/13*.............         100,000          103,000
  Esco Corp.
    Senior Notes
    9.24% due 12/15/13*(5)..........         100,000          102,250
                                                         ------------
                                                              205,250
                                                         ------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
  Goodman Global Holdings, Inc.
    Senior Sub. Notes
    7.88% due 12/15/12..............         100,000          100,500
  Goodman Global Holdings, Inc.
    Senior Notes
    8.36% due 06/15/12(5)...........          90,000           91,125
                                                         ------------
                                                              191,625
                                                         ------------
BUILDING PRODUCTS-CEMENT -- 0.1%
  Texas Industries, Inc.
    Senior Notes
    7.25% due 07/15/13..............         375,000          383,438
                                                         ------------
BUILDING-MAINTANCE & SERVICES -- 0.1%
  Brand Services, Inc.
    Company Guar. Notes
    12.00% due 10/15/12.............         425,000          467,776
                                                         ------------
CABLE TV -- 2.7%
  CCH I LLC/CCH II Capital Corp.
    Sec. Notes
    11.00% due 10/01/15.............         207,000          213,728
  CCH II LLC/CCH II Capital Corp.
    Company Guar. Notes
    10.25% due 10/01/13.............         175,000          187,250

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CABLE TV (CONTINUED)
  Charter Communications Holdings II
    LLC
    Senior Notes
    10.25% due 09/15/10.............    $    650,000     $    675,187
  Comcast Cable Communications, Inc.
    Senior Notes
    7.13% due 06/15/13..............       6,250,000        6,741,825
  Comcast Cable Communications, Inc.
    Senior Notes
    6.88% due 06/15/09..............       1,000,000        1,032,557
  Comcast Corp.
    Company Guar. Notes
    7.05% due 03/15/33..............         500,000          541,266
  Cox Communications, Inc.
    Notes
    4.63% due 01/15/10..............       1,720,000        1,681,052
  Cox Communications, Inc.
    Notes
    5.45% due 12/15/14..............       2,860,000        2,795,536
  COX Communications, Inc.
    Notes
    7.13% due 10/01/12..............         750,000          804,091
  CSC Holdings, Inc.
    Senior Notes
    7.25% due 07/15/08..............          75,000           76,031
  CSC Holdings, Inc.
    Senior Notes
    8.13% due 07/15/09..............         325,000          336,781
  CSC Holdings, Inc.
    Debentures
    8.13% due 08/15/09..............         100,000          103,625
  DirecTV Holdings LLC
    Company Guar. Notes
    6.38% due 06/15/15..............         200,000          190,500
  DirecTV Holdings LLC
    Senior Notes
    8.38% due 03/15/13..............         374,000          391,297
  Echostar DBS Corp.
    Company Guar. Notes
    6.63% due 10/01/14..............         550,000          539,000
  LodgeNet Entertainment Corp.
    Senior Sub. Debentures
    9.50% due 06/15/13..............         175,000          187,688
                                                         ------------
                                                           16,497,414
                                                         ------------
CASINO HOTELS -- 0.7%
  155 East Tropicana LLC
    Sec. Notes
    8.75% due 04/01/12..............         400,000          368,000
  Boyd Gaming Corp.
    Senior Sub. Notes
    8.75% due 04/15/12..............         275,000          287,719
  Mandalay Resort Group
    Senior Notes
    9.50% due 08/01/08..............         175,000          183,969
  MGM Grand, Inc.
    Company Guar. Notes
    9.75% due 06/01/07..............         425,000          429,781
  MGM Mirage, Inc.
    Senior Notes
    5.88% due 02/27/14..............         975,000          904,312

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CASINO HOTELS (CONTINUED)
  Motor Gaming Group, Inc.
    Company Guar. Notes
    9.75% due 04/01/10..............    $    375,000     $    392,344
  MTR Gaming Group, Inc.
    Company Guar. Notes
    9.00% due 06/01/12..............         100,000          103,250
  Park Place Entertainment Corp.
    Senior Sub. Notes
    7.88% due 03/15/10..............         275,000          288,750
  Park Place Entertainment Corp.
    Senior Sub. Notes
    8.13% due 05/15/11..............         350,000          370,562
  San Pasqual Casino Development
    Group
    Notes
    8.00% due 09/15/13*.............         275,000          280,500
  Station Casinos, Inc.
    Senior Sub. Notes
    6.50% due 02/01/14..............          50,000           45,500
  Station Casinos, Inc.
    Senior Notes
    7.75% due 08/15/16..............         325,000          331,500
  Wynn Las Vegas LLC
    1st Mtg. Bonds
    6.63% due 12/01/14..............         325,000          321,750
                                                         ------------
                                                            4,307,937
                                                         ------------
CASINO SERVICES -- 0.1%
  Herbst Gaming, Inc.
    Company Guar. Notes
    7.00% due 11/15/14..............         350,000          336,875
  Tunica-Biloxi Gaming Authority
    Senior Notes
    9.00% due 11/15/15*.............         325,000          338,000
                                                         ------------
                                                              674,875
                                                         ------------
CELLULAR TELECOM -- 1.4%
  Centennial Communications Corp.
    Senior Notes
    10.00% due 01/01/13.............         300,000          321,750
  Centennial Communications Corp.
    Senior Notes
    11.12% due 01/01/13(5)..........         200,000          211,500
  Cingular Wireless LLC
    Senior Notes
    6.50% due 12/15/11..............       1,000,000        1,044,314
  Cingular Wireless Services, Inc.
    Senior Notes
    7.88% due 03/01/11..............       2,000,000        2,173,504
  Cingular Wireless Services, Inc.
    Senior Notes
    8.75% due 03/01/31..............       2,750,000        3,556,286
  Cricket Communications, Inc.
    Senior Notes
    9.38% due 11/01/14*.............         200,000          210,000
  MetroPCS Wireless, Inc.
    Senior Notes
    9.25% due 11/01/14*.............         425,000          442,000
  US Unwired, Inc.
    Company Guar. Notes
    10.00% due 06/15/12.............         325,000          355,220
                                                         ------------
                                                            8,314,574
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CHEMICALS-DIVERSIFIED -- 0.2%
  Equistar Chemicals LP
    Company Guar. Notes
    10.13% due 09/01/08.............    $    300,000     $    318,000
  Lyondell Chemical Co.
    Company Guar. Notes
    8.25% due 09/15/16..............         425,000          450,500
  Union Carbide Chemical & Plastics Co., Inc.
    Debentures
    7.88% due 04/01/23..............         225,000          239,889
  Union Carbide Corp.
    Debentures
    7.50% due 06/01/25..............          75,000           77,066
                                                         ------------
                                                            1,085,455
                                                         ------------
CHEMICALS-SPECIALTY -- 0.5%
  Albemarle Corp.
    Senior Notes
    5.10% due 02/01/15..............       1,940,000        1,828,097
  Chemtura Corp.
    Company Guar. Notes
    6.88% due 06/01/16..............         300,000          291,000
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Notes
    8.75% due 02/15/09..............         175,000          183,313
  Nalco Co.
    Senior Notes
    7.75% due 11/15/11..............         100,000          102,000
  Nalco Co.
    Senior Sub. Notes
    8.88% due 11/15/13..............         425,000          451,031
  PQ Corp.
    Company Guar. Notes
    7.50% due 02/15/13..............         325,000          323,375
                                                         ------------
                                                            3,178,816
                                                         ------------
COMMERCIAL SERVICES -- 0.1%
  Insurance Auto Auctions, Inc.
    Company Guar. Notes
    11.00% due 04/01/13.............         400,000          452,000
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
  iPayment, Inc.
    Company Guar. Notes
    9.75% due 05/15/14..............         325,000          334,750
                                                         ------------
COMPUTER SERVICES -- 0.2%
  Compucom Systems, Inc.
    Senior Notes
    12.00% due 11/01/14*............         275,000          284,625
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.13% due 08/15/13..............         450,000          473,625
  Sungard Data Systems, Inc.
    Company Guar. Notes
    10.25% due 08/15/15.............         525,000          564,375
                                                         ------------
                                                            1,322,625
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
COMPUTERS -- 0.3%
  Dell, Inc.
    Debentures
    7.10% due 04/15/28..............    $  1,000,000     $  1,079,246
  International Business Machines
    Corp.
    Debentures
    5.88% due 11/29/32..............       1,000,000        1,007,204
                                                         ------------
                                                            2,086,450
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Activant Solutions, Inc.
    Senior Sub. Notes
    9.50% due 05/01/16*.............         500,000          485,000
                                                         ------------
CONSUMER PRODUCTS-MISC. -- 0.5%
  American Achievement Corp.
    Senior Sub. Notes
    8.25% due 04/01/12..............         125,000          127,344
  American Greetings Corp.
    Senior Notes
    7.38% due 06/01/16..............         275,000          282,562
  Jarden Corp.
    Company Guar. Notes
    9.75% due 05/01/12..............         400,000          423,500
  Jostens Holding Corp.
    Senior Disc. Notes
    10.25% due 12/01/13(4)..........       1,075,000          972,875
  Playtex Products, Inc.
    Company Guar. Notes
    9.38% due 06/01/11..............         575,000          596,562
  Spectrum Brands, Inc.
    Company Guar. Notes
    7.38% due 02/01/15..............         317,000          276,583
  Visant Holding Corp.
    Senior Notes
    8.75% due 12/01/13..............         425,000          446,250
                                                         ------------
                                                            3,125,676
                                                         ------------
CONTAINERS-METAL/GLASS -- 0.3%
  Ball Corp.
    Company Guar. Notes
    6.63% due 03/15/18..............         450,000          444,938
  Crown Americas LLC
    Senior Notes
    7.75% due 11/15/15..............         375,000          388,125
  Greif Brothers Corp.
    Company Guar. Notes
    8.88% due 08/01/12..............         350,000          369,250
  Owens-Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.25% due 05/15/13..............         500,000          521,250
  Russell-Stanley Holdings, Inc.
    Senior Sub. Notes
    9.00% due
    11/30/08*+(1)(6)(7)(12).........          13,694              635
                                                         ------------
                                                            1,724,198
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CONTAINERS-PAPER/PLASTIC -- 0.2%
  Berry Plastics Holding Corp.
    Secured Notes
    8.88% due 09/15/14*.............    $    225,000     $    232,313
  Graphic Packaging International,
    Inc.
    Senior Sub. Notes
    9.50% due 08/15/13..............         650,000          689,000
  Jefferson Smurfit Corp.
    Senior Guar. Notes
    8.25% due 10/01/12..............         325,000          325,812
  Plastipak Holdings, Inc.
    Senior Notes
    8.50% due 12/15/15*.............         150,000          156,750
                                                         ------------
                                                            1,403,875
                                                         ------------
DIRECT MARKETING -- 0.1%
  Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12..............         200,000          200,500
  Affinity Group, Inc.
    Senior Notes
    10.88% due 02/15/12(7)..........         347,717          347,717
                                                         ------------
                                                              548,217
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.2%
  Baker & Taylor, Inc.
    Company Guar. Notes
    11.50% due 07/01/13*............         375,000          388,125
  Nebraska Book Co., Inc.
    Senior Sub. Notes
    8.63% due 03/15/12..............         450,000          444,375
  SGS International, Inc.
    Company Guar. Notes
    12.00% due 12/15/13.............         350,000          365,750
                                                         ------------
                                                            1,198,250
                                                         ------------
DIVERSIFIED FINANCIAL
  SERVICES -- 0.5%
  General Electric Capital Corp.
    Notes
    3.75% due 12/15/09..............       1,000,000          960,973
  ZFS Finance USA Trust I
    6.15% due 12/15/65(5)...........       2,290,000        2,322,855
                                                         ------------
                                                            3,283,828
                                                         ------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 1.0%
  Amsted Industries, Inc.
    Senior Notes
    10.25% due 10/15/11*............         400,000          428,500
  Covalence Specialty Materials
    Corp.
    Senior Sub. Notes
    10.25% due 03/01/16*............         150,000          138,000
  General Electric Co.
    Notes
    5.00% due 02/01/13..............       5,000,000        4,918,770
  Koppers Industries
    Company Guar. Notes
    9.88% due 10/15/13..............         319,000          346,115
                                                         ------------
                                                            5,831,385
                                                         ------------
DIVERSIFIED OPERATIONS -- 0.0%
  Nebco Evans Holding Co.
    Senior Disc. Notes
    12.38% due
    07/15/07+(1)(6)(12).............         125,000                0
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.1%
  Aramark Corp.
    Senior Notes
    8.50% due 02/01/15*.............    $    250,000     $    255,937
  Aramark Corp.
    Senior Notes
    8.86% due 02/01/15*(5)..........         325,000          331,500
                                                         ------------
                                                              587,437
                                                         ------------
E-COMMERCE/PRODUCTS -- 0.1%
  FTD, Inc.
    Company Guar. Notes
    7.75% due 02/15/14..............         365,000          365,913
                                                         ------------
ELECTRIC-GENERATION -- 0.1%
  Edison Mission Energy
    Senior Notes
    7.73% due 06/15/09..............         275,000          283,250
  Edison Mission Energy
    Senior Notes
    7.75% due 06/15/16..............         575,000          608,062
                                                         ------------
                                                              891,312
                                                         ------------
ELECTRIC-INTEGRATED -- 3.6%
  Alabama Power Co.
    Senior Notes
    5.50% due 10/15/17..............       1,000,000          996,396
  Alabama Power Co.
    Debentures
    5.70% due 02/15/33..............       1,000,000          976,790
  American Electric Power Co., Inc.
    Senior Notes
    5.38% due 03/15/10..............       1,000,000          997,422
  Cleveland Electric Illuminating
    Co.
    Senior Notes
    5.95% due 12/15/36..............         870,000          831,981
  CMS Energy Corp.
    Senior Notes
    6.88% due 12/15/15..............         125,000          128,750
  CMS Energy Corp.
    Senior Notes
    7.50% due 01/15/09..............         275,000          281,875
  Consolidated Edison Co. of New
    York
    Notes
    5.50% due 09/15/16..............         710,000          704,523
  Exelon Generation Co. LLC
    Notes
    5.35% due 01/15/14..............       1,000,000          978,218
  FirstEnergy Corp.
    Notes
    6.45% due 11/15/11..............       2,500,000        2,601,740
  FPL Energy National Wind Portfolio
    LLC
    Sec. Notes
    6.13% due 03/25/19*.............         113,984          109,729
  Midamerican Energy Co.
    Notes
    4.65% due 10/01/14..............         800,000          754,387
  Midamerican Energy Co.
    Bonds
    6.75% due 12/30/31..............         750,000          820,638

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Nevada Power Co.
    General Reference Mtg. Bonds
    5.88% due 01/15/15..............    $    575,000     $    572,133
  Nevada Power Co.
    General Reference Mtg. Bonds
    6.50% due 04/15/12..............          50,000           51,459
  Nevada Power Co.
    2nd Mtg. Bonds
    9.00% due 08/15/13..............         374,000          403,833
  NorthWestern Corp.
    Sec. Notes
    5.88% due 11/01/14..............         100,000           97,871
  Pacific Gas & Electric Co.
    Notes
    4.20% due 03/01/11..............       1,100,000        1,049,192
  Pacific Gas & Electric Co.
    Notes
    4.80% due 03/01/14..............       1,000,000          958,045
  Pacific Gas & Electric Co.
    Notes
    6.05% due 03/01/34..............         660,000          660,400
  PPL Energy Supply LLC
    Senior Notes
    6.00% due 12/15/36..............       1,040,000        1,000,174
  PSEG Energy Holdings LLC
    Senior Notes
    10.00% due 10/01/09.............         600,000          652,500
  PSEG Power LLC
    Company Guar. Notes
    7.75% due 04/15/11..............       1,750,000        1,894,274
  PSI Energy, Inc.
    Senior Notes
    6.05% due 06/15/16..............         835,000          849,000
  Sierra Pacific Resources
    Senior Notes
    6.75% due 08/15/17..............         250,000          250,478
  TECO Energy, Inc.
    Senior Notes
    6.75% due 05/01/15..............         100,000          103,875
  TXU Corp.
    Senior Notes
    5.55% due 11/15/14..............         275,000          258,833
  TXU Corp.
    Senior Notes
    6.50% due 11/15/24..............         100,000           92,604
  Westar Energy, Inc.
    1st Mtg. Bonds
    5.88% due 07/15/36..............         860,000          803,139
  Westar Energy, Inc.
    1st Mtg. Bonds
    6.00% due 07/01/14..............       2,000,000        2,032,814
                                                         ------------
                                                           21,913,073
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%
  Freescale Semiconductor, Inc.
    Senior Notes
    8.88% due 12/15/14*.............         275,000          273,625
                                                         ------------
ELECTRONIC CONNECTORS -- 0.2%
  Thomas & Betts Corp.
    Notes
    7.25% due 06/01/13..............       1,205,000        1,260,401
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
ELECTRONICS-MILITARY -- 0.2%
  L-3 Communications Corp.
    Company Guar. Notes
    6.13% due 01/15/14..............    $    800,000     $    770,000
  L-3 Communications Corp.
    Senior Sub. Notes
    6.38% due 10/15/15..............         175,000          169,531
                                                         ------------
                                                              939,531
                                                         ------------
ENGINES-INTERNAL COMBUSTION -- 0.2%
  Briggs & Stratton Corp.
    Notes
    7.25% due 09/15/07..............         100,000          100,811
  Briggs & Stratton Corp.
    Company Guar. Notes
    8.88% due 03/15/11..............         960,000        1,032,799
                                                         ------------
                                                            1,133,610
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.5%
  Oracle Corp.
    Notes
    5.00% due 01/15/11..............       2,820,000        2,785,224
                                                         ------------
ENVIRONMENTAL MONITORING & DETECTION -- 0.0%
  Clean Harbors, Inc.
    Company Guar. Notes
    11.25% due 07/15/12.............         179,000          199,187
                                                         ------------
FINANCE-AUTO LOANS -- 1.6%
  Ford Motor Credit Co.
    Senior Notes
    7.25% due 10/25/11..............         525,000          512,353
  Ford Motor Credit Co.
    Senior Notes
    8.00% due 12/15/16..............         325,000          319,108
  Ford Motor Credit Co.
    Senior Notes
    8.11% due 01/13/12(5)...........         675,000          677,774
  Ford Motor Credit Co.
    Senior Notes
    9.88% due 08/10/11..............         175,000          187,371
  General Motors Acceptance Corp.
    Notes
    6.88% due 09/15/11..............         750,000          761,150
  General Motors Acceptance Corp.
    Bonds
    8.00% due 11/01/31..............       4,340,000        4,885,143
  Nissan Motor Acceptance Corp.
    Senior Notes
    5.63% due 03/14/11*.............       2,210,000        2,201,370
                                                         ------------
                                                            9,544,269
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
FINANCE-CONSUMER LOANS -- 2.0%
  HSBC Finance Capital Trust
    5.91% due 11/30/35(5)...........    $  3,500,000     $  3,510,857
  HSBC Finance Corp.
    Notes
    4.75% due 04/15/10..............         860,000          846,575
  HSBC Finance Corp.
    Notes
    5.00% due 06/30/15..............       3,070,000        2,966,870
  SLM Corp.
    Notes
    3.31% due 12/15/14(5)...........       3,230,000        2,920,534
  SLM Corp.
    Notes
    4.00% due 01/15/10..............       2,000,000        1,925,890
                                                         ------------
                                                           12,170,726
                                                         ------------
FINANCE-CREDIT CARD -- 1.8%
  American Express Co.
    Notes
    4.75% due 06/17/09..............       4,000,000        3,957,340
  American Express Co.
    Senior Notes
    4.88% due 07/15/13..............       1,600,000        1,552,901
  Capital One Financial Corp.
    Notes
    7.13% due 08/01/08..............       4,000,000        4,089,380
  MBNA Corp.
    Senior Notes
    7.50% due 03/15/12..............       1,000,000        1,093,838
                                                         ------------
                                                           10,693,459
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.6%
  BCP Crystal U.S. Holdings Corp.
    Senior Sub. Notes
    9.63% due 06/15/14..............         225,000          248,625
  Bear Stearns & Co., Inc.
    Notes
    3.25% due 03/25/09..............       1,400,000        1,342,779
  Bear Stearns & Co., Inc.
    Senior Notes
    5.70% due 11/15/14..............       1,500,000        1,513,067
  Citigroup, Inc.
    Senior Notes
    5.13% due 02/14/11..............       3,000,000        2,982,303
  Credit Suisse USA, Inc.
    Senior Notes
    5.50% due 08/16/11..............       2,510,000        2,527,678
  Goldman Sachs Capital I
    Company Guar. Notes
    6.35% due 02/15/34..............       1,500,000        1,497,075
  Goldman Sachs Group, Inc.
    Notes
    3.88% due 01/15/09..............       1,750,000        1,702,748
  J.P. Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14..............       8,000,000        7,804,104
  Lehman Brothers Holdings, Inc.
    Bonds
    7.88% due 08/15/10..............         250,000          268,604
  Merrill Lynch & Co., Inc.
    Notes
    5.45% due 07/15/14..............       5,000,000        4,992,980

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
  Morgan Stanley
    Notes
    4.00% due 01/15/10..............    $  1,000,000     $    965,502
  Morgan Stanley
    Notes
    5.30% due 03/01/13..............       2,000,000        1,991,532
                                                         ------------
                                                           27,836,997
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.3%
  Residential Capital LLC
    Company Guar. Bonds
    6.00% due 02/22/11..............       1,700,000        1,690,919
                                                         ------------
FINANCE-OTHER SERVICES -- 0.1%
  American Real Estate Partners
    Company Guar. Notes
    7.13% due 02/15/13..............         450,000          445,500
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.0%
  MBIA, Inc.
    Debentures
    6.63% due 10/01/28..............         250,000          263,259
                                                         ------------
FISHERY -- 0.1%
  ASG Consolidated LLC/
    ASG Finance, Inc.
    Senior Disc. Notes
    11.50% due 11/01/11(4)..........         600,000          540,000
                                                         ------------
FOOD-BAKING -- 0.0%
  Eagle Family Foods
    Company Guar. Notes
    8.75% due 01/15/08..............         100,000           76,500
                                                         ------------
FOOD-DAIRY PRODUCTS -- 0.1%
  Dean Foods Co.
    Company Guar. Notes
    7.00% due 06/01/16..............         375,000          378,750
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.1%
  Pierre Foods, Inc.
    Senior Sub. Notes
    9.88% due 07/15/12..............         375,000          387,188
                                                         ------------
FOOD-MISC. -- 1.1%
  B&G Foods Holding Corp.
    Senior Notes
    8.00% due 10/01/11..............         550,000          555,500
  Del Monte Corp
    Company Guar. Notes
    6.75% due 02/15/15..............         600,000          588,750
  General Mills, Inc.
    Notes
    5.70% due 02/15/17..............       1,420,000        1,415,610
  Kraft Foods, Inc.
    Notes
    5.25% due 10/01/13..............       2,500,000        2,460,815
  Kraft Foods, Inc.
    Notes
    6.25% due 06/01/12..............         950,000          982,694
  Michael Foods, Inc.
    Senior Sub. Notes
    8.00% due 11/15/13..............         450,000          459,000
                                                         ------------
                                                            6,462,369
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
FOOD-RETAIL -- 0.0%
  Jitney-Jungle Stores of America,
    Inc.
    Company Guar. Notes
    10.38% due
    09/15/07+(1)(6)(12).............    $    125,000     $          0
                                                         ------------
FORESTRY -- 0.4%
  Weyerhaeuser Co.
    Debentures
    7.38% due 03/15/32..............       2,175,000        2,310,957
                                                         ------------
GAMBLING (NON-HOTEL) -- 0.0%
  Jacobs Entertainment, Inc.
    Company Guar. Bonds
    9.75% due 06/15/14..............         275,000          284,625
                                                         ------------
GAS-DISTRIBUTION -- 0.8%
  Atmos Energy Corp.
    Notes
    4.00% due 10/15/09..............       4,860,000        4,676,005
  Semco Energy, Inc.
    Senior Notes
    7.13% due 05/15/08..............         225,000          225,513
                                                         ------------
                                                            4,901,518
                                                         ------------
GOLF -- 0.1%
  True Temper Sports, Inc.
    Company Guar. Notes
    8.38% due 09/15/11..............         450,000          378,000
                                                         ------------
HEALTH CARE COST CONTAINMENT -- 0.2%
  Concentra Operating Corp.
    Company Guar. Notes
    9.50% due 08/15/10..............         375,000          394,688
  Waste Management, Inc.
    Debentures
    8.75% due 05/01/18..............         850,000          877,330
                                                         ------------
                                                            1,272,018
                                                         ------------
HOME FURNISHINGS -- 0.1%
  Norcraft Cos. LP/Norcraft Finance
    Corp.
    Senior Sub. Notes
    9.00% due 11/01/11..............         125,000          129,062
  Norcraft Holdings LP/
    Norcraft Capital Corp.
    Senior Disc. Notes
    9.75% due 09/01/12(4)...........         375,000          330,000
  Sealy Mattress Co.
    Senior Sub. Notes
    8.25% due 06/15/14..............         200,000          210,000
                                                         ------------
                                                              669,062
                                                         ------------
HOTELS/MOTELS -- 0.3%
  Gaylord Entertainment Co.
    Company Guar. Notes
    6.75% due 11/15/15..............         225,000          218,531
  Starwood Hotels and Resorts
    Company Guar. Notes
    7.38% due 05/01/07..............         550,000          552,309
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16*.............         870,000          857,890
                                                         ------------
                                                            1,628,730
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INDEPENDENT POWER PRODUCERS -- 0.2%
  NRG Energy, Inc.
    Company Guar. Notes
    7.25% due 02/01/14..............    $    200,000     $    200,500
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16..............         575,000          575,719
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 01/15/17..............         250,000          250,000
                                                         ------------
                                                            1,026,219
                                                         ------------
INSTRUMENTS-CONTROLS -- 0.4%
  Thermo Electron Corp.
    Senior Notes
    5.00% due 06/01/15..............       2,584,000        2,413,216
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.1%
  Fisher Scientific International,
    Inc.
    Senior Sub. Notes
    6.13% due 07/01/15..............         725,000          720,414
                                                         ------------
INSURANCE-LIFE/HEALTH -- 0.8%
  Delphi Funding LLC
    Company Guar. Notes
    9.31% due 03/25/27..............         800,000          836,681
  Life Re Capital Trust I
    Company Guar. Debentures
    8.72% due 06/15/27*.............       1,000,000        1,010,777
  Pacific LifeCorp.
    Bonds
    6.60% due 09/15/33*.............       2,700,000        2,903,891
                                                         ------------
                                                            4,751,349
                                                         ------------
INSURANCE-MULTI-LINE -- 0.3%
  CNA Financial Corp.
    Notes
    6.00% due 08/15/11..............         700,000          708,464
  Horace Mann Educators Corp.
    Senior Notes
    6.85% due 04/15/16..............         830,000          845,741
  USF&G Capital II
    8.31% due 07/01/46*.............         250,000          299,378
                                                         ------------
                                                            1,853,583
                                                         ------------
INSURANCE-MUTUAL -- 0.9%
  Liberty Mutual Group, Inc.
    Notes
    5.75% due 03/15/14*.............       2,850,000        2,820,377
  Liberty Mutual Insurance Co.
    Notes
    8.20% due 05/04/07*.............       1,100,000        1,104,325
  Union Central Life Insurance
    Notes
    8.20% due 11/01/26*.............       1,250,000        1,365,760
                                                         ------------
                                                            5,290,462
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 0.0%
  St Paul Travelers Cos., Inc.
    Senior Notes
    5.50% due 12/01/15..............         250,000          247,260
                                                         ------------
INSURANCE-REINSURANCE -- 0.8%
  Berkshire Hathaway Finance Corp.
    Company Guar. Notes
    4.85% due 01/15/15..............       4,925,000        4,752,261
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
INTIMATE APPAREL -- 0.0%
  Warnaco, Inc.
    Senior Notes
    8.88% due 06/15/13..............    $    250,000     $    265,625
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.7%
  FMR Corp.
    Bonds
    7.57% due 06/15/29*.............       2,200,000        2,645,434
  Franklin Resources, Inc.
    Notes
    3.70% due 04/15/08..............         500,000          490,257
  Nuveen Investments, Inc.
    Senior Notes
    5.00% due 09/15/10..............         430,000          421,577
  Nuveen Investments, Inc.
    Senior Notes
    5.50% due 09/15/15..............         430,000          417,922
                                                         ------------
                                                            3,975,190
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 0.0%
  Clark Material Handling Co.
    Company Guar. Notes
    10.75% due
    11/15/06+(1)(6)(8)(9)...........         100,000                0
                                                         ------------
MACHINERY-ELECTRICAL -- 0.0%
  Baldor Electric Co.
    Senior Notes
    8.63% due 02/15/17..............         250,000          258,125
                                                         ------------
MACHINERY-FARMING -- 0.1%
  Case New Holland, Inc.
    Company Guar. Notes
    9.25% due 08/01/11..............         300,000          318,000
                                                         ------------
MEDICAL INSTRUMENTS -- 0.3%
  Accellent, Inc.
    Company Guar. Notes
    10.50% due 12/01/13.............         325,000          338,000
  Medtronic, Inc.
    Senior Notes
    4.38% due 09/15/10..............       1,360,000        1,319,944
                                                         ------------
                                                            1,657,944
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
  Quest Diagnostics, Inc.
    Company Guar. Notes
    5.45% due 11/01/15..............       1,460,000        1,394,396
                                                         ------------
MEDICAL PRODUCTS -- 0.2%
  CDRV Investors, Inc.
    Senior Disc. Notes
    9.63% due 01/01/15(4)...........         875,000          697,812
  VWR International, Inc.
    Senior Sub. Notes
    8.00% due 04/15/14..............         475,000          483,313
                                                         ------------
                                                            1,181,125
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.4%
  Bio-Rad Laboratories, Inc.
    Senior Sub. Notes
    6.13% due 12/15/14..............         250,000          243,750
  Genentech, Inc.
    Senior Notes
    4.75% due 07/15/15..............       2,500,000        2,379,482
                                                         ------------
                                                            2,623,232
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MEDICAL-DRUGS -- 1.3%
  Pfizer, Inc.
    Senior Notes
    4.50% due 02/15/14..............    $  5,000,000     $  4,779,060
  Pharmacia Corp.
    Debentures
    6.50% due 12/01/18..............         740,000          796,949
  Wyeth
    Bonds
    5.50% due 02/01/14..............       2,250,000        2,246,112
                                                         ------------
                                                            7,822,121
                                                         ------------
MEDICAL-HMO -- 0.4%
  Aetna, Inc.
    Senior Notes
    5.75% due 06/15/11..............         410,000          415,192
  WellPoint, Inc.
    Bonds
    6.80% due 08/01/12..............       1,800,000        1,897,812
                                                         ------------
                                                            2,313,004
                                                         ------------
MEDICAL-HOSPITALS -- 0.4%
  HCA, Inc.
    Senior Notes
    6.38% due 01/15/15..............         300,000          255,000
  HCA, Inc.
    Senior Notes
    7.50% due 11/06/33..............         375,000          311,250
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*.............         900,000          956,250
  HCA, Inc.
    Sec. Notes
    9.63% due 11/15/16*.............         975,000        1,046,906
                                                         ------------
                                                            2,569,406
                                                         ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
  CRC Health Corp.
    Company Guar. Notes
    10.75% due 02/01/16.............         350,000          382,375
  National Mentor Holdings, Inc.
    Senior Sub. Notes
    11.25% due 07/01/14*............         425,000          460,062
                                                         ------------
                                                              842,437
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.1%
  Hawk Corp.
    Senior Notes
    8.75% due 11/01/14..............         275,000          273,625
  Mueller Group, Inc.
    Senior Sub. Notes
    10.00% due 05/01/12.............         100,000          108,000
                                                         ------------
                                                              381,625
                                                         ------------
METAL-ALUMINUM -- 0.5%
  Alcan, Inc.
    Bonds
    5.75% due 06/01/35..............       1,905,000        1,762,485
  Alcoa, Inc.
    Notes
    5.55% due 02/01/17..............       1,470,000        1,461,059
                                                         ------------
                                                            3,223,544
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
MINING -- 0.2%
  Newmont Mining Corp.
    Company Guar. Notes
    5.88% due 04/01/35..............    $  1,410,000     $  1,307,792
                                                         ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Nutro Products, Inc.
    Senior Sub. Notes
    10.75% due 04/05/14*............         300,000          328,500
  Reddy Ice Holdings, Inc.
    Senior Disc. Notes
    10.50% due 11/01/12(4)..........         500,000          452,500
                                                         ------------
                                                              781,000
                                                         ------------
MULTIMEDIA -- 1.2%
  Cox Enterprises, Inc.
    Notes
    4.38% due 05/01/08*.............       1,000,000          981,941
  News America Holdings, Inc.
    Company Guar. Bonds
    8.00% due 10/17/16..............         650,000          745,290
  News America Holdings, Inc.
    Company Guar. Debentures
    9.25% due 02/01/13..............       1,000,000        1,165,289
  News America, Inc.
    Company Guar. Debentures
    7.63% due 11/30/28..............       1,000,000        1,112,583
  Time Warner, Inc.
    Company Guar. Notes
    5.50% due 11/15/11..............       1,350,000        1,346,685
  Walt Disney Co.
    Notes
    5.70% due 07/15/11..............       2,150,000        2,181,035
                                                         ------------
                                                            7,532,823
                                                         ------------
NETWORKING PRODUCTS -- 0.4%
  Cisco Systems, Inc.
    Senior Notes
    5.25% due 02/22/11..............       2,205,000        2,203,346
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.5%
  Allied Waste North America, Inc.
    Company Guar. Notes
    7.13% due 05/15/16..............         400,000          399,000
  Allied Waste North America, Inc.
    Company Guar. Notes
    9.25% due 09/01/12..............         500,000          529,375
  Republic Services, Inc.
    Senior Notes
    6.75% due 08/15/11..............         900,000          938,318
  USA Waste Services, Inc.
    Senior Notes
    7.13% due 10/01/07..............       2,175,000        2,192,065
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10..............       5,000,000        5,295,540
                                                         ------------
                                                            9,354,298
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT -- 0.1%
  Xerox Corp.
    Senior Notes
    6.40% due 03/15/16..............    $    350,000     $    354,205
  Xerox Corp.
    Company Guar. Notes
    9.75% due 01/15/09..............         400,000          428,000
                                                         ------------
                                                              782,205
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
  Anadarko Petroleum Corp.
    Senior Notes
    5.95% due 09/15/16..............       2,480,000        2,458,387
  Chesapeake Energy Corp
    Company Guar. Notes
    6.88% due 11/15/20..............         600,000          576,000
  El Paso Production Holding Co.
    Company Guar. Notes
    7.75% due 06/01/13..............         375,000          388,125
  Hilcorp Energy I LP/Hilcorp
    Finance Co.
    Senior Notes
    9.00% due 06/01/16*.............         150,000          159,000
  Pemex Project Funding Master Trust
    Company Guar. Notes
    5.75% due 12/15/15..............         225,000          219,375
  Pemex Project Funding Master Trust
    Company Guar. Notes
    9.13% due 10/13/10..............       2,000,000        2,223,000
  Pioneer Natural Resources Co.
    Bonds
    6.88% due 05/01/18..............         375,000          364,986
  Range Resources Corp.
    Company Guar. Bonds
    6.38% due 03/15/15..............         475,000          460,750
  Range Resources Corp.
    Senior Sub. Notes
    7.38% due 07/15/13..............         125,000          126,875
                                                         ------------
                                                            6,976,498
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
  Complete Production Services, Inc.
    Senior Notes
    8.00% due 12/15/16*.............         225,000          227,812
  Grant Prideco, Inc.
    Senior Notes
    6.13% due 08/15/15..............          75,000           71,813
                                                         ------------
                                                              299,625
                                                         ------------
OIL REFINING & MARKETING -- 0.4%
  Reliance Industries, Ltd.
    Notes
    8.25% due 01/15/27*.............         500,000          601,757
  Valero Energy Corp.
    Senior Notes
    7.50% due 04/15/32..............       1,750,000        1,984,236
                                                         ------------
                                                            2,585,993
                                                         ------------
OIL-FIELD SERVICES -- 0.0%
  Basic Energy Services, Inc.
    Company Guar. Notes
    7.13% due 04/15/16..............         275,000          266,750
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
OPTICAL SUPPLIES -- 0.1%
  Norcross Safety Products LLC
    Senior Sub. Notes
    9.88% due 08/15/11..............    $    400,000     $    426,000
  Safety Products Holdings, Inc.
    Senior Notes
    11.75% due 01/01/12(7)..........         402,560          432,752
                                                         ------------
                                                              858,752
                                                         ------------
PAPER & RELATED PRODUCTS -- 1.6%
  International Paper Co.
    Senior Notes
    4.25% due 01/15/09..............       1,500,000        1,463,758
  Louisiana Pacific Corp.
    Senior Notes
    8.88% due 08/15/10..............       3,540,000        3,845,325
  Mercer International, Inc.
    Senior Notes
    9.25% due 02/15/13..............         100,000           99,000
  NewPage Corp.
    Senior Sub. Notes
    12.00% due 05/01/13.............         425,000          463,250
  Pope & Talbot, Inc.
    Debentures
    8.38% due 06/01/13..............         250,000          212,500
  Union Camp Corp.
    Notes
    6.50% due 11/15/07..............       2,000,000        2,007,636
  Westvaco Corp.
    Debentures
    7.65% due 03/15/27..............       1,500,000        1,543,380
                                                         ------------
                                                            9,634,849
                                                         ------------
PHARMACY SERVICES -- 0.1%
  Omnicare, Inc.
    Senior Sub. Notes
    6.88% due 12/15/15..............         325,000          320,938
                                                         ------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.0%
  Psychiatric Solutions, Inc.
    Company Guar. Notes
    7.75% due 07/15/15..............         275,000          274,313
                                                         ------------
PHYSICIANS PRACTICE MANAGEMENT -- 0.1%
  Ameripath, Inc.
    Company Guar. Notes
    10.50% due 04/01/13.............         600,000          651,000
                                                         ------------
PIPELINES -- 1.6%
  Consolidated Natural Gas Co.
    Senior Notes
    5.00% due 12/01/14..............       2,380,000        2,279,602
  El Paso Corp.
    Senior Notes
    6.75% due 05/15/09..............         525,000          532,875
  El Paso Energy Corp.
    Senior Notes
    7.80% due 08/01/31..............         400,000          427,000
  Holly Energy Partners LP
    Company Guar. Notes
    6.25% due 03/01/15..............         625,000          589,062
  Kinder Morgan Energy Partners LP
    Senior Notes
    5.80% due 03/15/35..............       1,290,000        1,189,541
  Pacific Energy Partners LP
    Senior Notes
    7.13% due 06/15/14..............         250,000          258,403

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PIPELINES (CONTINUED)
  Pacific Energy Partners LP/
    Pacific Energy Finance Corp.
    Company Guar. Notes
    6.25% due 09/15/15..............    $     75,000     $     75,043
  Spectra Energy Capital LLC
    Notes
    6.25% due 02/15/13..............       2,205,000        2,239,753
  Tennessee Gas Pipeline Co.
    Debentures
    7.50% due 04/01/17..............         350,000          380,457
  Tennessee Gas Pipeline Co.
    Bonds
    8.38% due 06/15/32..............         325,000          388,441
  The Williams Cos., Inc.
    Notes
    7.88% due 09/01/21..............         575,000          618,125
  Transcontinental Gas Pipe Line
    Corp.
    Senior Notes
    6.40% due 04/15/16..............         125,000          125,938
  Transcontinental Gas Pipe Line
    Corp.
    Senior Notes
    8.88% due 07/15/12..............         250,000          281,875
  Williams Cos., Inc.
    Senior Notes
    7.63% due 07/15/19..............         600,000          640,500
                                                         ------------
                                                           10,026,615
                                                         ------------
PRECIOUS METALS -- 0.3%
  Barrick Gold Finance, Inc.
    Company Guar. Debentures
    7.50% due 05/01/07..............       2,000,000        2,009,558
                                                         ------------
PUBLISHING-PERIODICALS -- 0.3%
  CBD Media Holdings LLC
    Senior Notes
    9.25% due 07/15/12..............         325,000          338,000
  CBD Media, Inc.
    Company Guar. Notes
    8.63% due 06/01/11..............         300,000          309,000
  Dex Media West LLC
    Senior Sub. Notes
    9.88% due 08/15/13..............         581,000          631,837
  MediMedia USA, Inc.
    Senior Sub. Notes
    11.38% due 11/15/14*............         125,000          130,938
  Reader's Digest Association, Inc.
    Senior Notes
    6.50% due 03/01/11..............         350,000          357,875
                                                         ------------
                                                            1,767,650
                                                         ------------
QUARRYING -- 0.1%
  Compass Minerals International,
    Inc.
    Senior Notes
    12.75% due 12/15/12(4)..........         175,000          172,812
  Salt Holdings, Inc.
    Senior Disc. Notes
    12.00% due 06/01/13(4)..........         475,000          456,594
                                                         ------------
                                                              629,406
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
RACETRACKS -- 0.3%
  International Speedway Corp.
    Notes
    4.20% due 04/15/09..............    $  1,300,000     $  1,260,377
  Penn National Gaming, Inc.
    Senior Sub. Notes
    6.75% due 03/01/15..............         600,000          578,250
                                                         ------------
                                                            1,838,627
                                                         ------------
RADIO -- 0.0%
  Sirius Satellite Radio, Inc.
    Senior Notes
    9.63% due 08/01/13..............         225,000          223,875
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS --1.5%
  Archstone-Smith Operating Trust
    Notes
    5.00% due 08/15/07..............         500,000          498,908
  Archstone-Smith Operating Trust
    Notes
    5.63% due 08/15/14..............       2,825,000        2,818,488
  Health Care Property Investors,
    Inc.
    Senior Notes
    5.95% due 09/15/11..............       1,625,000        1,631,706
  Host Hotels & Resorts LP
    Senior Notes
    6.88% due 11/01/14*.............         100,000          100,375
  Host Marriott LP
    Senior Notes
    7.13% due 11/01/13..............         550,000          558,250
  Prologis
    Senior Notes
    5.50% due 04/01/12..............         980,000          973,642
  Simon Property Group LP
    Notes
    4.88% due 08/15/10..............         500,000          491,191
  Simon Property Group LP
    Notes
    5.60% due 09/01/11..............       1,010,000        1,015,200
  Simon Property Group LP
    Notes
    6.35% due 08/28/12..............         400,000          415,537
  Ventas Realty LP/Ventas Capital
    Corp.
    Senior Notes
    6.63% due 10/15/14..............         325,000          328,250
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    6.50% due 06/01/16..............         200,000          200,000
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    6.75% due 04/01/17..............          75,000           76,125
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    7.13% due 06/01/15..............         275,000          283,938
                                                         ------------
                                                            9,391,610
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.2%
  Apache Finance Property, Ltd.
    Company Guar. Notes
    7.00% due 03/15/09..............    $    550,000     $    567,067
  EOP Operating LP
    Senior Notes
    7.75% due 11/15/07..............         250,000          254,520
  Susa Partnership LP
    Notes
    8.20% due 06/01/17..............         250,000          293,987
                                                         ------------
                                                            1,115,574
                                                         ------------
RECYCLING -- 0.1%
  Aleris International, Inc.
    Senior Notes
    9.00% due 12/15/14*.............         250,000          259,375
  Aleris International, Inc.
    Senior Sub. Notes
    10.00% due 12/15/16*............         200,000          207,250
                                                         ------------
                                                              466,625
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Hertz Corp.
    Company Guar. Notes
    8.88% due 01/01/14..............         250,000          265,625
  Hertz Corp.
    Company Guar. Notes
    10.50% due 01/01/16.............         575,000          646,875
  Rental Services Corp.
    Bonds
    9.50% due 12/01/14*(7)..........         275,000          287,375
                                                         ------------
                                                            1,199,875
                                                         ------------
RESORT/THEME PARK -- 0.0%
  HRP Myrtle Beach Operations LLC
    Sec. Notes
    10.12% due 04/01/12*(5).........         225,000          225,563
                                                         ------------
RETAIL-AUTOMOBILE -- 0.1%
  AutoNation, Inc.
    Company Guar. Notes
    7.00% due 04/15/14..............          75,000           75,375
  AutoNation, Inc.
    Company Guar. Notes
    7.36% due 04/15/13(5)...........         300,000          302,250
  United Auto Group, Inc.
    Senior Sub. Notes
    7.75% due 12/15/16*.............         325,000          326,625
                                                         ------------
                                                              704,250
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 0.2%
  Home Depot, Inc.
    Senior Notes
    5.40% due 03/01/16..............       1,070,000        1,033,504
                                                         ------------
RETAIL-CONVENIENCE STORE -- 0.1%
  Couche-Tard US
    Senior Sub. Notes
    7.50% due 12/15/13..............         625,000          635,937
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
RETAIL-DISCOUNT -- 0.7%
  Target Corp.
    Notes
    5.88% due 03/01/12..............    $    600,000     $    613,270
  Target Corp.
    Notes
    5.88% due 07/15/16..............       3,770,000        3,850,640
                                                         ------------
                                                            4,463,910
                                                         ------------
RETAIL-DRUG STORE -- 0.2%
  CVS Corp.
    Pass Through Certs.
    5.30% due 01/11/27*.............         814,767          766,956
  CVS Corp.
    Senior Notes
    5.75% due 08/15/11..............         450,000          454,626
  General Nutrition Centers, Inc.
    Senior Sub. Notes
    8.50% due 12/01/10..............         250,000          259,375
                                                         ------------
                                                            1,480,957
                                                         ------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.0%
  J.C. Penney Corp., Inc.
    Notes
    9.00% due 08/01/12..............         251,000          285,899
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 0.0%
  U.S. Office Products Co.
    Company Guar. Notes
    9.75% due 06/15/08+(1)(6).......         300,000                0
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.2%
  AmeriGas Partners LP/
    AmeriGas Eagle Finance Corp.
    Senior Notes
    7.13% due 05/20/16..............         500,000          488,750
  Inergy LP
    Senior Notes
    6.88% due 12/15/14..............         525,000          507,937
                                                         ------------
                                                              996,687
                                                         ------------
RETAIL-RESTAURANTS -- 0.1%
  Dave & Buster's, Inc.
    Company Guar. Notes
    11.25% due 03/15/14.............         150,000          154,125
  EPL Finance Corp.
    Company Guar. Notes
    11.75% due 11/15/13.............         200,000          217,000
  Landry's Restaurants, Inc.
    Company Guar. Notes
    7.50% due 12/15/14..............         350,000          344,750
                                                         ------------
                                                              715,875
                                                         ------------
RUBBER-TIRES -- 0.1%
  American Tire Distributors, Inc.
    Senior Notes
    10.75% due 04/01/13.............         250,000          240,000
  Cooper Standard Automotive, Inc.
    Company Guar. Notes
    8.38% due 12/15/14..............         275,000          221,375
                                                         ------------
                                                              461,375
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
SAVINGS & LOANS/THRIFTS -- 1.0%
  Astoria Financial Corp.
    Notes
    5.75% due 10/15/12..............    $  1,700,000     $  1,687,981
  Sovereign Bancorp, Inc.
    Senior Notes
    4.80% due 09/01/10*.............       2,130,000        2,077,576
  Washington Mutual Bank
    Sub. Notes
    5.13% due 01/15/15..............       2,100,000        2,021,040
                                                         ------------
                                                            5,786,597
                                                         ------------
SCHOOLS -- 0.6%
  Boston University
    Notes
    7.63% due 07/15/97..............       2,000,000        2,275,944
  Education Management LLC
    Company Guar. Notes
    10.25% due 06/01/16.............         550,000          591,250
  Knowledge Learning Corp.
    Company Guar. Notes
    7.75% due 02/01/15*.............         700,000          680,750
                                                         ------------
                                                            3,547,944
                                                         ------------
SOAP & CLEANING PREPARATION -- 0.1%
  Church & Dwight Co., Inc.
    Company Guar. Notes
    6.00% due 12/15/12..............         325,000          316,063
                                                         ------------
SPECIAL PURPOSE ENTITIES -- 3.4%
  AAC Group Holding Corp.
    Senior Disc. Notes
    10.25% due 10/01/12(4)..........         500,000          442,500
  AAC Group Holding Corp.
    Senior Notes
    12.75% due 10/01/12(7)..........         103,860          113,078
  AMR HoldCo, Inc./
    EmCare HoldCo, Inc.
    Senior Sub. Notes
    10.00% due 02/15/15.............         200,000          218,500
  Army Hawaii Family Housing Trust
    Bonds
    5.52% due 06/15/50*.............         790,000          758,613
  BAE Systems Holdings, Inc.
    Notes
    5.20% due 08/15/15*.............       4,020,000        3,893,551
  Camp Pendleton & Quantico Housing
    LLC
    Bonds
    5.57% due 10/01/50*.............       1,630,000        1,591,287
  Capital One Capital IV
    Company Guar. Notes
    6.75% due 02/17/37..............       2,480,000        2,495,872
  Crystal US Holdings LLC
    Senior Disc. Notes
    10.50% due 10/01/14(4)..........         829,000          721,230
  Da-Lite Screen Co., Inc.
    Senior Notes
    9.50% due 05/15/11..............         250,000          262,500
  Galaxy Entertainment Finance Co.,
    Ltd.
    Company Guar. Notes
    9.88% due 12/15/12*.............         450,000          487,125

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  Global Cash Finance Corp.
    Senior Sub. Notes
    8.75% due 03/15/12..............    $    260,000     $    271,700
  Hexion US Finance Corp./Hexion
    Nova Scotia Finance ULC
    Senior Notes
    9.75% due 11/15/14*.............         600,000          627,000
  Idearc, Inc.
    Senior Notes
    8.00% due 11/15/16*.............         550,000          558,937
  Jostens IH Corp.
    Company Guar. Notes
    7.63% due 10/01/12..............         425,000          433,500
  K&F Acquisition, Inc.
    Company Guar. Notes
    7.75% due 11/15/14..............         225,000          231,188
  Nalco Finance Holdings, Inc.
    Senior Notes
    9.00% due 02/01/14(4)...........         183,000          151,890
  NBC Acquisition Corp.
    Senior Disc. Notes
    11.00% due 03/15/13(4)..........         300,000          250,500
  Rainbow National Services LLC
    Senior Sub. Debentures
    10.38% due 09/01/14*............         300,000          337,500
  Regency Energy Partners LP
    Senior Notes
    8.38% due 12/15/13*.............         350,000          350,875
  Sensus Metering Systems, Inc.
    Senior Sub. Notes
    8.63% due 12/15/13..............         300,000          300,000
  Southern Star Central Corp.
    Senior Notes
    6.75% due 03/01/16..............         275,000          272,937
  TRAINS
    Sec. Notes
    7.55% due 05/01/16*.............       4,080,000        4,127,369
  Tyco International Group SA
    Participation Certs. Trust
    Notes
    4.44% due 06/15/07*.............         680,000          677,263
  UGS Corp.
    Company Guar. Notes
    10.00% due 06/01/12.............         500,000          548,750
  Universal City Development
    Partners
    Senior Notes
    11.75% due 04/01/10.............         375,000          399,844
  Universal City Florida Holding Co.
    Senior Notes
    10.12% due 05/01/10(5)..........         100,000          103,250
  Vanguard Health Holdings II
    Senior Sub. Notes
    9.00% due 10/01/14..............         325,000          332,719
                                                         ------------
                                                           20,959,478
                                                         ------------
STEEL PIPE & TUBE -- 0.1%
  Valmont Industries, Inc.
    Company Guar. Notes
    6.88% due 05/01/14..............         300,000          298,500
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
STORAGE/WAREHOUSING -- 0.0%
  Mobile Services Group, Inc.
    Senior Notes
    9.75% due 08/01/14*.............    $    225,000     $    236,813
                                                         ------------
TELECOM SERVICES -- 1.4%
  Embarq Corp.
    Notes
    6.74% due 06/01/13..............       1,220,000        1,250,751
  Qwest Corp.
    Notes
    8.88% due 03/15/12..............       1,350,000        1,498,500
  Verizon Global Funding Corp.
    Notes
    4.90% due 09/15/15..............       3,000,000        2,843,445
  Verizon Global Funding Corp.
    Notes
    7.25% due 12/01/10..............       2,000,000        2,126,174
  West Corp.
    Senior Notes
    9.50% due 10/15/14*.............         250,000          253,125
  West Corp.
    Senior Sub. Notes
    11.00% due 10/15/16*............         350,000          362,250
                                                         ------------
                                                            8,334,245
                                                         ------------
TELEPHONE-INTEGRATED -- 1.5%
  AT&T Corp.
    Senior Notes
    8.00% due 11/15/31..............         125,000          155,038
  BellSouth Corp.
    Bonds
    5.20% due 09/15/14..............       2,000,000        1,945,542
  Citizens Communications Co.
    Senior Notes
    9.00% due 08/15/31..............       1,225,000        1,319,937
  SBC Communications, Inc.
    Notes
    5.10% due 09/15/14..............       2,000,000        1,934,508
  Sprint Capital Corp.
    Company Guar. Notes
    6.13% due 11/15/08..............       2,000,000        2,021,400
  Sprint Capital Corp.
    Company Guar. Bonds
    6.38% due 05/01/09..............         350,000          356,339
  Sprint Capital Corp.
    Company Guar. Bonds
    8.38% due 03/15/12..............       1,000,000        1,109,697
  Valor Telecommunications
    Enterprises LLC
    Company Guar. Notes
    7.75% due 02/15/15..............         275,000          295,625
  Windstream Corp.
    Company Guar. Notes
    8.63% due 08/01/16..............         150,000          163,687
                                                         ------------
                                                            9,301,773
                                                         ------------
TELEVISION -- 0.2%
  Univision Communications, Inc.
    Company Guar. Notes
    3.50% due 10/15/07..............       1,200,000        1,177,500
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
TEXTILE-PRODUCTS -- 0.1%
  Collins & Aikman Floorcoverings, Inc.
    Company Guar. Notes
    9.75% due 02/15/10..............    $    175,000     $    178,938
  Invista
    Notes
    9.25% due 05/01/12*.............         350,000          374,500
                                                         ------------
                                                              553,438
                                                         ------------
THEATERS -- 0.2%
  AMC Entertainment, Inc.
    Senior Sub. Notes
    8.00% due 03/01/14..............         250,000          250,937
  Cinemark USA, Inc.
    Senior Sub. Notes
    9.00% due 02/01/13..............         200,000          212,500
  Cinemark, Inc.
    Senior Disc. Notes
    9.75% due 03/15/14(4)...........         650,000          573,625
                                                         ------------
                                                            1,037,062
                                                         ------------
TOBACCO -- 0.4%
  Altria Group, Inc.
    Notes
    5.63% due 11/04/08..............         675,000          675,888
  Altria Group, Inc.
    Notes
    7.00% due 11/04/13..............       1,000,000        1,083,465
  Reynolds American, Inc.
    Company Guar. Notes
    7.75% due 06/01/18..............         525,000          560,699
                                                         ------------
                                                            2,320,052
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.1%
  Open Solutions, Inc.
    Senior Sub. Notes
    9.75% due 02/01/15*.............         425,000          433,500
                                                         ------------
TRANSPORT-MARINE -- 0.0%
  Holt Group, Inc.
    Company Guar. Notes
    9.75% due
    01/15/06+(1)(6)(10)(15).........         100,000                0
                                                         ------------
TRANSPORT-RAIL -- 0.8%
  Burlington North Santa Fe Corp.
    Notes
    4.88% due 01/15/15..............       1,100,000        1,045,998
  Burlington Northern and Santa Fe
    Railway Co.
    Pass Through Certs.
    Series 1992-2
    7.57% due 01/02/21..............         410,596          459,249
  Norfolk Southern Corp.
    Senior Notes
    6.75% due 02/15/11..............       1,295,000        1,355,557
  Union Pacific Corp.
    Senior Notes
    4.88% due 01/15/15..............       2,070,000        1,972,196
                                                         ------------
                                                            4,833,000
                                                         ------------
TRANSPORT-SERVICES -- 0.1%
  FedEx Corp.
    Company Guar. Notes
    5.50% due 08/15/09..............         820,000          821,055
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
VITAMINS & NUTRITION
  PRODUCTS -- 0.0%
  Leiner Health Products, Inc.
    Senior Sub. Notes
    11.00% due 06/01/12.............    $    225,000     $    234,000
                                                         ------------
WIRE & CABLE PRODUCTS -- 0.0%
  Superior Essex, Inc.
    Senior Notes
    9.00% due 04/15/12..............         200,000          204,500
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $434,120,521)...............                      435,025,966
                                                         ------------
FOREIGN CORPORATE BONDS & NOTES -- 13.6%
AGRICULTURAL CHEMICALS -- 0.1%
  Fertinitro Finance, Inc.
    Company Guar. Notes
    8.29% due 04/01/20*.............       1,005,000          854,250
                                                         ------------
BANKS-COMMERCIAL -- 0.5%
  Barclays Bank PLC
    5.93% due 12/15/16*(5)(14)......       2,850,000        2,866,872
                                                         ------------
BANKS-SPECIAL PURPOSE -- 0.2%
  Corporacion Andina de Fomento
    Notes
    7.38% due 01/18/11..............       1,185,000        1,254,403
                                                         ------------
BREWERY -- 0.4%
  SABMiller PLC
    Notes
    6.50% due 07/01/16*.............       2,145,000        2,244,616
                                                         ------------
BROADCAST SERVICES/PROGRAM -- 0.5%
  Grupo Televisa SA
    Senior Notes
    6.63% due 03/18/25..............       3,115,000        3,194,302
                                                         ------------
CABLE TV -- 0.1%
  Kabel Deutschland GmbH
    Company Guar. Bonds
    10.63% due 07/01/14.............         775,000          865,094
                                                         ------------
CELLULAR TELECOM -- 0.6%
  America Movil SA de CV
    Notes
    5.75% due 01/15/15..............       1,900,000        1,874,489
  Rogers Wireless, Inc.
    Sec. Notes
    6.13% due 03/01/14..............         550,000          550,687
  Rogers Wireless, Inc.
    Sec. Notes
    7.50% due 03/15/15..............          75,000           80,625
  Rogers Wireless, Inc.
    Senior Sub. Notes
    8.00% due 12/15/12..............         325,000          342,063
  Rogers Wireless, Inc.
    Sec. Notes
    8.49% due 12/15/10(5)...........         525,000          535,500
                                                         ------------
                                                            3,383,364
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
COMPUTERS-MEMORY DEVICES -- 0.1%
  Seagate Technology HDD Holdings
    Company Guar. Notes
    6.80% due 10/01/16..............    $    200,000     $    199,500
  SMART Modular Technologies, Inc.
    Sec. Notes
    10.86% due 04/01/12(5)..........         146,000          154,213
                                                         ------------
                                                              353,713
                                                         ------------
CRUISE LINES -- 0.4%
  Carnival Corp.
    Company Guar. Notes
    3.75% due 11/15/07..............       1,800,000        1,776,963
  Royal Caribbean Cruises, Ltd.
    Senior Notes
    7.25% due 06/15/16..............         350,000          358,933
                                                         ------------
                                                            2,135,896
                                                         ------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 0.3%
  Tyco International Group SA
    Company Guar. Notes
    6.00% due 11/15/13..............       2,000,000        2,088,396
                                                         ------------
DIVERSIFIED MINERALS -- 0.7%
  BHP Billiton Finance USA, Ltd.
    Company Guar. Notes
    5.00% due 12/15/10..............       2,410,000        2,381,991
  Vale Overseas, Ltd.
    Bonds
    6.88% due 11/21/36..............       1,840,000        1,872,680
                                                         ------------
                                                            4,254,671
                                                         ------------
DIVERSIFIED OPERATIONS -- 0.3%
  Hutchison Whampoa International,
    Ltd.
    Company Guar. Notes
    6.50% due 02/13/13*.............         890,000          926,401
  Stena AB
    Senior Notes
    7.00% due 12/01/16..............         125,000          123,438
  Stena AB
    Senior Notes
    9.63% due 12/01/12..............         550,000          591,937
                                                         ------------
                                                            1,641,776
                                                         ------------
ELECTRIC-DISTRIBUTION -- 0.7%
  Hydro-Quebec
    Company Guar. Notes
    6.30% due 05/11/11..............       4,200,000        4,368,155
                                                         ------------
ELECTRIC-INTEGRATED -- 0.1%
  Enersis SA
    Notes
    7.40% due 12/01/16..............         600,000          658,135
                                                         ------------
INSURANCE-MULTI-LINE -- 0.5%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30..............       2,500,000        3,213,892
                                                         ------------
INVESTMENT COMPANIES -- 0.2%
  Xstrata Finance Canada, Ltd.
    Company Guar. Bonds
    5.50% due 11/16/11*.............       1,400,000        1,395,923
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.6%
  Amvescap PLC
    Notes
    4.50% due 12/15/09..............    $  3,510,000     $  3,412,819
                                                         ------------
METAL-ALUMINUM -- 0.0%
  Novelis, Inc.
    Company Guar. Notes
    7.25% due 02/15/15..............         275,000          281,875
                                                         ------------
METAL-DIVERSIFIED -- 0.1%
  Noranda, Inc.
    Notes
    6.00% due 10/15/15..............         750,000          763,948
                                                         ------------
MULTIMEDIA -- 0.1%
  Quebecor Media, Inc.
    Senior Notes
    7.75% due 03/15/16..............         300,000          304,500
                                                         ------------
NON-FERROUS METALS -- 0.3%
  Codelco, Inc.
    Bonds
    5.63% due 09/21/35*.............       1,600,000        1,519,326
                                                         ------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
  Danka Business Systems PLC
    Senior Notes
    11.00% due 06/15/10.............         125,000          127,188
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
  Canadian Natural Resources, Ltd.
    Notes
    4.90% due 12/01/14..............       1,520,000        1,425,365
  Canadian Natural Resources, Ltd.
    Bonds
    5.85% due 02/01/35..............       2,110,000        1,927,888
  EOG Co. of Canada
    Company Guar. Notes
    7.00% due 12/01/11*.............       1,100,000        1,164,263
  Husky Oil, Ltd.
    Senior Debentures
    7.55% due 11/15/16..............       3,000,000        3,334,179
  Husky Oil, Ltd.
    Bonds
    8.90% due 08/15/28(5)...........         700,000          729,485
  Ras Laffan Liquefied Natural Gas
    Co., Ltd.
    Sec. Notes
    3.44% due 09/15/09*.............       1,140,000        1,112,822
                                                         ------------
                                                            9,694,002
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
OIL COMPANIES-INTEGRATED -- 1.6%
  ConocoPhillips Australia Funding
    Co.
    Company Guar. Notes
    5.50% due 04/15/13..............    $  2,460,000     $  2,468,219
  PC Financial Partnership
    Notes
    5.00% due 11/15/14..............       3,000,000        2,852,814
  Qatar Petroleum
    Notes
    5.58% due 05/30/11*.............       2,000,000        1,998,320
  Statoil ASA
    Notes
    5.13% due 04/30/14*.............       2,310,000        2,242,040
                                                         ------------
                                                            9,561,393
                                                         ------------
PAPER & RELATED PRODUCTS -- 0.0%
  Abitibi-Consolidated Co. of Canada
    Company Guar. Notes
    8.38% due 04/01/15..............         250,000          243,125
                                                         ------------
PRECIOUS METALS -- 0.7%
  Barrick Gold Finance Co.
    Notes
    4.88% due 11/15/14..............       4,500,000        4,268,128
                                                         ------------
SATELLITE TELECOM -- 0.5%
  Intelsat Bermuda, Ltd.
    Senior Notes
    8.87% due 01/15/15*(5)..........         650,000          661,375
  Intelsat Bermuda, Ltd.
    Senior Notes
    11.25% due 06/15/16*............       1,025,000        1,158,250
  Intelsat Intermediate Holding Co.,
    Ltd.
    Company Guar. Notes
    9.25% due 02/01/15(4)...........         550,000          445,500
  Intelsat Subsidiary Holding Co.,
    Ltd.
    Company Guar. Notes
    8.63% due 01/15/15..............         250,000          265,937
  Intelsat Subsidiary Holding Co.,
    Ltd.
    Company Guar. Notes
    10.25% due 01/15/12(5)..........         300,000          303,000
                                                         ------------
                                                            2,834,062
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
  MagnaChip Semiconductor SA
    Senior Sub. Notes
    8.00% due 12/15/14..............         325,000          203,125
                                                         ------------
SPECIAL PURPOSE ENTITY -- 0.0%
  Digicel, Ltd.
    Senior Notes
    9.25% due 09/01/12*.............         225,000          240,750
                                                         ------------
SPECIFIED PURPOSE
  ACQUISITIONS -- 0.2%
  MDP Acquisitions PLC
    Senior Notes
    9.63% due 10/01/12..............         350,000          371,875
  Nell AF SCA
    Company Guar. Bonds
    8.38% due 08/15/15*.............         600,000          619,500
                                                         ------------
                                                              991,375
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
TELECOM SERVICES -- 0.0%
  Nordic Telephone Co.
    Holdings Sec. Notes
    8.88% due 05/01/16*.............    $    225,000     $    241,875
                                                         ------------
TELEPHONE-INTEGRATED -- 1.9%
  KT Corp.
    Notes
    5.88% due 06/24/14*.............       2,800,000        2,795,946
  Telecom Italia Capital
    Company Guar. Bonds
    4.88% due 10/01/10..............       2,710,000        2,631,052
  Telefonica Emisones SAU
    Company Guar. Notes
    7.05% due 06/20/36..............       1,985,000        2,135,402
  Telefonos de Mexico SA
    Notes
    4.50% due 11/19/08..............       4,150,000        4,070,996
                                                         ------------
                                                           11,633,396
                                                         ------------
TELEVISION -- 0.3%
  British Sky Broadcasting PLC
    Company Guar. Notes
    8.20% due 07/15/09..............       1,500,000        1,589,133
  Videotron Ltee
    Company Guar. Notes
    6.38% due 12/15/15..............          75,000           72,750
                                                         ------------
                                                            1,661,883
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES (cost $82,672,474)..........                       82,756,228
                                                         ------------
FOREIGN GOVERNMENT AGENCIES -- 1.2%
SOVEREIGN -- 1.2%
  United Mexican States
    Notes
    6.63% due 03/03/15..............    $  2,250,000     $  2,381,625
  United Mexican States
    Notes
    6.75% due 09/27/34..............       1,056,000        1,119,360
  United Mexican States
    Notes
    9.88% due 02/01/10..............       3,250,000        3,646,500
                                                         ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $7,131,927).................                        7,147,485
                                                         ------------
MUNICIPAL BONDS & NOTES -- 0.1%
  McKeesport, Pennsylvania
    General Obligation
    Series B
    7.30% due 03/01/20
    (cost $249,551).................         250,000          255,180
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 0.1%
FEDERAL NATIONAL MTG. ASSOC. -- 0.1%
    6.50% due 03/01/29..............         148,790          152,491
    6.50% due 06/01/29..............          57,335           58,762
    6.50% due 08/01/29..............         114,672          117,597
    6.50% due 11/01/31..............          23,989           24,547
    6.50% due 05/01/32..............          52,914           54,113
                                                         ------------
                                                              407,510
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
RESOLUTION FUNDING CORP -- 0.0%
  Resolution Funding Corp.
    zero coupon due 01/15/21
    STRIP(16).......................    $    640,000     $    311,862
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $631,098)...................                          719,372
                                                         ------------
U.S. GOVERNMENT TREASURIES -- 9.0%
UNITED STATES TREASURY BONDS -- 0.5%
    6.25% due 08/15/23(13)..........       2,650,000        3,011,269
                                                         ------------
UNITED STATES TREASURY NOTES -- 8.5%
    3.88% due 02/15/13(13)..........      26,000,000       24,744,694
    4.63% due 11/15/16..............      10,000,000        9,845,310
    4.88% due 08/15/16..............      17,500,000       17,551,958
                                                         ------------
                                                           52,141,962
                                                         ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $55,417,896)................                       55,153,231
                                                         ------------
COMMON STOCK -- 0.0%
BANKS-COOPERATIVE -- 0.0%
  General Chemical Industrial
    Product, Inc.+(1)(6)............              72          103,742
                                                         ------------
CONTAINERS-METAL/GLASS -- 0.0%
  Russell-Stanley Holdings,
    Inc.+*(1)(12)...................           1,500                0
                                                         ------------
TELECOM SERVICES -- 0.0%
  NTL, Inc. ........................           3,102           84,529
                                                         ------------
TOTAL COMMON STOCK
  (cost $354,322)...................                          188,271
                                                         ------------
MEMBERSHIP INTEREST CERTIFICATES -- 0.0%
HOME FURNISHINGS -- 0.0%
  CVC Claims Litigation
    Trust+(1)(12)...................               5                0
                                                         ------------
RETAIL-BEDDING -- 0.0%
  Sleepmaster, LLC+(1)(6)(12).......             264                3
                                                         ------------
TOTAL EQUITY CERTIFICATES
  (cost $85,648)....................                                3
                                                         ------------
PREFERRED STOCK -- 0.8%
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
  Citigroup, Inc., Series F 6.37%...          42,000        2,142,000
  Lehman Brothers Holdings, Inc.,
    Class D 5.67%...................          30,000        1,521,000
                                                         ------------
                                                            3,663,000
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS --0.2%
  ProLogis Trust, Series C 8.54%....          20,000        1,162,000
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $4,280,312).................                        4,825,000
                                                         ------------
WARRANTS -- 0.0%+
CHEMICALS-SPECIALTY -- 0.0%
  General Chemical Industries
    Series A Expires 04/30/11
    (strike price $195.43)(1)(6)....              42           52,308
  General Chemical Industries
    Series B Expires 03/31/11
    (strike price $376.02)(1)(6)....              31           33,010
                                                         ------------
                                                               85,318
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
WARRANTS (CONTINUED)
DIVERSIFIED FINANCIAL
  SERVICES -- 0.0%
  Advanstar Holdings Corp.
    Expires 10/15/11
    (strike price $0.01)*(1)(6).....    $         75     $          1
                                                         ------------
METAL PROCESSORS & FABRICATION --
  0.0%
  ACP Holding Co.
    Expires 09/30/13
    (strike price $.01)*............          40,587           56,822
                                                         ------------
RADIO -- 0.0%
  XM Satellite Radio Holdings, Inc.,
    Class A
    Expires 03/15/10
    (strike price $45.24)...........             125              875
                                                         ------------
SPECIFIED PURPOSE ACQUISITIONS -- 0.0%
  MDP Acquisitions PLC
    Expires 10/01/13
    (strike price $.001)*...........             100            1,550
                                                         ------------
TOTAL WARRANTS
  (cost $31,413)....................                          144,566
                                                         ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $585,062,100)...............                      586,301,155
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.7%
TIME DEPOSIT -- 2.7%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    4.05% due 02/01/07
    (cost $16,660,000)..............    $ 16,660,000       16,660,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $601,722,100)(11)...........            98.8%     602,961,155
Other assets less liabilities.......             1.2        7,566,355
                                        ------------     ------------
NET ASSETS..........................           100.0%    $610,527,510
                                        ============     ============

------------
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $71,311,141 representing 11.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 +    Non-income producing security
 (1)  Fair valued security; see Note 3
 (2) Variable Rate Security -- the rate reflected is as of January 31, 2007, maturity date reflects the stated maturity date.
 (3)  Collateralized Mortgaged Obligation
 (4) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
 (5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.

 (6)  Illiquid security
 (7) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
 (8)  Bond in default
 (9)  Company has filed Chapter 11 bankruptcy protection.
(10)  Bond in default of principal and interest
(11)  See Note 4 for cost of investments on a tax basis.
(12) To the extent permitted by Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand the registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price violability than securities for which a secondary markets exist. As January 31, 2007, the Corporate Bond Portfolio held the following restricted securities:

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                            MARKET
                                                         ACQUISITION   PRINCIPAL/   ACQUISITION   MARKET   VALUE PER    % OF NET
NAME                                                        DATE         SHARES        COST       VALUE      SHARE       ASSETS
----                                                     -----------   ----------   -----------   ------   ---------   ----------
CVC Claims Litigation Trust
 Membership Interest
 Certificates..........................................   5/19/2006           5      $  9,558      $  0      $ 0.0        0.00%
Jitney-Jungle Stores of
 America, Inc.
 10.38% due 09/15/07...................................   9/15/1997      50,000        51,970         0        0.0        0.00
Jitney-Jungle Stores of
 America, Inc.
 10.38% due 09/15/07...................................   2/27/1998      25,000        26,905         0        0.0        0.00
Jitney-Jungle Stores of
 America, Inc.
 10.38% due 09/15/07...................................   4/28/1998      50,000        52,913         0        0.0        0.00
Nebco Evans Holding Co.
 12.38% due 07/15/07...................................    1/6/1998     125,000       125,000         0        0.0        0.00
Russell Stanley Holdings, Inc.
 9.00% due 11/30/08....................................    2/5/1999      13,694        78,233       635       4.64        0.00
Russell Stanley Holdings, Inc.
 Common Stock..........................................    2/5/1999       1,500             0         0        0.0        0.00
SleepMaster, LLC
 Membership Interest
 Certificates..........................................   2/25/2003         264        58,497         3       0.01        0.00
                                                                                                   ----                   ----
                                                                                                   $638                   0.00%
                                                                                                   ====                   ====

(13) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)  Perpetual maturity -- maturity date reflects the next call date.
(15)  Company has filed Chapter 7 bankruptcy.
(16)  Principal only

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                     EXPIRATION    VALUE AT       VALUE AS OF
 CONTRACTS                           DESCRIPTION                              DATE      TRADE DATE    JANUARY 31, 2007
----------------------------------------------------------------------------------------------------------------------
440   Long   U. S. Treasury 10 YR Notes..................................  March 2007   $46,969,384     $46,970,000

  N    UNREALIZED
      APPRECIATION
 CO  (DEPRECIATION)
--------------------------------------------------------------------------------
440      $616
         =====

See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Sovereign..................................................  66.0%
United States Treasury Bonds...............................   8.3
Federal Home Loan Mtg. Corp. ..............................   8.2
Time Deposits..............................................   4.4
Financial-Diversified Services.............................   3.6
Banks-Commercial...........................................   1.5
United States Treasury Notes...............................   1.0
Banks-Money Center.........................................   0.9
Cable TV...................................................   0.8
Diversified Manufactured Operations........................   0.6
Banks-Cooperative..........................................   0.4
Tobacco....................................................   0.4
Commercial Services........................................   0.3
Metal-Aluminum.............................................   0.3
Telecom Services...........................................   0.3
Finance-Investment Banker/Broker...........................   0.2
Insurance-Multi-line.......................................   0.2
Special Purpose Entities...................................   0.2
Transport-Rail.............................................   0.2
Insurance-Property/Casualty................................   0.1
Telephone-Integrated.......................................   0.1
                                                             ----
                                                             98.0%
                                                             ====

COUNTRY ALLOCATION*
United States..............................................  28.1%
Japan......................................................  25.1
United Kingdom.............................................   7.9
France.....................................................   7.6
Netherlands................................................   5.2
Spain......................................................   5.2
Italy......................................................   4.8
Austria....................................................   4.3
Germany....................................................   3.4
Canada.....................................................   2.3
Belgium....................................................   2.0
Sweden.....................................................   0.7
Denmark....................................................   0.6
Luxembourg.................................................   0.6
Australia..................................................   0.2
                                                             ----
                                                             98.0%
                                                             ====

CREDIT QUALITY+#
Government -- Agency......................................    9.2%
Government -- Treasury....................................   10.5
AAA.......................................................   40.5
AA........................................................   29.5
A.........................................................    6.7
BBB.......................................................    3.6
                                                            -----
                                                            100.0%
                                                            =====

------------
*   Calculated as a percentage of net assets.
+   Source: Standard and Poor's.
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
BONDS & NOTES -- 93.0%
AUSTRALIA -- 0.2%
  Government of Australia
    Series 217
    6.00% due 02/15/17...........  AUD        450,000   $    351,007
                                                        ------------
AUSTRIA -- 4.3%
  OeBB -- Infrastruktur Bau AG
    Guar. Notes
    4.75% due 10/28/13...........             290,000        281,018
  Republic of Austria
    Treasury Notes
    5.50% due 01/15/10...........  EUR      4,500,000      6,102,432
  SCHIG
    Series EMTN
    4.63% due 11/21/13...........             260,000        251,744
                                                        ------------
                                                           6,635,194
                                                        ------------
BELGIUM -- 2.0%
  Kingdom of Belgium
    Senior Bonds
    3.75% due 03/28/09...........  EUR      1,700,000      2,205,240
  Kingdom of Belgium
    Bonds
    5.50% due 03/28/28...........  EUR        600,000        915,608
                                                        ------------
                                                           3,120,848
                                                        ------------
CANADA -- 2.3%
  Government of Canada
    Bonds
    4.50% due 06/01/15...........  CAD        900,000        781,327
  Government of Canada
    Bonds
    5.13% due 11/14/16...........  CAD        550,000        542,520
  Government of Canada
    Bonds
    5.75% due 06/01/29...........  CAD      1,000,000      1,028,578
  Government of Canada
    Bonds
    8.38% due 06/01/08...........  CAD      1,300,000      1,130,596
                                                        ------------
                                                           3,483,021
                                                        ------------
DENMARK -- 0.6%
  Kingdom of Denmark
    Bonds
    6.00% due 11/15/11...........  DKK      5,000,000        947,761
                                                        ------------
FRANCE -- 7.7%
  Government of France
    Notes
    3.50% due 01/12/09...........  EUR      1,600,000      2,066,737
  Government of France
    Bonds
    5.25% due 04/25/08...........  EUR        950,000      1,256,197
  Government of France
    Bonds
    5.50% due 10/25/07...........  EUR      3,950,000      5,203,419
  Government of France
    Bonds
    5.75% due 10/25/32...........  EUR      2,050,000      3,282,842
                                                        ------------
                                                          11,809,195
                                                        ------------

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
GERMANY -- 3.4%
  Bundesrepublik Deutschland
    Bonds
    4.00% due 07/04/16...........  EUR      1,150,000   $  1,488,000
  Federal Republic of Germany
    Series 05
    4.00% due 01/04/37...........  EUR         50,000         62,750
  Federal Republic of Germany
    Bonds
    6.25% due 01/04/24...........  EUR        300,000        486,828
  Federal Republic of Germany
    Bonds
    Series 97
    6.50% due 07/04/27...........  EUR      1,850,000      3,147,166
                                                        ------------
                                                           5,184,744
                                                        ------------
ITALY -- 4.8%
  Banca Pop Bergamo Capital Trust
    Bank
    Guar. Notes
    8.36% due 02/15/11(2)(3).....  EUR        450,000        660,800
  Republic of Italy
    Bonds
    3.00% due 01/15/10...........  EUR      2,000,000      2,535,692
  Republic of Italy
    Senior Notes
    5.25% due 08/01/17...........  EUR        750,000      1,056,075
  Republic of Italy
    Bonds
    5.50% due 11/01/10...........  EUR        800,000      1,095,095
  Republic of Italy
    Bonds
    6.00% due 05/01/31...........  EUR      1,300,000      2,059,742
                                                        ------------
                                                           7,407,404
                                                        ------------
JAPAN -- 25.1%
  Government of Japan
    Bonds
    Series 37,
    0.80% due 06/20/09...........  JPY  1,520,000,000     12,593,593
  Government of Japan
    Bonds
    1.00% due 06/20/13...........  JPY    385,000,000      3,122,443
  Government of Japan
    Bonds
    1.30% due 06/20/11...........  JPY    975,000,000      8,151,656
  Government of Japan
    Bonds
    1.40% due 12/20/15...........  JPY  1,105,000,000      8,981,723
  Government of Japan
    Bonds
    Series 67,
    1.90% due 03/20/24...........  JPY    450,000,000      3,645,022
  Government of Japan
    Bonds
    2.50% due 09/20/34...........  JPY    130,000,000      1,105,665
  Government of Japan
    Bonds
    2.00% due 12/20/25...........  JPY     70,000,000        569,673
  Resona Bank, Ltd
    Sub. Notes
    Series EMTN
    3.75% due 04/15/15(3)........  EUR        420,000        534,694
                                                        ------------
                                                          38,704,469
                                                        ------------

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
LUXEMBOURG -- 0.6%
  Tyco International Group SA
    Company Guar. Notes
    Series EMTN
    5.50% due 11/19/08...........  EUR        370,000   $    489,858
  Tyco International Group SA
    Company Guar. Notes
    6.13% due 04/04/07...........  EUR        350,000        457,085
                                                        ------------
                                                             946,943
                                                        ------------
NETHERLANDS -- 5.2%
  Deutsche Telekom International
    Finance BV
    Company Guar. Bonds
    8.25% due 06/15/30...........              90,000        109,969
  Imperial Tobacco Overseas BV
    Company Guar. Notes
    7.13% due 04/01/09...........             570,000        585,422
  Kingdom of The Netherlands
    Bonds
    3.75% due 07/15/14...........  EUR      5,700,000      7,276,423
                                                        ------------
                                                           7,971,814
                                                        ------------
SPAIN -- 5.2%
  Instituto Credito Oficial
    Company Guar. Notes
    4.63% due 10/26/10...........             700,000        688,583
  Kingdom of Spain
    Bonds
    4.20% due 07/30/13...........  EUR        800,000      1,049,593
  Kingdom of Spain
    Bonds
    4.40% due 01/31/15...........  EUR      4,800,000      6,375,194
                                                        ------------
                                                           8,113,370
                                                        ------------
SWEDEN -- 0.7%
  Kingdom of Sweden
    Bonds
    5.00% due 01/28/09...........  SEK      4,700,000        690,533
  Kingdom of Sweden
    Debentures
    Series 1041
    6.75% due 05/05/14...........  SEK      2,300,000        386,436
                                                        ------------
                                                           1,076,969
                                                        ------------
UNITED KINGDOM -- 7.6%
  Garanite Master Issuer PLC
    Series 2007-1 5A1
    5.59% due 12/20/54(1)(2).....  GBP        660,000      1,297,090
  Government of United Kingdom
    Bonds
    5.00% due 09/07/14...........  GBP        250,000        487,761
  Holmes Master Issuer PLC
    Series 2006-1X, Class 3A3
    5.55% due 07/15/40(1)(6).....  GBP        400,000        785,879
  National Westminster Bank PLC
    Sub. Notes
    7.75% due 10/16/07(2)(3).....             330,000        333,915
  Royal Bank of Scotland PLC
    Sub. Notes
    5.25% due 07/22/08...........  EUR        900,000        608,482
  SL Finance PLC
    Company Guar. Bonds
    6.38% due 07/12/22(4)........              80,000        112,526

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
UNITED KINGDOM (CONTINUED)
  United Kingdom Gilt
    Treasury Bonds
    4.25% due 03/07/36...........  GBP        400,000   $    767,372
  United Kingdom Gilt
    Treasury Bonds
    8.75% due 08/25/17...........  GBP        400,000      1,029,943
  United Kingdom Treasury
    Bonds
    4.25% due 06/07/32...........  GBP      2,250,000      4,272,261
  United Kingdom Treasury
    Bonds
    4.75% due 06/07/10...........  GBP        470,000        905,316
  United Kingdom Treasury
    Bonds
    7.25% due 12/07/07...........  GBP        570,000      1,135,109
                                                        ------------
                                                          11,735,654
                                                        ------------
UNITED STATES -- 23.3%
  American Home Mtg. Investment
    Trust Com. Mtg.
    Series 2004-3, Class 1A
    5.69% due 10/25/34*..........              66,215         66,277
  Arch Capital Group, Ltd.
    Debentures
    7.35% due 05/01/34...........             190,000        206,732
  Citicorp Sub. Notes
    Series E
    5.50% due 06/30/10...........  EUR        570,000        391,637
  CNA Financial Corp.
    Senior Notes
    6.60% due 12/15/08...........             330,000        335,913
  Comcast Cable Communications
    Holdings, Inc.
    Company Guar. Notes
    9.46% due 11/15/22...........             110,000        142,989
  Comcast Cable Communications,
    Inc.
    Notes
    8.38% due 05/01/07...........             500,000        503,631
  Countrywide Alternative Loan
    Trust
    Series 2006-OA1, Class 2A1
    5.53% due 02/25/36...........           1,851,617      1,852,248
  Countrywide Alternative Loan
    Trust
    Series 2005-82, Class A1
    5.59% due 02/25/36...........           1,811,452      1,814,037
  Countrywide Home Equity Loan
    Trust
    Series 2004-Q, Class 2A
    5.62% due 12/15/33...........             305,730        306,466
  Cox Communications, Inc.
    Notes
    4.63% due 01/15/10...........             560,000        547,319
  Credit Suisse First Boston
    Sub. Notes
    7.90% due 05/01/07(2)(3)(7)..             550,000        553,186
  Federal Home Loan Mtg. Corp.
    Series MTN
    5.00% due 02/08/08...........          12,700,000     12,665,748
  First Horizon ABS Trust
    Series 2004-HE3, Class A
    5.61% due 10/25/34(2)........             322,304        323,246

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                           SHARES/
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
BONDS & NOTES (CONTINUED)
UNITED STATES (CONTINUED)
  PHH Corp.
    Senior Notes
    6.00% due 03/01/08...........       $     513,000   $    512,714
  Sequoia Mtg. Trust
    Series 2004-10, Class A3A
    5.74% due 11/20/34(1)(2).....             364,538        365,345
  United States Treasury Bonds
    7.50% due 11/15/24...........           1,300,000      1,676,188
    8.00% due 11/15/21...........           5,650,000      7,399,737
  United States Treasury
    Inflation Indexed Notes
    3.38% due 01/15/12...........             431,243        450,615
  United States Treasury Notes
    1.88% due 07/15/15...........           2,994,011      2,876,005
    4.25% due 08/15/15...........           1,650,000      1,584,064
    5.25% due 11/15/28...........             800,000        826,375
  Verizon Global Funding Corp.
    Senior Notes
    6.13% due 06/15/07...........             520,000        521,327
                                                        ------------
                                                          35,921,799
                                                        ------------
TOTAL BONDS & NOTES
  (cost $142,053,813)............                        143,410,192
                                                        ------------
COMMON STOCK -- 0.3%
UNITED KINGDOM -- 0.3%
  Fortis Capital Co., Class A
    (cost $433,477)..............               1,320        427,915
                                                        ------------
PREFERRED STOCK -- 0.3%
UNITED STATES -- 0.3%
  BCI US Funding Trust II 4.69%
    (cost $447,484)..............  EUR        341,000        452,002
                                                        ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $142,934,774)............                        144,290,109
                                                        ------------

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
SHORT-TERM INVESTMENT SECURITIES -- 4.4%
Euro Time Deposit with State
  Street Bank & Trust Co.
  4.05% due 02/01/07 (cost
  $6,729,000)....................       $   6,729,000   $  6,729,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $149,663,774)(5).........                98.0%  $151,019,109
Other assets less liabilities....                 2.0      3,186,820
                                        -------------   ------------
NET ASSETS.......................               100.0%  $154,205,929
                                        =============   ============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $66,215 representing 0.04% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
(1)  Collateralized Mortgaged Obligation
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.
(3)  Perpetual maturity -- maturity date reflects the next call date.
(4) Variable Rate Security -- the rate reflected is as of January 31, 2007, maturity date reflects the stated maturity date.
(5)  See Note 4 for cost of investment on a tax basis
(6)  Fair valued security; see Note 3
(7) To the extent permitted by the Statement of Additional Information, the Global Bond Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2007, the Global Bond Portfolio held the following restricted security:

                                                                                 MARKET
                                                                                 VALUE     % OF
                             ACQUISITION   PRINCIPAL/   ACQUISITION    MARKET     PER      NET
      NAME                      DATE         SHARES        COST        VALUE     SHARE    ASSETS
      ----                   -----------   ----------   -----------   --------   ------   ------
      Credit Suisse First
       Boston
       7.90% due
       05/01/07............   10/7/2004     $550,000     $606,586     $553,186   $1.01     0.4%
                                                                      ========             ===

  See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                     EXPIRATION   VALUE AT       VALUE AS OF
 CONTRACTS                           DESCRIPTION                              DATE     TRADE DATE    JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------------
 86   Short  Euro-BOBL...................................................  March 2007  $12,328,880     $12,116,228
  7   Long   LIF Long Gilt...............................................  March 2007   1,502,152        1,455,953
101   Long   S&P Ruix Investment Index...................................  March 2007  15,564,542       15,089,174
  1   Long   Tokyo Stock Exchange........................................  March 2007   1,108,473        1,112,020
 23   Long   Toronto Stock Exchange......................................  March 2007   3,107,597        3,089,904
 45   Long   U.S. Treasury 2 Year Note...................................  March 2007   9,157,500        9,161,719
329   Short  U.S. Treasury 5 Year Note...................................  March 2007  34,718,898       34,390,781
102   Short  U.S. Treasury 10 Year Note..................................  March 2007  10,930,754       10,888,500
 72   Long   U.S. Treasury 20 Year Bond..................................  March 2007   7,982,514        7,929,000

  N     UNREALIZED
       APPRECIATION
 CO   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
 86     $ 212,652
  7       (46,199)
101      (475,367)
  1         3,547
 23       (17,693)
 45         4,219
329       328,116
102        42,254
 72       (53,514)
        ----------
        $  (1,985)
        ==========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
*AUD       11,125,879   USD        8,658,000   03/22/2007      $ 29,513
 CAD          119,988   USD          102,201   04/12/2007            27
 CHF       14,537,669   USD       11,931,269   03/22/2007       190,342
*EUR       20,804,166   USD       27,301,060   03/22/2007       124,764
*NZD        3,942,751   USD        2,734,333   03/22/2007        25,861
*SEK       59,791,319   USD        8,670,000   03/22/2007        41,879
 USD        3,478,533   EUR        2,689,460   02/27/2007        31,214
*USD        2,229,496   GBP        1,163,127   02/16/2007        55,673
 USD        6,158,843   JPY      747,548,000   02/28/2007        59,246
*USD        6,109,894   JPY      718,786,145   03/22/2007       105,478
                                                               ---------
                                                               $663,997
                                                               ---------

       CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
-----------------------------------------------------------------------------
*CAD         10,252,216   USD       8,717,150   03/22/2007      $  (7,647)
*GBP          1,667,407   USD       3,240,072   02/16/2007        (35,844)
*GBP          2,225,074   USD       4,337,000   03/22/2007        (34,140)
*JPY      1,372,316,561   USD      11,554,000   03/22/2007       (113,435)
*NOK          9,238,421   USD       1,440,000   03/22/2007        (43,300)
*USD          8,010,120   AUD      10,217,177   03/22/2007        (86,362)
*USD          1,440,000   CAD       1,677,989   03/22/2007        (12,005)
 USD            325,470   DKK       1,829,140   03/22/2007         (5,078)
*USD         13,023,095   EUR       9,857,081   03/22/2007       (146,879)
*USD         16,665,380   GBP       8,479,213   03/22/2007         (8,032)
*USD          7,235,603   NOK      44,988,394   03/22/2007        (12,370)
*USD          5,293,876   NZD       7,678,217   03/22/2007        (19,326)
 USD            233,009   SEK       1,587,748   03/21/2007         (3,904)
*USD         14,282,156   SEK      98,053,725   03/22/2007       (132,620)
                                                                ----------
                                                                $(660,942)
                                                                ----------
        Net Unrealized Appreciation (Depreciation)........      $   3,055
                                                                ==========

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canada Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro Dollar
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- United States Dollar

See Notes to Financial Statements
                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                     GROSS
                                                                      NOTIONAL      TERMINATION    UNREALIZED
                    INTEREST RATE SWAPS                                AMOUNT          DATE       APPRECIATION
--------------------------------------------------------------------------------------------------------------
Agreement with Deutsche Bank dated November 15, 2006 to
  receive annually 3.91% and pay semi-annually the 12 Month
  Euribor Rate*.............................................  EUR      16,520,000    02/23/09      $  112,450
Agreement with Credit Suisse First Boston dated November 17,
  2006 to receive semi-annually 3.92% and pay annually the 6
  Month Euribor Rate*.......................................  EUR       7,000,000    02/23/09          42,505
Agreement with Merrill Lynch dated July 15, 2005 to receive
  quarterly 2.67% and pay semi-annually the 6 Month Canadian
  Bankers Acceptance Rate...................................  CAD       4,300,000    07/15/10          80,978
Agreement with Merrill Lynch dated July 15, 2005 to receive
  quarterly 2.67% and pay semi-annually the 6 Month Canadian
  Bankers Acceptance Rate...................................  CAD       4,400,000    07/15/10          82,267
Agreement with Merrill Lynch dated March 08, 2006 to receive semi-annually 4.40% and pay quarterly the 3 Month Canadian
  Bankers Acceptance Rate...................................  CAD       3,750,000    03/08/11           5,504
Agreement with Merrill Lynch dated May 10, 2006 to receive
  quarterly 4.88% and pay semi-annually the 6 Month British
  Bankers Association Libor Rate............................  USD       2,600,000    03/10/11             969
Agreement with Deutsche Bank AG dated April 12, 2006 to
  receive semi-annually 4.59% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD       3,700,000    04/12/11          28,271
Agreement with Deutsche Bank AG dated July 25, 2006 to
  receive quarterly 4.34% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD         280,000    07/25/11           2,443
Agreement with UBS AG dated July 25, 2011 to receive
  quarterly 4.34% and pay semi-annually the 6 Month Canadian
  Bankers Acceptance Rate...................................  CAD         450,000    07/25/11           4,690
Agreement with Deutsche Bank AG dated July 28, 2006 to
  receive quarterly 4.34% and pay semi-annually the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD         220,000    07/28/11           4,906
Agreement with Deutsche Bank AG dated August 01, 2006 to
  receive quarterly 4.35% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD         420,000    08/01/11           3,095
Agreement with Deutsche Bank AG dated August 04, 2006 to
  receive quarterly 4.34% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD         280,000    08/04/11           2,052
Agreement with Deutsche Bank AG dated August 08, 2006 to
  receive quarterly 4.34% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD         280,000    08/08/11           1,932
Agreement with Deutsche Bank AG dated August 09, 2006 to
  receive quarterly 4.34% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD       1,220,000    08/09/11           8,251
Agreement with Deutsche Bank dated August 10, 2006 to
  receive semi-annually 6.94% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    08/15/11           1,709
Agreement with Deutsche Bank dated August 10, 2006 to
  receive quarterly 4.34% and pay semi-annually the 6 Month
  Canadian Bankers Acceptance Rate..........................  CAD         280,000    08/10/11           3,609
Agreement with UBS AG dated August 10, 2006 to receive
  quarterly 4.34% and pay semi-annually the 6 Month Canadian
  Bankers Acceptance Rate...................................  CAD         650,000    08/10/11           4,200
Agreement with Deutsche Bank dated August 10, 2006 to
  receive semi-annually 6.96% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    08/15/11           1,928
Agreement with Citibank NA dated July 24, 2006 to receive
  semi-annually 5.60% and pay quarterly the 3 Month British
  Bankers Association Libor Rate............................  USD       2,700,000    09/21/11          32,388
Agreement with Deutsche Bank AG dated July 19, 2006 to
  receive annually 4.07% and pay semi-annually the 6 Month
  Euribor Rate..............................................  EUR         350,000    09/21/11           3,037
Agreement with Deutsche Bank AG dated July 19, 2006 to
  receive semi-annually 0.59% and pay semi-annually the 6
  Month British Bankers Association Libor Rate..............  JPY      95,000,000    09/21/11          10,893
Agreement with Deutsche Bank AG dated July 14, 2006 to
  receive annually 4.02% and pay semi-annually the 6 Month
  Euribor Rate..............................................  EUR         400,000    09/21/11           4,591
Agreement with Citibank NA dated July 14, 2006 to receive
  semi-annually 0.60% and pay semi-annually the 6 Month
  British Bankers Association Libor Rate....................  JPY     390,000,000    09/21/11          48,186
Agreement with Deutsche Bank AG dated September 25, 2006 to
  receive quarterly 7.57% and pay semi-annually the 6 Month
  New Zealand Bank Bill Rate................................  NZD       1,360,000    09/27/11           3,203
Agreement with Deutsche Bank AG dated September 25, 2006 to
  receive semi-annually 4.16% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD         650,000    09/27/11           4,903
Agreement with Deutsche Bank AG dated September 27, 2006 to
  receive semi-annually 4.17% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD         230,000    09/27/11           1,653
Agreement with National Australia Bank dated September 27,
  2006 to receive semi-annually 4.17% and pay quarterly the
  3 Month Canadian Bankers Acceptance Rate..................  CAD         850,000    09/27/11           6,185
Agreement with Deutsche Bank AG dated September 28, 2006 to
  receive semi-annually 4.17% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD          60,000    09/28/11             408
Agreement with Deutsche Bank AG dated September 27, 2006 to
  receive quarterly 7.67% and pay semi-annually the 6 Month
  New Zealand Bank Bill Rate................................  NZD         470,000    09/29/11             747

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                     GROSS
                                                                      NOTIONAL      TERMINATION    UNREALIZED
                    INTEREST RATE SWAPS                                AMOUNT          DATE       APPRECIATION
--------------------------------------------------------------------------------------------------------------
Agreement with National Australia Bank dated September 27,
  2006 to receive quarterly 7.67% and pay semi-annually the
  6 Month New Zealand Bank Bill Rate........................  NZD       1,790,000    09/29/11      $    2,843
Agreement with Deutsche Bank AG dated September 28, 2006 to
  receive quarterly 7.70% and pay semi-annually the 6 Month
  New Zealand Bank Bill Rate................................  NZD         130,000    10/03/11              34
Agreement with National Australia Bank dated October 03,
  2006 to receive semi-annually 4.17% and pay quarterly the
  3 Month Canadian Bankers Acceptance Rate..................  CAD       1,380,000    10/03/11          11,028
Agreement with UBS AG dated October 05, 2006 to receive
  semi-annually 4.19% and pay quarterly the 3 Month Canadian
  Bankers Acceptance Rate...................................  CAD         720,000    10/05/11           4,641
Agreement with Deutsche Bank AG dated October 6, 2006 to
  receive semi-annually 4.18% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate..........................  CAD         650,000    10/06/11           4,375
Agreement with National Australia Bank dated January 23,
  2007 to receive semi-annually 6.20% and pay semi-annually
  the 6 Month Australian Financial Association Rate#*.......  AUD       1,890,000    03/20/12           2,988
Agreement with National Australia Bank dated January 23,
  2007 to receive quarterly a floating rate based on 3 Month
  Libor Rate and pay semi-annually a fixed rate equal to
  5.00%#*...................................................  USD       1,070,000    03/20/12           4,764
Agreement with Deutsche Bank dated December 22, 2006 to
  receive quarterly a floating rate based on 3 Month Libor
  Rate and pay semi-annually a fixed rate equal to 5.00%*...  USD         410,000    03/20/12           5,989
Agreement with Credit Suisse First Boston dated November 11,
  2006 to receive semi-annually a floating rate based on 6
  Month British Bankers Association Rate and pay semi-
  annually a fixed rate equal to 5.10%*.....................  GBP       1,470,000    03/20/12          59,281
Agreement with Deutsche Bank dated January 08,2007 to
  receive quarterly a floating rate based on 3 Month Libor
  Rate and pay semi-annually a fixed rate equal to
  5.00%#*...................................................  USD         440,000    03/20/12           4,619
Agreement with Deutsche Bank dated January 09,2007 to
  receive quarterly a floating rate based on 3 Month Libor
  Rate and pay semi-annually a fixed rate equal to
  5.00%#*...................................................  USD         440,000    03/20/12           4,286
Agreement with Citibank dated December 07, 2006 to receive
  semi-annually a floating rate based on 6 Month Euribor
  Rate and pay annually a fixed rate equal to 3.90%#*.......  EUR       2,790,000    03/20/12          76,353
Agreement with Citibank dated December 07, 2006 to receive
  semi-annually 1.50% and pay semi-annually the 6 Month
  British Bankers Association Libor Rate*...................  JPY     801,000,000    03/20/12          23,899
Agreement with J.P. Morgan dated December 19, 2006 to
  receive quarterly a floating rate based on 3 Month
  Canadian Bankers Acceptance Rate and pay semi-annually a
  fixed rate equal to 4.20%*................................  CAD       2,250,000    03/20/12          16,026
Agreement with Deutsche Bank dated December 21, 2006 to
  receive quarterly a floating rate based on 3 Month Libor
  Rate and pay semi-annually a fixed rate equal to 5.00%*...  EUR         820,000    03/20/12          10,257
Agreement with Citibank dated December 05, 2006 to receive
  semi-annually a floating rate based on 6 Month British
  Bankers Association Rate and pay semi-annually a fixed
  rate equal to 1.70%*......................................  JPY   1,785,000,000    03/20/14          10,536
Agreement with Credit Suisse First Boston dated November 03,
  2006 to receive semi-annually 3.63% and pay annually the 6
  Month Euribor Rate........................................  EUR      11,700,000    07/06/15         350,196
Agreement with Morgan Stanley dated May 10, 2006 to receive
  annually 4.21% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR       2,300,000    05/12/16          25,052
Agreement with Morgan Stanley dated May 17, 2006 to receive
  annually 4.25% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR       2,530,000    05/19/16          17,573
Agreement with Morgan Stanley dated May 18, 2006 to receive
  annually 4.25% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR         450,000    05/23/16           3,007
Agreement with Morgan Stanley dated May 23, 2006 to receive
  annually 4.14% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR       1,100,000    05/25/16          19,522
Agreement with Citibank NA dated June 26, 2006 to receive
  annually 4.28% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR         525,000    06/28/16           2,314
Agreement with Citibank NA dated June 26, 2006 to receive
  semi-annually 0.43% and pay semi-annually the 6 Month
  British Bankers Association Libor Rate....................  JPY     135,000,000    06/28/16          30,763
Agreement with Citibank NA dated June 27, 2006 to receive
  semi-annually 0.43% and pay semi-annually the 6 Month
  British Bankers Association Libor Rate....................  JPY     135,000,000    06/29/16          32,562
Agreement with Citibank NA dated June 27, 2006 to receive
  annually 4.30% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR         525,000    06/29/16           1,541
Agreement with Credit Suisse First Boston dated November 11,
  2006 to receive quarterly a floating rate and pay annually
  the 3 Month Stockholm Interbank Offered Rate*.............  SEK      20,290,000    03/20/17         102,067
Agreement with Credit Suisse First Boston dated December 01,
  2006 to receive quarterly a floating rate and pay
  semi-annually the 6 Month British Bankers Association
  Libor Rate*...............................................            1,270,000    03/20/17          40,031

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                     GROSS
                                                                      NOTIONAL      TERMINATION    UNREALIZED
                    INTEREST RATE SWAPS                                AMOUNT          DATE       APPRECIATION
--------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated January 31, 2007 to
  receive quarterly a floating rate based on 3 Month
  Stockholm Interbank Offered Rate and pay annually a fixed
  rate equal to 4.00%#*.....................................  SEK      55,000,000    03/20/17      $      785
Agreement with Deutsche Bank dated November 15, 2006 to
  receive annually 3.91% and pay annually the 12 Month
  Euribor Rate*.............................................  EUR       5,680,000    02/22/22         425,979
Agreement with Credit Suisse First Boston dated November 17,
  2006 to receive semi-annually 3.92% and pay annually the 6
  Month Euribor Rate........................................  EUR       2,410,000    02/22/22         119,549
Agreement with Deutsche Bank AG dated May 19, 2006 to
  receive semi-annually 3.07% and pay annually the 12 Month
  Euribor Rate..............................................  EUR         550,000    05/23/36          12,467
Agreement with Barclay's Bank dated June 23, 2006 to receive semi-annually 5.84% and pay quarterly the 3 Month British
  Bankers Association Libor Rate............................  USD         550,000    06/27/36          32,675
Agreement with Credit Suisse First Boston dated December 14,
  2006 to receive semi-annually a floating rate based on 6
  Month Euribor Rate and pay annually a fixed rate equal to
  4.00%*....................................................  EUR       1,020,000    03/20/37          76,976
Agreement with Barclays Bank dated December 15, 2006 to
  receive semi-annually a floating rate based on 6 Month
  Euribor Rate and pay annually a fixed rate equal to
  4.00%*....................................................  EUR       1,580,000    03/20/37         111,060
Agreement with Lehman Brothers dated December 15, 2006 to
  receive semi-annually a floating rate based on 6 Month
  British Bankers and pay semi-annually a fixed rate equal
  to 4.30%*.................................................  EUR         870,000    03/20/37          57,715
Agreement with BNP Paribas dated December 07, 2006 to
  receive semi-annually a floating rate based on 6 Month
  Euribor Rate and pay annually a fixed rate equal to
  4.00%*....................................................  EUR       1,580,000    03/20/37         136,846
                                                                                                   ----------
                                                                                                   $2,348,552
                                                                                                   ==========

                                                                                                     GROSS
                                                                                                   UNREALIZED
                                                                                                  DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Agreement with Barclays Bank dated December 15, 2006 to
  receive annually 3.90% and pay semi-annually the 6 Month
  Euribor Rate*.............................................  EUR      17,050,000    03/20/09     $   (81,950)
Agreement with Merrill Lynch dated July 15, 2006 to receive
  semi-annually 4.40% and pay quarterly the 3 Month British
  Bankers Association Libor Rate............................  USD       2,800,000    07/19/10        (148,175)
Agreement with Credit Suisse First Boston dated April 12,
  2006 to receive quarterly 5.07% and pay semi-annually the
  6 Month British Bankers Association Libor Rate............  USD       2,200,000    04/18/11          (9,695)
Agreement with Deutsche Bank AG dated July 25, 2006 to
  receive semi-annually 7.00% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    07/27/11          (6,547)
Agreement with UBS AG dated July 26, 2006 to receive
  semi-annually 7.02% and pay quarterly the 3 Month New
  Zealand Bank Bill Rate....................................  NZD       1,000,000    07/28/11         (10,311)
Agreement with Deutsche Bank AG dated July 28, 2006 to
  receive semi-annually 6.97% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    08/01/11          (1,081)
Agreement with Deutsche Bank AG dated August 1, 2006 to
  receive semi-annually 6.89% rate and pay quarterly the 3
  Month New Zealand Bank Bill Rate..........................  NZD         900,000    08/03/11          (2,732)
Agreement with Deutsche Bank AG dated August 4, 2006 to
  receive semi-annually 6.91% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    08/08/11          (1,362)
Agreement with Deutsche Bank dated August 08, 2006 to
  receive semi-annually 6.89% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         600,000    08/10/11          (1,741)
Agreement with Deutsche Bank AG dated August 9, 2006 to
  receive semi-annually 6.90% and pay quarterly the 3 Month
  New Zealand Bank Bill Rate................................  NZD         560,000    08/11/11          (1,296)
Agreement with Deutsche Bank AG dated July 14, 2006 to
  receive semi-annually 0.61% and pay semi-annually the 6
  Month British Bankers Association Libor Rate..............  JPY     100,000,000    09/21/11         (12,543)
Agreement with Citibank NA dated July 14, 2006 to receive
  annually 4.03% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR       1,450,000    09/21/11         (15,979)
Agreement with National Australia Bank dated October 3, 2006 to receive quarterly 7.64% and pay semi-annually the 6
  Month New Zealand Bank Bill Rate..........................  NZD       2,020,000    10/05/11            (988)
Agreement with Deutsche Bank AG dated October 10, 2006 to
  receive quarterly 7.65% and pay semi-annually the 6 Month
  New Zealand Bank Bill Rate................................  NZD         960,000    10/10/11          (2,203)
Agreement with UBS AG dated October 05, 2006 to receive
  semi-annually 7.66% and pay semi-annually the 6 Month New
  Zealand Bank Bill Rate....................................  NZD       1,070,000    10/10/11          (2,090)

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                     GROSS
                                                                                                   UNREALIZED
                    INTEREST RATE SWAPS                                                           DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Agreement with UBS AG dated August 10, 2006 to receive
  semi-annually 6.92% and pay quarterly the 3 Month New
  Zealand Bank Bill Rate....................................  NZD       1,400,000    08/15/11     $    (3,000)
Agreement with Deutsche Bank dated November 15, 2006 to
  receive annually 3.90% and pay semi-annually the 6 Month
  Euribor Rate*.............................................  EUR      18,300,000    02/22/12        (365,101)
Agreement with Credit Suisse First Boston dated November 17,
  2006 to receive annually 3.95% and pay semi-annually the 6
  Month Euribor Rate*.......................................  EUR       7,770,000    02/22/12        (132,672)
Agreement with Deutsche Bank dated December 21, 2006 to
  receive semi-annually 6.20% and pay semi-annually the 6
  Month Australian Financial Association Rate*..............  AUD       1,430,000    03/20/12          (1,824)
Agreement with Deutsche Bank dated January 09, 2007 to
  receive semi-annually 6.20% and pay semi-annually the 6
  Month Australian Financial Association Rate#*.............  AUD         670,000    03/20/12            (112)
Agreement with Deutsche Bank dated December 22, 2006 to
  receive semi-annually 6.20% and pay semi-annually the 6
  Month Australian Financial Association Rate*..............  AUD         710,000    03/20/12          (1,976)
Agreement with Credit Suisse First Boston dated January 05,
  2007 to receive annually 4.00% and pay semi-annually the 6
  Month Euribor Rate#*......................................  EUR       1,670,000    03/20/37         (50,670)
Agreement with Deutsche Bank dated January 08, 2007 to
  receive semi-annually 6.20% and pay semi-annually the 6
  Month Australian Financial Association Rate#*.............  AUD         670,000    03/20/12            (352)
Agreement with Barclays Bank dated November 11, 2006 to
  receive annually 4.00% and pay quarterly the 3 Month
  Stockholm Interbank Offered Rate*.........................  SEK      17,200,000    03/20/12         (44,039)
Agreement with Barclays Bank dated November 30, 2006 to
  receive semi-annually 5.00% and pay quarterly the 3 Month
  British Bankers Association Libor Rate*...................  USD      23,900,000    03/20/12        (439,478)
Agreement with Citibank dated December 04, 2006 to receive
  annually 6.20% and pay semi-annually the 6 Month
  Australian Financial Association Rate*....................  AUD       5,220,000    03/20/12         (57,606)
Agreement with J.P. Morgan dated December 05, 2006 to
  receive semi-annually 4.20% and pay quarterly the 3 Month
  Canadian Bankers Acceptance Rate*.........................  CAD       1,320,000    03/20/12         (21,463)
Agreement with Barclays Bank dated December 14, 2006 to
  receive semi-annually 5.10% and pay semi-annually the 6
  Month British Bankers Association Libor Rate*.............  GBP       1,410,000    03/20/12         (47,168)
Agreement with Morgan Stanley dated May 12, 2006 to receive
  quarterly 2.29% and pay annually the 12 Month Stockholm
  Interbank Offered Rate#...................................  SEK      21,200,000    05/12/16         (27,122)
Agreement with Morgan Stanley dated May 17, 2006 to receive
  quarterly 2.31% and pay annually the 12 Month Stockholm
  Interbank Offered Rate#...................................  SEK      24,150,000    05/19/16         (40,796)
Agreement with Morgan Stanley dated May 18, 2006 to receive
  quarterly 2.32% and pay annually the 12 Month Stockholm
  Interbank Offered Rate#...................................  SEK       4,300,000    05/23/16          (7,159)
Agreement with Morgan Stanley dated May 23, 2006 to receive
  quarterly 2.33% and pay annually the 12 Month Stockholm
  Interbank Offered Rate#...................................  SEK      10,000,000    05/26/16          (3,889)
Agreement with Credit Suisse First Boston dated November 11,
  2006 to receive annually 4.00% and pay semi-annually the 6
  Month Euribor Rate*.......................................  EUR         830,000    03/20/17         (33,745)
Agreement with Citibank dated December 05, 2006 to receive
  semi-annually 1.90% and pay semi-annually the 6 Month
  British Bankers Association Libor Rate*...................  JPY     372,000,000    03/20/17          (9,063)
Agreement with Credit Suisse First Boston dated December 6,
  2005 to receive annually 3.90% and pay semi-annually the 6
  Month Euribor Rate........................................  EUR       1,400,000    12/10/35        (167,691)
Agreement with Merrill Lynch dated April 10, 2006 to receive annually 4.44% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR         650,000    04/14/36            (806)
Agreement with Merrill Lynch dated April 10, 2006 to receive annually 4.44% and pay semi-annually the 6 Month Euribor
  Rate......................................................  EUR         650,000    04/14/36          (1,904)
Agreement with Credit Suisse First Boston dated May 08, 2006 to receive semi-annually 5.75% and pay quarterly the 6
  Month British Bankers Association Libor Rate..............  USD         320,000    05/12/36          (6,447)
Agreement with Credit Suisse First Boston dated May 09, 2006 to receive semi-annually 5.75% and pay quarterly the 6
  Month British Bankers Association Libor Rate..............  USD         630,000    05/12/36         (12,984)
                                                                                                  -----------
                                                                                                  $(1,775,760)
                                                                                                  -----------
Net Unrealized Appreciation (Depreciation)..................                                      $   572,792
                                                                                                  ===========

---------------

# Illiquid Security.
* Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.
See Notes to Financial Statements
                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Cellular Telecom...........................................   8.2%
Finance-Auto Loans.........................................   7.3
Oil Companies-Exploration & Production.....................   6.0
Pipelines..................................................   4.6
Cable TV...................................................   4.3
Independent Power Producers................................   3.8
Medical-Hospitals..........................................   3.3
Auto-Cars/Light Trucks.....................................   3.2
Special Purpose Entities...................................   3.1
Transport-Air Freight......................................   3.0
Telecom Services...........................................   2.6
Casino Hotels..............................................   2.5
Television.................................................   2.4
Airlines...................................................   2.4
Chemicals-Specialty........................................   1.8
Paper & Related Products...................................   1.7
Electronic Components-Semiconductors.......................   1.6
Satellite Telecom..........................................   1.6
Building & Construction Products-Misc. ....................   1.4
Containers-Metal/Glass.....................................   1.2
Real Estate Investment Trusts..............................   1.2
Retail-Drug Store..........................................   1.2
Broadcast Services/Program.................................   1.1
Medical-Drugs..............................................   1.1
Oil-Field Services.........................................   1.1
Telephone-Integrated.......................................   1.1
Funeral Services & Related Items...........................   1.0
Housewares.................................................   1.0
Theaters...................................................   1.0
Agricultural Chemicals.....................................   0.9
Electric-Generation........................................   0.9
Electronic Components-Misc. ...............................   0.9
Medical Products...........................................   0.9
Rental Auto/Equipment......................................   0.8
Electric-Integrated........................................   0.7
Electronics-Military.......................................   0.7
Gambling (Non-Hotel).......................................   0.7
Recycling..................................................   0.7
Coal.......................................................   0.6
Containers-Paper/Plastic...................................   0.6
Applications Software......................................   0.5
Computer Services..........................................   0.5
Medical-HMO................................................   0.5
Seismic Data Collection....................................   0.5
Specified Purpose Acquisitions.............................   0.5
Aerospace/Defense-Equipment................................   0.4
Consumer Products-Misc. ...................................   0.4
Diagnostic Kits............................................   0.4
Diversified Manufactured Operations........................   0.4
Retail-Petroleum Products..................................   0.4
Retail-Restaurants.........................................   0.4
Transport-Marine...........................................   0.4
Beverages-Non-alcoholic....................................   0.3
Computers-Memory Devices...................................   0.3
Direct Marketing...........................................   0.3
Gas-Distribution...........................................   0.3
Golf.......................................................   0.3
Insurance-Property/Casualty................................   0.3
Medical Information Systems................................   0.3
Non-Hazardous Waste Disposal...............................   0.3
Steel-Specialty............................................   0.3%
Storage/Warehousing........................................   0.3
Building & Construction-Misc. .............................   0.2
Building Products-Wood.....................................   0.2
Chemicals-Plastics.........................................   0.2
Commercial Services........................................   0.2
Computers-Integrated Systems...............................   0.2
Energy-Alternate Sources...................................   0.2
Food-Meat Products.........................................   0.2
Food-Misc. ................................................   0.2
Hotels/Motels..............................................   0.2
Machinery-Farming..........................................   0.2
Medical-Biomedical/Gene....................................   0.2
Medical-Generic Drugs......................................   0.2
Medical-Nursing Homes......................................   0.2
Metal Processors & Fabrication.............................   0.2
Multimedia.................................................   0.2
Music......................................................   0.2
Printing-Commercial........................................   0.2
Private Corrections........................................   0.2
Publishing-Newspapers......................................   0.2
Research & Development.....................................   0.2
Retail-Major Department Stores.............................   0.2
Retail-Regional Department Stores..........................   0.2
Steel-Producers............................................   0.2
Textile-Products...........................................   0.2
Transactional Software.....................................   0.2
Transport-Services.........................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.1
Casino Services............................................   0.1
Chemicals-Diversified......................................   0.1
Consulting Services........................................   0.1
Home Furnishings...........................................   0.1
Instruments-Scientific.....................................   0.1
Insurance-Life/Health......................................   0.1
Machinery-General Industrial...............................   0.1
Medical-Outpatient/Home Medical............................   0.1
Oil & Gas Drilling.........................................   0.1
Poultry....................................................   0.1
Semiconductor Equipment....................................   0.1
Transport-Rail.............................................   0.1
Travel Services............................................   0.1
                                                             ----
                                                             99.1%
                                                             ====

CREDIT QUALITY+#
BBB......................................................     1.1%
BB.......................................................    22.1
B........................................................    45.4
CCC......................................................    22.7
Below C..................................................     2.6
Not Rated@...............................................     6.1
                                                           ------
                                                            100.0%
                                                           ======

------------

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

---------------------
    40

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES -- 0.3%
TELECOM SERVICES -- 0.3%
  ICO North America, Inc.
    Notes
    7.50% due 08/15/09
    (cost $1,125,000)(6)(7)(11).....    $ 1,125,000      $  1,215,000
                                                         ------------
CORPORATE BONDS & NOTES -- 78.9%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
  DeCrane Aircraft Holdings, Inc.
    Company Guar. Notes
    Series B
    12.00% due 09/30/08.............      1,550,000         1,317,500
                                                         ------------
AGRICULTURAL CHEMICALS -- 0.9%
  Terra Capital, Inc.
    Senior Notes
    7.00% due 02/01/17*.............        925,000           911,125
  Terra Capital, Inc.
    Sec. Notes
    11.50% due 06/01/10.............        785,000           843,875
  Terra Capital, Inc.
    Company Guar. Notes
    12.88% due 10/15/08.............        500,000           560,000
  The Mosaic Co.
    Senior Notes
    7.38% due 12/01/14*.............        400,000           405,000
  The Mosaic Co.
    Senior Notes
    7.63% due 12/01/16*.............        400,000           409,000
                                                         ------------
                                                            3,129,000
                                                         ------------
AIRLINES -- 2.4%
  American Airlines, Inc.
    Pass Through Certs.
    Series 2001-1, Class A-2
    6.82% due 05/23/11..............      5,075,000         5,100,375
  Continental Airlines, Inc.
    Pass Through Certs.
    Series 1991-1, Class C
    6.95% due 08/02/09..............        670,039           666,689
  Continental Airlines, Inc.
    Pass Through Certs.
    Series 1999, Class 2
    7.73% due 03/15/11..............        460,848           470,064
  Continental Airlines, Inc.
    Pass Through Certs.
    Series 2000-2
    8.31% due 04/02/18..............        511,183           531,630
  Northwest Airlines, Inc.
    Pass Through Certs.
    Series 1A-1
    7.04% due 04/01/22(5)...........      1,230,053         1,239,278
  United AirLines, Inc.
    Pass Through Certificates,
    Series 2001-1, Class A-2
    6.20% due 09/01/08(5)...........        411,997           414,057
                                                         ------------
                                                            8,422,093
                                                         ------------
APPAREL MANUFACTURER -- 0.0%
  Hanesbrands, Inc
    Senior Notes
    8.74% due 12/15/14*(2)..........         25,000            25,688
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
APPLICATIONS SOFTWARE -- 0.5%
  SS&C Technologies, Inc.
    Company Guar. Notes
    11.75% due 12/01/13.............    $ 1,650,000      $  1,823,250
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 3.2%
  Ford Motor Co.
    Debentures
    6.38% due 02/01/29..............      3,525,000         2,634,937
  Ford Motor Co.
    Notes
    7.45% due 07/16/31..............      2,325,000         1,886,156
  General Motors Corp.
    Senior Notes
    7.13% due 07/15/13..............      3,800,000         3,686,000
  General Motors Corp.
    Debentures
    7.70% due 04/15/16..............        500,000           483,750
  General Motors Corp.
    Debentures
    8.25% due 07/15/23..............      2,325,000         2,202,938
  General Motors Corp.
    Debentures
    8.38% due 07/15/33..............      1,000,000           941,250
                                                         ------------
                                                           11,835,031
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
  Arvinmeritor, Inc.
    Senior Notes
    8.75% due 03/01/12..............        400,000           408,000
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
  Exide Corp.
    Notes
    10.00% due 03/15/25+(6)(7)......      1,975,000                 0
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.2%
  Cott Beverages, Inc.
    Company Guar. Notes
    8.00% due 12/15/11..............        650,000           664,625
                                                         ------------
BROADCAST SERVICES/PROGRAM -- 1.1%
  Fisher Communications, Inc.
    Senior Notes
    8.63% due 09/15/14..............      1,725,000         1,841,437
  Nexstar Finance, Inc.
    Senior Sub. Notes
    7.00% due 01/15/14..............      1,500,000         1,432,500
  Nexstar Finance, Inc.
    Senior Disc. Notes
    11.38% due 04/01/13(3)..........        800,000           736,000
                                                         ------------
                                                            4,009,937
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 1.4%
  Associated Materials, Inc.
    Senior Sub. Notes
    9.75% due 04/15/12..............      1,625,000         1,690,000
  Associated Materials, Inc.
    Senior Disc. Notes
    11.25% due 03/01/14(3)..........        950,000           695,875
  Dayton Superior Corp.
    Senior Sec. Notes
    10.75% due 09/15/08.............      1,348,000         1,398,550
  Interline Brands, Inc.
    Senior Sub. Notes
    8.13% due 06/15/14..............      1,200,000         1,227,000
                                                         ------------
                                                            5,011,425
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
BUILDING PRODUCTS-WOOD -- 0.2%
  Masonite Corp.
    Senior Sub. Notes
    11.00% due 04/06/15*............    $   775,000      $    765,313
                                                         ------------
CABLE TV -- 4.3%
  Cablevision Systems Corp.
    Senior Notes
    8.00% due 04/15/12..............        620,000           625,425
  CCH I Holdings LLC/CCH I
    Holdings Capital Corp.
    Company Guar.
    11.00% due 10/01/15.............      3,799,000         3,912,970
  CCH II LLC/CCH II Capital Corp.
    Senior Notes
    10.25% due 09/15/10.............      1,350,000         1,398,937
  CCH II LLC/CCH II Capital Corp.
    Company Guar.
    10.25% due 10/01/13.............      5,837,000         6,245,590
  Charter Communications Holdings II
    LLC
    Senior Notes
    10.25% due 09/15/10.............      1,000,000         1,038,750
  CSC Holdings, Inc.
    Senior Notes
    7.63% due 04/01/11..............        925,000           952,750
  Insight Communications Co., Inc.
    Senior Disc. Notes
    12.25% due 02/15/11(3)..........      1,600,000         1,670,000
                                                         ------------
                                                           15,844,422
                                                         ------------
CASINO HOTELS -- 2.5%
  Eldorado Casino Corp. (Shreveport)
    Sec. Bonds
    10.00% due 08/01/12(6)..........      2,046,934         1,985,526
  Eldorado Resorts LLC
    Senior Notes
    9.00% due 04/15/14(6)(7)........      3,250,000         3,250,000
  Riviera Holdings Corp.
    Company Guar. Notes
    11.00% due 06/15/10.............      1,000,000         1,055,000
  Station Casinos, Inc.
    Senior Sub. Notes
    6.88% due 03/01/16..............      2,100,000         1,921,500
  Turning Stone Resort Casino
    Enterprise
    Senior Notes
    9.13% due 12/15/10*.............        500,000           510,000
  Turning Stone Resort Casino
    Enterprise
    Senior Notes
    9.13% due 09/15/14*.............        475,000           488,656
                                                         ------------
                                                            9,210,682
                                                         ------------
CELLULAR TELECOM -- 1.9%
  American Cellular Corp.
    Senior Notes
    10.00% due 08/01/11.............      1,925,000         2,040,500
  Centennial Communications Corp.
    Senior Notes
    10.00% due 01/01/13.............        215,000           230,588
  Centennial Communications Corp.
    Company Guar. Notes
    10.13% due 06/15/13.............      1,650,000         1,779,937

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CELLULAR TELECOM (CONTINUED)
  Centennial Communications Corp.
    Senior Notes
    11.12% due 01/01/13(2)..........    $   975,000      $  1,031,062
  Rural Cellular Corp.
    Senior Sub. Notes
    9.75% due 01/15/10..............        825,000           847,688
  Rural Cellular Corp.
    Senior Sub. Notes
    11.12% due 11/01/12(2)..........        900,000           940,500
                                                         ------------
                                                            6,870,275
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.1%
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Senior Notes
    10.63% due 05/01/11.............        450,000           477,000
                                                         ------------
CHEMICALS-SPECIALTY -- 0.8%
  Nalco Co.
    Senior Notes
    7.75% due 11/15/11..............        425,000           433,500
  Nalco Co.
    Senior Sub. Notes
    8.88% due 11/15/13..............        625,000           663,282
  Rockwood Specialties Group, Inc.
    Sub. Notes
    7.50% due 11/15/14..............        800,000           808,000
  Rockwood Specialties Group, Inc.
    Senior Sub. Notes
    10.63% due 05/15/11.............        383,000           407,416
  Tronox Worldwide LLC/Tronox
    Finance Corp.
    Company Guar. Notes
    9.50% due 12/01/12..............        625,000           662,500
                                                         ------------
                                                            2,974,698
                                                         ------------
COAL -- 0.3%
  Massey Energy Co.
    Senior Notes
    6.63% due 11/15/10..............      1,152,000         1,146,240
                                                         ------------
COMMERCIAL SERVICES -- 0.2%
  DI Finance/DynCorp International
    Senior Sub. Notes
    9.50% due 02/15/13..............        832,000           873,600
                                                         ------------
COMPUTER SERVICES -- 0.5%
  Compucom Systems, Inc.
    Senior Notes
    12.00% due 11/01/14*............        750,000           776,250
  Sungard Data Systems, Inc. Company
    Guar. Notes
    9.13% due 08/15/13..............        900,000           947,250
                                                         ------------
                                                            1,723,500
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
  Activant Solutions, Inc.
    Senior Sub. Notes
    9.50% due 05/01/16*.............        625,000           606,250
                                                         ------------
CONSULTING SERVICES -- 0.1%
  FTI Consulting, Inc.
    Company Guar. Notes
    7.63% due 06/15/13..............        425,000           435,094
                                                         ------------

---------------------
    42

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CONSUMER PRODUCTS-MISC. -- 0.4%
  American Achievement Corp. Senior
    Sub. Notes
    8.25% due 04/01/12..............    $   341,000      $    347,394
  Jostens Holding Corp.
    Senior Disc. Notes
    10.25% due 12/01/13(3)..........      1,050,000           950,250
  Visant Holding Corp.
    Senior Notes
    8.75% due 12/01/13..............        275,000           288,750
                                                         ------------
                                                            1,586,394
                                                         ------------
CONTAINERS-METAL/GLASS -- 1.1%
  Crown Cork & Seal Co., Inc.
    Debentures
    7.38% due 12/15/26..............        450,000           423,000
  Crown Cork & Seal Co., Inc.
    Debentures
    8.00% due 04/15/23..............      2,065,000         2,023,700
  Owens Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.88% due 02/15/09..............      1,077,000         1,101,232
  Owens-Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.25% due 05/15/13..............        650,000           677,625
                                                         ------------
                                                            4,225,557
                                                         ------------
CONTAINERS-PAPER/PLASTIC -- 0.6%
  Pliant Corp.
    Secured Notes
    11.13% due 09/01/09.............      2,106,000         2,095,470
                                                         ------------
DIAGNOSTIC KITS -- 0.4%
  Inverness Medical Innovations,
    Inc.
    Senior Sub. Notes
    8.75% due 02/15/12..............      1,356,000         1,427,190
                                                         ------------
DIRECT MARKETING -- 0.3%
  Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12..............      1,150,000         1,152,875
                                                         ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 0.2%
  Indalex Holding Corp.
    Sec. Notes
    11.50% due 02/01/14*............        700,000           744,625
                                                         ------------
ELECTRIC-GENERATION -- 0.9%
  Edison Mission Energy
    Senior Notes
    7.50% due 06/15/13..............        900,000           933,750
  Edison Mission Energy
    Senior Notes
    7.75% due 06/15/16..............        375,000           396,563
  Reliant Energy Mid-Atlantic Power
    Holdings, LLC
    Pass Through Certs.
    Series B
    9.24% due 07/02/17..............        386,327           432,686
  The AES Corp.
    Sec. Notes
    8.75% due 05/15/13*.............      1,400,000         1,492,750
                                                         ------------
                                                            3,255,749
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
ELECTRIC-INTEGRATED -- 0.7%
  Mirant Americas Generation LLC
    Senior Notes
    8.30% due 05/01/11..............    $ 1,600,000      $  1,632,000
  Mirant Americas Generation LLC
    Senior Notes
    8.50% due 10/01/21..............        875,000           888,125
  Southern Energy, Inc.
    Senior Notes
    7.90% due 07/15/09+(6)(7)(11)...      4,750,000                 0
                                                         ------------
                                                            2,520,125
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.1%
  Sanmina-SCI Corp.
    Company Guar. Notes
    6.75% due 03/01/13..............        350,000           316,750
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
  Advanced Micro Devices, Inc.
    Senior Notes
    7.75% due 11/01/12..............        815,000           833,337
  Amkor Technology, Inc.
    Senior Notes
    9.25% due 06/01/16..............        775,000           775,969
  Freescale Semiconductor, Inc.
    Senior Notes
    9.13% due 06/15/07*(4)..........        800,000           795,000
  Freescale Semiconductor, Inc.
    Senior Notes
    9.24% due 12/15/14*(2)..........        200,000           199,000
  Freescale Semiconductor, Inc.
    Senior Sub. Notes
    10.13% due 12/15/16*............      1,550,000         1,542,250
  Spansion, Inc.
    Senior Notes
    11.25% due 01/15/16*............        350,000           368,375
                                                         ------------
                                                            4,513,931
                                                         ------------
ELECTRONICS-MILITARY -- 0.7%
  L-3 Communications Corp.
    Company Guar.
    Senior Sec. Notes
    6.13% due 07/15/13..............      2,500,000         2,412,500
                                                         ------------
ENERGY-ALTERNATE SOURCES -- 0.2%
  VeraSun Energy Corp.
    Secured Notes
    9.88% due 12/15/12..............        750,000           783,750
                                                         ------------
FINANCE-AUTO LOANS -- 7.3%
  Ford Motor Credit Co.
    Notes
    7.38% due 10/28/09..............     13,600,000        13,686,170
  General Motors Acceptance Corp.
    Notes
    6.75% due 12/01/14..............      3,310,000         3,358,362
  General Motors Acceptance Corp.
    Notes
    6.88% due 09/15/11..............      2,250,000         2,283,451
  General Motors Acceptance Corp.
    Notes
    6.88% due 08/28/12..............      1,102,000         1,119,951

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
  General Motors Acceptance Corp.
    Notes
    7.57% due 12/01/14(2)...........    $ 2,475,000      $  2,601,908
  General Motors Acceptance Corp.
    Bonds
    8.00% due 11/01/31..............      3,200,000         3,601,949
                                                         ------------
                                                           26,651,791
                                                         ------------
FOOD-MISC. -- 0.2%
  Wornick Co.
    Sec. Notes
    10.88% due 07/15/11.............        875,000           789,688
                                                         ------------
FUNERAL SERVICES & RELATED
  ITEMS -- 1.0%
  Service Corp. International
    Senior Notes
    6.75% due 04/01/16..............        375,000           366,562
  Service Corp. International
    Senior Notes
    7.00% due 06/15/17..............      1,700,000         1,683,000
  Service Corp. International
    Senior Notes
    7.38% due 10/01/14..............        378,000           389,340
  Service Corp. International
    Senior Notes
    7.63% due 10/01/18..............        378,000           396,900
  Stewart Enterprises, Inc.
    Senior Notes
    6.25% due 02/15/13..............        925,000           888,000
                                                         ------------
                                                            3,723,802
                                                         ------------
GAMBLING (NON-HOTEL) -- 0.7%
  Greektown Holdings LLC
    Senior Notes
    10.75% due 12/01/13*............      1,300,000         1,391,000
  Waterford Gaming LLC
    Senior Notes
    8.63% due 09/15/12*.............      1,185,000         1,256,100
                                                         ------------
                                                            2,647,100
                                                         ------------
GAS-DISTRIBUTION -- 0.3%
  Colorado Interstate Gas Co.
    Senior Debentures
    6.85% due 06/15/37..............      1,000,000         1,015,458
                                                         ------------
GOLF -- 0.3%
  True Temper Sports, Inc.
    Company Guar. Notes
    8.38% due 09/15/11..............      1,110,000           932,400
                                                         ------------
HOME FURNISHINGS -- 0.1%
  Simmons Co.
    Senior Discount Notes
    10.00% due 12/15/14.............        250,000           205,000
                                                         ------------
HOTEL/MOTEL -- 0.2%
  Gaylord Entertainment Co.
    Company Guar. Notes
    6.75% due 11/15/14..............        900,000           874,125
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
INDEPENDENT POWER PRODUCERS -- 3.8%
  Calpine Corp.
    Secured Notes
    8.75% due 07/15/13*(5)..........    $ 8,625,000      $  8,970,000
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16..............      3,575,000         3,579,469
  Orion Power Holdings, Inc.
    Senior Notes
    12.00% due 05/01/10.............        200,000           229,500
  Reliant Energy, Inc.
    Sec. Notes
    9.50% due 07/15/13..............      1,146,000         1,229,085
                                                         ------------
                                                           14,008,054
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.1%
  Fisher Scientific International,
    Inc.
    Senior Sub. Notes
    6.75% due 08/15/14..............        500,000           511,842
                                                         ------------
INSURANCE-LIFE/HEALTH -- 0.1%
  Presidential Life Corp.
    Senior Notes
    7.88% due 02/15/09..............        325,000           314,438
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 0.3%
  Crum & Forster Holdings Corp.
    Senior Notes
    10.38% due 06/15/13.............        950,000         1,026,000
                                                         ------------
MACHINERY-FARMING -- 0.2%
  Case Corp.
    Notes
    7.25% due 01/15/16..............        500,000           511,875
  Case New Holland, Inc.
    Senior Notes
    6.00% due 06/01/09..............        350,000           350,000
                                                         ------------
                                                              861,875
                                                         ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.1%
  Stewart & Stevenson LLC/Stewart &
    Stevenson Corp.
    Senior Notes
    10.00% due 07/15/14*............        300,000           312,000
                                                         ------------
MEDICAL INFORMATION SYSTEMS -- 0.3%
  Spheris, Inc.
    Senior Sub. Notes
    11.00% due 12/15/12.............      1,025,000           981,438
                                                         ------------
MEDICAL PRODUCTS -- 0.9%
  CDRV Investors, Inc.
    Senior Disc. Notes
    9.63% due 01/01/15(3)...........      1,025,000           817,438
  Encore Medical Finance LLC/Encore
    Medical Finance Corp.
    Senior Sub. Notes
    11.75% due 11/15/14*............      1,125,000         1,119,375
  Universal Hospital Services, Inc.
    Senior Notes
    10.13% due 11/01/11.............      1,175,000         1,248,437
                                                         ------------
                                                            3,185,250
                                                         ------------

---------------------
    44

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MEDICAL-BIOMEDICAL/GENE -- 0.2%
  Bio-Rad Laboratories, Inc.
    Senior Sub. Notes
    6.13% due 12/15/14..............    $   550,000      $    536,250
  Nektar Therapeutics
    Sub. Notes
    3.25% due 09/28/12..............        250,000           237,813
                                                         ------------
                                                              774,063
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.2%
  Mylan Labs, Inc.
    Company Guar. Notes
    6.38% due 08/15/15..............        725,000           705,063
                                                         ------------
MEDICAL-HMO -- 0.5%
  Multiplan, Inc.
    Senior Sub. Notes
    10.38% due 04/15/16*............      1,750,000         1,758,750
                                                         ------------
MEDICAL-HOSPITALS -- 3.3%
  Community Health Systems, Inc.
    Senior Sec. Notes
    6.50% due 12/15/12..............      1,228,000         1,218,790
  HCA, Inc.
    Senior Notes
    6.25% due 02/15/13..............        800,000           707,000
  HCA, Inc.
    Senior Notes
    6.95% due 05/01/12..............      1,028,000           975,315
  HCA, Inc.
    Sec. Notes.
    9.13% due 11/15/14*.............      1,625,000         1,728,594
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*.............      6,550,000         6,959,375
  HCA, Inc.
    Sec. Notes.
    9.63% due 11/15/16*.............        450,000           483,187
                                                         ------------
                                                           12,072,261
                                                         ------------
MEDICAL-NURSING HOMES -- 0.2%
  Genesis HealthCare Corp.
    Senior Sub. Debentures
    2.50% due 03/15/25*.............         25,000            31,688
  Genesis HealthCare Corp.
    Senior Notes
    8.00% due 10/15/13..............        500,000           531,250
                                                         ------------
                                                              562,938
                                                         ------------
METAL PROCESSORS &
  FABRICATION -- 0.2%
  Metals USA, Inc.
    Secured Notes
    11.13% due 12/01/15.............        650,000           717,438
                                                         ------------
MULTIMEDIA -- 0.2%
  Haights Cross Operating Co.
    Company Guar.
    Senior Notes
    11.75% due 08/15/11.............        875,000           904,531
                                                         ------------
NON-FERROUS METALS -- 0.0%
  Renco Metals, Inc.
    Bonds
    11.50% due
    07/01/03+(5)(6)(7)(9)...........        600,000                 0
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
  Allied Waste North America, Inc.
    Senior Notes
    8.50% due 12/01/08..............    $ 1,025,000      $  1,068,563
                                                         ------------
OIL & GAS DRILLING -- 0.1%
  Pride International, Inc.
    Senior Notes
    7.38% due 07/15/14..............        425,000           431,375
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.1%
  Belden & Blake Corp.
    Company Guar. Sec. Notes
    8.75% due 07/15/12..............        475,000           484,500
  Brigham Exploration Co.
    Company Guar. Notes
    9.63% due 05/01/14..............        925,000           918,063
  Chaparral Energy, Inc.
    Company Guar. Notes
    8.50% due 12/01/15..............      1,975,000         1,950,312
  Chaparral Energy, Inc.
    Senior Notes
    8.88% due 02/01/17*.............        275,000           274,313
  Chesapeake Energy Corp.
    Senior Notes
    6.63% due 01/15/16..............        800,000           778,000
  El Paso Production Holding Co.
    Company Guar. Notes
    7.75% due 06/01/13..............      3,300,000         3,415,500
  Encore Acquisition Co.
    Senior Sub. Notes
    6.00% due 07/15/15..............        625,000           562,500
  Encore Acquisition Co.
    Senior Sub. Notes
    6.25% due 04/15/14..............        375,000           347,813
  Exco Resources, Inc.
    Company Guar. Notes
    7.25% due 01/15/11..............        650,000           659,750
  Hilcorp Energy I LP
    Senior Notes
    7.75% due 11/01/15*.............      1,575,000         1,555,312
  Hilcorp Energy I LP
    Senior Notes
    10.50% due 09/01/10*............        869,000           930,916
  Quicksilver Resources, Inc.
    Company Guar. Notes
    7.13% due 04/01/16..............        600,000           583,500
  Sabine Pass LNG LP
    Sec. Notes.
    7.25% due 11/30/13*.............        400,000           392,500
  Sabine Pass LNG LP
    Sec. Notes.
    7.50% due 11/30/16*.............      1,575,000         1,547,437
  Transmeridian Exploration, Inc.
    Company Guar. Notes
    12.00% due 12/15/10.............        650,000           625,625
                                                         ------------
                                                           15,026,041
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
OIL-FIELD SERVICES -- 0.3%
  Allis-Chalmers Energy, Inc.
    Company Guar. Notes
    9.00% due 01/15/14..............    $   500,000      $    507,500
  Oslo Seismic Services, Inc.
    1st Mtg. Bonds
    8.28% due 06/01/11..............        756,889           770,661
                                                         ------------
                                                            1,278,161
                                                         ------------
PAPER & RELATED PRODUCTS -- 1.4%
  Bowater, Inc.
    Notes
    6.50% due 06/15/13..............      2,900,000         2,711,500
  Caraustar Industries, Inc.
    Notes
    7.38% due 06/01/09..............      1,300,000         1,267,500
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.00% due 01/15/15*.............        450,000           447,750
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.13% due 01/15/17*.............        650,000           646,750
                                                         ------------
                                                            5,073,500
                                                         ------------
PIPELINES -- 4.6%
  Atlas Pipeline Partners LP
    Company Guar. Notes
    8.13% due 12/15/15..............        975,000         1,004,250
  Copano Energy LLC
    Senior Notes
    8.13% due 03/01/16..............        550,000           566,500
  Dynegy Holdings, Inc.
    Senior Notes
    8.75% due 02/15/12..............      1,425,000         1,510,500
  Dynegy-Roseton Danskammer
    Company Guar. Pass Through
    Certs.
    7.67% due 11/08/16..............      1,175,000         1,241,094
  El Paso Natural Gas Co.
    Senior Notes
    7.63% due 08/01/10..............        300,000           312,000
  El Paso Natural Gas Co.
    Debentures
    8.63% due 01/15/22..............      1,650,000         1,951,226
  MarkWest Energy Partners LP/
    MarkWest Energy Finance Corp.
    Senior Notes
    8.50% due 07/15/16*.............      1,075,000         1,109,937
  NGC Corp Capital Trust
    Guar. Bonds
    8.32% due 06/01/27..............      2,950,000         2,802,500
  Pacific Energy Partners LP
    Senior Notes
    7.13% due 06/15/14..............      1,457,000         1,505,973
  Pacific Energy Partners LP/Pacific
    Energy Finance Corp.
    Company Guar. Notes
    6.25% due 09/15/15..............        393,000           393,226
  Tennessee Gas Pipeline Co.
    Debentures
    7.00% due 10/15/28..............      1,400,000         1,451,570

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
PIPELINES (CONTINUED)
  The Williams Cos., Inc.
    Notes
    7.88% due 09/01/21..............    $ 1,725,000      $  1,854,375
  Transcontinental Gas Pipe Line
    Corp.
    Notes
    7.00% due 08/15/11..............        475,000           494,000
  Transcontinental Gas Pipe Line
    Corp.
    Senior Notes
    8.88% due 07/15/12..............        775,000           873,812
                                                         ------------
                                                           17,070,963
                                                         ------------
POULTRY -- 0.1%
  Pilgrim's Pride Corp.
    Senior Notes
    7.63% due 05/01/15..............        225,000           222,750
  Pilgrim's Pride Corp.
    Senior Sub. Notes
    8.38% due 05/01/17..............        200,000           197,000
                                                         ------------
                                                              419,750
                                                         ------------
PRIVATE CORRECTIONS -- 0.2%
  Corrections Corp. of America
    Company Guar. Notes
    6.25% due 03/15/13..............        775,000           763,375
                                                         ------------
PUBLISHING-NEWSPAPERS -- 0.2%
  Medianews Group, Inc.
    Senior Sub. Notes
    6.88% due 10/01/13..............        630,000           573,300
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS --1.2%
  National Health Investors, Inc.
    Notes
    7.30% due 07/16/07..............      1,275,000         1,273,189
  Omega Healthcare Investors, Inc.
    Senior Notes
    7.00% due 04/01/14..............        625,000           625,000
  Senior Housing Properties Trust
    Senior Notes
    8.63% due 01/15/12..............      1,175,000         1,274,875
  Trustreet Properties, Inc.
    Senior Notes
    7.50% due 04/01/15..............      1,175,000         1,269,000
                                                         ------------
                                                            4,442,064
                                                         ------------
RECYCLING -- 0.7%
  Aleris International, Inc.
    Senior Notes
    9.00% due 12/15/14*.............      1,100,000         1,141,250
  Aleris International, Inc.
    Senior Sub. Notes
    10.00% due 12/15/16*............      1,450,000         1,502,563
                                                         ------------
                                                            2,643,813
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.8%
  Avis Budget Car Rental LLC
    Senior Notes
    7.63% due 05/15/14*.............        300,000           297,750
  Avis Budget Car Rental LLC
    Senior Notes
    7.87% due 05/15/14*(2)..........        425,000           421,813

---------------------
    46

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
RENTAL AUTO/EQUIPMENT (CONTINUED)
  H&E Equipment Services, Inc.
    Company Guar. Notes
    8.38% due 07/15/16..............    $ 1,025,000      $  1,083,937
  United Rentals North America, Inc.
    Senior Sub. Notes
    7.75% due 11/15/13..............      1,200,000         1,209,000
                                                         ------------
                                                            3,012,500
                                                         ------------
RESEARCH & DEVELOPMENT -- 0.2%
  Alion Science and Technology Corp.
    Senior Notes
    10.25% due 02/01/15*............        750,000           755,625
                                                         ------------
RETAIL-DRUG STORE -- 0.9%
  General Nutrition Centers, Inc.
    Senior Sub. Notes
    8.50% due 12/01/10..............      2,216,000         2,299,100
  General Nutrition Centers, Inc.
    Company Guar. Notes
    8.63% due 01/15/11..............        275,000           290,125
  Rite Aid Corp.
    Sec. Notes
    8.13% due 05/01/10..............        575,000           587,937
                                                         ------------
                                                            3,177,162
                                                         ------------
RETAIL-MAJOR DEPARTMENT
  STORES -- 0.2%
  Saks, Inc.
    Company Guar. Notes
    9.88% due 10/01/11..............        725,000           809,281
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.4%
  Ferrellgas LP
    Senior Notes
    6.75% due 05/01/14..............      1,350,000         1,299,375
                                                         ------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.2%
  Neiman-Marcus Group, Inc.
    Company Guar. Notes
    9.00% due 07/15/06(4)...........        750,000           821,250
                                                         ------------
RETAIL-RESTAURANTS -- 0.4%
  Dave & Buster's, Inc.
    Company Guar. Notes
    11.25% due 03/15/14.............        400,000           411,000
  NPC International, Inc.
    Company Guar. Notes
    9.50% due 05/01/14..............      1,200,000         1,236,000
                                                         ------------
                                                            1,647,000
                                                         ------------
RUBBER/PLASTIC PRODUCTS -- 0.0%
  Venture Holdings Co. LLC
    Company Guar. Notes
    11.00% due 06/01/07+(1)(6)(12)..        750,000             3,000
                                                         ------------
SEISMIC DATA COLLECTION -- 0.5%
  Seitel, Inc.
    Senior Notes
    11.75% due 07/15/11.............      1,450,000         1,812,500
                                                         ------------
SOAP & CLEANING PREPARATION -- 0.0%
  Johnsondiversey Holdings, Inc.
    Senior Disc. Notes
    10.67% due 05/15/13(3)..........        125,000           125,625
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
SPECIAL PURPOSE ENTITIES -- 3.1%
  AAC Group Holding Corp.
    Senior Disc. Notes
    10.25% due 10/01/12(3)..........    $ 1,050,000      $    929,250
  AMR HoldCo, Inc./EmCare HoldCo,
    Inc.
    Senior Sub. Notes
    10.00% due 02/15/15.............        600,000           655,500
  Bluewater Finance, Ltd.
    Company Guar. Notes
    10.25% due 02/15/12.............      1,225,000         1,283,187
  CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*.............      1,100,000         1,093,125
  Chukchansi Economic Development
    Authority
    Senior Notes
    8.88% due 11/15/12*(2)..........        650,000           667,062
  Consolidated Communications
    Illinois/Texas Holdings, Inc.
    Senior Notes
    9.75% due 04/01/12..............      1,056,000         1,122,000
  GNC Parent Corp.
    Notes
    12.14% due 12/01/11*(2).........        375,000           382,500
  Hellas Telecommunications
    Luxembourg II
    Sub. Notes
    11.12% due 01/15/15*(2).........        800,000           818,000
  Jostens IH Corp.
    Company Guar. Notes
    7.63% due 10/01/12..............        575,000           586,500
  MedCath Holdings Corp.
    Senior Notes
    9.88% due 07/15/12..............        664,000           713,800
  MXEnergy Holdings, Inc.
    Senior Notes
    13.02% due 08/01/11*(2).........      1,325,000         1,245,500
  PCA LLC/PCA Finance Corp.
    Senior Notes
    11.88% due 08/01/09+(1)(6)......      1,725,000           319,125
  Snoqualmie Entertainment Authority
    Notes
    9.13% due 02/01/15*.............        900,000           911,250
  Snoqualmie Entertainment Authority
    Senior Notes
    9.15% due 02/01/14*(2)..........        150,000           150,938
  Southern Star Central Corp.
    Senior Notes
    6.75% due 03/01/16..............        500,000           496,250
                                                         ------------
                                                           11,373,987
                                                         ------------
SPECIFIED PURPOSE
  ACQUISITIONS -- 0.3%
  ESI Tractebel Acquisition Corp.
    Company Guar. Bonds
    Series B
    7.99% due 12/30/11..............        953,000           975,044
                                                         ------------
STEEL-PRODUCER -- 0.2%
  Chaparral Steel Co.
    Company Guar. Notes
    10.00% due 07/15/13.............        825,000           919,875
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
STEEL-SPECIALTY -- 0.2%
  Allegheny Technologies, Inc.
    Notes
    8.38% due 12/15/11..............    $   675,000      $    717,188
  Tube City IMS Corp.
    Senior Sub. Notes
    9.75% due 02/01/15*.............        200,000           205,000
                                                         ------------
                                                              922,188
                                                         ------------
STORAGE/WAREHOUSING -- 0.3%
  Mobile Mini, Inc.
    Senior Notes
    9.50% due 07/01/13..............        487,000           520,481
  Mobile Services Group, Inc.
    Senior Notes
    9.75% due 08/01/14*.............        500,000           526,250
                                                         ------------
                                                            1,046,731
                                                         ------------
TELECOM SERVICES -- 1.5%
  Cincinnati Bell Telephone Co.
    Company Guar. Notes
    Series MTN
    7.18% due 12/15/23..............        450,000           451,687
  Cincinnati Bell Telephone Co.
    Company Guar. Notes
    Series MTN
    7.20% due 11/29/23..............      1,850,000         1,794,500
  Mastec, Inc.
    Senior Notes
    7.63% due 02/01/17*.............        400,000           402,000
  Qwest Corp.
    Senior Notes
    7.50% due 10/01/14..............      2,600,000         2,759,250
                                                         ------------
                                                            5,407,437
                                                         ------------
TELEPHONE-INTEGRATED -- 1.1%
  Cincinnati Bell, Inc.
    Senior Notes
    7.25% due 06/15/23..............        275,000           268,469
  Citizens Communications Co.
    Senior Notes
    9.00% due 08/15/31..............        363,000           391,133
  LCI International, Inc.
    Senior Notes
    7.25% due 06/15/07..............      1,700,000         1,704,250
  Windstream Corp.
    Company Guar. Notes
    8.63% due 08/01/16..............      1,450,000         1,582,312
                                                         ------------
                                                            3,946,164
                                                         ------------
TELEVISION -- 1.9%
  Allbritton Communications Co.
    Senior Sub. Notes
    7.75% due 12/15/12..............      1,525,000         1,551,687
  Ion Media Networks, Inc.
    Secured Sr. Notes
    11.61% due 01/15/13*(2).........      2,000,000         2,080,000
  LIN Television Corp.
    Senior Sub. Notes
    6.50% due 05/15/13..............      1,670,000         1,611,550

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
TELEVISION (CONTINUED)
  Young Broadcasting, Inc.
    Senior Sub. Notes
    8.75% due 01/15/14..............    $   850,000      $    773,500
  Young Broadcasting, Inc.
    Company Guar. Notes
    10.00% due 03/01/11.............        850,000           837,250
                                                         ------------
                                                            6,853,987
                                                         ------------
TEXTILE-PRODUCTS -- 0.2%
  Collins & Aikman Floorcoverings,
    Inc.
    Company Guar. Notes
    9.75% due 02/15/10..............        775,000           792,438
                                                         ------------
THEATERS -- 1.0%
  AMC Entertainment, Inc.
    Senior Sub. Notes
    8.00% due 03/01/14..............        900,000           903,375
  AMC Entertainment, Inc.
    Senior Sub. Notes
    9.88% due 02/01/12..............        675,000           709,594
  Cinemark, Inc.
    Senior Disc. Notes
    9.75% due 03/15/14(3)...........      2,175,000         1,919,437
                                                         ------------
                                                            3,532,406
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.2%
  Open Solutions, Inc.
    Senior Sub. Notes
    9.75% due 02/01/15*.............        725,000           739,500
                                                         ------------
TRANSPORT-AIR FREIGHT -- 3.0%
  Atlas Air, Inc.
    Pass Through Certs.
    Series 1991-1, Class B
    7.63% due 01/02/15..............      6,100,446         6,618,984
  Atlas Air, Inc.
    Pass Through Certs.
    Series 2000-1, Class A
    8.71% due 01/02/20..............      2,075,432         2,189,580
  Atlas Air, Inc.
    Pass Through Certs.
    Series 1991-1, Class C
    8.77% due 01/02/11..............        586,827           554,551
  Atlas Air, Inc.
    Pass Through Certs.
    Series 2000-1, Class B
    9.06% due 07/02/17..............      1,281,640         1,486,703
                                                         ------------
                                                           10,849,818
                                                         ------------
TRANSPORT-SERVICES -- 0.2%
  PHI, Inc.
    Company Guar. Notes
    7.13% due 04/15/13..............        925,000           884,531
                                                         ------------
TRAVEL SERVICES -- 0.1%
  Travelport, Inc.
    Senior Notes
    9.88% due 09/01/14*.............        200,000           209,000
  Travelport, Inc.
    Senior Notes
    9.99% due 09/01/14*(2)..........        200,000           204,250
                                                         ------------
                                                              413,250
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
    (cost $275,814,186).............                      289,055,423
                                                         ------------

---------------------
    48

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS &
  NOTES -- 10.9%
BUILDING & CONSTRUCTION-
  MISC. -- 0.2%
  North American Energy Partners,
    Inc.
    Senior Notes
    8.75% due 12/01/11..............    $   785,000      $    785,000
                                                         ------------
BUILDING PRODUCTS-DOORS &
  WINDOWS -- 0.0%
  Masonite International Corp.
    Senior Sub. Notes
    11.00% due 04/06/15*............        175,000           172,813
                                                         ------------
CELLULAR TELECOM -- 0.1%
  Rogers Wireless, Inc.
    Sec. Notes
    7.25% due 12/15/12..............        450,000           473,625
                                                         ------------
CHEMICALS-PLASTICS -- 0.2%
  Montell Finance Co. BV
    Company Guar. Notes
    8.10% due 03/15/27*.............        625,000           603,125
                                                         ------------
CHEMICALS-SPECIALTY -- 1.0%
  Rhodia SA
    Senior Notes
    8.88% due 06/01/11..............      3,366,000         3,534,300
                                                         ------------
COAL -- 0.2%
  Adaro Finance BV
    Company Guar. Notes
    8.50% due 12/08/10*.............        875,000           892,500
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.3%
  Seagate Technology HDD Holdings
    Company Guar. Notes
    6.80% due 10/01/16..............        950,000           947,625
                                                         ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 0.2%
  Bombardier, Inc.
    Senior Notes
    8.00% due 11/15/14*.............        600,000           619,500
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.8%
  Celestica, Inc.
    Senior Sub. Notes
    7.63% due 07/01/13..............        350,000           332,938
  NXP BV/NXP Funding LLC
    Sec. Notes
    7.88% due 10/15/14*.............        800,000           826,000
  NXP BV/NXP Funding LLC
    Senior Notes
    9.50% due 10/15/15*.............      1,050,000         1,085,437
  Solectron Global Finance, Ltd.
    Company Guar. Notes
    8.00% due 03/15/16..............        650,000           650,000
                                                         ------------
                                                            2,894,375
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
  Avago Technologies Finance, Ltd.
    Senior Notes
    10.13% due 12/01/13*............    $ 1,000,000      $  1,060,000
  STATS ChipPAC, Ltd.
    Company Guar. Notes
    6.75% due 11/15/11..............        400,000           396,000
                                                         ------------
                                                            1,456,000
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.2%
  JBS SA
    Company Guar. Notes
    10.50% due 08/04/16*............        800,000           866,000
                                                         ------------
HOUSEWARES -- 0.8%
  Vitro SA de CV
    Senior Notes
    9.13% due 02/01/17*.............      2,825,000         2,853,250
                                                         ------------
INDEPENDENT POWER PRODUCER -- 0.0%
  AES Drax Energy, Ltd.
    Series B
    Sec. Notes
    11.50% due 08/30/10+(1)(6)......      4,590,000               459
                                                         ------------
INSURANCE-MULTI-LINE -- 0.0%
  Fairfax Financial Holdings, Ltd.
    Notes
    7.38% due 04/15/18..............        150,000           139,875
                                                         ------------
MEDICAL-DRUGS -- 1.1%
  Angiotech Pharmaceuticals, Inc.
    Senior Sub. Notes
    7.75% due 04/01/14..............        875,000           805,000
  Angiotech Pharmaceuticals, Inc.
    Senior Notes
    9.10% due 12/01/13*(2)..........      1,025,000         1,050,625
  Elan Finance PLC
    Company Guar. Bonds
    7.75% due 11/15/11..............      1,325,000         1,272,000
  Elan Finance PLC/Elan Finance
    Corp.
    Senior Notes
    8.88% due 12/01/13*.............        975,000           965,250
                                                         ------------
                                                            4,092,875
                                                         ------------
METAL PROCESSORS &
  FABRICATION -- 0.0%
  International Utility Structures,
    Inc.
    Senior Sub. Notes
    10.75% due
    02/01/08+(1)(6)(7)(10)..........      3,329,000            66,580
                                                         ------------
MUSIC -- 0.2%
  Corporacion Interamericana de
    Entetenimiento SA de CV
    Senior Notes
    8.88% due 06/14/15*.............        620,000           621,240
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES
  (CONTINUED)
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
  Compton Petroleum Finance Corp.
    Company Guar. Notes
    7.63% due 12/01/13..............    $   900,000      $    859,500
  OPTI Canada, Inc.
    Company Guar. Notes
    8.25% due 12/15/14*.............      1,350,000         1,410,750
  Paramount Resources, Ltd.
    Senior Notes
    8.50% due 01/31/13..............      1,375,000         1,352,656
                                                         ------------
                                                            3,622,906
                                                         ------------
PAPER & RELATED PRODUCTS -- 0.4%
  Abitibi-Consolidated, Inc.
    Notes
    8.55% due 08/01/10..............      1,050,000         1,072,312
  Abitibi-Consolidated, Inc.
    Debentures
    8.85% due 08/01/30..............        225,000           204,750
                                                         ------------
                                                            1,277,062
                                                         ------------
PRINTING-COMMERCIAL -- 0.2%
  Quebecor World Capital Corp.
    Senior Notes
    8.75% due 03/15/16*.............        900,000           904,500
                                                         ------------
RETAIL-DRUG STORE -- 0.3%
  Jean Coutu Group (PJC), Inc.
    Senior Sub. Notes
    8.50% due 08/01/14..............      1,150,000         1,196,000
                                                         ------------
SATELLITE TELECOM -- 1.6%
  Intelsat Bermuda, Ltd.
    Senior Notes
    8.87% due 01/15/15*(2)..........        650,000           661,375
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    9.25% due 06/15/16*.............      1,400,000         1,536,500
  Intelsat Bermuda, Ltd.
    Senior Notes
    11.25% due 06/15/16*............      2,075,000         2,344,750
  Intelsat Intermediate Holding Co.,
    Ltd.
    Company Guar. Notes
    9.25% due 02/01/15(3)...........      1,500,000         1,215,000
                                                         ------------
                                                            5,757,625
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
  MagnaChip Semiconductor SA
    Sec. Notes
    6.88% due 12/15/11..............        500,000           408,750
                                                         ------------
SPECIFIED PURPOSE
  ACQUISITIONS -- 0.3%
  Nell AF SCA
    Company Guar. Bonds
    8.38% due 08/15/15*.............      1,000,000         1,032,500
                                                         ------------
STEEL-SPECIALTY -- 0.0%
  CSN Islands IX Corp.
    Company Guar. Notes
    10.00% due 01/15/15*............         25,000            29,713
  CSN Islands VIII Corp.
    Company Guar. Notes
    9.75% due 12/16/13*.............        100,000           114,750
                                                         ------------
                                                              144,463
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
TELECOM SERVICES -- 0.8%
  Telenet Group Holdings NV
    Disc. Notes
    11.50% due 06/15/14*(3).........    $ 3,157,000      $  2,857,085
                                                         ------------
TRANSPORT-MARINE -- 0.4%
  Navios Maritime Holdings, Inc.
    Senior Notes
    9.50% due 12/15/14*.............        700,000           714,875
  Ultrapetrol Bahamas, Ltd.
    1st Mtg. Bonds
    9.00% due 11/24/14..............        725,000           715,937
                                                         ------------
                                                            1,430,812
                                                         ------------
TRANSPORT-RAIL -- 0.1%
  Grupo Transportacion Ferroviaria
    Mexicana SA de CV
    Senior Notes
    9.38% due 05/01/12..............        350,000           373,625
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $43,432,263)................                       40,024,470
                                                         ------------
LOAN AGREEMENTS -- 1.1%
BEVERAGES-NON-ALCOHOLIC -- 0.1%
  Le-Natures, Inc.
    9.36% due 03/01/11(1)(5)........      1,200,000           581,400
                                                         ------------
HOUSEWARES -- 0.3%
  Vitro Envases Norteamerica SA
    Sec. Notes
    11.65% due 02/26/10(6)(11)......        966,667           996,875
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
  Exco Resources, Inc.
    7.25% due 01/15/11(6)(11) ......      2,500,000         2,532,033
                                                         ------------
TOTAL LOAN AGREEMENTS
  (cost $4,653,693).................                        4,110,308
                                                         ------------
COMMON STOCK -- 7.2%
CASINO SERVICES -- 0.1%
  Capital Gaming International,
    Inc.+(6)(7).....................            103                 0
  Shreveport Gaming Holdings,
    Inc.+(6)(7)(11).................         17,578           404,698
                                                         ------------
                                                              404,698
                                                         ------------
CELLULAR TELECOM -- 6.2%
  iPCS, Inc.+(6)(11)................        427,262        22,777,337
                                                         ------------
MEDICAL-OUTPATIENT/HOME
  MEDICAL -- 0.1%
  Critical Care Systems
    International, Inc.(6)(7)(11)...         70,165           491,155
                                                         ------------
OIL-FIELD SERVICES -- 0.8%
  Trico Marine Services, Inc.+......         86,477         2,813,097
                                                         ------------
TOTAL COMMON STOCK
  (cost $8,959,141).................                       26,486,287
                                                         ------------
PREFERRED STOCK -- 0.7%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
  Transmeridian Exploration, Inc.
    15.00%(7).......................          6,375           656,625
                                                         ------------
TELEVISION -- 0.5%
  ION Media Networks, Inc...........            249         1,879,950
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $2,853,317).................                        2,536,575
                                                         ------------

---------------------
    50

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
WARRANTS -- 0.0%+
DIVERSIFIED FINANCIAL
  SERVICES -- 0.0%
  Advanstar Holdings Corp.
    Expires 10/15/11 (strike price
    $0.01)*(6)(7)...................    $     1,000      $         10
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  Transmeridian Exploration, Inc.
    Expires 12/15/10 (strike price
    $4.31)(7).......................         44,885            33,663
                                                         ------------
TELECOM SERVICES -- 0.0%
  KMC Telecom Holdings, Inc.
    Expires 01/31/08 (strike price
    $0.01)(6)(7)....................          4,650                 0
  Leap Wireless International, Inc.
    Expires 04/15/10 (strike price
    $96.80)(6)(7)...................          3,500                 0
                                                         ------------
                                                                    0
                                                         ------------
TELEPHONE-INTEGRATED -- 0.0%
  GT Group Telecom, Inc.
    Expires 02/01/10 (strike price
    $0.00)*(6)(7)...................          2,400                24
                                                         ------------
TOTAL WARRANTS
  (cost $291,962)...................                           33,697
                                                         ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $337,129,562)...............                      363,461,760
                                                         ------------
TOTAL INVESTMENTS
  (cost $337,129,562)(8)............           99.1%      363,461,760
Other assets less liabilities.......            0.9         3,433,036
                                        -----------      ------------
NET ASSETS..........................          100.0%     $366,894,796
                                        ===========      ============

------------

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $77,930,248 representing 21.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+    Non-income producing security
(1)  Bond in default
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.
(3) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(4) Variable Rate Security -- The rate reflected is as of 01/31/07, maturity date reflects next reset date.
(5)  Company has filed Chapter 11 bankruptcy.
(6)  Illiquid.
(7)  Fair valued security: See Note 3
(8)  See Note 4 for Cost of Investments on a Tax Basis.
(9) Security is subject to litigation, the outcome of which is still to be determined. At the time of maturity, defaulted in both principal and interest.
(10) Company has filed bankruptcy in country of issuance.
(11) To the extent permitted by the Statement of Additional Information, the High Yield Bond Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2007, the High Yield Bond Portfolio held the following restricted securities:

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                  PRINCIPAL                                 MARKET
                                                    ACQUISITION    AMOUNT/     ACQUISITION     MARKET      VALUE PER    % OF NET
NAME                                                   DATE         SHARES        COST          VALUE        SHARE       ASSETS
----                                                -----------   ----------   -----------   -----------   ---------   ----------
Critical Care Systems International, Inc.
 Common Stock.....................................     6/20/06       70,165    $  583,324    $   491,155     $  7         0.13%
Exco Resources, Inc. 7.25% due 01/15/11
 Loan Agreement...................................     11/2/06    2,500,000     2,487,500      2,532,033      101         0.69
ICO North America, Inc.
 7.50% due 08/15/09...............................     8/11/05    1,125,000     1,125,000      1,215,000      108         0.33
IPCS, Inc.
 Common Stock.....................................     7/20/04      427,262     6,481,899     22,777,337       53         6.21
Shreveport Gaming Holdings, Inc.
 Common Stock.....................................     7/21/05        2,402        55,313
Shreveport Gaming Holdings, Inc.
 Common Stock.....................................     7/29/05       15,176       349,393
                                                                  ----------   ----------
                                                                     17,578       404,706        404,698       23         0.11
Southern Energy, Inc.
 7.90% due 07/15/09...............................     1/10/06    4,750,000             0              0        0         0.00
Vitro Envases Norteamerica SA 11.65% due 02/26/10
 Loan Agreement...................................     2/24/05      349,644       347,826
                                                       3/31/05      650,356       650,356
                                                                  ----------   ----------
                                                                  1,000,000    $  998,182        996,875      100         0.27
                                                                                             -----------                  ----
                                                                                             $28,417,098                  7.74%
                                                                                             ===========                  ====

(12) Company has filed Chapter 7 bankruptcy.
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    52

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Sovereign..................................................  37.4%
Oil Companies-Exploration & Production.....................  10.5
Repurchase Agreements......................................   3.1
Finance-Investment Banker/Broker...........................   2.9
Paper & Related Products...................................   2.5
Special Purpose Entities...................................   2.4
Banks-Commercial...........................................   2.3
Casino Hotels..............................................   2.0
Chemicals-Specialty........................................   1.7
Cable TV...................................................   1.6
Electric-Integrated........................................   1.5
Finance-Auto Loans.........................................   1.5
Diversified Manufactured Operations........................   1.4
Pipelines..................................................   1.4
Medical-Hospitals..........................................   1.3
Banks-Super Regional.......................................   1.1
Containers-Metal/Glass.....................................   1.1
Containers-Paper/Plastic...................................   1.1
Apparel Manufacturers......................................   1.0
Poultry....................................................   0.9
Auto/Truck Parts & Equipment-Original......................   0.8
Chemicals-Diversified......................................   0.8
Food-Meat Products.........................................   0.8
Retail-Automobile..........................................   0.8
Satellite Telecom..........................................   0.8
Telecom Services...........................................   0.8
Commercial Services........................................   0.6
Non-Hazardous Waste Disposal...............................   0.6
Real Estate Investment Trusts..............................   0.6
Telephone-Integrated.......................................   0.6
Coal.......................................................   0.5
Electric-Generation........................................   0.5
Gambling (Non-Hotel).......................................   0.5
Instruments-Scientific.....................................   0.5
Medical Products...........................................   0.5
Metal-Aluminum.............................................   0.5
Transport-Services.........................................   0.5
Building & Construction Products-Misc. ....................   0.4
Multimedia.................................................   0.4
Office Furnishings-Original................................   0.4
Retail-Petroleum Products..................................   0.4
Television.................................................   0.4
Wireless Equipment.........................................   0.4
Advanced Materials.........................................   0.3
Auto-Cars/Light Trucks.....................................   0.3
Cellular Telecom...........................................   0.3
Computer Services..........................................   0.3
Electronic Components-Semiconductors.......................   0.3
Food-Retail................................................   0.3
Oil-Field Services.........................................   0.3
Publishing-Periodicals.....................................   0.3
Retail-Bedding.............................................   0.3
Steel-Producers............................................   0.3
Tobacco....................................................   0.3
Advertising Agencies.......................................   0.2
Advertising Services.......................................   0.2
Agricultural Chemicals.....................................   0.2
Chemicals-Other............................................   0.2
Dialysis Centers...........................................   0.2
Finance-Mortgage Loan/Banker...............................   0.2
Food-Misc. ................................................   0.2
Independent Power Producers................................   0.2
Medical-Drugs..............................................   0.2
Medical-Outpatient/Home Medical............................   0.2
Miscellaneous Manufacturing................................   0.2
Pharmacy Services..........................................   0.2%
Retail-Apparel/Shoe........................................   0.2
Telecommunication Equipment................................   0.2
Theaters...................................................   0.2
Put Options-Purchased......................................   0.2
Building Products-Air & Heating............................   0.1
Distribution/Wholesale.....................................   0.1
Diversified Operations/Commercial Services.................   0.1
Machinery-Electrical.......................................   0.1
Seismic Data Collection....................................   0.1
Specified Purpose Acquisitions.............................   0.1
Wire & Cable Products......................................   0.1
                                                             ----
                                                             99.0%
                                                             ====
COUNTRY ALLOCATION*
United States..............................................  49.9%
Philippines................................................   6.5
Brazil.....................................................   5.5
Russia.....................................................   5.4
Mexico.....................................................   4.8
Luxembourg.................................................   3.6
Venezuela..................................................   3.4
Argentina..................................................   2.6
Turkey.....................................................   2.5
Netherlands................................................   2.2
Canada.....................................................   1.9
Colombia...................................................   1.7
Peru.......................................................   1.5
Panama.....................................................   1.4
Chile......................................................   0.9
Bermuda....................................................   0.7
Bulgaria...................................................   0.7
Cayman Islands.............................................   0.6
Ecuador....................................................   0.6
Trinidad and Tobago........................................   0.5
Qatar......................................................   0.4
France.....................................................   0.3
Germany....................................................   0.3
Tunisia....................................................   0.3
Denmark....................................................   0.2
Ivory Coast................................................   0.2
Nigeria....................................................   0.2
Ireland....................................................   0.1
United Kingdom.............................................   0.1
                                                             ----
                                                             99.0%
                                                             ====

CREDIT QUALITY#+
A........................................................     5.4%
BBB......................................................    16.8
BB.......................................................    38.4
B........................................................    28.5
CCC......................................................     5.8
Below C..................................................     0.6
Not Rated@...............................................     4.5
                                                           ------
                                                            100.0%
                                                           ======

------------

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 46.2%
ADVANCED MATERIALS -- 0.3%
  Hexcel Corp.
    Senior Sub. Notes
    6.75% due 02/01/15...............        285,000    $   278,587
                                                        -----------
ADVERTISING AGENCIES -- 0.2%
  Interpublic Group of Cos., Inc.
    Notes
    5.40% due 11/15/09...............         55,000         54,037
  Interpublic Group of Cos., Inc.
    Notes
    6.25% due 11/15/14...............        140,000        131,250
                                                        -----------
                                                            185,287
                                                        -----------
ADVERTISING SERVICES -- 0.2%
  Advanstar Communications, Inc.
    Sec. Notes
    10.75% due 08/15/10..............        150,000        161,250
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.0%
  TransDigm, Inc.
    Senior Sub. Notes
    7.75% due 07/15/14*..............         20,000         20,073
                                                        -----------
AGRICULTURAL CHEMICALS -- 0.2%
  Terra Capital, Inc.
    Senior Notes
    7.00% due 02/01/17*..............        140,000        137,900
                                                        -----------
APPAREL MANUFACTURERS -- 1.0%
  Levi Strauss & Co.
    Senior Notes
    10.11% due 04/01/12(1)...........        460,000        471,500
  Oxford Industries, Inc.
    Senior Notes
    8.88% due 06/01/11...............        150,000        155,250
  Phillips-Van Heusen
    Senior Notes
    7.25% due 02/15/11...............        250,000        255,000
                                                        -----------
                                                            881,750
                                                        -----------
AUTO-CARS/LIGHT TRUCKS -- 0.3%
  General Motors Corp.
    Senior Notes
    7.13% due 07/15/13...............        100,000         97,000
  General Motors Corp.
    Debentures
    8.38% due 07/15/33...............        135,000        127,069
                                                        -----------
                                                            224,069
                                                        -----------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.8%
  Arvinmeritor, Inc.
    Senior Notes
    8.75% due 03/01/12...............        355,000        362,100
  TRW Automotive, Inc.
    Senior Notes
    9.38% due 02/15/13...............        313,000        334,910
                                                        -----------
                                                            697,010
                                                        -----------
BANKS-SUPER REGIONAL -- 1.1%
  JPMorgan Chase Bank NA
    Structured Notes
    zero coupon due 08/15/08.........      1,230,000        931,848
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.4%
  Nortek, Inc.
    Senior Sub. Notes
    8.50% due 09/01/14...............        310,000    $   307,675
                                                        -----------
BUILDING PRODUCTS-AIR &
  HEATING -- 0.1%
  Goodman Global Holdings, Inc.
    Senior Notes
    8.33% due 06/15/12(1)............         54,000         54,675
                                                        -----------
CABLE TV -- 1.0%
  Cablevision Systems Corp.
    Senior Notes
    9.87% due 04/01/09(1)............        335,000        355,100
  CCH I LLC
    Sec. Notes
    11.00% due 10/01/15..............        116,000        119,770
  Echostar DBS Corp.
    Company Guar. Senior Notes
    6.38% due 10/01/11...............        360,000        356,850
  Echostar DBS Corp.
    Company Guar. Notes
    6.63% due 10/01/14...............         30,000         29,400
                                                        -----------
                                                            861,120
                                                        -----------
CASINO HOTELS -- 2.1%
  Las Vegas Sands Corp.
    Company Guar. Senior Notes
    6.38% due 02/15/15...............        325,000        316,063
  MGM Mirage, Inc.
    Company Guar. Senior Notes
    6.00% due 10/01/09...............        660,000        657,525
  Park Place Entertainment Corp.
    Senior Sub. Notes
    8.88% due 09/15/08...............        300,000        313,875
  Station Casinos, Inc.
    Senior Notes
    6.00% due 04/01/12...............        385,000        364,306
  Station Casinos, Inc.
    Senior Notes
    7.75% due 08/15/16...............        105,000        107,100
                                                        -----------
                                                          1,758,869
                                                        -----------
CELLULAR TELECOM -- 0.3%
  UbiquiTel Operating Co.
    Senior Notes
    9.88% due 03/01/11...............        225,000        241,903
                                                        -----------
CHEMICALS-DIVERSIFIED -- 0.8%
  Equistar Chemicals LP/Equistar Funding Corp.
    Company Guar. Notes
    10.13% due 09/01/08..............        225,000        238,500
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Senior Notes
    10.63% due 05/01/11..............        175,000        185,500
  Lyondell Chemical Co.
    Company Guar. Senior Notes
    10.50% due 06/01/13..............         95,000        104,856
  Westlake Chemical Corp.
    Company Guar. Sr. Notes
    6.63% due 01/15/16...............        175,000        171,500
                                                        -----------
                                                            700,356
                                                        -----------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CHEMICALS-OTHER -- 0.2%
  Innophos, Inc.
    Company Guar. Sr. Sub. Notes
    8.88% due 08/15/14...............        175,000    $   180,688
                                                        -----------
CHEMICALS-SPECIALTY -- 1.3%
  JohnsonDiversey, Inc.
    Senior Sub. Guar. Notes
    9.63% due 05/15/12...............        205,000        214,994
  JohnsonDiversey, Inc.
    Senior Sub. Notes
    9.63% due 05/15/12...............   EUR   95,000        130,009
  Millennium America, Inc.
    Company Guar. Notes
    9.25% due 06/15/08...............        190,000        197,600
  Nalco Co.
    Senior Notes
    7.75% due 11/15/11...............        180,000        183,600
  Nalco Co.
    Senior Sub. Notes
    8.88% due 11/15/13...............        220,000        233,475
  Rockwood Specialties Group, Inc.
    Senior Sub. Notes
    10.63% due 05/15/11..............        160,000        170,200
                                                        -----------
                                                          1,129,878
                                                        -----------
COAL -- 0.5%
  Foundation Pennsylvania Coal Co.
    Company Guar. Senior Notes
    7.25% due 08/01/14...............         70,000         71,050
  Massey Energy Co.
    Company Guar. Notes
    6.88% due 12/15/13...............        370,000        342,250
                                                        -----------
                                                            413,300
                                                        -----------
COMMERCIAL SERVICES -- 0.6%
  Aramark Services, Inc.
    Company Guar. Notes
    5.00% due 06/01/12...............        110,000         98,025
  Iron Mountain, Inc.
    Company Guar. Senior Sec. Notes
    7.75% due 01/15/15...............        210,000        214,200
  Iron Mountain, Inc.
    Company Guar. Senior Sec. Notes
    8.63% due 04/01/13...............        225,000        231,188
                                                        -----------
                                                            543,413
                                                        -----------
COMPUTER SERVICES -- 0.3%
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.13% due 08/15/13...............        195,000        205,237
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.97% due 08/15/13(1)............         15,000         15,638
                                                        -----------
                                                            220,875
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
CONTAINERS-METAL/GLASS -- 0.9%
  Crown Americas LLC
    Company Guar. Notes
    7.63% due 11/15/13...............        225,000    $   230,625
  Owens-Illinois, Inc.
    Senior Notes
    7.35% due 05/15/08...............         30,000         30,150
  Owens-Illinois, Inc.
    Debentures
    7.50% due 05/15/10...............        535,000        543,025
                                                        -----------
                                                            803,800
                                                        -----------
CONTAINERS-PAPER/PLASTIC -- 1.1%
  Berry Plastics Holding Corp.
    Secured Notes
    8.88% due 09/15/14*..............        370,000        382,025
  Graham Packaging Co., Inc.
    Senior Guar. Notes
    8.50% due 10/15/12...............         60,000         60,900
  Graham Packaging Co., Inc.
    Senior Sub. Guar. Notes
    9.88% due 10/15/14...............        230,000        236,900
  Graphic Packaging International,
    Inc.
    Senior Sub. Notes
    9.50% due 08/15/13...............        280,000        296,800
                                                        -----------
                                                            976,625
                                                        -----------
DIALYSIS CENTERS -- 0.2%
  DaVita, Inc.
    Company Guar. Notes
    6.63% due 03/15/13...............        180,000        179,100
                                                        -----------
DISTRIBUTION/WHOLESALE -- 0.1%
  Buhrmann US, Inc.
    Company Guar. Notes
    7.88% due 03/01/15...............         40,000         39,600
  Buhrmann US, Inc.
    Senior Sub. Notes
    8.25% due 07/01/14...............         50,000         50,375
                                                        -----------
                                                             89,975
                                                        -----------
DIVERSIFIED MANUFACTURED OPERATIONS -- 1.4%
  Amsted Industries, Inc.
    Senior Notes
    10.25% due 10/15/11*.............        405,000        433,856
  Covalence Specialty Materials Corp.
    Senior Sub. Notes
    10.25% due 03/01/16*.............        230,000        211,600
  Koppers Industries
    Company Guar. Notes
    9.88% due 10/15/13...............        110,000        119,350
  Koppers Holdings, Inc.
    Senior Disc. Notes
    9.88% due 11/15/14(2)............        165,000        134,063
  RBS Global Inc. & Rexnord Corp.
    Senior Notes
    9.50% due 08/01/14*..............        270,000        279,450
                                                        -----------
                                                          1,178,319
                                                        -----------
DIVERSIFIED MINERALS -- 0.0%
  Glencore Nickel Property, Ltd.
    Bonds
    9.00% due 12/01/14+(3)(4)........        135,000             14
                                                        -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
DIVERSIFIED OPERATIONS/COMMERCIAL
  SERVICES -- 0.1%
  Aramark Corp.
    Senior Notes
    8.50% due 02/01/15*..............         30,000    $    30,713
  Aramark Corp.
    Senior Notes
    8.86% due 02/01/15*(1)...........         15,000         15,300
                                                        -----------
                                                             46,013
                                                        -----------
ELECTRIC-GENERATION -- 0.5%
  The AES Corp.
    Senior Notes
    8.88% due 02/15/11...............         26,000         27,820
  The AES Corp.
    Senior Notes
    7.75% due 03/01/14...............        135,000        142,087
  The AES Corp.
    Sec. Notes
    9.00% due 05/15/15*..............        175,000        187,250
  The AES Corp.
    Senior Notes
    9.38% due 09/15/10...............         30,000         32,400
                                                        -----------
                                                            389,557
                                                        -----------
ELECTRIC-INTEGRATED -- 1.5%
  CMS Energy Corp.
    Senior Notes
    7.50% due 01/15/09...............        300,000        307,500
  Ipalco Enterprises, Inc.
    Senior Sec. Notes
    8.63% due 11/14/11...............         80,000         86,600
  Ipalco Enterprises, Inc.
    Sec. Notes
    8.38% due 11/14/08...............        165,000        170,362
  MSW Energy Holdings LLC
    Company Guar. Sec. Senior Notes
    7.38% due 09/01/10...............        175,000        181,562
  MSW Energy Holdings LLC
    Company Guar. Sec. Senior Notes
    8.50% due 09/01/10...............         45,000         47,363
  Nevada Power Co.
    Sec. Mtg. Bonds
    8.25% due 06/01/11...............        140,000        152,997
  Nevada Power Co.
    2nd Mtg. Bonds
    9.00% due 08/15/13...............        104,000        112,296
  PSEG Energy Holdings LLC
    Senior Notes
    8.63% due 02/15/08...............        192,000        196,560
                                                        -----------
                                                          1,255,240
                                                        -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.3%
  Freescale Semiconductor, Inc.
    Senior Notes
    8.88% due 12/15/14*..............        295,000        293,525
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
FINANCE-AUTO LOANS -- 1.5%
  Ford Motor Credit Co.
    Senior Notes
    5.80% due 01/12/09...............        240,000    $   235,539
  Ford Motor Credit Co.
    Senior Notes
    7.25% due 10/25/11...............        270,000        263,496
  General Motors Acceptance Corp.
    Notes
    4.38% due 12/10/07...............        245,000        241,650
  General Motors Acceptance Corp.
    Notes
    6.88% due 09/15/11...............        575,000        583,548
                                                        -----------
                                                          1,324,233
                                                        -----------
FINANCE-INVESTMENT BANKER/
  BROKER -- 2.9%
  Citigroup Funding, Inc.
    (Brazil Inflationary Linked Note)
    6.00% due 05/18/09...............        350,000        372,612
  Citigroup Funding, Inc.
    (Turkish T-Bill Linked)
    zero coupon due 08/14/08.........      1,050,000      1,119,121
  JP Morgan
    (Structured Note Brazilian Real
    Linked)
    zero coupon due 08/15/08(3)......  BRL 2,370,000      1,031,662
                                                        -----------
                                                          2,523,395
                                                        -----------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
  Residential Capital Corp.
    Senior Notes
    6.38% due 06/30/10...............        205,000        206,712
                                                        -----------
FOOD-MEAT PRODUCTS -- 0.8%
  Smithfield Foods, Inc.
    Senior Notes
    7.00% due 08/01/11...............        550,000        549,312
  Smithfield Foods, Inc.
    Senior Notes
    7.75% due 05/15/13...............        100,000        101,750
  Smithfield Foods, Inc.
    Senior Notes
    8.00% due 10/15/09...............         50,000         52,000
                                                        -----------
                                                            703,062
                                                        -----------
FOOD-MISC. -- 0.2%
  Michael Foods, Inc.
    Senior Sub. Notes
    8.00% due 11/15/13...............        155,000        158,100
                                                        -----------
FOOD-RETAIL -- 0.3%
  Delhaize America, Inc.
    Company Guar. Debentures
    8.13% due 04/15/11...............        260,000        280,904
                                                        -----------
GAMBLING (NON-HOTEL) -- 0.5%
  Isle of Capri Casinos, Inc.
    Company Guar. Senior Sec. Notes
    7.00% due 03/01/14...............        415,000        409,812
                                                        -----------
INDEPENDENT POWER PRODUCER -- 0.2%
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 01/15/17...............        200,000        200,000
                                                        -----------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INSTRUMENTS-SCIENTIFIC -- 0.5%
  Fisher Scientific International,
    Inc.
    Senior Sub. Notes
    6.13% due 07/01/15...............        405,000    $   402,438
                                                        -----------
INTERNET CONNECTIVITY SERVICES -- 0.0%
  Rhythms Netconnections, Inc.
    Senior Disc. Notes
    13.50% due 05/15/08+(3)(4).......      1,700,000              0
  Rhythms Netconnections, Inc.
    Senior Notes
    14.00% due 02/15/10+(3)(4).......        400,000              0
                                                        -----------
                                                                  0
                                                        -----------
MACHINERY-ELECTRICAL -- 0.1%
  Baldor Electric Co.
    Senior Notes
    8.63% due 02/15/17...............        105,000        108,413
                                                        -----------
MEDICAL PRODUCTS -- 0.5%
  Fresenius Medical Care Capital
    Trust
    Company Guar. Notes
    7.88% due 06/15/11...............        145,000        153,338
  VWR International, Inc.
    Senior Notes
    6.88% due 04/15/12...............        275,000        271,562
                                                        -----------
                                                            424,900
                                                        -----------
MEDICAL-DRUGS -- 0.2%
  Warner Chilcott Corp.
    Company Guar. Notes
    8.75% due 02/01/15...............        140,000        144,550
                                                        -----------
MEDICAL-HOSPITALS -- 1.3%
  Columbia HCA, Inc.
    Notes
    7.69% due 06/15/25...............        275,000        231,568
  Community Health Systems, Inc.
    Senior Sec. Notes
    6.50% due 12/15/12...............        320,000        317,600
  HCA, Inc.
    Senior Notes
    5.75% due 03/15/14...............        135,000        113,062
  HCA, Inc.
    Senior Notes
    6.30% due 10/01/12...............        100,000         91,750
  HCA, Inc.
    Bonds
    6.50% due 02/15/16...............        200,000        168,500
  Tenet Healthcare Corp.
    Senior Notes
    7.38% due 02/01/13...............        115,000        106,375
  Tenet Healthcare Corp.
    Senior Notes
    9.88% due 07/01/14...............         85,000         86,169
                                                        -----------
                                                          1,115,024
                                                        -----------
MEDICAL-OUTPATIENT/HOME
  MEDICAL -- 0.2%
  National Mentor Holdings, Inc.
    Senior Sub. Notes
    11.25% due 07/01/14*.............        170,000        184,025
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
MISCELLANEOUS MANUFACTURING -- 0.2%
  Propex Fabrics, Inc.
    Company Guar. Notes
    10.00% due 12/01/12..............        205,000    $   180,912
                                                        -----------
MULTIMEDIA -- 0.4%
  CanWest Media, Inc.
    Company Guar. Notes
    8.00% due 09/15/12...............        359,679        373,167
                                                        -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.6%
  Allied Waste North America, Inc.
    Sec. Notes
    5.75% due 02/15/11...............        125,000        121,250
  Allied Waste North America, Inc.
    Sec. Notes
    6.38% due 04/15/11...............         75,000         74,156
  Allied Waste North America, Inc.
    Senior Notes
    7.88% due 04/15/13...............        155,000        159,650
  Allied Waste North America, Inc.
    Senior Notes
    8.50% due 12/01/08...............        100,000        104,250
  Allied Waste North America, Inc.
    Company Guar. Notes
    9.25% due 09/01/12...............         47,000         49,761
                                                        -----------
                                                            509,067
                                                        -----------
OFFICE FURNISHINGS-ORIGINAL -- 0.4%
  Interface, Inc.
    Company Guar. Senior Notes
    7.30% due 04/01/08...............         50,000         50,875
  Interface, Inc.
    Senior Sub. Notes
    9.50% due 02/01/14...............        205,000        218,325
  Interface, Inc.
    Senior Notes
    10.38% due 02/01/10..............         60,000         66,300
                                                        -----------
                                                            335,500
                                                        -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 7.4%
  Chaparral Energy, Inc.
    Company Guar. Notes
    8.50% due 12/01/15...............        295,000        291,313
  Chaparral Energy, Inc.
    Senior Notes
    8.88% due 02/01/17*..............         45,000         44,888
  Chesapeake Energy Corp.
    Senior Notes
    6.38% due 06/15/15...............         95,000         92,150
  Chesapeake Energy Corp.
    Senior Notes
    7.50% due 09/15/13...............        310,000        317,750
  El Paso Production Holding Co.
    Company Guar. Notes
    7.75% due 06/01/13...............        285,000        294,975
  Hilcorp Energy I LP
    Senior Notes
    7.75% due 11/01/15*..............        335,000        330,812
  Hilcorp Energy I LP
    Senior Notes
    10.50% due 09/01/10*.............        153,000        163,901
  Magnum Hunter Resources, Inc.
    Company Guar. Senior Notes
    9.60% due 03/15/12...............         84,000         88,095

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
OIL COMPANIES-EXPLORATION &
  PRODUCTION (CONTINUED)
  Pemex Project Funding Master Trust
    Company Guar. Notes
    6.66% due 06/15/10*(1)...........      1,000,000    $ 1,026,500
  Pemex Project Funding Master Trust
    Company Guar. Notes
    8.63% due 12/01/23...............        440,000        532,400
  Pemex Project Funding Master Trust
    Company Guar. Notes
    9.13% due 10/13/10...............      1,130,000      1,255,995
  Pemex Project Funding Master Trust
    Company Guar. Notes
    9.50% due 09/15/27...............      1,270,000      1,670,050
  Pogo Producing Co.
    Senior Sub. Notes
    6.88% due 10/01/17...............        240,000        226,200
                                                        -----------
                                                          6,335,029
                                                        -----------
OIL-FIELD SERVICES -- 0.3%
  Hanover Compressor Co.
    Company Guar. Senior Sec. Notes
    8.63% due 12/15/10...............         40,000         41,700
  Hanover Compressor Co.
    Senior Notes
    9.00% due 06/01/14...............         70,000         74,550
  Hanover Equipment Trust
    Senior Sec. Notes
    Series A
    8.50% due 09/01/08...............         62,000         62,310
  Hanover Equipment Trust
    Senior Sec. Notes
    8.75% due 09/01/11...............        105,000        109,200
                                                        -----------
                                                            287,760
                                                        -----------
PAPER & RELATED PRODUCTS -- 0.3%
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.13% due 01/15/17*..............        225,000        223,875
  Glatfelter
    Company Guar. Notes
    7.13% due 05/01/16...............         70,000         70,525
                                                        -----------
                                                            294,400
                                                        -----------
PHARMACY SERVICES -- 0.2%
  Omnicare, Inc.
    Senior Sub. Notes
    6.75% due 12/15/13...............        205,000        201,925
                                                        -----------
PIPELINES -- 1.5%
  Colorado Interstate Gas Co.
    Senior Notes
    6.80% due 11/15/15...............        170,000        176,292
  Kinder Morgan, Inc.
    Senior Notes
    6.50% due 09/01/12...............        310,000        313,605
  Northwest Pipeline Corp.
    Company Guar. Notes
    8.13% due 03/01/10...............         45,000         46,688
  Pacific Energy Partners LP
    Senior Notes
    7.13% due 06/15/14...............        185,000        191,218

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
PIPELINES (CONTINUED)
  Southern Natural Gas Co.
    Notes
    8.88% due 03/15/10...............         85,000    $    89,049
  The Williams Cos., Inc.
    Notes
    7.88% due 09/01/21...............        395,000        424,625
                                                        -----------
                                                          1,241,477
                                                        -----------
POULTRY -- 0.9%
  Pilgrim's Pride Corp.
    Senior Notes
    7.63% due 05/01/15...............        310,000        306,900
  Pilgrim's Pride Corp.
    Company Guar. Notes
    9.63% due 09/15/11...............        440,000        459,800
                                                        -----------
                                                            766,700
                                                        -----------
PUBLISHING-PERIODICALS -- 0.3%
  Dex Media East LLC
    Company Guar. Notes
    12.13% due 11/15/12..............        101,000        111,100
  Dex Media West LLC
    Senior Sub. Notes
    9.88% due 08/15/13...............        156,000        169,650
                                                        -----------
                                                            280,750
                                                        -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Host Marriott LP
    Senior Notes
    7.13% due 11/01/13...............        520,000        527,800
                                                        -----------
RETAIL-APPAREL/SHOE -- 0.2%
  Brown Shoe, Inc.
    Company Guar. Notes
    8.75% due 05/01/12...............        180,000        189,900
                                                        -----------
RETAIL-AUTOMOBILE -- 0.8%
  Sonic Automotive, Inc.
    Senior Sub. Notes
    8.63% due 08/15/13...............        495,000        514,800
  United Auto Group, Inc.
    Senior Sub. Notes
    7.75% due 12/15/16*..............        185,000        185,925
                                                        -----------
                                                            700,725
                                                        -----------
RETAIL-BEDDING -- 0.3%
  Linens 'n Things, Inc.
    Company Guar. Notes
    10.99% due 01/15/14(1)...........        250,000        242,500
                                                        -----------
RETAIL-PETROLEUM PRODUCTS -- 0.4%
  Petro Stopping Centers LP
    Sec. Notes
    9.00% due 02/15/12...............        310,000        322,400
                                                        -----------
SATELLITE TELECOM -- 0.1%
  PanAmSat Corp.
    Company Guar. Sr. Notes
    9.00% due 08/15/14...............         39,000         42,023
                                                        -----------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
SPECIAL PURPOSE ENTITIES -- 1.9%
  CA FM Lease Trust
    Senior Notes
    8.50% due 07/15/17*..............        198,604    $   212,431
  Fresenius Medical Care Capital
    Trust II
    Company Guar. Notes
    7.88% due 02/01/08...............        390,000        396,825
  Idearc, Inc.
    Senior Notes
    8.00% due 11/15/16*..............        290,000        294,713
  Innophos Investments Holdings, Inc.
    Senior Notes
    13.37% due 02/15/15(6)...........         78,082         81,596
  K&F Acquisition, Inc.
    Company Guar. Notes
    7.75% due 11/15/14...............        355,000        364,762
  UCAR Finance, Inc.
    Company Guar. Notes
    10.25% due 02/15/12..............        230,000        241,500
                                                        -----------
                                                          1,591,827
                                                        -----------
STEEL-PRODUCER -- 0.3%
  United States Steel Corp.
    Senior Notes
    9.75% due 05/15/10...............        236,000        249,570
                                                        -----------
TELECOM SERVICES -- 0.1%
  Qwest Corp.
    Notes
    5.63% due 11/15/08...............         60,000         60,000
                                                        -----------
TELEPHONE-INTEGRATED -- 0.4%
  Qwest Communication International,
    Inc.
    Company Guar. Notes
    8.87% due 02/15/09(1)............        365,000        369,562
                                                        -----------
TELEVISION -- 0.4%
  LIN Television Corp.
    Senior Sub. Notes
    6.50% due 05/15/13...............        230,000        221,950
  LIN Television Corp.
    Company Guar. Senior Sec. Notes
    6.50% due 05/15/13...............         95,000         91,675
                                                        -----------
                                                            313,625
                                                        -----------
THEATER -- 0.2%
  AMC Entertainment, Inc.
    Company Guar. Notes
    9.62% due 08/15/10(1)............        155,000        160,038
                                                        -----------
TOBACCO -- 0.3%
  Reynolds American, Inc.
    Company Guar. Notes
    6.50% due 07/15/10...............        285,000        289,239
                                                        -----------
WEB HOSTING/DESIGN -- 0.0%
  Exodus Communications, Inc.
    Senior Notes
    11.63% due 07/15/10+(3)(4).......        485,000              0
                                                        -----------
WIRE & CABLE PRODUCTS -- 0.1%
  General Cable Corp.
    Company Guar. Senior Notes
    9.50% due 11/15/10...............         95,000        100,225
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
WIRELESS EQUIPMENT -- 0.4%
  American Tower Corp.
    Senior Notes
    7.13% due 10/15/12...............        175,000    $   180,906
  American Tower Corp.
    Senior Notes
    7.50% due 05/01/12...............        165,000        170,569
                                                        -----------
                                                            351,475
                                                        -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $40,371,061).................                    39,645,858
                                                        -----------
FOREIGN CONVERTIBLE BONDS &
  NOTES -- 0.2%
TELECOMMUNICATION EQUIPMENT -- 0.2%
  Nortel Networks Corp.
    Company Guar. Notes
    4.25% due 09/01/08
    (cost $195,950)..................        200,000        194,250
                                                        -----------
FOREIGN CORPORATE BONDS &
  NOTES -- 11.7%
BANKS-COMMERCIAL -- 2.1%
  Banco ABN AMRO Real SA
    Bonds
    15.86% due 12/13/07*(3)..........  BRL 1,050,000        506,450
  Banco ABN AMRO Real SA/Cayman
    Island
    Notes
    16.20% due 02/22/10..............   BRL  830,000        429,644
  Banque Centrale De Tunisie
    Notes
    7.38% due 04/25/12...............        230,000        246,330
  RSHB Capital
    Bonds
    7.18% due 05/16/13...............        100,000        104,089
  RSHB Capital SA for OJSC Russian
    Agricultural Bank
    Notes
    7.18% due 05/16/13*..............        480,000        499,680
                                                        -----------
                                                          1,786,193
                                                        -----------
CABLE TV -- 0.5%
  Cablecom Luxembourg SCA
    Company Guar. Notes
    9.38% due 04/15/14*..............   EUR  335,000        481,376
                                                        -----------
CHEMICALS-SPECIALTY -- 0.3%
  Rockwood Specialties Group, Inc.
    Company Guar. Bonds
    7.63% due 11/15/14...............   EUR  100,000        139,621
  SGL Carbon Luxembourg SA
    Senior Notes
    8.50% due 02/01/12...............   EUR  110,000        153,763
                                                        -----------
                                                            293,384
                                                        -----------
CONTAINERS-METAL/GLASS -- 0.2%
  Crown European Holdings SA
    Company Guar. Notes
    6.25% due 09/01/11...............   EUR  110,000        149,103
                                                        -----------
METAL-ALUMINUM -- 0.5%
  Novelis, Inc.
    Company Guar. Notes
    7.25% due 02/15/15...............        450,000        461,250
                                                        -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES
  (CONTINUED)
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 3.1%
  Empresa Nacional De Petroleo
    Notes
    6.75% due 11/15/12*..............        440,000    $   460,925
  Empresa Nacional De Petroleo
    Notes
    6.75% due 11/15/12...............        280,000        293,316
  Gaz Capital for Gazprom
    Notes
    6.21% due 11/22/16*..............        648,000        639,252
  Gaz Capital for Gazprom
    Notes
    8.63% due 04/28/34...............        730,000        912,062
  Husky Oil, Ltd.
    Bonds
    8.90% due 08/15/28(1)............        145,000        151,108
  OPTI Canada, Inc.
    Company Guar. Notes
    8.25% due 12/15/14*..............        165,000        172,425
                                                        -----------
                                                          2,629,088
                                                        -----------
PAPER & RELATED PRODUCTS -- 2.2%
  Pindo Deli Finance BV
    Company Guar. Notes
    zero coupon due 04/28/27*(7).....      1,743,170        261,476
  Pindo Deli Finance BV
    Company Guar. Notes
    6.38% due 04/28/15*(7)...........        255,406        199,217
  Pindo Deli Finance BV
    Company Guar. Notes
    6.38% due 04/28/18*(7)...........        864,395        453,807
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    zero coupon due 04/28/27*(7).....        724,965        115,994
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/15(1)............        392,660        310,201
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/15*(1)...........        283,372        223,864
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/18*(1)...........        586,980        311,100
                                                        -----------
                                                          1,875,659
                                                        -----------
SATELLITE TELECOM -- 0.7%
  Intelsat Bermuda, Ltd.
    Senior Notes
    8.88% due 01/15/15*..............        145,000        147,537
  Intelsat Subsidiary Holding Co.,
    Ltd.
    Company Guar. Notes
    8.63% due 01/15/15...............        265,000        281,894
  Intelsat Subsidiary Holding Co.,
    Ltd.
    Company Guar. Notes
    10.25% due 01/15/12(1)...........        175,000        176,750
                                                        -----------
                                                            606,181
                                                        -----------
SEISMIC DATA COLLECTION -- 0.1%
  Compagnie Generale De Geophysique
    SA
    Company Guar. Notes
    7.50% due 05/15/15...............         85,000         85,213
                                                        -----------

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
SPECIAL PURPOSE ENTITY -- 0.5%
  National Gas Co.
    Notes
    6.05% due 01/15/36*..............        460,000    $   442,099
                                                        -----------
SPECIFIED PURPOSE ACQUISITIONS --0.1%
  MDP Acquisitions PLC
    Senior Notes
    10.13% due 10/01/12..............   EUR   85,000        119,647
  Murrin Murrin Holdings Property,
    Ltd.
    Bonds
    9.38% due 08/31/07+(3)(4)........        600,000             60
                                                        -----------
                                                            119,707
                                                        -----------
TELECOM SERVICES -- 0.7%
  Axtel SA
    Company Guar. Senior Notes
    11.00% due 12/15/13..............        172,000        190,920
  Nordic Telephone Co. Holdings
    Sec. Notes
    8.88% due 05/01/16*..............         80,000         86,000
  Wind Acquisition Finance SA
    Company Guar. Bonds
    10.75% due 12/01/15*.............        270,000        311,175
                                                        -----------
                                                            588,095
                                                        -----------
TELEPHONE-INTEGRATED -- 0.2%
  NTL Cable PLC
    Company Guar. Senior Notes
    8.75% due 04/15/14...............         45,000         46,688
  TDC A/S
    Notes
    6.50% due 04/19/12*..............   EUR   70,000         96,024
                                                        -----------
                                                            142,712
                                                        -----------
TRANSPORT-SERVICES CORP. -- 0.5%
  CHC Helicopter Corp.
    Senior Sub. Notes
    7.38% due 05/01/14...............        410,000        399,237
                                                        -----------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $9,864,924)..................                    10,059,297
                                                        -----------
FOREIGN GOVERNMENT AGENCIES -- 37.3%
SOVEREIGN -- 37.3%
  Cognis Deutschland GmbH & Co. KG
    Notes
    8.48% due 11/15/13(1)............   EUR  200,000        265,883
  Federal Republic of Brazil
    Bonds
    8.88% due 10/14/19...............      1,820,000      2,211,300
  Federal Republic of Brazil
    Bonds
    10.50% due 07/14/14..............        340,000        428,400
  Mexican Bonos
    Bonds
    9.50% due 12/18/14............... MXN 21,930,000
                                                          2,176,716
  Republic of Argentina
    Notes
    5.83% due 12/31/33(7)............  ARS 3,030,000      1,499,155
  Republic of Argentina
    Notes
    8.28% due 12/31/33(7)............  ARS 7,744,806        295,337

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
-------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES
  (CONTINUED)
SOVEREIGN (CONTINUED)
  Republic of Argentina
    Senior Notes
    86.7% due 04/10/05+(9)...........        770,000    $   342,650
  Republic of Argentina
    Bonds
    8.28% due 12/31/33...............         79,074         81,526
  Republic of Brazil
    Notes
    8.88% due 04/15/24...............        210,000        259,350
  Republic of Brazil
    Notes
    14.50% due 10/15/09..............      1,170,000      1,432,080
  Republic of Bulgaria
    Bonds
    8.25% due 01/15/15*..............        189,000        221,130
  Republic of Bulgaria
    Bonds
    8.25% due 01/15/15...............        310,000        363,010
  Republic of Colombia
    Bonds
    7.38% due 09/18/37...............        400,000        424,000
  Republic of Colombia
    Bank Guar. Notes
    9.75% due 04/09/11...............        232,665        252,441
  Republic of Colombia
    Bonds
    11.75% due 02/25/20..............        245,000        352,800
  Republic of Columbia
    Bonds
    8.13% due 05/21/24...............        300,000        340,500
  Republic of Columbia
    Notes
    8.25% due 12/22/14...............        112,000        126,280
  Republic of Ecuador
    Notes
    9.38% due 12/15/15...............        100,000         83,000
  Republic of Ecuador
    Bonds
    10.00% due 08/15/30(2)...........        510,000        398,820
  Republic of Ivory Coast
    Collateralized Bonds
    2.50% due 3/30/18+(5)............        570,000        131,100
  Republic of Panama
    Bonds
    7.13% due 01/29/26...............        390,000        413,400
  Republic of Panama
    Notes
    7.25% due 03/15/15...............        140,000        149,800
  Republic of Panama
    Bonds
    9.38% due 04/01/29...............        310,000        404,550
  Republic of Panama
    Bonds
    9.63% due 02/08/11...............        180,000        203,850
  Republic of Peru
    Bonds
    8.38% due 05/03/16...............        180,000        209,250
  Republic of Peru
    Bonds
    8.75% due 11/21/33...............        610,000        775,920

-------------------------------------------------------------------
                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION             AMOUNT**        (NOTE 3)
SOVEREIGN (CONTINUED)
  Republic of Peru
    Bonds
    9.88% due 02/06/15...............        265,000    $   330,588
  Republic of Philippines
    Notes
    8.88% due 03/17/15...............      1,830,000      2,134,237
  Republic of Philippines
    Notes
    9.00% due 02/15/13...............        450,000        516,375
  Republic of Philippines
    Notes
    10.63% due 03/16/25..............        430,000        606,838
  Republic of the Philippines
    Senior Notes
    9.50% due 02/01/30...............      1,777,000      2,347,861
  Republic of Turkey
    Bonds
    7.00% due 09/26/16...............        570,000        576,413
  Republic of Turkey
    Notes
    11.00% due 01/14/13..............        480,000        586,200
  Republic of Turkey
    Senior Notes
    11.88% due 01/15/30..............        630,000        956,813
  Republic of Venezuela
    Bonds
    5.75% due 02/26/16...............        200,000        182,800
  Republic of Venezuela
    Notes
    8.50% due 10/08/14...............        320,000        349,600
  Republic of Venezuela
    Bonds
    9.38% due 01/13/34...............        572,000        743,600
  Republic of Venezuela
    Notes
    10.75% due 09/19/13..............      1,290,000      1,551,225
  Russian Federation
    Bonds
    5.00% due 03/31/30(2)............        430,164        479,547
  Russian Federation
    Bonds
    5.00% due 03/31/30*(2)...........            392            435
  Russian Federation
    Notes
    11.00% due 07/24/18..............        661,000        942,057
  Russian Federation
    Notes
    12.75% due 06/24/28..............      1,775,000      3,171,463
  State of Qatar
    Senior Bonds
    9.75% due 06/15/30...............        220,000        326,150
  Ukraine Government International
    Senior Bonds
    6.58% due 11/21/16*..............        480,000        480,432
  United Mexican States
    Notes
    6.75% due 09/27/34...............        397,000        420,820
  United Mexican States
    Notes
    7.50% due 01/14/12...............        220,000        238,260

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL
                                          AMOUNT/
                                          SHARES
                                          SUBJECT          VALUE
        SECURITY DESCRIPTION             TO PUT**        (NOTE 3)
-------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES
  (CONTINUED)
SOVEREIGN (CONTINUED)
  United Mexican States
    Bonds
    8.00% due 12/17/15............... MXN 10,840,000
                                                        $   989,449
  United Mexican States
    Notes
    8.38% due 01/14/11...............        130,000        142,805
                                                        -----------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $29,249,808).................                    31,916,216
                                                        -----------
COMMON STOCK -- 0.0%
COMMUNICATIONS SOFTWARE -- 0.0%
  Ventelo GmbH+(3)(4)................         11,286              0
                                                        -----------
ELECTRIC-INTEGRATED -- 0.0%
  PNM Resources, Inc. ...............             63          1,920
                                                        -----------
TELECOM EQUIPMENT-FIBER OPTICS --0.0%
  Viatel Holding Bermuda, Ltd.+......            603              3
                                                        -----------
TELEPHONE-INTEGRATED -- 0.0%
  XO Holdings, Inc. .................            682          2,933
                                                        -----------
TOTAL COMMON STOCK
  (cost $418,866)....................                         4,856
                                                        -----------
MEMBERSHIP INTEREST
  CERTIFICATES -- 0.0%
ELECTRIC-INTEGRATED -- 0.0%
  SW Acquisition+(3)(4)
  (cost $0)..........................              1              6
                                                        -----------
PUT OPTIONS-PURCHASED -- 0.2%
  Brazilian Real Currency
    January 08 (strike price
    $2.25)(3)........................      2,376,000         91,483
  Turkish Lira Currency
    February 07 (strike price
    $1.49)(3)........................        953,600             14
  Turkish Lira Currency
    July 07 (strike price
    $1.66)(3)........................      5,276,050         42,103
                                                        -----------
TOTAL PUT OPTIONS-PURCHASED
  (cost $191,693)....................                       133,600
                                                        -----------
WARRANTS+ -- 0.3%
BANKS-COMMERCIAL -- 0.2%
  Central Bank of Nigeria
  Expires 11/15/20 (strike price
    $250.00)(3)......................            750        187,500
                                                        -----------
SOVEREIGN -- 0.1%
  Republic of Venezuela
  Expires 04/15/20 (strike price
    $3.00)(3)........................          2,650         88,775
                                                        -----------
TELEPHONE-INTEGRATED -- 0.0%
  XO Holdings, Inc., Series A
  Expires 01/16/10 (strike price
    $6.25)...........................          1,369            890
  XO Holdings, Inc., Series B
  Expires 01/16/10 (strike price
    $7.50)...........................          1,027            390
  XO Holdings, Inc., Series C
  Expires 01/16/10 (strike price
    $10.00)..........................          1,027            185
                                                        -----------
                                                              1,465
                                                        -----------

-------------------------------------------------------------------

                                         PRINCIPAL         VALUE
        SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
                                          SHARES
                                          SUBJECT          VALUE
        SECURITY DESCRIPTION             TO PUT**        (NOTE 3)
TOTAL WARRANTS
  (cost $0)..........................                   $   277,740
                                                        -----------
RIGHTS -- 0.0%+
SOVEREIGN -- 0.0%
  Republic of Argentina
    Expires 12/15/35(7)(10) (cost
    $20,700).........................  $     206,466         26,097
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $80,313,002).................                    82,257,920
                                                        -----------
REPURCHASE AGREEMENT -- 3.1%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 01/31/07, to be
    repurchased 02/01/07 in the
    amount of $2,675,223 and
    collateralized by Federal
    National Mtg. Association Notes,
    bearing interest at 5.55%, due
    07/10/28 and having an
    approximate value of $2,731,600
    (cost $2,675,000)................      2,675,000      2,675,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $82,988,002)(8)..............           99.0%    84,932,920
Other assets less liabilities........            1.0        823,771
                                       -------------    -----------
NET ASSETS...........................          100.0%   $85,756,691
                                       =============    ===========

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At January 31. 2007, the aggregate value of these securities was $10,769,160 representing 12.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   In United States Dollars unless otherwise indicated.
+    Non-income producing security
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)  Fair valued security; see Note 3
(4)  Illiquid security
(5)  Bond in default
(6) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7) Variable Rate Security - the rate reflected is as of January 31, 2007, maturity date reflects final maturity date.
(8)  See Note 4 for cost of investments on a tax basis
(9)  At the time of maturity, defaulted on both principal and interest.
(10) Gross Domestic Product "GDP" linked security. Income is linked to the growth of Argentina's GDP.
ADR -- American Depository Receipt
ARS -- Argentine Peso
BRL -- Brazilian Real
EUR -- Euro
MXN -- Mexican Peso

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

                                                    GROSS UNREALIZED
     CONTRACT               IN           DELIVERY     APPRECIATION
    TO DELIVER         EXCHANGE FOR        DATE      (DEPRECIATION)
--------------------------------------------------------------------
EUR       1,117,000  USD      1,455,485  04/30/07       $(5,964)
                                                        ========

EUR -- Euro
USD -- United States Dollar

WRITTEN PUT OPTIONS
--------------------------------------------------------------------------------

                                                                                                     MARKET
                               CONTRACT          STRIKE        NUMBER OF        PREMIUMS            VALUE AT
          ISSUE                 MONTH            PRICE         CONTRACTS        RECEIVED        JANUARY 31, 2007
----------------------------------------------------------------------------------------------------------------
Turkish Lira(1)..........    July 2007           $1.51         2,050,000        $74,415             $ 78,355
Brazilian Real(1)........    January 2008         2.45         5,644,839         91,483               91,483
                                                               ---------        --------            --------
                                                               7,694,839        $165,898            $169,838
                                                               =========        ========            ========

                             UNREALIZED
                            APPRECIATION
          ISSUE            (DEPRECIATION)
-------------------------  --------------
Turkish Lira(1)..........     $(3,940)
Brazilian Real(1)........          --
                              --------
                              $(3,940)
                              ========

(1) Fair Valued Security; See Note 3

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Diversified Financial Services............................   12.5%
Federal Home Loan Mtg. Corp. .............................    9.3
Federal National Mtg. Assoc. .............................    9.0
Finance-Investment Banker/Broker..........................    5.4
Medical-Drugs.............................................    4.1
Banks-Super Regional......................................    3.9
Oil Companies-Integrated..................................    3.7
Telephone-Integrated......................................    2.8
Computers.................................................    2.3
Electric-Integrated.......................................    2.3
Tobacco...................................................    2.0
Aerospace/Defense.........................................    1.9
Diversified Manufactured Operations.......................    1.7
Government National Mtg. Assoc. ..........................    1.7
Banks-Commercial..........................................    1.6
Multimedia................................................    1.5
Commercial Paper..........................................    1.4
Networking Products.......................................    1.4
Medical-HMO...............................................    1.3
Special Purpose Entities..................................    1.3
Oil Companies-Exploration & Production....................    1.2
Insurance-Multi-line......................................    1.1
Sovereign.................................................    1.1
Cosmetics & Toiletries....................................    1.0
Food-Wholesale/Distribution...............................    1.0
Repurchase Agreements.....................................    1.0
Transport-Rail............................................    1.0
Enterprise Software/Service...............................    0.9
Finance-Mortgage Loan/Banker..............................    0.9
Applications Software.....................................    0.8
Cable TV..................................................    0.8
Certificates of Deposit...................................    0.8
Retail-Office Supplies....................................    0.8
Retail-Regional Department Stores.........................    0.8
Auto/Truck Parts & Equipment-Original.....................    0.7
Insurance-Property/Casualty...............................    0.7
Oil Refining & Marketing..................................    0.7
Oil-Field Services........................................    0.7
United States Treasury Notes..............................    0.7
Aerospace/Defense-Equipment...............................    0.6
Real Estate Investment Trusts.............................    0.6
Steel-Producers...........................................    0.6
Web Portals/ISP...........................................    0.6
Wireless Equipment........................................    0.6
Banks-Fiduciary...........................................    0.5
Food-Retail...............................................    0.5
Medical-Biomedical/Gene...................................    0.5
Metal-Copper..............................................    0.5
Retail-Restaurants........................................    0.5
Semiconductor Equipment...................................    0.5
Telecom Equipment-Fiber Optics............................    0.5
Auto-Cars/Light Trucks....................................    0.4
Collateralized Mortgage Obligation-Other..................    0.4
Electronic Components-Semiconductors......................    0.4
Industrial Gases..........................................    0.4
Insurance-Life/Health.....................................    0.4
Retail-Major Department Stores............................    0.4
Airlines..................................................    0.3

------------
* Calculated as a percent of net assets.

Beverages-Non-alcoholic...................................    0.3%
Computer Services.........................................    0.3
Consumer Products-Misc. ..................................    0.3
Finance-Commercial........................................    0.3
Finance-Consumer Loans....................................    0.3
Financial Guarantee Insurance.............................    0.3
Gas-Distribution..........................................    0.3
Hotels/Motels.............................................    0.3
Insurance-Reinsurance.....................................    0.3
Motorcycle/Motor Scooter..................................    0.3
Non-Hazardous Waste Disposal..............................    0.3
Semiconductors Components-Integrated Circuits.............    0.3
Telecom Services..........................................    0.3
Toys......................................................    0.3
Advertising Agencies......................................    0.2
Banks-Mortgage............................................    0.2
Cellular Telecom..........................................    0.2
Chemicals-Diversified.....................................    0.2
Commercial Services.......................................    0.2
Electronic Design Automation..............................    0.2
Finance-Credit Card.......................................    0.2
Internet Security.........................................    0.2
Machinery-Construction & Mining...........................    0.2
Machinery-Farming.........................................    0.2
Medical Products..........................................    0.2
Office Automation & Equipment.............................    0.2
Pipelines.................................................    0.2
Real Estate Management/Services...........................    0.2
Retail-Auto Parts.........................................    0.2
Retail-Drug Store.........................................    0.2
Agricultural Chemicals....................................    0.1
Agricultural Operations...................................    0.1
Apparel Manufacturers.....................................    0.1
Batteries/Battery Systems.................................    0.1
Brewery...................................................    0.1
Building & Construction Products-Misc. ...................    0.1
Coatings/Paint............................................    0.1
Computers-Integrated Systems..............................    0.1
Computers-Memory Devices..................................    0.1
Computers-Periphery Equipment.............................    0.1
Distribution/Wholesale....................................    0.1
E-Commerce/Services.......................................    0.1
E-Marketing/Info..........................................    0.1
Electric-Transmission.....................................    0.1
Engines-Internal Combustion...............................    0.1
Finance-Auto Loans........................................    0.1
Food-Confectionery........................................    0.1
Food-Misc. ...............................................    0.1
Health Care Cost Containment..............................    0.1
Investment Management/Advisor Services....................    0.1
Machinery-General Industrial..............................    0.1
Medical Instruments.......................................    0.1
Medical Labs & Testing Services...........................    0.1
Medical-Generic Drugs.....................................    0.1
Medical-Wholesale Drug Distribution.......................    0.1
Metal-Aluminum............................................    0.1
Metal-Diversified.........................................    0.1
Property Trust............................................    0.1
Publishing-Newspapers.....................................    0.1

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

INDUSTRY ALLOCATION* (CONTINUED)
Retail-Apparel/Shoe.......................................    0.1%
Retail-Building Products..................................    0.1
Savings & Loans/Thrifts...................................    0.1
Television................................................    0.1
Tennessee Valley Authority................................    0.1
Transport-Marine..........................................    0.1
Travel Services...........................................    0.1
Vitamins & Nutrition Products.............................    0.1
Wire & Cable Products.....................................    0.1
                                                            -----
                                                            108.2%
                                                            =====


------------

* Calculated as a percent of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 60.2%
ADVERTISING AGENCY -- 0.2%
  Omnicom Group, Inc. ............          5,230      $    550,196
                                                       ------------
AEROSPACE/DEFENSE -- 1.9%
  Boeing Co. .....................         11,040           988,742
  General Dynamics Corp. .........         11,650           910,448
  Lockheed Martin Corp. ..........          9,690           941,771
  Northrop Grumman Corp. .........         10,360           734,938
  Raytheon Co. ...................         16,160           838,704
                                                       ------------
                                                          4,414,603
                                                       ------------
AEROSPACE/DEFENSE-
  EQUIPMENT -- 0.5%
  Goodrich Corp. .................          7,100           348,042
  United Technologies Corp. ......         10,850           738,017
                                                       ------------
                                                          1,086,059
                                                       ------------
AGRICULTURAL OPERATIONS -- 0.1%
  Monsanto Co. ...................          2,700           148,743
                                                       ------------
AIRLINES -- 0.3%
  Continental Airlines, Inc.,
    Class B+......................          4,660           193,343
  UAL Corp.+......................          4,830           208,656
  US Airways Group, Inc.+.........          3,680           206,007
                                                       ------------
                                                            608,006
                                                       ------------
APPAREL MANUFACTURER -- 0.1%
  Phillips-Van Heusen Corp. ......          4,550           250,933
                                                       ------------
APPLICATIONS SOFTWARE -- 0.8%
  Microsoft Corp. ................         61,200         1,888,632
                                                       ------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.7%
  Johnson Controls, Inc. .........         17,700         1,636,542
                                                       ------------
BANKS-COMMERCIAL -- 0.4%
  Marshall & Ilsley Corp. ........          2,700           127,062
  Regions Financial Corp. ........         23,350           846,671
                                                       ------------
                                                            973,733
                                                       ------------
BANKS-FIDUCIARY -- 0.5%
  Bank of New York Co., Inc. .....          7,950           318,080
  State Street Corp. .............         11,750           834,837
                                                       ------------
                                                          1,152,917
                                                       ------------
BANKS-SUPER REGIONAL -- 3.8%
  Bank of America Corp. ..........         61,440         3,230,515
  KeyCorp.........................          5,390           205,736
  PNC Financial Services Group,
    Inc. .........................         10,920           805,569
  SunTrust Banks, Inc. ...........          5,700           473,670
  US Bancorp......................         41,850         1,489,860
  Wachovia Corp. .................         22,910         1,294,415
  Wells Fargo & Co. ..............         35,000         1,257,200
                                                       ------------
                                                          8,756,965
                                                       ------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
  Energizer Holdings, Inc.+.......          3,390           288,930
                                                       ------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  Coca-Cola Co. ..................          4,000           191,520
  PepsiCo, Inc. ..................          6,150           401,226
                                                       ------------
                                                            592,746
                                                       ------------

-------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
BREWERY -- 0.1%
  Molson Coors Brewing Co., Class
    B.............................          2,820      $    227,856
                                                       ------------
CABLE TV -- 0.6%
  Comcast Corp., Class A+.........          9,900           438,768
  DIRECTV Group, Inc.+............         36,290           885,113
                                                       ------------
                                                          1,323,881
                                                       ------------
CHEMICALS-DIVERSIFIED -- 0.2%
  Rohm & Haas Co. ................          8,500           442,510
                                                       ------------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. .......          3,730           257,743
                                                       ------------
COMMERCIAL SERVICES -- 0.2%
  Alliance Data Systems Corp.+....          3,700           251,341
  Convergys Corp.+................          9,830           255,973
                                                       ------------
                                                            507,314
                                                       ------------
COMPUTER SERVICES -- 0.3%
  Affiliated Computer Services,
    Inc., Class A+................          2,700           132,273
  Computer Sciences Corp.+........          7,790           408,663
  Electronic Data Systems
    Corp. ........................          8,060           212,059
                                                       ------------
                                                            752,995
                                                       ------------
COMPUTERS -- 2.2%
  Apple Computer, Inc.+...........          4,200           360,066
  Dell, Inc.+.....................          9,500           230,375
  Hewlett-Packard Co. ............         49,170         2,128,078
  International Business Machines
    Corp. ........................         22,790         2,259,628
                                                       ------------
                                                          4,978,147
                                                       ------------
COMPUTERS-INTEGRATED
  SYSTEMS -- 0.1%
  Brocade Communications Systems,
    Inc.+.........................         25,120           215,530
                                                       ------------
COMPUTERS-MEMORY DEVICES -- 0.1%
  EMC Corp.+......................         19,200           268,608
                                                       ------------
COMPUTERS-PERIPHERY
  EQUIPMENT -- 0.1%
  Lexmark International, Inc.,
    Class A+......................          3,670           231,320
                                                       ------------
CONSUMER PRODUCTS-MISC. -- 0.3%
  Kimberly-Clark Corp. ...........          8,530           591,982
                                                       ------------
COSMETICS & TOILETRIES -- 1.0%
  Avon Products, Inc. ............          8,290           285,093
  Colgate-Palmolive Co. ..........          5,370           366,771
  Procter & Gamble Co. ...........         26,750         1,735,273
                                                       ------------
                                                          2,387,137
                                                       ------------
DISTRIBUTION/WHOLESALE -- 0.1%
  WESCO International, Inc.+......          3,670           222,842
                                                       ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 1.7%
  3M Co. .........................          3,650           271,195
  Acuity Brands, Inc. ............          3,960           229,720
  Danaher Corp. ..................          2,600           192,556
  General Electric Co. ...........         63,950         2,305,397
  Honeywell International,
    Inc. .........................          6,800           310,692

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DIVERSIFIED MANUFACTURED
  OPERATIONS (CONTINUED)
  Parker Hannifin Corp. ..........          2,800      $    231,728
  Tyco International, Ltd. .......          9,300           296,484
                                                       ------------
                                                          3,837,772
                                                       ------------
E-COMMERCE/SERVICES -- 0.1%
  eBay, Inc.+.....................          9,850           319,042
                                                       ------------
E-MARKETING/INFO -- 0.1%
  Digital River, Inc.+............          3,860           197,555
                                                       ------------
ELECTRIC-INTEGRATED -- 1.9%
  CenterPoint Energy, Inc. .......         13,160           227,142
  DTE Energy Co. .................          5,600           259,672
  Duke Energy Corp. ..............         13,350           262,862
  Edison International............         13,300           598,234
  FirstEnergy Corp. ..............         12,140           720,266
  FPL Group, Inc. ................          9,520           539,308
  Northeast Utilities.............         12,600           348,390
  Sierra Pacific Resources+.......         18,800           319,976
  TXU Corp. ......................         14,530           785,782
  Xcel Energy, Inc. ..............         14,200           331,286
                                                       ------------
                                                          4,392,918
                                                       ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.4%
  Altera Corp.+...................          6,300           126,315
  MEMC Electronic Materials,
    Inc.+.........................          5,720           299,728
  NVIDIA Corp.+...................          6,250           191,562
  Xilinx, Inc. ...................         15,650           380,295
                                                       ------------
                                                            997,900
                                                       ------------
ELECTRONIC DESIGN
  AUTOMATION -- 0.2%
  Cadence Design Systems, Inc.+...         12,000           226,800
  Synopsys, Inc.+.................          8,020           213,332
                                                       ------------
                                                            440,132
                                                       ------------
ENGINES-INTERNAL COMBUSTION --0.1%
  Cummins, Inc. ..................          1,890           254,318
                                                       ------------
ENTERPRISE SOFTWARE/SERVICE --0.9%
  BEA Systems, Inc.+..............         15,320           188,896
  BMC Software, Inc.+.............          8,020           275,808
  Oracle Corp.+...................         81,820         1,404,031
  Sybase, Inc.+...................          8,700           225,243
                                                       ------------
                                                          2,093,978
                                                       ------------
FINANCE-COMMERCIAL -- 0.2%
  CapitalSource, Inc. ............          8,700           241,773
  CIT Group, Inc. ................          4,450           262,372
                                                       ------------
                                                            504,145
                                                       ------------
FINANCE-CONSUMER LOANS -- 0.1%
  The First Marblehead Corp. .....          4,380           238,272
                                                       ------------
FINANCE-CREDIT CARD -- 0.2%
  American Express Co. ...........          6,050           352,231
                                                       ------------
FINANCE-INVESTMENT
  BANKER/BROKER -- 3.8%
  Bear Stearns Cos., Inc. ........          5,210           858,869
  Citigroup, Inc. ................         38,900         2,144,557

-------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER
  (CONTINUED)
  Goldman Sachs Group, Inc. ......          5,470      $  1,160,515
  Lehman Brothers Holdings,
    Inc. .........................         11,880           977,011
  Merrill Lynch & Co., Inc. ......         11,980         1,120,849
  Morgan Stanley..................         27,070         2,241,125
  TD Ameritrade Holding Corp.+....         19,300           341,417
                                                       ------------
                                                          8,844,343
                                                       ------------
FINANCE-MORTGAGE
  LOAN/BANKER -- 0.4%
  Countrywide Financial Corp. ....         19,320           840,034
                                                       ------------
FINANCIAL GUARANTEE
  INSURANCE -- 0.3%
  Ambac Financial Group, Inc. ....          7,800           687,180
                                                       ------------
FOOD-CONFECTIONERY -- 0.1%
  WM Wrigley Jr. Co. .............          5,800           298,816
                                                       ------------
FOOD-MISC. -- 0.1%
  General Mills, Inc. ............          3,400           194,616
                                                       ------------
FOOD-RETAIL -- 0.5%
  Safeway, Inc. ..................         10,090           363,543
  The Kroger Co. .................         34,170           874,752
                                                       ------------
                                                          1,238,295
                                                       ------------
FOOD-
  WHOLESALE/DISTRIBUTION -- 1.0%
  SUPERVALU, Inc. ................         35,230         1,338,035
  Sysco Corp. ....................         27,982           966,778
                                                       ------------
                                                          2,304,813
                                                       ------------
GAS-DISTRIBUTION -- 0.3%
  Energen Corp. ..................          4,720           218,442
  ONEOK, Inc. ....................          5,050           216,695
  Sempra Energy...................          3,850           220,913
                                                       ------------
                                                            656,050
                                                       ------------
HEALTH CARE COST
  CONTAINMENT -- 0.1%
  McKesson Corp. .................          4,320           240,840
                                                       ------------
HOTELS/MOTELS -- 0.3%
  Hilton Hotels Corp. ............          8,500           300,815
  Starwood Hotels & Resorts
    Worldwide, Inc. ..............          4,950           309,771
                                                       ------------
                                                            610,586
                                                       ------------
INDUSTRIAL GASES -- 0.4%
  Praxair, Inc. ..................         16,322         1,029,265
                                                       ------------
INSURANCE-LIFE/HEALTH -- 0.2%
  CIGNA Corp. ....................          1,660           219,784
  Genworth Financial, Inc., Class
    A.............................          6,700           233,830
                                                       ------------
                                                            453,614
                                                       ------------
INSURANCE-MULTI-LINE -- 1.0%
  ACE, Ltd. ......................          9,720           561,622
  Allstate Corp. .................         13,080           786,893
  American Financial Group,
    Inc. .........................          6,660           235,231
  Hartford Financial Services
    Group, Inc. ..................          7,200           683,352
                                                       ------------
                                                          2,267,098
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-
  PROPERTY/CASUALTY -- 0.7%
  Chubb Corp. ....................         15,030      $    782,161
  St. Paul Travelers Cos.,
    Inc. .........................         13,550           689,018
  W.R. Berkley Corp. .............          5,410           179,017
                                                       ------------
                                                          1,650,196
                                                       ------------
INSURANCE-REINSURANCE -- 0.3%
  Berkshire Hathaway, Inc., Class
    B+............................             54           198,037
  RenaissanceRe Holdings, Ltd. ...         11,099           591,244
                                                       ------------
                                                            789,281
                                                       ------------
INTERNET SECURITY -- 0.2%
  Symantec Corp.+.................         24,660           436,729
                                                       ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.1%
  Franklin Resources, Inc. .......          1,700           202,487
                                                       ------------
MACHINERY-CONSTRUCTION &
  MINING -- 0.2%
  Caterpillar, Inc. ..............          2,100           134,547
  Terex Corp.+....................          4,470           254,298
                                                       ------------
                                                            388,845
                                                       ------------
MACHINERY-FARMING -- 0.2%
  AGCO Corp.+.....................          3,206           108,908
  Deere & Co. ....................          4,000           401,120
                                                       ------------
                                                            510,028
                                                       ------------
MACHINERY-GENERAL
  INDUSTRIAL -- 0.1%
  Manitowoc Co., Inc. ............          4,770           247,372
                                                       ------------
MEDICAL INSTRUMENTS -- 0.1%
  Medtronic, Inc. ................          6,050           323,373
                                                       ------------
MEDICAL LABS & TESTING
  SERVICES -- 0.1%
  Laboratory Corp. of America
    Holdings+.....................          2,910           213,710
                                                       ------------
MEDICAL PRODUCTS -- 0.2%
  Johnson & Johnson...............          4,700           313,960
                                                       ------------
MEDICAL-BIOMEDICAL/GENE -- 0.5%
  Amgen, Inc.+....................         11,925           839,162
  MedImmune, Inc.+................          5,600           194,096
                                                       ------------
                                                          1,033,258
                                                       ------------
MEDICAL-DRUGS -- 4.1%
  Abbott Laboratories.............         41,482         2,198,546
  Eli Lilly & Co. ................          2,050           110,946
  Forest Laboratories, Inc.+......          4,100           230,051
  King Pharmaceuticals, Inc.+.....         13,420           239,681
  Merck & Co., Inc. ..............         47,840         2,140,840
  Pfizer, Inc. ...................         64,880         1,702,451
  Schering-Plough Corp. ..........         27,200           680,000
  Sepracor, Inc.+.................          3,100           176,886
  Wyeth...........................         41,430         2,047,057
                                                       ------------
                                                          9,526,458
                                                       ------------
MEDICAL-GENERIC DRUGS -- 0.1%
  Mylan Laboratories, Inc. .......         10,510           232,691
                                                       ------------

-------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
MEDICAL-HMO -- 1.3%
  Aetna, Inc. ....................         25,540      $  1,076,767
  Humana, Inc.+...................          4,140           229,770
  UnitedHealth Group, Inc. .......          3,300           172,458
  WellCare Health Plans, Inc.+....          3,630           281,252
  WellPoint, Inc.+................         15,800         1,238,404
                                                       ------------
                                                          2,998,651
                                                       ------------
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.1%
  AmerisourceBergen Corp. ........          3,830           200,615
                                                       ------------
METAL-ALUMINUM -- 0.1%
  Alcan, Inc. ....................          6,571           335,121
                                                       ------------
METAL-COPPER -- 0.5%
  Phelps Dodge Corp. .............          7,130           881,268
  Southern Copper Corp. ..........          4,370           273,125
                                                       ------------
                                                          1,154,393
                                                       ------------
METAL-DIVERSIFIED -- 0.1%
  Freeport-McMoRan Copper & Gold,
    Inc., Class B.................          3,770           216,813
                                                       ------------
MOTORCYCLE/MOTOR SCOOTER -- 0.3%
  Harley-Davidson, Inc. ..........          8,530           582,343
                                                       ------------
MULTIMEDIA -- 1.2%
  McGraw-Hill Cos., Inc. .........          7,790           522,553
  News Corp., Class A.............         29,700           690,525
  Time Warner, Inc. ..............          9,500           207,765
  Viacom, Inc., Class B+..........          4,972           202,211
  Walt Disney Co. ................         34,620         1,217,586
                                                       ------------
                                                          2,840,640
                                                       ------------
NETWORKING PRODUCTS -- 1.2%
  Cisco Systems, Inc.+............         91,730         2,439,101
  Juniper Networks, Inc.+.........         11,600           210,192
                                                       ------------
                                                          2,649,293
                                                       ------------
NON-HAZARDOUS WASTE
  DISPOSAL -- 0.3%
  Waste Management, Inc. .........         15,990           607,300
                                                       ------------
OFFICE AUTOMATION &
  EQUIPMENT -- 0.2%
  Xerox Corp.+....................         25,850           444,620
                                                       ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.7%
  Apache Corp. ...................         10,550           769,833
  Devon Energy Corp. .............          3,700           259,333
  EOG Resources, Inc. ............          3,800           262,694
  XTO Energy, Inc. ...............          7,400           373,478
                                                       ------------
                                                          1,665,338
                                                       ------------
OIL COMPANIES-INTEGRATED -- 3.6%
  Chevron Corp. ..................         11,320           825,002
  Exxon Mobil Corp. ..............         61,720         4,573,452
  Marathon Oil Corp. .............         10,290           929,598
  Occidental Petroleum Corp. .....         40,120         1,859,963
                                                       ------------
                                                          8,188,015
                                                       ------------

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL REFINING & MARKETING -- 0.5%
  Holly Corp. ....................          4,020      $    211,814
  Tesoro Petroleum Corp. .........          3,420           281,774
  Valero Energy Corp. ............         11,980           650,274
                                                       ------------
                                                          1,143,862
                                                       ------------
OIL-FIELD SERVICES -- 0.7%
  Baker Hughes, Inc. .............          4,400           303,732
  Halliburton Co. ................          4,300           127,022
  Schlumberger, Ltd. .............         16,800         1,066,632
                                                       ------------
                                                          1,497,386
                                                       ------------
PUBLISHING-NEWSPAPERS -- 0.1%
  Gannett Co., Inc. ..............          2,150           125,001
                                                       ------------
REAL ESTATE INVESTMENT
  TRUSTS -- 0.6%
  Apartment Investment &
    Management Co., Class A.......          5,330           333,818
  Hospitality Properties Trust....          4,620           225,456
  Host Marriott Corp. ............          7,900           209,113
  iStar Financial, Inc. ..........          4,420           221,663
  ProLogis........................          3,360           218,400
  Ventas, Inc. ...................          5,510           254,837
                                                       ------------
                                                          1,463,287
                                                       ------------
REAL ESTATE
  MANAGEMENT/SERVICES -- 0.2%
  CB Richard Ellis Group, Inc.,
    Class A+......................          6,380           239,952
  Jones Lang LaSalle, Inc. .......          2,600           271,700
                                                       ------------
                                                            511,652
                                                       ------------
RETAIL-APPAREL/SHOE -- 0.1%
  American Eagle Outfitters,
    Inc. .........................          6,670           215,975
                                                       ------------
RETAIL-AUTO PARTS -- 0.1%
  Advance Auto Parts, Inc. .......          9,019           342,271
                                                       ------------
RETAIL-DRUG STORE -- 0.1%
  CVS Corp. ......................          6,100           205,265
                                                       ------------
RETAIL-MAJOR DEPARTMENT
  STORES -- 0.4%
  J.C. Penney Co., Inc. ..........         10,360           841,646
                                                       ------------
RETAIL-OFFICE SUPPLIES -- 0.8%
  Office Depot, Inc.+.............          4,460           166,759
  OfficeMax, Inc. ................          4,750           229,378
  Staples, Inc. ..................         57,147         1,469,821
                                                       ------------
                                                          1,865,958
                                                       ------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.8%
  Federated Department Stores,
    Inc. .........................         17,920           743,501
  Kohl's Corp.+...................         14,850         1,053,013
                                                       ------------
                                                          1,796,514
                                                       ------------
RETAIL-RESTAURANTS -- 0.5%
  Brinker International, Inc. ....          5,380           169,739
  McDonald's Corp. ...............         23,870         1,058,634
                                                       ------------
                                                          1,228,373
                                                       ------------
SAVINGS & LOANS/THRIFTS -- 0.1%
  Washington Mutual, Inc. ........          4,300           191,737
                                                       ------------

-------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION              SHARES          (NOTE 3)
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Applied Materials, Inc. ........         24,960      $    442,541
  KLA-Tencor Corp. ...............          2,400           118,152
  Lam Research Corp.+.............          4,770           218,513
  Novellus Systems, Inc.+.........          7,600           234,308
  Varian Semiconductor Equipment
    Associates, Inc.+.............          5,260           216,449
                                                       ------------
                                                          1,229,963
                                                       ------------
SEMICONDUCTORS COMPONENTS-
  INTEGRATED CIRCUITS -- 0.3%
  Linear Technology Corp. ........         25,450           787,678
                                                       ------------
STEEL-PRODUCERS -- 0.6%
  Nucor Corp. ....................         14,550           939,057
  Steel Dynamics, Inc. ...........          6,740           264,275
  United States Steel Corp. ......          3,020           252,140
                                                       ------------
                                                          1,455,472
                                                       ------------
TELECOM EQUIPMENT-FIBER
  OPTICS -- 0.5%
  Corning, Inc.+..................         54,500         1,135,780
                                                       ------------
TELECOM SERVICES -- 0.3%
  Embarq Corp. ...................         10,360           575,084
                                                       ------------
TELEPHONE-INTEGRATED -- 2.1%
  AT&T, Inc. .....................         88,882         3,344,630
  CenturyTel, Inc. ...............          4,990           223,752
  Sprint Corp. ...................         14,750           262,992
  Verizon Communications, Inc. ...         28,050         1,080,486
                                                       ------------
                                                          4,911,860
                                                       ------------
TELEVISION -- 0.1%
  CBS Corp., Class B..............          4,150           129,356
                                                       ------------
TOBACCO -- 2.0%
  Altria Group, Inc. .............         38,540         3,368,011
  Loews Corp.-Carolina Group......          3,620           248,115
  Reynolds American, Inc. ........         11,740           757,230
  UST, Inc. ......................          3,760           215,974
                                                       ------------
                                                          4,589,330
                                                       ------------
TOYS -- 0.3%
  Hasbro, Inc. ...................          7,800           221,520
  Marvel Entertainment, Inc.+.....          7,920           221,126
  Mattel, Inc. ...................          9,880           240,677
                                                       ------------
                                                            683,323
                                                       ------------
TRANSPORT-MARINE -- 0.1%
  Overseas Shipholding Group,
    Inc. .........................          3,640           226,153
                                                       ------------
TRANSPORT-RAIL -- 0.9%
  CSX Corp. ......................          5,600           206,024
  Norfolk Southern Corp. .........         38,800         1,926,420
                                                       ------------
                                                          2,132,444
                                                       ------------
TRAVEL SERVICE -- 0.1%
  Sabre Holdings Corp., Class A...          8,240           266,234
                                                       ------------
VITAMINS & NUTRITION
  PRODUCTS -- 0.1%
  NBTY, Inc.+.....................          4,980           258,213
                                                       ------------
WEB PORTALS/ISP -- 0.6%
  Google, Inc., Class A+..........          1,500           751,950
  Yahoo!, Inc.+...................         18,250           516,657
                                                       ------------
                                                          1,268,607
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                        SHARES/
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WIRE & CABLE PRODUCTS -- 0.1%
  General Cable Corp.+............          5,160      $    222,551
                                                       ------------
WIRELESS EQUIPMENT -- 0.6%
  Crown Castle International
    Corp.+........................         11,900           418,404
  Motorola, Inc. .................         18,950           376,157
  QUALCOMM, Inc. .................         12,550           472,633
                                                       ------------
                                                          1,267,194
                                                       ------------
TOTAL COMMON STOCK
  (cost $120,866,084).............                      138,370,382
                                                       ------------
ASSET BACKED SECURITIES -- 12.4%
DIVERSIFIED FINANCIAL
  SERVICES -- 12.4%
  Adjustable Rate Mtg. Trust
    Series 2006-2, Class 6A1
    5.49% due 05/25/36(1).........     $  495,160           495,158
  American Home Mtg. Assets
    Series 2006-2, Class 2A1
    5.51% due 09/25/46(1).........        918,510           912,848
  Asset Backed Securities Corp.
    Home Equity
    Series 2006-HE4, Class A5
    5.51% due 05/25/36(1).........        500,000           500,404
  Banc of America Commercial Mtg.,
    Inc.
    Series 2005-2, Class A5
    4.86% due 07/10/43(2)(3)......      1,000,000           958,618
  Bank of America Credit Card
    Trust
    Series 2006-C4, Class C4
    5.58% due 11/15/11(1).........        400,000           400,438
  Capital Auto Receivables Asset
    Trust
    Series 2006-1, Class A2A
    5.03% due 09/15/08............        264,780           264,532
  Capital Auto Receivables Asset
    Trust
    Series 2006-1, Class A3
    5.03% due 10/15/09............        420,000           418,557
  Capital One Auto Finance Trust
    Series 2006-A, Class A3
    5.33% due 11/15/10............        980,000           979,827
  Citigroup Commercial Mtg. Trust
    Series 2006-C4, Class A3
    5.72% due 03/15/49(2).........        305,000           310,849
  CNH Equipment Trust
    Series 2006-A, Class A3
    5.20% due 08/16/10............      1,000,000           998,370
  Countrywide Alternative Loan
    Trust
    Series 2006-OA9, Class 1A1
    5.52% due 07/20/36(1)(3)......        919,047           916,437
  Countrywide Alternative Loan
    Trust
    Series 2006-OA2, Class A1
    5.53% due 05/20/46(1)(3)......        891,301           891,768
  Countrywide Alternative Loan
    Trust
    Series 2006-OA12, Class A2
    5.53% due 09/20/46(1)(3)......        907,437           906,399

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  Countrywide Alternative Loan
    Trust
    Series 2006-OA8, Class 1A1
    5.57% due 07/25/46(1)(3)......     $  954,207      $    955,516
  Countrywide Alternative Loan
    Trust
    Series 2006-41CB, Class 2A12
    6.00% due 01/25/37(3).........        718,298           715,982
  Countrywide Alternative Loan
    Trust
    Series 2006-23CB, Class 2A1
    6.50% due 08/25/36(3).........        576,263           577,679
  Countrywide Alternative Loan
    Trust
    Series 2006-J5, Class 1A1
    6.50% due 09/25/36(3).........        921,188           929,238
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C3 Class A3
    5.83% due 06/15/38(2)(3)......        460,000           472,130
  First Horizon Alternative Mtg.
    Securities
    Series 2006-FA4, Class 1A1
    6.00% due 08/25/36(3).........        655,266           652,687
  Ford Credit Auto Owner Trust
    Series 2006-A, Class A3
    5.05% due 03/15/10............        355,000           353,613
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(2).........      1,000,000         1,002,889
  GSAMP Trust
    Series 2006-FMT, Class A2C
    5.48% due 04/25/36(1)(3)......        750,000           750,539
  Harborview Mortgage Loan Trust
    Series 2006-5, Class 2A1A
    5.50% due 07/20/36(1)(3)......        928,606           930,308
  Home Equity Asset Trust
    Series 2006-3, Class 2A2
    5.48% due 07/25/36(1).........      1,000,000         1,000,929
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/17/11............        975,000           974,707
  Household Automotive Trust
    Series 2006-2, Class A2
    5.61% due 06/17/09............      1,000,000         1,001,309
  LB-UBS Commercial Mtg. Trust
    Series 2006-C4, Class A4
    5.90% due 06/15/38(2)(3)......        220,000           227,221
  Long Beach Mtg. Loan Trust
    Series 2006-4, Class 2A3
    5.48% due 05/25/36(1).........      1,000,000         1,000,636
  Long Beach Mtg. Loan Trust
    Series 2006-5, Class M2
    5.62% due 06/25/36(1).........        500,000           501,458
  Master Asset Backed Securities
    Trust
    Series 2006-AB1, Class A1
    5.46% due 02/25/36(1).........        539,448           539,673
  Merrill Lynch Mtg. Trust
    Series 2005-CK11, Class A6
    5.24% due 11/12/37(2)(3)......      1,000,000           986,363

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
ASSET BACKED SECURITIES
  (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  Merrill Lynch Mtg. Trust
    Series 2006-C1, Class A4
    5.66% due 05/12/39(2)(3)......     $  140,000      $    142,231
  Morgan Stanley ABS Capital I
    Series 2006-HE4, Class A3
    5.47% due 06/25/36(1).........        750,000           751,766
  Morgan Stanley Capital I
    Series 2006-IQ12 Class A4
    5.33% due 12/15/43............        465,000           457,520
  Residential Accredit Loans, Inc.
    Series 2006-QO4, Class 2A1
    5.51% due 04/25/46(1)(3)......        954,505           954,222
  Residential Asset Securities
    Corp.
    Series 2004-KS11, Class AI2
    5.59% due 12/25/34(1).........         92,423            92,662
  Residential Asset Securitization
    Trust
    Series 2006-A2, Class A3
    6.00% due 05/25/36(3).........        465,959           462,714
  Soundview Home Equity Loan Trust
    Series 2006-OPT5, Class M3
    5.64% due 07/25/36............        500,000           503,009
  Specialty Underwriting &
    Residential Finance
    Series 2006-BC3, Class M2
    5.61% due 06/25/37(1).........        450,000           450,323
  Wachovia Auto Owner Trust
    Series 2005-B, Class A5
    4.93% due 11/20/12............      1,000,000           988,922
  Wachovia Bank Commercial Mtg.
    Trust Series 2006-C29, Class
    A4
    5.32% due 11/15/48............        310,000           304,184
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C26, Class A3
    6.01% due 06/15/45(2)(3)......        305,000           315,332
  Wamu Alternative Mtg. Pass-
    Through Certificates
    Series 2006-5, Class 2CB1
    6.00% due 07/25/36(3).........        405,101           404,099
  Wells Fargo Home Equity Trust
    Series 2006-1, Class A3
    5.47% due 05/25/36(1).........        500,000           498,047
                                                       ------------
TOTAL ASSET BACKED SECURITIES
  (cost $28,861,283)..............                       28,852,113
                                                       ------------
CONVERTIBLE BONDS & NOTES -- 0.0%
TELECOM SERVICES -- 0.0%
  ICO North America, Inc.
    Notes
    7.50% due 08/15/09(5)(8)
    (cost $35,000)................         35,000            37,800
                                                       ------------

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
CORPORATE BONDS & NOTES -- 7.1%
AEROSPACE/DEFENSE-
  EQUIPMENT -- 0.1%
  United Technologies Corp.
    Notes
    5.44% due 06/01/09............     $  250,000      $    250,305
                                                       ------------
AUTO-CARS/LIGHT TRUCKS -- 0.4%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    5.88% due 03/15/11............        480,000           481,091
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    5.90% due 10/31/08............        400,000           401,773
                                                       ------------
                                                            882,864
                                                       ------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.0%
  TRW Automotive, Inc.
    Senior Notes
    9.38% due 02/15/13............         50,000            53,500
                                                       ------------
BANKS-COMMERCIAL -- 0.1%
  HSBC Bank USA
    Series BKNT
    Sub. Notes
    5.63% due 08/15/35............        115,000           109,895
                                                       ------------
BANKS-SUPER REGIONAL -- 0.1%
  SunTrust Preferred Capital I
    Notes
    5.85% due 12/15/11(1)(9)......        185,000           186,663
                                                       ------------
BEVERAGES-WINE/SPIRITS -- 0.0%
  Constellation Brands, Inc.
    Company Guar. Notes
    7.25% due 09/01/16............         30,000            30,675
                                                       ------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.1%
  Owens Corning, Inc.
    Senior Notes
    7.00% due 12/01/36*...........        140,000           141,724
                                                       ------------
BUILDING-RESIDENTIAL/
  COMMERCIAL -- 0.0%
  Beazer Homes USA, Inc.
    Senior Notes
    6.50% due 11/15/13............         75,000            72,187
  K Hovnanian Enterprises, Inc.
    Senior Notes
    8.63% due 01/15/17............         20,000            21,100
                                                       ------------
                                                             93,287
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES
  (CONTINUED)
CABLE TV -- 0.3%
  Charter Communications Operating
    LLC
    Senior Notes
    8.00% due 04/30/12*...........     $   35,000      $     36,356
  Comcast Corp.
    Company Guar. Notes
    5.67% due 07/14/09............        400,000           400,954
  DirecTV Holdings LLC
    Company Guar. Notes
    6.38% due 06/15/15............         35,000            33,338
  Echostar DBS Corp.
    Company Guar. Notes
    7.13% due 02/01/16............        140,000           140,525
                                                       ------------
                                                            611,173
                                                       ------------
CASINO HOTEL -- 0.0%
  MGM Mirage, Inc.
    Senior Notes
    5.88% due 02/27/14............         70,000            64,925
                                                       ------------
CELLULAR TELECOM -- 0.1%
  Cingular Wireless Services, Inc.
    Senior Notes
    8.75% due 03/01/31............        200,000           258,639
  Dobson Cellular Systems, Inc.
    Sec. Notes
    8.38% due 11/01/11............         20,000            21,125
                                                       ------------
                                                            279,764
                                                       ------------
CHEMICALS-DIVERSIFIED -- 0.0%
  Huntsman LLC
    Company Guar. Senior Notes
    11.50% due 07/15/12...........         45,000            51,075
                                                       ------------
CHEMICALS-PLASTICS -- 0.0%
  PolyOne Corp.
    Company Guar. Notes
    10.63% due 05/15/10...........         25,000            26,563
                                                       ------------
COAL -- 0.0%
  Arch Western Finance LLC
    Sec. Notes
    6.75% due 07/01/13............         55,000            54,312
                                                       ------------
COLLATERIZED MORTGAGE OBLIGATION-
  OTHER-0.4%
  Countrywide Alternative Loan
    Trust
    Series 2006-OA1, Class 2A1
    5.56% due 02/25/36............        819,300           819,579
                                                       ------------
COMMERCIAL SERVICES -- 0.0%
  Iron Mountain, Inc.
    Company Guar. Senior Sec.
    Notes
    7.75% due 01/15/15............         15,000            15,300
                                                       ------------
COMPUTERS -- 0.1%
  Hewlett-Packard Co.
    Senior Notes
    5.50% due 05/22/09............        250,000           250,434
                                                       ------------
CONSUMER PRODUCTS-MISC. -- 0.0%
  Jarden Corp.
    Company Guar. Notes
    9.75% due 05/01/12............         25,000            26,469
                                                       ------------

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
CONTAINERS-METAL/GLASS -- 0.0%
  Owens-Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.25% due 05/15/13............     $   50,000      $     52,125
                                                       ------------
ELECTRIC-INTEGRATED -- 0.4%
  Appalachian Power Co.
    Notes
    6.38% due 04/01/36............        155,000           157,255
  Dominion Resources, Inc.
    Senior Notes
    5.15% due 07/15/15............        420,000           405,926
  Midamerican Energy Holdings Co.
    Bonds
    6.13% due 04/01/36............        205,000           206,093
  Southern Energy Corp.
    7.90% due
    07/15/09+(5)(6)(8)............        200,000                 0
  NiSource Finance Corp.
    Company Guar. Bonds
    5.45% due 09/15/20............        115,000           106,840
  Xcel Energy, Inc.
    Senior Notes
    6.50% due 07/01/36............         95,000            99,289
                                                       ------------
                                                            975,403
                                                       ------------
ELECTRIC-TRANSMISSION -- 0.1%
  ITC Holdings Corp.
    Notes
    6.38% due 09/30/36*...........        125,000           124,163
                                                       ------------
ELECTRONICS-MILITARY -- 0.0%
  L-3 Communications Corp.
    Senior Sub. Notes
    5.88% due 01/15/15............         30,000            28,425
                                                       ------------
FINANCE-AUTO LOANS -- 0.1%
  Ford Motor Credit Co.
    Senior Notes
    7.25% due 10/25/11............         75,000            73,193
  General Motors Acceptance Corp.
    Notes
    6.88% due 08/28/12............         70,000            71,141
                                                       ------------
                                                            144,334
                                                       ------------
FINANCE-COMMERCIAL -- 0.1%
  Caterpillar Financial Services
    Corp.
    Notes
    5.44% due 05/18/09............        250,000           250,322
                                                       ------------
FINANCE-CONSUMER LOANS -- 0.2%
  HSBC Finance Corp.
    Senior Notes
    5.46% due 06/19/09............        200,000           200,260
  HSBC Finance Corp.
    Senior Notes
    5.70% due 06/01/11............        180,000           182,344
                                                       ------------
                                                            382,604
                                                       ------------
FINANCE-CREDIT CARD -- 0.1%
  Capital One Capital III
    Company Guar. Bonds
    7.69% due 08/15/36............        130,000           146,307
                                                       ------------

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES
  (CONTINUED)
FINANCE-INVESTMENT BANKER/
  BROKER -- 1.2%
  Credit Suisse USA, Inc.
    Senior Notes
    5.48% due 12/09/08............     $  500,000      $    500,897
  Credit Suisse USA, Inc.
    Senior Notes
    5.50% due 08/16/11............         80,000            80,563
  Goldman Sachs Group, Inc.
    Senior Notes
    5.46% due 06/23/09............        225,000           225,158
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17............        105,000           103,650
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.95% due 01/15/27............        315,000           308,543
  Lehman Brothers Holdings, Inc.
    Senior Notes
    5.25% due 02/06/12............        190,000           188,785
  Lehman Brothers Holdings, Inc.
    Senior Notes
    5.75% due 07/18/11............         65,000            66,007
  Lehman Brothers Holdings, Inc.
    Sub. Notes
    5.75% due 01/03/17............        170,000           170,665
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.00% due 02/17/09............        750,000           759,943
  Morgan Stanley
    Notes
    5.45% due 01/09/17............        235,000           229,978
  Morgan Stanley
    Senior Notes
    5.63% due 01/09/12............        100,000           101,040
                                                       ------------
                                                          2,735,229
                                                       ------------
FINANCE-MORTGAGE LOAN/
  BANKER -- 0.5%
  Countrywide Financial Corp.
    Company Guar. Notes
    5.59% due 03/24/09............        300,000           300,680
  Residential Capital Corp.
    Senior Notes
    6.38% due 06/30/10............        409,000           412,415
  Residential Capital Corp.
    Senior Notes
    6.47% due 04/17/09............        400,000           403,305
  Residential Capital LLC
    Company Guar. Notes
    5.85% due 06/09/08............        100,000            99,825
                                                       ------------
                                                          1,216,225
                                                       ------------
FUNERAL SERVICES & RELATED
  ITEMS -- 0.0%
  Service Corp. International
    Senior Notes
    7.38% due 10/01/14............         95,000            97,850
                                                       ------------
HOME FURNISHINGS -- 0.0%
  Sealy Mattress Co.
    Senior Sub. Notes
    8.25% due 06/15/14............         60,000            63,000
                                                       ------------

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
INDEPENDENT POWER PRODUCER -- 0.0%
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16............     $   30,000      $     30,037
                                                       ------------
INSURANCE-LIFE/HEALTH -- 0.2%
  Lincoln National Corp.
    Jr. Sub. Bonds
    7.00% due 05/17/66(1).........        120,000           126,909
  Reinsurance Group of America,
    Inc.
    Jr. Sub. Debentures
    6.75% due 12/15/65(1).........        235,000           234,603
                                                       ------------
                                                            361,512
                                                       ------------
INSURANCE-MULTI-LINE -- 0.1%
  Hartford Financial Services
    Group, Inc.
    Senior Notes
    5.25% due 10/15/11............         80,000            79,602
  Metlife, Inc.
    Jr. Sub. Notes
    6.40% due 12/15/36............        120,000           120,227
                                                       ------------
                                                            199,829
                                                       ------------
MEDICAL PRODUCTS -- 0.0%
  Fresenius Medical Care Capital
    Trust II Company
    Guar. Notes
    7.88% due 02/01/08............         45,000            45,675
                                                       ------------
MEDICAL-HOSPITALS -- 0.0%
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*...........         15,000            15,937
  HCA, Inc.
    Sec Notes
    9.63% due 11/15/16*...........         20,000            21,475
                                                       ------------
                                                             37,412
                                                       ------------
MULTIMEDIA -- 0.3%
  News America, Inc.
    Company Guar. Notes
    6.20% due 12/15/34............        150,000           145,516
  Time Warner, Inc.
    Notes
    5.88% due 11/15/16............        160,000           159,642
  Viacom, Inc.
    Senior Notes
    5.71% due 06/16/09............        215,000           215,730
  Viacom, Inc.
    Senior Notes
    6.25% due 04/30/16............        160,000           159,383
                                                       ------------
                                                            680,271
                                                       ------------
MUSIC -- 0.0%
  WMG Acquisition Corp.
    Senior Sub. Notes
    7.38% due 04/15/14............         10,000             9,850
  WMG Holdings Corp.
    Senior Disc. Notes
    9.50% due 12/15/14(10)........         15,000            12,075
                                                       ------------
                                                             21,925
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
CORPORATE BONDS & NOTES
  (CONTINUED)
NETWORKING PRODUCTS -- 0.2%
  Cisco Systems, Inc.
    Senior Notes
    5.25% due 02/22/11............     $  485,000      $    484,636
                                                       ------------
NON-HAZARDOUS WASTE
  DISPOSAL -- 0.0%
  Allied Waste North America, Inc.
    Senior Notes
    6.13% due 02/15/14............         20,000            19,050
                                                       ------------
OFFICE SUPPLIES & FORMS -- 0.0%
  Acco Brands Corp.
    Company Guar. Notes
    7.63% due 08/15/15............         60,000            58,950
                                                       ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.1%
  Chesapeake Energy Corp.
    Company Guar. Notes
    6.50% due 08/15/17............         45,000            42,975
  Pemex Project Funding Master
    Trust Company Guar. Notes
    7.17% due 10/15/09............        250,000           258,750
                                                       ------------
                                                            301,725
                                                       ------------
OIL REFINING & MARKETING -- 0.2%
  Enterprise Products Operating LP
    Company Guar. Notes
    5.00% due 03/01/15............        440,000           414,298
                                                       ------------
PAPER & RELATED PRODUCTS -- 0.0%
  Georgia-Pacific Corp.
    Debentures
    7.70% due 06/15/15............         45,000            45,844
                                                       ------------
PIPELINES -- 0.2%
  Duke Capital LLC
    Senior Notes
    8.00% due 10/01/19............        150,000           170,399
  Energy Transfer Partners LP
    Senior Notes
    6.63% due 10/15/36............         60,000            61,535
  Kinder Morgan Energy Partners LP
    Bonds
    6.50% due 02/01/37............         65,000            65,084
  ONEOK Partners LP
    Company Guar. Notes
    5.90% due 04/01/12............        145,000           146,667
                                                       ------------
                                                            443,685
                                                       ------------
PRIVATE CORRECTIONS -- 0.0%
  Corrections Corp. of America
    Company Guar. Notes
    6.25% due 03/15/13............         25,000            24,625
                                                       ------------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Home Depot, Inc.
    Senior Notes
    5.88% due 12/16/36............        150,000           146,179
                                                       ------------
RETAIL-DRUG STORE -- 0.1%
  CVS Lease Pass Through Trust
    Pass Through Certs.*
    6.04% due 12/10/28............        154,743           152,190
                                                       ------------

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
SPECIAL PURPOSE ENTITIES -- 0.7%
  ABX Financing Co.
    Company Guar. Bonds
    6.35% due 10/15/36*...........     $  150,000      $    147,928
  Consolidated Communications
    Holdings
    Senior Notes
    9.75% due 04/01/12............        312,000           331,500
  Core Investment Grade Bond Trust
    I
    Pass Through Certs.
    Series 2002-1
    4.66% due 11/30/07............        700,435           692,548
  Deutsche Bank Capital Funding
    Trust VII
    Bonds
    5.63% due 01/19/16*(1)(9).....        245,000           239,874
  Swiss Re Capital I LP
    Company Guar. Notes
    6.85% due 05/25/16*(1)(9).....        240,000           251,241
                                                       ------------
                                                          1,663,091
                                                       ------------
TELEPHONE-INTEGRATED -- 0.4%
  AT&T, Inc.
    Notes
    5.46% due 05/15/08............        250,000           250,161
  AT&T, Inc.
    Notes
    6.80% due 05/15/36............        235,000           249,767
  BellSouth Corp.
    Notes
    4.20% due 09/15/09............        445,000           432,355
                                                       ------------
                                                            932,283
                                                       ------------
TRANSPORT-RAIL -- 0.1%
  Burlington Northern Santa Fe
    Corp.
    Debentures
    8.13% due 04/15/20............        164,000           193,780
                                                       ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $16,363,525)..............                       16,421,491
                                                       ------------
FOREIGN CORPORATE BONDS &
  NOTES -- 3.2%
AGRICULTURAL CHEMICALS -- 0.1%
  Potash Corp. of Saskatchewan
    Notes
    5.88% due 12/01/36............        120,000           115,741
                                                       ------------
BANKS-COMMERCIAL -- 1.1%
  Barclays Bank PLC
    Notes
    5.93% due 12/15/16*(1)(9).....        235,000           236,391
  Commonwealth Bank of Australia
    Bonds
    6.02% due 03/15/16*(1)(9).....        250,000           250,867
  Glitnir Banki HF
    Notes
    5.37% due 01/21/11*...........        305,000           305,094
  HBOS PLC
    Sub. Bonds
    5.92% due 10/01/15*(1)(9).....        400,000           391,213
  Landsbanki Islands HF
    Notes
    6.10% due 08/25/11*...........        190,000           192,867

---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES
  (CONTINUED)
BANKS-COMMERCIAL (CONTINUED)
  Lloyds TSB Group PLC
    Bonds
    6.27% due 11/14/16*(1)(9).....     $  300,000      $    297,253
  Shinsei Finance II
    Bonds
    7.16% due 07/25/16*(1)(9).....        325,000           327,493
  Standard Chartered PLC
    Sub. Notes
    6.41% due 01/30/17*(1)(9).....        200,000           196,743
  VTB Capital SA
    Notes
    6.12% due 09/21/07............        375,000           375,375
                                                       ------------
                                                          2,573,296
                                                       ------------
BANKS-MORTGAGE -- 0.2%
  Bancaja U.S. Debt SAU
    Bank Guar. Notes
    5.52% due 07/10/09*...........        200,000           200,154
  CAM US Finance SA Sociedad
    Unipersonal
    Bank Guar. Notes
    5.51% due 02/01/10*...........        200,000           199,944
                                                       ------------
                                                            400,098
                                                       ------------
CELLULAR TELECOM -- 0.1%
  America Movil SA de CV
    Bonds
    6.38% due 03/01/35............        154,000           148,731
  Rogers Wireless, Inc.
    Sec. Notes
    6.38% due 03/01/14............         15,000            15,019
                                                       ------------
                                                            163,750
                                                       ------------
ELECTRONIC COMPONENTS-
  MISC. -- 0.0%
  NXP BV/NXP Funding LLC
    Senior Notes
    7.88% due 10/15/14*...........         20,000            20,650
                                                       ------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 0.3%
  Kaupthing Bank
    Sub. Notes
    7.13% due 05/19/16*...........        135,000           142,588
  Kaupthing Bank
    Senior Notes
    5.75% due 10/04/11*...........        335,000           333,874
  Kaupthing Bank
    Senior Notes
    6.07% due 01/15/10*...........        300,000           302,042
                                                       ------------
                                                            778,504
                                                       ------------
GAS-DISTRIBUTION -- 0.1%
  Nakilat, Inc.
    Sec. Notes
    6.07% due 12/31/33*...........        150,000           144,764
                                                       ------------

-------------------------------------------------------------------
                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.3%
  Gazprom International SA
    Senior Notes
    7.20% due 02/01/20*...........     $  146,000      $    152,716
  Gazprom International SA
    Bonds
    7.20% due 02/01/20............        210,000           218,148
  Gazprom International SA
    Notes
    9.13% due 04/25/07............        150,000           151,110
  Ras Laffan Liquefied Natural Gas
    Co., Ltd. III
    Company Guar. Senior Notes
    5.83% due 09/30/16*...........        300,000           301,569
                                                       ------------
                                                            823,543
                                                       ------------
OIL COMPANIES-INTEGRATED -- 0.1%
  Qatar Petroleum
    Notes
    5.58% due 05/30/11*...........        270,000           269,773
                                                       ------------
PRINTING-COMMERCIAL -- 0.0%
  Quebecor World Capital Corp.
    Senior Notes
    8.75% due 03/15/16*...........         25,000            25,125
                                                       ------------
PROPERTY TRUST -- 0.1%
  WEA Finance/WCI Finance
    Senior Notes
    5.70% due 10/01/16*...........        245,000           243,396
                                                       ------------
SATELLITE TELECOM -- 0.0%
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    9.25% due 06/15/16*...........         25,000            27,438
                                                       ------------
SPECIAL PURPOSE ENTITIES -- 0.6%
  IIRSA Norte Finance, Ltd.
    Senior Notes
    8.75% due 05/30/24............        109,354           123,570
  Mizuho Capital Investment 1,
    Ltd.
    Sub. Notes
    6.69% due 06/30/16*(1)(9).....        246,000           246,183
  MUFG Capital Finance 1, Ltd.
    Company Guar. Notes
    6.35% due 07/25/16(9).........        335,000           337,877
  Resona Preferred Global
    Securities Cayman, Ltd.
    Bonds
    7.19% due 07/30/15*(1)(9).....        345,000           360,813
  SMFG Preferred Capital USD 1,
    Ltd.
    Bonds
    6.08% due 01/25/17*(1)(9).....        245,000           241,011
                                                       ------------
                                                          1,309,454
                                                       ------------
TELEPHONE-INTEGRATED -- 0.2%
  Telefonica Emisiones SAU
    Company Guar. Notes
    5.67% due 06/19/09............        500,000           500,700
                                                       ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $7,359,998)...............                        7,396,232
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES -- 1.1%
SOVEREIGN -- 1.1%
  Brazilian Government
    International Bond
    12.25% due 03/06/30...........     $  110,000      $    182,050
  Mexico Government International
    Bond
    6.07% due 01/13/09............        450,000           454,275
  Republic of Argentina
    Bonds
    5.48% due 08/03/12............        515,000           367,452
  Republic of Peru
    Bonds
    5.00% due 03/07/17............        350,400           348,823
  Russian Federation
    Notes
    12.75% due 06/24/28...........        120,000           214,409
  Ukraine Government International
    Notes
    6.88% due 03/04/11............        220,000           225,544
  Ukraine Government International
    Notes
    8.90% due 08/05/09............        100,000           106,000
  Ukraine Government International
    Senior Bonds
    6.58% due 11/21/16*...........        125,000           125,113
  Ukrainian Soviet Socialist
    Republic
    Notes
    7.65% due 06/11/13............        100,000           107,240
  United Mexican States, Series
    MTNA Bonds
    8.00% due 09/24/22............        270,000           323,325
                                                       ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $2,398,606)...............                        2,454,231
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 20.1%
FEDERAL HOME LOAN MTG. CORP. -- 9.3%
    4.63% due 02/01/08............     $1,500,000         1,490,558
    4.88% due 02/17/09............      2,535,000         2,522,680
    5.00% due March TBA...........      4,450,000         4,273,389
    5.00% due 03/01/19............        168,022           164,418
    5.50% due March TBA...........        535,000           526,306
    5.50% due 07/01/34............        632,791           623,989
    6.00% due March TBA...........      2,250,000         2,273,906
    6.00% due 12/01/33............      1,467,062         1,477,613
    6.50% due March TBA...........      7,280,000         7,398,300
    6.50% due 05/01/16............        102,659           104,889
    6.75% due 09/15/29............        245,000           289,537
    7.00% due 04/01/32............        235,241           242,236
                                                       ------------
                                                         21,387,821
                                                       ------------
FEDERAL NATIONAL MTG. ASSOC. -- 9.0%
    4.63% due 10/15/13............      1,945,000         1,891,870
    5.00% due March TBA...........      4,250,000         4,077,344
    5.00% due 03/01/18............        207,402           203,315
    5.00% due 04/01/18............         40,232            39,448
    5.00% due 07/01/18............        276,540           271,091
    5.00% due 08/01/18............        228,821           224,312
    5.00% due 09/01/18............        847,074           830,383
    5.00% due 06/01/19............        173,398           169,773
    5.25% due 09/15/16............        120,000           120,849
    5.50% due 10/01/17............        591,887           590,611

-------------------------------------------------------------------
                                       PRINCIPAL
                                     AMOUNT/SHARES        VALUE
       SECURITY DESCRIPTION          SUBJECT TO PUT      (NOTE 3)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    5.50% due 11/01/17............     $  191,009      $    190,597
    5.50% due 12/01/33............      2,506,389         2,471,508
    6.00% due 08/01/17............        325,612           329,699
    6.00% due 12/01/33............        941,539           947,319
    6.00% due 07/01/34............        477,086           479,844
    7.00% due 12/01/35............      1,079,556         1,107,709
    7.00% due 02/01/36............        726,774           744,661
    7.00% due 05/01/36............         74,635            76,472
    7.00% due 09/01/36............        625,409           640,802
    7.00% due 06/01/36............        788,267           807,669
    7.00% due 07/01/36............        276,856           283,671
    7.00% due 08/01/36............        760,566           780,400
    7.00% due 01/01/36............        368,502           378,112
  Federal National Mtg. Assoc. REMIC
    Series 2006-43, Class G
    6.50% due 09/25/33............        437,630           441,658
  Federal National Mtg. Assoc. REMIC
    Series 2006-59, Class DC
    6.50% due 12/25/33............      1,368,396         1,381,908
  Federal National Mtg. Assoc. REMIC
    Series 2006-63, Class AE
    6.50% due 10/25/33............        854,826           863,010
  Federal National Mtg. Assoc. REMIC
    Series 2006-78, Class BC
    6.50% due 01/25/34............        364,318           367,960
                                                       ------------
                                                         20,711,995
                                                       ------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 1.7%
    5.50% due 01/15/34............      1,364,737         1,352,041
    5.50% due March TBA...........        865,000           855,809
    6.00% due February TBA........      1,510,000         1,524,156
    7.50% due 01/15/32............        229,645           239,699
                                                       ------------
                                                          3,971,705
                                                       ------------
TENNESSEE VALLEY AUTHORITY -- 0.1%
  4.65% due 06/15/35..............        248,000           223,295
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $46,700,199)..............                       46,294,816
                                                       ------------
U.S. GOVERNMENT TREASURIES -- 0.8%
UNITED STATES TREASURY NOTES -- 0.8%
    4.38% due 12/31/07(7).........         50,000            49,695
    4.63% due 02/29/08............        275,000           273,775
    4.63% due 11/15/16(7).........      1,455,000         1,432,493
    4.88% due 05/15/09(7).........         15,000            14,990
                                                       ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $1,774,000)...............                        1,770,953
                                                       ------------
PUT OPTIONS PURCHASED -- (0.0%)+
  U.S. Treasury 5 Yr Notes
    February 2007 (Strike price
    $104.00)
    (cost $5,066).................         34,000             3,186
                                                       ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $224,361,312).............                      241,601,204
                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.2%
ASSET BACKED COMMERCIAL
  PAPER -- 0.8%
  Scaldis Capital LLC
    5.25% due 02/26/07............      1,750,000         1,743,620
                                                       ------------

---------------------
    76

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                       PRINCIPAL          VALUE
       SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
-------------------------------------------------------------------
COMMERCIAL PAPER -- 1.4%
  CAN, Ltd.
    5.26% due 02/22/07............     $1,500,000         1,495,397
  CRC Funding LLC
    5.27% due 02/16/07............      1,750,000         1,746,161
                                                       ------------
                                                          3,241,558
                                                       ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $4,985,178).................................      4,985,178
                                                       ------------
REPURCHASE AGREEMENT -- 1.0%
  Agreement with State Street Bank
    & Trust Co., bearing interest
    at 3.00%, dated 01/31/07, to
    be repurchased 02/01/07 in the
    amount of $2,254,188 and
    collateralized by $2,295,000
    Federal Home Loan Mtg. Corp.
    Notes, bearing interest at
    2.75%, due 11/21/13 and having
    an approximate value of
    $2,303,606 (cost
    $2,254,000)...................      2,254,000         2,254,000
                                                       ------------
TOTAL INVESTMENTS
  (cost $231,600,490)(4)..........          108.2%      248,840,382
Liabilities in excess of other
  assets..........................           (8.2)      (18,847,367)
                                       ----------      ------------
NET ASSETS........................          100.0%     $229,993,015
                                       ==========      ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $6,665,962 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.
(2) Variable Rate Security -- the rate reflected is as of January 31, 2007, maturity date reflects the stated maturity date.
(3)  Collateralized Mortgaged Obligation
(4)  See Note 4 for cost of investments on a tax basis
(5)  Fair Value; see Note 3
(6)  Illiquid Security
(7) The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(8) To the extent permitted by the Statement of Additional Information, the SunAmerica Balanced Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 3. Restricted Securities held by a portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2007, the SunAmerica Balanced Portfolio held the following restricted securities:

                                                                                     % OF
                                 ACQUISITION   PRINCIPAL/   ACQUISITION   MARKET     NET
      NAME                          DATE         SHARES        COST        VALUE    ASSETS
      ----                       -----------   ----------   -----------   -------   ------
      ICO North America, Inc.
       7.50% due 08/15/2009....  08/11/2005     $35,000       $35,000     $37,000    0.0%
      Southern Energy Corp.
       7.90% due 07/15/09......  01/10/2006     200,000             0          0     0.0%
                                                                          -------    ---
                                                                          $37,000    0.0%
                                                                          =======    ===

(9) Perpetual Maturity date. The maturity date shown represents the next call date.
(10) "Step Up" bond where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                           ---------------------

SUNAMERICA SERIES TRUST SUNAMERICA BALANCED PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER
    OF                                                                     EXPIRATION    VALUE AT      VALUE AS OF
 CONTRACTS                           DESCRIPTION                              DATE      TRADE DATE   JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------------
  1   Long   S&P 500 Index...............................................  March 07     $ 355,255       $  360,750
 41   Long   U.S. Treasury Bonds.........................................  March 07     4,647,526        4,515,125
 75   Long   U.S. Treasury 5 Year Notes..................................  March 07     7,859,628        7,839,844
 19   Short  U.S. Treasury 10 Year Notes.................................  March 07     2,032,329        2,028,250
 32   Short  U.S. Treasury 2 Year Notes..................................  March 07     6,508,957        6,515,000

  N    UNREALIZED
      APPRECIATION
 CO  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
  1    $   5,495
 41     (132,401)
 75      (19,784)
 19        4,079
 32       (6,043)
       ----------
       $(148,654)
       ==========

WRITTEN PUT OPTIONS
--------------------------------------------------------------------------------

                                                       STRIKE   NUMBER OF   PREMIUMS       VALUE AT        UNREALIZED
ISSUE                                 CONTRACT MONTH   PRICE    CONTRACTS   RECEIVED   JANUARY 31, 2007   APPRECIATION
----------------------------------------------------------------------------------------------------------------------
US Treasury 5yr Notes Futures.......  February 2007    $103.5      44       $ 2,279        $ 1,375            $904
                                                                                                              ====

See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc. .............................   10.3%
United States Treasury Notes..............................    8.8
Finance-Investment Banker/Broker..........................    6.2
Diversified Financial Services............................    4.1
Banks-Super Regional......................................    3.6
Federal Home Loan Mtg. Corp. .............................    3.6
Oil Companies-Integrated..................................    3.5
Electric-Integrated.......................................    3.3
Insurance-Multi-line......................................    2.6
Oil Companies-Exploration & Production....................    2.6
Telephone-Integrated......................................    2.5
Diversified Manufactured Operations.......................    2.1
Insurance-Life/Health.....................................    2.1
Medical-Drugs.............................................    2.1
Commercial Paper..........................................    2.0
United States Treasury Bonds..............................    1.9
Banks-Fiduciary...........................................    1.8
Tobacco...................................................    1.7
Aerospace/Defense.........................................    1.5
Building & Construction Products-Misc. ...................    1.4
Multimedia................................................    1.2
Medical Products..........................................    1.1
Finance-Mortgage Loan/Banker..............................    1.0
Medical-Biomedical/Gene...................................    1.0
Pipelines.................................................    1.0
Containers-Metal/Glass....................................    0.9
Oil & Gas Drilling........................................    0.9
Telecommunication Equipment...............................    0.9
Applications Software.....................................    0.8
Government National Mtg. Assoc. ..........................    0.8
Insurance-Property/Casualty...............................    0.8
Publishing-Newspapers.....................................    0.8
Finance-Credit Card.......................................    0.7
Food-Misc. ...............................................    0.7
Machinery-Farming.........................................    0.7
Paper & Related Products..................................    0.7
Retail-Regional Department Stores.........................    0.7
Aerospace/Defense-Equipment...............................    0.6
Cosmetics & Toiletries....................................    0.6
Filtration/Separation Products............................    0.6
Medical-HMO...............................................    0.6
Real Estate Investment Trusts.............................    0.6
Transport-Rail............................................    0.6
Chemicals-Diversified.....................................    0.5
Medical Instruments.......................................    0.5
Television................................................    0.5
Athletic Footwear.........................................    0.4
Auto/Truck Parts & Equipment-Original.....................    0.4
Banks-Commercial..........................................    0.4
Beverages-Wine/Spirits....................................    0.4
Industrial Gases..........................................    0.4
Retail-Drug Store.........................................    0.4
Savings & Loans/Thrifts...................................    0.4
Special Purpose Entities..................................    0.4%
Telecom Services..........................................    0.4
U.S. Government Agencies..................................    0.4
Beverages-Non-alcoholic...................................    0.3
Brewery...................................................    0.3
Computers.................................................    0.3
Distribution/Wholesale....................................    0.3
Electronic Components-Semiconductors......................    0.3
Enterprise Software/Service...............................    0.3
Industrial Automated/Robotic..............................    0.3
Investment Management/Advisor Services....................    0.3
Networking Products.......................................    0.3
Real Estate Management/Services...........................    0.3
Sovereign.................................................    0.3
Advertising Services......................................    0.2
Agricultural Chemicals....................................    0.2
Building-Residential/Commercial...........................    0.2
Cellular Telecom..........................................    0.2
Consulting Services.......................................    0.2
Diversified Minerals......................................    0.2
Electric-Distribution.....................................    0.2
Finance-Consumer Loans....................................    0.2
Finance-Leasing Companies.................................    0.2
Food-Meat Products........................................    0.2
Independent Power Producers...............................    0.2
Internet Security.........................................    0.2
Medical-Hospitals.........................................    0.2
Oil Refining & Marketing..................................    0.2
Pharmacy Services.........................................    0.2
Retail-Discount...........................................    0.2
Retail-Perfume & Cosmetics................................    0.2
Therapeutics..............................................    0.2
Water Treatment Systems...................................    0.2
Banks-Money Center........................................    0.1
Cable TV..................................................    0.1
Coatings/Paint............................................    0.1
Commercial Services-Finance...............................    0.1
Consumer Products-Misc. ..................................    0.1
Data Processing/Management................................    0.1
Dental Supplies & Equipment...............................    0.1
Federal Home Loan Bank....................................    0.1
Hotels/Motels.............................................    0.1
Machine Tools & Related Products..........................    0.1
Medical-Wholesale Drug Distribution.......................    0.1
Non-Hazardous Waste Disposal..............................    0.1
Regional Authority........................................    0.1
Retail-Apparel/Shoe.......................................    0.1
Retail-Building Products..................................    0.1
Toys......................................................    0.1
                                                            -----
                                                            100.2%
                                                            =====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION            SHARES            (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 59.2%
ADVERTISING SERVICES -- 0.2%
  WPP Group PLC(6).................      147,190      $    2,165,425
                                                      --------------
AEROSPACE/DEFENSE -- 1.5%
  Lockheed Martin Corp. ...........      126,380          12,282,872
  Northrop Grumman Corp. ..........       64,020           4,541,579
                                                      --------------
                                                          16,824,451
                                                      --------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  United Technologies Corp. .......       94,130           6,402,723
                                                      --------------
AGRICULTURAL CHEMICALS -- 0.2%
  Syngenta AG+(6)..................       13,530           2,500,623
                                                      --------------
APPAREL MANUFACTURER -- 0.0%
  Hanesbrands, Inc.+...............        6,826             174,609
                                                      --------------
APPLICATIONS SOFTWARE -- 0.8%
  Compuware Corp.+.................      946,500           8,490,105
                                                      --------------
ATHLETIC FOOTWEAR -- 0.4%
  NIKE, Inc., Class B..............       45,560           4,501,784
                                                      --------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
  Johnson Controls, Inc. ..........       38,320           3,543,067
                                                      --------------
BANKS-FIDUCIARY -- 1.8%
  Bank of New York Co., Inc. ......      378,440          15,141,384
  Mellon Financial Corp. ..........      121,670           5,200,176
                                                      --------------
                                                          20,341,560
                                                      --------------
BANKS-SUPER REGIONAL -- 3.0%
  Bank of America Corp. ...........      364,175          19,148,322
  PNC Financial Services Group,
    Inc. ..........................      105,520           7,784,210
  SunTrust Banks, Inc. ............       87,470           7,268,757
                                                      --------------
                                                          34,201,289
                                                      --------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  PepsiCo, Inc. ...................       46,020           3,002,345
                                                      --------------
BEVERAGES-WINE/SPIRITS -- 0.4%
  Diageo PLC(6)....................      202,760           3,951,966
                                                      --------------
BREWERY -- 0.2%
  Molson Coors Brewing Co., Class
    B..............................       22,460           1,814,768
                                                      --------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 1.4%
  Masco Corp. .....................      485,210          15,521,868
                                                      --------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
  D.R. Horton, Inc. ...............       47,780           1,388,487
  Toll Brothers, Inc.+.............       24,930             843,382
                                                      --------------
                                                           2,231,869
                                                      --------------
CELLULAR TELECOM -- 0.2%
  Vodafone Group PLC ADR...........       70,484           2,071,525
                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.5%
  Dow Chemical Co. ................       36,740           1,526,180
  PPG Industries, Inc. ............       66,470           4,406,296
                                                      --------------
                                                           5,932,476
                                                      --------------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. ........       17,110           1,182,301
                                                      --------------
COMPUTERS -- 0.3%
  Hewlett-Packard Co. .............       89,290           3,864,471
                                                      --------------
CONSULTING SERVICES -- 0.2%
  Accenture Ltd. ..................       68,110           2,571,152
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION            SHARES            (NOTE 3)
CONTAINERS-METAL/GLASS -- 0.9%
  Owens-Illinois, Inc.+............      474,060      $   10,552,576
                                                      --------------
COSMETICS & TOILETRIES -- 0.6%
  Alberto-Culver Co. ..............       88,530           2,024,681
  The Estee Lauder Cos., Inc. .....      110,920           5,268,700
                                                      --------------
                                                           7,293,381
                                                      --------------
DATA PROCESSING/MANAGEMENT -- 0.1%
  First Data Corp. ................       49,530           1,231,316
                                                      --------------
DENTAL SUPPLIES & EQUIPMENT -- 0.1%
  Dentsply International, Inc. ....       28,300             872,772
                                                      --------------
DISTRIBUTION/WHOLESALE -- 0.3%
  W.W. Grainger, Inc. .............       42,290           3,283,818
                                                      --------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 2.1%
  3M Co. ..........................       21,450           1,593,735
  Cooper Industries, Ltd. .........        4,670             426,791
  Eaton Corp. .....................        3,300             258,555
  General Electric Co. ............      187,350           6,753,968
  Tyco International, Ltd. ........      443,710          14,145,475
                                                      --------------
                                                          23,178,524
                                                      --------------
DIVERSIFIED MINERALS -- 0.1%
  BHP Billiton PLC(6)..............       68,530           1,289,081
                                                      --------------
ELECTRIC-INTEGRATED -- 2.5%
  Dominion Resources, Inc. ........       70,470           5,846,191
  DPL, Inc. .......................       72,100           2,067,828
  Edison International.............       35,980           1,618,380
  Entergy Corp. ...................       15,500           1,439,175
  FPL Group, Inc. .................      200,730          11,371,355
  PPL Corp. .......................       15,160             539,696
  Public Service Enterprise Group,
    Inc. ..........................       60,020           4,023,141
  TXU Corp. .......................       26,880           1,453,670
                                                      --------------
                                                          28,359,436
                                                      --------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  Intel Corp. .....................      183,360           3,843,226
                                                      --------------
ENTERPRISE SOFTWARE/SERVICE -- 0.3%
  Oracle Corp.+....................      197,050           3,381,378
                                                      --------------
FILTRATION/SEPARATION PRODUCTS -- 0.6%
  Pall Corp. ......................      200,310           6,962,776
                                                      --------------
FINANCE-CONSUMER LOANS -- 0.1%
  SLM Corp. .......................       29,420           1,352,143
                                                      --------------
FINANCE-CREDIT CARD -- 0.5%
  American Express Co. ............       69,340           4,036,975
  Capital One Financial Corp. .....       16,430           1,320,972
                                                      --------------
                                                           5,357,947
                                                      --------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 5.5%
  Citigroup, Inc. .................      304,183          16,769,609
  Goldman Sachs Group, Inc. .......       28,160           5,974,426
  J.P. Morgan Chase & Co. .........      373,950          19,045,273
  KKR Private Equity Investors
    LP.............................       36,830             859,980
  Lehman Brothers Holdings,
    Inc. ..........................       59,440           4,888,346
  Merrill Lynch & Co., Inc. .......       45,550           4,261,658
  Morgan Stanley...................       38,500           3,187,415
  Nomura Holdings, Inc.(6).........       66,900           1,363,018

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION            SHARES            (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-INVESTMENT BANKER/ BROKER
  (CONTINUED)
  UBS AG (Virt-X)(6)...............       46,124      $    2,899,193
  UBS AG...........................       38,980           2,456,130
                                                      --------------
                                                          61,705,048
                                                      --------------
FINANCE-MORTGAGE LOAN/
  BANKER -- 0.9%
  Countrywide Financial Corp. .....       50,910           2,213,566
  Fannie Mae.......................      115,530           6,530,911
  Freddie Mac......................       14,860             964,860
                                                      --------------
                                                           9,709,337
                                                      --------------
FOOD-MEAT PRODUCTS -- 0.2%
  Tyson Foods, Inc., Class A.......      135,040           2,396,960
                                                      --------------
FOOD-MISC. -- 0.7%
  Kellogg Co. .....................       81,830           4,031,764
  Nestle SA(6).....................       10,870           3,988,143
                                                      --------------
                                                           8,019,907
                                                      --------------
INDEPENDENT POWER PRODUCER -- 0.2%
  NRG Energy, Inc.+................       36,470           2,185,647
                                                      --------------
INDUSTRIAL AUTOMATED/
  ROBOTIC -- 0.3%
  Rockwell Automation, Inc. .......       55,190           3,378,180
                                                      --------------
INDUSTRIAL GASES -- 0.4%
  Air Products & Chemicals,
    Inc. ..........................       44,830           3,347,008
  Praxair, Inc. ...................       25,450           1,604,877
                                                      --------------
                                                           4,951,885
                                                      --------------
INSURANCE-LIFE/HEALTH -- 2.1%
  AFLAC, Inc. .....................       65,210           3,104,648
  Conseco, Inc.+...................      336,170           6,672,974
  Genworth Financial, Inc., Class
    A..............................      408,550          14,258,395
                                                      --------------
                                                          24,036,017
                                                      --------------
INSURANCE-MULTI-LINE -- 2.2%
  Allstate Corp. ..................      212,150          12,762,944
  Hartford Financial Services
    Group, Inc. ...................       61,750           5,860,692
  MetLife, Inc. ...................      104,380           6,484,086
                                                      --------------
                                                          25,107,722
                                                      --------------
INSURANCE-PROPERTY/CASUALTY -- 0.8%
  Chubb Corp. .....................       25,350           1,319,214
  St. Paul Travelers Cos., Inc. ...      140,870           7,163,239
                                                      --------------
                                                           8,482,453
                                                      --------------
INTERNET SECURITY -- 0.2%
  Symantec Corp.+..................      110,780           1,961,914
                                                      --------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.3%
  Franklin Resources, Inc. ........       31,810           3,788,889
                                                      --------------
MACHINERY-FARMING -- 0.7%
  Deere & Co. .....................       73,520           7,372,586
                                                      --------------
MEDICAL INSTRUMENTS -- 0.5%
  Boston Scientific Corp.+.........      276,030           5,092,753
                                                      --------------
MEDICAL PRODUCTS -- 1.1%
  Johnson & Johnson................      177,960          11,887,728
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
       SECURITY DESCRIPTION            SHARES            (NOTE 3)
MEDICAL-BIOMEDICAL/GENE -- 1.0%
  Amgen, Inc.+.....................      141,160      $    9,933,429
  Millipore Corp.+.................       25,810           1,767,469
                                                      --------------
                                                          11,700,898
                                                      --------------
MEDICAL-DRUGS -- 1.9%
  Abbott Laboratories..............       16,580             878,740
  Eli Lilly & Co. .................       89,030           4,818,304
  Merck & Co., Inc. ...............       52,570           2,352,507
  Wyeth............................      278,680          13,769,579
                                                      --------------
                                                          21,819,130
                                                      --------------
MEDICAL-HMO -- 0.6%
  UnitedHealth Group, Inc. ........       35,360           1,847,913
  WellPoint, Inc.+.................       58,260           4,566,419
                                                      --------------
                                                           6,414,332
                                                      --------------
MEDICAL-HOSPITALS -- 0.2%
  Tenet Healthcare Corp.+..........      318,880           2,251,293
                                                      --------------
MULTIMEDIA -- 0.9%
  E.W. Scripps Co., Class A........       56,420           2,754,989
  Time Warner, Inc. ...............       50,030           1,094,156
  Viacom, Inc., Class B+...........      129,945           5,284,863
  Walt Disney Co. .................       24,620             865,885
                                                      --------------
                                                           9,999,893
                                                      --------------
NETWORKING PRODUCTS -- 0.2%
  Cisco Systems, Inc.+.............       78,510           2,087,581
                                                      --------------
OIL & GAS DRILLING -- 0.9%
  GlobalSantaFe Corp. .............       92,580           5,370,566
  Noble Corp. .....................       69,400           5,201,530
                                                      --------------
                                                          10,572,096
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 2.3%
  Apache Corp. ....................      144,360          10,533,949
  Devon Energy Corp. ..............      175,190          12,279,067
  EOG Resources, Inc. .............       19,900           1,375,687
  Talisman Energy, Inc. ...........       67,230           1,184,593
                                                      --------------
                                                          25,373,296
                                                      --------------
OIL COMPANIES-INTEGRATED -- 3.5%
  Chevron Corp. ...................       53,431           3,894,051
  ConocoPhillips...................       59,550           3,954,715
  Exxon Mobil Corp. ...............      194,406          14,405,485
  Hess Corp. ......................      158,930           8,580,631
  Royal Dutch Shell PLC ADR........       15,140           1,033,305
  Total SA ADR.....................      114,550           7,795,127
                                                      --------------
                                                          39,663,314
                                                      --------------
OIL REFINING & MARKETING -- 0.1%
  Sunoco, Inc. ....................       21,870           1,380,653
                                                      --------------
PAPER & RELATED PRODUCTS -- 0.7%
  Bowater, Inc. ...................      171,160           4,684,649
  International Paper Co. .........       29,060             979,322
  MeadWestvaco Corp. ..............       49,240           1,484,094
  Smurfit-Stone Container Corp.+...       34,640             374,112
                                                      --------------
                                                           7,522,177
                                                      --------------
PHARMACY SERVICES -- 0.2%
  Caremark Rx, Inc. ...............       33,610           2,058,949
                                                      --------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
       SECURITY DESCRIPTION            SHARES            (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PIPELINES -- 0.7%
  Questar Corp. ...................       13,630      $    1,106,756
  Williams Cos., Inc. .............      247,030           6,667,340
                                                      --------------
                                                           7,774,096
                                                      --------------
PUBLISHING-NEWSPAPERS -- 0.8%
  New York Times Co. ..............      403,610           9,319,355
                                                      --------------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc. ...........       21,430           1,021,997
                                                      --------------
RETAIL-DRUG STORE -- 0.3%
  CVS Corp. .......................       88,300           2,971,295
                                                      --------------
RETAIL-OFFICE SUPPLIES -- 0.0%
  OfficeMax, Inc. .................       10,220             493,524
                                                      --------------
RETAIL-PERFUME & COSMETICS -- 0.2%
  Sally Beauty Holdings Inc.+......      294,150           2,588,520
                                                      --------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.7%
  Federated Department Stores,
    Inc. ..........................      198,720           8,244,893
                                                      --------------
SAVINGS & LOANS/THRIFTS -- 0.4%
  New York Community Bancorp,
    Inc. ..........................      252,120           4,258,307
                                                      --------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
  Applied Materials, Inc. .........       22,710             402,648
                                                      --------------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.0%
  Analog Devices, Inc. ............        9,800             320,950
                                                      --------------
TELECOM SERVICES -- 0.4%
  Embarq Corp. ....................       52,980           2,940,920
  TELUS Corp. .....................       25,440           1,207,362
  TELUS Corp. (Non Voting Shares)..        7,470             344,935
                                                      --------------
                                                           4,493,217
                                                      --------------
TELECOMMUNICATION EQUIPMENT -- 0.9%
  Nortel Networks Corp.+...........      396,029          10,601,696
                                                      --------------
TELEPHONE-INTEGRATED -- 1.9%
  AT&T, Inc. ......................       78,640           2,959,223
  Qwest Communications
    International, Inc.+...........      262,850           2,142,228
  Sprint Nextel Corp. .............      147,000           2,621,010
  Verizon Communications, Inc. ....      363,270          13,993,160
                                                      --------------
                                                          21,715,621
                                                      --------------
TELEVISION -- 0.3%
  CBS Corp., Class B...............      122,642           3,822,751
                                                      --------------
THERAPEUTICS -- 0.2%
  Warner Chilcott, Ltd., Class
    A+.............................      153,410           2,278,138
                                                      --------------
TOBACCO -- 1.7%
  Altria Group, Inc. ..............      220,790          19,294,838
                                                      --------------
TOYS -- 0.1%
  Hasbro, Inc. ....................       23,840             677,056
                                                      --------------
TRANSPORT-RAIL -- 0.6%
  Burlington Northern Santa Fe
    Corp. .........................       42,840           3,442,622
  Norfolk Southern Corp. ..........       59,250           2,941,763
                                                      --------------
                                                           6,384,385
                                                      --------------

--------------------------------------------------------------------
                                       SHARES/
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
WATER TREATMENT SYSTEMS -- 0.2%
  Nalco Holding Co.+...............       74,060      $    1,702,639
                                                      --------------
TOTAL COMMON STOCK
  (cost $559,125,686)..............                      667,535,315
                                                      --------------
ASSET BACKED SECURITIES -- 3.9%
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
  Banc of America Commercial Mtg., Inc.
    Series 2005-2, Class A5
    4.86% due 07/10/42(1)..........  $ 1,000,000             958,618
  Banc of America Commercial Mtg., Inc.
    Series 2005-6, Class A4
    5.30% due 09/10/47(1)(2).......      500,000             488,398
Banc of America Commercial Mtg., Inc.
    Series 2005-6, Class AM
    5.30% due 09/10/47(1)(2).......      357,445             348,006
  Bayview Financial Revolving Mtg.
    Loan Trust
    Series 2005-E, Class M1
    6.12% due 12/28/40*(3)(4)......      850,000             851,109
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR7, Class A3
    5.15% due 02/11/41(1)..........      572,496             558,382
  Capital Trust Re CDO, Ltd. Series
    2005-3A, Class A2
    5.16% due 06/25/35*(4).........    1,000,000             976,562
  Chase Commercial Mtg. Securities Corp.
    Series 2000-2, Class A1
    7.54% due 07/15/32(1)..........       53,401              54,343
  Citigroup Commercial Mtg. Trust
    Series 2006-C5, Class AM
    5.50% due 10/15/49(1)..........    1,272,767           1,260,878
  Citigroup/Deutsche Bank
    Commercial Mtg. Trust
    Series 2005-CD1, Class A3
    5.32% due 07/15/44(1)(2).......      550,000             544,678
  Citigroup/Deutsche Bank
    Commercial Mtg. Trust
    Series 2006-CD3, Class AM
    5.69% due 10/15/48(1)..........    1,300,000           1,306,344
  Countrywide Asset-Backed
    Certificates
    Series 2005-1, Class AF3
    4.58% due 05/25/35.............       27,172              26,964
  Countrywide Asset-Backed
    Certificates
    Series 2005-3, Class AF3
    4.82% due 03/25/35.............      498,111             494,623
  Countrywide Asset-Backed
    Certificates
    Series 2006-15, Class A3
    5.69% due 10/25/36.............      550,000             548,711
  CPS Auto Trust
    Series 2003-A, Class A2
    2.89% due 12/15/09*............       13,119              12,936
  Credit Suisse Commercial Mtg.
    Trust
    Series 2006-C5, Class AM
    5.34% due 12/15/39(1)..........    1,280,000           1,256,419
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C4, Class AM
    5.54% due 09/15/39(1)..........      704,005             699,990

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  Crimmi Mae Commercial Mtg. Trust
    Series 1998-1, Class C
    6.70% due 05/20/08*(1).........  $    11,401      $       11,367
  Crimmi Mae Commercial Mtg. Trust
    Series 1998-C1, Class A2
    7.00% due 06/02/33*(1)(4)......      418,056             414,561
  Deutsche Mtg & Asset Receiving
    Corp. Series 1998-C1, Class A2
    6.54% due 06/15/31(1)..........      356,861             358,705
  Falcon Franchise Loan LLC Series
    2000-1, Class A
    17.38% due 05/05/10*(1)........      151,534             154,455
  GE Capital Commercial Mtg. Corp.
    Series 2006-C1, Class AM
    5.46% due 03/10/44(1)(2).......      630,000             622,936
  GMAC Mtg. Corp. Loan Trust
    Series 2006-HE3, Class A3
    5.48% due 10/25/36.............      641,000             642,755
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG3, Class A2
    4.31% due 08/10/42(1)..........      633,450             614,306
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(1)..........      729,927             716,506
  Greenwich Capital Commercial
    Funding Corp.
    Series 2004-GG1, Class A7
    5.35% due 06/10/36(1)..........      293,478             290,481
  Greenwich Capital Commercial
    Funding Corp.
    Series 2006-GG7, Class AM
    6.04% due 06/10/16(1)..........      600,000             618,727
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-CB12, Class AM
    4.98% due 09/12/37(1)..........      800,000             766,626
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP1, Class A4
    5.04% due 03/15/46(1)..........      959,574             930,075
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2004-C2, Class A3
    5.32% due 05/15/41(1)(2).......      192,837             190,107
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-CB13, Class A4
    5.39% due 01/12/43(1)(2).......    1,050,000           1,038,123
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP9 Class AM
    5.41% due 05/15/47(1)..........    1,010,000             990,418
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP8, Class AM
    5.47% due 05/15/45(1)..........      584,335             578,537
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP6, Class A4
    5.51% due 04/15/43(1)..........    1,270,000           1,264,885

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-CB15, Class AM
    5.86% due 06/12/43(1)..........  $ 1,210,000      $    1,238,034
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP7, Class A4
    6.01% due 04/15/45(1)(2).......    1,270,000           1,309,673
  JP Morgan Chase Commercial Mtg.
    Securities Corp.,
    Series 2005-LDP2, Class AM
    4.78% due 07/15/42(1)..........      765,000             725,856
  JP Morgan Chase Commercial Mtg.
    Securities Corp.,
    Series 2006-CB16, Class A4
    5.55% due 05/12/45(1)..........    1,270,000           1,271,409
  LB Commercial Conduit Mtg. Trust
    Series 1998-C1, Class A3
    6.48% due 01/18/08(1)..........      840,401             843,206
  LB-UBS Commercial Mtg. Trust
    Series 2006-C6, Class AM
    5.47% due 09/15/39(1)..........      310,137             306,743
  Merrill Lynch Mtg. Trust
    Series 2005-LC1, Class AM
    5.39% due 01/12/44(1)(2).......      529,000             521,398
  Merrill Lynch Mtg. Trust
    Series 2006-C1, Class AM
    5.80% due 05/12/39(1)..........    1,105,000           1,119,641
  Merrill Lynch/Countrywide
    Commercial Mtg. Trust Pass
    Through Certificate,
    Series 2006-4, Class AM
    5.24% due 12/12/49(1)..........    1,310,000           1,273,770
  Morgan Stanley Capital I Series
    1998-HF2, Class X
    0.70% due 11/15/30*(1)(2)(7)...   17,919,861             215,499
  Morgan Stanley Capital I Series
    2005-HQ5, Class A4
    5.16% due 01/14/42(1)..........      381,582             373,009
  Multi-Family Capital Access One,
    Inc.
    Series 1, Class A
    6.65% due 01/15/24(1)..........      172,507             174,479
  RAAC Series
    Series 2004-SP3, Class AI3
    4.97% due 09/25/34(1)..........      425,000             415,715
  Residential Asset Mtg. Products,
    Inc. Series 2005-RS1, Class AI3
    4.11% due 03/25/29.............      441,287             435,562
  Residential Funding Mtg.
    Securities I, Inc.
    Series 2005-HS2, Class AI3
    5.32% due 01/25/24.............      669,000             662,944
  Spirit Master Funding LLC Pass
    Through
    Series 2005-1, Class A
    15.05% due 07/20/23*(1)(4).....      841,136             801,347

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES
  (CONTINUED)
  Structured Asset Securities Corp.
    Series 2005-4XS, Class 1A2B
    4.67% due 03/25/35.............  $ 1,490,491      $    1,473,265
  TIAA Real Estate CDO, Ltd. Series
    1999-1, Class A
    7.17% due 01/15/32*(1).........      338,061             338,879
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C18, Class A4
    4.94% due 04/15/42(1)..........    1,440,000           1,385,388
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C17, Class A4
    5.11% due 03/15/42(1)..........      964,051             935,882
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C21, Class AM
    5.31% due 10/17/44(1)(2).......      694,000             681,044
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C29, Class AM
    5.34% due 11/15/48(1)..........    1,280,000           1,255,846
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C22, Class AM
    5.43% due 12/15/44(1)(2).......      837,000             825,944
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C23, Class AM
    5.50% due 01/15/45(1)..........    1,133,000           1,124,308
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C28, Class AM
    5.64% due 10/15/48(1)..........    1,300,000           1,300,910
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C27, Class AM
    5.83% due 07/15/45(1)(2).......      810,000             822,518
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C26, Class AM
    5.96% due 06/15/45(1)(2).......      830,000             857,550
  Wachovia Bank Commercial Mtg.
    Trust,
    Series 2005-C16, Class A4
    4.85% due 10/15/41(1)..........      950,000             909,871
                                                      --------------
TOTAL ASSET BACKED SECURITIES
  (cost $45,103,239)...............                       44,190,221
                                                      --------------
CORPORATE BONDS & NOTES -- 7.5%
AEROSPACE/DEFENSE -- 0.0%
  Raytheon Co.
    Notes
    6.15% due 11/01/08.............      414,000             418,028
                                                      --------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.1%
  Johnson Controls, Inc.
    Senior Notes
    5.50% due 01/15/16.............      780,000             759,052
                                                      --------------

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
BANKS-COMMERCIAL -- 0.1%
  UBS AG
    Sub. Notes
    5.88% due 07/15/16.............  $   810,000      $      830,258
                                                      --------------
BANKS-MONEY CENTER -- 0.0%
  HBOS Capital Funding LP Company
    Guar. Bonds
    6.07% due 06/30/14*(3)(8)......      423,000             429,690
                                                      --------------
BANKS-SUPER REGIONAL -- 0.5%
  Bank of America Corp.
    Senior Notes
    5.38% due 06/15/14.............      520,000             518,615
  Bank of America Corp.
    Sub. Notes
    5.49% due 03/15/19*............    1,000,000             978,465
  Wachovia Corp.
    Sub. Notes
    5.25% due 08/01/14.............    1,865,000           1,833,319
  Wells Fargo Bank NA
    Sub. Notes
    4.75% due 02/09/15.............    1,513,000           1,441,084
  Wells Fargo Bank NA
    Sub. Notes
    5.75% due 05/16/16.............    1,350,000           1,372,161
                                                      --------------
                                                           6,143,644
                                                      --------------
BREWERY -- 0.1%
  Miller Brewing Co.
    Notes
    5.50% due 08/15/13*............    1,623,000           1,601,942
                                                      --------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.1%
  CRH America, Inc.
    Notes
    6.95% due 03/15/12.............      687,000             724,322
                                                      --------------
CABLE TV -- 0.1%
  Cox Communications, Inc.
    Notes
    4.63% due 06/01/13.............      985,000             930,539
                                                      --------------
CELLULAR TELECOM -- 0.0%
  Cingular Wireless LLC
    Senior Notes
    6.50% due 12/15/11.............      326,000             340,446
                                                      --------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
  The Western Union Co.
    Bonds
    5.40% due 11/17/11*............    1,210,000           1,188,930
                                                      --------------
CONSUMER PRODUCTS-MISC. -- 0.1%
  Fortune Brands, Inc.
    Notes
    5.13% due 01/15/11.............      808,000             791,207
                                                      --------------

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
DIVERSIFIED FINANCIAL
  SERVICES -- 0.1%
  General Electric Capital Corp.
    Notes
    5.45% due 01/15/13.............  $   203,000      $      203,725
  General Electric Capital Corp.
    Notes
    6.75% due 03/15/32.............    1,074,000           1,215,705
  General Electric Capital Corp.
    Debentures
    8.75% due 05/21/07.............      109,000             110,059
                                                      --------------
                                                           1,529,489
                                                      --------------
ELECTRIC-GENERATION -- 0.0%
  System Energy Resources, Inc.
    Sec. Bonds
    5.13% due 01/15/14*............      354,121             342,091
                                                      --------------
ELECTRIC-INTEGRATED -- 0.8%
  Dominion Resources, Inc.
    Senior Notes
    5.15% due 07/15/15.............      824,000             796,389
  Exelon Generation Co. LLC
    Senior Notes
    6.95% due 06/15/11.............    1,008,000           1,059,998
  FirstEnergy Corp.
    Notes
    6.45% due 11/15/11.............    1,339,000           1,393,492
  Midamerican Energy Holdings Co.
    Senior Notes
    3.50% due 05/15/08.............      411,000             401,069
  Midamerican Energy Holdings Co.
    Senior Notes
    5.88% due 10/01/12.............      340,000             345,799
  Midamerican Energy Holdings Co.
    Bonds
    6.13% due 04/01/36.............      685,000             688,651
  Midamerican Funding LLC
    Sec. Notes
    6.93% due 03/01/29.............      166,000             181,879
  Pacific Gas & Electric Co.
    Notes
    4.80% due 03/01/14.............      210,000             201,189
  Progress Energy, Inc.
    Senior Notes
    7.10% due 03/01/11.............      503,000             533,519
  PSEG Power LLC
    Senior Notes
    5.50% due 12/01/15.............      409,000             401,301
  PSEG Power LLC
    Company Guar. Notes
    6.95% due 06/01/12.............      313,000             331,917
  TXU Electric Delivery Co.
    Debentures
    7.00% due 09/01/22.............      985,000           1,054,241
  TXU Energy Co.
    Senior Notes
    7.00% due 03/15/13.............      948,000             992,177
  Entergy Louisiana LLC
    Bonds
    8.09% due 01/02/17.............      187,287             187,167
                                                      --------------
                                                           8,568,788
                                                      --------------

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
FINANCE-COMMERCIAL -- 0.0%
  CIT Group, Inc.
    Jr. Sub. Notes
    6.10% due 03/15/67(3)..........  $    90,000      $       89,765
                                                      --------------
FINANCE-CONSUMER LOANS -- 0.1%
  HSBC Finance Corp.
    Notes
    5.25% due 01/14/11.............      725,000             723,120
                                                      --------------
FINANCE-CREDIT CARD -- 0.2%
  American Express Co.
    Senior Notes
    5.50% due 09/12/16.............    1,210,000           1,211,095
  Capital One Financial Corp.
    Sub. Notes
    6.15% due 09/01/16.............      720,000             738,182
                                                      --------------
                                                           1,949,277
                                                      --------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 0.7%
  Citigroup, Inc.
    Sub. Notes
    5.00% due 09/15/14.............    1,729,000           1,676,093
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.13% due 01/15/10.............      729,000             706,246
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.88% due 08/15/10.............      608,000             599,597
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17.............      786,000             775,891
  Lehman Brothers Holdings, Inc.
    Notes
    5.50% due 04/04/16.............      193,000             191,520
  Lehman Brothers Holdings, Inc.
    Senior Notes
    8.25% due 06/15/07.............      513,000             518,344
  Merrill Lynch & Co., Inc.
    Sub. Notes
    6.05% due 05/16/16.............      741,000             759,073
  Merrill Lynch & Co., Inc.
    Bonds
    6.11% due 01/29/37.............      710,000             701,339
  Morgan Stanley
    Sub. Notes
    4.75% due 04/01/14.............      609,000             577,616
  Morgan Stanley
    Senior Notes
    5.75% due 10/18/16.............      100,000             100,698
  Morgan Stanley
    Notes
    6.75% due 04/15/11.............      664,000             698,436
  UBS Preferred Funding Trust
    6.24% due 05/12/16(3)..........    1,060,000           1,088,410
                                                      --------------
                                                           8,393,263
                                                      --------------
FINANCE-LEASING COMPANY -- 0.1%
  Boeing Capital Corp.
    Notes
    6.50% due 02/15/12.............    1,282,000           1,347,922
                                                      --------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-MORTGAGE LOAN/
  BANKER -- 0.2%
  Countrywide Financial Corp.
    Sub. Notes
    6.25% due 05/15/16.............  $   906,000      $      927,934
  Residential Capital LLC
    Senior Notes
    6.88% due 06/30/15.............      780,000             800,165
                                                      --------------
                                                           1,728,099
                                                      --------------
HOTELS/MOTELS -- 0.1%
  Marriott International, Inc.
    Notes
    6.20% due 06/15/16.............    1,040,000           1,049,452
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16*............      593,000             584,745
                                                      --------------
                                                           1,634,197
                                                      --------------
INSURANCE-MULTI-LINE -- 0.3%
  Genworth Financial, Inc.
    Jr. Sub. Notes
    6.15% due 11/15/66(3)..........    1,099,000           1,094,570
  Metlife, Inc. Jr.
    Sub. Notes
    6.40% due 12/15/36.............      800,000             801,511
  MetLife, Inc.
    Senior Notes
    6.50% due 12/15/32.............      272,000             291,365
  The Allstate Corp.
    Senior Notes
    5.55% due 05/09/35.............       83,000              78,743
  The Allstate Corp.
    Senior Notes
    6.13% due 12/15/32.............      604,000             620,545
                                                      --------------
                                                           2,886,734
                                                      --------------
MACHINE TOOLS & RELATED
  PRODUCTS -- 0.1%
  Kennametal, Inc.
    Senior Notes
    7.20% due 06/15/12.............      710,000             739,839
                                                      --------------
MEDICAL PRODUCTS -- 0.1%
  Baxter International, Inc.
    Senior Notes
    5.90% due 09/01/16.............      816,000             832,079
                                                      --------------
MEDICAL-DRUGS -- 0.1%
  Allergan, Inc.
    Senior Notes
    5.75% due 04/01/16.............      800,000             802,754
  Wyeth
    Notes
    5.50% due 03/15/13.............      773,000             775,638
                                                      --------------
                                                           1,578,392
                                                      --------------
MEDICAL-HOSPITALS -- 0.0%
  HCA, Inc.
    Senior Notes
    8.75% due 09/01/10.............      165,000             172,013
                                                      --------------

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.1%
  Cardinal Health, Inc.
    Notes
    5.85% due 12/15/17.............  $ 1,045,000      $    1,032,531
                                                      --------------
MULTIMEDIA -- 0.3%
  News America Holdings, Inc.
    Company Guar. Debentures
    8.50% due 02/23/25.............      444,000             531,315
  News America, Inc.
    Company Guar. Notes
    6.20% due 12/15/34.............      240,000             232,825
  Time Warner Entertainment Co. LP
    Senior Notes
    8.38% due 07/15/33.............      700,000             851,866
  Walt Disney Co.
    Notes
    5.63% due 09/15/16.............      696,000             701,346
  Walt Disney Co.
    Senior Notes
    6.38% due 03/01/12.............      924,000             965,610
                                                      --------------
                                                           3,282,962
                                                      --------------
NETWORKING PRODUCTS -- 0.1%
  Cisco Systems, Inc.
    Senior Notes
    5.50% due 02/22/16.............      700,000             698,499
                                                      --------------
NON-HAZARDOUS WASTE DISPOSAL --0.1%
  Waste Management, Inc.
    Senior Notes
    7.00% due 07/15/28.............      458,000             483,721
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10.............      601,000             636,524
                                                      --------------
                                                           1,120,245
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.3%
  Anadarko Petroleum Corp.
    Senior Notes
    5.95% due 09/15/16.............      420,000             416,340
  Devon OEI Operating, Inc.
    Company Guar. Senior Notes
    7.25% due 10/01/11.............      748,000             793,493
  Ocean Energy, Inc.
    Company Guar. Senior Notes
    4.38% due 10/01/07.............      600,000             595,597
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    8.63% due 02/01/22.............      120,000             146,700
  XTO Energy, Inc.
    Senior Notes
    5.65% due 04/01/16.............    1,040,000           1,021,718
                                                      --------------
                                                           2,973,848
                                                      --------------
OIL REFINING & MARKETING -- 0.1%
  Valero Energy Corp.
    Senior Notes
    6.88% due 04/15/12.............    1,065,000           1,124,553
                                                      --------------
OIL-FIELD SERVICES -- 0.0%
  Halliburton Co.
    Notes
    5.50% due 10/15/10.............      502,000             501,624
                                                      --------------

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PAPER & RELATED PRODUCTS -- 0.0%
  MeadWestvaco Corp.
    Company Guar. Debentures
    6.80% due 11/15/32.............  $   333,000      $      325,829
                                                      --------------
PIPELINES -- 0.3%
  CenterPoint Energy Resources
    Corp.
    Senior Notes
    7.88% due 04/01/13.............      652,000             720,274
  Duke Capital LLC
    Senior Notes
    8.00% due 10/01/19.............      708,000             804,280
  Kinder Morgan Energy Partners LP
    Notes
    5.13% due 11/15/14.............      217,000             207,522
  Kinder Morgan Energy Partners LP
    Notes
    6.75% due 03/15/11.............      794,000             827,057
  Kinder Morgan Energy Partners LP
    Senior Notes
    7.40% due 03/15/31.............      110,000             120,113
  Kinder Morgan Energy Partners LP
    Senior Bonds
    7.75% due 03/15/32.............      212,000             240,828
                                                      --------------
                                                           2,920,074
                                                      --------------
REAL ESTATE INVESTMENT
  TRUSTS -- 0.6%
  Boston Properties LP
    Senior Notes
    5.00% due 06/01/15.............      147,000             141,250
  HRPT Properties Trust
    Senior Notes
    6.25% due 08/15/16.............      988,000           1,010,848
  Kimco Realty Corp.
    Senior Notes
    6.00% due 11/30/12.............      750,000             767,397
  Prologis
    Senior Notes
    5.75% due 04/01/16.............      970,000             968,664
  Simon Property Group LP
    Notes
    5.10% due 06/15/15.............    1,142,000           1,104,209
  Simon Property Group LP
    Notes
    5.88% due 03/01/17.............      673,000             682,411
  Vornado Realty LP
    Notes
    4.75% due 12/01/10.............      500,000             483,299
  Vornado Realty LP
    Notes
    5.63% due 06/15/07.............    2,023,000           2,021,649
                                                      --------------
                                                           7,179,727
                                                      --------------

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
REAL ESTATE MANAGEMENT/
  SERVICES -- 0.3%
  EOP Operating LP
    Notes
    6.80% due 01/15/09.............  $ 1,981,000      $    2,040,878
  EOP Operating LP
    Notes
    8.10% due 08/01/10.............      500,000             544,228
  Socgen Real Estate Co. LLC
    Bonds
    7.64% due 09/30/07*(3)(8)......    1,051,000           1,064,676
                                                      --------------
                                                           3,649,782
                                                      --------------
RETAIL-APPAREL/SHOE -- 0.1%
  Ltd. Brands, Inc.
    Senior Notes
    5.25% due 11/01/14.............    1,034,000             973,023
                                                      --------------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Home Depot, Inc.
    Senior Notes
    5.40% due 03/01/16.............      688,000             664,534
                                                      --------------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc.
    Bonds
    5.25% due 09/01/35.............    1,003,000             913,434
                                                      --------------
RETAIL-DRUG STORE -- 0.1%
  CVS Corp.
    Senior Notes
    5.75% due 08/15/11.............      420,000             424,317
  CVS Corp.
    Senior Notes
    6.13% due 08/15/16.............      610,000             624,342
                                                      --------------
                                                           1,048,659
                                                      --------------
SOVEREIGN AGENCY -- 0.0%
  Financing Corp.
    Bonds
    9.65% due 11/02/18.............      235,000             324,988
                                                      --------------
SPECIAL PURPOSE ENTITIES -- 0.2%
  BAE Systems Holdings, Inc.
    Notes
    5.20% due 08/15/15*............    1,009,000             977,262
  Fund American Cos., Inc.
    Notes
    5.88% due 05/15/13.............      484,000             478,372
  Natexis Ambs Co. LLC
    Bonds
    8.44% due 06/30/08*(3)(8)......      215,000             223,039
                                                      --------------
                                                           1,678,673
                                                      --------------
TELEPHONE-INTEGRATED -- 0.4%
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34.............      662,000             675,111
  SBC Communications, Inc.
    Notes
    6.15% due 09/15/34.............      844,000             829,085

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
  TCI Communications Financing III
    Company Guar. Notes
    9.65% due 03/31/27.............  $ 1,434,000      $    1,509,150
  Verizon New York, Inc.
    Debentures
    6.88% due 04/01/12.............    1,848,000           1,921,253
                                                      --------------
                                                           4,934,599
                                                      --------------
TELEVISION -- 0.1%
  CBS Corp.
    Company Guar. Notes
    6.63% due 05/15/11.............      832,000             857,897
  Hearst-Argyle Television, Inc.
    Debentures
    7.50% due 11/15/27.............      800,000             816,844
                                                      --------------
                                                           1,674,741
                                                      --------------
TRANSPORT-RAIL -- 0.1%
  CSX Corp.
    Senior Notes
    6.75% due 03/15/11.............      318,000             332,187
  Union Pacific Corp.
    Notes
    6.13% due 01/15/12.............      227,000             232,850
                                                      --------------
                                                             565,037
                                                      --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $84,665,130)...............                       84,260,488
                                                      --------------
FOREIGN CORPORATE BONDS &
  NOTES -- 1.4%
BANKS-COMMERCIAL -- 0.3%
  Nordea Bank AB
    Bonds
    5.42% due 04/20/15*(3)(8)......      467,000             446,152
  UniCredito Italiano Capital Trust
    Bank Guar. Notes
    9.20% due 10/05/10*(3)(8)......    1,112,000           1,244,141
  Woori Bank
    Sub. Debentures
    6.13% due 05/03/16*(3).........    1,480,000           1,503,929
                                                      --------------
                                                           3,194,222
                                                      --------------
BANKS-MONEY CENTER -- 0.1%
  DBS Capital Funding Corp.
    Company Guar. Sr. Notes
    7.66% due 03/31/11*(3)(8)......      669,000             718,491
                                                      --------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Diageo Finance BV
    Company Guar. Bonds
    5.50% due 04/01/13.............      970,000             965,429
                                                      --------------
BUILDING PRODUCTS-CEMENT -- 0.0%
  Lafarge SA
    Notes
    6.50% due 07/15/16.............      374,000             388,847
                                                      --------------
DIVERSIFIED MINERALS -- 0.1%
  Vale Overseas, Ltd.
    Company Guar. Notes
    6.25% due 01/23/17.............      870,000             871,636
                                                      --------------

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
ELECTRIC-DISTRIBUTION -- 0.1%
  Hydro-Quebec Co.
    Guar. Notes
    6.30% due 05/11/11.............  $ 1,620,000      $    1,684,860
                                                      --------------
FINANCE-LEASING COMPANY -- 0.1%
  ORIX Corp.
    Notes
    5.48% due 11/22/11.............    1,200,000           1,192,016
                                                      --------------
INSURANCE-MULTI-LINE -- 0.1%
  ING Groep NV
    Bonds
    5.78% due 12/08/15(3)(8).......    1,270,000           1,257,069
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.1%
  Nexen, Inc.
    Bonds
    5.88% due 03/10/35.............      850,000             795,755
  Ras Laffan Liquefied Natural Gas
    Co., Ltd. III
    Company Guar. Senior Notes
    5.83% due 09/30/16*............      530,000             532,772
                                                      --------------
                                                           1,328,527
                                                      --------------
SPECIAL PURPOSE ENTITIES -- 0.2%
  Mizuho Capital Investment 1, Ltd.
    Sub. Notes
    6.69% due 06/30/16*(3)(8)......    1,190,000           1,190,883
  MUFG Capital Finance 1, Ltd.
    Company Guar. Notes
    6.35% due 07/25/16(3)(8).......      758,000             764,510
  UFJ Finance Aruba AEC
    Company Guar. Notes
    6.75% due 07/15/13.............      725,000             768,387
                                                      --------------
                                                           2,723,780
                                                      --------------
TELEPHONE-INTEGRATED -- 0.2%
  Deutsche Telekom International
    Finance BV
    Senior Notes
    5.75% due 03/23/16.............      756,000             744,671
  Telecom Italia Capital
    Company Guar. Notes
    5.25% due 11/15/13.............      343,000             326,174
  Telefonica Emisones SAU
    Company Guar. Notes
    7.05% due 06/20/36.............      380,000             408,792
  Telefonica Europe BV
    Company Guar. Bonds
    7.75% due 09/15/10.............      350,000             375,231
                                                      --------------
                                                           1,854,868
                                                      --------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $16,204,943)...............                       16,179,745
                                                      --------------
FOREIGN GOVERNMENT AGENCIES -- 0.4%
REGIONAL AUTHORITY -- 0.1%
  Province of Ontario Canada
    Bonds
    5.00% due 10/18/11.............    1,210,000           1,202,511
                                                      --------------

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
SOVEREIGN -- 0.3%
  AID-Egypt
    U.S. Govt. Guar. Notes
    4.45% due 09/15/15.............  $   785,000      $      751,240
  State of Israel
    Bonds
    4.63% due 06/15/13.............      658,000             622,537
  United Mexican States
    Notes
    5.63% due 01/15/17.............      486,000             479,682
  United Mexican States
    Notes
    6.38% due 01/16/13.............      547,000             564,504
  United Mexican States
    Notes
    6.63% due 03/03/15.............       48,000              50,808
  United Mexican States
    Notes
    6.75% due 09/27/34.............      372,000             394,320
                                                      --------------
                                                           2,863,091
                                                      --------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $4,150,257)................                        4,065,602
                                                      --------------
U.S. GOVERNMENT AGENCIES -- 15.2%
FEDERAL HOME LOAN BANK -- 0.1%
    3.90% due 02/25/08.............      570,000             562,022
                                                      --------------
FEDERAL HOME LOAN MTG. CORP. --3.6%
    4.50% due 08/01/18.............    1,020,855             980,787
    4.50% due 11/01/18.............    1,348,315           1,295,394
    4.50% due 01/01/19.............      897,299             862,080
    4.50% due 03/01/19.............       86,140              82,749
    4.50% due 08/01/19.............       60,565              58,144
    4.50% due 02/01/20.............      395,495             379,686
    4.50% due 04/01/35.............      782,675             729,886
    5.00% due 03/01/18.............      604,929             592,688
    5.00% due 05/01/18.............      720,309             705,733
    5.00% due 02/01/19.............      983,657             962,557
    5.00% due 09/01/18.............      384,324             376,547
    5.00% due 09/01/33.............    2,171,004           2,090,442
    5.00% due 11/01/33.............    1,056,150           1,016,958
    5.00% due 03/01/34.............      516,718             497,251
    5.00% due 04/01/34.............      278,033             267,559
    5.00% due 05/01/35.............      336,215             323,105
    5.00% due 08/01/35.............    1,093,279           1,050,647
    5.00% due 09/01/35.............      506,419             486,671
    5.00% due 10/01/35.............    2,977,328           2,861,228
    5.40% due 08/01/20.............      398,844             390,299
    5.47% due 03/01/21.............      382,303             380,682
    5.50% due 01/01/19.............      519,412             517,216
    5.50% due 04/01/19.............       34,734              34,618
    5.50% due 06/01/19.............       25,166              25,060
    5.50% due 07/01/19.............      274,218             273,059
    5.50% due 12/01/20.............      152,921             152,172
    5.50% due 10/01/24.............      466,454             462,246
    5.50% due 06/01/25.............      760,410             752,875
    5.50% due 07/01/25.............      360,544             356,971
    5.50% due 08/01/25.............      555,582             550,077
    5.50% due 09/01/25.............      526,989             521,767
    5.50% due 05/01/33.............    1,611,707           1,590,189

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
FEDERAL HOME LOAN MTG. CORP.
  (CONTINUED)
    5.50% due 12/01/33.............  $   384,205      $      379,076
    5.50% due 01/01/34.............    1,576,349           1,555,304
    5.50% due 04/01/34.............      191,653             188,987
    5.50% due 11/01/34.............      115,950             114,337
    5.50% due 05/01/35.............       93,771              92,349
    5.50% due 07/01/35.............      740,676             729,444
    5.50% due 09/01/35.............      276,613             272,418
    5.50% due 10/01/35.............      890,850             877,341
    5.50% due 06/01/36.............      638,946             628,414
    5.67% due 07/01/35.............    1,218,456           1,170,943
    5.73% due 08/01/35.............      744,136             732,337
    5.73% due 07/01/35.............      348,246             342,724
    5.75% due 10/01/35.............      364,987             366,401
    5.83% due 07/01/36.............      326,158             327,452
    6.00% due 04/01/16.............      104,469             105,775
    6.00% due 04/01/17.............      172,992             175,162
    6.00% due 07/01/17.............       98,430              99,665
    6.00% due 10/01/17.............      130,758             132,398
    6.00% due 08/01/19.............      809,372             818,809
    6.00% due 09/01/19.............      171,353             173,351
    6.00% due 11/01/19.............      277,196             280,507
    6.00% due 05/01/21.............      266,472             269,490
    6.00% due 10/01/21.............      469,045             474,356
    6.00% due 02/01/23.............      647,143             654,184
    6.00% due 12/01/25.............      247,065             249,086
    6.00% due 02/01/26.............      269,771             271,978
    6.00% due 04/01/34.............      152,437             153,273
    6.00% due 07/01/34.............      986,176             991,588
    6.00% due 08/01/34.............    2,180,077           2,192,042
    6.00% due 09/01/34.............      190,537             191,582
    6.00% due 07/01/35.............      373,430             374,977
    6.00% due 08/01/35.............      326,564             327,916
    6.00% due 03/01/36.............      349,844             351,232
    6.00% due 07/01/36.............      787,352             790,244
    6.00% due 10/01/36.............      597,757             601,037
    6.00% due 01/01/37.............      539,000             541,138
    6.50% due 05/01/34.............      117,149             119,361
    6.50% due 06/01/34.............      170,484             173,703
    6.50% due 08/01/34.............      649,707             661,976
    6.50% due 10/01/34.............      403,706             412,867
    6.50% due 11/01/34.............       15,074              15,359
                                                      --------------
                                                          41,007,926
                                                      --------------
FEDERAL NATIONAL MTG.
  ASSOC. -- 10.3%
    3.00% due 03/02/07.............    1,178,000           1,175,662
    4.01% due 08/01/13.............       85,830              80,412
    4.02% due 08/01/13.............      300,109             281,314
    4.50% due 04/01/18.............      717,325             689,600
    4.50% due 06/01/18.............      837,785             805,404
    4.50% due 07/01/18.............      553,025             531,650
    4.50% due 03/01/19.............      676,430             649,816
    4.50% due 04/01/20.............      663,056             636,967
    4.50% due 05/01/20.............      222,858             213,920
    4.50% due 07/01/20.............      217,054             208,514
    4.50% due 02/01/35.............      299,951             279,757

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC.
  (CONTINUED)
    4.50% due 03/01/35.............  $ 1,246,581      $    1,160,930
    4.63% due 04/01/14.............      212,022             203,609
    4.67% due 04/01/13.............       86,127              83,427
    4.76% due 10/01/15.............      175,941             169,411
    4.82% due 12/01/12.............      703,842             687,763
    4.88% due 03/01/20.............      174,009             170,878
    4.94% due 08/01/15.............      200,000             193,814
    4.98% due 09/01/15.............      117,968             115,704
    5.00% due 02/01/18.............    2,729,288           2,676,140
    5.00% due 11/01/18.............      998,561             978,885
    5.00% due 07/01/19.............      642,510             629,075
    5.00% due 09/01/19.............      332,241             325,294
    5.00% due 11/01/19.............      825,545             808,283
    5.00% due 03/01/20.............      795,850             778,801
    5.00% due 05/01/20.............      328,276             321,243
    5.00% due 07/01/20.............      422,248             413,202
    5.00% due 11/01/33.............      710,699             683,658
    5.00% due 03/01/34.............      910,711             875,928
    5.00% due 05/01/34.............      289,868             278,677
    5.00% due 06/01/34.............      209,510             201,421
    5.00% due 08/01/34.............      312,359             300,299
    5.00% due 09/01/34.............      809,260             778,016
    5.00% due 11/01/34.............      182,996             175,931
    5.00% due 12/01/34.............      187,648             180,403
    5.00% due 03/01/35.............      513,289             493,257
    5.00% due 06/01/35.............    1,919,294           1,842,712
    5.00% due 07/01/35.............    4,666,468           4,480,271
    5.00% due 08/01/35.............    1,062,882           1,020,472
    5.23% due 05/01/14.............      746,860             715,482
    5.23% due 02/01/14.............      324,441             317,447
    5.25% due 08/01/14.............      678,457             661,572
    5.25% due 05/01/15.............    1,320,363           1,291,374
    5.25% due 04/15/07.............    3,654,000           3,653,397
    5.43% due 02/01/13.............      297,261             296,698
    5.50% due 11/01/17.............      634,923             633,554
    5.50% due 01/01/18.............      878,083             876,190
    5.50% due 02/01/18.............      536,040             534,743
    5.50% due 07/01/19.............    1,337,453           1,333,122
    5.50% due 08/01/19.............      330,883             329,811
    5.50% due 09/01/19.............      696,759             694,503
    5.50% due 11/01/19.............      111,611             111,249
    5.50% due 12/01/19.............      193,428             192,802
    5.50% due 01/01/21.............      426,089             424,372
    5.50% due 05/01/25.............      462,255             457,357
    5.50% due 06/01/25.............      316,690             313,334
    5.50% due 02/01/33.............      979,887             966,250
    5.50% due 03/01/33.............      532,329             524,921
    5.50% due 06/01/33.............    1,186,482           1,169,970
    5.50% due 07/01/33.............    4,781,945           4,715,394
    5.50% due 11/01/33.............    1,388,415           1,369,092
    5.50% due 12/01/33.............      241,066             237,711
    5.50% due 01/01/34.............      856,287             844,368
    5.50% due 02/01/34.............    1,735,730           1,711,355
    5.50% due 03/01/34.............      135,775             133,842
    5.50% due 04/01/34.............      526,774             519,200
    5.50% due 05/01/34.............    1,471,053           1,449,629
    5.50% due 06/01/34.............      274,484             270,487

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
FEDERAL NATIONAL MTG. ASSOC.
  (CONTINUED)
    5.50% due 07/01/34.............  $ 2,514,858      $    2,478,234
    5.50% due 08/01/34.............      297,771             293,434
    5.50% due 09/01/34.............    3,636,765           3,583,801
    5.50% due 10/01/34.............    3,288,103           3,240,217
    5.50% due 11/01/34.............    6,364,250           6,271,564
    5.50% due 12/01/34.............    2,843,138           2,801,732
    5.50% due 01/01/35.............    3,625,333           3,572,535
    5.50% due 02/01/35.............      661,642             651,442
    5.50% due 03/01/35.............    1,851,791           1,822,428
    5.50% due 04/01/35.............      661,569             651,079
    5.50% due 08/01/35.............    1,315,882           1,296,337
    5.50% due 09/01/35.............      807,059             794,262
    5.50% due 10/01/35.............      573,646             564,550
    5.50% due 04/01/36.............      918,688             904,121
    5.63% due 10/01/35.............      429,562             412,422
    5.71% due 08/01/34.............      488,336             481,224
    5.73% due 12/01/35.............    1,408,929           1,386,589
    5.73% due 09/01/35.............    1,225,820           1,206,383
    6.00% due 05/15/08.............      898,000             906,572
    6.00% due 01/01/17.............      718,766             727,758
    6.00% due 08/01/17.............      454,548             460,254
    6.00% due 03/01/18.............      111,865             113,270
    6.00% due 11/01/18.............      992,393           1,004,800
    6.00% due 01/01/21.............      344,356             348,228
    6.00% due 05/01/21.............      473,029             478,348
    6.00% due 11/01/25.............      350,200             352,971
    6.00% due 04/01/34.............    1,116,649           1,122,461
    6.00% due 05/01/34.............      941,952             946,855
    6.00% due 06/01/34.............    2,513,022           2,526,103
    6.00% due 07/01/34.............    1,431,529           1,438,980
    6.00% due 08/01/34.............    1,848,996           1,858,619
    6.00% due 09/01/34.............      684,502             688,065
    6.00% due 10/01/34.............    1,750,601           1,759,818
    6.00% due 11/01/34.............      233,595             234,811
    6.00% due 12/01/34.............       84,592              85,032
    6.00% due 08/01/35.............      288,160             289,277
    6.00% due 10/01/35.............      164,252             164,888
    6.00% due 12/01/35.............      923,404             926,982
    6.00% due 02/01/36.............    1,765,318           1,772,097
    6.00% due 03/01/36.............      682,385             684,892
    6.00% due 04/01/36.............      769,539             772,364
    6.00% due 06/01/36.............      255,477             256,467
    6.00% due 12/01/36.............      462,183             463,881
    6.00% due 01/01/37.............      559,000             561,053
    6.00% due 02/01/37.............      501,000             502,840
    6.33% due 03/01/11.............      136,324             140,070
    6.50% due 06/01/31.............      377,062             385,835
    6.50% due 07/01/31.............      122,819             125,676
    6.50% due 09/01/31.............      426,797             436,727
    6.50% due 02/01/32.............      413,116             422,728
    6.50% due 07/01/32.............      924,920             946,102
    6.50% due 08/01/32.............      662,047             677,044
    6.50% due 01/01/33.............      454,814             465,116
    6.50% due 04/01/34.............       92,756              94,508
    6.50% due 06/01/34.............      136,216             138,789
    6.50% due 08/01/34.............      589,284             600,417
    6.50% due 03/01/36.............      247,665             251,791

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC.
  (CONTINUED)
    6.50% due 05/01/36.............  $   373,554      $      379,778
    6.63% due 09/15/09.............    2,374,000           2,461,779
    6.63% due 11/15/10.............    1,120,000           1,178,788
    7.50% due 02/01/30.............       51,315              53,538
    7.50% due 03/01/31.............      118,699             123,516
    7.50% due 01/01/32.............       97,440             101,395
                                                      --------------
                                                         116,173,383
                                                      --------------
GOVERNMENT NATIONAL MTG.
  ASSOC. -- 0.8%
    4.50% due 07/20/33.............       85,845              80,032
    4.50% due 09/20/33.............      534,169             498,000
    4.50% due 12/20/34.............      162,300             151,227
    5.00% due 07/20/33.............      132,771             127,929
    5.00% due 06/15/34.............      451,849             436,645
    5.00% due 10/15/34.............      271,753             262,586
    5.50% due 11/15/32.............      626,258             620,630
    5.50% due 05/15/33.............    2,929,814           2,903,367
    5.50% due 08/15/33.............      286,724             284,136
    5.50% due 10/15/35.............      179,065             177,311
    6.00% due 09/15/32.............      792,406             801,233
    6.00% due 04/15/33.............      589,484             595,813
    6.00% due 02/15/34.............      310,801             313,983
    6.00% due 07/15/34.............      301,867             304,957
    6.00% due 09/15/34.............      305,047             308,170
    6.00% due 02/20/35.............      376,186             378,884
    6.00% due 04/20/35.............      157,050             158,177
    6.50% due 11/20/35.............      299,642             305,878
    6.50% due 02/20/36.............      196,797             200,873
                                                      --------------
                                                           8,909,831
                                                      --------------
SMALL BUSINESS ADMINISTRATION --0.4
  Small Business Administration
    Pass Through
    Series 2005-20L, Class 1
    5.39% due 12/01/25.............      506,683             506,484
  Small Business Administration
    Participation Certificates
    Series 2003-20G, Class 1
    4.35% due 07/01/23(1)..........      145,377             137,907
  Small Business Administration
    Participation Certificates
    Series 2004-20D, Class 1
    4.77% due 04/01/24(1)..........      426,597             413,624
  Small Business Administration
    Participation Certificates
    Series 2005-20C, Class 1
    4.95% due 03/01/25(1)..........    1,056,883           1,025,800
  Small Business Administration
    Participation Certificates
    Series 2004-20I, Class 1
    4.99% due 09/01/24(1)..........      618,635             606,544
  Small Business Administration
    Participation Certificates Pass
    Through
    Series 2005-20J, Class 1
    5.09% due 10/01/25(1)..........      569,741             559,769

--------------------------------------------------------------------
                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
SMALL BUSINESS ADMINISTRATION
  (CONTINUED)
  Small Business Administration
    Participation Certificates
    Series 2004-20E, Class 1
    5.18% due 05/01/24(1)..........  $   681,707      $      675,778
  Small Business Administration
    Participation Certificates
    Series 2004-20F, Class 1
    5.52% due 06/01/24(1)..........    1,008,438           1,015,623
                                                      --------------
                                                           4,941,529
                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $174,646,749)..............                      171,594,691
                                                      --------------
U.S. GOVERNMENT TREASURIES -- 10.6%
UNITED STATES TREASURY BONDS --1.8%
    4.50% due 02/15/36.............    1,052,000             983,292
    5.38% due 02/15/31.............    9,857,000          10,400,673
    6.00% due 02/15/26.............    5,684,000           6,358,532
    6.25% due 08/15/23.............      611,000             694,296
    8.00% due 11/15/21.............      318,000             416,481
    10.38% due 11/15/12............      678,000             705,173
  United States Treasury Bonds TIPS
    2.38% due 01/15/17.............    1,349,096           1,346,038
                                                      --------------
                                                          20,904,485
                                                      --------------
UNITED STATES TREASURY NOTES --8.8%
    3.13% due 10/15/08.............   12,812,000          12,431,138
    3.13% due 04/15/09.............    8,500,000           8,188,883
    3.50% due 11/15/09.............    6,515,000           6,285,450
    3.88% due 02/15/13.............      993,000             945,057
    4.25% due 01/15/10.............    3,468,568           3,650,262
    4.25% due 11/15/13.............    2,951,000           2,855,207
    4.38% due 05/15/07.............      728,000             726,407
    4.75% due 11/15/08.............    5,565,000           5,545,216
    4.75% due 05/15/14.............      829,000             825,244
    5.13% due 06/30/11.............    1,041,000           1,053,281
    5.50% due 02/15/08.............    4,439,000           4,458,421
    5.63% due 05/15/08.............   24,918,000          25,101,970
    6.50% due 02/15/10.............   16,348,000          17,098,340
    6.75% due 08/15/26.............    4,591,000           5,569,815
  United States Notes TIPS
    2.00% due 01/15/14.............    4,173,611           4,061,934
                                                      --------------
                                                          98,796,625
                                                      --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $120,509,726)..............                      119,701,110
                                                      --------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $1,004,405,730)............                    1,107,527,172
                                                      --------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                      PRINCIPAL           VALUE
       SECURITY DESCRIPTION            AMOUNT            (NOTE 3)
--------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.0%
COMMERCIAL PAPER -- 2.0%
  Bryant Park Funding LLC
    5.27% due 02/01/07
    (cost $22,504,000).............  $22,504,000      $   22,504,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,026,909,730)(9).........        100.2%      1,130,031,172
Liabilities in excess of other
  assets...........................         (0.2)         (2,436,052)
                                     -----------      --------------
NET ASSETS.........................        100.0%     $1,127,595,120
                                     ===========      ==============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $16,803,923 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Collateralized Mortgaged Obligation
(2) Variable Rate Security - the rate reflected is as of January 31, 2007, maturity date reflects the stated maturity date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2007.
(4)  Fair valued security; see Note 3
(5) Variable Rate Security - the rate reflected is as of January 31, 2007, maturity date reflects next reset date.
(6)  Security was valued using fair value procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(7)  Interest Only
(8)  Perpetual maturity - maturity date reflects the next call date.
(9)  See Note 4 for cost of investments on a tax basis
ADR -- American Depository Receipt
TIPS Treasury Inflation Protected Securities

See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Electric-Integrated.......................................   40.4%
Telephone-Integrated......................................   32.4
Telecom Services..........................................    8.5
Time Deposits.............................................    7.6
Gas-Distribution..........................................    4.9
Oil Companies-Integrated..................................    2.1
Pipelines.................................................    1.4
Electric-Distribution.....................................    1.0
Oil Companies-Exploration & Production....................    0.5
Oil Refining & Marketing..................................    0.5
Oil-Field Services........................................    0.5
                                                            -----
                                                             99.8%
                                                            =====

------------

* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 92.2%
ELECTRIC-DISTRIBUTION -- 1.0%
  National Grid PLC ADR.................       7,900      $   597,319
                                                          -----------
ELECTRIC-INTEGRATED -- 40.4%
  American Electric Power Co., Inc. ....      37,670        1,639,775
  CenterPoint Energy, Inc. .............      89,000        1,536,140
  DTE Energy Co. .......................      27,484        1,274,433
  Duke Energy Corp. ....................      86,235        1,697,967
  Edison International..................      58,100        2,613,338
  Energy East Corp. ....................      59,500        1,429,190
  Exelon Corp. .........................      10,400          623,896
  FirstEnergy Corp. ....................       4,500          266,985
  FPL Group, Inc. ......................      21,306        1,206,985
  Great Plains Energy, Inc. ............      29,800          933,634
  NSTAR.................................      40,000        1,336,000
  Pepco Holdings, Inc. .................      34,500          882,510
  PG&E Corp. ...........................      45,100        2,105,268
  Public Service Enterprise Group,
    Inc. ...............................       9,000          603,270
  Puget Energy, Inc. ...................      20,900          513,304
  SCANA Corp. ..........................      53,900        2,194,808
  TXU Corp. ............................      21,364        1,155,365
  WPS Resources Corp. ..................      22,100        1,172,405
  Xcel Energy, Inc. ....................      18,800          438,604
                                                          -----------
                                                           23,623,877
                                                          -----------
GAS-DISTRIBUTION -- 4.9%
  KeySpan Corp. ........................      19,608          800,007
  Nicor, Inc. ..........................      27,100        1,233,050
  Peoples Energy Corp. .................      19,500          849,225
                                                          -----------
                                                            2,882,282
                                                          -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.5%
  Newfield Exploration Co.+.............       6,900          295,389
                                                          -----------
OIL COMPANIES-INTEGRATED -- 2.1%
  BP PLC ADR............................      12,500          793,875
  Total SA ADR..........................       6,300          428,715
                                                          -----------
                                                            1,222,590
                                                          -----------
OIL REFINING & MARKETING -- 0.5%
  Sunoco, Inc. .........................       4,900          309,337
                                                          -----------
OIL-FIELD SERVICES -- 0.5%
  BJ Services Co. ......................      10,400          287,664
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
PIPELINES -- 1.4%
  Spectra Energy Corp.+.................      30,917      $   807,552
                                                          -----------
TELECOM SERVICES -- 8.5%
  BCE, Inc. ............................      50,229        1,319,014
  Embarq Corp. .........................      44,820        2,487,958
  Telecom Corp of New Zealand, Ltd.
    ADR.................................      41,500        1,140,420
                                                          -----------
                                                            4,947,392
                                                          -----------
TELEPHONE-INTEGRATED -- 32.4%
  AT&T, Inc. ...........................      76,679        2,885,431
  BT Group PLC ADR......................      21,800        1,330,672
  CenturyTel, Inc. .....................      21,100          946,124
  Citizens Communications Co. ..........      61,200          897,192
  Deutsche Telekom AG ADR...............      92,800        1,634,208
  France Telecom SA ADR.................      63,600        1,768,716
  Sprint Nextel Corp. ..................      71,200        1,269,496
  Telecom Italia SpA ADR................      44,188        1,313,267
  Telefonica SA ADR.....................       7,500          494,550
  Telstra Corp., Ltd. ADR...............     112,800        1,880,376
  Verizon Communications, Inc. .........      81,300        3,131,676
  Windstream Corp. .....................      94,073        1,399,806
                                                          -----------
                                                           18,951,514
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $45,510,686)....................                   53,924,916
                                                          -----------
SHORT-TERM INVESTMENT SECURITIES -- 7.6%
TIME DEPOSIT -- 7.6%
  Euro Time Deposit with State Street
    Bank & Trust Co.
    2.80% due 02/01/07
    (cost $4,447,000)...................  $4,447,000        4,447,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $49,957,686)(1).................        99.8%      58,371,916
Other assets less liabilities...........         0.2           91,964
                                          ----------      -----------
NET ASSETS..............................       100.0%     $58,463,880
                                          ==========      ===========

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker..........................    6.2%
Oil Companies-Integrated..................................    6.1
Banks-Super Regional......................................    5.0
Diversified Manufactured Operations.......................    5.0
Medical-Drugs.............................................    4.8
Telephone-Integrated......................................    3.5
Computers.................................................    3.2
Electric-Integrated.......................................    2.9
Insurance-Multi-line......................................    2.6
Medical Products..........................................    2.3
Applications Software.....................................    2.2
Multimedia................................................    2.1
Cosmetics & Toiletries....................................    2.0
Electronic Components-Semiconductors......................    1.9
Retail-Discount...........................................    1.7
Beverages-Non-alcoholic...................................    1.6
Tobacco...................................................    1.6
Aerospace/Defense.........................................    1.5
Networking Products.......................................    1.3
Medical-HMO...............................................    1.2
Oil-Field Services........................................    1.2
Insurance-Life/Health.....................................    1.1
Medical-Biomedical/Gene...................................    1.1
Real Estate Investment Trusts.............................    1.1
Repurchase Agreement......................................    1.1
Web Portals/ISP...........................................    1.1
Finance-Mortgage Loan/Banker..............................    1.0
Oil Companies-Exploration & Production....................    1.0
Retail-Building Products..................................    1.0
Transport-Services........................................    0.9
Banks-Commercial..........................................    0.8
Cable TV..................................................    0.8
Chemicals-Diversified.....................................    0.8
Finance-Credit Card.......................................    0.8
Retail-Restaurants........................................    0.8
Wireless Equipment........................................    0.8
Banks-Fiduciary...........................................    0.7
Enterprise Software/Service...............................    0.7
Food-Misc. ...............................................    0.7
Medical Instruments.......................................    0.7
Transport-Rail............................................    0.7
Aerospace/Defense-Equipment...............................    0.6
Data Processing/Management................................    0.6
Insurance-Property/Casualty...............................    0.6
Retail-Drug Store.........................................    0.6
Investment Management/Advisor Services....................    0.5
Agricultural Operations...................................    0.4
Commercial Services-Finance...............................    0.4
Computers-Memory Devices..................................    0.4
Consumer Products-Misc....................................    0.4
E-Commerce/Services.......................................    0.4
Hotels/Motels.............................................    0.4
Oil & Gas Drilling........................................    0.4
Pharmacy Services.........................................    0.4
Pipelines.................................................    0.4
Retail-Regional Department Stores.........................    0.4
Savings & Loans/Thrifts...................................    0.4
Auto-Cars/Light Trucks....................................    0.3
Brewery...................................................    0.3
Building-Residential/Commercial...........................    0.3
Computer Services.........................................    0.3
Electric Products-Misc....................................    0.3
Food-Retail...............................................    0.3%
Industrial Gases..........................................    0.3
Instruments-Scientific....................................    0.3
Machinery-Construction & Mining...........................    0.3
Medical-Wholesale Drug Distribution.......................    0.3
Oil Refining & Marketing..................................    0.3
Retail-Major Department Stores............................    0.3
Retail-Office Supplies....................................    0.3
Semiconductor Equipment...................................    0.3
Telecom Equipment-Fiber Optics............................    0.3
Television................................................    0.3
U.S. Government Treasuries................................    0.3
Advertising Agencies......................................    0.2
Apparel Manufacturers.....................................    0.2
Building & Construction Products-Misc.....................    0.2
Chemicals-Specialty.......................................    0.2
Cruise Lines..............................................    0.2
Electronic Forms..........................................    0.2
Financial Guarantee Insurance.............................    0.2
Food-Confectionery........................................    0.2
Food-Wholesale/Distribution...............................    0.2
Forestry..................................................    0.2
Gas-Distribution..........................................    0.2
Insurance Brokers.........................................    0.2
Internet Security.........................................    0.2
Machinery-Farming.........................................    0.2
Metal-Aluminum............................................    0.2
Metal-Copper..............................................    0.2
Mining....................................................    0.2
Non-Hazardous Waste Disposal..............................    0.2
Office Automation & Equipment.............................    0.2
Paper & Related Products..................................    0.2
Publishing-Newspapers.....................................    0.2
Retail-Apparel/Shoe.......................................    0.2
Retail-Consumer Electronics...............................    0.2
Semiconductors Components-Integrated Circuits.............    0.2
Steel-Producers...........................................    0.2
Therapeutics..............................................    0.2
Airlines..................................................    0.1
Athletic Footwear.........................................    0.1
Auto-Heavy Duty Trucks....................................    0.1
Auto/Truck Parts & Equipment-Original.....................    0.1
Beverages-Wine/Spirits....................................    0.1
Broadcast Services/Program................................    0.1
Building Products-Air & Heating...........................    0.1
Casino Hotels.............................................    0.1
Casino Services...........................................    0.1
Coal......................................................    0.1
Coatings/Paint............................................    0.1
Computer Aided Design.....................................    0.1
Computers-Integrated Systems..............................    0.1
Computers-Periphery Equipment.............................    0.1
Containers-Paper/Plastic..................................    0.1
Disposable Medical Products...............................    0.1
Distribution/Wholesale....................................    0.1
E-Commerce/Products.......................................    0.1
Electric-Generation.......................................    0.1
Electronic Components-Misc. ..............................    0.1
Electronic Measurement Instruments........................    0.1
Electronics-Military......................................    0.1
Engineering/R&D Services..................................    0.1
Engines-Internal Combustion...............................    0.1

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

INDUSTRY ALLOCATION* (CONTINUED)
Entertainment Software....................................    0.1%
Finance-Commercial........................................    0.1
Finance-Consumer Loans....................................    0.1
Finance-Other Services....................................    0.1
Health Care Cost Containment..............................    0.1
Home Decoration Products..................................    0.1
Human Resources...........................................    0.1
Industrial Automated/Robotic..............................    0.1
Medical Labs & Testing Services...........................    0.1
Medical-Generic Drugs.....................................    0.1
Medical-Hospitals.........................................    0.1
Metal-Diversified.........................................    0.1
Motorcycle/Motor Scooter..................................    0.1
Office Supplies & Forms...................................    0.1
Oil Field Machinery & Equipment...........................    0.1
Photo Equipment & Supplies................................    0.1
Printing-Commercial.......................................    0.1
Real Estate Management/Services...........................    0.1
Retail-Auto Parts.........................................    0.1
Retail-Bedding............................................    0.1
Steel-Specialty...........................................    0.1
Telecom Services..........................................    0.1
Telecommunication Equipment...............................    0.1
Tools-Hand Held...........................................    0.1
Toys......................................................    0.1
                                                            -----
                                                            100.1%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 98.8%
ADVERTISING AGENCIES -- 0.2%
  Interpublic Group of Cos., Inc.+........     1,311    $    17,253
  Omnicom Group, Inc. ....................       520         54,704
                                                        -----------
                                                             71,957
                                                        -----------
AEROSPACE/DEFENSE -- 1.5%
  Boeing Co. .............................     2,303        206,257
  General Dynamics Corp. .................     1,169         91,357
  Lockheed Martin Corp. ..................     1,031        100,203
  Northrop Grumman Corp. .................       974         69,096
  Raytheon Co. ...........................     1,300         67,470
  Rockwell Collins, Inc. .................       497         33,900
                                                        -----------
                                                            568,283
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Goodrich Corp. .........................       377         18,480
  United Technologies Corp. ..............     2,930        199,299
                                                        -----------
                                                            217,779
                                                        -----------
AGRICULTURAL OPERATIONS -- 0.4%
  Archer-Daniels-Midland Co. .............     1,986         63,552
  Monsanto Co. ...........................     1,610         88,695
                                                        -----------
                                                            152,247
                                                        -----------
AIRLINES -- 0.1%
  Southwest Airlines Co. .................     2,393         36,134
                                                        -----------
APPAREL MANUFACTURERS -- 0.2%
  Coach, Inc.+............................     1,088         49,896
  Jones Apparel Group, Inc. ..............       343         11,717
  Liz Claiborne, Inc. ....................       318         14,119
  VF Corp. ...............................       202         15,326
                                                        -----------
                                                             91,058
                                                        -----------
APPLIANCES -- 0.0%
  Whirlpool Corp. ........................       204         18,652
                                                        -----------
APPLICATIONS SOFTWARE -- 2.2%
  Citrix Systems, Inc.+...................       555         17,577
  Compuware Corp.+........................     1,149         10,307
  Intuit, Inc.+...........................     1,041         32,739
  Microsoft Corp. ........................    24,978        770,821
                                                        -----------
                                                            831,444
                                                        -----------
ATHLETIC FOOTWEAR -- 0.1%
  NIKE, Inc., Class B.....................       572         56,519
                                                        -----------
AUDIO/VIDEO PRODUCTS -- 0.0%
  Harman International Industries,
    Inc. .................................       152         14,375
                                                        -----------
AUTO-CARS/LIGHT TRUCKS -- 0.3%
  Ford Motor Co. .........................     5,449         44,300
  General Motors Corp. ...................     1,638         53,792
                                                        -----------
                                                             98,092
                                                        -----------
AUTO-HEAVY DUTY TRUCKS -- 0.1%
  PACCAR, Inc. ...........................       774         51,757
                                                        -----------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.1%
  Johnson Controls, Inc. .................       594         54,921
                                                        -----------
BANKS-COMMERCIAL -- 0.8%
  BB&T Corp. .............................     1,597         67,489
  Commerce Bancorp, Inc. .................       433         14,627
  Compass Bancshares, Inc. ...............       270         16,443

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
BANKS-COMMERCIAL (CONTINUED)
  First Horizon National Corp. ...........       300    $    13,080
  M&T Bank Corp. .........................       240         29,114
  Marshall & Ilsley Corp. ................       706         33,224
  Regions Financial Corp. ................     2,229         80,824
  Synovus Financial Corp. ................       983         31,387
  Zions Bancorp...........................       340         28,839
                                                        -----------
                                                            315,027
                                                        -----------
BANKS-FIDUCIARY -- 0.7%
  Bank of New York Co., Inc. .............     2,270         90,823
  Mellon Financial Corp. .................     1,368         58,468
  Northern Trust Corp. ...................       564         34,263
  State Street Corp. .....................       983         69,842
                                                        -----------
                                                            253,396
                                                        -----------
BANKS-SUPER REGIONAL -- 5.0%
  Bank of America Corp. ..................    13,110        689,324
  Comerica, Inc. .........................       482         28,583
  Fifth Third Bancorp.....................     1,616         64,478
  Huntington Bancshares, Inc. ............       322          7,496
  KeyCorp.................................     1,231         46,987
  National City Corp. ....................     1,700         64,345
  PNC Financial Services Group, Inc. .....       853         62,926
  SunTrust Banks, Inc. ...................     1,057         87,837
  US Bancorp..............................     5,148        183,269
  Wachovia Corp. .........................     5,545        313,292
  Wells Fargo & Co. ......................     9,754        350,364
                                                        -----------
                                                          1,898,901
                                                        -----------
BEVERAGES-NON-ALCOHOLIC -- 1.6%
  Coca-Cola Co. ..........................     5,903        282,636
  Coca-Cola Enterprises, Inc. ............       820         16,826
  Pepsi Bottling Group, Inc. .............       420         13,285
  PepsiCo, Inc. ..........................     4,776        311,586
                                                        -----------
                                                            624,333
                                                        -----------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Brown-Forman Corp., Class B.............       151          9,904
  Constellation Brands, Inc., Class A+....       630         15,586
                                                        -----------
                                                             25,490
                                                        -----------
BREWERY -- 0.3%
  Anheuser-Busch Cos., Inc. ..............     2,236        113,969
  Molson Coors Brewing Co., Class B.......       138         11,150
                                                        -----------
                                                            125,119
                                                        -----------
BROADCAST SERVICES/PROGRAM -- 0.1%
  Clear Channel Communications, Inc. .....     1,430         51,938
                                                        -----------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.2%
  Masco Corp. ............................     1,155         36,948
  Vulcan Materials Co. ...................       265         26,988
                                                        -----------
                                                             63,936
                                                        -----------
BUILDING PRODUCTS-AIR & HEATING -- 0.1%
  American Standard Cos., Inc. ...........       554         27,362
                                                        -----------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
  Centex Corp. ...........................       343         18,416
  D.R. Horton, Inc. ......................       828         24,062
  KB Home Corp. ..........................       230         12,470

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BUILDING-RESIDENTIAL/COMMERCIAL
  (CONTINUED)
  Lennar Corp., Class A...................       425    $    23,111
  Pulte Homes, Inc. ......................       661         22,699
                                                        -----------
                                                            100,758
                                                        -----------
CABLE TV -- 0.8%
  Comcast Corp., Class A+.................     6,062        268,668
  DIRECTV Group, Inc.+....................     1,669         40,707
                                                        -----------
                                                            309,375
                                                        -----------
CASINO HOTEL -- 0.1%
  Harrah's Entertainment, Inc. ...........       538         45,450
                                                        -----------
CASINO SERVICES -- 0.1%
  International Game Technology...........     1,014         44,068
                                                        -----------
CHEMICALS-DIVERSIFIED -- 0.8%
  Dow Chemical Co. .......................     2,779        115,440
  du Pont (E.I.) de Nemours & Co. ........     2,670        132,325
  PPG Industries, Inc. ...................       478         31,686
  Rohm & Haas Co. ........................       427         22,230
                                                        -----------
                                                            301,681
                                                        -----------
CHEMICALS-SPECIALTY -- 0.2%
  Ashland, Inc. ..........................       183         12,728
  Eastman Chemical Co. ...................       238         13,937
  Ecolab, Inc. ...........................       571         25,067
  Hercules, Inc.+.........................        94          1,843
  International Flavors & Fragrances,
    Inc. .................................       187          9,066
  Sigma-Aldrich Corp. ....................       300         11,385
                                                        -----------
                                                             74,026
                                                        -----------
COAL -- 0.1%
  CONSOL Energy, Inc. ....................       494         17,009
  Peabody Energy Corp. ...................       682         27,846
                                                        -----------
                                                             44,855
                                                        -----------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. ...............       349         24,116
                                                        -----------
COMMERCIAL SERVICES -- 0.0%
  Convergys Corp.+........................       449         11,692
                                                        -----------
COMMERCIAL SERVICES-FINANCE -- 0.4%
  Equifax, Inc. ..........................       392         16,280
  H&R Block, Inc. ........................       932         22,927
  Moody's Corp. ..........................       704         50,378
  The Western Union Co. ..................     2,216         49,506
                                                        -----------
                                                            139,091
                                                        -----------
COMPUTER AIDED DESIGN -- 0.1%
  Autodesk, Inc.+.........................       671         29,336
                                                        -----------
COMPUTER SERVICES -- 0.3%
  Affiliated Computer Services, Inc.,
    Class A+..............................       361         17,685
  Cognizant Technology Solutions Corp.,
    Class A+..............................       294         25,075
  Computer Sciences Corp.+................       511         26,807
  Electronic Data Systems Corp. ..........     1,539         40,491
  Unisys Corp.+...........................     1,075          9,267
                                                        -----------
                                                            119,325
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
COMPUTERS -- 3.2%
  Apple Computer, Inc.+...................     2,464    $   211,239
  Dell, Inc.+.............................     6,580        159,565
  Hewlett-Packard Co. ....................     7,934        343,383
  International Business Machines
    Corp. ................................     4,408        437,053
  Sun Microsystems, Inc.+.................    10,165         67,496
                                                        -----------
                                                          1,218,736
                                                        -----------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  NCR Corp.+..............................       560         26,538
                                                        -----------
COMPUTERS-MEMORY DEVICES -- 0.4%
  EMC Corp.+..............................     6,658         93,146
  Network Appliance, Inc.+................     1,079         40,570
  SanDisk Corp.+..........................       639         25,688
  Seagate Technology+(4)(5)...............     1,206              0
                                                        -----------
                                                            159,404
                                                        -----------
COMPUTERS-PERIPHERY EQUIPMENT -- 0.1%
  Lexmark International, Inc., Class A+...       326         20,548
                                                        -----------
CONSUMER PRODUCTS-MISC. -- 0.4%
  Clorox Co. .............................       474         31,009
  Fortune Brands, Inc. ...................       447         37,423
  Kimberly-Clark Corp. ...................     1,327         92,094
                                                        -----------
                                                            160,526
                                                        -----------
CONTAINERS-METAL/GLASS -- 0.0%
  Ball Corp. .............................       221         10,237
                                                        -----------
CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc. ........................        45          1,526
  Pactiv Corp.+...........................       473         15,344
  Sealed Air Corp. .......................       241         15,882
                                                        -----------
                                                             32,752
                                                        -----------
COSMETICS & TOILETRIES -- 2.0%
  Avon Products, Inc. ....................     1,297         44,604
  Colgate-Palmolive Co. ..................     1,496        102,177
  Procter & Gamble Co. ...................     9,197        596,609
  The Estee Lauder Cos., Inc., Class A....       209          9,928
                                                        -----------
                                                            753,318
                                                        -----------
CRUISE LINES -- 0.2%
  Carnival Corp. .........................     1,289         66,461
                                                        -----------
DATA PROCESSING/MANAGEMENT -- 0.6%
  Automatic Data Processing, Inc.+........     1,652         78,834
  Fidelity National Information Services,
    Inc. .................................       143          6,080
  First Data Corp. .......................     2,276         56,582
  Fiserv, Inc.+...........................       525         27,599
  Paychex, Inc. ..........................     1,018         40,730
                                                        -----------
                                                            209,825
                                                        -----------
DENTAL SUPPLIES & EQUIPMENT -- 0.0%
  Patterson Cos, Inc.+....................       392         14,743
                                                        -----------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
  C.R. Bard, Inc. ........................       315         25,994
                                                        -----------
DISTRIBUTION/WHOLESALE -- 0.1%
  Genuine Parts Co. ......................       267         12,688
  W. W. Grainger, Inc. ...................       250         19,412
                                                        -----------
                                                             32,100
                                                        -----------

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 5.0%
  3M Co. .................................     2,182    $   162,122
  Cooper Industries, Ltd. ................       270         24,675
  Danaher Corp. ..........................       626         46,361
  Dover Corp. ............................       621         30,802
  Eaton Corp. ............................       478         37,451
  General Electric Co. ...................    29,706      1,070,901
  Honeywell International, Inc. ..........     2,372        108,377
  Illinois Tool Works, Inc. ..............     1,231         62,769
  Ingersoll-Rand Co., Ltd., Class A.......       957         41,036
  ITT, Inc. ..............................       549         32,748
  Leggett & Platt, Inc. ..................       555         13,453
  Parker Hannifin Corp. ..................       380         31,449
  Textron, Inc. ..........................       375         34,939
  Tyco International, Ltd. ...............     5,836        186,052
                                                        -----------
                                                          1,883,135
                                                        -----------
DRUG DELIVERY SYSTEMS -- 0.0%
  Hospira, Inc.+..........................       489         17,985
                                                        -----------
E-COMMERCE/PRODUCTS -- 0.1%
  Amazon.com, Inc.+.......................       910         34,280
                                                        -----------
E-COMMERCE/SERVICES -- 0.4%
  eBay, Inc.+.............................     3,403        110,223
  IAC/InterActive Corp.+..................       354         13,594
  Monster Worldwide, Inc.+................       372         18,380
                                                        -----------
                                                            142,197
                                                        -----------
ELECTRIC PRODUCTS-MISC. -- 0.3%
  Emerson Electric Co. ...................     2,362        106,219
  Molex, Inc. ............................       385         11,315
                                                        -----------
                                                            117,534
                                                        -----------
ELECTRIC-GENERATION -- 0.1%
  AES Corp.+..............................     1,916         39,834
                                                        -----------
ELECTRIC-INTEGRATED -- 2.9%
  Allegheny Energy, Inc.+.................       524         24,376
  Ameren Corp. ...........................       612         32,503
  American Electric Power Co., Inc. ......     1,172         51,017
  CenterPoint Energy, Inc. ...............       975         16,828
  CMS Energy Corp.+.......................       693         11,566
  Consolidated Edison, Inc. ..............       714         34,472
  Constellation Energy Group, Inc. .......       546         39,612
  Dominion Resources, Inc. ...............     1,022         84,785
  DTE Energy Co. .........................       529         24,530
  Duke Energy Corp. ......................     3,630         71,475
  Edison International....................       969         43,586
  Entergy Corp. ..........................       629         58,403
  Exelon Corp. ...........................     1,939        116,321
  FirstEnergy Corp. ......................       955         56,660
  FPL Group, Inc. ........................     1,203         68,150
  NiSource, Inc. .........................       628         14,946
  PG&E Corp. .............................     1,057         49,341
  Pinnacle West Capital Corp. ............        25          1,220
  PPL Corp. ..............................     1,158         41,225
  Progress Energy, Inc. ..................       738         35,085
  Public Service Enterprise Group,
    Inc. .................................       743         49,803
  Southern Co. ...........................     2,150         78,539
  TECO Energy, Inc. ......................        56            950

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  TXU Corp. ..............................     1,408    $    76,145
  Xcel Energy, Inc. ......................     1,176         27,436
                                                        -----------
                                                          1,108,974
                                                        -----------
ELECTRONIC COMPONENTS-MISC. -- 0.1%
  Jabil Circuit, Inc. ....................       561         13,458
  Sanmina-SCI Corp.+......................     1,585          5,548
  Solectron Corp.+........................     2,720          8,840
                                                        -----------
                                                             27,846
                                                        -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 1.9%
  Advanced Micro Devices, Inc.+...........     1,445         22,470
  Altera Corp.+...........................     1,069         21,433
  Broadcom Corp., Class A+................     1,358         43,347
  Intel Corp. ............................    16,708        350,200
  LSI Logic Corp.+........................     1,157         10,876
  Micron Technology, Inc.+................     2,043         26,457
  National Semiconductor Corp. ...........       885         20,470
  NVIDIA Corp.+...........................     1,062         32,550
  PMC -- Sierra, Inc.+....................       670          4,221
  QLogic Corp.+...........................       505          9,242
  Texas Instruments, Inc. ................     4,439        138,452
  Xilinx, Inc. ...........................     1,011         24,567
                                                        -----------
                                                            704,285
                                                        -----------
ELECTRONIC FORMS -- 0.2%
  Adobe Systems, Inc.+....................     1,722         66,934
                                                        -----------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
  Agilent Technologies, Inc.+.............     1,215         38,880
  Tektronix, Inc. ........................       169          4,778
                                                        -----------
                                                             43,658
                                                        -----------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings, Inc. ......       366         30,136
                                                        -----------
ENGINEERING/R&D SERVICES -- 0.1%
  Fluor Corp. ............................       274         22,632
                                                        -----------
ENGINES-INTERNAL COMBUSTION -- 0.1%
  Cummins, Inc. ..........................       145         19,511
                                                        -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.7%
  BMC Software, Inc.+.....................       610         20,978
  CA, Inc. ...............................     1,190         29,214
  Novell, Inc.+...........................     1,062          7,700
  Oracle Corp.+...........................    11,684        200,497
                                                        -----------
                                                            258,389
                                                        -----------
ENTERTAINMENT SOFTWARE -- 0.1%
  Electronic Arts, Inc.+..................       888         44,400
                                                        -----------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
  Pall Corp. .............................       401         13,939
                                                        -----------
FINANCE-COMMERCIAL -- 0.1%
  CIT Group, Inc. ........................       591         34,845
                                                        -----------
FINANCE-CONSUMER LOANS -- 0.1%
  SLM Corp. ..............................     1,188         54,601
                                                        -----------
FINANCE-CREDIT CARD -- 0.8%
  American Express Co. ...................     3,519        204,876
  Capital One Financial Corp. ............     1,372        110,309
                                                        -----------
                                                            315,185
                                                        -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER -- 6.2%
  Bear Stearns Cos., Inc. ................       349    $    57,533
  Charles Schwab Corp. ...................     3,114         58,917
  Citigroup, Inc. ........................    14,321        789,517
  E*TRADE Financial Corp.+................     1,342         32,718
  Goldman Sachs Group, Inc. ..............     1,264        268,170
  J.P. Morgan Chase & Co. ................    10,056        512,152
  Lehman Brothers Holdings, Inc. .........     1,598        131,419
  Merrill Lynch & Co., Inc. ..............     2,568        240,262
  Morgan Stanley..........................     3,105        257,063
                                                        -----------
                                                          2,347,751
                                                        -----------
FINANCE-MORTGAGE LOAN/BANKER -- 1.0%
  Countrywide Financial Corp. ............     1,850         80,438
  Fannie Mae..............................     2,804        158,510
  Freddie Mac.............................     2,002        129,990
                                                        -----------
                                                            368,938
                                                        -----------
FINANCE-OTHER SERVICES -- 0.1%
  Chicago Merchantile Exchange Holdings,
    Inc. .................................        92         51,824
                                                        -----------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
  Ambac Financial Group, Inc. ............       307         27,047
  MBIA, Inc. .............................       410         29,450
  MGIC Investment Corp. ..................       251         15,492
                                                        -----------
                                                             71,989
                                                        -----------
FOOD-CONFECTIONERY -- 0.2%
  Hershey Co. ............................       509         25,979
  WM Wrigley Jr. Co. .....................       652         33,591
                                                        -----------
                                                             59,570
                                                        -----------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co.+.........................       216          9,558
                                                        -----------
FOOD-MEAT PRODUCTS -- 0.0%
  Tyson Foods, Inc., Class A..............       789         14,005
                                                        -----------
FOOD-MISC. -- 0.7%
  Campbell Soup Co. ......................       581         22,357
  ConAgra Foods, Inc. ....................     1,519         39,054
  General Mills, Inc. ....................     1,076         61,590
  H.J. Heinz Co. .........................     1,020         48,062
  Kellogg Co. ............................       724         35,672
  McCormick & Co., Inc. ..................       303         11,829
  Sara Lee Corp. .........................     2,202         37,764
                                                        -----------
                                                            256,328
                                                        -----------
FOOD-RETAIL -- 0.3%
  Safeway, Inc. ..........................     1,322         47,632
  The Kroger Co. .........................     2,093         53,581
  Whole Foods Market, Inc. ...............       382         16,498
                                                        -----------
                                                            117,711
                                                        -----------
FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
  SUPERVALU, Inc. ........................       655         24,877
  Sysco Corp. ............................     1,792         61,914
                                                        -----------
                                                             86,791
                                                        -----------
FORESTRY -- 0.2%
  Plum Creek Timber Co., Inc. ............       561         22,580
  Weyerhaeuser Co. .......................       713         53,475
                                                        -----------
                                                             76,055
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
GAS-DISTRIBUTION -- 0.2%
  KeySpan Corp. ..........................       548    $    22,359
  Sempra Energy...........................       853         48,945
                                                        -----------
                                                             71,304
                                                        -----------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp. .........................       890         49,618
                                                        -----------
HOME DECORATION PRODUCTS -- 0.1%
  Newell Rubbermaid, Inc. ................       843         24,902
                                                        -----------
HOTELS/MOTELS -- 0.4%
  Hilton Hotels Corp. ....................     1,083         38,327
  Marriott International, Inc., Class A...       998         48,044
  Starwood Hotels & Resorts Worldwide,
    Inc. .................................       649         40,615
  Wyndham Worldwide Corp. ................       580         18,096
                                                        -----------
                                                            145,082
                                                        -----------
HUMAN RESOURCES -- 0.1%
  Robert Half International, Inc. ........       509         20,716
                                                        -----------
INDEPENDENT POWER PRODUCER -- 0.0%
  Dynegy, Inc., Class A+..................     1,021          7,198
                                                        -----------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.1%
  Rockwell Automation, Inc. ..............       541         33,115
                                                        -----------
INDUSTRIAL GASES -- 0.3%
  Air Products & Chemicals, Inc. .........       655         48,902
  Praxair, Inc. ..........................       986         62,177
                                                        -----------
                                                            111,079
                                                        -----------
INSTRUMENTS-SCIENTIFIC -- 0.3%
  Applera Corp. ..........................       582         20,230
  PerkinElmer, Inc. ......................       386          9,214
  Thermo Fisher Scientific, Inc.+.........     1,177         56,320
  Waters Corp.+...........................       315         17,857
                                                        -----------
                                                            103,621
                                                        -----------
INSURANCE BROKERS -- 0.2%
  AON Corp. ..............................       935         33,529
  Marsh & McLennan Cos., Inc. ............     1,637         48,292
                                                        -----------
                                                             81,821
                                                        -----------
INSURANCE-LIFE/HEALTH -- 1.1%
  AFLAC, Inc. ............................     1,438         68,463
  CIGNA Corp. ............................       297         39,323
  Genworth Financial, Inc., Class A.......     1,204         42,019
  Lincoln National Corp. .................       879         59,016
  Principal Financial Group...............       780         48,056
  Prudential Financial, Inc. .............     1,405        125,228
  Torchmark Corp. ........................       207         13,453
  UnumProvident Corp. ....................       986         21,692
                                                        -----------
                                                            417,250
                                                        -----------
INSURANCE-MULTI-LINE -- 2.6%
  ACE, Ltd. ..............................       942         54,429
  Allstate Corp. .........................     1,827        109,912
  American International Group, Inc.(1)...     7,519        514,675
  Cincinnati Financial Corp. .............       411         18,388
  Hartford Financial Services Group,
    Inc. .................................       905         85,894
  Loews Corp. ............................       984         42,765
  MetLife, Inc. ..........................     2,248        139,646
  XL Capital, Ltd., Class A...............       522         36,018
                                                        -----------
                                                          1,001,727
                                                        -----------

---------------------
    100

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  Chubb Corp. ............................     1,222    $    63,593
  Progressive Corp. ......................     2,297         53,267
  SAFECO Corp. ...........................       308         19,715
  St. Paul Travelers Cos., Inc. ..........     2,055        104,497
                                                        -----------
                                                            241,072
                                                        -----------
INTERNET SECURITY -- 0.2%
  Symantec Corp.+.........................     2,865         50,739
  VeriSign, Inc.+.........................       667         15,941
                                                        -----------
                                                             66,680
                                                        -----------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.5%
  Ameriprise Financial, Inc. .............       744         43,866
  Federated Investors, Inc., Class B......       145          5,120
  Franklin Resources, Inc. ...............       467         55,624
  Janus Capital Group, Inc. ..............       599         12,268
  Legg Mason, Inc. .......................       332         34,810
  T. Rowe Price Group, Inc. ..............       809         38,824
                                                        -----------
                                                            190,512
                                                        -----------
LEISURE PRODUCTS -- 0.0%
  Brunswick Corp. ........................       288          9,824
                                                        -----------
LINEN SUPPLY & RELATED ITEMS -- 0.0%
  Cintas Corp. ...........................       392         16,131
                                                        -----------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
  Caterpillar, Inc. ......................     1,899        121,669
  Terex Corp.+............................       132          7,509
                                                        -----------
                                                            129,178
                                                        -----------
MACHINERY-FARMING -- 0.2%
  Deere & Co. ............................       670         67,188
                                                        -----------
MEDICAL INFORMATION SYSTEMS -- 0.0%
  IMS Health, Inc. .......................       626         18,066
                                                        -----------
MEDICAL INSTRUMENTS -- 0.8%
  Boston Scientific Corp.+................     3,412         62,951
  Medtronic, Inc. ........................     3,329        177,935
  St. Jude Medical, Inc.+.................     1,022         43,701
                                                        -----------
                                                            284,587
                                                        -----------
MEDICAL LABS & TESTING SERVICES -- 0.1%
  Laboratory Corp. of America Holdings+...       353         25,924
  Quest Diagnostics, Inc. ................       468         24,561
                                                        -----------
                                                             50,485
                                                        -----------
MEDICAL PRODUCTS -- 2.3%
  Baxter International, Inc. .............     1,890         93,857
  Becton, Dickinson & Co. ................       709         54,551
  Biomet, Inc. ...........................       728         30,838
  Johnson & Johnson.......................     8,473        565,996
  Stryker Corp. ..........................       891         55,189
  Zimmer Holdings, Inc.+..................       722         60,807
                                                        -----------
                                                            861,238
                                                        -----------
MEDICAL-BIOMEDICAL/GENE -- 1.1%
  Amgen, Inc.+............................     3,392        238,695
  Biogen Idec, Inc.+......................     1,022         49,404
  Celgene Corp.+..........................       997         53,519
  Genzyme Corp.+..........................       793         52,124

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
  MedImmune, Inc.+........................       712    $    24,678
  Millipore Corp.+........................       103          7,053
                                                        -----------
                                                            425,473
                                                        -----------
MEDICAL-DRUGS -- 4.8%
  Abbott Laboratories.....................     4,426        234,578
  Allergan, Inc. .........................       437         51,002
  Bristol-Myers Squibb Co. ...............     5,696        163,988
  Eli Lilly & Co. ........................     2,849        154,188
  Forest Laboratories, Inc.+..............       946         53,080
  King Pharmaceuticals, Inc.+.............       738         13,181
  Merck & Co., Inc. ......................     6,304        282,104
  Pfizer, Inc. ...........................    21,121        554,215
  Schering-Plough Corp. ..................     4,291        107,275
  Wyeth...................................     3,898        192,600
                                                        -----------
                                                          1,806,211
                                                        -----------
MEDICAL-GENERIC DRUGS -- 0.1%
  Barr Pharmaceuticals, Inc.+.............       251         13,434
  Mylan Laboratories, Inc. ...............       659         14,590
  Watson Pharmaceuticals, Inc.+...........       246          6,696
                                                        -----------
                                                             34,720
                                                        -----------
MEDICAL-HMO -- 1.2%
  Aetna, Inc. ............................     1,587         66,908
  Coventry Health Care, Inc.+.............       473         24,383
  Humana, Inc.+...........................       491         27,250
  UnitedHealth Group, Inc. ...............     3,902        203,919
  WellPoint, Inc.+........................     1,795        140,692
                                                        -----------
                                                            463,152
                                                        -----------
MEDICAL-HOSPITALS -- 0.1%
  Health Management Assoc., Inc., Class
    A.....................................       657         12,779
  Tenet Healthcare Corp.+.................     1,402          9,898
                                                        -----------
                                                             22,677
                                                        -----------
MEDICAL-NURSING HOMES -- 0.0%
  Manor Care, Inc. .......................       179          9,530
                                                        -----------
MEDICAL-WHOLESALE DRUG DISTRIBUTION --0.3%
  AmerisourceBergen Corp. ................       584         30,590
  Cardinal Health, Inc. ..................     1,175         83,918
                                                        -----------
                                                            114,508
                                                        -----------
METAL-ALUMINUM -- 0.2%
  Alcoa, Inc. ............................     2,511         81,105
                                                        -----------
METAL-COPPER -- 0.2%
  Phelps Dodge Corp. .....................       597         73,789
                                                        -----------
METAL-DIVERSIFIED -- 0.1%
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B...............................       591         33,988
                                                        -----------
MINING -- 0.2%
  Newmont Mining Corp. ...................     1,298         58,540
                                                        -----------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
  Harley-Davidson, Inc. ..................       780         53,251
                                                        -----------
MULTIMEDIA -- 2.1%
  E.W. Scripps Co., Class A...............       125          6,104
  McGraw-Hill Cos., Inc. .................     1,073         71,977
  Meredith Corp. .........................        10            590
  News Corp., Class A.....................     6,769        157,379

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MULTIMEDIA (CONTINUED)
  Time Warner, Inc. ......................    11,665    $   255,113
  Viacom, Inc., Class B+..................     2,055         83,577
  Walt Disney Co. ........................     6,054        212,919
                                                        -----------
                                                            787,659
                                                        -----------
NETWORKING PRODUCTS -- 1.3%
  Cisco Systems, Inc.+....................    17,683        470,191
  Juniper Networks, Inc.+.................     1,639         29,699
                                                        -----------
                                                            499,890
                                                        -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
  Allied Waste Industries, Inc.+..........       755          9,657
  Waste Management, Inc. .................     1,479         56,172
                                                        -----------
                                                             65,829
                                                        -----------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
  Pitney Bowes, Inc. .....................       430         20,584
  Xerox Corp.+............................     2,877         49,485
                                                        -----------
                                                             70,069
                                                        -----------
OFFICE SUPPLIES & FORMS -- 0.1%
  Avery Dennison Corp. ...................       281         19,209
                                                        -----------
OIL & GAS DRILLING -- 0.4%
  ENSCO International, Inc. ..............       281         14,295
  Nabors Industries, Ltd.+................       915         27,706
  Noble Corp. ............................       420         31,479
  Rowan Cos., Inc. .......................       336         11,051
  Transocean, Inc.+.......................       847         65,532
                                                        -----------
                                                            150,063
                                                        -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.0%
  Anadarko Petroleum Corp. ...............     1,331         58,231
  Apache Corp. ...........................       954         69,613
  Chesapeake Energy Corp. ................     1,003         29,699
  Devon Energy Corp. .....................     1,312         91,958
  EOG Resources, Inc. ....................       703         48,599
  Murphy Oil Corp. .......................       520         25,849
  XTO Energy, Inc. .......................     1,125         56,779
                                                        -----------
                                                            380,728
                                                        -----------
OIL COMPANIES-INTEGRATED -- 6.1%
  Chevron Corp. ..........................     6,367        464,027
  ConocoPhillips..........................     4,773        316,975
  Exxon Mobil Corp. ......................    17,190      1,273,779
  Hess Corp. .............................       734         39,629
  Marathon Oil Corp. .....................     1,074         97,025
  Occidental Petroleum Corp. .............     2,496        115,714
                                                        -----------
                                                          2,307,149
                                                        -----------
OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
  National-Oilwell Varco, Inc.+...........       548         33,231
                                                        -----------
OIL REFINING & MARKETING -- 0.3%
  Sunoco, Inc. ...........................       357         22,537
  Valero Energy Corp. ....................     1,775         96,347
                                                        -----------
                                                            118,884
                                                        -----------
OIL-FIELD SERVICES -- 1.2%
  Baker Hughes, Inc. .....................       978         67,511
  BJ Services Co. ........................       867         23,981
  Halliburton Co. ........................     3,022         89,270

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
OIL-FIELD SERVICES (CONTINUED)
  Schlumberger, Ltd. .....................     3,430    $   217,771
  Smith International, Inc. ..............       412         16,348
  Weatherford International, Ltd.+........     1,050         42,399
                                                        -----------
                                                            457,280
                                                        -----------
OPTICAL SUPPLIES -- 0.0%
  Bausch & Lomb, Inc. ....................        50          2,784
                                                        -----------
PAPER & RELATED PRODUCTS -- 0.2%
  International Paper Co. ................     1,374         46,304
  MeadWestvaco Corp. .....................       562         16,939
  Temple-Inland, Inc. ....................       346         17,279
                                                        -----------
                                                             80,522
                                                        -----------
PHARMACY SERVICES -- 0.4%
  Caremark Rx, Inc. ......................     1,237         75,779
  Express Scripts, Inc.+..................       399         27,738
  Medco Health Solutions, Inc.+...........       851         50,388
                                                        -----------
                                                            153,905
                                                        -----------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co. ......................       832         21,516
                                                        -----------
PIPELINES -- 0.4%
  El Paso Corp. ..........................     2,016         31,288
  Kinder Morgan, Inc. ....................       245         25,970
  Questar Corp. ..........................        69          5,603
  Spectra Energy Corp,....................     1,815         47,408
  Williams Cos., Inc. ....................     1,726         46,585
                                                        -----------
                                                            156,854
                                                        -----------
POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
  American Power Conversion Corp. ........       509         15,647
                                                        -----------
PRINTING-COMMERCIAL -- 0.1%
  R.R. Donnelley & Sons Co. ..............       643         23,855
                                                        -----------
PUBLISHING-NEWSPAPERS -- 0.2%
  Dow Jones & Co., Inc. ..................       206          7,768
  Gannett Co., Inc. ......................       565         32,849
  New York Times Co., Class A.............       441         10,183
  Tribune Co. ............................       567         17,316
                                                        -----------
                                                             68,116
                                                        -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  Apartment Investment & Management Co.,
    Class A...............................       142          8,893
  Archstone-Smith Trust...................       670         42,351
  AvalonBay Communities, Inc. ............        35          5,193
  Boston Properties, Inc. ................       288         36,314
  Equity Office Properties Trust..........     1,014         56,328
  Equity Residential......................       927         52,171
  Kimco Realty Corp. .....................       657         32,587
  ProLogis................................       840         54,600
  Public Storage, Inc. ...................       300         32,628
  Simon Property Group, Inc. .............       589         67,376
  Vornado Realty Trust....................       390         47,716
                                                        -----------
                                                            436,157
                                                        -----------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
  CB Richard Ellis Group, Inc., Class
    A+....................................       274         10,305
  Realogy Corp. ..........................       681         20,362
                                                        -----------
                                                             30,667
                                                        -----------

---------------------
    102

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL-APPAREL/SHOE -- 0.2%
  Gap, Inc. ..............................     1,484    $    28,448
  Limited Brands, Inc. ...................     1,010         28,220
  Nordstrom, Inc. ........................       675         37,604
                                                        -----------
                                                             94,272
                                                        -----------
RETAIL-AUTO PARTS -- 0.1%
  AutoZone, Inc.+.........................       161         20,226
                                                        -----------
RETAIL-AUTOMOBILE -- 0.0%
  AutoNation, Inc.+.......................       471         10,574
                                                        -----------
RETAIL-BEDDING -- 0.1%
  Bed Bath & Beyond, Inc.+................       839         35,397
                                                        -----------
RETAIL-BUILDING PRODUCTS -- 1.0%
  Home Depot, Inc. .......................     5,979        243,585
  Lowe's Cos., Inc. ......................     4,426        149,200
                                                        -----------
                                                            392,785
                                                        -----------
RETAIL-CONSUMER ELECTRONICS -- 0.2%
  Best Buy Co., Inc. .....................     1,197         60,329
  Circuit City Stores, Inc. ..............       408          8,327
  RadioShack Corp. .......................       412          9,105
                                                        -----------
                                                             77,761
                                                        -----------
RETAIL-DISCOUNT -- 1.7%
  Big Lots, Inc.+.........................       277          7,183
  Costco Wholesale Corp. .................     1,356         76,180
  Dollar General Corp. ...................       904         15,314
  Family Dollar Stores, Inc. .............       473         15,325
  Target Corp. ...........................     2,487        152,602
  TJX Cos., Inc. .........................     1,302         38,500
  Wal-Mart Stores, Inc. ..................     7,096        338,408
                                                        -----------
                                                            643,512
                                                        -----------
RETAIL-DRUG STORE -- 0.6%
  CVS Corp. ..............................     2,379         80,053
  Walgreen Co. ...........................     2,920        132,276
                                                        -----------
                                                            212,329
                                                        -----------
RETAIL-JEWELRY -- 0.0%
  Tiffany & Co. ..........................       400         15,704
                                                        -----------
RETAIL-MAJOR DEPARTMENT STORES -- 0.3%
  J.C. Penney Co., Inc. ..................       649         52,725
  Sears Holdings Corp.+...................       247         43,632
                                                        -----------
                                                             96,357
                                                        -----------
RETAIL-OFFICE SUPPLIES -- 0.3%
  Office Depot, Inc.+.....................       842         31,482
  OfficeMax, Inc. ........................       228         11,010
  Staples, Inc. ..........................     2,104         54,115
                                                        -----------
                                                             96,607
                                                        -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.4%
  Dillard's, Inc., Class A................        80          2,747
  Federated Department Stores, Inc. ......     1,574         65,305
  Kohl's Corp.+...........................       948         67,223
                                                        -----------
                                                            135,275
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
RETAIL-RESTAURANTS -- 0.8%
  Darden Restaurants, Inc. ...............       415    $    16,243
  McDonald's Corp. .......................     3,552        157,531
  Starbucks Corp.+........................     2,190         76,519
  Wendy's International, Inc. ............       384         13,041
  Yum! Brands, Inc. ......................       810         48,608
                                                        -----------
                                                            311,942
                                                        -----------
RUBBER-TIRES -- 0.0%
  The Goodyear Tire & Rubber Co.+.........       514         12,691
                                                        -----------
SAVINGS & LOANS/THRIFTS -- 0.4%
  Sovereign Bancorp, Inc. ................     1,039         25,611
  Washington Mutual, Inc. ................     2,759        123,024
                                                        -----------
                                                            148,635
                                                        -----------
SCHOOL -- 0.0%
  Apollo Group, Inc., Class A+............       416         18,054
                                                        -----------
SEMICONDUCTOR EQUIPMENT -- 0.3%
  Applied Materials, Inc. ................     4,023         71,328
  KLA-Tencor Corp. .......................       577         28,406
  Novellus Systems, Inc.+.................       388         11,962
  Teradyne, Inc.+.........................       604          8,999
                                                        -----------
                                                            120,695
                                                        -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.2%
  Analog Devices, Inc. ...................     1,022         33,471
  Linear Technology Corp. ................       741         22,934
  Maxim Integrated Products, Inc. ........       929         28,613
                                                        -----------
                                                             85,018
                                                        -----------
STEEL-PRODUCERS -- 0.2%
  Nucor Corp. ............................       954         61,571
  United States Steel Corp. ..............       376         31,392
                                                        -----------
                                                             92,963
                                                        -----------
STEEL-SPECIALTY -- 0.1%
  Allegheny Technologies, Inc. ...........       293         30,323
                                                        -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.3%
  Ciena Corp.+............................       267          7,500
  Corning, Inc.+..........................     4,518         94,155
  JDS Uniphase Corp. .....................       666         11,842
                                                        -----------
                                                            113,497
                                                        -----------
TELECOM SERVICES -- 0.1%
  Embarq Corp. ...........................       438         24,313
                                                        -----------
TELECOMMUNICATION EQUIPMENT -- 0.1%
  ADC Telecommunications, Inc.+...........       376          6,069
  Avaya, Inc.+............................     1,252         16,063
  Tellabs, Inc.+..........................     1,331         13,403
                                                        -----------
                                                             35,535
                                                        -----------
TELEPHONE-INTEGRATED -- 3.5%
  ALLTEL Corp. ...........................     1,116         68,400
  AT&T, Inc. .............................    18,220        685,619
  CenturyTel, Inc. .......................       370         16,591
  Citizens Communications Co. ............       810         11,875
  Qwest Communications International,
    Inc.+.................................     4,670         38,060
  Sprint Corp. ...........................     8,593        153,213

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
           SECURITY DESCRIPTION              SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
  Verizon Communications, Inc. ...........     8,397    $   323,452
  Windstream Corp. .......................     1,391         20,698
                                                        -----------
                                                          1,317,908
                                                        -----------
TELEVISION -- 0.3%
  CBS Corp., Class B......................     2,261         70,475
  Univision Communications, Inc., Class
    A+....................................       794         28,354
                                                        -----------
                                                             98,829
                                                        -----------
THERAPEUTICS -- 0.2%
  Gilead Sciences, Inc.+..................     1,359         87,411
                                                        -----------
TOBACCO -- 1.6%
  Altria Group, Inc. .....................     6,064    $   529,933
  Reynolds American, Inc. ................       524         33,798
  UST, Inc. ..............................       506         29,065
                                                        -----------
                                                            592,796
                                                        -----------
TOOLS-HAND HELD -- 0.1%
  Black & Decker Corp. ...................       220         19,201
  Snap-on, Inc. ..........................        60          2,893
  Stanley Works...........................       242         13,857
                                                        -----------
                                                             35,951
                                                        -----------
TOYS -- 0.1%
  Hasbro, Inc. ...........................       474         13,461
  Mattel, Inc. ...........................     1,124         27,381
                                                        -----------
                                                             40,842
                                                        -----------
TRANSPORT-RAIL -- 0.7%
  Burlington Northern Santa Fe Corp. .....     1,048         84,217
  CSX Corp. ..............................     1,285         47,275
  Norfolk Southern Corp. .................     1,199         59,531
  Union Pacific Corp. ....................       742         74,942
                                                        -----------
                                                            265,965
                                                        -----------
TRANSPORT-SERVICES -- 0.9%
  FedEx Corp. ............................       889         98,145
  Ryder System, Inc. .....................       159          8,672
  United Parcel Service, Inc., Class B....     3,131        226,309
                                                        -----------
                                                            333,126
                                                        -----------

-------------------------------------------------------------------
                                             SHARES/
                                            PRINCIPAL      VALUE
           SECURITY DESCRIPTION              AMOUNT      (NOTE 3)
TRAVEL SERVICE -- 0.0%
  Sabre Holdings Corp., Class A...........       404    $    13,053
                                                        -----------
WEB PORTALS/ISP -- 1.1%
  Google, Inc., Class A+..................       617        309,302
  Yahoo!, Inc.+...........................     3,601        101,944
                                                        -----------
                                                            411,246
                                                        -----------
WIRELESS EQUIPMENT -- 0.8%
  Motorola, Inc. .........................     7,097        140,876
  QUALCOMM, Inc. .........................     4,785        180,203
                                                        -----------
                                                            321,079
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $33,474,257)......................               37,466,518
                                                        -----------
SHORT-TERM INVESTMENT SECURITIES -- 0.3%
U.S. GOVERNMENT TREASURIES -- 0.3%
  United States Treasury Bill 5.11% due
    03/01/07 (cost $99,618)(3)............  $100,000         99,618
                                                        -----------
REPURCHASE AGREEMENT -- 1.0%
  Agreement with State Street Bank & Trust
    Co., bearing interest at 3.00%, dated
    1/31/07, to be repurchased 2/01/07 in
    the amount of $399,033 and
    collateralized by Federal Home Loan
    Mtg. Corp. Notes, bearing interest at
    5.45%, due 11/21/13 and having an
    approximate value of $411,538 (cost
    $399,000).............................   399,000        399,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $33,972,875)(2)...................     100.1%    37,965,136
Liabilities in excess of other assets.....      (0.1)       (56,149)
                                            --------    -----------
NET ASSETS................................     100.0%   $37,908,987
                                            ========    ===========

------------
+    Non-income producing security
(1)  Security represents an investment in an affiliated company.
(2)  See Note 4 for cost of investments on a tax basis
(3) The security was pledged as collateral to cover margin requirements for open futures contracts.
(4)  Fair Valued Security; See Note 3
(5)  Illiquid Security

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

                                                                                                    UNREALIZED
 NUMBER OF                                        EXPIRATION     VALUE AT       VALUE AS OF       APPRECIATION/
 CONTRACTS               DESCRIPTION                 DATE       TRADE DATE    JANUARY 31, 2007    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
 6      Long    S&P 500 E-Mini Futures            March 2007     $426,952         $432,900            $5,948
                  Index.......................
                                                                                                      ======

See Notes to Financial Statements

---------------------
    104

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

PORTFOLIO PROFILE-- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker..........................   11.2%
Computers.................................................    7.1
Medical-Drugs.............................................    6.6
Medical-HMO...............................................    6.5
Cosmetics & Toiletries....................................    5.0
Oil-Field Services........................................    4.8
Multimedia................................................    4.0
Investment Management/Advisor Services....................    3.8
Aerospace/Defense-Equipment...............................    3.2
Oil Companies-Exploration & Production....................    3.2
Finance-Credit Card.......................................    2.6
Retail-Restaurants........................................    2.6
Web Portals/ISP...........................................    2.5
Applications Software.....................................    2.2
Medical-Biomedical/Gene...................................    2.1
Retail-Regional Department Stores.........................    2.0
Hotels/Motels.............................................    1.9
Retail-Discount...........................................    1.9
Electronic Components-Semiconductors......................    1.8
Time Deposit..............................................    1.8
Tobacco...................................................    1.8
Cable TV..................................................    1.5
Medical Products..........................................    1.5
Optical Supplies..........................................    1.4
Electric Products-Misc....................................    1.3
Finance-Other Services....................................    1.2
Insurance-Reinsurance.....................................    1.2
Banks-Super Regional......................................    1.0
Data Processing/Management................................    1.0
Aerospace/Defense.........................................    0.9
Banks-Fiduciary...........................................    0.9
Commercial Services.......................................    0.9
Consumer Products-Misc....................................    0.9
Therapeutics..............................................    0.9
Computers-Memory Devices..................................    0.8
Industrial Gases..........................................    0.8
Agricultural Operations...................................    0.7
Medical Labs & Testing Services...........................    0.7
Pharmacy Services.........................................    0.7
Engineering/R&D Services..................................    0.6
Insurance Brokers.........................................    0.6
Internet Infrastructure Software..........................    0.6
Retail-Consumer Electronics...............................    0.5
Entertainment Software....................................    0.4
E-Commerce/Services.......................................    0.3
Retail-Sporting Goods.....................................    0.3
                                                            -----
                                                            100.2%
                                                            =====

------------

* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 98.4%
AEROSPACE/DEFENSE -- 0.9%
  Rockwell Collins, Inc.............         87,000      $  5,934,270
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 3.2%
  United Technologies Corp..........        293,600        19,970,672
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.7%
  Archer-Daniels-Midland Co.........        146,500         4,688,000
                                                         ------------
APPLICATIONS SOFTWARE -- 2.2%
  Microsoft Corp....................        454,100        14,013,526
                                                         ------------
BANKS-FIDUCIARY -- 0.9%
  Northern Trust Corp...............         94,000         5,710,500
                                                         ------------
BANKS-SUPER REGIONAL -- 1.0%
  Wells Fargo & Co..................        177,000         6,357,840
                                                         ------------
CABLE TV -- 1.5%
  Comcast Corp., Class A+...........        207,200         9,183,104
                                                         ------------
COMMERCIAL SERVICES -- 0.9%
  Alliance Data Systems Corp.+......         83,400         5,665,362
                                                         ------------
COMPUTERS -- 7.1%
  Apple Computer, Inc.+.............        160,000        13,716,800
  International Business Machines
    Corp............................        154,700        15,338,505
  Sun Microsystems, Inc.+...........      2,294,900        15,238,136
                                                         ------------
                                                           44,293,441
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.8%
  Network Appliance, Inc.+..........        127,400         4,790,240
                                                         ------------
CONSUMER PRODUCTS-MISC. -- 0.9%
  Fortune Brands, Inc...............         65,600         5,492,032
                                                         ------------
COSMETICS & TOILETRIES -- 5.0%
  Colgate-Palmolive Co..............        195,000        13,318,500
  Procter & Gamble Co...............        280,000        18,163,600
                                                         ------------
                                                           31,482,100
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 1.0%
  Fiserv, Inc.+.....................        122,700         6,450,339
                                                         ------------
E-COMMERCE/SERVICES -- 0.3%
  Monster Worldwide, Inc.+..........         42,400         2,094,984
                                                         ------------
ELECTRIC PRODUCTS-MISC. -- 1.3%
  Emerson Electric Co...............        182,200         8,193,534
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
  NVIDIA Corp.+.....................        254,500         7,800,425
  QLogic Corp.+.....................        201,300         3,683,790
                                                         ------------
                                                           11,484,215
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.6%
  Fluor Corp. ......................         46,000         3,799,600
                                                         ------------
ENTERTAINMENT SOFTWARE -- 0.4%
  Electronic Arts, Inc.+............         54,200         2,710,000
                                                         ------------
FINANCE-CREDIT CARD -- 2.6%
  American Express Co. .............        284,700        16,575,234
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 11.2%
  Charles Schwab Corp. .............        305,100      $  5,772,492
  Citigroup, Inc. ..................        486,978        26,847,097
  Goldman Sachs Group, Inc. ........         20,900         4,434,144
  J.P. Morgan Chase & Co. ..........        373,400        19,017,262
  Lehman Brothers Holdings, Inc. ...         78,000         6,414,720
  Merrill Lynch & Co., Inc. ........         83,500         7,812,260
                                                         ------------
                                                           70,297,975
                                                         ------------
FINANCE-OTHER SERVICES -- 1.2%
  CBOT Holdings, Inc.+..............         21,600         3,646,080
  Chicago Mercantile Exchange
    Holdings, Inc. .................          6,400         3,605,120
                                                         ------------
                                                            7,251,200
                                                         ------------
HOTELS/MOTELS -- 1.9%
  Hilton Hotels Corp. ..............        180,000         6,370,200
  Starwood Hotels & Resorts
    Worldwide, Inc. ................         86,900         5,438,202
                                                         ------------
                                                           11,808,402
                                                         ------------
INDUSTRIAL GASES -- 0.8%
  Air Products & Chemicals, Inc. ...         70,200         5,241,132
                                                         ------------
INSURANCE BROKER -- 0.6%
  Willis Group Holdings, Ltd. ......         91,300         3,730,518
                                                         ------------
INSURANCE-REINSURANCE -- 1.2%
  Axis Capital Holdings, Ltd. ......        220,000         7,249,000
                                                         ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.6%
  Akamai Technologies, Inc.+........         69,700         3,915,746
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 3.8%
  Franklin Resources, Inc. .........        130,000        15,484,300
  Janus Capital Group, Inc. ........        240,000         4,915,200
  Legg Mason, Inc. .................         32,500         3,407,625
                                                         ------------
                                                           23,807,125
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
  Laboratory Corp. of America
    Holdings+.......................         56,300         4,134,672
                                                         ------------
MEDICAL PRODUCTS -- 1.5%
  Becton, Dickinson & Co. ..........        124,700         9,594,418
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 2.1%
  Amgen, Inc.+......................         88,700         6,241,819
  Genentech, Inc.+..................         80,000         6,989,600
                                                         ------------
                                                           13,231,419
                                                         ------------
MEDICAL-DRUGS -- 6.6%
  Abbott Laboratories...............        151,100         8,008,300
  Eli Lilly & Co. ..................        240,000        12,988,800
  Merck & Co., Inc. ................        363,200        16,253,200
  Wyeth.............................         82,000         4,051,620
                                                         ------------
                                                           41,301,920
                                                         ------------
MEDICAL-HMO -- 6.5%
  Aetna, Inc. ......................        121,000         5,101,360
  UnitedHealth Group, Inc. .........        216,600        11,319,516
  WellPoint, Inc.+..................        310,700        24,352,666
                                                         ------------
                                                           40,773,542
                                                         ------------

---------------------
    106

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MULTIMEDIA -- 4.0%
  News Corp., Class B...............        469,700      $ 11,484,165
  Time Warner, Inc. ................        616,600        13,485,042
                                                         ------------
                                                           24,969,207
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
  Noble Energy, Inc. ...............        380,000        20,295,800
                                                         ------------
OIL-FIELD SERVICES -- 4.8%
  Halliburton Co. ..................        496,700        14,672,518
  Schlumberger, Ltd. ...............        245,500        15,586,795
                                                         ------------
                                                           30,259,313
                                                         ------------
OPTICAL SUPPLIES -- 1.4%
  Alcon, Inc. ......................         74,100         8,726,016
                                                         ------------
PHARMACY SERVICES -- 0.7%
  Medco Health Solutions, Inc.+.....         77,200         4,571,012
                                                         ------------
RETAIL-CONSUMER ELECTRONICS -- 0.5%
  Best Buy Co., Inc. ...............         61,000         3,074,400
                                                         ------------
RETAIL-DISCOUNT -- 1.9%
  Target Corp. .....................        195,900        12,020,424
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 2.0%
  Kohl's Corp.+.....................        178,600        12,664,526
                                                         ------------
RETAIL-RESTAURANTS -- 2.6%
  McDonald's Corp. .................        370,600        16,436,110
                                                         ------------
RETAIL-SPORTING GOODS -- 0.3%
  Dick's Sporting Goods, Inc.+......         36,000         1,853,640
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
THERAPEUTICS -- 0.9%
  Gilead Sciences, Inc.+............         82,700      $  5,319,264
                                                         ------------
TOBACCO -- 1.8%
  Altria Group, Inc. ...............        126,700        11,072,313
                                                         ------------
WEB PORTALS/ISP -- 2.5%
  Google, Inc., Class A+............         31,000        15,540,300
                                                         ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES
    (cost $459,453,095).............                      618,028,387
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.8%
TIME DEPOSIT -- 1.8%
  Euro Time Deposit with State
    Street Bank & Trust Co. 4.05%
    due 02/01/07
    (cost $11,362,000)..............    $11,362,000        11,362,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $470,815,095)(1)............          100.2%      629,390,387
Liabilities in excess of other
  assets............................           (0.2)         (995,838)
                                        -----------      ------------
NET ASSETS..........................          100.0%     $628,394,549
                                        ===========      ============

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST FEDERATED AMERICAN LEADERS PORTFOLIO

PORTFOLIO PROFILE --  JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Telephone-Integrated......................................    6.5%
Finance-Investment Banker/Broker..........................    6.1
Food-Misc. ...............................................    6.0
Computers.................................................    5.8
Oil Companies-Integrated..................................    5.8
Medical-Drugs.............................................    5.6
Time Deposit..............................................    5.5
Banks-Super Regional......................................    5.4
Insurance-Multi-line......................................    5.3
Financial Guarantee Insurance.............................    3.4
Publishing-Newspapers.....................................    3.4
Office Automation & Equipment.............................    2.5
Apparel Manufacturers.....................................    2.3
Medical-Wholesale Drug Distribution.......................    2.2
Retail-Building Products..................................    2.2
Aerospace/Defense.........................................    2.0
Finance-Mortgage Loan/Banker..............................    2.0
Medical Products..........................................    2.0
Retail-Apparel/Shoe.......................................    1.8
Medical Instruments.......................................    1.7
Oil Companies-Exploration & Production....................    1.7
Computers-Periphery Equipment.............................    1.6
Data Processing/Management................................    1.6
Rubber-Tires..............................................    1.6
Food-Meat Products........................................    1.5
Medical-Biomedical/Gene...................................    1.5
Tobacco...................................................    1.5
Aerospace/Defense-Equipment...............................    1.4
Auto-Cars/Light Trucks....................................    1.4
Beverages-Non-alcoholic...................................    1.4
Banks-Fiduciary...........................................    1.0
Computer Services.........................................    1.0
Insurance-Life/Health.....................................    1.0
Semiconductor Equipment...................................    1.0
Building & Construction Products-Misc.....................    0.9
Electric-Integrated.......................................    0.8
Building-Residential/Commercial...........................    0.6
Auto/Truck Parts & Equipment-Original.....................    0.5
Chemicals-Diversified.....................................    0.5
Non-Hazardous Waste Disposal..............................    0.5
                                                            -----
                                                            100.5%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    108

SUNAMERICA SERIES TRUST FEDERATED AMERICAN LEADERS PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 95.0%
AEROSPACE/DEFENSE -- 2.0%
  Northrop Grumman Corp. ..............       68,834    $  4,883,084
                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.4%
  United Technologies Corp. ...........       48,200       3,278,564
                                                        ------------
APPAREL MANUFACTURER -- 2.3%
  Jones Apparel Group, Inc. ...........      165,300       5,646,648
                                                        ------------
AUTO-CARS/LIGHT TRUCKS -- 1.4%
  Ford Motor Co. ......................      405,500       3,296,715
                                                        ------------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.5%
  Magna International, Inc., Class A...       15,000       1,171,800
                                                        ------------
BANKS-FIDUCIARY -- 1.0%
  Bank of New York Co., Inc. ..........       61,400       2,456,614
                                                        ------------
BANKS-SUPER REGIONAL -- 5.4%
  Bank of America Corp. ...............       90,821       4,775,368
  National City Corp. .................       33,500       1,267,975
  Wachovia Corp. ......................       84,500       4,774,250
  Wells Fargo & Co. ...................       64,700       2,324,024
                                                        ------------
                                                          13,141,617
                                                        ------------
BEVERAGES-NON-ALCOHOLIC -- 1.4%
  Coca-Cola Co. .......................       70,400       3,370,752
                                                        ------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.9%
  Masco Corp. .........................       67,400       2,156,126
                                                        ------------
BUILDING-RESIDENTIAL/ COMMERCIAL --0.6%
  Lennar Corp., Class A................       25,800       1,403,004
                                                        ------------
CHEMICALS-DIVERSIFIED -- 0.5%
  PPG Industries, Inc. ................       18,800       1,246,252
                                                        ------------
COMPUTER SERVICES -- 1.0%
  Computer Sciences Corp.+.............       46,000       2,413,160
                                                        ------------
COMPUTERS -- 5.8%
  Dell, Inc.+..........................      198,900       4,823,325
  International Business Machines
    Corp. .............................       93,000       9,220,950
                                                        ------------
                                                          14,044,275
                                                        ------------
COMPUTERS-MEMORY DEVICES -- 0.0%
  Seagate Technology+(2)(3)............       50,100               0
                                                        ------------
COMPUTERS-PERIPHERY EQUIPMENT -- 1.6%
  Lexmark International, Inc., Class
    A+.................................       61,900       3,901,557
                                                        ------------
DATA PROCESSING/MANAGEMENT -- 1.6%
  Fiserv, Inc.+........................       75,200       3,953,264
                                                        ------------
ELECTRIC-INTEGRATED -- 0.8%
  American Electric Power Co., Inc. ...       11,400         496,242
  Edison International.................       33,900       1,524,822
                                                        ------------
                                                           2,021,064
                                                        ------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 6.1%
  Citigroup, Inc. .....................      221,100      12,189,243
  Morgan Stanley.......................       29,600       2,450,584
                                                        ------------
                                                          14,639,827
                                                        ------------
FINANCE-MORTGAGE LOAN/BANKER -- 2.0%
  Freddie Mac..........................       74,700       4,850,271
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION              SHARES         (NOTE 3)
FINANCIAL GUARANTEE INSURANCE -- 3.4%
  MBIA, Inc. ..........................      115,000    $  8,260,450
                                                        ------------
FOOD-MEAT PRODUCTS -- 1.5%
  Tyson Foods, Inc., Class A...........      200,700       3,562,425
                                                        ------------
FOOD-MISC. -- 6.0%
  General Mills, Inc. .................       63,200       3,617,568
  Kraft Foods, Inc., Class A...........      202,300       7,064,316
  Sara Lee Corp. ......................      227,800       3,906,770
                                                        ------------
                                                          14,588,654
                                                        ------------
INSURANCE-LIFE/HEALTH -- 1.0%
  Nationwide Financial Services, Inc.,
    Class A............................       44,900       2,453,785
                                                        ------------
INSURANCE-MULTI-LINE -- 5.3%
  ACE, Ltd. ...........................       80,700       4,662,846
  Allstate Corp. ......................       76,700       4,614,272
  XL Capital, Ltd., Class A............       51,900       3,581,100
                                                        ------------
                                                          12,858,218
                                                        ------------
MEDICAL INSTRUMENTS -- 1.7%
  Boston Scientific Corp.+.............      215,800       3,981,510
                                                        ------------
MEDICAL PRODUCTS -- 2.0%
  Johnson & Johnson....................       73,200       4,889,760
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 1.5%
  Amgen, Inc.+.........................       51,600       3,631,092
                                                        ------------
MEDICAL-DRUGS -- 5.6%
  Forest Laboratories, Inc.+...........       96,400       5,409,004
  Pfizer, Inc. ........................      206,500       5,418,560
  Wyeth................................       54,800       2,707,668
                                                        ------------
                                                          13,535,232
                                                        ------------
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 2.2%
  Cardinal Health, Inc. ...............       75,600       5,399,352
                                                        ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.5%
  Waste Management, Inc. ..............       31,900       1,211,562
                                                        ------------
OFFICE AUTOMATION & EQUIPMENT -- 2.5%
  Xerox Corp.+.........................      353,600       6,081,920
                                                        ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.7%
  Apache Corp. ........................       55,600       4,057,132
                                                        ------------
OIL COMPANIES-INTEGRATED -- 5.8%
  BP PLC ADR...........................       30,800       1,956,108
  Chevron Corp. .......................       82,100       5,983,448
  Exxon Mobil Corp. ...................       48,600       3,601,260
  Total SA ADR.........................       34,600       2,354,530
                                                        ------------
                                                          13,895,346
                                                        ------------
PUBLISHING-NEWSPAPERS -- 3.4%
  Gannett Co., Inc. ...................      139,400       8,104,716
                                                        ------------
RETAIL-APPAREL/SHOE -- 1.8%
  Gap, Inc. ...........................      227,900       4,368,843
                                                        ------------
RETAIL-BUILDING PRODUCTS -- 2.2%
  Home Depot, Inc. ....................      129,500       5,275,830
                                                        ------------
RUBBER-TIRES -- 1.6%
  Goodyear Tire & Rubber Co.+..........      152,500       3,765,225
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST FEDERATED AMERICAN LEADERS PORTFOLIO

--------------------------------------------------------------------------------

                                           SHARES/
                                          PRINCIPAL        VALUE
         SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT -- 1.0%
  Applied Materials, Inc. .............      132,700    $  2,352,771
                                                        ------------
TELEPHONE-INTEGRATED -- 6.5%
  AT&T, Inc. ..........................      125,000       4,703,750
  Sprint Corp. ........................       79,900       1,424,617
  Verizon Communications, Inc. ........      251,056       9,670,677
                                                        ------------
                                                          15,799,044
                                                        ------------
TOBACCO -- 1.5%
  Altria Group, Inc. ..................       42,400       3,705,336
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $200,737,804)..................                  229,652,797
                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 5.5%
TIME DEPOSIT -- 5.5%
Euro Time Deposit with State Street
  Bank & Trust Co. 4.05% due 02/01/07
  (cost $13,400,000)...................  $13,400,000      13,400,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $214,137,804)(1)...............        100.5%    243,052,797
Liabilities in excess of other
  assets...............................         (0.5)     (1,319,335)
                                         -----------    ------------
NET ASSETS.............................        100.0%   $241,733,462
                                         ===========    ============

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis
(2)  Illiquid
(3)  Fair valued security; see Note 3.
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    110

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker...........................   7.1%
Oil Companies-Integrated...................................   5.6
Oil Companies-Exploration & Production.....................   5.5
Tobacco....................................................   5.2
Banks-Super Regional.......................................   5.1
Finance-Credit Card........................................   4.8
Retail-Discount............................................   4.8
Diversified Manufactured Operations........................   4.0
Banks-Commercial...........................................   3.4
Insurance-Reinsurance......................................   3.3
Cable TV...................................................   2.8
Multimedia.................................................   2.8
Insurance-Property/Casualty................................   2.7
Commercial Services-Finance................................   2.6
Applications Software......................................   2.3
Insurance-Multi-line.......................................   2.3
Containers-Paper/Plastic...................................   2.1
Banks-Fiduciary............................................   1.9
Pharmacy Services..........................................   1.9
Real Estate Investment Trusts..............................   1.6
Beverages-Wine/Spirits.....................................   1.5
Cosmetics & Toiletries.....................................   1.5
Motorcycle/Motor Scooter...................................   1.4
Commercial Services........................................   1.3
Computers..................................................   1.3
Medical-HMO................................................   1.3
Investment Management/Advisor Services.....................   1.2
Building & Construction Products-Misc. ....................   1.1
Building Products-Cement...................................   1.1
Commercial Paper...........................................   1.0
Data Processing/Management.................................   1.0
Telephone-Integrated.......................................   1.0
Brewery....................................................   0.9%
Medical-Wholesale Drug Distribution........................   0.9
Oil & Gas Drilling.........................................   0.8
Transport-Services.........................................   0.8
Diversified Operations.....................................   0.7
E-Commerce/Services........................................   0.7
Food-Confectionery.........................................   0.7
Insurance Brokers..........................................   0.7
Retail-Bedding.............................................   0.7
E-Commerce/Products........................................   0.6
Cellular Telecom...........................................   0.5
Insurance-Life/Health......................................   0.5
Retail-Building Products...................................   0.5
Retail-Major Department Stores.............................   0.5
Telecom Services...........................................   0.5
Rental Auto/Equipment......................................   0.4
Advertising Services.......................................   0.3
Broadcast Services/Program.................................   0.3
Coal.......................................................   0.3
Home Decoration Products...................................   0.3
Retail-Automobile..........................................   0.3
Schools....................................................   0.3
Wireless Equipment.........................................   0.3
Diversified Minerals.......................................   0.2
Financial Guarantee Insurance..............................   0.2
Metal-Diversified..........................................   0.2
Publishing-Newspapers......................................   0.2
                                                             ----
                                                             99.8%
                                                             ====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 98.8%
ADVERTISING SERVICES -- 0.3%
  WPP Group PLC ADR...................      111,600   $    8,222,688
                                                      --------------
APPLICATIONS SOFTWARE -- 2.3%
  Microsoft Corp. ....................    1,922,100       59,316,006
                                                      --------------
BANKS-COMMERCIAL -- 3.4%
  Commerce Bancorp, Inc. .............      443,900       14,994,942
  HSBC Holdings PLC(2)................    3,932,602       71,475,627
                                                      --------------
                                                          86,470,569
                                                      --------------
BANKS-FIDUCIARY -- 1.9%
  Mellon Financial Corp. .............      932,300       39,846,502
  State Street Corp. .................      130,800        9,293,340
                                                      --------------
                                                          49,139,842
                                                      --------------
BANKS-SUPER REGIONAL -- 5.1%
  Wachovia Corp. .....................    1,074,664       60,718,516
  Wells Fargo & Co. ..................    1,947,050       69,938,036
                                                      --------------
                                                         130,656,552
                                                      --------------
BEVERAGES-WINE/SPIRITS -- 1.5%
  Diageo PLC ADR......................      476,400       37,506,972
                                                      --------------
BREWERY -- 0.9%
  Heineken Holding NV(2)..............      536,519       23,281,498
                                                      --------------
BROADCAST SERVICES/PROGRAM -- 0.3%
  Liberty Media Corp. Series A........       76,340        7,809,582
                                                      --------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 1.1%
  Vulcan Materials Co. ...............      290,800       29,615,072
                                                      --------------
BUILDING PRODUCTS-CEMENT -- 1.1%
  Martin Marietta Materials, Inc. ....      248,300       28,658,786
                                                      --------------
CABLE TV -- 2.8%
  Comcast Corp., Special Class A+.....    1,662,800       72,265,288
                                                      --------------
CELLULAR TELECOM -- 0.5%
  SK Telecom Co., Ltd. ADR............      537,400       12,763,250
                                                      --------------
COAL -- 0.3%
  China Coal Energy Co. ..............    9,350,600        7,078,026
                                                      --------------
COMMERCIAL SERVICES -- 1.3%
  Iron Mountain, Inc.+................    1,182,500       33,086,350
                                                      --------------
COMMERCIAL SERVICES-FINANCE -- 2.6%
  H&R Block, Inc. ....................    1,091,500       26,850,900
  Moody's Corp. ......................      550,600       39,400,936
                                                      --------------
                                                          66,251,836
                                                      --------------
COMPUTERS -- 1.3%
  Dell, Inc.+.........................      624,300       15,139,275
  Hewlett-Packard Co. ................      408,900       17,697,192
                                                      --------------
                                                          32,836,467
                                                      --------------
CONTAINERS-PAPER/PLASTIC -- 2.1%
  Sealed Air Corp. ...................      808,700       53,293,330
                                                      --------------
COSMETICS & TOILETRIES -- 1.5%
  Avon Products, Inc. ................      327,022       11,246,286
  Procter & Gamble Co. ...............      435,800       28,270,346
                                                      --------------
                                                          39,516,632
                                                      --------------
DATA PROCESSING/MANAGEMENT -- 1.0%
  Dun & Bradstreet Corp.+.............      315,700       26,834,500
                                                      --------------

--------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 4.0%
  Tyco International, Ltd. ...........    3,253,692   $  103,727,701
                                                      --------------
DIVERSIFIED MINERALS -- 0.2%
  BHP Billiton PLC(2).................      309,500        5,821,837
                                                      --------------
DIVERSIFIED OPERATIONS -- 0.7%
  China Merchants Holdings
    International Co., Ltd.(2)........    4,831,509       17,883,638
                                                      --------------
E-COMMERCE/PRODUCTS -- 0.6%
  Amazon.com, Inc.+...................      432,600       16,296,042
                                                      --------------
E-COMMERCE/SERVICES -- 0.7%
  Expedia, Inc.+......................      144,200        3,093,090
  IAC/InterActive Corp.+..............      146,500        5,625,600
  Liberty Media Corp., Series A+......      380,800        9,280,096
                                                      --------------
                                                          17,998,786
                                                      --------------
FINANCE-CREDIT CARD -- 4.8%
  American Express Co. ...............    2,133,650      124,221,103
                                                      --------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 7.1%
  Citigroup, Inc. ....................    1,176,852       64,879,851
  J.P. Morgan Chase & Co. ............    1,925,276       98,054,307
  Morgan Stanley......................      242,550       20,080,714
                                                      --------------
                                                         183,014,872
                                                      --------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
  Ambac Financial Group, Inc. ........       60,520        5,331,812
                                                      --------------
FOOD-CONFECTIONERY -- 0.7%
  Hershey Co. ........................      340,900       17,399,536
                                                      --------------
HOME DECORATION PRODUCTS -- 0.3%
  Hunter Douglas NV+(2)...............       84,587        6,962,596
                                                      --------------
INSURANCE BROKER -- 0.7%
  AON Corp. ..........................      530,300       19,016,558
                                                      --------------
INSURANCE-LIFE/HEALTH -- 0.5%
  Principal Financial Group...........      160,300        9,876,083
  Sun Life Financial, Inc. ...........       99,400        4,265,254
                                                      --------------
                                                          14,141,337
                                                      --------------
INSURANCE-MULTI-LINE -- 2.3%
  Loews Corp. ........................    1,385,600       60,218,176
                                                      --------------
INSURANCE-PROPERTY/CASUALTY -- 2.7%
  Chubb Corp. ........................      203,100       10,569,324
  Markel Corp.+.......................        5,500        2,668,050
  Progressive Corp. ..................    2,440,500       56,595,195
                                                      --------------
                                                          69,832,569
                                                      --------------
INSURANCE-REINSURANCE -- 3.3%
  Berkshire Hathaway, Inc., Class
    A+................................          706       77,695,300
  Berkshire Hathaway, Inc., Class
    B+................................          822        3,014,562
  Everest Re Group, Ltd. .............       38,000        3,556,800
                                                      --------------
                                                          84,266,662
                                                      --------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 1.2%
  Ameriprise Financial, Inc. .........      517,730       30,525,361
                                                      --------------
MEDICAL-HMO -- 1.3%
  UnitedHealth Group, Inc. ...........      647,000       33,812,220
                                                      --------------

---------------------
    112

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-WHOLESALE DRUG
  DISTRIBUTION -- 0.9%
  Cardinal Health, Inc. ..............      312,400   $   22,311,608
                                                      --------------
METAL-DIVERSIFIED -- 0.2%
  Rio Tinto PLC(2)....................      102,000        5,500,993
                                                      --------------
MOTORCYCLE/MOTOR SCOOTER -- 1.4%
  Harley-Davidson, Inc. ..............      526,600       35,950,982
                                                      --------------
MULTIMEDIA -- 2.8%
  Lagardere SCA(2)....................      318,585       25,082,553
  News Corp., Class A.................    2,025,700       47,097,525
                                                      --------------
                                                          72,180,078
                                                      --------------
OIL & GAS DRILLING -- 0.8%
  Transocean, Inc.+...................      270,200       20,905,374
                                                      --------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 5.5%
  Canadian Natural Resources, Ltd. ...      577,700       28,896,554
  Devon Energy Corp. .................      895,552       62,769,240
  EOG Resources, Inc. ................      713,600       49,331,168
                                                      --------------
                                                         140,996,962
                                                      --------------
OIL COMPANIES-INTEGRATED -- 5.6%
  ConocoPhillips......................    1,595,708      105,970,968
  Occidental Petroleum Corp. .........      843,000       39,081,480
                                                      --------------
                                                         145,052,448
                                                      --------------
PHARMACY SERVICES -- 1.9%
  Caremark Rx, Inc. ..................      560,800       34,354,608
  Express Scripts, Inc.+..............      195,300       13,577,256
                                                      --------------
                                                          47,931,864
                                                      --------------
PUBLISHING-NEWSPAPERS -- 0.2%
  Gannett Co., Inc. ..................      106,700        6,203,538
                                                      --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
  General Growth Properties, Inc. ....      686,622       42,240,985
                                                      --------------
RENTAL AUTO/EQUIPMENT -- 0.4%
  Cosco Pacific, Ltd.(2)..............    3,964,800        9,955,721
                                                      --------------
RETAIL-AUTOMOBILE -- 0.3%
  CarMax, Inc.+.......................      139,300        7,999,999
                                                      --------------
RETAIL-BEDDING -- 0.7%
  Bed Bath & Beyond, Inc.+............      422,100       17,808,399
                                                      --------------
RETAIL-BUILDING PRODUCTS -- 0.5%
  Lowe's Cos., Inc. ..................      406,400       13,699,744
                                                      --------------
RETAIL-DISCOUNT -- 4.8%
  Costco Wholesale Corp. .............    1,501,100       84,331,798
  Wal-Mart Stores, Inc. ..............      819,000       39,058,110
                                                      --------------
                                                         123,389,908
                                                      --------------

--------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL        VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
RETAIL-MAJOR DEPARTMENT STORES -- 0.5%
  Sears Holdings Corp.+...............       74,210   $   13,109,196
                                                      --------------
SCHOOL -- 0.3%
  Apollo Group, Inc., Class A+........      169,200        7,343,280
                                                      --------------
TELECOM SERVICES -- 0.5%
  NTL, Inc. ..........................      467,527       12,740,111
                                                      --------------
TELEPHONE-INTEGRATED -- 1.0%
  Sprint Corp. .......................    1,428,400       25,468,372
                                                      --------------
TOBACCO -- 5.2%
  Altria Group, Inc. .................    1,524,225      133,202,023
                                                      --------------
TRANSPORT-SERVICES -- 0.8%
  Kuehne & Nagel International AG.....      118,200        9,124,110
  United Parcel Service, Inc., Class
    B.................................      176,400       12,750,192
                                                      --------------
                                                          21,874,302
                                                      --------------
WIRELESS EQUIPMENT -- 0.3%
  Nokia Oyj ADR.......................      298,200        6,590,220
                                                      --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,560,874,095)...............                 2,547,530,159
                                                      --------------

SHORT-TERM INVESTMENT
  SECURITIES -- 1.0%
COMMERCIAL PAPER -- 1.0%
  Three Pillars Funding Corp.
    5.31% due 02/01/07
    (cost $25,964,000)................  $25,964,000       25,964,000
                                                      --------------
TOTAL INVESTMENTS
  (cost $1,586,838,095)(1)............         99.8%   2,573,494,159
Other assets less liabilities.........          0.2        5,494,254
                                        -----------   --------------
NET ASSETS............................        100.0%  $2,578,988,413
                                        ===========   ==============

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis.
(2)  Security was valued using fair valued procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST "DOGS" OF WALL STREET PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Medical-Drugs..............................................   9.5%
Telephone-Integrated.......................................   6.6
Finance-Investment Banker/Broker...........................   6.4
Chemicals-Diversified......................................   6.3
Diversified Manufactured Operations........................   6.0
Repurchase Agreement.......................................   4.9
Building-Residential/Commercial............................   3.5
Auto-Cars/Light Trucks.....................................   3.4
Brewery....................................................   3.2
Consumer Products-Misc. ...................................   3.2
Cosmetics & Toiletries.....................................   3.2
Cruise Lines...............................................   3.2
Data Processing/Management.................................   3.2
Electric Products-Misc. ...................................   3.2
Food-Misc. ................................................   3.2
Retail-Restaurants.........................................   3.2
Containers-Paper/Plastic...................................   3.1
Distribution/Wholesale.....................................   3.1
Food-Confectionery.........................................   3.1
Medical Products...........................................   3.1
Office Supplies & Forms....................................   3.1
Retail-Building Products...................................   3.1
Tobacco....................................................   3.1
Food-Wholesale/Distribution................................   3.0
Publishing-Newspapers......................................   3.0
                                                             ----
                                                             99.9%
                                                             ====

------------
* Calculated as a percentage of net assets.

---------------------
    114

SUNAMERICA SERIES TRUST "DOGS" OF WALL STREET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 95.0%
AUTO-CARS/LIGHT TRUCKS -- 3.4%
  General Motors Corp. ..................     113,484   $  3,726,815
                                                        ------------
BREWERY -- 3.2%
  Anheuser-Busch Cos., Inc. .............      68,514      3,492,159
                                                        ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 3.5%
  D.R. Horton, Inc. .....................     130,100      3,780,706
                                                        ------------
CHEMICALS-DIVERSIFIED -- 6.3%
  du Pont (E.I.) de Nemours & Co. .......      69,594      3,449,079
  Rohm & Haas Co. .......................      65,742      3,422,528
                                                        ------------
                                                           6,871,607
                                                        ------------
CONSUMER PRODUCTS-MISC. -- 3.2%
  Kimberly-Clark Corp. ..................      49,321      3,422,877
                                                        ------------
CONTAINERS-PAPER/PLASTIC -- 3.1%
  Bemis Co., Inc. .......................      98,493      3,339,898
                                                        ------------
COSMETICS & TOILETRIES -- 3.2%
  Avon Products, Inc. ...................      99,895      3,435,389
                                                        ------------
CRUISE LINES -- 3.2%
  Carnival Corp. ........................      66,118      3,409,044
                                                        ------------
DATA PROCESSING/MANAGEMENT -- 3.2%
  Paychex, Inc. .........................      85,300      3,412,853
                                                        ------------
DISTRIBUTION/WHOLESALE -- 3.1%
  Genuine Parts Co. .....................      71,264      3,386,465
                                                        ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 6.0%
  3M Co. ................................      43,405      3,224,991
  General Electric Co. ..................      89,696      3,233,541
                                                        ------------
                                                           6,458,532
                                                        ------------
ELECTRIC PRODUCTS-MISC. -- 3.2%
  Emerson Electric Co. ..................      76,974      3,461,521
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 6.4%
  Citigroup, Inc. .......................      61,374      3,383,549
  J.P. Morgan Chase & Co. ...............      70,239      3,577,272
                                                        ------------
                                                           6,960,821
                                                        ------------
FOOD-CONFECTIONERY -- 3.1%
  WM Wrigley Jr. Co. ....................      65,779      3,388,934
                                                        ------------
FOOD-MISC. -- 3.2%
  McCormick & Co., Inc. .................      88,700      3,462,848
                                                        ------------

--------------------------------------------------------------------
                                            SHARES/
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 3)
FOOD-WHOLESALE/DISTRIBUTION -- 3.0%
  Sysco Corp. ...........................      93,660   $  3,235,953
                                                        ------------
MEDICAL PRODUCTS -- 3.1%
  Johnson & Johnson......................      50,249      3,356,633
                                                        ------------
MEDICAL-DRUGS -- 9.5%
  Abbott Laboratories....................      67,376      3,570,928
  Merck & Co., Inc. .....................      75,633      3,384,577
  Pfizer, Inc. ..........................     127,315      3,340,745
                                                        ------------
                                                          10,296,250
                                                        ------------
OFFICE SUPPLIES & FORMS -- 3.1%
  Avery Dennison Corp. ..................      49,637      3,393,185
                                                        ------------
PUBLISHING-NEWSPAPERS -- 3.0%
  Gannett Co., Inc. .....................      56,222      3,268,747
                                                        ------------
RETAIL-BUILDING PRODUCTS -- 3.1%
  Home Depot, Inc. ......................      82,700      3,369,198
                                                        ------------
RETAIL-RESTAURANTS -- 3.2%
  McDonald's Corp. ......................      77,800      3,450,430
                                                        ------------
TELEPHONE-INTEGRATED -- 6.6%
  AT&T, Inc. ............................      98,145      3,693,196
  Verizon Communications, Inc. ..........      88,895      3,424,236
                                                        ------------
                                                           7,117,432
                                                        ------------
TOBACCO -- 3.1%
  Altria Group, Inc. ....................      38,679      3,380,158
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $89,762,197).....................                102,878,455
                                                        ------------
REPURCHASE AGREEMENT -- 4.9%
  State Street Bank & Trust Co. Joint
    Repurchase Agreement(1)
    (cost $5,323,000)....................  $5,323,000      5,323,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $95,085,197)(2)..................        99.9%   108,201,455
Other assets less liabilities............         0.1         75,825
                                           ----------   ------------
NET ASSETS...............................       100.0%  $108,277,280
                                           ==========   ============

------------
(1)  See Note 3 for details of Joint Repurchase Agreements.
(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker...........................  12.8%
Computers..................................................   8.4
Aerospace/Defense..........................................   6.5
Web Portals/ISP............................................   5.6
Investment Management/Advisor Services.....................   5.1
Medical-HMO................................................   5.1
Cosmetics & Toiletries.....................................   4.0
Networking Products........................................   3.7
Electronic Components-Semiconductors.......................   3.6
Oil-Field Services.........................................   3.3
Applications Software......................................   2.7
Finance-Other Services.....................................   2.7
Therapeutics...............................................   2.7
Cable TV...................................................   2.5
Optical Supplies...........................................   2.3
Retail-Discount............................................   2.3
Agricultural Operations....................................   2.1
Medical-Drugs..............................................   2.0
Retail-Regional Department Stores..........................   2.0
Diversified Manufactured Operations........................   1.9
Computers-Memory Devices...................................   1.8
Medical-Biomedical/Gene....................................   1.8
Multimedia.................................................   1.8
Hotels/Motels..............................................   1.6
Retail-Restaurants.........................................   1.6
Casino Hotels..............................................   1.3
Cellular Telecom...........................................   1.0
Toys.......................................................   1.0
Food-Confectionery.........................................   0.9
Internet Infrastructure Software...........................   0.9
Auto-Cars/Light Trucks.....................................   0.8
Engineering/R&D Services...................................   0.7
Electronic Forms...........................................   0.6
Computer Services..........................................   0.5
Medical Products...........................................   0.5
Medical-Generic Drugs......................................   0.5
Wireless Equipment.........................................   0.5
Medical Instruments........................................   0.4
Industrial Audio & Video Products..........................   0.2
                                                             ----
                                                             99.7%
                                                             ====

------------
* Calculated as a percentage of net assets.

---------------------
    116

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 99.7%
AEROSPACE/DEFENSE -- 6.5%
  Boeing Co. ..........................    473,100      $ 42,370,836
  Rockwell Collins, Inc. ..............    159,700        10,893,137
  Spirit Aerosystems Holdings, Inc. ...    233,500         7,152,105
                                                        ------------
                                                          60,416,078
                                                        ------------
AGRICULTURAL OPERATIONS -- 2.1%
  Monsanto Co. ........................    348,600        19,204,374
                                                        ------------
APPLICATIONS SOFTWARE -- 2.7%
  Microsoft Corp. .....................    803,800        24,805,268
                                                        ------------
AUTO-CARS/LIGHT TRUCKS -- 0.8%
  Toyota Motor Co. ADR.................     55,320         7,290,070
                                                        ------------
CABLE TV -- 2.5%
  Comcast Corp.+.......................    536,500        23,316,290
                                                        ------------
CASINO HOTELS -- 1.3%
  Las Vegas Sands Corp.+...............     64,900         6,754,143
  Melco PBL Entertainment Macau, Ltd.
    ADR+...............................    126,499         2,446,491
  Wynn Resorts, Ltd.+..................     27,100         3,028,154
                                                        ------------
                                                          12,228,788
                                                        ------------
CELLULAR TELECOM -- 1.0%
  America Movil SA de CV ADR...........    214,500         9,515,220
                                                        ------------
COMPUTER SERVICES -- 0.5%
  DST Systems, Inc.+...................     70,200         4,947,696
                                                        ------------
COMPUTERS -- 8.4%
  Apple Computer, Inc.+................    556,500        47,708,745
  Hewlett-Packard Co. .................    615,000        26,617,200
  Sun Microsystems, Inc.+..............    613,300         4,072,312
                                                        ------------
                                                          78,398,257
                                                        ------------
COMPUTERS-MEMORY DEVICES -- 1.8%
  Network Appliance, Inc.+.............    442,900        16,653,040
                                                        ------------
COSMETICS & TOILETRIES -- 4.0%
  Procter & Gamble Co. ................    576,700        37,410,529
                                                        ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 1.9%
  General Electric Co. ................    498,200        17,960,110
                                                        ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 3.6%
  Broadcom Corp.+......................    524,950        16,756,404
  NVIDIA Corp.+........................    551,800        16,912,670
                                                        ------------
                                                          33,669,074
                                                        ------------
ELECTRONIC FORMS -- 0.6%
  Adobe Systems, Inc.+.................    141,300         5,492,331
                                                        ------------
ENGINEERING/R&D SERVICES -- 0.7%
  Fluor Corp. .........................     77,000         6,360,200
                                                        ------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 12.8%
  Charles Schwab Corp. ................    455,800         8,623,736
  Credit Suisse Group ADR..............    301,200        21,409,296
  Goldman Sachs Group, Inc. ...........    107,300        22,764,768
  J.P. Morgan Chase & Co. .............    456,100        23,229,173
  Lazard, Ltd. ........................    140,600         7,136,856
  Lehman Brothers Holdings, Inc. ......     81,800         6,727,232
  Merrill Lynch & Co., Inc. ...........    317,000        29,658,520
                                                        ------------
                                                         119,549,581
                                                        ------------
FINANCE-OTHER SERVICES -- 2.7%
  Chicago Merchantile Exchange
    Holdings, Inc. ....................     26,650        15,011,945
  NYSE Group, Inc.+....................    100,700        10,067,986
                                                        ------------
                                                          25,079,931
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
FOOD-CONFECTIONERY -- 0.9%
  WM Wrigley Jr. Co. ..................    169,200      $  8,717,184
                                                        ------------
HOTEL/MOTEL -- 1.6%
  Starwood Hotels & Resorts Worldwide,
    Inc. ..............................    238,400        14,919,072
                                                        ------------
INDUSTRIAL AUDIO & VIDEO
  PRODUCTS -- 0.2%
  Dolby Laboratories, Inc.+............     48,180         1,614,030
                                                        ------------
INTERNET INFRASTRUCTURE SOFTWARE --0.9%
  Akamai Technologies, Inc.+...........    150,200         8,438,236
                                                        ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 5.1%
  Franklin Resources, Inc. ............    223,600        26,632,996
  Janus Capital Group, Inc. ...........     99,300         2,033,664
  Legg Mason, Inc. ....................    175,590        18,410,611
                                                        ------------
                                                          47,077,271
                                                        ------------
MEDICAL INSTRUMENTS -- 0.4%
  Medtronic, Inc. .....................     69,300         3,704,085
                                                        ------------
MEDICAL PRODUCTS -- 0.5%
  Becton, Dickinson & Co. .............     66,200         5,093,428
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 1.8%
  Genentech, Inc.+.....................    192,300        16,801,251
                                                        ------------
MEDICAL-DRUGS -- 2.0%
  Abbott Laboratories..................    179,700         9,524,100
  Merck & Co., Inc. ...................    212,300         9,500,425
                                                        ------------
                                                          19,024,525
                                                        ------------
MEDICAL-GENERIC DRUGS -- 0.5%
  Teva Pharmaceutical Industries, Ltd.
    ADR................................    122,700         4,306,770
                                                        ------------
MEDICAL-HMO -- 5.1%
  WellPoint, Inc.+.....................    602,600        47,231,788
                                                        ------------
MULTIMEDIA -- 1.8%
  Time Warner, Inc. ...................    784,200        17,150,454
                                                        ------------
NETWORKING PRODUCTS -- 3.7%
  Cisco Systems, Inc.+.................  1,283,800        34,136,242
                                                        ------------
OIL-FIELD SERVICES -- 3.3%
  Halliburton Co. .....................    747,900        22,092,966
  Schlumberger, Ltd. ..................    142,900         9,072,721
                                                        ------------
                                                          31,165,687
                                                        ------------
OPTICAL SUPPLIES -- 2.3%
  Alcon, Inc. .........................    180,000        21,196,800
                                                        ------------
RETAIL-DISCOUNT -- 2.3%
  Target Corp. ........................    347,600        21,328,736
                                                        ------------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 2.0%
  Kohl's Corp.+........................    261,000        18,507,510
                                                        ------------
RETAIL-RESTAURANTS -- 1.6%
  McDonald's Corp. ....................    342,500        15,189,875
                                                        ------------
THERAPEUTICS -- 2.7%
  Gilead Sciences, Inc.+...............    393,800        25,329,216
                                                        ------------
TOYS -- 1.0%
  Nintendo Co., Ltd. ADR...............    250,300         9,286,130
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WEB PORTALS/ISP -- 5.6%
  Google, Inc.+........................    104,120      $ 52,195,356
                                                        ------------
WIRELESS EQUIPMENT -- 0.5%
  QUALCOMM, Inc. ......................    117,800         4,436,348
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $805,003,616)..................                  929,146,831
                                                        ------------
TOTAL INVESTMENTS
  (cost $805,003,616)(1)                      99.7%      929,146,831
Other assets less liabilities..........        0.3         2,361,128
                                         ---------      ------------
NET ASSETS.............................      100.0%     $931,507,959
                                         =========      ============

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    118

SUNAMERICA SERIES TRUST GOLDMAN SACHS RESEARCH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Super Regional.......................................   7.5%
Medical Products...........................................   5.5
Finance-Investment Banker/Broker...........................   5.1
Oil Companies-Integrated...................................   5.1
Wireless Equipment.........................................   4.7
Telephone-Integrated.......................................   4.1
Repurchase Agreement.......................................   4.0
Oil-Field Services.........................................   3.6
Medical-Biomedical/Gene....................................   3.5
Retail-Restaurants.........................................   3.2
Computers..................................................   3.0
Diversified Manufactured Operations........................   2.9
Financial Guarantee Insurance..............................   2.5
Web Portals/ISP............................................   2.5
Medical Instruments........................................   2.4
Multimedia.................................................   2.3
Retail-Drug Store..........................................   2.3
Aerospace/Defense-Equipment................................   2.1
Beverages-Non-alcoholic....................................   2.1
Electric-Integrated........................................   2.1
Finance-Credit Card........................................   2.1
Applications Software......................................   1.9
Industrial Gases...........................................   1.9
Tobacco....................................................   1.9
Electronic Components-Semiconductors.......................   1.7
Banks-Fiduciary............................................   1.6
Insurance-Multi-line.......................................   1.6
Savings & Loans/Thrifts....................................   1.6
Networking Products........................................   1.5
Building-Heavy Construction................................   1.4
Computers-Memory Devices...................................   1.4
Metal-Diversified..........................................   1.2
Medical-Drugs..............................................   1.1
Aerospace/Defense..........................................   1.0
Instruments-Scientific.....................................   1.0
Insurance-Property/Casualty................................   1.0
Retail-Building Products...................................   1.0
Retail-Discount............................................   1.0
Finance-Mortgage Loan/Banker...............................   0.9
Pharmacy Services..........................................   0.9
Enterprise Software/Service................................   0.6
                                                             ----
                                                             98.8%
                                                             ====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST GOLDMAN SACHS RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION               SHARES      (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 94.8%
AEROSPACE/DEFENSE -- 1.0%
  Boeing Co. ............................       3,478   $   311,490
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 2.1%
  United Technologies Corp. .............       9,436       641,837
                                                        -----------
APPLICATIONS SOFTWARE -- 1.9%
  Microsoft Corp. .......................      18,550       572,453
                                                        -----------
BANKS-FIDUCIARY -- 1.6%
  Bank of New York Co., Inc. ............      11,780       471,318
                                                        -----------
BANKS-SUPER REGIONAL -- 7.5%
  Bank of America Corp. .................      14,237       748,581
  Wachovia Corp. ........................      10,963       619,410
  Wells Fargo & Co. .....................      24,924       895,270
                                                        -----------
                                                          2,263,261
                                                        -----------
BEVERAGES-NON-ALCOHOLIC -- 2.1%
  PepsiCo, Inc. .........................       9,610       626,956
                                                        -----------
BUILDING-HEAVY CONSTRUCTION -- 1.4%
  Chicago Bridge & Iron Co. NV...........      14,160       420,835
                                                        -----------
COMPUTERS -- 3.0%
  Research In Motion, Ltd.+..............       7,090       905,960
                                                        -----------
COMPUTERS-MEMORY DEVICES -- 1.4%
  Seagate Technology.....................      16,000       433,440
                                                        -----------
DIVERSIFIED MANUFACTURED OPERATIONS --
  2.9%
  General Electric Co. ..................      23,874       860,658
                                                        -----------
ELECTRIC-INTEGRATED -- 2.1%
  Exelon Corp. ..........................      10,476       628,455
                                                        -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS --
  1.7%
  MEMC Electronic Materials, Inc.+.......       9,950       521,380
                                                        -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.6%
  Oracle Corp.+..........................       9,842       168,889
                                                        -----------
FINANCE-CREDIT CARD -- 2.1%
  American Express Co. ..................      10,720       624,118
                                                        -----------
FINANCE-INVESTMENT BANKER/BROKER -- 5.1%
  Citigroup, Inc. .......................      10,170       560,672
  J.P. Morgan Chase & Co. ...............      12,988       661,479
  Merrill Lynch & Co., Inc. .............       3,170       296,585
                                                        -----------
                                                          1,518,736
                                                        -----------
FINANCE-MORTGAGE LOAN/BANKER -- 0.9%
  Freddie Mac............................       4,170       270,758
                                                        -----------
FINANCIAL GUARANTEE INSURANCE -- 2.5%
  Ambac Financial Group, Inc. ...........       8,599       757,572
                                                        -----------
INDUSTRIAL GASES -- 1.9%
  Praxair, Inc. .........................       9,000       567,540
                                                        -----------
INSTRUMENTS-SCIENTIFIC -- 1.0%
  Thermo Fisher Scientific, Inc.+........       6,460       309,111
                                                        -----------
INSURANCE-MULTI-LINE -- 1.6%
  XL Capital, Ltd., Class A..............       7,060       487,140
                                                        -----------
INSURANCE-PROPERTY/CASUALTY -- 1.0%
  St. Paul Travelers Cos., Inc. .........       5,810       295,439
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION               SHARES      (NOTE 3)
MEDICAL INSTRUMENTS -- 2.4%
  Medtronic, Inc. .......................      13,499   $   721,522
                                                        -----------
MEDICAL PRODUCTS -- 5.5%
  Baxter International, Inc. ............      19,119       949,449
  Stryker Corp. .........................      11,290       699,303
                                                        -----------
                                                          1,648,752
                                                        -----------
MEDICAL-BIOMEDICAL/GENE -- 3.5%
  Amgen, Inc.+...........................       6,688       470,635
  Celgene Corp.+.........................       5,210       279,673
  MedImmune, Inc.+.......................       8,490       294,263
                                                        -----------
                                                          1,044,571
                                                        -----------
MEDICAL-DRUGS -- 1.1%
  Pfizer, Inc. ..........................      12,979       340,569
                                                        -----------
METAL-DIVERSIFIED -- 1.2%
  Freeport-McMoRan Copper & Gold, Inc.
    Class B..............................       6,480       372,665
                                                        -----------
MULTIMEDIA -- 2.3%
  The McGraw-Hill Cos., Inc. ............       6,560       440,045
  Viacom, Inc., Class B+.................       5,745       233,649
                                                        -----------
                                                            673,694
                                                        -----------
NETWORKING PRODUCTS -- 1.5%
  Cisco Systems, Inc.+...................      16,487       438,389
                                                        -----------
OIL COMPANIES-INTEGRATED -- 5.1%
  Exxon Mobil Corp. .....................      13,383       991,680
  Suncor Energy, Inc. ...................       7,240       538,294
                                                        -----------
                                                          1,529,974
                                                        -----------
OIL-FIELD SERVICES -- 3.6%
  Baker Hughes, Inc. ....................       5,558       383,669
  Schlumberger, Ltd. ....................      11,080       703,469
                                                        -----------
                                                          1,087,138
                                                        -----------
PHARMACY SERVICES -- 0.9%
  Medco Health Solutions, Inc.+..........       4,320       255,787
                                                        -----------
RETAIL-BUILDING PRODUCTS -- 1.0%
  Lowe's Cos., Inc. .....................       9,180       309,458
                                                        -----------
RETAIL-DISCOUNT -- 1.0%
  Wal-Mart Stores, Inc. .................       6,080       289,955
                                                        -----------
RETAIL-DRUG STORE -- 2.3%
  CVS Corp. .............................      20,820       700,593
                                                        -----------
RETAIL-RESTAURANTS -- 3.2%
  McDonald's Corp. ......................      21,650       960,178
                                                        -----------
SAVINGS & LOANS/THRIFTS -- 1.6%
  Washington Mutual, Inc. ...............      10,749       479,298
                                                        -----------
TELEPHONE-INTEGRATED -- 4.1%
  Sprint Corp. ..........................      50,711       904,177
  Verizon Communications, Inc. ..........       8,143       313,668
                                                        -----------
                                                          1,217,845
                                                        -----------
TOBACCO -- 1.9%
  Altria Group, Inc. ....................       6,591       575,987
                                                        -----------
WEB PORTALS/ISP -- 2.5%
  Google, Inc., Class A+.................       1,510       756,963
                                                        -----------

---------------------
    120

SUNAMERICA SERIES TRUST GOLDMAN SACHS RESEARCH PORTFOLIO

--------------------------------------------------------------------------------

                                            SHARES/
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT      (NOTE 3)
-------------------------------------------------------------------
WIRELESS EQUIPMENT -- 4.7%
  American Tower Corp., Class A+.........      16,350   $   651,221
  Motorola, Inc. ........................      16,193       321,431
  QUALCOMM, Inc. ........................      11,570       435,726
                                                        -----------
                                                          1,408,378
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $24,916,223).....................                28,469,062
                                                        -----------
REPURCHASE AGREEMENT -- 4.0%
  Agreement with State Street Bank &
    Trust Co., bearing interest at 4.35%,
    dated 01/31/07, to be repurchased
    02/01/07 in the amount of $1,200,145
    and collateralized by $930,000 of
    United States Treasury Notes, bearing
    interest at 8.00%, due 11/15/21 and
    having an approximate value of
    $1,225,275
    (cost $1,200,000)....................  $1,200,000     1,200,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $26,116,223)(1)..................        98.8%   29,669,062
Other assets less liabilities............         1.2       349,662
                                           ----------   -----------
NET ASSETS...............................       100.0%  $30,018,724
                                           ==========   ===========

------------
+    Non-income producing security.
(1)  See Note 4 for cost of investment on a tax basis.

See Notes to Financial Statements.

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker...........................   6.1%
Medical-Drugs..............................................   5.9
Oil Companies-Integrated...................................   5.3
Medical Products...........................................   4.0
Oil & Gas Drilling.........................................   3.7
Cosmetics & Toiletries.....................................   3.3
Medical-Biomedical/Gene....................................   3.2
Insurance-Multi-line.......................................   3.1
Banks-Super Regional.......................................   2.9
Computers-Memory Devices...................................   2.8
Insurance-Life/Health......................................   2.8
Electronic Components-Semiconductors.......................   2.7
Multimedia.................................................   2.6
Networking Products........................................   2.3
Soap & Cleaning Preparation................................   2.2
Aerospace/Defense..........................................   2.1
Aerospace/Defense-Equipment................................   2.0
Medical Instruments........................................   2.0
Tobacco....................................................   1.9
Electric-Integrated........................................   1.8
Telecom Services...........................................   1.8
Diversified Manufactured Operations........................   1.7
Beverages-Non-alcoholic....................................   1.6
Food-Misc..................................................   1.6
Banks-Fiduciary............................................   1.4
Enterprise Software/Service................................   1.4
Finance-Credit Card........................................   1.4
Retail-Discount............................................   1.4
Retail-Office Supplies.....................................   1.4
Athletic Footwear..........................................   1.3
Beverages-Wine/Spirits.....................................   1.3
Finance-Consumer Loans.....................................   1.3
Oil Companies-Exploration & Production.....................   1.3
Retail-Regional Department Stores..........................   1.3
Agricultural Operations....................................   1.2
Industrial Gases...........................................   1.2
Investment Management/Advisor Services.....................   1.1
Cruise Lines...............................................   1.0
Data Processing/Management.................................   1.0
Electronic Forms...........................................   1.0
Computers..................................................   0.9
Industrial Automated/Robotic...............................   0.9
Chemicals-Diversified......................................   0.8
Insurance-Property/Casualty................................   0.8
Semiconductors Components-Integrated Circuits..............   0.7
Auto-Cars/Light Trucks.....................................   0.6
Gambling (Non-Hotel).......................................   0.6
Retail-Apparel/Shoe........................................   0.6
Therapeutics...............................................   0.6
Transport-Services.........................................   0.6
Casino Services............................................   0.5
Consulting Services........................................   0.5
Entertainment Software.....................................   0.5
Internet Security..........................................   0.5
Semiconductor Equipment....................................   0.5
Commercial Paper...........................................   0.4
Medical-Generic Drugs......................................   0.4
                                                             ----
                                                             99.8%
                                                             ====

------------
* Calculated as a percentage of net assets.

---------------------
    122

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 99.4%
AEROSPACE/DEFENSE -- 2.1%
  Lockheed Martin Corp. ................      52,600   $  5,112,194
                                                       ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 2.0%
  United Technologies Corp. ............      72,600      4,938,252
                                                       ------------
AGRICULTURAL OPERATIONS -- 1.2%
  Monsanto Co. .........................      53,600      2,952,824
                                                       ------------
ATHLETIC FOOTWEAR -- 1.3%
  NIKE, Inc., Class B...................      31,870      3,149,075
                                                       ------------
AUTO-CARS/LIGHT TRUCKS -- 0.6%
  Bayerische Motoren Werke AG+(1).......      23,000      1,409,777
                                                       ------------
BANKS-FIDUCIARY -- 1.4%
  Bank of New York Co., Inc. ...........      90,110      3,605,301
                                                       ------------
BANKS-SUPER REGIONAL -- 2.9%
  Bank of America Corp. ................      92,180      4,846,825
  Wells Fargo & Co. ....................      62,860      2,257,931
                                                       ------------
                                                          7,104,756
                                                       ------------
BEVERAGES-NON-ALCOHOLIC -- 1.6%
  PepsiCo, Inc. ........................      59,582      3,887,130
                                                       ------------
BEVERAGES-WINE/SPIRITS -- 1.3%
  Diageo PLC(1).........................     168,640      3,286,938
                                                       ------------
CASINO SERVICES -- 0.5%
  International Game Technology.........      29,140      1,266,424
                                                       ------------
CHEMICALS-DIVERSIFIED -- 0.8%
  Rohm & Haas Co. ......................      39,230      2,042,314
                                                       ------------
COMPUTERS -- 0.9%
  Apple Computer, Inc.+.................       9,240        792,145
  Dell, Inc.+...........................      62,950      1,526,538
                                                       ------------
                                                          2,318,683
                                                       ------------
COMPUTERS-MEMORY DEVICES -- 2.8%
  EMC Corp.+............................     387,990      5,427,980
  SanDisk Corp.+........................      36,440      1,464,888
                                                       ------------
                                                          6,892,868
                                                       ------------
CONSULTING SERVICES -- 0.5%
  Accenture Ltd., Class A...............      36,100      1,362,775
                                                       ------------
COSMETICS & TOILETRIES -- 3.3%
  Colgate-Palmolive Co. ................      44,240      3,021,592
  Procter & Gamble Co. .................      80,190      5,201,925
                                                       ------------
                                                          8,223,517
                                                       ------------
CRUISE LINES -- 1.0%
  Carnival Corp. .......................      50,330      2,595,015
                                                       ------------
DATA PROCESSING/MANAGEMENT -- 1.0%
  First Data Corp. .....................     104,780      2,604,831
                                                       ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 1.7%
  3M Co. ...............................      32,310      2,400,633
  Tyco International, Ltd. .............      59,460      1,895,585
                                                       ------------
                                                          4,296,218
                                                       ------------
ELECTRIC-INTEGRATED -- 1.8%
  Entergy Corp. ........................      11,170      1,037,135
  Exelon Corp. .........................      34,410      2,064,256
  FPL Group, Inc. ......................      24,050      1,362,432
                                                       ------------
                                                          4,463,823
                                                       ------------

-------------------------------------------------------------------
                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 2.7%
  Intel Corp. ..........................     184,710   $  3,871,522
  Samsung Electronics Co., Ltd.
    GDR*(1).............................       9,136      2,788,062
                                                       ------------
                                                          6,659,584
                                                       ------------
ELECTRONIC FORMS -- 1.0%
  Adobe Systems, Inc.+..................      67,470      2,622,559
                                                       ------------
ENTERPRISE SOFTWARE/SERVICE -- 1.4%
  Oracle Corp.+.........................     205,760      3,530,842
                                                       ------------
ENTERTAINMENT SOFTWARE -- 0.5%
  Electronic Arts, Inc.+................      25,590      1,279,500
                                                       ------------
FINANCE-CONSUMER LOANS -- 1.3%
  SLM Corp. ............................      70,750      3,251,670
                                                       ------------
FINANCE-CREDIT CARD -- 1.4%
  American Express Co. .................      60,850      3,542,687
                                                       ------------
FINANCE-INVESTMENT BANKER/BROKER -- 6.1%
  Charles Schwab Corp. .................      99,950      1,891,054
  Goldman Sachs Group, Inc. ............      18,490      3,922,838
  J.P. Morgan Chase & Co. ..............     122,310      6,229,248
  Lehman Brothers Holdings, Inc. .......      36,790      3,025,610
                                                       ------------
                                                         15,068,750
                                                       ------------
FOOD-MISC. -- 1.6%
  Nestle SA(1)..........................      11,209      4,112,520
                                                       ------------
GAMBLING (NON-HOTEL) -- 0.6%
  Ladbrokes PLC.........................     168,384      1,450,662
                                                       ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.9%
  Rockwell Automation, Inc. ............      36,890      2,258,037
                                                       ------------
INDUSTRIAL GASES -- 1.2%
  Praxair, Inc. ........................      45,940      2,896,976
                                                       ------------
INSURANCE-LIFE/HEALTH -- 2.8%
  Genworth Financial, Inc., Class A.....     198,990      6,944,751
                                                       ------------
INSURANCE-MULTI-LINE -- 3.1%
  ACE, Ltd. ............................      66,150      3,822,147
  MetLife, Inc. ........................      61,250      3,804,850
                                                       ------------
                                                          7,626,997
                                                       ------------
INSURANCE-PROPERTY/CASUALTY -- 0.8%
  St. Paul Travelers Cos., Inc. ........      40,290      2,048,746
                                                       ------------
INTERNET SECURITY -- 0.5%
  CheckFree Corp.+......................      30,270      1,254,086
                                                       ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 1.1%
  Franklin Resources, Inc. .............      22,060      2,627,567
                                                       ------------
MEDICAL INSTRUMENTS -- 2.0%
  Boston Scientific Corp.+..............      67,230      1,240,394
  Medtronic, Inc. ......................      70,770      3,782,656
                                                       ------------
                                                          5,023,050
                                                       ------------
MEDICAL PRODUCTS -- 4.0%
  Johnson & Johnson.....................     104,260      6,964,568
  Zimmer Holdings, Inc.+................      35,720      3,008,338
                                                       ------------
                                                          9,972,906
                                                       ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-BIOMEDICAL/GENE -- 3.2%
  Amgen, Inc.+..........................      74,830   $  5,265,787
  Genzyme Corp.+........................      39,950      2,625,913
                                                       ------------
                                                          7,891,700
                                                       ------------
MEDICAL-DRUGS -- 5.9%
  Abbott Laboratories...................      87,310      4,627,430
  Eli Lilly & Co. ......................      52,840      2,859,701
  Roche Holding AG(1)...................      20,420      3,849,702
  Wyeth.................................      68,190      3,369,268
                                                       ------------
                                                         14,706,101
                                                       ------------
MEDICAL-GENERIC DRUGS -- 0.4%
  Teva Pharmaceutical Industries, Ltd.
    ADR.................................      31,430      1,103,193
                                                       ------------
MULTIMEDIA -- 2.6%
  News Corp., Class A...................      79,090      1,838,842
  Viacom, Inc., Class B+................      39,965      1,625,377
  Walt Disney Co. ......................      86,320      3,035,874
                                                       ------------
                                                          6,500,093
                                                       ------------
NETWORKING PRODUCTS -- 2.3%
  Cisco Systems, Inc.+..................     211,160      5,614,744
                                                       ------------
OIL & GAS DRILLING -- 3.7%
  GlobalSantaFe Corp. ..................      52,730      3,058,867
  Noble Corp. ..........................      46,060      3,452,197
  Transocean, Inc.+.....................      35,760      2,766,751
                                                       ------------
                                                          9,277,815
                                                       ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.3%
  EOG Resources, Inc. ..................      45,170      3,122,602
                                                       ------------
OIL COMPANIES-INTEGRATED -- 5.3%
  Exxon Mobil Corp. ....................      60,720      4,499,352
  Hess Corp. ...........................      76,330      4,121,057
  Total SA ADR..........................      67,260      4,577,043
                                                       ------------
                                                         13,197,452
                                                       ------------
RETAIL-APPAREL/SHOE -- 0.6%
  Chico's FAS, Inc.+....................      73,270      1,529,878
                                                       ------------
RETAIL-DISCOUNT -- 1.4%
  Target Corp. .........................      55,620      3,412,843
                                                       ------------
RETAIL-OFFICE SUPPLIES -- 1.4%
  Staples, Inc. ........................     136,750      3,517,210
                                                       ------------
RETAIL-REGIONAL DEPARTMENT STORES --
  1.3%
  Federated Department Stores, Inc. ....      76,620      3,178,964
                                                       ------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Applied Materials, Inc. ..............      69,500      1,232,235
                                                       ------------

-------------------------------------------------------------------------
                                          SHARES/PRINCIPAL      VALUE
          SECURITY DESCRIPTION                 AMOUNT          (NOTE 3)
SEMICONDUCTORS COMPONENTS-INTERGRATED
  CIRCUITS -- 0.7%
  Marvell Technology Group, Ltd.+.......         97,630      $  1,785,653
                                                             ------------
SOAP & CLEANING PREPARATION -- 2.2%
  Reckitt Benckiser PLC(1)..............        111,450         5,377,328
                                                             ------------
TELECOM SERVICES -- 1.8%
  Amdocs, Ltd.+.........................         79,160         2,745,269
  TELUS Corp. ..........................         34,780         1,650,631
  TELUS Corp. (Non-Voting Shares).......            214             9,882
                                                             ------------
                                                                4,405,782
                                                             ------------
THERAPEUTICS -- 0.6%
  Gilead Sciences, Inc.+................         22,080         1,420,186
                                                             ------------
TOBACCO -- 1.9%
  Altria Group, Inc. ...................         53,910         4,711,195
                                                             ------------
TRANSPORT-SERVICES -- 0.6%
  FedEx Corp. ..........................         13,340         1,472,736
                                                             ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $203,588,518)...................                      247,142,315
                                                             ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.4%
COMMERCIAL PAPER -- 0.4%
  Cargill, Inc.
    5.26% due 02/01/07
    (cost $1,003,000)...................     $1,003,000      $  1,003,000
TOTAL INVESTMENTS
  (cost $204,591,518)(2)................           99.8%      248,145,315
Other assets less liabilities...........            0.2           438,679
                                             ----------      ------------
NET ASSETS..............................          100.0%     $248,583,994
                                             ==========      ============

------------
+    Non-income producing security.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of these securities was $2,788,062 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)  Security was valued using fair value procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

---------------------
    124

SUNAMERICA SERIES TRUST PUTNAM GROWTH: VOYAGER PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker...........................   5.3%
Medical-HMO................................................   4.8
Retail-Building Products...................................   4.3
Medical Products...........................................   4.2
Networking Products........................................   3.8
Computers..................................................   3.7
Finance-Credit Card........................................   3.3
Aerospace/Defense..........................................   3.0
Medical-Biomedical/Gene....................................   2.9
Data Processing/Management.................................   2.6
Diversified Manufactured Operations........................   2.3
Medical Instruments........................................   2.3
Commercial Services-Finance................................   2.2
E-Commerce/Services........................................   2.2
Enterprise Software/Service................................   2.2
Retail-Office Supplies.....................................   2.2
Web Portals/ISP............................................   2.2
Cosmetics & Toiletries.....................................   2.0
Multimedia.................................................   2.0
Computers-Memory Devices...................................   1.9
Insurance-Reinsurance......................................   1.9
Pharmacy Services..........................................   1.9
Retail-Restaurants.........................................   1.9
Aerospace/Defense-Equipment................................   1.8
Oil Companies-Exploration & Production.....................   1.8
Wireless Equipment.........................................   1.8
Applications Software......................................   1.6
Investment Management/Advisor Services.....................   1.6
Banks-Commercial...........................................   1.5
Finance-Mortgage Loan/Banker...............................   1.5
Retail-Apparel/Shoe........................................   1.4
Electronic Forms...........................................   1.3%
Computer Aided Design......................................   1.1
Motorcycle/Motor Scooter...................................   1.1
Real Estate Management/Services............................   1.1
Retail-Consumer Electronics................................   1.1
Semiconductor Equipment....................................   1.1
Medical-Generic Drugs......................................   1.0
Airlines...................................................   0.9
Advertising Agencies.......................................   0.8
Casino Hotels..............................................   0.8
Finance-Consumer Loans.....................................   0.8
Oil Refining & Marketing...................................   0.8
Retail-Bedding.............................................   0.8
Retail-Regional Department Stores..........................   0.8
Banks-Super Regional.......................................   0.7
Coatings/Paint.............................................   0.7
Consulting Services........................................   0.7
Electronic Components-Semiconductors.......................   0.7
Finance-Other Services.....................................   0.7
Building-Residential/Commercial............................   0.6
Cruise Lines...............................................   0.6
Electronics-Military.......................................   0.5
Insurance-Life/Health......................................   0.5
Retail-Drug Store..........................................   0.5
Broadcast Services/Program.................................   0.4
Electronic Connectors......................................   0.4
Repurchase Agreements......................................   0.4
Hotels/Motels..............................................   0.3
Transport-Services.........................................   0.3
Insurance-Multi-line.......................................   0.2
Apparel Manufacturers......................................   0.1
                                                             ----
                                                             99.9%
                                                             ====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST PUTNAM GROWTH: VOYAGER PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCK -- 99.5%
ADVERTISING AGENCY -- 0.8%
  Omnicom Group, Inc. ..........................          12,700        $  1,336,040
                                                                        ------------
AEROSPACE/DEFENSE -- 3.0%
  Boeing Co. ...................................          30,700           2,749,492
  General Dynamics Corp. .......................          31,500           2,461,725
                                                                        ------------
                                                                           5,211,217
                                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.8%
  United Technologies Corp. ....................          45,000           3,060,900
                                                                        ------------
AIRLINES -- 0.9%
  JetBlue Airways Corp.+........................          65,400             894,672
  Southwest Airlines Co. .......................          47,600             718,760
                                                                        ------------
                                                                           1,613,432
                                                                        ------------
APPAREL MANUFACTURER -- 0.1%
  Coach, Inc.+..................................           4,298             197,106
                                                                        ------------
APPLICATIONS SOFTWARE -- 1.6%
  Microsoft Corp. ..............................          88,800           2,740,368
                                                                        ------------
BANKS-COMMERCIAL -- 1.5%
  Commerce Bancorp, Inc. .......................          77,600           2,621,328
                                                                        ------------
BANKS-SUPER REGIONAL -- 0.7%
  Wells Fargo & Co. ............................          35,100           1,260,792
                                                                        ------------
BROADCAST SERVICES/PROGRAM -- 0.4%
  Grupo Televisa SA ADR.........................          24,700             727,662
                                                                        ------------
BUILDING-RESIDENTIAL/ COMMERCIAL -- 0.6%
  NVR, Inc.+....................................           1,409             975,761
                                                                        ------------
CASINO HOTEL -- 0.8%
  Las Vegas Sands Corp.+........................          13,600           1,415,352
                                                                        ------------
COATINGS/PAINT -- 0.7%
  The Sherwin-Williams Co. .....................          17,100           1,181,610
                                                                        ------------
COMMERCIAL SERVICES-FINANCE -- 2.2%
  Equifax, Inc. ................................          22,600             938,578
  Moody's Corp. ................................          18,400           1,316,704
  The Western Union Co. ........................          73,152           1,634,216
                                                                        ------------
                                                                           3,889,498
                                                                        ------------
COMPUTER AIDED DESIGN -- 1.1%
  Autodesk, Inc.+...............................          44,700           1,954,284
                                                                        ------------
COMPUTERS -- 3.7%
  Apple Computer, Inc.+.........................          41,500           3,557,795
  Dell, Inc.+...................................         116,300           2,820,275
                                                                        ------------
                                                                           6,378,070
                                                                        ------------
COMPUTERS-MEMORY DEVICES -- 1.9%
  EMC Corp.+....................................         156,000           2,182,440
  Network Appliance, Inc.+......................          28,800           1,082,880
                                                                        ------------
                                                                           3,265,320
                                                                        ------------
CONSULTING SERVICES -- 0.7%
  Accenture Ltd., Class A.......................          18,300             690,825
  Corporate Executive Board Co. ................           5,600             508,088
                                                                        ------------
                                                                           1,198,913
                                                                        ------------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
COSMETICS & TOILETRIES -- 2.0%
  Colgate-Palmolive Co. ........................          24,200        $  1,652,860
  Procter & Gamble Co. .........................          29,300           1,900,691
                                                                        ------------
                                                                           3,553,551
                                                                        ------------
CRUISE LINES -- 0.6%
  Royal Caribbean Cruises, Ltd. ................          22,700           1,019,911
                                                                        ------------
DATA PROCESSING/ MANAGEMENT -- 2.6%
  Automatic Data Processing, Inc.+..............          39,200           1,870,624
  Dun & Bradstreet Corp.+.......................          10,505             892,925
  Paychex, Inc. ................................          43,600           1,744,436
                                                                        ------------
                                                                           4,507,985
                                                                        ------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 2.3%
  Danaher Corp. ................................          33,600           2,488,416
  Parker Hannifin Corp. ........................          18,100           1,497,956
                                                                        ------------
                                                                           3,986,372
                                                                        ------------
E-COMMERCE/SERVICES -- 2.2%
  eBay, Inc.+...................................          81,600           2,643,024
  Liberty Media Corp., Series A+................          46,100           1,123,457
                                                                        ------------
                                                                           3,766,481
                                                                        ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
  Microchip Technology, Inc. ...................          34,000           1,181,840
                                                                        ------------
ELECTRONIC CONNECTORS -- 0.4%
  Amphenol Corp., Class A.......................           9,000             609,480
                                                                        ------------
ELECTRONIC FORMS -- 1.3%
  Adobe Systems, Inc.+..........................          57,400           2,231,138
                                                                        ------------
ELECTRONICS-MILITARY -- 0.5%
  L-3 Communications Holdings, Inc. ............          11,200             922,208
                                                                        ------------
ENTERPRISE SOFTWARE/SERVICE -- 2.2%
  Oracle Corp.+.................................         225,200           3,864,432
                                                                        ------------
FINANCE-CONSUMER LOANS -- 0.8%
  SLM Corp. ....................................          29,200           1,342,032
                                                                        ------------
FINANCE-CREDIT CARD -- 3.3%
  American Express Co. .........................          38,500           2,241,470
  Capital One Financial Corp. ..................          44,000           3,537,600
                                                                        ------------
                                                                           5,779,070
                                                                        ------------
FINANCE-INVESTMENT BANKER/ BROKER -- 5.3%
  Bear Stearns Cos., Inc. ......................          21,700           3,577,245
  Goldman Sachs Group, Inc. ....................          21,800           4,625,088
  Morgan Stanley................................          11,946             989,009
                                                                        ------------
                                                                           9,191,342
                                                                        ------------
FINANCE-MORTGAGE LOAN/ BANKER -- 1.5%
  Countrywide Financial Corp. ..................          59,400           2,582,712
                                                                        ------------
FINANCE-OTHER SERVICES -- 0.7%
  Chicago Merchantile Exchange Holdings, Inc.,
    Class A.....................................           2,300           1,295,590
                                                                        ------------
HOTEL/MOTEL -- 0.3%
  Wyndham Worldwide Corp.+......................          16,883             526,750
                                                                        ------------

---------------------
    126

SUNAMERICA SERIES TRUST PUTNAM GROWTH: VOYAGER PORTFOLIO

--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-LIFE/HEALTH -- 0.5%
  Prudential Financial, Inc. ...................           8,800        $    784,344
                                                                        ------------
INSURANCE-MULTI-LINE -- 0.2%
  ACE, Ltd. ....................................           6,500             375,570
                                                                        ------------
INSURANCE-REINSURANCE -- 1.9%
  Berkshire Hathaway, Inc., Class B+............             920           3,373,962
                                                                        ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.6%
  BlackRock, Inc. ..............................           7,800           1,308,528
  Franklin Resources, Inc. .....................           3,269             389,371
  T. Rowe Price Group, Inc. ....................          24,100           1,156,559
                                                                        ------------
                                                                           2,854,458
                                                                        ------------
MEDICAL INSTRUMENTS -- 2.3%
  Medtronic, Inc. ..............................          52,500           2,806,125
  St. Jude Medical, Inc.+.......................          28,300           1,210,108
                                                                        ------------
                                                                           4,016,233
                                                                        ------------
MEDICAL PRODUCTS -- 4.2%
  Becton, Dickinson & Co. ......................          17,400           1,338,756
  Johnson & Johnson.............................          76,100           5,083,480
  Nobel Biocare Holding AG(1)...................           2,630             875,164
                                                                        ------------
                                                                           7,297,400
                                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 2.9%
  Amgen, Inc.+..................................          40,300           2,835,911
  Genentech, Inc.+..............................          25,700           2,245,409
                                                                        ------------
                                                                           5,081,320
                                                                        ------------
MEDICAL-GENERIC DRUGS -- 1.0%
  Barr Pharmaceuticals, Inc.+...................          16,500             883,080
  Teva Pharmaceutical Industries, Ltd. ADR......          26,700             937,170
                                                                        ------------
                                                                           1,820,250
                                                                        ------------
MEDICAL-HMO -- 4.8%
  UnitedHealth Group, Inc. .....................          89,600           4,682,496
  WellPoint, Inc.+..............................          46,200           3,621,156
                                                                        ------------
                                                                           8,303,652
                                                                        ------------
MOTORCYCLE/MOTOR SCOOTER -- 1.1%
  Harley-Davidson, Inc. ........................          27,900           1,904,733
                                                                        ------------
MULTIMEDIA -- 2.0%
  McGraw-Hill Cos., Inc. .......................          51,100           3,427,788
                                                                        ------------
NETWORKING PRODUCTS -- 3.8%
  Cisco Systems, Inc.+..........................         246,000           6,541,140
                                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.8%
  Devon Energy Corp. ...........................          20,500           1,436,845
  EOG Resources, Inc. ..........................          24,700           1,707,511
                                                                        ------------
                                                                           3,144,356
                                                                        ------------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
OIL REFINING & MARKETING -- 0.8%
  Valero Energy Corp. ..........................          25,800        $  1,400,424
                                                                        ------------
PHARMACY SERVICES -- 1.9%
  Caremark Rx, Inc. ............................          25,000           1,531,500
  Medco Health Solutions, Inc.+.................          28,800           1,705,248
                                                                        ------------
                                                                           3,236,748
                                                                        ------------
REAL ESTATE MANAGEMENT/ SERVICES -- 1.1%
  CB Richard Ellis Group, Inc., Class A+........          53,100           1,997,091
                                                                        ------------
RETAIL-APPAREL/SHOE -- 1.4%
  Abercrombie & Fitch Co., Class A..............          12,500             994,250
  Ross Stores, Inc. ............................          43,200           1,399,248
                                                                        ------------
                                                                           2,393,498
                                                                        ------------
RETAIL-BEDDING -- 0.8%
  Bed Bath & Beyond, Inc.+......................          35,000           1,476,650
                                                                        ------------
RETAIL-BUILDING PRODUCTS -- 4.3%
  Home Depot, Inc. .............................          83,300           3,393,642
  Lowe's Cos., Inc. ............................         119,600           4,031,716
                                                                        ------------
                                                                           7,425,358
                                                                        ------------
RETAIL-CONSUMER ELECTRONICS -- 1.1%
  Best Buy Co., Inc. ...........................          39,300           1,980,720
                                                                        ------------
RETAIL-DRUG STORE -- 0.5%
  CVS Corp. ....................................          24,800             834,520
                                                                        ------------
RETAIL-OFFICE SUPPLIES -- 2.2%
  Staples, Inc. ................................         150,800           3,878,576
                                                                        ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.8%
  Kohl's Corp.+.................................          18,700           1,326,017
                                                                        ------------
RETAIL-RESTAURANTS -- 1.9%
  Starbucks Corp.+..............................          41,300           1,443,022
  Yum! Brands, Inc. ............................          30,100           1,806,301
                                                                        ------------
                                                                           3,249,323
                                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 1.1%
  Applied Materials, Inc. ......................         111,200           1,971,576
                                                                        ------------
TRANSPORT-SERVICES -- 0.3%
  Expeditors International of Washington,
    Inc. .......................................          12,400             529,356
                                                                        ------------
WEB PORTALS/ISP -- 2.2%
  Google, Inc., Class A+........................           7,500           3,759,750
                                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST PUTNAM GROWTH: VOYAGER PORTFOLIO

--------------------------------------------------------------------------------

                                                      SHARES/
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                    AMOUNT              (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WIRELESS EQUIPMENT -- 1.8%
  QUALCOMM, Inc. ...............................          85,200        $  3,208,632
                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $151,364,935)...........................                         172,981,992
                                                                        ------------
REPURCHASE AGREEMENT -- 0.4%
  Agreement with Bank of America NA, bearing
    interest at 5.23% dated 01/31/07 to be
    repurchased 02/01/07 in the amount of
    $663,096 and collateralized by Federal Home
    Loan Bank Notes, bearing interest at 5.30%
    due 07/17/08 and having an approximate value
    of $681,385
    (cost $663,000).............................   $     663,000             663,000
                                                                        ------------
TOTAL INVESTMENTS
  (cost $152,027,935)(2)........................            99.9%        173,644,992
Other assets less liabilities...................             0.1             257,221
                                                   -------------        ------------
NET ASSETS......................................           100.0%       $173,902,213
                                                   =============        ============

------------
+    Non-income producing security
(1)  Security was valued using fair value procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 4 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    128

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Diversified Manufactured Operations.......................    7.3%
Repurchase Agreement......................................    6.1
Finance-Investment Banker/Broker..........................    5.6
Computers.................................................    4.5
Web Portals/ISP...........................................    4.1
Medical-Biomedical/Gene...................................    4.0
Retail-Discount...........................................    3.5
Pharmacy Services.........................................    3.4
Applications Software.....................................    3.3
Cosmetics & Toiletries....................................    3.0
Medical Products..........................................    2.9
Electric Products-Misc....................................    2.7
Beverages-Non-alcoholic...................................    2.6
Medical-HMO...............................................    2.6
Wireless Equipment........................................    2.6
Networking Products.......................................    2.1
Electronic Components-Semiconductors......................    2.0
Casino Services...........................................    1.9
Medical Instruments.......................................    1.7
Aerospace/Defense.........................................    1.6
Cable TV..................................................    1.6
Multimedia................................................    1.6
Oil-Field Services........................................    1.5
Aerospace/Defense-Equipment...............................    1.4
Finance-Consumer Loans....................................    1.3
Medical-Drugs.............................................    1.3
Cellular Telecom..........................................    1.1
Electronics-Military......................................    1.1
Publishing-Newspapers.....................................    1.1
Retail-Apparel/Shoe.......................................    1.1
Retail-Building Products..................................    1.1%
Retail-Drug Store.........................................    1.1
Retail-Jewelry............................................    1.1
Coal......................................................    1.0
Enterprise Software/Service...............................    1.0
Finance-Credit Card.......................................    1.0
Industrial Automated/Robotic..............................    1.0
Machinery-Construction & Mining...........................    1.0
Oil Companies-Integrated..................................    1.0
Oil Refining & Marketing..................................    1.0
Retail-Office Supplies....................................    1.0
Telecom Services..........................................    1.0
Commercial Services.......................................    0.9
Computer Aided Design.....................................    0.9
Therapeutics..............................................    0.9
Entertainment Software....................................    0.8
Machinery-General Industrial..............................    0.8
Retail-Regional Department Stores.........................    0.8
Building-Residential/Commercial...........................    0.7
Electronic Measurement Instruments........................    0.6
Telecom Equipment-Fiber Optics............................    0.6
Athletic Footwear.........................................    0.5
E-Commerce/Services.......................................    0.5
Electric-Integrated.......................................    0.5
Insurance-Property/Casualty...............................    0.5
Medical-Generic Drugs.....................................    0.5
                                                            -----
                                                            102.4%
                                                            =====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 96.3%
AEROSPACE/DEFENSE -- 1.6%
  Boeing Co. ......................          6,100      $   546,316
  Spirit Aerosystems Holdings,
    Inc., Class A+.................          7,500          229,725
                                                        -----------
                                                            776,041
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT --1.4%
  United Technologies Corp. .......          9,700          659,794
                                                        -----------
APPLICATIONS SOFTWARE -- 3.3%
  Microsoft Corp. .................         50,800        1,567,688
                                                        -----------
ATHLETIC FOOTWEAR -- 0.5%
  NIKE, Inc., Class B..............          2,300          227,263
                                                        -----------
BEVERAGES-NON-ALCOHOLIC -- 2.6%
  PepsiCo, Inc. ...................         19,100        1,246,084
                                                        -----------
BUILDING-RESIDENTIAL/
  COMMERCIAL -- 0.7%
  Centex Corp. ....................          6,000          322,140
                                                        -----------
CABLE TV -- 1.6%
  Comcast Corp., Class A+..........         17,600          780,032
                                                        -----------
CASINO SERVICES -- 1.9%
  International Game Technology....         10,500          456,330
  Scientific Games Corp., Class
    A+.............................         14,500          450,080
                                                        -----------
                                                            906,410
                                                        -----------
CELLULAR TELECOM -- 1.1%
  NII Holdings, Inc.+..............          7,200          531,360
                                                        -----------
COAL -- 1.0%
  Peabody Energy Corp. ............         11,600          473,628
                                                        -----------
COMMERCIAL SERVICES -- 0.9%
  AerCap Holdings NV+..............         15,200          403,560
                                                        -----------
COMPUTER AIDED DESIGN -- 0.9%
  Autodesk, Inc.+..................         10,200          445,944
                                                        -----------
COMPUTERS -- 4.5%
  Apple, Inc.+.....................          7,100          608,683
  Hewlett-Packard Co. .............         13,100          566,968
  International Business Machines
    Corp. .........................          9,600          951,840
                                                        -----------
                                                          2,127,491
                                                        -----------
COSMETICS & TOILETRIES -- 3.0%
  Procter & Gamble Co. ............         22,200        1,440,114
                                                        -----------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 7.3%
  3M Co. ..........................          5,700          423,510
  Danaher Corp. ...................          8,400          622,104
  Dover Corp. .....................         10,200          505,920
  General Electric Co. ............         40,400        1,456,420
  ITT, Corp. ......................          7,900          471,235
                                                        -----------
                                                          3,479,189
                                                        -----------
E-COMMERCE/SERVICES -- 0.5%
  eBay, Inc.+......................          7,900          255,881
                                                        -----------
ELECTRIC PRODUCTS-MISC. -- 2.7%
  AMETEK, Inc. ....................         21,400          741,724
  Emerson Electric Co. ............         12,300          553,131
                                                        -----------
                                                          1,294,855
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
ELECTRIC-INTEGRATED -- 0.5%
  Exelon Corp. ....................          4,300      $   257,957
                                                        -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 2.0%
  Intel Corp. .....................         22,300          467,408
  Texas Instruments, Inc. .........         15,600          486,564
                                                        -----------
                                                            953,972
                                                        -----------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 0.6%
  Agilent Technologies, Inc.+......          9,400          300,800
                                                        -----------
ELECTRONICS-MILITARY -- 1.1%
  L-3 Communications Holdings,
    Inc. ..........................          6,300          518,742
                                                        -----------
ENTERPRISE SOFTWARE/SERVICE -- 1.0%
  Oracle Corp.+....................         27,400          470,184
                                                        -----------
ENTERTAINMENT SOFTWARE -- 0.8%
  Electronic Arts, Inc.+...........          8,000          400,000
                                                        -----------
FINANCE-CONSUMER LOANS -- 1.3%
  SLM Corp. .......................         13,100          602,076
                                                        -----------
FINANCE-CREDIT CARD -- 1.0%
  American Express Co. ............          8,400          489,048
                                                        -----------
FINANCE-INVESTMENT BANKER/
  BROKER -- 5.6%
  Citigroup, Inc. .................          9,300          512,709
  Goldman Sachs Group, Inc. .......          3,500          742,560
  Merrill Lynch & Co., Inc. .......          9,600          898,176
  TD Ameritrade Holding Corp.+.....         27,300          482,937
                                                        -----------
                                                          2,636,382
                                                        -----------
INDUSTRIAL AUTOMATED/ROBOTIC --1.0%
  Rockwell Automation, Inc. .......          7,900          483,559
                                                        -----------
INSURANCE-PROPERTY/CASUALTY -- 0.5%
  OneBeacon Insurance Group,
    Ltd.+..........................          8,200          212,298
                                                        -----------
MACHINERY-CONSTRUCTION &
  MINING -- 1.0%
  Caterpillar, Inc. ...............          7,300          467,711
                                                        -----------
MACHINERY-GENERAL INDUSTRIAL --0.8%
  IDEX Corp. ......................          7,556          392,156
                                                        -----------
MEDICAL INSTRUMENTS -- 1.7%
  Medtronic, Inc. .................         15,000          801,750
                                                        -----------
MEDICAL PRODUCTS -- 2.9%
  Johnson & Johnson................         20,500        1,369,400
                                                        -----------
MEDICAL-BIOMEDICAL/GENE -- 4.0%
  Amgen, Inc.+.....................          9,300          654,441
  Celgene Corp.+...................          4,300          230,824
  Genentech, Inc.+.................          5,700          498,009
  Genzyme Corp.+...................          7,600          499,548
                                                        -----------
                                                          1,882,822
                                                        -----------
MEDICAL-DRUGS -- 1.3%
  Abbott Laboratories..............          5,000          265,000
  Novartis AG ADR..................          6,000          346,140
                                                        -----------
                                                            611,140
                                                        -----------
MEDICAL-GENERIC DRUGS -- 0.5%
  Barr Pharmaceuticals, Inc.+......          4,400          235,488
                                                        -----------

---------------------
    130

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-HMO -- 2.6%
  Coventry Health Care, Inc.+......         10,100      $   520,655
  UnitedHealth Group, Inc. ........         13,800          721,188
                                                        -----------
                                                          1,241,843
                                                        -----------
MULTIMEDIA -- 1.6%
  News Corp., Class A..............         32,500          755,625
                                                        -----------
NETWORKING PRODUCTS -- 2.1%
  Cisco Systems, Inc.+.............         38,100        1,013,079
                                                        -----------
OIL COMPANIES-INTEGRATED -- 1.0%
  Exxon Mobil Corp. ...............          6,300          466,830
                                                        -----------
OIL REFINING & MARKETING -- 1.0%
  Valero Energy Corp. .............          8,700          472,236
                                                        -----------
OIL-FIELD SERVICES -- 1.5%
  Schlumberger, Ltd. ..............         11,200          711,088
                                                        -----------
PHARMACY SERVICES -- 3.4%
  Caremark Rx, Inc. ...............          3,900          238,914
  Express Scripts, Inc.+...........          7,000          486,640
  Medco Health Solutions, Inc.+....         15,300          905,913
                                                        -----------
                                                          1,631,467
                                                        -----------
PUBLISHING-NEWSPAPERS -- 1.1%
  Dow Jones & Co., Inc. ...........         13,300          501,543
                                                        -----------
RETAIL-APPAREL/SHOE -- 1.1%
  Abercrombie & Fitch Co., Class
    A..............................          6,700          532,918
                                                        -----------
RETAIL-BUILDING PRODUCTS -- 1.1%
  Home Depot, Inc. ................         13,300          541,842
                                                        -----------
RETAIL-DISCOUNT -- 3.5%
  Target Corp. ....................         12,300          754,728
  Wal-Mart Stores, Inc. ...........         18,700          891,803
                                                        -----------
                                                          1,646,531
                                                        -----------
RETAIL-DRUG STORE -- 1.1%
  CVS Corp. .......................         15,800          531,670
                                                        -----------
RETAIL-JEWELRY -- 1.1%
  Tiffany & Co. ...................         12,900          506,454
                                                        -----------
RETAIL-OFFICE SUPPLIES -- 1.0%
  Staples, Inc. ...................         18,000          462,960
                                                        -----------

-------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL          VALUE
       SECURITY DESCRIPTION               AMOUNT         (NOTE 3)
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.8%
  Kohl's Corp.+....................          5,300      $   375,823
                                                        -----------
TELECOM EQUIPMENT-FIBER
  OPTICS -- 0.6%
  Corning, Inc.+...................         14,500          302,180
                                                        -----------
TELECOM SERVICES -- 1.0%
  BCE, Inc. .......................         17,600          462,176
                                                        -----------
THERAPEUTICS -- 0.9%
  Gilead Sciences, Inc.+...........          6,900          443,808
                                                        -----------
WEB PORTALS/ISP -- 4.1%
  Google, Inc., Class A+...........          2,450        1,228,185
  Yahoo!, Inc.+....................         25,700          727,567
                                                        -----------
                                                          1,955,752
                                                        -----------
WIRELESS EQUIPMENT -- 2.6%
  Motorola, Inc. ..................         25,048          497,203
  QUALCOMM, Inc. ..................         19,000          715,540
                                                        -----------
                                                          1,212,743
                                                        -----------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $42,000,027)...............                      45,791,527
                                                        -----------
REPURCHASE AGREEMENT -- 6.1%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)
    (cost $2,914,000)..............     $2,914,000        2,914,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $44,914,027)(1)............          102.4%      48,705,527
Liabilities in excess of other
  assets...........................           (2.4)..    (1,141,440)
                                        ----------      -----------
NET ASSETS.........................          100.0%     $47,564,087
                                        ==========      ===========

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreement.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST REAL ESTATE PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Real Estate Investment Trusts.............................   74.1%
Real Estate Operations & Development......................   12.9
Commercial Paper..........................................    8.8
Transport-Rail............................................    2.3
Transport-Marine..........................................    2.0
                                                            -----
                                                            100.1%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    132

SUNAMERICA SERIES TRUST REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 87.3%
REAL ESTATE INVESTMENT TRUSTS -- 70.1%
  Alexandria Real Estate Equities,
    Inc. .............................      164,800      $ 17,857,728
  AMB Property Corp. .................      125,600         7,642,760
  American Campus Communities, Inc. ..      238,000         7,585,060
  Boston Properties, Inc. ............      120,300        15,168,627
  Corporate Office Properties Trust...      274,500        14,625,360
  Cousins Properties, Inc. ...........      442,700        17,327,278
  DCT Industrial Trust, Inc. .........      405,000         4,787,100
  Developers Diversified Realty
    Corp. ............................      220,486        14,799,020
  Duke Realty Corp. ..................      288,400        12,724,208
  First Potomac Reality Trust.........      203,100         6,099,093
  General Growth Properties, Inc. ....      320,252        19,701,903
  Gramercy Capital Corp. .............      146,000         5,274,980
  Host Marriott Corp. ................      434,200        11,493,274
  Kimco Realty Corp. .................      307,760        15,264,896
  ProLogis............................      112,300         7,299,500
  Public Storage, Inc. ...............       66,400         7,221,664
  Regency Centers Corp. ..............      152,300        13,265,330
  SL Green Realty Corp. ..............      109,510        16,051,976
  Taubman Centers, Inc. ..............       46,200         2,692,074
  The Macerich Co. ...................       79,300         7,575,529
  U-Store-It Trust....................      154,600         3,396,562
  United Dominion Realty Trust,
    Inc. .............................      357,600        11,725,704
  Ventas, Inc. .......................      337,900        15,627,875
                                                         ------------
                                                          255,207,501
                                                         ------------
REAL ESTATE OPERATIONS &
  DEVELOPMENT -- 12.9%
  Brixton PLC(1)......................      598,921         5,976,098
  Capital & Regional PLC(1)...........      137,800         4,250,729
  Derwent Valley Holdings PLC(1)......      185,144         7,078,906
  Forest City Enterprises, Inc. ......      318,000        19,223,100
  Hammerson PLC(1)....................      159,800         4,630,961
  The St. Joe Co. ....................      101,900         5,900,010
                                                         ------------
                                                           47,059,804
                                                         ------------
TRANSPORT-MARINE -- 2.0%
  Alexander & Baldwin, Inc. ..........      145,400         7,188,576
                                                         ------------
TRANSPORT-RAIL -- 2.3%
  Florida East Coast Industries,
    Inc. .............................      135,700         8,223,420
                                                         ------------
TOTAL COMMON STOCK
  (cost $198,307,770).................                    317,679,301
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
PREFERRED STOCK -- 0.3%
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
  Equity Residential Properties,
    Series D 8.60%....................       10,000      $    254,000
  Equity Residential Properties,
    Series E 7.00% (Convertible)......       13,600           851,224
                                                         ------------
                                                            1,105,224
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $657,675).....................                      1,105,224
                                                         ------------
CORPORATE BONDS & NOTES -- 3.7%
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
  Vornado Realty Trust
    Convertible
    Debentures
    3.63% due 11/15/26
    (cost $12,985,208)................  $13,313,800        13,380,369
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $211,950,653).................                    332,164,894
                                                         ------------

SHORT-TERM INVESTMENT SECURITIES -- 8.8%
COMMERCIAL PAPER -- 8.8%
  Keel Capital, Inc.
    5.28% due 02/02/07................   14,368,000        14,365,893
  Three Pillars Funding Corp.
    5.28% due 02/01/07................    3,285,000         3,285,000
  Thunder Bay Funding, Inc.
    5.31% due 02/01/07................   14,428,000        14,428,000
                                                         ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $32,078,893)..................                     32,078,893
                                                         ------------
TOTAL INVESTMENTS
  (cost $244,029,546)(2)..............        100.1%      364,243,787
Liabilities in excess of other
  assets..............................         (0.1)         (298,282)
                                        -----------      ------------
NET ASSETS............................        100.0%     $363,945,505
                                        ===========      ============

------------
(1)  Security was valued using fair value procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 4 for cost investments on tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

U.S. Government Agencies..................................    9.6%
Steel-Producers...........................................    4.8
Home Furnishings..........................................    4.5
Insurance-Reinsurance.....................................    4.3
Building-Mobile Home/Manufactured Housing.................    3.9
Retail-Apparel/Shoe.......................................    3.9
Diversified Manufactured Operations.......................    3.6
Oil-Field Services........................................    2.7
Transport-Marine..........................................    2.6
Paper & Related Products..................................    2.5
Metal Processors & Fabrication............................    2.4
Building-Residential/Commercial...........................    2.1
Instruments-Controls......................................    2.0
Retail-Hair Salons........................................    1.9
Auto-Truck Trailers.......................................    1.6
Gas-Distribution..........................................    1.6
Internet Infrastructure Equipment.........................    1.6
Transport-Rail............................................    1.6
Banks-Commercial..........................................    1.5
Building Products-Wood....................................    1.5
Environmental Monitoring & Detection......................    1.5
Metal-Iron................................................    1.5
Coatings/Paint............................................    1.4
Machinery-Pumps...........................................    1.4
Intimate Apparel..........................................    1.3
Retail-Convenience Store..................................    1.3
Building Products-Doors & Windows.........................    1.2
Identification Systems....................................    1.2
Retail-Discount...........................................    1.2
Oil & Gas Drilling........................................    1.1
Retail-Leisure Products...................................    1.1
Semiconductor Equipment...................................    1.1
Airlines..................................................    1.0
Building-Maintenance & Services...........................    1.0
Chemicals-Specialty.......................................    1.0
Industrial Gases..........................................    1.0
Machine Tools & Related Products..........................    1.0
Oil Field Machinery & Equipment...........................    1.0
Engines-Internal Combustion...............................    0.9
Insurance Brokers.........................................    0.9%
Insurance-Life/Health.....................................    0.9
Medical Products..........................................    0.9
Building Products-Light Fixtures..........................    0.8
Chemicals-Diversified.....................................    0.8
Coal......................................................    0.8
Footwear & Related Apparel................................    0.8
Medical Sterilization Products............................    0.8
Miscellaneous Manufacturing...............................    0.8
Electric-Integrated.......................................    0.7
Industrial Automated/Robotic..............................    0.7
Insurance-Property/Casualty...............................    0.7
Real Estate Investment Trusts.............................    0.7
Transport-Services........................................    0.7
Insurance-Multi-line......................................    0.6
Agricultural Operations...................................    0.5
Building & Construction Products-Misc. ...................    0.5
Consumer Products-Misc. ..................................    0.5
Leisure Products..........................................    0.5
Rental Auto/Equipment.....................................    0.5
Computers-Integrated Systems..............................    0.4
Machinery-Farming.........................................    0.4
Oil Companies-Exploration & Production....................    0.4
Power Converter/Supply Equipment..........................    0.4
Apparel Manufacturers.....................................    0.3
Engineering/R&D Services..................................    0.3
Retail-Restaurants........................................    0.3
Auto/Truck Parts & Equipment-Original.....................    0.2
Electronic Components-Misc. ..............................    0.2
Financial Guarantee Insurance.............................    0.2
Machinery-Construction & Mining...........................    0.2
Retail-Home Furnishings...................................    0.2
Retail-Jewelry............................................    0.2
Research & Development....................................    0.1
Retail-Regional Department Stores.........................    0.1
                                                            -----
                                                            100.4%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    134

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 90.8%
AGRICULTURAL OPERATIONS -- 0.5%
  Bunge, Ltd. .....................          2,700      $   207,765
                                                        -----------
AIRLINES -- 1.0%
  Skywest, Inc. ...................         15,000          407,100
                                                        -----------
APPAREL MANUFACTURER -- 0.3%
  Gymboree Corp.+..................          3,100          134,199
                                                        -----------
AUTO-TRUCK TRAILERS -- 1.6%
  Wabash National Corp. ...........         38,000          605,720
                                                        -----------
AUTO/TRUCK PARTS & EQUIPMENT-
  ORIGINAL -- 0.2%
  Superior Industries
    International, Inc. ...........          4,276           87,102
                                                        -----------
BANKS-COMMERCIAL -- 1.5%
  Chemical Financial Corp. ........          5,500          163,900
  First Indiana Corp. .............          4,500          106,875
  Peoples Bancorp, Inc. ...........          8,000          232,080
  TrustCo Bank Corp. NY............          7,853           82,614
                                                        -----------
                                                            585,469
                                                        -----------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.5%
  Simpson Manufacturing Co.,
    Inc. ..........................          5,500          179,905
                                                        -----------
BUILDING PRODUCTS-DOORS &
  WINDOWS -- 1.2%
  Apogee Enterprises, Inc. ........         25,000          475,750
                                                        -----------
BUILDING PRODUCTS-LIGHT
  FIXTURES -- 0.8%
  Genlyte Group, Inc.+.............          4,000          303,080
                                                        -----------
BUILDING PRODUCTS-WOOD -- 1.5%
  Universal Forest Products,
    Inc. ..........................         12,000          586,800
                                                        -----------
BUILDING-MAINTENANCE &
  SERVICES -- 1.0%
  ABM Industries, Inc. ............         14,500          374,680
                                                        -----------
BUILDING-MOBILE HOME/MANUFACTURED
  HOUSING -- 3.9%
  MonaCo. Coach Corp. .............         27,500          414,700
  Thor Industries, Inc. ...........         15,000          633,900
  Winnebago Industries, Inc. ......         14,500          486,330
                                                        -----------
                                                          1,534,930
                                                        -----------
BUILDING-
  RESIDENTIAL/COMMERCIAL -- 2.1%
  M.D.C Holdings, Inc. ............          4,000          233,080
  M/I Homes, Inc. .................         16,000          577,280
                                                        -----------
                                                            810,360
                                                        -----------
CHEMICALS-DIVERSIFIED -- 0.8%
  Westlake Chemical Corp. .........          9,500          315,210
                                                        -----------
CHEMICALS-SPECIALTY -- 1.0%
  Cabot Corp. .....................          9,000          402,660
                                                        -----------
COAL -- 0.8%
  Arch Coal, Inc. .................          2,600           77,272
  CONSOL Energy, Inc. .............          3,200          110,176
  Peabody Energy Corp. ............          2,700          110,241
                                                        -----------
                                                            297,689
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
COATINGS/PAINT -- 1.4%
  RPM International, Inc. .........         24,000      $   557,520
                                                        -----------
COMPUTERS-INTEGRATED SYSTEMS --0.4%
  Diebold, Inc. ...................          3,000          139,050
                                                        -----------
CONSUMER PRODUCTS-MISC. -- 0.5%
  Russ Berrie and Co., Inc. .......         12,200          180,560
                                                        -----------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 3.6%
  A.O. Smith Corp. ................          6,500          249,275
  Carlisle Cos., Inc. .............          4,000          325,760
  Roper Industries, Inc. ..........          3,000          155,760
  Teleflex, Inc. ..................          5,500          367,290
  Trinity Industries, Inc. ........          7,500          286,875
                                                        -----------
                                                          1,384,960
                                                        -----------
ELECTRIC-INTEGRATED -- 0.7%
  Sierra Pacific Resources+........         15,000          255,300
                                                        -----------
ELECTRONIC COMPONENTS-MISC. -- 0.2%
  Gentex Corp. ....................          5,660           98,993
                                                        -----------
ENGINEERING/R&D SERVICES -- 0.3%
  EMCOR Group, Inc.+...............          2,200          126,324
                                                        -----------
ENGINES-INTERNAL COMBUSTION -- 0.9%
  Briggs & Stratton Corp. .........         11,500          340,860
                                                        -----------
ENVIRONMENTAL MONITORING &
  DETECTION -- 1.5%
  Mine Safety Appliances Co. ......         15,000          575,250
                                                        -----------
FINANCIAL GUARANTEE
  INSURANCE -- 0.2%
  PMI Group, Inc. .................          1,500           71,730
                                                        -----------
FOOTWEAR & RELATED APPAREL -- 0.8%
  Timberland Co., Class A+.........         11,000          331,870
                                                        -----------
GAS-DISTRIBUTION -- 1.6%
  Atmos Energy Corp. ..............          6,500          203,060
  Energen Corp. ...................          9,000          416,520
                                                        -----------
                                                            619,580
                                                        -----------
HOME FURNISHINGS -- 4.5%
  American Woodmark Corp. .........         10,000          449,600
  Bassett Furniture Industries,
    Inc. ..........................         11,000          174,240
  Ethan Allen Interiors, Inc. .....          9,000          339,030
  Hooker Furniture Corp. ..........         23,500          367,305
  La-Z-Boy, Inc. ..................         33,500          431,480
                                                        -----------
                                                          1,761,655
                                                        -----------
IDENTIFICATION SYSTEMS -- 1.2%
  Brady Corp., Class A.............         12,500          468,125
                                                        -----------
INDUSTRIAL AUTOMATED/ROBOTIC --0.7%
  Nordson Corp. ...................          5,000          258,600
                                                        -----------
INDUSTRIAL GASES -- 1.0%
  Airgas, Inc. ....................          9,000          374,580
                                                        -----------
INSTRUMENTS-CONTROLS -- 2.0%
  Mettler Toledo International,
    Inc.+..........................          5,000          414,000
  Watts Water Technologies, Inc.,
    Class A........................          8,000          351,760
                                                        -----------
                                                            765,760
                                                        -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE BROKERS -- 0.9%
  Arthur J. Gallagher & Co. .......         11,500      $   329,705
  Erie Indemnity Co. ..............            200           11,054
                                                        -----------
                                                            340,759
                                                        -----------
INSURANCE-LIFE/HEALTH -- 0.9%
  Protective Life Corp. ...........          3,000          146,790
  StanCorp Financial Group,
    Inc. ..........................          4,500          215,325
                                                        -----------
                                                            362,115
                                                        -----------
INSURANCE-MULTI-LINE -- 0.6%
  American National Insurance
    Co. ...........................          2,000          244,880
                                                        -----------
INSURANCE-PROPERTY/CASUALTY -- 0.7%
  RLI Corp. .......................          5,000          276,700
                                                        -----------
INSURANCE-REINSURANCE -- 4.3%
  Aspen Insurance Holdings,
    Ltd. ..........................         21,000          538,020
  IPC Holdings, Ltd. ..............         17,500          515,375
  Montpelier Re Holdings, Ltd. ....         35,000          610,050
                                                        -----------
                                                          1,663,445
                                                        -----------
INTERNET INFRASTRUCTURE
  EQUIPMENT -- 1.6%
  Avocent Corp.+...................         18,000          621,720
                                                        -----------
INTIMATE APPAREL -- 1.3%
  The Warnaco Group, Inc.+.........         18,500          523,365
                                                        -----------
LEISURE PRODUCTS -- 0.5%
  Brunswick Corp. .................          5,500          187,605
                                                        -----------
MACHINE TOOLS & RELATED
  PRODUCTS -- 1.0%
  Kennametal, Inc. ................          6,500          401,700
                                                        -----------
MACHINERY-CONSTRUCTION &
  MINING -- 0.2%
  Astec Industries, Inc.+..........          1,731           62,333
                                                        -----------
MACHINERY-ELECTRICAL -- 0.0%
  Baldor Electric Co. .............            100            3,532
                                                        -----------
MACHINERY-FARMING -- 0.4%
  CNH Global NV....................          4,500          152,595
                                                        -----------
MACHINERY-PUMPS -- 1.4%
  Graco, Inc. .....................         13,000          530,010
                                                        -----------
MEDICAL PRODUCTS -- 0.9%
  West Pharmaceutical Services,
    Inc. ..........................          7,500          363,975
                                                        -----------
MEDICAL STERILIZATION
  PRODUCTS -- 0.8%
  STERIS Corp. ....................         12,500          323,000
                                                        -----------
METAL PROCESSORS &
  FABRICATION -- 2.4%
  CIRCOR International, Inc. ......          8,000          288,720
  Mueller Industries, Inc. ........         17,000          553,690
  Timken Co. ......................          3,000           85,830
                                                        -----------
                                                            928,240
                                                        -----------
METAL-IRON -- 1.5%
  Gibraltar Industries, Inc. ......         23,500          576,455
                                                        -----------
MISCELLANEOUS MANUFACTURING -- 0.8%
  AptarGroup, Inc. ................          5,000          305,050
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
OIL & GAS DRILLING -- 1.1%
  Atwood Oceanics, Inc.+...........          4,000      $   193,480
  Rowan Cos., Inc. ................          7,500          246,675
                                                        -----------
                                                            440,155
                                                        -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 0.4%
  Unit Corp.+......................          3,500          169,680
                                                        -----------
OIL FIELD MACHINERY &
  EQUIPMENT -- 1.0%
  Lone Star Technologies, Inc.+....          8,000          386,800
                                                        -----------
OIL-FIELD SERVICES -- 2.7%
  Global Industries, Ltd.+.........         11,000          148,170
  Helix Energy Solutions Group,
    Inc.+..........................         12,500          402,125
  Oil States International,
    Inc.+..........................         11,900          342,958
  Tidewater, Inc. .................          3,000          154,710
                                                        -----------
                                                          1,047,963
                                                        -----------
PAPER & RELATED PRODUCTS -- 2.5%
  Bowater, Inc. ...................         18,000          492,660
  Glatfelter.......................         17,000          275,230
  Mercer International, Inc.+......         16,500          199,815
                                                        -----------
                                                            967,705
                                                        -----------
POWER CONVERTER/SUPPLY
  EQUIPMENT -- 0.4%
  Powell Industries, Inc.+.........          5,000          160,600
                                                        -----------
REAL ESTATE INVESTMENT
  TRUSTS -- 0.7%
  Arbor Realty Trust, Inc. ........          8,500          271,235
                                                        -----------
RENTAL AUTO/EQUIPMENT -- 0.5%
  Dollar Thrifty Automotive Group,
    Inc.+..........................          4,500          212,085
                                                        -----------
RESEARCH & DEVELOPMENT -- 0.1%
  Pharmaceutical Product
    Development, Inc. .............          1,500           51,750
                                                        -----------
RETAIL-APPAREL/SHOE -- 3.9%
  Brown Shoe Co., Inc. ............         12,000          652,200
  Christopher & Banks Corp. .......         18,000          320,040
  Hot Topic, Inc.+.................         22,000          229,020
  Men's Wearhouse, Inc. ...........          7,000          300,580
                                                        -----------
                                                          1,501,840
                                                        -----------
RETAIL-CONVENIENCE STORE -- 1.3%
  Casey's General Stores, Inc. ....         20,000          510,400
                                                        -----------
RETAIL-DISCOUNT -- 1.2%
  Tuesday Morning Corp. ...........         27,000          449,820
                                                        -----------
RETAIL-HAIR SALONS -- 1.9%
  Regis Corp. .....................         17,500          731,325
                                                        -----------
RETAIL-HOME FURNISHINGS -- 0.2%
  Pier 1 Imports, Inc. ............         12,000           81,240
                                                        -----------
RETAIL-JEWELRY -- 0.2%
  Zale Corp.+......................          2,500           68,800
                                                        -----------
RETAIL-LEISURE PRODUCTS -- 1.1%
  West Marine, Inc.+...............         25,000          435,500
                                                        -----------
RETAIL-REGIONAL DEPARTMENT
  STORES -- 0.1%
  Dillard's, Inc., Class A.........          1,100           37,774
                                                        -----------

---------------------
    136

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
       SECURITY DESCRIPTION               SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL-RESTAURANTS -- 0.3%
  Bob Evans Farms, Inc. ...........          3,000      $   101,910
                                                        -----------
SEMICONDUCTOR EQUIPMENT -- 1.1%
  Cohu, Inc. ......................         21,500          430,000
                                                        -----------
STEEL-PRODUCERS -- 4.8%
  Gerdau Ameristeel Corp. .........         35,000          352,100
  Reliance Steel & Aluminum Co. ...         12,500          520,500
  Steel Dynamics, Inc. ............         23,500          921,435
  United States Steel Corp. .......          1,000           83,490
                                                        -----------
                                                          1,877,525
                                                        -----------
TRANSPORT-MARINE -- 2.6%
  OMI Corp. .......................         10,000          220,600
  Overseas Shipholding Group,
    Inc. ..........................          6,500          403,845
  Teekay Shipping Corp. ...........          7,499          376,525
                                                        -----------
                                                          1,000,970
                                                        -----------
TRANSPORT-RAIL -- 1.6%
  Genesee & Wyoming, Inc., Class
    A+.............................         16,641          469,110
  Kansas City Southern Industries,
    Inc.+..........................          5,000          150,300
                                                        -----------
                                                            619,410
                                                        -----------

-------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL          VALUE
       SECURITY DESCRIPTION               AMOUNT         (NOTE 3)
TRANSPORT-SERVICES -- 0.7%
  Bristow Group, Inc. .............          7,400      $   276,390
                                                        -----------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $29,799,975)...............                      35,317,492
                                                        -----------
SHORT-TERM INVESTMENT SECURITIES
U.S. GOVERNMENT AGENCIES -- 9.6%
  Federal Home Loan Bank
    Discount Notes
    5.00% due 02/01/07
    (cost $3,762,000)..............     $3,762,000        3,762,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $33,561,975)(1)............          100.4%     $39,079,492
Liabilities in excess of other
  assets...........................           (0.4)        (171,788)
                                        ----------      -----------
NET ASSETS.........................          100.0%     $38,907,704
                                        ==========      ===========

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MID-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-HMO...............................................    4.3%
Apparel Manufacturers.....................................    4.0
Semiconductor Equipment...................................    3.4
Telecom Services..........................................    3.3
Cosmetics & Toiletries....................................    2.9
E-Commerce/Services.......................................    2.7
Pipelines.................................................    2.7
Medical-Drugs.............................................    2.6
Retail-Restaurants........................................    2.6
Casino Services...........................................    2.4
Oil Companies-Integrated..................................    2.4
Retail-Apparel/Shoe.......................................    2.3
Industrial Automated/Robotic..............................    2.2
Internet Security.........................................    2.2
Computer Services.........................................    2.1
Food-Retail...............................................    2.1
Diagnostic Equipment......................................    2.0
Engines-Internal Combustion...............................    2.0
Airlines..................................................    1.9
Instruments-Scientific....................................    1.9
Building-Residential/Commercial...........................    1.8
Computers-Memory Devices..................................    1.8
Finance-Consumer Loans....................................    1.8
Racetracks................................................    1.8
Schools...................................................    1.8
Medical-Biomedical/Gene...................................    1.7
Computers-Periphery Equipment.............................    1.6
Insurance-Life/Health.....................................    1.6
Finance-Other Services....................................    1.5
Independent Power Producers...............................    1.5
Metal Processors & Fabrication............................    1.5
Coatings/Paint............................................    1.4
Consulting Services.......................................    1.4
Internet Application Software.............................    1.4
Electric-Integrated.......................................    1.3
Diversified Manufactured Operations.......................    1.2
Industrial Gases..........................................    1.2
Insurance-Multi-line......................................    1.2
Oil Field Machinery & Equipment...........................    1.2
Distribution/Wholesale....................................    1.1
Optical Supplies..........................................    1.1%
Retail-Automobile.........................................    1.1
Wireless Equipment........................................    1.1
Medical Products..........................................    1.0
Dental Supplies & Equipment...............................    0.9
Internet Infrastructure Software..........................    0.9
Building & Construction Products-Misc.....................    0.8
E-Commerce/Products.......................................    0.8
Oil & Gas Drilling........................................    0.8
Beverages-Non-alcoholic...................................    0.7
Computers-Voice Recognition...............................    0.7
Investment Management/Advisor Services....................    0.7
Rubber-Tires..............................................    0.7
Chemicals-Diversified.....................................    0.6
Finance-Mortgage Loan/Banker..............................    0.6
Commercial Paper..........................................    0.5
Banks-Fiduciary...........................................    0.4
Cable TV..................................................    0.4
Financial Guarantee Insurance.............................    0.4
Oil-Field Services........................................    0.4
Retail-Office Supplies....................................    0.4
Electronic Design Automation..............................    0.3
Finance-Commercial........................................    0.3
Finance-Investment Banker/Broker..........................    0.3
Health Care Cost Containment..............................    0.3
Steel-Producers...........................................    0.3
Veterinary Diagnostics....................................    0.3
Applications Software.....................................    0.2
Electronic Components-Semiconductors......................    0.2
Metal-Iron................................................    0.2
Private Corrections.......................................    0.2
Therapeutics..............................................    0.2
Transactional Software....................................    0.2
Data Processing/Management................................    0.1
Music.....................................................    0.1
Toys......................................................    0.1
                                                            -----
                                                            100.1%
                                                            =====

------------

* Calculated as a percentage of net assets

---------------------
    138

SUNAMERICA SERIES TRUST MFS MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 99.6%
AIRLINES -- 1.9%
  AMR Corp.+............................      63,820    $  2,364,531
  Continental Airlines, Inc., Class
    B+..................................      18,610         772,129
  UAL Corp.+............................      33,540       1,448,928
                                                        ------------
                                                           4,585,588
                                                        ------------
APPAREL MANUFACTURERS -- 4.0%
  Coach, Inc.+..........................      95,580       4,383,299
  Phillips-Van Heusen Corp. ............     100,350       5,534,302
                                                        ------------
                                                           9,917,601
                                                        ------------
APPLICATIONS SOFTWARE -- 0.2%
  Nuance Communications, Inc.+..........      46,650         537,408
                                                        ------------
BANKS-FIDUCIARY -- 0.4%
  Investors Financial Services Corp. ...      22,270       1,041,568
                                                        ------------
BEVERAGES-NON-ALCOHOLIC -- 0.7%
  Pepsi Bottling Group, Inc. ...........      52,130       1,648,872
                                                        ------------
BUILDING & CONSTRUCTION PRODUCTS-
  MISC. -- 0.8%
  Masco Corp. ..........................      59,150       1,892,209
                                                        ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 1.8%
  NVR, Inc.+............................       6,430       4,452,904
                                                        ------------
CABLE TV -- 0.4%
  EchoStar Communications Corp., Class
    A+..................................      26,480       1,068,203
                                                        ------------
CASINO SERVICES -- 2.4%
  International Game Technology.........     133,960       5,821,902
  Shuffle Master, Inc.+.................       2,830          75,306
                                                        ------------
                                                           5,897,208
                                                        ------------
CHEMICALS-DIVERSIFIED -- 0.6%
  Celanese Corp., Class A...............      52,200       1,370,250
                                                        ------------
COATINGS/PAINT -- 1.4%
  The Sherwin-Williams Co. .............      49,810       3,441,871
                                                        ------------
COMPUTER SERVICES -- 2.1%
  Cognizant Technology Solutions Corp.,
    Class A+............................      61,550       5,249,599
                                                        ------------
COMPUTERS-MEMORY DEVICES -- 1.8%
  Network Appliance, Inc.+..............      45,330       1,704,408
  SanDisk Corp.+........................      70,160       2,820,432
                                                        ------------
                                                           4,524,840
                                                        ------------
COMPUTERS-PERIPHERY EQUIPMENT -- 1.6%
  Lexmark International, Inc., Class
    A+..................................      60,830       3,834,115
                                                        ------------
COMPUTERS-VOICE RECOGNITION -- 0.7%
  Talx Corp. ...........................      57,570       1,834,180
                                                        ------------
CONSULTING SERVICES -- 1.4%
  Corporate Executive Board Co. ........      38,000       3,447,740
                                                        ------------
COSMETICS & TOILETRIES -- 2.9%
  Avon Products, Inc. ..................      72,970       2,509,438
  The Estee Lauder Cos., Inc., Class
    A...................................      95,840       4,552,400
                                                        ------------
                                                           7,061,838
                                                        ------------
DATA PROCESSING/MANAGEMENT -- 0.1%
  Fidelity National Information
    Services, Inc. .....................       3,460         147,119
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
DENTAL SUPPLIES & EQUIPMENT -- 0.9%
  DENTSPLY International, Inc. .........      73,320    $  2,261,189
                                                        ------------
DIAGNOSTIC EQUIPMENT -- 2.0%
  Cytyc Corp.+..........................     121,890       3,525,059
  Immucor, Inc.+........................      44,270       1,396,276
                                                        ------------
                                                           4,921,335
                                                        ------------
DISTRIBUTION/WHOLESALE -- 1.1%
  W. W. Grainger, Inc. .................      33,330       2,588,075
                                                        ------------
DIVERSIFIED MANUFACTURED
  OPERATIONS -- 1.2%
  Eaton Corp. ..........................      17,040       1,335,084
  Parker Hannifin Corp. ................       9,840         814,358
  The Brink's Co. ......................      13,870         862,021
                                                        ------------
                                                           3,011,463
                                                        ------------
E-COMMERCE/PRODUCTS -- 0.8%
  NutriSystem, Inc.+....................      43,320       1,908,246
                                                        ------------
E-COMMERCE/SERVICES -- 2.7%
  Emdeon Corp.+.........................     184,350       2,628,831
  Monster Worldwide, Inc.+..............      79,930       3,949,341
                                                        ------------
                                                           6,578,172
                                                        ------------
ELECTRIC-INTEGRATED -- 1.3%
  Constellation Energy Group, Inc. .....      43,150       3,130,532
                                                        ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.2%
  MEMC Electronic Materials, Inc.+......       7,250         379,900
                                                        ------------
ELECTRONIC DESIGN AUTOMATION -- 0.3%
  Synopsys, Inc.+.......................      26,660         709,156
                                                        ------------
ENGINES-INTERNAL COMBUSTION -- 2.0%
  Cummins, Inc. ........................      35,960       4,838,778
                                                        ------------
FINANCE-COMMERCIAL -- 0.3%
  CapitalSource, Inc. ..................      23,050         640,560
                                                        ------------
FINANCE-CONSUMER LOANS -- 1.8%
  The First Marblehead Corp. ...........      82,070       4,464,608
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
  Investment Technology Group, Inc.+....      15,460         674,056
                                                        ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
  IndyMac Bancorp, Inc. ................      38,970       1,515,543
                                                        ------------
FINANCE-OTHER SERVICES -- 1.5%
  Chicago Merchantile Exchange Holdings,
    Inc., Class A.......................       6,440       3,627,652
                                                        ------------
FINANCIAL GUARANTEE INSURANCE -- 0.4%
  MGIC Investment Corp. ................      14,440         891,237
                                                        ------------
FOOD-RETAIL -- 2.1%
  The Kroger Co. .......................     199,160       5,098,496
                                                        ------------
HEALTH CARE COST CONTAINMENT -- 0.3%
  McKesson Corp. .......................      14,370         801,128
                                                        ------------
INDEPENDENT POWER PRODUCERS -- 1.5%
  Mirant Corp.+.........................      95,110       3,250,860
  NRG Energy, Inc.+.....................       7,600         455,468
                                                        ------------
                                                           3,706,328
                                                        ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 2.2%
  Rockwell Automation, Inc. ............      87,330       5,345,469
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INDUSTRIAL GASES -- 1.2%
  Praxair, Inc. ........................      47,880    $  3,019,313
                                                        ------------
INSTRUMENTS-SCIENTIFIC -- 1.9%
  Waters Corp.+.........................      82,950       4,702,435
                                                        ------------
INSURANCE-LIFE/HEALTH -- 1.6%
  Genworth Financial, Inc., Class A.....     113,070       3,946,143
                                                        ------------
INSURANCE-MULTI-LINE -- 1.2%
  ACE, Ltd. ............................      44,990       2,599,522
  XL Capital, Ltd., Class A.............       6,650         458,850
                                                        ------------
                                                           3,058,372
                                                        ------------
INTERNET APPLICATION SOFTWARE -- 1.4%
  RealNetworks, Inc.+...................     317,170       3,384,204
                                                        ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
  TIBCO Software, Inc.+.................     238,110       2,209,661
                                                        ------------
INTERNET SECURITY -- 2.2%
  CheckFree Corp.+......................      48,100       1,992,783
  McAfee, Inc.+.........................     113,790       3,329,495
                                                        ------------
                                                           5,322,278
                                                        ------------
INVESTMENT MANAGEMENT/ADVISOR
  SERVICES -- 0.7%
  Affiliated Managers Group, Inc.+......       3,790         422,206
  Legg Mason, Inc. .....................      11,760       1,233,036
                                                        ------------
                                                           1,655,242
                                                        ------------
MEDICAL PRODUCTS -- 1.0%
  Mentor Corp. .........................      16,660         849,493
  The Cooper Cos., Inc. ................      34,190       1,630,863
                                                        ------------
                                                           2,480,356
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 1.7%
  Genzyme Corp.+........................      25,110       1,650,480
  Millipore Corp.+......................      38,300       2,622,784
                                                        ------------
                                                           4,273,264
                                                        ------------
MEDICAL-DRUGS -- 2.6%
  Allergan, Inc. .......................      11,360       1,325,826
  Endo Pharmaceuticals Holdings,
    Inc.+...............................     141,640       4,351,181
  Medicis Pharmaceutical Corp., Class
    A...................................      17,880         678,188
                                                        ------------
                                                           6,355,195
                                                        ------------
MEDICAL-HMO -- 4.3%
  AMERIGROUP Corp.+.....................      98,030       3,554,568
  Humana, Inc.+.........................      85,690       4,755,795
  WellCare Health Plans, Inc.+..........      28,980       2,245,370
                                                        ------------
                                                          10,555,733
                                                        ------------
METAL PROCESSORS & FABRICATION -- 1.5%
  Precision Castparts Corp. ............      29,820       2,650,700
  Timken Co. ...........................      40,220       1,150,694
                                                        ------------
                                                           3,801,394
                                                        ------------
METAL-IRON -- 0.2%
  Cleveland-Cliffs, Inc. ...............       9,490         518,723
                                                        ------------
MUSIC -- 0.1%
  Warner Music Group Corp. .............      11,290         242,058
                                                        ------------
OIL & GAS DRILLING -- 0.8%
  GlobalSantaFe Corp. ..................      32,650       1,894,027
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
OIL COMPANIES-INTEGRATED -- 2.4%
  Hess Corp. ...........................     108,590    $  5,862,774
                                                        ------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
  Cameron International Corp.+..........      58,450       3,068,625
                                                        ------------
OIL-FIELD SERVICES -- 0.4%
  Smith International, Inc. ............      26,750       1,061,440
                                                        ------------
OPTICAL SUPPLIES -- 1.1%
  Advanced Medical Optics, Inc.+........      75,850       2,787,487
                                                        ------------
PIPELINES -- 2.7%
  Williams Cos., Inc. ..................     242,090       6,534,009
                                                        ------------
PRIVATE CORRECTIONS -- 0.2%
  Corrections Corp. of America+.........      10,040         489,149
                                                        ------------
RACETRACK -- 1.8%
  Penn National Gaming, Inc.+...........     100,800       4,417,056
                                                        ------------
RETAIL-APPAREL/SHOE -- 2.3%
  Aeropostale, Inc.+....................     131,750       4,735,095
  Limited Brands, Inc. .................      29,240         816,966
                                                        ------------
                                                           5,552,061
                                                        ------------
RETAIL-AUTOMOBILE -- 1.1%
  Group 1 Automotive, Inc. .............      49,850       2,642,050
                                                        ------------
RETAIL-OFFICE SUPPLIES -- 0.4%
  OfficeMax, Inc. ......................      20,250         977,873
                                                        ------------
RETAIL-RESTAURANTS -- 2.6%
  Brinker International, Inc. ..........       7,830         247,037
  Jack in the Box, Inc.+................      11,660         720,471
  Yum! Brands, Inc. ....................      91,580       5,495,716
                                                        ------------
                                                           6,463,224
                                                        ------------
RUBBER-TIRES -- 0.7%
  The Goodyear Tire & Rubber Co.+.......      66,760       1,648,304
                                                        ------------
SCHOOL -- 1.8%
  ITT Educational Services, Inc.+.......      57,470       4,459,672
                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 3.4%
  KLA-Tencor Corp. .....................      33,380       1,643,297
  Novellus Systems, Inc.+...............     113,500       3,499,205
  Tessera Technologies, Inc.+...........      23,350         892,904
  Varian Semiconductor Equipment
    Associates, Inc.+...................      54,910       2,259,547
                                                        ------------
                                                           8,294,953
                                                        ------------
STEEL-PRODUCER -- 0.3%
  AK Steel Holding Corp.+...............      35,020         736,821
                                                        ------------
TELECOM SERVICES -- 3.3%
  Amdocs, Ltd.+.........................     122,010       4,231,307
  Embarq Corp. .........................      69,150       3,838,516
                                                        ------------
                                                           8,069,823
                                                        ------------
THERAPEUTICS -- 0.2%
  Warner Chilcott, Ltd., Class A+.......      31,730         471,191
                                                        ------------
TOYS -- 0.1%
  Marvel Entertainment, Inc.+...........      12,710         354,863
                                                        ------------
TRANSACTIONAL SOFTWARE -- 0.2%
  Transaction Systems Architects,
    Inc.+...............................      13,200         477,180
                                                        ------------

---------------------
    140

SUNAMERICA SERIES TRUST MFS MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                           SHARES/
                                          PRINCIPAL        VALUE
          SECURITY DESCRIPTION              AMOUNT        (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
VETERINARY DIAGNOSTICS -- 0.3%
  VCA Antech, Inc.+.....................      23,520    $    790,742
                                                        ------------
WIRELESS EQUIPMENT -- 1.1%
  American Tower Corp., Class A+........      41,286       1,644,421
  Interdigital Communications Corp.+....      27,990         970,973
                                                        ------------
                                                           2,615,394
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $212,990,389)...................                 244,238,125
                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.5%
COMMERCIAL PAPER -- 0.5%
  Cargill, Inc. 5.26% due 02/01/07
    (cost $1,325,000)...................  $1,325,000       1,325,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $214,315,389)(1)................       100.1%    245,563,125
Liabilities in excess of other assets...        (0.1)       (286,545)
                                          ----------    ------------
NET ASSETS..............................       100.0%   $245,276,580
                                          ==========    ============

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil-Field Services........................................    5.7%
Telecom Services..........................................    5.7
Data Processing/Management................................    4.2
Electronic Components-Semiconductors......................    4.1
Repurchase Agreements.....................................    3.7
Retail-Apparel/Shoe.......................................    3.7
Banks-Commercial..........................................    3.4
Finance-Investment Banker/Broker..........................    3.2
Pharmacy Services.........................................    3.2
Semiconductors Components-Intergrated Circuits............    3.2
Food-Confectionery........................................    3.0
Medical-HMO...............................................    3.0
Casino Services...........................................    2.9
Insurance-Multi-line......................................    2.8
Oil Companies-Exploration & Production....................    2.6
Semiconductor Equipment...................................    2.5
Medical-Biomedical/Gene...................................    2.4
Finance-Consumer Loans....................................    2.3
Advanced Materials........................................    2.0
Aerospace/Defense.........................................    1.8
Industrial Automated/Robotic..............................    1.8
Commercial Services.......................................    1.7
Drug Delivery Systems.....................................    1.7
Medical-Generic Drugs.....................................    1.7
Internet Connectivity Services............................    1.6
Retail-Petroleum Products.................................    1.6
Beverages-Wine/Spirits....................................    1.5
Electric Products-Misc. ..................................    1.5
Insurance-Property/Casualty...............................    1.5
Networking Products.......................................    1.5
Aerospace/Defense-Equipment...............................    1.3
Coal......................................................    1.3
Electronic Connectors.....................................    1.3
Internet Security.........................................    1.3
Oil Refining & Marketing..................................    1.3
Printing-Commercial.......................................    1.2
Research & Development....................................    1.2
Retail-Catalog Shopping...................................    1.2
Telecommunication Equipment...............................    1.2
Computer Aided Design.....................................    1.1
E-Commerce/Products.......................................    1.0
Medical-Drugs.............................................    1.0
Water.....................................................    1.0
Distribution/Wholesale....................................    0.8
Electronic Measurement Instruments........................    0.8
Retail-Restaurants........................................    0.8
Transport-Truck...........................................    0.8
Electronics-Military......................................    0.7
Publishing-Newspapers.....................................    0.7
Telecom Equipment-Fiber Optics............................    0.7
Telephone-Integrated......................................    0.7
Enterprise Software/Service...............................    0.5
                                                            -----
                                                            103.4%
                                                            =====

------------

* Calculated as a percentage of net assets.

---------------------
    142

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 99.7%
ADVANCED MATERIALS -- 2.0%
  Ceradyne, Inc.+.....................      67,200      $  3,634,176
                                                        ------------
AEROSPACE/DEFENSE -- 1.8%
  Spirit Aerosystems Holdings,
    Inc.+.............................     106,600         3,265,158
                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.3%
  Goodrich Corp. .....................      46,900         2,299,038
                                                        ------------
BANKS-COMMERCIAL -- 3.4%
  East West Bancorp, Inc. ............      63,200         2,426,880
  Greater Bay Bancorp.................      51,800         1,447,292
  SVB Financial Group+................      50,200         2,341,830
                                                        ------------
                                                           6,216,002
                                                        ------------
BEVERAGES-WINE/SPIRITS -- 1.5%
  Constellation Brands, Inc., Class
    A+................................     108,800         2,691,712
                                                        ------------
CASINO SERVICES -- 2.9%
  Scientific Games Corp., Class A+....      98,000         3,041,920
  Shuffle Master, Inc.+...............      83,200         2,213,952
                                                        ------------
                                                           5,255,872
                                                        ------------
COAL -- 1.3%
  Arch Coal, Inc. ....................      78,900         2,344,908
                                                        ------------
COMMERCIAL SERVICES -- 1.7%
  AerCap Holdings NV+.................      83,900         2,227,545
  Alliance Data Systems Corp.+........      13,500           917,055
                                                        ------------
                                                           3,144,600
                                                        ------------
COMPUTER AIDED DESIGN -- 1.1%
  Ansys, Inc.+........................      40,600         2,025,534
                                                        ------------
DATA PROCESSING/MANAGEMENT -- 4.2%
  Fidelity National Information
    Services, Inc. ...................      84,500         3,592,940
  Paychex, Inc. ......................      99,500         3,980,995
                                                        ------------
                                                           7,573,935
                                                        ------------
DISTRIBUTION/WHOLESALE -- 0.8%
  WESCO International, Inc.+..........      22,800         1,384,416
                                                        ------------
DRUG DELIVERY SYSTEMS -- 1.7%
  Hospira, Inc.+......................      84,100         3,093,198
                                                        ------------
E-COMMERCE/PRODUCTS -- 1.0%
  NutriSystem, Inc.+..................      40,200         1,770,810
                                                        ------------
ELECTRIC PRODUCTS-MISC. -- 1.5%
  Molex, Inc. ........................      90,600         2,662,734
                                                        ------------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 4.1%
  Intersil Corp., Class A.............      73,900         1,741,084
  Microsemi Corp.+....................     176,100         3,205,020
  QLogic Corp.+.......................      38,600           706,380
  Xilinx, Inc. .......................      74,000         1,798,200
                                                        ------------
                                                           7,450,684
                                                        ------------
ELECTRONIC CONNECTORS -- 1.3%
  Thomas & Betts Corp.+...............      48,700         2,332,243
                                                        ------------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 0.8%
  Agilent Technologies, Inc.+.........      44,800         1,433,600
                                                        ------------
ELECTRONICS-MILITARY -- 0.7%
  L-3 Communications Holdings,
    Inc. .............................      16,200         1,333,908
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
ENTERPRISE SOFTWARE/SERVICE -- 0.5%
  Lawson Software, Inc.+..............     129,100      $    969,541
                                                        ------------
FINANCE-CONSUMER LOANS -- 2.3%
  SLM Corp. ..........................      91,900         4,223,724
                                                        ------------
FINANCE-INVESTMENT BANKER/
  BROKER -- 3.2%
  optionsXpress Holdings, Inc. .......     124,100         2,947,375
  TD Ameritrade Holding Corp.+........     164,600         2,911,774
                                                        ------------
                                                           5,859,149
                                                        ------------
FOOD-CONFECTIONERY -- 3.0%
  Hershey Co. ........................      81,200         4,144,448
  WM Wrigley Jr. Co. .................      25,625         1,320,200
                                                        ------------
                                                           5,464,648
                                                        ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 1.8%
  Rockwell Automation, Inc. ..........      53,600         3,280,856
                                                        ------------
INSURANCE-MULTI-LINE -- 2.8%
  HCC Insurance Holdings, Inc. .......     163,400         5,102,982
                                                        ------------
INSURANCE-PROPERTY/CASUALTY -- 1.5%
  OneBeacon Insurance Group, Ltd.+....     102,900         2,664,081
                                                        ------------
INTERNET CONNECTIVITY SERVICES -- 1.6%
  NDS Group PLC ADR+..................      60,100         2,846,336
                                                        ------------
INTERNET SECURITY -- 1.3%
  CheckFree Corp.+....................      55,300         2,291,079
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 2.4%
  Invitrogen Corp.+...................      21,900         1,340,937
  Millipore Corp.+....................      19,500         1,335,360
  Nektar Therapeutics+................     137,800         1,750,060
                                                        ------------
                                                           4,426,357
                                                        ------------
MEDICAL-DRUGS -- 1.0%
  Adams Respiratory Therapeutics,
    Inc.+.............................      41,100         1,843,335
                                                        ------------
MEDICAL-GENERIC DRUGS -- 1.7%
  Barr Pharmaceuticals, Inc.+.........      57,400         3,072,048
                                                        ------------
MEDICAL-HMO -- 3.0%
  Coventry Health Care, Inc.+.........     107,100         5,521,005
                                                        ------------
NETWORKING PRODUCTS -- 1.5%
  Anixter International, Inc.+........      49,200         2,719,284
                                                        ------------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 2.6%
  Chesapeake Energy Corp. ............      81,000         2,398,410
  Forest Oil Corp.+...................      74,600         2,381,232
                                                        ------------
                                                           4,779,642
                                                        ------------
OIL REFINING & MARKETING -- 1.3%
  Sunoco, Inc. .......................      38,300         2,417,879
                                                        ------------
OIL-FIELD SERVICES -- 5.7%
  BJ Services Co. ....................     118,000         3,263,880
  Hornbeck Offshore Services, Inc.+...     102,000         2,807,040
  TETRA Technologies, Inc.+...........      78,000         1,806,480
  Weatherford International, Ltd.+....      59,500         2,402,610
                                                        ------------
                                                          10,280,010
                                                        ------------
PHARMACY SERVICES -- 3.2%
  Express Scripts, Inc.+..............      26,500         1,842,280
  Medco Health Solutions, Inc.+.......      46,100         2,729,581
  Omnicare, Inc. .....................      33,500         1,346,365
                                                        ------------
                                                           5,918,226
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES          (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PRINTING-COMMERCIAL -- 1.2%
  R.R. Donnelley & Sons Co. ..........      60,800      $  2,255,680
                                                        ------------
PUBLISHING-NEWSPAPERS -- 0.7%
  Dow Jones & Co., Inc. ..............      33,800         1,274,598
                                                        ------------
RESEARCH & DEVELOPMENT -- 1.2%
  Pharmaceutical Product Development,
    Inc. .............................      64,800         2,235,600
                                                        ------------
RETAIL-APPAREL/SHOE -- 3.7%
  AnnTaylor Stores Corp.+.............      62,013         2,139,449
  Children's Place Retail Stores,
    Inc.+.............................      47,000         2,547,870
  Tween Brands, Inc.+.................      57,700         1,972,763
                                                        ------------
                                                           6,660,082
                                                        ------------
RETAIL-CATALOG SHOPPING -- 1.2%
  Coldwater Creek, Inc.+..............     113,900         2,124,235
                                                        ------------
RETAIL-PETROLEUM PRODUCTS -- 1.6%
  World Fuel Services Corp. ..........      63,000         2,888,550
                                                        ------------
RETAIL-RESTAURANTS -- 0.8%
  Panera Bread Co., Class A+..........      25,200         1,485,792
                                                        ------------
SEMICONDUCTOR EQUIPMENT -- 2.5%
  Lam Research Corp.+.................      59,000         2,702,790
  Novellus Systems, Inc.+.............      59,600         1,837,468
                                                        ------------
                                                           4,540,258
                                                        ------------
SEMICONDUCTORS COMPONENTS-INTERGRATED
  CIRCUITS -- 3.2%
  Integrated Device Technology,
    Inc.+.............................     209,500         3,169,735
  Linear Technology Corp. ............      83,500         2,584,325
                                                        ------------
                                                           5,754,060
                                                        ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.7%
  Corning, Inc.+......................      65,200         1,358,768
                                                        ------------

--------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT          (NOTE 3)
TELECOM SERVICES -- 5.7%
  BCE, Inc. ..........................     125,900      $  3,306,134
  NeuStar Inc., Class A+..............      81,200         2,508,268
  TELUS Corp. (Non-Voting)............      97,700         4,513,740
                                                        ------------
                                                          10,328,142
                                                        ------------
TELECOMMUNICATION EQUIPMENT -- 1.2%
  Harris Corp. .......................      43,800         2,225,916
                                                        ------------
TELEPHONE-INTEGRATED -- 0.7%
  Windstream Corp. ...................      89,800         1,336,224
                                                        ------------
TRANSPORT-TRUCK -- 0.8%
  Forward Air Corp. ..................      44,200         1,386,996
                                                        ------------
WATER -- 1.0%
  Aqua America, Inc. .................      78,600         1,745,706
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $171,974,377).................                   181,193,317
                                                        ------------
REPURCHASE AGREEMENT -- 3.7%
  State Street Bank & Trust Co. Joint
    Repurchase Agreement(1)
    (cost $6,792,000).................  $6,792,000         6,792,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $178,766,377)(2)..............       103.4%      187,985,317
Liabilities in excess of other
  assets..............................        (3.4)       (6,257,863)
                                        ----------      ------------
NET ASSETS............................       100.0%     $181,727,454
                                        ==========      ============

------------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements.
(2)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt
See Notes to Financial Statements

---------------------
    144

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Repurchase Agreements......................................   6.2%
Medical-Drugs..............................................   3.6
Enterprise Software/Service................................   3.3
Medical-Biomedical/Gene....................................   3.0
Footwear & Related Apparel.................................   2.8
Human Resources............................................   2.7
Electronic Measurement Instruments.........................   2.5
Finance-Investment Banker/Broker...........................   2.3
Medical Products...........................................   2.3
Retail-Restaurants.........................................   2.3
Networking Products........................................   2.2
Transactional Software.....................................   2.1
Apparel Manufacturers......................................   2.0
Computer Services..........................................   2.0
Computers-Integrated Systems...............................   2.0
Aerospace/Defense..........................................   1.8
Insurance-Property/Casualty................................   1.7
Telecommunication Equipment................................   1.7
Web Hosting/Design.........................................   1.7
Commercial Services-Finance................................   1.5
Consulting Services........................................   1.5
Internet Infrastructure Software...........................   1.5
Vitamins & Nutrition Products..............................   1.5
Oil Companies-Exploration & Production.....................   1.4
Advanced Materials.........................................   1.3
Computer Aided Design......................................   1.3
Medical Information Systems................................   1.3
Medical Instruments........................................   1.3
Physical Therapy/Rehabilitation Centers....................   1.3
Toys.......................................................   1.3
Entertainment Software.....................................   1.2
Internet Security..........................................   1.2
Retail-Apparel/Shoe........................................   1.2
Dental Supplies & Equipment................................   1.1
Industrial Audio & Video Products..........................   1.1
Finance-Credit Card........................................   1.0
Physicians Practice Management.............................   1.0
Publishing-Books...........................................   1.0
X-Ray Equipment............................................   1.0
Motion Pictures & Services.................................   0.9
Retail-Computer Equipment..................................   0.9
Batteries/Battery Systems..................................   0.8
Commercial Services........................................   0.8%
Containers-Metal/Glass.....................................   0.8
Cosmetics & Toiletries.....................................   0.8
Finance-Consumer Loans.....................................   0.8
Internet Application Software..............................   0.8
Lasers-System/Components...................................   0.8
Machinery-General Industrial...............................   0.8
Medical-HMO................................................   0.8
Retail-Petroleum Products..................................   0.8
Seismic Data Collection....................................   0.8
Therapeutics...............................................   0.8
Web Portals/ISP............................................   0.8
Advertising Services.......................................   0.7
Computer Software..........................................   0.7
Decision Support Software..................................   0.7
Diagnostic Equipment.......................................   0.7
Firearms & Ammunition......................................   0.7
Rental Auto/Equipment......................................   0.7
Retail-Drug Store..........................................   0.7
Semiconductor Equipment....................................   0.7
Semiconductors Components-Integrated Circuits..............   0.7
Energy-Alternate Sources...................................   0.6
Food-Wholesale/Distribution................................   0.6
Oil-Field Services.........................................   0.6
Applications Software......................................   0.5
Building-Maintenance & Services............................   0.5
Chemicals-Diversified......................................   0.5
Chemicals-Specialty........................................   0.5
E-Commerce/Services........................................   0.5
E-Marketing/Info...........................................   0.5
Medical Imaging Systems....................................   0.5
Office Supplies & Forms....................................   0.5
Oil & Gas Drilling.........................................   0.5
Retail-Auto Parts..........................................   0.5
Electric-Integrated........................................   0.4
Electronic Components-Semiconductors.......................   0.4
Communications Software....................................   0.3
                                                             ----
                                                             99.6%
                                                             ====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 93.4%
ADVANCED MATERIALS -- 1.3%
  Ceradyne, Inc.+....................         15,500      $   838,240
                                                          -----------
ADVERTISING SERVICES -- 0.7%
  inVentiv Health, Inc.+.............         13,800          484,242
                                                          -----------
AEROSPACE/DEFENSE -- 1.8%
  Teledyne Technologies, Inc.+.......         14,700          560,805
  United Industrial Corp. ...........         12,500          631,375
                                                          -----------
                                                            1,192,180
                                                          -----------
APPAREL MANUFACTURERS -- 2.0%
  Gymboree Corp.+....................          7,200          311,688
  Maidenform Brands, Inc.+...........         15,700          314,314
  Phillips-Van Heusen Corp. .........         12,400          683,860
                                                          -----------
                                                            1,309,862
                                                          -----------
APPLICATIONS SOFTWARE -- 0.5%
  Actuate Corp.+.....................         29,000          151,670
  Applix, Inc. ......................         15,500          167,555
                                                          -----------
                                                              319,225
                                                          -----------
BATTERIES/BATTERY SYSTEMS -- 0.8%
  Energy Conversion Devices, Inc.+...         14,500          499,525
                                                          -----------
BUILDING-MAINTENANCE &
  SERVICES -- 0.5%
  Healthcare Services Group..........         11,000          318,120
                                                          -----------
CHEMICALS-DIVERSIFIED -- 0.5%
  Pioneer Cos, Inc.+.................         11,300          338,322
                                                          -----------
CHEMICALS-SPECIALTY -- 0.5%
  OM Group, Inc.+....................          6,300          307,818
                                                          -----------
COMMERCIAL SERVICES -- 0.8%
  PeopleSupport, Inc.+...............         22,400          534,240
                                                          -----------
COMMERCIAL SERVICES-FINANCE -- 1.5%
  Deluxe Corp. ......................         17,500          523,600
  Morningstar, Inc.+.................         10,600          485,480
                                                          -----------
                                                            1,009,080
                                                          -----------
COMMUNICATIONS SOFTWARE -- 0.3%
  Captaris, Inc. ....................         21,800          192,058
                                                          -----------
COMPUTER AIDED DESIGN -- 1.3%
  Aspen Technology, Inc.+............         29,500          302,375
  Parametric Technology Corp.+.......         26,500          525,230
                                                          -----------
                                                              827,605
                                                          -----------
COMPUTER SERVICES -- 2.0%
  FactSet Research Systems, Inc. ....         14,600          847,968
  Manhattan Associates, Inc.+........         16,300          457,541
                                                          -----------
                                                            1,305,509
                                                          -----------
COMPUTER SOFTWARE -- 0.7%
  Blackbaud, Inc. ...................         20,500          491,385
                                                          -----------
COMPUTERS-INTEGRATED SYSTEMS -- 2.0%
  Brocade Communications Systems,
    Inc.+............................         55,000          471,900
  MICROS Systems, Inc.+..............         15,500          872,650
                                                          -----------
                                                            1,344,550
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
CONSULTING SERVICES -- 1.5%
  Gartner, Inc., Class A+............         23,000      $   502,780
  Watson Wyatt Worldwide, Inc., Class
    A................................         10,400          460,616
                                                          -----------
                                                              963,396
                                                          -----------
CONTAINERS-METAL/GLASS -- 0.8%
  Greif, Inc., Class A...............          4,500          514,395
                                                          -----------
COSMETICS & TOILETRIES -- 0.8%
  Chattem, Inc.+.....................          9,000          516,960
                                                          -----------
DECISION SUPPORT SOFTWARE -- 0.7%
  Interactive Intelligence, Inc. ....         23,500          470,235
                                                          -----------
DENTAL SUPPLIES & EQUIPMENT -- 1.1%
  Sirona Dental Systems, Inc. .......         17,500          749,350
                                                          -----------
DIAGNOSTIC EQUIPMENT -- 0.7%
  Immucor, Inc.+.....................         14,500          457,330
                                                          -----------
E-COMMERCE/SERVICES -- 0.5%
  Priceline.com, Inc.+...............          7,200          306,864
                                                          -----------
E-MARKETING/INFO -- 0.5%
  Digital River, Inc.+...............          6,000          307,080
                                                          -----------
ELECTRIC-INTEGRATED -- 0.4%
  IDACORP, Inc. .....................          7,700          284,515
                                                          -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 0.4%
  Silicon Image, Inc.+...............         24,000          290,160
                                                          -----------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 2.5%
  FLIR Systems, Inc.+................         21,000          649,110
  Itron, Inc.+.......................         17,600        1,014,464
                                                          -----------
                                                            1,663,574
                                                          -----------
ENERGY-ALTERNATE SOURCES -- 0.6%
  Covanta Holding Corp.+.............         16,000          378,560
                                                          -----------
ENTERPRISE SOFTWARE/SERVICE -- 3.3%
  Advent Software, Inc.+.............          9,000          321,750
  Epicor Software Corp.+.............         22,200          307,470
  Hyperion Solutions Corp.+..........         17,000          717,740
  Sybase, Inc.+......................         31,800          823,302
                                                          -----------
                                                            2,170,262
                                                          -----------
ENTERTAINMENT SOFTWARE -- 1.2%
  THQ, Inc.+.........................         26,100          790,830
                                                          -----------
FINANCE-CONSUMER LOANS -- 0.8%
  World Acceptance Corp.+............         11,500          506,115
                                                          -----------
FINANCE-CREDIT CARD -- 1.0%
  Advanta Corp., Class B.............         13,900          645,099
                                                          -----------
FINANCE-INVESTMENT
  BANKER/BROKER -- 2.3%
  GFI Group, Inc.+...................          7,800          499,044
  Investment Technology Group,
    Inc.+............................         14,500          632,200
  Knight Capital Group, Inc., Class
    A+...............................         22,500          406,575
                                                          -----------
                                                            1,537,819
                                                          -----------
FIREARMS & AMMUNITION -- 0.7%
  Smith & Wesson Holding Corp.+......         41,200          457,320
                                                          -----------
FOOD-WHOLESALE/DISTRIBUTION -- 0.6%
  Spartan Stores, Inc.+..............         15,600          369,096
                                                          -----------

---------------------
    146

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FOOTWEAR & RELATED APPAREL -- 2.8%
  Deckers Outdoor Corp.+.............          5,500      $   320,705
  Skechers USA, Inc., Class A+.......         14,100          499,704
  Stride Rite Corp. .................         29,400          507,444
  Wolverine World Wide, Inc. ........         16,600          510,782
                                                          -----------
                                                            1,838,635
                                                          -----------
HUMAN RESOURCES -- 2.7%
  Administaff, Inc. .................         11,500          470,810
  AMN Healthcare Services, Inc.+.....         31,500          815,220
  Heidrick & Struggles International,
    Inc.+............................         11,200          489,104
                                                          -----------
                                                            1,775,134
                                                          -----------
INDUSTRIAL AUDIO & VIDEO
  PRODUCTS -- 1.1%
  Dolby Laboratories, Inc.+..........         20,800          696,800
                                                          -----------
INSURANCE-PROPERTY/CASUALTY -- 1.7%
  American Physicians Capital,
    Inc.+............................         12,500          483,750
  Zenith National Insurance Corp. ...         13,500          616,950
                                                          -----------
                                                            1,100,700
                                                          -----------
INTERNET APPLICATION SOFTWARE -- 0.8%
  Interwoven, Inc.+..................         32,900          516,530
                                                          -----------
INTERNET INFRASTRUCTURE
  SOFTWARE -- 1.5%
  Akamai Technologies, Inc.+.........          8,700          488,766
  TIBCO Software, Inc.+..............         50,500          468,640
                                                          -----------
                                                              957,406
                                                          -----------
INTERNET SECURITY -- 1.2%
  VASCO Data Security International,
    Inc.+............................         53,000          779,100
                                                          -----------
LASERS-SYSTEM/COMPONENTS -- 0.8%
  Rofin-Sinar Technologies, Inc.+....          8,100          529,983
                                                          -----------
MACHINERY-GENERAL INDUSTRIAL -- 0.8%
  Middleby Corp.+....................          4,600          514,188
                                                          -----------
MEDICAL IMAGING SYSTEMS -- 0.5%
  Vital Images, Inc.+................         10,500          352,275
                                                          -----------
MEDICAL INFORMATION SYSTEMS -- 1.3%
  Cerner Corp.+......................         18,500          831,205
                                                          -----------
MEDICAL INSTRUMENTS -- 1.3%
  ev3, Inc. .........................         17,100          314,982
  Kyphon, Inc.+......................         11,500          538,085
                                                          -----------
                                                              853,067
                                                          -----------
MEDICAL PRODUCTS -- 2.3%
  Mentor Corp. ......................         19,300          984,107
  West Pharmaceutical Services,
    Inc. ............................         10,500          509,565
                                                          -----------
                                                            1,493,672
                                                          -----------
MEDICAL-BIOMEDICAL/GENE -- 3.0%
  Bio-Rad Laboratories, Inc., Class
    A+...............................          5,700          490,428
  Integra LifeSciences Holdings+.....         11,600          499,380
  InterMune, Inc.+...................         14,700          514,500
  Savient Pharmaceuticals, Inc.+.....         33,500          500,155
                                                          -----------
                                                            2,004,463
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
MEDICAL-DRUGS -- 3.6%
  Adams Respiratory Therapeutics,
    Inc.+............................         10,800      $   484,380
  Medicis Pharmaceutical Corp., Class
    A................................         13,400          508,262
  New River Pharmaceuticals, Inc.+...         15,300          855,270
  Prestige Brands Holdings, Inc.+....          5,200           66,092
  Sciele Pharma, Inc. ...............         20,300          482,125
                                                          -----------
                                                            2,396,129
                                                          -----------
MEDICAL-HMO -- 0.8%
  WellCare Health Plans, Inc.+.......          7,000          542,360
                                                          -----------
MOTION PICTURES & SERVICES -- 0.9%
  Macrovision Corp.+.................         24,000          593,520
                                                          -----------
NETWORKING PRODUCTS -- 2.2%
  Netgear, Inc.+.....................         16,500          424,875
  Polycom, Inc.+.....................         31,000        1,042,220
                                                          -----------
                                                            1,467,095
                                                          -----------
OFFICE SUPPLIES & FORMS -- 0.5%
  Ennis, Inc. .......................         13,200          332,508
                                                          -----------
OIL & GAS DRILLING -- 0.5%
  Parker Drilling Co. ...............         37,700          349,102
                                                          -----------
OIL COMPANIES-EXPLORATION &
  PRODUCTION -- 1.4%
  Mariner Energy, Inc.+..............         24,500          492,695
  St. Mary Land & Exploration Co. ...         12,200          439,078
                                                          -----------
                                                              931,773
                                                          -----------
OIL-FIELD SERVICES -- 0.6%
  Core Laboratories NV+..............          5,200          428,480
                                                          -----------
PHYSICAL THERAPY/REHABILITATION
  CENTERS -- 1.3%
  Psychiatric Solutions, Inc.+.......         22,000          856,680
                                                          -----------
PHYSICIANS PRACTICE MANAGEMENT --1.0%
  Pediatrix Medical Group, Inc.+.....         12,600          662,004
                                                          -----------
PUBLISHING-BOOKS -- 1.0%
  Scholastic Corp.+..................         18,000          636,300
                                                          -----------
RENTAL AUTO/EQUIPMENT -- 0.7%
  Rent-A-Center, Inc.+...............         16,300          480,198
                                                          -----------
RETAIL-APPAREL/SHOE -- 1.2%
  DSW, Inc., Class A+................         12,300          493,107
  Under Armour, Inc., Class A+.......          6,200          314,960
                                                          -----------
                                                              808,067
                                                          -----------
RETAIL-AUTO PARTS -- 0.5%
  CSK Auto Corp.+....................         18,900          313,173
                                                          -----------
RETAIL-COMPUTER EQUIPMENT -- 0.9%
  GameStop Corp.+....................         11,500          614,445
                                                          -----------
RETAIL-DRUG STORE -- 0.7%
  Rite Aid Corp.+....................         80,000          492,800
                                                          -----------
RETAIL-PETROLEUM PRODUCTS -- 0.8%
  World Fuel Services Corp. .........         11,500          527,275
                                                          -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL-RESTAURANTS -- 2.3%
  CEC Entertainment, Inc.+...........         11,700      $   494,793
  CKE Restaurants, Inc. .............         25,800          510,066
  Jack in the Box, Inc.+.............          7,800          481,962
                                                          -----------
                                                            1,486,821
                                                          -----------
SEISMIC DATA COLLECTION -- 0.8%
  Input/Output, Inc.+................         36,200          495,578
                                                          -----------
SEMICONDUCTOR EQUIPMENT -- 0.7%
  Tessera Technologies, Inc.+........         12,500          478,000
                                                          -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.7%
  Emulex Corp.+......................         24,600          436,650
                                                          -----------
TELECOMMUNICATION EQUIPMENT -- 1.7%
  Arris Group, Inc.+.................         35,000          497,700
  Comtech Telecommunications Corp.+..         16,400          590,400
                                                          -----------
                                                            1,088,100
                                                          -----------
THERAPEUTICS -- 0.8%
  BioMarin Pharmaceutical, Inc.+.....         26,500          501,910
                                                          -----------
TOYS -- 1.3%
  Marvel Entertainment, Inc.+........         29,700          829,224
                                                          -----------
TRANSACTIONAL SOFTWARE -- 2.1%
  Synchronoss Technologies, Inc. ....         20,800          320,320
  VeriFone Holdings, Inc.+...........         26,000        1,039,220
                                                          -----------
                                                            1,359,540
                                                          -----------
VITAMINS & NUTRITION PRODUCTS -- 1.5%
  NBTY, Inc.+........................          9,500          492,575
  USANA Health Sciences, Inc.+.......          9,300          493,644
                                                          -----------
                                                              986,219
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
        SECURITY DESCRIPTION                AMOUNT         (NOTE 3)
WEB HOSTING/DESIGN -- 1.7%
  Equinix, Inc.+.....................         13,500      $ 1,134,945
                                                          -----------
WEB PORTALS/ISP -- 0.8%
  GigaMedia, Ltd.+...................         44,500          528,215
                                                          -----------
X-RAY EQUIPMENT -- 1.0%
  Hologic, Inc.+.....................         12,300          683,265
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $56,344,590).................                      61,374,455
                                                          -----------
REPURCHASE AGREEMENT -- 6.2%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 1/31/07, to be
    repurchased 2/01/07 in the amount
    of $4,102,342 and collateralized
    by Federal Home Loan Mtg. Corp.
    Notes, bearing interest at 5.55%,
    due 7/10/28 and having an
    approximate value of $4,184,080
    (cost $4,102,000)................     $4,102,000        4,102,000
TOTAL INVESTMENTS
  (cost $60,446,590)(1)..............           99.6%      65,476,455
Other assets less liabilities........            0.4          276,674
                                          ----------      -----------
NET ASSETS...........................          100.0%     $65,753,129
                                          ==========      ===========

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis

See Notes to Financial Statements

---------------------
    148

SUNAMERICA SERIES TRUST MARSICO GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Finance-Investment Banker/Broker..........................   14.4%
Casino Hotels.............................................   12.7
Medical-HMO...............................................    8.1
Medical-Biomedical/Gene...................................    7.2
Transport-Rail............................................    6.2
Aerospace/Defense.........................................    4.8
Auto-Cars/Light Trucks....................................    4.8
Cable TV..................................................    4.2
Cosmetics & Toiletries....................................    3.9
Transport-Services........................................    3.7
Agricultural Operations...................................    3.5
Networking Products.......................................    3.4
Banks-Commercial..........................................    3.3
Retail-Building Products..................................    3.3
Banks-Super Regional......................................    2.8
Beverages-Non-alcoholic...................................    2.2
Retail-Restaurants........................................    2.2
Building-Residential/Commercial...........................    2.1
Oil-Field Services........................................    2.0
Retail-Discount...........................................    1.9
Real Estate Investment Trusts.............................    1.5
Aerospace/Defense-Equipment...............................    0.9
Hotels/Motels.............................................    0.9
                                                            -----
                                                            100.0%
                                                            =====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST MARSICO GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 100.0%
AEROSPACE/DEFENSE -- 4.8%
  General Dynamics Corp. ...............      33,655    $  2,630,138
  Lockheed Martin Corp. ................      51,032       4,959,800
                                                        ------------
                                                           7,589,938
                                                        ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
  United Technologies Corp. ............      19,981       1,359,108
                                                        ------------
AGRICULTURAL OPERATIONS -- 3.5%
  Monsanto Co. .........................     100,817       5,554,008
                                                        ------------
AUTO-CARS/LIGHT TRUCKS -- 4.8%
  Toyota Motor Co. ADR..................      58,285       7,680,797
                                                        ------------
BANKS-COMMERCIAL -- 3.3%
  Industrial & Commercial Bank of
    China(1)............................   8,958,000       5,251,557
                                                        ------------
BANKS-SUPER REGIONAL -- 2.8%
  Wells Fargo & Co. ....................     121,645       4,369,488
                                                        ------------
BEVERAGES-NON-ALCOHOLIC -- 2.2%
  PepsiCo, Inc. ........................      53,813       3,510,760
                                                        ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 2.1%
  Lennar Corp., Class A.................      61,346       3,335,995
                                                        ------------
CABLE TV -- 4.2%
  Comcast Corp., Class A+...............     151,674       6,722,192
                                                        ------------
CASINO HOTELS -- 12.7%
  Las Vegas Sands Corp.+................      64,429       6,705,126
  MGM Mirage, Inc.+.....................      98,359       6,882,179
  Wynn Resorts, Ltd.+...................      57,679       6,445,052
                                                        ------------
                                                          20,032,357
                                                        ------------
COSMETICS & TOILETRIES -- 3.9%
  Procter & Gamble Co. .................      94,074       6,102,580
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER --14.4%
  Citigroup, Inc. ......................      65,964       3,636,595
  Goldman Sachs Group, Inc. ............      42,186       8,950,182
  Lehman Brothers Holdings, Inc. .......      67,153       5,522,663
  UBS AG................................      75,202       4,738,478
                                                        ------------
                                                          22,847,918
                                                        ------------
HOTEL/MOTEL -- 0.9%
  Four Seasons Hotels, Inc. ............      16,246       1,352,642
                                                        ------------
MEDICAL-BIOMEDICAL/GENE -- 7.2%
  Genentech, Inc.+......................      99,840       8,723,021
  Genzyme Corp.+........................      40,171       2,640,440
                                                        ------------
                                                          11,363,461
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION              SHARES        (NOTE 3)
MEDICAL-HMO -- 8.1%
  UnitedHealth Group, Inc. .............     243,979    $ 12,750,343
                                                        ------------
NETWORKING PRODUCTS -- 3.4%
  Cisco Systems, Inc.+..................     200,344       5,327,147
                                                        ------------
OIL-FIELD SERVICES -- 2.0%
  Schlumberger, Ltd. ...................      50,520       3,207,515
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
  ProLogis..............................      37,574       2,442,310
                                                        ------------
RETAIL-BUILDING PRODUCTS -- 3.3%
  Lowe's Cos., Inc. ....................     157,393       5,305,718
                                                        ------------
RETAIL-DISCOUNT -- 1.9%
  Target Corp. .........................      48,911       3,001,179
                                                        ------------
RETAIL-RESTAURANTS -- 2.2%
  Starbucks Corp.+......................      99,747       3,485,160
                                                        ------------
TRANSPORT-RAIL -- 6.2%
  Burlington Northern Santa Fe Corp. ...      71,330       5,732,079
  Union Pacific Corp. ..................      40,207       4,060,907
                                                        ------------
                                                           9,792,986
                                                        ------------
TRANSPORT-SERVICES -- 3.7%
  FedEx Corp. ..........................      53,562       5,913,245
TOTAL INVESTMENTS
  (cost $111,066,015)(2)................       100.0%    158,298,404
Liabilities in excess of other assets...         0.0             (41)
                                          ----------    ------------
NET ASSETS..............................       100.0%   $158,298,363
                                          ==========    ============

------------
+    Non-income producing security
(1)  Security was valued using fair value procedures at January 31, 2007. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

---------------------
    150

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Medical-Biomedical/Gene...................................   10.9%
Computers.................................................   10.6
Electronic Components-Semiconductors......................    7.7
Semiconductor Equipment...................................    6.8
Internet Security.........................................    5.7
Web Portals/ISP...........................................    5.5
Aerospace/Defense.........................................    5.4
Applications Software.....................................    4.1
Networking Products.......................................    4.1
Computers-Memory Devices..................................    3.4
Computer Services.........................................    3.3
Wireless Equipment........................................    3.1
Enterprise Software/Service...............................    2.8
Semiconductors Components-Integrated Circuits.............    2.0
Internet Infrastructure Software..........................    1.8
Medical Instruments.......................................    1.8
Electronic Design Automation..............................    1.7
Entertainment Software....................................    1.7
Telecommunication Equipment...............................    1.7
Aerospace/Defense-Equipment...............................    1.6
Data Processing/Management................................    1.6
E-Commerce/Services.......................................    1.6
Instruments-Scientific....................................    1.6
Computer Aided Design.....................................    1.5
Telecom Equipment-Fiber Optics............................    1.5
Finance-Other Services....................................    1.4
Electronic Forms..........................................    1.3
Therapeutics..............................................    1.2
Repurchase Agreement......................................    1.1
Electronic Measurement Instruments........................    1.0
E-Marketing/Info..........................................    0.7
                                                            -----
                                                            100.2%
                                                            =====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 99.1%
AEROSPACE/DEFENSE -- 5.4%
  Aerovironment, Inc. .................     7,400       $   169,238
  Lockheed Martin Corp. ...............    13,500         1,312,065
  Raytheon Co. ........................    12,500           648,750
                                                        -----------
                                                          2,130,053
                                                        -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
  Goodrich Corp. ......................    12,500           612,750
                                                        -----------
APPLICATIONS SOFTWARE -- 4.1%
  Citrix Systems, Inc.+................    12,500           395,875
  Microsoft Corp. .....................    40,000         1,234,400
                                                        -----------
                                                          1,630,275
                                                        -----------
COMPUTER AIDED DESIGN -- 1.5%
  Autodesk, Inc.+......................    13,500           590,220
                                                        -----------
COMPUTER SERVICES -- 3.3%
  Cognizant Technology Solutions Corp.,
    Class A+...........................     5,000           426,450
  DST Systems, Inc.+...................    12,500           881,000
                                                        -----------
                                                          1,307,450
                                                        -----------
COMPUTERS -- 10.6%
  Apple Computer, Inc.+................    16,500         1,414,545
  Hewlett-Packard Co. .................    26,500         1,146,920
  International Business Machines
    Corp. .............................    13,000         1,288,950
  Research In Motion, Ltd.+............     2,500           319,450
                                                        -----------
                                                          4,169,865
                                                        -----------
COMPUTERS-MEMORY DEVICES -- 3.4%
  EMC Corp.+...........................    17,500           244,825
  Isilon Systems, Inc. ................     4,500           103,905
  Network Appliance, Inc.+.............    13,500           507,600
  Seagate Technology...................    18,000           487,620
                                                        -----------
                                                          1,343,950
                                                        -----------
DATA PROCESSING/MANAGEMENT -- 1.6%
  Automatic Data Processing, Inc.+.....    13,500           644,220
                                                        -----------
E-COMMERCE/SERVICES -- 1.6%
  eBay, Inc.+..........................    20,000           647,800
                                                        -----------
E-MARKETING/INFO -- 0.7%
  Digital River, Inc.+.................     5,500           281,490
                                                        -----------
ELECTRONIC COMPONENTS-
  SEMICONDUCTORS -- 7.7%
  Altera Corp.+........................    12,500           250,625
  Broadcom Corp.+......................    15,999           510,688
  Intel Corp. .........................    15,000           314,400
  Microchip Technology, Inc. ..........    13,500           469,260
  National Semiconductor Corp. ........    31,500           728,595
  Texas Instruments, Inc. .............    14,500           452,255
  Xilinx, Inc. ........................    12,500           303,750
                                                        -----------
                                                          3,029,573
                                                        -----------
ELECTRONIC DESIGN AUTOMATION -- 1.7%
  Synopsys, Inc.+......................    25,500           678,300
                                                        -----------
ELECTRONIC FORMS -- 1.3%
  Adobe Systems, Inc.+.................    13,500           524,745
                                                        -----------
ELECTRONIC MEASUREMENT
  INSTRUMENTS -- 1.0%
  Agilent Technologies, Inc.+..........    12,500           400,000
                                                        -----------

-------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
ENTERPRISE SOFTWARE/SERVICE -- 2.8%
  BEA Systems, Inc.+...................    15,000       $   184,950
  Oracle Corp.+........................    17,500           300,300
  SAP AG ADR...........................    13,500           625,590
                                                        -----------
                                                          1,110,840
                                                        -----------
ENTERTAINMENT SOFTWARE -- 1.7%
  Electronic Arts, Inc.+...............    13,500           675,000
                                                        -----------
FINANCE-OTHER SERVICES -- 1.4%
  Chicago Merchantile Exchange
    Holdings, Inc., Class A............     1,000           563,300
                                                        -----------
INSTRUMENTS-SCIENTIFIC -- 1.6%
  Thermo Fisher Scientific, Inc.+......    13,500           645,975
                                                        -----------
INTERNET INFRASTRUCTURE SOFTWARE --1.8%
  Akamai Technologies, Inc.+...........    12,500           702,250
                                                        -----------
INTERNET SECURITY -- 5.7%
  McAfee, Inc.+........................    35,000         1,024,100
  Symantec Corp.+......................    45,000           796,950
  VeriSign, Inc.+......................    17,500           418,250
                                                        -----------
                                                          2,239,300
                                                        -----------
MEDICAL INSTRUMENTS -- 1.8%
  Medtronic, Inc. .....................    13,500           721,575
                                                        -----------
MEDICAL-BIOMEDICAL/GENE -- 10.9%
  Amgen, Inc.+.........................    13,500           949,995
  Genentech, Inc.+.....................    12,500         1,092,125
  Genzyme Corp.+.......................    13,500           887,355
  MedImmune, Inc.+.....................    12,500           433,250
  Millipore Corp.+.....................    13,500           924,480
                                                        -----------
                                                          4,287,205
                                                        -----------
NETWORKING PRODUCTS -- 4.1%
  Cisco Systems, Inc.+.................    43,500         1,156,665
  Juniper Networks, Inc.+..............    25,000           453,000
                                                        -----------
                                                          1,609,665
                                                        -----------
SEMICONDUCTOR EQUIPMENT -- 6.8%
  Applied Materials, Inc. .............    17,500           310,275
  ASML Holding NV (New York)+..........    17,500           446,600
  KLA-Tencor Corp. ....................    26,500         1,304,595
  Lam Research Corp.+..................    13,500           618,435
                                                        -----------
                                                          2,679,905
                                                        -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 2.0%
  Linear Technology Corp. .............    12,500           386,875
  Marvell Technology Group, Ltd.+......    22,500           411,525
                                                        -----------
                                                            798,400
                                                        -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.5%
  Ciena Corp.+.........................    10,000           280,900
  Corning, Inc.+.......................    15,000           312,600
                                                        -----------
                                                            593,500
                                                        -----------
TELECOMMUNICATION EQUIPMENT -- 1.7%
  Harris Corp. ........................    13,500           686,070
                                                        -----------
THERAPEUTICS -- 1.2%
  Gilead Sciences, Inc.+...............     7,500           482,400
                                                        -----------

---------------------
    152

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WEB PORTALS/ISP -- 5.5%
  Google, Inc., Class A+...............     3,500       $ 1,754,550
  Yahoo!, Inc.+........................    14,000           396,340
                                                        -----------
                                                          2,150,890
                                                        -----------
WIRELESS EQUIPMENT -- 3.1%
  QUALCOMM, Inc. ......................    32,500         1,223,950
                                                        -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $36,002,267)...................                  39,160,916
                                                        -----------
REPURCHASE AGREEMENT -- 1.1%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 01/31/07, to be
    repurchased 02/01/07 in the amount
    of $413,034 and collateralized by
    Federal National Mtg. Assoc. Bonds,
    bearing interest at 5.50%, due
    07/14/28 and having an approximate
    value of $424,542 (cost
    $413,000)..........................  $413,000           413,000
                                                        -----------
TOTAL INVESTMENTS
  (cost $36,415,267)(1)................     100.2%       39,573,916
Liabilities in excess of other
  assets...............................      (0.2)          (71,037)
                                         --------       -----------
NET ASSETS.............................     100.0%      $39,502,879
                                         ========       ===========

------------
+    Non-income producing security
(1)  See Note 4 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial...........................................   6.2%
Electric-Integrated........................................   5.7
Diversified Manufactured Operations........................   4.6
Repurchase Agreements......................................   4.2
Chemicals-Specialty........................................   4.1
Real Estate Investment Trusts..............................   3.6
Insurance-Reinsurance......................................   3.1
Insurance-Property/Casualty................................   2.9
Savings & Loans/Thrifts....................................   2.8
Auto/Truck Parts & Equipment-Original......................   2.7
Steel-Producers............................................   2.6
Chemicals-Diversified......................................   2.5
Containers-Metal/Glass.....................................   2.4
Transport-Services.........................................   2.4
Transport-Truck............................................   2.4
Telecommunication Equipment................................   2.3
Retail-Restaurants.........................................   2.1
Electronic Components-Misc. ...............................   2.0
Food-Wholesale/Distribution................................   1.8
Airlines...................................................   1.6
Brewery....................................................   1.5
Instruments-Scientific.....................................   1.5
Insurance-Multi-line.......................................   1.5
Machine Tools & Related Products...........................   1.5
Office Automation & Equipment..............................   1.5
Tobacco....................................................   1.5
Transport-Equipment & Leasing..............................   1.5
Retail-Apparel/Shoe........................................   1.4
Retail-Major Department Stores.............................   1.4
Apparel Manufacturers......................................   1.3
Insurance-Life/Health......................................   1.3
Engines-Internal Combustion................................   1.2
Oil-Field Services.........................................   1.2
Aerospace/Defense-Equipment................................   1.1
Financial Guarantee Insurance..............................   1.1
Medical-Hospitals..........................................   1.1
Finance-Investment Banker/Broker...........................   1.0
Food-Misc. ................................................   1.0
Independent Power Producers................................   1.0
Machinery-Construction & Mining............................   1.0
Medical-Nursing Homes......................................   1.0
Metal Processors & Fabrication.............................   1.0
Distribution/Wholesale.....................................   0.9
Electronic Components-Semiconductors.......................   0.9
Machinery-Electrical.......................................   0.9
Data Processing/Management.................................   0.8
Retail-Drug Store..........................................   0.8
Medical-Drugs..............................................   0.7
Oil & Gas Drilling.........................................   0.7
Home Furnishings...........................................   0.6
Identification Systems.....................................   0.6
Retail-Office Supplies.....................................   0.6
Oil Companies-Integrated...................................   0.5
Publishing-Periodicals.....................................   0.5
Resorts/Theme Parks........................................   0.5
Retail-Automobile..........................................   0.5
Semiconductors Components-Integrated Circuits..............   0.5
                                                             ----
                                                             99.6%
                                                             ====

------------
* Calculated as a percentage of net assets.

---------------------
    154

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCK -- 95.4%
AEROSPACE/DEFENSE -- 1.1%
  Goodrich Corp. ...............................         78,000         $  3,823,560
                                                                        ------------
AIRLINES -- 1.6%
  Alaska Air Group, Inc.+.......................         75,400            3,230,890
  Continental Airlines, Inc., Class B+..........         50,300            2,086,947
                                                                        ------------
                                                                           5,317,837
                                                                        ------------
APPAREL MANUFACTURERS -- 1.3%
  Liz Claiborne, Inc. ..........................         39,300            1,744,920
  VF Corp. .....................................         35,565            2,698,317
                                                                        ------------
                                                                           4,443,237
                                                                        ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 2.7%
  ArvinMeritor, Inc. ...........................        268,000            5,159,000
  TRW Automotive Holdings Corp.+................        152,200            3,980,030
                                                                        ------------
                                                                           9,139,030
                                                                        ------------
BANKS-COMMERCIAL -- 6.2%
  Central Pacific Financial Corp. ..............        107,100            4,185,468
  Susquehanna Bancshares, Inc. .................        151,000            3,811,240
  Trustmark Corp. ..............................        109,300            3,219,978
  UnionBanCal Corp. ............................         49,500            3,198,690
  Webster Financial Corp. ......................         76,000            3,786,320
  Whitney Holding Corp. ........................         93,300            2,952,012
                                                                        ------------
                                                                          21,153,708
                                                                        ------------
BREWERY -- 1.5%
  Molson Coors Brewing Co., Class B.............         62,000            5,009,600
                                                                        ------------
CHEMICALS-DIVERSIFIED -- 2.5%
  Celanese Corp. ...............................        157,000            4,121,250
  Rockwood Holdings, Inc. ......................        160,000            4,240,000
                                                                        ------------
                                                                           8,361,250
                                                                        ------------
CHEMICALS-SPECIALTY -- 4.1%
  Ashland, Inc. ................................         67,700            4,708,535
  Cytec Industries, Inc. .......................         79,500            4,628,490
  Lubrizol Corp. ...............................         90,000            4,636,800
                                                                        ------------
                                                                          13,973,825
                                                                        ------------
CONTAINERS-METAL/GLASS -- 2.4%
  Owens-Illinois, Inc.+.........................        170,800            3,802,008
  Silgan Holdings, Inc. ........................         90,400            4,233,432
                                                                        ------------
                                                                           8,035,440
                                                                        ------------
DATA PROCESSING/MANAGEMENT -- 0.8%
  CSG Systems International, Inc.+..............        112,500            2,821,500
                                                                        ------------
DISTRIBUTION/WHOLESALE -- 0.9%
  Tech Data Corp.+..............................         39,300            1,459,602
  United Stationers, Inc.+......................         33,750            1,719,900
                                                                        ------------
                                                                           3,179,502
                                                                        ------------
DIVERSIFIED MANUFACTURED OPERATIONS -- 4.6%
  Acuity Brands, Inc. ..........................         94,900            5,505,149
  Cooper Industries, Ltd. ......................         43,300            3,957,187
  SPX Corp. ....................................         87,400            6,134,606
                                                                        ------------
                                                                          15,596,942
                                                                        ------------
ELECTRIC-INTEGRATED -- 5.7%
  Allegheny Energy, Inc.+.......................        108,200            5,033,464
  Constellation Energy Group, Inc. .............         24,175            1,753,896
  Northeast Utilities...........................        162,000            4,479,300

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Puget Energy, Inc. ...........................        171,000         $  4,199,760
  Wisconsin Energy Corp. .......................         84,600            3,938,976
                                                                        ------------
                                                                          19,405,396
                                                                        ------------
ELECTRONIC COMPONENTS-MISC. -- 2.0%
  AVX Corp. ....................................         49,200              710,940
  Celestica, Inc.+..............................        213,600            1,273,056
  Sanmina-SCI Corp.+............................        329,400            1,152,900
  Vishay Intertechnology, Inc.+.................        288,000            3,784,320
                                                                        ------------
                                                                           6,921,216
                                                                        ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
  Zoran Corp.+..................................        221,800            3,098,546
                                                                        ------------
ENGINES-INTERNAL COMBUSTION -- 1.2%
  Briggs & Stratton Corp. ......................        135,225            4,008,069
                                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
  AG Edwards, Inc. .............................         50,900            3,370,089
                                                                        ------------
FINANCIAL GUARANTEE INSURANCE -- 1.1%
  Radian Group, Inc. ...........................         65,000            3,914,300
                                                                        ------------
FOOD-MISC. -- 1.0%
  Corn Products International, Inc. ............         96,500            3,305,125
                                                                        ------------
FOOD-WHOLESALE/DISTRIBUTION -- 1.8%
  Performance Food Group Co.+...................        148,000            4,389,680
  SUPERVALU, Inc. ..............................         47,000            1,785,060
                                                                        ------------
                                                                           6,174,740
                                                                        ------------
HOME FURNISHINGS -- 0.6%
  Furniture Brands International, Inc. .........        129,900            2,165,433
                                                                        ------------
IDENTIFICATION SYSTEMS -- 0.6%
  Checkpoint Systems, Inc.+.....................        102,800            1,931,612
                                                                        ------------
INDEPENDENT POWER PRODUCER -- 1.0%
  Reliant Energy, Inc.+.........................        236,200            3,514,656
                                                                        ------------
INSTRUMENTS-SCIENTIFIC -- 1.5%
  PerkinElmer, Inc. ............................        217,000            5,179,790
                                                                        ------------
INSURANCE-LIFE/HEALTH -- 1.3%
  StanCorp Financial Group, Inc. ...............         95,600            4,574,460
                                                                        ------------
INSURANCE-MULTI-LINE -- 1.5%
  Old Republic International Corp. .............        224,000            4,995,200
                                                                        ------------
INSURANCE-PROPERTY/CASUALTY -- 2.9%
  Arch Capital Group, Ltd.+.....................         87,200            5,632,248
  Fidelity National Title Group, Inc., Class
    A...........................................        178,000            4,225,720
                                                                        ------------
                                                                           9,857,968
                                                                        ------------
INSURANCE-REINSURANCE -- 3.1%
  Aspen Insurance Holdings, Ltd. ...............        146,600            3,755,892
  PartnerRe, Ltd. ..............................         13,200              897,600
  Platinum Underwriters Holdings, Ltd. .........        151,000            4,507,350
  RenaissanceRe Holdings, Ltd. .................         24,800            1,321,096
                                                                        ------------
                                                                          10,481,938
                                                                        ------------
MACHINE TOOLS & RELATED PRODUCTS -- 1.5%
  Kennametal, Inc. .............................         80,000            4,944,000
                                                                        ------------
MACHINERY-CONSTRUCTION & MINING -- 1.0%
  Terex Corp.+..................................         57,000            3,242,730
                                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES              (NOTE 3)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
MACHINERY-ELECTRICAL -- 0.9%
  Regal-Beloit Corp. ...........................         62,800         $  3,160,096
                                                                        ------------
MEDICAL-DRUGS -- 0.7%
  Endo Pharmaceuticals Holdings, Inc.+..........         44,936            1,380,434
  King Pharmaceuticals, Inc.+...................         62,100            1,109,106
                                                                        ------------
                                                                           2,489,540
                                                                        ------------
MEDICAL-HOSPITALS -- 1.1%
  Universal Health Services, Inc., Class B......         66,000            3,823,380
                                                                        ------------
MEDICAL-NURSING HOMES -- 1.0%
  Genesis HealthCare Corp.+.....................         58,000            3,550,760
                                                                        ------------
METAL PROCESSORS & FABRICATION -- 1.0%
  Commercial Metals Co. ........................         56,700            1,537,137
  Mueller Industries, Inc. .....................         54,200            1,765,294
                                                                        ------------
                                                                           3,302,431
                                                                        ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.5%
  IKON Office Solutions, Inc. ..................        345,900            5,153,910
                                                                        ------------
OIL & GAS DRILLING -- 0.7%
  Rowan Cos., Inc. .............................         41,100            1,351,779
  Todco, Class A+...............................         29,300            1,014,659
                                                                        ------------
                                                                           2,366,438
                                                                        ------------
OIL COMPANIES-INTEGRATED -- 0.5%
  Hess Corp. ...................................         29,100            1,571,109
                                                                        ------------
OIL-FIELD SERVICES -- 1.2%
  Hanover Compressor Co.+.......................        207,400            4,013,190
                                                                        ------------
PUBLISHING-PERIODICALS -- 0.5%
  Reader's Digest Association, Inc. ............         97,500            1,646,775
                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.6%
  Digital Realty Trust, Inc. ...................         92,500            3,324,450
  FelCor Lodging Trust, Inc.+...................        168,250            3,713,278
  Highland Hospitality Corp. ...................         58,100              922,628
  Mid-America Apartment Communities, Inc. ......         46,500            2,795,580
  Strategic Hotel Capital, Inc. ................         66,000            1,420,320
                                                                        ------------
                                                                          12,176,256
                                                                        ------------
RESORT/THEME PARK -- 0.5%
  Vail Resorts, Inc.+...........................         35,500            1,641,875
                                                                        ------------
RETAIL-APPAREL/SHOE -- 1.4%
  Charming Shoppes, Inc.+.......................        101,800            1,335,616
  Payless ShoeSource, Inc.+.....................        104,200            3,537,590
                                                                        ------------
                                                                           4,873,206
                                                                        ------------
RETAIL-AUTOMOBILE -- 0.5%
  AutoNation, Inc.+.............................         82,492            1,851,945
                                                                        ------------
RETAIL-DRUG STORE -- 0.8%
  Longs Drug Stores Corp. ......................         65,000            2,795,000
                                                                        ------------
RETAIL-MAJOR DEPARTMENT STORES -- 1.4%
  Saks, Inc. ...................................        248,300            4,658,108
                                                                        ------------
RETAIL-OFFICE SUPPLIES -- 0.6%
  Office Depot, Inc.+...........................         53,400            1,996,626
                                                                        ------------
RETAIL-RESTAURANTS -- 2.1%
  Jack in the Box, Inc.+........................         65,000            4,016,350
  Papa John's International, Inc.+..............        115,400            3,187,348
                                                                        ------------
                                                                           7,203,698
                                                                        ------------

--------------------------------------------------------------------------------------
                                                      SHARES/
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                    AMOUNT              (NOTE 3)
SAVINGS & LOANS/THRIFTS -- 2.8%
  Astoria Financial Corp. ......................        132,100         $  3,908,839
  Provident Financial Services, Inc. ...........        210,000            3,822,000
  Sovereign Bancorp, Inc. ......................         67,200            1,656,480
                                                                        ------------
                                                                           9,387,319
                                                                        ------------
SEMICONDUCTORS COMPONENTS-INTEGRATED
  CIRCUITS -- 0.5%
  Siliconware Precision Industries Co. ADR......        203,443            1,784,195
                                                                        ------------
STEEL-PRODUCERS -- 2.6%
  Chaparral Steel Co. ..........................         40,800            2,092,224
  Reliance Steel & Aluminum Co. ................         55,400            2,306,856
  Steel Dynamics, Inc. .........................        111,600            4,375,836
                                                                        ------------
                                                                           8,774,916
                                                                        ------------
TELECOMMUNICATION EQUIPMENT -- 2.3%
  Andrew Corp.+.................................        260,300            2,764,386
  CommScope, Inc.+..............................        160,000            5,169,600
                                                                        ------------
                                                                           7,933,986
                                                                        ------------
TOBACCO -- 1.5%
  Universal Corp. ..............................        109,000            5,267,970
                                                                        ------------
TRANSPORT-EQUIPMENT & LEASING -- 1.5%
  GATX Corp. ...................................        112,200            5,116,320
                                                                        ------------
TRANSPORT-SERVICES -- 2.4%
  Laidlaw International, Inc. ..................        130,200            3,868,242
  Ryder System, Inc. ...........................         78,400            4,275,936
                                                                        ------------
                                                                           8,144,178
                                                                        ------------
TRANSPORT-TRUCK -- 2.4%
  Arkansas Best Corp. ..........................         40,000            1,528,800
  Con-way, Inc. ................................         78,050            3,882,207
  Werner Enterprises, Inc. .....................        137,000            2,604,370
                                                                        ------------
                                                                           8,015,377
                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $279,456,370)...........................                         324,639,303
                                                                        ------------

REPURCHASE AGREEMENT -- 4.2%
  Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 01/31/07,
    to be repurchased 02/01/07 in the amount of
    14,135,378 and collateralized by $15,385,000
    of Federal Home Loan Mtg. Corp. Notes,
    bearing interest at 5.55%, due 07/10/28 and
    having an approximate value of $14,417,037
    (cost $14,134,000)..........................    $14,134,000         $ 14,134,000
                                                                        ------------
TOTAL INVESTMENTS
  (cost $293,590,370)(1)........................           99.6%         338,773,303
Other assets less liabilities...................            0.4            1,351,993
                                                    -----------         ------------
NET ASSETS......................................          100.0%        $340,125,296
                                                    ===========         ============

------------
+    Non-income producing security
ADR -- American Depository Receipt
(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements
---------------------
    156

SUNAMERICA SERIES TRUST INTERNATIONAL GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial..........................................   25.7%
Oil Companies-Integrated..................................    6.4
Auto-Cars/Light Trucks....................................    5.3
Telephone-Integrated......................................    4.1
Electric-Integrated.......................................    4.0
Insurance-Multi-line......................................    4.0
Finance-Investment Banker/Broker..........................    3.9
Medical-Drugs.............................................    3.6
Steel-Producers...........................................    3.4
Airlines..................................................    2.6
Chemicals-Diversified.....................................    2.6
Gas-Distribution..........................................    1.9
Building-Heavy Construction...............................    1.8
Cellular Telecom..........................................    1.7
Food-Retail...............................................    1.7
Soap & Cleaning Preparation...............................    1.6
Audio/Video Products......................................    1.5
Photo Equipment & Supplies................................    1.5
Wireless Equipment........................................    1.3
Diversified Minerals......................................    1.1
Electronic Components-Misc. ..............................    1.1
Repurchase Agreements.....................................    1.1
Shipbuilding..............................................    1.0
Building-Residential/Commercial...........................    0.9
Electric Products-Misc. ..................................    0.9
Publishing-Newspapers.....................................    0.9
Fisheries.................................................    0.8
Medical-Wholesale Drug Distribution.......................    0.8
Retail-Convenience Store..................................    0.8
Aerospace/Defense.........................................    0.7
Computers.................................................    0.7
Finance-Leasing Companies.................................    0.7
Food-Misc. ...............................................    0.7
Gambling (Non-Hotel)......................................    0.7
Investment Companies......................................    0.7
Metal-Aluminum............................................    0.7
Printing-Commercial.......................................    0.7
Apparel Manufacturers.....................................    0.6
Athletic Footwear.........................................    0.6
Building & Construction Products-Misc. ...................    0.6
Diversified Manufactured Operations.......................    0.6
Electronic Components-Semiconductors......................    0.6
Leisure Products..........................................    0.6
Real Estate Management/Services...........................    0.6
Venture Capital...........................................    0.6
Building & Construction-Misc. ............................    0.5
Distribution/Wholesale....................................    0.5
Oil Refining & Marketing..................................    0.5
Coal......................................................    0.3
                                                            -----
                                                            100.2%
                                                            =====

COUNTRY ALLOCATION*

Japan.....................................................   23.0%
United Kingdom............................................   19.8
Germany...................................................   12.0
France....................................................    6.0
Norway....................................................    4.8
Spain.....................................................    4.4
South Korea...............................................    3.4
Sweden....................................................    3.3
Switzerland...............................................    3.3
Netherlands...............................................    2.8
Belgium...................................................    2.6
Italy.....................................................    1.5
Greece....................................................    1.4
Portugal..................................................    1.4
Finland...................................................    1.3
China.....................................................    1.1
Ireland...................................................    1.1
Mexico....................................................    1.1
Singapore.................................................    1.1
United States.............................................    1.1
Austria...................................................    1.0
Brazil....................................................    1.0
Canada....................................................    0.7
Australia.................................................    0.6
Hong Kong.................................................    0.4
                                                            -----
                                                            100.2%
                                                            =====

------------

* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007)
--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES        (NOTE 3)(2)
--------------------------------------------------------------------
COMMON STOCK -- 99.1%
AUSTRALIA -- 0.6%
  Qantas Airways, Ltd. ...............     660,203      $  2,774,667
                                                        ------------
AUSTRIA -- 1.0%
  Voestalpine AG......................      82,651         4,811,781
                                                        ------------
BELGIUM -- 2.6%
  Belgacom SA.........................      94,798         4,301,213
  Delhaize Group......................      45,689         3,800,650
  Fortis..............................     112,691         4,753,670
                                                        ------------
                                                          12,855,533
                                                        ------------
BRAZIL -- 1.0%
  Petroleo Brasileiro SA ADR..........      51,657         5,076,850
                                                        ------------
CANADA -- 0.7%
  Alcan, Inc. ........................      68,180         3,475,627
                                                        ------------
CHINA -- 1.1%
  China Coal Energy Co.+*(3)..........   2,032,000         1,538,142
  China Petroleum & Chemical Corp. ...   4,988,000         4,175,096
                                                        ------------
                                                           5,713,238
                                                        ------------
FINLAND -- 1.3%
  Nokia Oyj...........................     295,668         6,507,298
                                                        ------------
FRANCE -- 6.0%
  BNP Paribas SA......................      79,883         8,974,691
  France Telecom SA...................     149,052         4,141,413
  PSA Peugeot Citroen.................      49,900         3,284,933
  Renault SA..........................      29,984         3,726,540
  Societe Generale....................      53,452         9,441,018
                                                        ------------
                                                          29,568,595
                                                        ------------
GERMANY -- 12.0%
  Adidas AG...........................      61,593         2,964,122
  Allianz SE..........................      49,236         9,854,501
  BASF AG.............................      63,321         6,120,995
  Bayerische Motoren Werke AG.........     108,212         6,632,817
  Deutsche Bank AG....................      73,976        10,458,027
  E.ON AG.............................      48,579         6,609,654
  Merck KGaA*(3)......................      21,386         2,493,704
  MTU Aero Engines Holding AG.........      67,899         3,623,033
  RWE AG..............................      46,363         4,851,757
  Salzgitter AG.......................      19,731         2,522,913
  Wincor Nixdorf AG...................      22,565         3,585,092
                                                        ------------
                                                          59,716,615
                                                        ------------
GREECE -- 1.4%
  Hellenic Telecommunications
    Organization SA+..................     100,867         3,009,500
  National Bank of Greece SA..........      80,416         4,188,254
                                                        ------------
                                                           7,197,754
                                                        ------------
HONG KONG -- 0.4%
  Cathay Pacific Airways, Ltd. .......     769,000         1,996,156
                                                        ------------
IRELAND -- 1.1%
  Bank of Ireland (London)............      12,038           270,552
  Bank of Ireland (Dublin)............     243,662         5,445,997
                                                        ------------
                                                           5,716,549
                                                        ------------
ITALY -- 1.5%
  Enel SpA............................     459,443         4,879,880
  Saras SpA+..........................     482,989         2,443,812
                                                        ------------
                                                           7,323,692
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
         SECURITY DESCRIPTION             SHARES        (NOTE 3)(2)
JAPAN -- 23.0%
  Asahi Kasei Corp. ..................     998,000      $  6,642,630
  Brother Industries, Ltd. ...........     302,000         4,207,590
  Canon Marketing Japan, Inc. ........     119,000         2,587,490
  Dai Nippon Printing Co., Ltd. ......     204,000         3,208,313
  Daito Trust Construction Co.,
    Ltd. .............................      66,600         3,204,612
  Fuji Photo Film Co., Ltd. ..........      83,300         3,444,088
  JFE Holdings, Inc. .................      71,200         3,974,197
  Konica Minolta Holdings, Inc.+......     275,000         3,752,895
  Lawson, Inc. .......................     114,700         4,157,268
  Matsushita Electric Industrial Co.,
    Ltd. .............................     371,000         7,397,359
  Mitsubishi UFJ Financial Group,
    Inc. .............................         214         2,598,637
  Nissan Motor Co., Ltd. .............     474,300         5,928,770
  Nomura Holdings, Inc. ..............     282,100         5,747,493
  Omron Corp. ........................     207,400         5,598,296
  Ono Pharmaceutical Co., Ltd. .......      97,900         4,799,052
  Onward Kashiyama Co., Ltd. .........     228,000         3,048,501
  ORIX Corp. .........................      12,170         3,500,902
  Osaka Gas Co., Ltd. ................     854,000         3,323,934
  Sankyo Co., Ltd. ...................      63,600         3,161,206
  Shimizu Corp. ......................     413,000         2,234,715
  Suzuken Co., Ltd. ..................     117,300         4,080,841
  Suzuki Motor Corp. .................     226,300         6,521,779
  Tanabe Seiyaku Co., Ltd. ...........     382,000         5,179,535
  The Hachijuni Bank, Ltd. ...........     351,000         2,442,492
  The Kansai Electric Power Co.,
    Inc. .............................     125,600         3,527,301
  Toho Gas Co., Ltd. .................     616,000         2,960,574
  Tokyo Gas Co., Ltd. ................     577,000         2,997,204
  Toyo Suisan Kaisha, Ltd. ...........     253,000         3,926,191
                                                        ------------
                                                         114,153,865
                                                        ------------
MEXICO -- 1.1%
  Telefonos de Mexico SA de CV........   3,479,668         5,360,536
                                                        ------------
NETHERLANDS -- 2.8%
  ING Groep NV........................     231,210        10,114,846
  Koninklijke (Royal) KPN NV..........     258,872         3,737,303
                                                        ------------
                                                          13,852,149
                                                        ------------
NORWAY -- 4.8%
  Aker Kvaerner ASA...................      47,900         5,425,442
  DNB NOR ASA.........................     400,400         6,036,411
  Orkla ASA...........................      60,650         3,648,856
  Schibsted ASA.......................     104,406         4,349,641
  Statoil ASA.........................     154,827         4,155,942
                                                        ------------
                                                          23,616,292
                                                        ------------
PORTUGAL -- 1.4%
  Banco Comercial Portugues SA........   1,805,613         6,693,284
  Jeronimo Martins SGPS SA............       3,300            82,891
                                                        ------------
                                                           6,776,175
                                                        ------------
SINGAPORE -- 1.1%
  Singapore Airlines, Ltd. ...........     459,000         5,258,840
                                                        ------------
SOUTH KOREA -- 3.4%
  Daegu Bank..........................     215,450         3,557,596
  Hyundai Heavy Industries Co.,
    Ltd. .............................      20,080         2,902,456
  Hyundai Mipo Dockyard Co., Ltd. ....      16,690         2,084,946
  POSCO...............................      15,183         5,340,566
  Samsung Electronics Co., Ltd. ......       4,680         2,897,734
                                                        ------------
                                                          16,783,298
                                                        ------------

---------------------
    158

SUNAMERICA SERIES TRUST INTERNATIONAL GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                           VALUE
         SECURITY DESCRIPTION             SHARES        (NOTE 3)(2)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SPAIN -- 4.4%
  Banco Bilbao Vizcaya Argentaria
    SA................................     281,996      $  7,034,461
  Banco Santander Central Hispano SA..     782,332        14,898,635
                                                        ------------
                                                          21,933,096
                                                        ------------
SWEDEN -- 3.3%
  Investor AB, Class B................     150,800         3,664,252
  Lindab International AB+*(3)........     152,800         3,094,497
  Skanska AB, Class B.................     159,539         3,337,011
  Swedbank AB, Class A................     166,700         6,324,621
                                                        ------------
                                                          16,420,381
                                                        ------------
SWITZERLAND -- 3.3%
  Credit Suisse Group.................     189,488        13,442,944
  Novartis AG.........................      50,215         2,899,470
                                                        ------------
                                                          16,342,414
                                                        ------------
UNITED KINGDOM -- 19.8%
  3i Group PLC........................     144,105         2,997,471
  Anglo American PLC..................     118,891         5,543,086
  Barclays PLC........................     774,334        11,322,234
  Barratt Developments PLC............     188,044         4,367,616
  BP PLC..............................   1,418,952        14,990,219
  British Airways PLC+................     251,815         2,669,180
  GlaxoSmithKline PLC.................      92,621         2,497,969
  HSBC Holdings PLC...................     474,794         8,629,452
  IMI PLC.............................     277,846         2,850,624
  J Sainsbury PLC.....................     548,181         4,671,714
  Ladbrokes PLC.......................     429,191         3,697,567
  Reckitt Benckiser PLC...............     163,324         7,880,185
  Royal Bank of Scotland Group PLC....     360,712        14,572,745

--------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT        (NOTE 3)(2)
UNITED KINGDOM (CONTINUED)
  Royal Dutch Shell PLC, Class B......      93,550      $  3,148,426
  Vodafone Group PLC..................   2,853,401         8,331,554
                                                        ------------
                                                          98,170,042
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $416,235,875).................                   491,401,443
                                                        ------------
REPURCHASE AGREEMENT -- 1.1%
  Agreement with Bank of America NA,
    bearing interest at 5.23% dated
    01/31/07 to be repurchased
    02/01/07 in the amount of
    $5,684,826 and collateralized by
    Federal Home Loan Bank Notes,
    bearing interest at 4.87% due
    05/25/12 and having an approximate
    value of $5,806,098
    (cost $5,684,000).................  $5,684,000         5,684,000
                                                        ------------
TOTAL INVESTMENTS --
  (cost $421,919,875)(1)..............       100.2%      497,085,443
Liabilities in excess of other
  assets..............................        (0.2)       (1,078,358)
                                        ----------      ------------
NET ASSETS --.........................       100.0%     $496,007,085
                                        ==========      ============

------------
+    Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $7,126,343 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)  See Note 4 for cost of investments on a tax basis.
(2) A substantial number of the Fund's holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities was $469,158,225 representing 94.6% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)  Illiquid security
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL EQUITIES PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial..........................................    8.2%
Medical-Drugs.............................................    5.9
Oil Companies-Integrated..................................    4.9
Insurance-Multi-line......................................    4.0
Finance-Investment Banker/Broker..........................    3.8
Telephone-Integrated......................................    3.4
Electric-Integrated.......................................    3.3
Auto-Cars/Light Trucks....................................    3.2
Banks-Super Regional......................................    2.3
Insurance-Life/Health.....................................    1.9
Building-Residential/Commercial...........................    1.7
Diversified Manufactured Operations.......................    1.7
Tobacco...................................................    1.7
Multimedia................................................    1.6
Real Estate Operations & Development......................    1.6
Cellular Telecom..........................................    1.5
Computers.................................................    1.4
Food-Misc. ...............................................    1.3
Steel-Producers...........................................    1.3
Time Deposits.............................................    1.3
Diversified Minerals......................................    1.2
Applications Software.....................................    1.1
Airlines..................................................    1.0
Brewery...................................................    1.0
Electronic Components-Semiconductors......................    1.0
Medical Products..........................................    1.0
Oil Refining & Marketing..................................    1.0
Chemicals-Diversified.....................................    0.9
Oil Companies-Exploration & Production....................    0.9
Cable TV..................................................    0.8
Cosmetics & Toiletries....................................    0.8
Engineering/R&D Services..................................    0.8
Food-Retail...............................................    0.8
Food-Wholesale/Distribution...............................    0.8
Gas-Distribution..........................................    0.8
Office Automation & Equipment.............................    0.8
Apparel Manufacturers.....................................    0.7
Electronic Components-Misc. ..............................    0.7
Import/Export.............................................    0.7
Oil-Field Services........................................    0.7
Retail-Apparel/Shoe.......................................    0.7
Telecom Services..........................................    0.7
Toys......................................................    0.7
Transport-Marine..........................................    0.7
Electric Products-Misc. ..................................    0.6
Insurance-Property/Casualty...............................    0.6
Metal Processors & Fabrication............................    0.6
Mining....................................................    0.6
Photo Equipment & Supplies................................    0.6
Transport-Rail............................................    0.6
Aerospace/Defense-Equipment...............................    0.5
Computers-Memory Devices..................................    0.5
Internet Infrastructure Software..........................    0.5
Machinery-Construction & Mining...........................    0.5
Metal-Diversified.........................................    0.5
Networking Products.......................................    0.5
Retail-Drug Store.........................................    0.5
Aerospace/Defense.........................................    0.4
Agricultural Chemicals....................................    0.4
Building & Construction Products-Misc. ...................    0.4
Building Products-Cement..................................    0.4%
Building-Heavy Construction...............................    0.4
Commercial Services.......................................    0.4
Computer Services.........................................    0.4
Cruise Lines..............................................    0.4
Dialysis Centers..........................................    0.4
Diversified Operations....................................    0.4
Finance-Commercial........................................    0.4
Finance-Leasing Companies.................................    0.4
Finance-Other Services....................................    0.4
Instruments-Scientific....................................    0.4
Investment Companies......................................    0.4
Petrochemicals............................................    0.4
Real Estate Management/Services...........................    0.4
Retail-Restaurants........................................    0.4
Soap & Cleaning Preparation...............................    0.4
Venture Capital...........................................    0.4
Web Portals/ISP...........................................    0.4
Wire & Cable Products.....................................    0.4
Wireless Equipment........................................    0.4
Commercial Services-Finance...............................    0.3
Consulting Services.......................................    0.3
Containers-Paper/Plastic..................................    0.3
Electric-Generation.......................................    0.3
Electronic Measurement Instruments........................    0.3
Electronic Parts Distribution.............................    0.3
Filtration/Separation Products............................    0.3
Finance-Mortgage Loan/Banker..............................    0.3
Hotels/Motels.............................................    0.3
Human Resources...........................................    0.3
Insurance-Reinsurance.....................................    0.3
Medical-Biomedical/Gene...................................    0.3
Medical-HMO...............................................    0.3
Platinum..................................................    0.3
Rental Auto/Equipment.....................................    0.3
Retail-Jewelry............................................    0.3
Retail-Major Department Stores............................    0.3
Rubber-Tires..............................................    0.3
Semiconductor Equipment...................................    0.3
Steel Pipe & Tube.........................................    0.3
Telecommunication Equipment...............................    0.3
Tools-Hand Held...........................................    0.3
Auction Houses/Art Dealers................................    0.2
Broadcast Services/Program................................    0.2
Computers-Periphery Equipment.............................    0.2
Finance-Consumer Loans....................................    0.2
Therapeutics..............................................    0.2
Independent Power Producers...............................    0.1
Pipelines.................................................    0.1
                                                            -----
                                                            100.4%
                                                            =====

------------
* Calculated as a percentage of net assets

---------------------
    160

SUNAMERICA SERIES TRUST GLOBAL EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

COUNTRY ALLOCATION*
United States.............................................   46.4%
Japan.....................................................   11.4
United Kingdom............................................    8.3
Germany...................................................    5.6
France....................................................    5.0
Switzerland...............................................    4.0
Italy.....................................................    2.1
Spain.....................................................    2.0
Canada....................................................    1.8
Hong Kong.................................................    1.3
Bermuda...................................................    1.2
Norway....................................................    1.2
Mexico....................................................    1.0
Netherlands...............................................    1.0
Brazil....................................................    0.8
Finland...................................................    0.8
Sweden....................................................    0.8
Australia.................................................    0.7
Belgium...................................................    0.7
Singapore.................................................    0.7
India.....................................................    0.6
Ireland...................................................    0.6
Greece....................................................    0.5
Austria...................................................    0.4
Taiwan....................................................    0.4
Liberia...................................................    0.3
Luxembourg................................................    0.3
South Korea...............................................    0.3
Russia....................................................    0.2
                                                            -----
                                                            100.4%
                                                            =====

------------
* Calculated as a percentage of net assets.

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL EQUITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
------------------------------------------------------------------
COMMON STOCK -- 98.9%
AUSTRALIA -- 0.7%
  BHP Billiton, Ltd. ..................      54,024   $  1,105,703
  Zinifex, Ltd. .......................      49,849        641,081
                                                      ------------
                                                         1,746,784
                                                      ------------
AUSTRIA -- 0.4%
  Voestalpine AG.......................      16,270        947,208
                                                      ------------
BELGIUM -- 0.7%
  Fortis...............................      26,332      1,112,362
  InBev NV.............................      12,088        779,389
                                                      ------------
                                                         1,891,751
                                                      ------------
BERMUDA -- 1.2%
  Accenture Ltd., Class A..............      20,570        776,517
  Aquarius Platinum, Ltd. .............      28,010        731,406
  Arch Capital Group, Ltd.+............      10,830        699,510
  Weatherford International, Ltd.+.....      21,410        864,536
                                                      ------------
                                                         3,071,969
                                                      ------------
BRAZIL -- 0.8%
  Companhia Vale do Rio Doce ADR.......      28,200        956,826
  Petroleo Brasileiro SA ADR...........      10,870      1,068,304
                                                      ------------
                                                         2,025,130
                                                      ------------
CANADA -- 1.8%
  Bank of Montreal.....................      16,036        955,745
  Canadian Imperial Bank of Commerce...       9,070        777,517
  Inmet Mining Corp. ..................      10,610        548,983
  Teck Cominco, Ltd., Class B..........       6,711        495,540
  Toronto-Dominion Bank................      17,080      1,014,234
  Yamana Gold, Inc. ...................      64,830        877,034
                                                      ------------
                                                         4,669,053
                                                      ------------
FINLAND -- 0.8%
  Kesko Oyj, Class B...................      21,030      1,121,148
  Wartsila Corp., Class B..............      16,440        946,559
                                                      ------------
                                                         2,067,707
                                                      ------------
FRANCE -- 5.0%
  Air France-KLM.......................      22,739      1,023,131
  AXA..................................      26,161      1,110,402
  BNP Paribas SA.......................       9,009      1,012,143
  Compagnie de St. Gobain..............      11,444      1,085,281
  Credit Agricole SA...................      17,205        742,223
  Lafarge SA...........................       7,477      1,145,185
  Nexans SA............................       7,300      1,001,640
  Renault SA...........................       6,234        774,788
  Sanofi-Aventis.......................      11,690      1,032,538
  Societe Generale.....................       5,953      1,051,455
  Suez SA..............................      21,889      1,076,121
  Vallourec SA.........................       2,882        751,795
  Vivendi Universal SA.................      26,176      1,081,413
                                                      ------------
                                                        12,888,115
                                                      ------------
GERMANY -- 5.3%
  Allianz SE...........................       5,145      1,029,763
  BASF AG..............................       9,013        871,252
  Deutsche Bank AG.....................       7,671      1,084,453
  Deutsche Lufthansa AG................      35,417        993,243
  Deutsche Telekom AG..................      30,893        544,430
  E.ON AG..............................       7,534      1,025,075
  Fresenius AG.........................       4,878      1,026,572

------------------------------------------------------------------
                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
GERMANY (CONTINUED)
  Henkel KGaA..........................       7,211   $  1,007,143
  Linde AG.............................       8,840        950,345
  Merck KGaA...........................       7,548        880,131
  Muenchener Rueckversicherungs-
    Gesellschaft AG....................       4,740        749,423
  Salzgitter AG........................       6,200        792,766
  Siemens AG...........................       7,330        807,488
  Symrise AG+..........................      24,230        639,498
  ThyssenKrupp AG......................      17,290        819,362
  Volkswagen AG........................       6,077        677,422
                                                      ------------
                                                        13,898,366
                                                      ------------
GREECE -- 0.5%
  Piraeus Bank SA......................      33,327      1,195,649
                                                      ------------
HONG KONG -- 1.3%
  China Mobile Hong Kong, Ltd. ........      89,000        819,237
  China Resources Power Holdings
    Co. ...............................     552,000        874,354
  Henderson Land Development Co.,
    Ltd. ..............................     125,000        729,938
  Swire Pacific, Ltd., Class A.........      93,500      1,077,849
                                                      ------------
                                                         3,501,378
                                                      ------------
INDIA -- 0.6%
  Dr Reddy's Laboratories, Ltd. ADR....      28,330        477,927
  Reliance Industries, Ltd. GDR+*......      16,665      1,023,231
                                                      ------------
                                                         1,501,158
                                                      ------------
IRELAND -- 0.6%
  Allied Irish Banks PLC...............      27,538        795,651
  Bank of Ireland......................      34,300        766,626
                                                      ------------
                                                         1,562,277
                                                      ------------
ITALY -- 2.1%
  Banca Intesa SpA.....................     140,829      1,066,133
  Eni SpA..............................      33,708      1,087,569
  Fiat SpA+............................      55,942      1,219,348
  Telecom Italia SpA...................     383,440        962,953
  UniCredito Italiano SpA..............     114,270      1,061,781
                                                      ------------
                                                         5,397,784
                                                      ------------
JAPAN -- 11.4%
  Brother Industries, Ltd. ............      60,000        835,945
  Canon, Inc. .........................      23,400      1,234,214
  Daiichi Sankyo Co., Ltd. ............      30,400        848,950
  Eisai Co., Ltd. .....................      19,300        993,841
  Honda Motor Co., Ltd. ...............      29,300      1,152,824
  Isuzu Motors, Ltd. ..................     169,000        854,614
  Japan Tobacco, Inc. .................         213      1,029,110
  Kawasaki Kisen Kaisha, Ltd. .........     103,000        891,975
  Komatsu, Ltd. .......................      33,800        722,593
  Kyocera Corp. .......................       8,200        755,369
  Makita Corp. ........................      23,700        835,202
  Mitsubishi Corp. ....................      52,200      1,065,269
  Mitsubishi Electric Corp. ...........      82,000        743,750
  Mitsubishi UFJ Financial Group,
    Inc. ..............................         102      1,238,603
  Mitsui Fudosan Co., Ltd. ............      40,000      1,039,900
  Mitsui O.S.K. Lines, Ltd. ...........      91,000        948,614
  Nikon Corp. .........................      39,000        879,386
  Nintendo Co., Ltd. ..................       3,900      1,158,273
  Nippon Telegraph and Telephone
    Corp. .............................         191        955,237

---------------------
    162

SUNAMERICA SERIES TRUST GLOBAL EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Nissan Motor Co., Ltd. ..............      60,700   $    758,753
  Nomura Holdings, Inc. ...............      41,100        837,370
  NSK, Ltd. ...........................      70,000        641,435
  Olympus Corp. .......................      23,000        737,150
  ORIX Corp. ..........................       3,360        966,559
  Sekisui House, Ltd. .................      63,000        890,697
  Shin-Etsu Chemical Co., Ltd. ........      12,200        797,598
  Sumitomo Corp. ......................      52,200        815,983
  Suzuki Motor Corp. ..................      26,900        775,236
  The Sumitomo Trust & Banking Co.,
    Ltd. ..............................      98,000      1,050,641
  The Yokohama Rubber Co., Ltd. .......     132,000        761,995
  Tokyo Electric Power Co., Inc. ......      31,000      1,057,425
  Toyota Motor Corp. ..................      20,000      1,317,954
                                                      ------------
                                                        29,592,465
                                                      ------------
LIBERIA -- 0.3%
  Royal Caribbean Cruises, Ltd. .......      20,290        911,630
                                                      ------------
LUXEMBOURG -- 0.3%
  Tenaris SA...........................      32,899        777,647
                                                      ------------
MEXICO -- 1.0%
  America Movil SA de CV, Series L
    ADR................................      22,560      1,000,762
  Fomento Economico Mexicano SA de CV
    ADR................................       8,846      1,062,139
  Grupo Televisa SA ADR................      21,744        640,578
                                                      ------------
                                                         2,703,479
                                                      ------------
NETHERLANDS -- 1.0%
  ASML Holding NV+.....................      25,750        655,532
  ING Groep NV.........................      23,861      1,043,857
  Koninklijke (Royal) KPN NV...........      58,785        848,672
                                                      ------------
                                                         2,548,061
                                                      ------------
NORWAY -- 1.2%
  Orkla ASA............................      20,246      1,218,050
  Telenor ASA..........................      51,184      1,047,042
  Yara International ASA...............      37,300        994,536
                                                      ------------
                                                         3,259,628
                                                      ------------
RUSSIA -- 0.2%
  Mining & Metallurgical Co. Norilsk
    Nickel ADR.........................       3,478        587,782
                                                      ------------
SINGAPORE -- 0.7%
  CapitaLand, Ltd. ....................     248,000      1,095,163
  Singapore Telecommunications,
    Ltd. ..............................     347,000        796,310
                                                      ------------
                                                         1,891,473
                                                      ------------
SOUTH KOREA -- 0.3%
  Samsung Electronics Co., Ltd.
    GDR+*..............................       2,480        750,820
                                                      ------------
SPAIN -- 2.0%
  Banco Bilbao Vizcaya Argentaria SA...      44,228      1,103,279
  Banco Santander Central Hispano SA...      56,055      1,067,504
  Endesa SA............................      19,900      1,000,433
  Fomento de Construcciones y Contratas
    SA.................................       9,380        982,232
  Repsol YPF SA........................      28,173        927,149
                                                      ------------
                                                         5,080,597
                                                      ------------

------------------------------------------------------------------
                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
SWEDEN -- 0.8%
  Alfa Laval AB........................      18,790   $    886,651
  Telefonaktiebolaget LM Ericsson,
    Class B............................     285,470      1,134,111
                                                      ------------
                                                         2,020,762
                                                      ------------
SWITZERLAND -- 4.0%
  ABB, Ltd. ...........................      62,512      1,109,965
  Actelion, Ltd. +.....................       2,893        703,674
  Credit Suisse Group..................      18,015      1,278,047
  Nestle SA............................       3,463      1,270,555
  Petroplus Holdings AG+...............      12,660        809,287
  Roche Holding AG.....................       7,046      1,328,355
  Swatch Group AG, Class B.............       3,780        897,465
  Swisscom AG..........................       2,090        780,640
  UBS AG...............................      18,232      1,146,000
  Zurich Financial Services AG.........       3,821      1,031,545
                                                      ------------
                                                        10,355,533
                                                      ------------
TAIWAN -- 0.4%
  Hon Hai Precision Industry Co., Ltd.
    GDR................................      83,504      1,134,819
                                                      ------------
UNITED KINGDOM -- 8.3%
  3i Group PLC.........................      51,159      1,064,138
  Alliance Boots PLC...................      54,494        864,067
  AstraZeneca PLC (London).............      18,530      1,033,926
  Aviva PLC............................      62,190      1,007,145
  Barclays PLC.........................      85,923      1,256,357
  Barratt Developments PLC.............      44,353      1,030,168
  Bellway PLC..........................      28,260        788,039
  British Airways PLC+.................      62,599        663,535
  British Land Co. PLC.................      37,449      1,160,294
  BT Group PLC.........................     124,330        750,191
  Centrica PLC.........................     122,943        897,628
  HSBC Holdings PLC....................      54,263        986,238
  International Power PLC..............     133,761        946,800
  Legal & General Group PLC............     324,701        991,709
  Man Group PLC........................     100,312      1,059,995
  Royal Bank of Scotland Group PLC.....      25,647      1,036,137
  Royal Dutch Shell PLC, Class B.......      26,384        887,954
  Shire PLC............................      24,240        510,913
  Smith & Nephew PLC...................      58,870        662,526
  Standard Chartered PLC...............      35,407      1,022,437
  Tesco PLC............................     135,742      1,117,465
  Vodafone Group PLC...................     447,110      1,305,502
  Xstrata PLC..........................      11,153        519,861
                                                      ------------
                                                        21,563,025
                                                      ------------
UNITED STATES -- 45.2%
  Abbott Laboratories..................      14,970        793,410
  Agilent Technologies, Inc.+..........      26,968        862,976
  Akamai Technologies, Inc.+...........       9,800        550,564
  Altria Group, Inc. ..................      14,188      1,239,889
  American Capital Strategies, Ltd. ...      21,864      1,063,684
  American Eagle Outfitters, Inc. .....      25,680        831,518
  American Electric Power Co., Inc. ...      22,935        998,361
  American Financial Group, Inc. ......      30,123      1,063,944
  Amgen, Inc.+.........................      10,410        732,552
  Apache Corp. ........................      13,100        955,907
  Arris Group, Inc.+...................      47,430        674,455
  Assurant, Inc. ......................      19,542      1,086,144

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
  AT&T, Inc. ..........................      58,732   $  2,210,085
  Avnet, Inc.+.........................      28,020        870,021
  Bank of America Corp. ...............      55,753      2,931,493
  Bear Stearns Cos., Inc. .............       5,993        987,946
  Bristol-Myers Squibb Co. ............      36,830      1,060,336
  CenturyTel, Inc. ....................      20,980        940,743
  Cephalon, Inc.+......................       6,930        501,801
  Chevron Corp. .......................      19,277      1,404,908
  Chubb Corp. .........................      18,397        957,380
  CIGNA Corp. .........................       7,791      1,031,528
  Cisco Systems, Inc.+.................      47,328      1,258,452
  CIT Group, Inc. .....................      19,200      1,132,032
  Citigroup, Inc. .....................      34,190      1,884,895
  Cognizant Technology Solutions Corp.,
    Class A+...........................      10,730        915,162
  Comcast Corp., Class A+..............      24,590      1,089,829
  ConocoPhillips.......................      19,566      1,299,378
  Convergys Corp.+.....................      43,875      1,142,505
  Countrywide Financial Corp. .........      18,988        825,598
  CSX Corp. ...........................      21,060        774,797
  Devon Energy Corp. ..................      10,770        754,869
  DIRECTV Group, Inc.+.................      35,028        854,333
  Duke Energy Corp. ...................      26,090        513,712
  Dynegy, Inc., Class A+...............      33,917        239,115
  EMC Corp.+...........................      46,720        653,613
  Exxon Mobil Corp. ...................      66,040      4,893,564
  First Marblehead Corp. ..............      11,610        631,584
  Forest Laboratories, Inc.+...........      11,750        659,292
  General Electric Co. ................      70,840      2,553,782
  Gilead Sciences, Inc.+...............       7,858        505,427
  Goldman Sachs Group, Inc. ...........       4,836      1,026,006
  Google, Inc., Class A+...............       2,198      1,101,857
  Guess?, Inc.+........................      11,969        863,085
  Hartford Financial Services Group,
    Inc. ..............................      11,300      1,072,483
  Hewlett-Packard Co. .................      33,100      1,432,568
  International Business Machines
    Corp. .............................      15,480      1,534,842
  J.C. Penney Co., Inc. ...............      10,120        822,149
  Johnson & Johnson....................      29,185      1,949,558
  Jones Lang LaSalle, Inc. ............      10,660      1,113,970
  KB Home Corp. .......................      14,740        799,203
  Kraft Foods, Inc., Class A...........      28,196        984,604
  Leap Wireless International, Inc.+...      10,783        708,335
  Lehman Brothers Holdings, Inc. ......      13,380      1,100,371
  Lexmark International, Inc., Class
    A+.................................       7,729        487,159
  Lincoln National Corp. ..............      15,443      1,036,843
  Lockheed Martin Corp. ...............      11,529      1,120,503
  Loews Corp. .........................      19,510        847,905
  Loews Corp. -- Carolina Group........      16,715      1,145,646
  Manpower, Inc. ......................      10,860        792,020
  Marathon Oil Corp. ..................      12,391      1,119,403
  Mattel, Inc. ........................      27,010        657,964
  McDonald's Corp. ....................      23,243      1,030,827
  MEMC Electronic Materials, Inc.+.....      22,679      1,188,380
  Merck & Co., Inc. ...................      25,050      1,120,987
  Merrill Lynch & Co., Inc. ...........       7,973        745,954
  MetLife, Inc. .......................      17,800      1,105,736
  Microsoft Corp. .....................      88,700      2,737,282

------------------------------------------------------------------
                                                         VALUE
         SECURITY DESCRIPTION              SHARES     (NOTE 3)(2)
UNITED STATES (CONTINUED)
  Molson Coors Brewing Co., Class B....      10,370   $    837,896
  Morgan Stanley.......................      11,410        944,634
  Nationwide Financial Services, Inc.,
    Class A............................      14,790        808,273
  News Corp., Class B..................      43,199      1,056,216
  Nordstrom, Inc. .....................      18,995      1,058,211
  NVIDIA Corp.+........................      24,771        759,231
  Pactiv Corp.+........................      23,850        773,694
  Pfizer, Inc. ........................      67,494      1,771,043
  PG&E Corp. ..........................      24,565      1,146,694
  Phillips-Van Heusen Corp. ...........      17,850        984,427
  PNC Financial Services Group,
    Inc. ..............................      13,152        970,223
  Precision Castparts Corp. ...........      10,090        896,900
  Procter & Gamble Co. ................      31,630      2,051,838
  Prudential Financial, Inc. ..........      13,000      1,158,690
  Rent-A-Center, Inc.+.................      25,660        755,944
  Reynolds American, Inc. .............      13,400        864,300
  Rite Aid Corp.+......................      84,630        521,321
  Safeway, Inc. .......................      23,410        843,462
  Schering-Plough Corp. ...............      25,780        644,500
  SEACOR Holdings, Inc.+...............       8,330        843,246
  Sempra Energy........................      18,267      1,048,160
  Sotheby's Holdings, Inc., Class A....      14,900        552,492
  Spectra Energy Corp,.................      13,045        340,735
  Standard-Pacific Corp. ..............      29,520        810,029
  Starwood Hotels & Resorts Worldwide,
    Inc. ..............................      12,320        770,986
  Sun Microsystems, Inc.+..............     101,410        673,362
  SUPERVALU, Inc. .....................      25,700        976,086
  Swift Energy Co.+....................      16,410        727,619
  Terex Corp.+.........................      12,236        696,106
  Tesoro Petroleum Corp. ..............      10,680        879,925
  The Western Union Co. ...............      34,020        760,007
  Thermo Fisher Scientific, Inc.+......      19,234        920,347
  TIBCO Software, Inc.+................      81,260        754,093
  Time Warner, Inc. ...................      45,218        988,918
  Union Pacific Corp. .................       8,205        828,705
  United Technologies Corp. ...........      17,600      1,197,152
  US Bancorp...........................      28,806      1,025,494
  Valero Energy Corp. .................      15,787        856,918
  Wachovia Corp. ......................      17,400        983,100
  Walt Disney Co. .....................      31,610      1,111,724
  WellPoint, Inc.+.....................       9,150        717,177
  Western Digital Corp.+...............      32,520        637,392
  Windstream Corp. ....................      57,080        849,350
  Wyeth................................      19,803        978,466
  Xcel Energy, Inc. ...................      33,340        777,822
  Xerox Corp.+.........................      51,484        885,525
                                                      ------------
                                                       117,415,657
                                                      ------------
TOTAL COMMON STOCK
  (cost $209,551,667)..................                256,957,707
                                                      ------------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
  Porsche AG (cost $786,605)...........         584        738,048
                                                      ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $210,338,272)..................                257,695,755
                                                      ------------

---------------------
    164

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                         PRINCIPAL       VALUE
         SECURITY DESCRIPTION              AMOUNT     (NOTE 3)(2)
------------------------------------------------------------------
SHORT-TERM INVESTMENT
  SECURITIES -- 1.2%
  Euro Time Deposit with State Street
    Bank & Trust Co. 2.80% due 02/01/07
    (cost $3,240,000)..................  $3,240,000   $  3,240,000
                                         ----------   ------------
TOTAL INVESTMENTS
  (cost $213,578,272)(1)...............       100.4%   260,935,755
Liabilities in excess of other
  assets...............................        (0.4)    (1,160,522)
                                         ----------   ------------
NET ASSETS.............................       100.0%  $259,775,233
                                         ==========   ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $1,774,051 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  See Note 4 for cost of investments on a tax basis
(2) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities was $121,172,953 representing 47.1% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

                                                           ---------------------

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PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial...........................................  14.6%
Repurchase Agreements......................................   9.2
Medical-Drugs..............................................   5.2
Oil Companies-Integrated...................................   5.2
Auto-Cars/Light Trucks.....................................   3.7
Electric-Integrated........................................   3.6
Insurance-Multi-line.......................................   2.8
Diversified Minerals.......................................   2.7
Telephone-Integrated.......................................   2.4
Food-Misc. ................................................   2.2
Finance-Investment Banker/Broker...........................   2.1
Cellular Telecom...........................................   2.0
Chemicals-Diversified......................................   1.8
Real Estate Operations & Development.......................   1.6
Diversified Manufactured Operations........................   1.4
Steel-Producers............................................   1.4
Metal-Diversified..........................................   1.1
Electronic Components-Misc. ...............................   1.0
Telecom Services...........................................   1.0
Diversified Operations.....................................   0.9
Oil Companies-Exploration & Production.....................   0.9
Building Products-Cement...................................   0.8
Tobacco....................................................   0.8
Audio/Video Products.......................................   0.7
Brewery....................................................   0.7
Electric Products-Misc. ...................................   0.7
Food-Retail................................................   0.7
Import/Export..............................................   0.7
Insurance-Life/Health......................................   0.7
Wireless Equipment.........................................   0.7
Engineering/R&D Services...................................   0.6
Finance-Other Services.....................................   0.6
Gas-Distribution...........................................   0.6
Insurance-Property/Casualty................................   0.6
Machinery-General Industrial...............................   0.6
Office Automation & Equipment..............................   0.6
Real Estate Management/Services............................   0.6
Transport-Rail.............................................   0.6
Transport-Services.........................................   0.6
Enterprise Software/Service................................   0.5
Real Estate Investment Trusts..............................   0.5
Aerospace/Defense..........................................   0.4
Beverages-Wine/Spirits.....................................   0.4
Building & Construction Products-Misc. ....................   0.4
Building & Construction-Misc. .............................   0.4
Building-Heavy Construction................................   0.4
Building-Residential/Commercial............................   0.4
Electric-Distribution......................................   0.4
Electronic Components-Semiconductors.......................   0.4
Insurance-Reinsurance......................................   0.4
Oil Refining & Marketing...................................   0.4
Paper & Related Products...................................   0.4
Rubber-Tires...............................................   0.4
Soap & Cleaning Preparation................................   0.4
Airlines...................................................   0.3
Auto/Truck Parts & Equipment-Original......................   0.3
Cosmetics & Toiletries.....................................   0.3
Distribution/Wholesale.....................................   0.3
Hotels/Motels..............................................   0.3
Machinery-Construction & Mining............................   0.3
Machinery-Electrical.......................................   0.3
Medical Products...........................................   0.3
Multimedia.................................................   0.3%
Photo Equipment & Supplies.................................   0.3
Retail-Apparel/Shoe........................................   0.3
Retail-Major Department Stores.............................   0.3
Retail-Misc./Diversified...................................   0.3
Toys.......................................................   0.3
Agricultural Chemicals.....................................   0.2
Applications Software......................................   0.2
Athletic Footwear..........................................   0.2
Auto-Heavy Duty Trucks.....................................   0.2
Building Products-Doors & Windows..........................   0.2
Chemicals-Specialty........................................   0.2
Computers-Integrated Systems...............................   0.2
Electronic Measurement Instruments.........................   0.2
Food-Catering..............................................   0.2
Gambling (Non-Hotel).......................................   0.2
Industrial Gases...........................................   0.2
Internet Incubators........................................   0.2
Metal Processors & Fabrication.............................   0.2
Public Thoroughfares.......................................   0.2
Retail-Jewelry.............................................   0.2
Telecommunication Equipment................................   0.2
Textile-Products...........................................   0.2
Transport-Marine...........................................   0.2
Water......................................................   0.2
Advertising Services.......................................   0.1
Aerospace/Defense-Equipment................................   0.1
Apparel Manufacturers......................................   0.1
Appliances.................................................   0.1
Banks-Mortgage.............................................   0.1
Banks-Special Purpose......................................   0.1
Broadcast Services/Program.................................   0.1
Building Products-Air & Heating............................   0.1
Circuit Boards.............................................   0.1
Coal.......................................................   0.1
Computer Services..........................................   0.1
Computers-Memory Devices...................................   0.1
Containers-Metal/Glass.....................................   0.1
Cruise Lines...............................................   0.1
Dialysis Centers...........................................   0.1
Diversified Financial Services.............................   0.1
Diversified Operations/Commercial Services.................   0.1
Electronic Security Devices................................   0.1
Food-Wholesale/Distribution................................   0.1
Home Decoration Products...................................   0.1
Machine Tools & Related Products...........................   0.1
Machinery-Farming..........................................   0.1
Medical-Biomedical/Gene....................................   0.1
Medical-Wholesale Drug Distribution........................   0.1
Metal-Aluminum.............................................   0.1
Mining.....................................................   0.1
Networking Products........................................   0.1
Non-Ferrous Metals.........................................   0.1
Power Converter/Supply Equipment...........................   0.1
Printing-Commercial........................................   0.1
Publishing-Books...........................................   0.1
Publishing-Newspapers......................................   0.1
Publishing-Periodicals.....................................   0.1
Retail-Consumer Electronics................................   0.1
Retail-Drug Store..........................................   0.1
Retail-Hypermarkets........................................   0.1
Retail-Pubs................................................   0.1

---------------------
    166

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

INDUSTRY ALLOCATION* (CONTINUED)
Retail-Restaurants.........................................   0.1%
Semiconductor Equipment....................................   0.1
Sugar......................................................   0.1
Television.................................................   0.1
Transport-Truck............................................   0.1
Travel Services............................................   0.1
Web Portals/ISP............................................   0.1
Wire & Cable Products......................................   0.1
                                                             ----
                                                             97.4%
                                                             ====

------------

* Calculated as a percentage of net assets

COUNTRY ALLOCATION*

Japan......................................................  21.7%
United Kingdom.............................................  17.3
Germany....................................................   9.4
United States..............................................   9.3
France.....................................................   6.4
Switzerland................................................   5.7
Australia..................................................   3.3
Netherlands................................................   3.0
Spain......................................................   2.8
Hong Kong..................................................   2.6
Singapore..................................................   1.8
Sweden.....................................................   1.8
Brazil.....................................................   1.5
China......................................................   1.1
Mexico.....................................................   1.1
Finland....................................................   0.9
Russia.....................................................   0.9
Turkey.....................................................   0.9
Austria....................................................   0.8
Italy......................................................   0.8
Belgium....................................................   0.7
India......................................................   0.6
Denmark....................................................   0.5
Norway.....................................................   0.5
Poland.....................................................   0.5
Bermuda....................................................   0.4
South Korea................................................   0.3
Greece.....................................................   0.2
Cayman Islands.............................................   0.1
Egypt......................................................   0.1
Indonesia..................................................   0.1
Ireland....................................................   0.1
Portugal...................................................   0.1
South Africa...............................................   0.1
                                                             ----
                                                             97.4%
                                                             ====

------------
* Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK -- 86.6%
AUSTRALIA -- 3.3%
  AGL Energy, Ltd. .................          9,471      $    127,575
  Alinta, Ltd. .....................          5,469            59,565
  Alumina, Ltd. ....................         52,297           263,393
  Amcor, Ltd. ......................         40,608           230,519
  AMP, Ltd. ........................         27,087           220,592
  Ansell, Ltd. .....................          3,411            29,703
  Australia and New Zealand Banking
    Group, Ltd. ....................         29,452           668,883
  BHP Billiton, Ltd. ...............        161,702         3,309,537
  BlueScope Steel, Ltd. ............         34,255           230,815
  Boral, Ltd. ......................         26,902           167,901
  Brambles, Ltd. ...................         20,164           218,235
  Caltex Australia, Ltd. ...........         18,358           311,164
  Coca-Cola Amatil, Ltd. ...........         10,726            65,313
  Coles Myer, Ltd. .................         21,879           242,220
  Commonwealth Bank of Australia....         24,337           947,377
  CSL, Ltd. ........................          1,764            95,523
  CSR, Ltd. ........................         43,640           121,605
  Foster's Group, Ltd. .............         41,581           218,806
  Insurance Australia Group,
    Ltd. ...........................         34,616           174,238
  John Fairfax Holdings, Ltd. ......         21,036            80,996
  Leighton Holdings, Ltd. ..........          4,415            75,788
  Lend Lease Corp., Ltd. ...........          8,631           127,205
  Macquarie Bank, Ltd. .............          4,257           268,358
  Macquarie Infrastructure Group....         47,453           135,353
  Mayne Group, Ltd. ................         18,338            59,226
  National Australia Bank, Ltd. ....         32,344         1,017,037
  Newcrest Mining, Ltd. ............         14,978           244,241
  OneSteel, Ltd. ...................         23,737            87,379
  Orica, Ltd. ......................         12,911           243,136
  Origin Energy, Ltd. ..............        131,532           930,355
  PaperlinX, Ltd. ..................         19,267            53,315
  QBE Insurance Group, Ltd. ........         14,143           339,812
  Rinker Group, Ltd. ...............         42,922           621,155
  Rio Tinto, Ltd. ..................         14,025           840,502
  Santos, Ltd. .....................         96,592           700,722
  Sonic Healthcare, Ltd. ...........          2,396            27,041
  Stockland.........................            775             5,129
  Suncorp-Metway, Ltd. .............         11,162           187,438
  Sydney Roads Group................         15,818            16,372
  TABCORP Holdings, Ltd. ...........          8,263           112,562
  Telstra Corp., Ltd. ..............         43,967           144,932
  Toll Holdings, Ltd. ..............          7,716           126,246
  Transurban Group..................         12,889            77,456
  Wesfarmers, Ltd. .................          7,653           227,368
  Westpac Banking Corp. ............         34,417           672,917
  Woodside Petroleum, Ltd. .........         52,842         1,541,718
  Woolworths, Ltd. .................         21,083           390,584
                                                         ------------
                                                           17,057,307
                                                         ------------
AUSTRIA -- 0.8%
  Andritz AG........................            454            98,192
  Bank Austria Creditanstalt AG.....          1,650           284,942
  Boehler-Uddeholm AG...............          2,328           164,196
  Erste Bank der Oesterreichischen
    Sparkassen AG...................         12,211           955,693
  Flughafen Wien AG.................            683            68,103
  Immofinanz Immobilien Anlagen
    AG+.............................         22,061           334,983
  Mayr-Melnhof Karton AG............            278            54,018

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
AUSTRIA (CONTINUED)
  Meinl European Land, Ltd.+........          7,240      $    186,847
  Oesterreichische
    Elektrizitaetswirtschafts AG,
    Class A.........................          4,120           199,677
  OMV AG............................         10,594           567,188
  Raiffeisen International Bank
    Holding AG......................          1,766           270,531
  Telekom Austria AG................         21,541           588,698
  Voestalpine AG....................          4,716           274,556
  Wiener Staedtische Versicherung
    AG..............................          1,451           106,224
  Wienerberger AG...................          3,789           234,251
                                                         ------------
                                                            4,388,099
                                                         ------------
BELGIUM -- 0.7%
  Agfa Gevaert NV...................          2,068            53,403
  Bekaert NV........................            183            22,420
  Belgacom SA.......................          3,430           155,627
  Dexia.............................         24,834           738,447
  Fortis............................         30,366         1,280,936
  InBev NV..........................          1,616           104,194
  KBC Groep NV......................          3,204           404,077
  Solvay SA.........................          2,105           321,076
  UCB SA............................          3,071           203,549
  Umicore...........................            896           157,989
                                                         ------------
                                                            3,441,718
                                                         ------------
BERMUDA -- 0.4%
  Cheung Kong Infrastructure
    Holdings, Ltd. .................         40,000           144,722
  China Water Affairs Group,
    Ltd. ...........................         66,587            29,277
  Esprit Holdings, Ltd. ............         67,519           690,395
  Frontline, Ltd. ..................            950            31,026
  Johnson Electric Holdings,
    Ltd. ...........................        112,300            81,408
  Kerry Properties, Ltd. ...........         26,485           123,297
  Li & Fung, Ltd. ..................        129,800           409,201
  NWS Holdings, Ltd. ...............         68,000           147,167
  Shangri-La Asia, Ltd. ............         74,151           200,439
  Ship Finance International, Ltd.
    (New York)......................             47             1,115
  Ship Finance International, Ltd.
    (Oslo)..........................            458            10,640
  Yue Yuen Industrial Holdings,
    Ltd. ...........................         42,500           143,291
                                                         ------------
                                                            2,011,978
                                                         ------------
BRAZIL -- 0.2%
  Arcelor Brasil SA.................          2,744            55,421
  Cia de Concessoes Rodoviarias.....         12,600           165,505
  Companhia Brasileira de
    Distribuicao Grupo Pao de Acuca
    ADR.............................            400            13,180
  Companhia De Bebidas Das
    Americas........................        111,118            50,980
  Companhia Siderurgica Nacional
    SA..............................          3,861           125,225
  Empresa Brasileira de Aeronautica
    SA..............................         15,646           156,972
  Gol-Linhas Aereas Inteligentes SA
    ADR.............................          5,400           162,594
  Souza Cruz SA.....................          3,000            56,496
  Unibanco--Uniao de Bancos
    Brasileiros SA ADR..............          3,450           327,163
                                                         ------------
                                                            1,113,536
                                                         ------------

---------------------
    168

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
CAYMAN ISLANDS -- 0.1%
  ASM Pacific Technology, Ltd. .....          1,500      $      9,076
  Hopewell Highway Infrastructure,
    Ltd. ...........................         89,000            85,035
  Hutchison Telecommunications
    International, Ltd.+............         99,000           240,132
  Kingboard Chemical Holdings,
    Ltd. ...........................         38,000           158,185
                                                         ------------
                                                              492,428
                                                         ------------
CHINA -- 1.1%
  Air China, Ltd. ..................        151,000           107,331
  Aluminum Corp of China, Ltd. .....        156,000           140,898
  Angang Steel Co., Ltd. ...........          8,000            12,627
  Anhui Conch Cement Co., Ltd. .....          4,000            13,589
  Anhui Expressway Co. .............        124,000           105,934
  Bank of China, Ltd. ..............        807,000           398,943
  Bank of Communications Co.,
    Ltd. ...........................        531,000           572,603
  China Construction Bank...........      1,209,952           709,696
  China Life Insurance Co., Ltd. ...        265,000           782,796
  China National Building Material
    Co., Ltd. ......................        127,479           100,512
  China Petroleum & Chemical Corp.,
    Class H.........................        618,000           517,283
  China Shenhua Energy Co., Ltd. ...        125,500           306,664
  China Shipping Development Co.,
    Ltd. ...........................         61,942            87,266
  China Telecom Corp, Ltd. .........        588,000           285,533
  COSCO Holdings....................        117,500            85,846
  Datang International Power
    Generation Co., Ltd. ...........         70,000            71,183
  Dongfeng Motor Group Co., Ltd.+...         93,940            57,026
  Guangzhou R&F Properties Co.,
    Ltd.............................         38,200            73,387
  Harbin Power Equipment, Ltd.......        174,000           193,879
  Huaneng Power International,
    Inc. ...........................        154,000           139,324
  Jiangxi Copper Co., Ltd. .........         53,000            54,478
  PetroChina Co., Ltd. .............        584,000           720,465
  Ping An Insurance Group Co. ......         48,500           236,141
  Shanghai Electric Group Co.,
    Ltd. ...........................         30,000            14,659
  Sinopec Shanghai Petrochemical
    Co., Ltd. ......................         22,000            10,888
  Yanzhou Coal Mining Co., Ltd. ....         82,000            76,645
  Zhejiang Expressway Co., Ltd. ....         22,000            16,906
  Zijin Mining Group Co., Ltd. .....        116,000            72,315
                                                         ------------
                                                            5,964,817
                                                         ------------
DENMARK -- 0.5%
  Danske Bank A/S...................         22,595         1,043,355
  DSV A/S...........................            800           137,755
  GN Store Nord A/S.................          9,400           138,658
  Novo-Nordisk A/S..................          7,800           671,391
  Novozymes A/S.....................          1,628           141,151
  Vestas Wind Systems A/S+..........          4,900           218,111
                                                         ------------
                                                            2,350,421
                                                         ------------
EGYPT -- 0.1%
  Orascom Telecom Holding SAE.......          4,833           332,041
                                                         ------------
FINLAND -- 0.9%
  Cargotec Corp., Class B...........          1,366            81,378
  Fortum Oyj........................          8,420           232,271
  Kesko Oyj, Class B................          6,336           337,784
  Kone Oyj, Class B.................          2,732           161,106
  Metso Corp. ......................          7,573           403,380

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
FINLAND (CONTINUED)
  Neste Oil Oyj.....................          3,303      $    100,638
  Nokia Oyj.........................         78,140         1,719,768
  Outokumpu Oyj.....................          8,315           332,351
  Rautaruukki Oyj...................          3,157           125,456
  Sampo Oyj, Class A................         11,042           302,965
  Stora Enso Oyj, Class R...........         20,846           349,393
  TietoEnator Oyj...................          5,549           149,857
  UPM-Kymmene Oyj...................         18,145           467,607
  Uponor Oyj........................          1,067            41,725
  Wartsila Corp., Class B...........          1,696            97,650
                                                         ------------
                                                            4,903,329
                                                         ------------
FRANCE -- 6.4%
  Accor SA..........................          8,228           682,149
  Alcatel SA........................         40,824           527,963
  Alstom+...........................          4,920           600,966
  Arkema............................          1,767            88,877
  Atos Origin SA+...................            413            23,147
  AXA...............................         70,683         3,000,136
  BNP Paribas SA....................         37,434         4,205,633
  Bouygues SA.......................          8,611           581,976
  Business Objects SA+..............          1,235            46,480
  Cap Gemini SA.....................          2,957           188,256
  Carrefour SA......................          6,477           374,247
  Casino Guichard-Perrachon SA......            316            27,528
  CNP Assurances....................          2,383           273,702
  Compagnie de St. Gobain...........          8,494           805,520
  Compagnie Generale des
    Etablissements Michelin, Class
    B...............................          2,309           211,287
  Credit Agricole SA................         16,111           695,028
  Dassault Systemes SA..............          1,145            62,302
  Essilor International SA..........            754            84,876
  France Telecom SA.................         45,405         1,261,579
  Gecina SA.........................          1,481           246,376
  Groupe Danone.....................          3,938           608,301
  Hermes International..............            633            77,436
  Imerys SA.........................          1,106           105,304
  Klepierre.........................          1,249           221,402
  L'Air Liquide SA..................          4,028           939,038
  Lafarge SA........................          5,884           901,199
  Lagardere SCA.....................          3,012           237,138
  LVMH Moet Henessy Louis Vuitton
    SA..............................          5,200           548,384
  Neopost SA........................          1,152           148,483
  PPR...............................          1,345           198,459
  PSA Peugeot Citroen...............          2,629           173,068
  Publicis Groupe...................          2,001            86,159
  Renault SA........................          2,706           336,313
  Safran SA.........................          1,739            41,479
  Sanofi-Aventis....................         29,525         2,607,844
  Schneider Electric SA.............          5,897           715,148
  Societe BIC SA....................            620            41,994
  Societe Generale..................         14,632         2,584,393
  Societe Television Francaise 1....          2,466            83,547
  Sodexho Alliance SA...............          4,236           295,651
  Suez SA+(Paris)...................         15,506           762,316
  Suez SA+(Brussels)................          1,896            93,099
  Technip SA........................          1,196            77,002
  Thales SA.........................          3,391           178,977
  Thomson...........................          5,184            98,754
  Total SA..........................         70,684         4,773,136

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FRANCE (CONTINUED)
  Unibail...........................          2,019      $    511,419
  Valeo SA..........................          1,692            77,214
  Veolia Environnement..............          3,248           228,609
  Vinci SA..........................          3,888           536,607
  Vivendi Universal SA..............         18,823           777,637
  Zodiac SA.........................            301            20,636
                                                         ------------
                                                           33,074,174
                                                         ------------
GERMANY -- 9.2%
  Adidas AG.........................         11,672           561,707
  Allianz SE........................         21,714         4,346,020
  Altana AG.........................          4,006           246,669
  BASF AG...........................         29,890         2,889,350
  Bayer AG..........................         25,454         1,504,071
  Beiersdorf AG.....................          2,877           193,309
  Celesio AG........................          4,432           253,911
  Commerzbank AG....................         32,913         1,397,670
  Continental AG....................          7,267           879,652
  DaimlerChrysler AG................         45,444         2,823,461
  Deutsche Bank AG..................         27,641         3,907,623
  Deutsche Boerse AG................          5,678         1,193,327
  Deutsche Lufthansa AG.............         12,746           357,452
  Deutsche Post AG..................         40,047         1,232,119
  Deutsche Postbank AG..............          2,953           254,074
  Deutsche Telekom AG...............        159,335         2,807,975
  E.ON AG...........................         34,545         4,700,189
  Fresenius Medical Care AG.........          3,585           480,852
  Heidelberger Druckmaschinen AG....          2,950           124,852
  Henkel KGaA.......................          3,416           534,585
  Hochtief AG.......................          3,129           256,215
  Hypo Real Estate Holding AG.......          7,550           499,415
  KarstadtQuelle AG+................          4,467           144,313
  Linde AG..........................          4,361           468,830
  MAN AG............................          8,717           917,117
  Merck KGaA........................          2,744           319,963
  Metro AG..........................          7,995           547,290
  Muenchener Rueckversicherungs-
    Gesellschaft AG.................         11,002         1,739,484
  Puma AG Rudolf Dassler Sport......            656           239,254
  RWE AG............................         23,123         2,419,756
  SAP AG............................         49,600         2,294,728
  Siemens AG........................         44,933         4,949,910
  Suedzucker AG.....................          4,154            90,295
  ThyssenKrupp AG...................         20,381           965,842
  TUI AG............................         12,792           267,965
  Volkswagen AG.....................          8,785           979,291
                                                         ------------
                                                           47,788,536
                                                         ------------
GREECE -- 0.2%
  Alpha Bank A.E....................          8,870           286,553
  EFG Eurobank Ergasias.............          4,498           176,806
  National Bank of Greece SA........          8,610           448,429
  OPAP SA...........................          6,300           236,634
  Titan Cement Co. SA...............          2,000           112,805
                                                         ------------
                                                            1,261,227
                                                         ------------
HONG KONG -- 2.6%
  Bank of East Asia, Ltd. ..........        109,094           633,029
  BOC Hong Kong Holdings, Ltd. .....        259,000           683,591
  Cathay Pacific Airways, Ltd. .....         74,000           192,088
  Cheung Kong (Holdings), Ltd. .....        108,000         1,434,744

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
HONG KONG (CONTINUED)
  China Mobile Hong Kong, Ltd. .....         88,000      $    810,032
  CLP Holdings, Ltd. ...............        123,200           924,059
  Guangdong Investment, Ltd. .......        406,000           205,915
  Hang Lung Properties, Ltd. .......        135,000           369,130
  Hang Seng Bank, Ltd. .............         50,300           700,045
  Henderson Land Development Co.,
    Ltd. ...........................         52,000           303,654
  Hong Kong & China Gas Co.,
    Ltd. ...........................        267,754           597,021
  Hong Kong Exchanges & Clearing,
    Ltd. ...........................         74,000           811,855
  Hong Kong Electric Holdings,
    Ltd. ...........................         98,000           484,410
  Hopewell Holdings, Ltd. ..........         46,000           175,990
  Hutchison Whampoa, Ltd. ..........        148,500         1,483,274
  Hysan Development Co., Ltd. ......         48,103           130,916
  Link REIT.........................        118,000           277,474
  MTR Corp., Ltd. ..................        101,046           268,302
  New World Development Co., Ltd. ..        167,905           367,727
  PCCW, Ltd. .......................        264,130           158,564
  Sino Land Co., Ltd. ..............         85,357           192,790
  Sun Hung Kai Properties, Ltd. ....         92,000         1,122,077
  Swire Pacific, Ltd., Class A......         64,500           743,543
  Techtronic Industries Co.,
    Ltd. ...........................         66,000           101,266
  Television Broadcasts, Ltd. ......         21,000           145,509
  Wharf Holdings, Ltd. .............         87,742           325,573
                                                         ------------
                                                           13,642,578
                                                         ------------
INDIA -- 0.6%
  ABB, Ltd. India...................            285            23,347
  ACC, Ltd. ........................            544            12,544
  Bajaj Auto, Ltd. .................            571            35,826
  Bharat Forge, Ltd. ...............          1,830            13,909
  Bharat Heavy Electricals..........          1,243            70,785
  Bharti Tele-Ventures, Ltd. .......         42,342           700,491
  Cipla, Ltd. ......................          3,401            19,028
  Dr Reddy's Laboratories, Ltd. ....          1,869            31,359
  GAIL India, Ltd. .................          4,767            30,326
  GlaxoSmithkline Pharmaceuticals,
    Ltd. ...........................            347             9,187
  Glenmark Pharmaceuticals, Ltd. ...          1,130            15,850
  Grasim Industries, Ltd. ..........            673            42,370
  Gujarat Ambuja Cements, Ltd. .....          9,300            28,911
  HDFC Bank, Ltd. ..................          3,552            87,205
  Hero Honda Motors, Ltd. ..........          1,516            24,551
  Hindalco Industries, Ltd. ........         10,000            39,775
  Hindustan Lever, Ltd. ............         15,015            70,634
  Housing Development Finance
    Corp. ..........................          3,355           127,488
  I-Flex Solutions, Ltd. ...........            334            14,688
  ICICI Bank, Ltd. .................         11,501           245,318
  Infosys Technologies, Ltd. .......          7,256           371,274
  ITC, Ltd. ........................         20,100            79,829
  Larsen & Toubro, Ltd. ............          1,901            68,616
  Mahanagar Telephone Nigam.........          3,494            13,038
  Mahindra & Mahindra, Ltd. ........          1,905            38,995
  Maruti Udyog, Ltd. ...............          1,292            27,139
  Oil & Natural Gas Corp., Ltd. ....          4,461            91,259
  Ranbaxy Laboratories, Ltd. .......          2,761            25,507
  Reliance Communications, Ltd. ....         12,600           131,968
  Reliance Energy, Ltd. ............          1,113            12,987
  Reliance Industries, Ltd. ........         11,843           365,242
  Satyam Computer Services, Ltd. ...          8,520            91,455

---------------------
    170

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INDIA (CONTINUED)
  Sun Pharmaceuticals Industries,
    Ltd. ...........................            871      $     20,424
  Tata Consultancy Services,
    Ltd. ...........................          2,357            68,651
  Tata Motors, Ltd. ................          3,526            70,180
  Tata Steel, Ltd. .................          2,453            25,660
  UTI Bank, Ltd. ...................          2,100            25,531
  Wipro, Ltd. ......................          3,678            51,302
  Wire and Wireless India, Ltd. ....          1,900             5,266
  Zee News, Ltd.(3) ................          1,718             1,322
  Zee Telefilms, Ltd. ..............          3,801            26,987
                                                         ------------
                                                            3,256,224
                                                         ------------
INDONESIA -- 0.1%
  PT Telekomunikasi Indonesia.......        530,000           553,304
                                                         ------------
IRELAND -- 0.1%
  Allied Irish Banks PLC............          7,300           212,510
  Bank of Ireland...................          2,800            62,929
  Depfa Bank PLC....................         17,864           315,965
                                                         ------------
                                                              591,404
                                                         ------------
ITALY -- 0.8%
  Alleanza Assicurazioni SpA........            313             4,141
  Assicurazione Generali SpA........            676            29,239
  Autogrill SpA.....................            277             5,117
  Autostrade SpA....................            579            16,989
  Banca Fideuram SpA(3).............            220             1,425
  Banca Intesa SpA (London).........        136,464         1,033,088
  Banca Intesa SpA (Milan)..........            429             3,190
  Banca Monte dei Paschi di Siena
    SpA.............................            439             2,844
  Banca Popolare di Milano Scarl....            129             2,174
  Banche Popolari Unite Scpa........          9,148           259,545
  Banco Popolare di Verona e
    Novara..........................            465            14,644
  Benetton Group SpA................            159             2,751
  Capitalia SpA.....................         17,697           159,165
  Enel SpA..........................          1,444            15,337
  Eni SpA...........................          8,639           278,732
  Fiat SpA+.........................            479            10,441
  Finmeccanica SpA..................            542            15,361
  Italcementi SpA...................            115             3,392
  Luxottica Group SpA...............            206             6,414
  Mediaset SpA......................            513             6,192
  Mediobanca SpA....................          4,369           100,006
  Mediolanum SpA....................            165             1,328
  Pirelli & C. SpA..................          4,284             4,449
  Seat Pagine Gialle SpA+...........          2,428             1,497
  Snam Rete Gas SpA.................            211             1,244
  Telecom Italia SpA................         17,373            51,459
  Telecom Italia SpA (Milan)........          9,947            24,980
  Tiscali SpA+......................            215               730
  UniCredito Italiano SpA...........        200,216         1,860,379
                                                         ------------
                                                            3,916,253
                                                         ------------
JAPAN -- 21.7%
  ACOM Co., Ltd. ...................            930            35,331
  Advantest Corp. ..................          9,200           461,565
  Aeon Co., Ltd. ...................         17,600           383,568
  Aeon Credit Service Co., Ltd. ....          1,300            24,837
  AIFUL Corp. ......................            850            25,900
  Ajinomoto Co., Inc. ..............         28,000           353,277
  Alps Electric Co., Ltd. ..........          7,000            73,965

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
JAPAN (CONTINUED)
  Amada Co., Ltd. ..................         13,000      $    139,868
  Asahi Breweries, Ltd. ............         16,400           252,974
  Asahi Glass Co., Ltd. ............         54,200           714,975
  Asahi Kasei Corp. ................         50,000           332,797
  Asatsu-DK, Inc. ..................          1,100            34,123
  Astellas Pharma, Inc. ............         21,401           911,749
  Bank of Fukuoka, Ltd. ............         29,000           231,072
  Bank Of Kyoto, Ltd. ..............         14,000           146,488
  Benesse Corp. ....................          2,200            86,117
  Bridgestone Corp. ................         42,400           922,995
  Canon, Inc. ......................         41,300         2,178,335
  Casio Computer Co., Ltd. .........         15,600           322,891
  Central Japan Railway Co. ........             63           674,023
  Chiyoda Corp. ....................          9,000           189,414
  Chubu Electric Power Co., Inc. ...         20,300           646,927
  Chugai Pharmaceutical Co.,
    Ltd. ...........................         11,305           255,130
  Citizen Watch Co., Ltd. ..........         14,300           117,028
  Coca-Cola West Japan Co., Ltd. ...            600            13,422
  COMSYS Holdings Corp. ............          8,000            92,301
  Credit Saison Co., Ltd. ..........          2,200            79,490
  CSK Holdings Corp. ...............          3,600           161,890
  Dai Nippon Printing Co., Ltd. ....         18,400           289,377
  Daicel Chemical Industries,
    Ltd. ...........................          8,000            57,496
  Daiichi Sankyo Co., Ltd. .........         29,200           815,439
  Daikin Industries, Ltd. ..........         13,400           443,753
  Daimaru, Inc. ....................         11,000           140,084
  Dainippon Ink and Chemicals,
    Inc. ...........................         26,000           103,715
  Daito Trust Construction Co.,
    Ltd. ...........................          6,800           327,198
  Daiwa House Industry Co., Ltd. ...         36,400           618,634
  Daiwa Securities Group, Inc. .....         51,000           629,374
  Denki Kagaku Kogyo Kabushiki
    Kaisha..........................         17,000            71,274
  Denso Corp. ......................         30,309         1,217,901
  Dowa Mining Co., Ltd. ............         23,000           197,222
  East Japan Railway Co. ...........            147         1,022,258
  Ebara Corp. ......................         15,600            65,537
  Eisai Co., Ltd. ..................         10,000           514,944
  FamilyMart Co., Ltd. .............          2,400            62,334
  Fanuc, Ltd. ......................          8,200           764,505
  Fast Retailing Co., Ltd. .........          4,000           318,300
  Fuji Electric Holdings Co.,
    Ltd. ...........................          7,000            32,996
  Fuji Photo Film Co., Ltd. ........         19,600           810,374
  Fuji Soft ABC, Inc. ..............          2,000            49,420
  Fuji Television Network, Inc. ....             18            40,591
  Fujikura, Ltd. ...................         11,000            96,309
  Fujitsu, Ltd. ....................         74,400           559,029
  Furukawa Electric Co., Ltd. ......         26,600           180,796
  Hankyu Department Stores, Inc. ...          4,000            36,464
  Hirose Electric Co., Ltd. ........          1,200           142,499
  Hitachi Construction Machinery
    Co., Ltd. ......................          1,400            39,422
  Hitachi Plant Technologies,
    Ltd. ...........................         15,000            77,652
  Hitachi, Ltd. ....................        134,800           906,673
  Hokkaido Electric Power Co.,
    Inc. ...........................          1,000            25,204
  Hokuhoku Financial Group, Inc. ...         58,000           221,124
  Honda Motor Co., Ltd. ............         84,704         3,332,724
  Hoya Corp. .......................         16,600           603,306
  Ibiden Co., Ltd. .................          4,900           243,796
  Index Corp. ......................             47            30,427
  Inpex Holdings, Inc.+.............             19           156,413

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Isetan Co., Ltd. .................          7,000      $    131,891
  Ishikawajima-Harima Heavy
    Industries Co., Ltd. ...........         45,000           169,325
  Ito En, Ltd. .....................          1,800            55,258
  ITOCHU Corp. .....................         61,000           534,048
  ITOCHU Techno-Solutions Corp. ....          1,700            86,428
  Japan Airlines Corp.+.............         37,000            78,487
  Japan Real Estate Investment
    Corp. ..........................             27           317,762
  Japan Retail Fund Investment
    Corp. ..........................             24           219,008
  Japan Tobacco, Inc. ..............            195           942,143
  JFE Holdings, Inc. ...............         16,800           937,732
  JGC Corp. ........................         12,000           209,208
  JS Group Corp. ...................         10,800           246,900
  JSR Corp. ........................          6,000           142,934
  JTEKT Corp. ......................          1,000            20,413
  Kajima Corp. .....................         55,800           258,534
  Kamigumi Co., Ltd. ...............          1,000             8,414
  Kaneka Corp. .....................         10,000            89,792
  Kao Corp. ........................         28,800           826,345
  Kawasaki Heavy Industries,
    Ltd. ...........................        111,000           432,253
  Kawasaki Kisen Kaisha, Ltd. ......          3,000            25,980
  Keihin Electric Express Railway
    Co., Ltd. ......................         17,000           122,349
  Keio Corp. .......................          7,000            46,520
  Keyence Corp. ....................          1,500           338,510
  Kikkoman Corp. ...................          5,000            63,168
  Kinden Corp. .....................          1,000             8,134
  Kintetsu Corp. ...................         67,500           198,705
  Kirin Brewery Co., Ltd. ..........         40,800           627,886
  Kobe Steel, Ltd. .................         84,000           304,021
  Kokuyo Co., Ltd. .................          2,000            27,555
  Komatsu, Ltd. ....................         47,800         1,021,892
  Konami Corp. .....................          5,000           132,074
  Konica Minolta Holdings, Inc.+....         18,500           252,467
  Kubota Corp. .....................         65,000           689,217
  Kuraray Co., Ltd. ................         14,000           169,789
  Kurita Water Industries, Ltd. ....          3,000            64,224
  Kyocera Corp. ....................          6,500           598,768
  Kyowa Hakko Kogyo Co., Ltd. ......         13,016           114,214
  Kyushu Electric Power Co.,
    Inc. ...........................         10,200           286,733
  Lawson, Inc. .....................          2,200            79,738
  Leopalace21 Corp. ................          5,400           172,823
  Mabuchi Motor Co., Ltd. ..........          1,100            64,046
  Marubeni Corp. ...................         59,200           321,165
  Marui Co., Ltd. ..................         17,500           216,060
  Matsui Securities Co., Ltd. ......          5,100            45,301
  Matsushita Electric Industrial
    Co., Ltd. ......................         90,000         1,794,508
  Matsushita Electric Works,
    Ltd. ...........................         14,000           155,063
  Meiji Dairies Corp. ..............          8,000            61,270
  Meiji Seika Kaisha, Ltd. .........         10,000            46,866
  Meitec Corp. .....................          1,000            30,936
  Millea Holdings, Inc. ............         29,500         1,055,847
  Minebea Co., Ltd. ................         16,000           106,608
  Mitsubishi Chemical Holdings
    Corp. ..........................         35,500           239,751
  Mitsubishi Corp. .................         54,200         1,106,084
  Mitsubishi Electric Corp. ........         92,800           841,708
  Mitsubishi Estate Co., Ltd. ......         50,000         1,432,775
  Mitsubishi Heavy Industries,
    Ltd. ...........................        156,400           804,985
  Mitsubishi Logistics Corp. .......          3,000            48,566

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
JAPAN (CONTINUED)
  Mitsubishi Materials Corp. .......         82,000      $    322,073
  Mitsubishi Rayon Co., Ltd. .......         19,000           130,439
  Mitsubishi Securities Co.,
    Ltd. ...........................         11,000           124,819
  Mitsubishi UFJ Financial Group,
    Inc. ...........................            335         4,067,960
  Mitsui & Co., Ltd. ...............         65,600         1,050,631
  Mitsui Chemicals, Inc. ...........         21,000           170,661
  Mitsui Fudosan Co., Ltd. .........         36,000           935,910
  Mitsui Mining & Smelting Co.,
    Ltd. ...........................         46,000           237,587
  Mitsui O.S.K. Lines, Ltd. ........          5,000            52,122
  Mitsui Sumitomo Insurance Co.,
    Ltd. ...........................         48,000           574,560
  Mitsui Trust Holdings, Inc. ......         28,518           314,497
  Mitsukoshi, Ltd. .................         15,000            68,589
  Miura Co., Ltd. ..................          6,600           158,269
  Mizuho Financial Group, Inc. .....            409         2,954,335
  Murata Manufacturing Co., Ltd. ...          8,100           574,393
  NamCo Bandai Holdings, Inc. ......          3,000            43,321
  NEC Corp. ........................         80,800           408,557
  NEC Electronics Corp.+............          2,000            52,631
  Net One Systems Co., Ltd. ........             33            46,959
  NGK Insulators, Ltd. .............         17,400           264,003
  NGK Spark Plug Co., Ltd. .........         10,000           203,950
  Nidec Corp. ......................          4,300           304,573
  Nikko Cordial Corp. ..............         34,500           341,782
  Nikon Corp. ......................         12,000           270,580
  Nintendo Co., Ltd. ...............          5,400         1,603,762
  Nippon Building Fund, Inc. .......             32           474,774
  Nippon Electric Glass Co.,
    Ltd. ...........................          9,000           215,195
  Nippon Express Co., Ltd. .........         35,400           202,342
  Nippon Meat Packers, Inc. ........         12,400           139,175
  Nippon Mining Holdings, Inc. .....         21,000           151,546
  Nippon Oil Corp. .................         68,200           458,674
  Nippon Paper Group, Inc. .........             32           121,937
  Nippon Sheet Glass Co., Ltd. .....         18,000            88,188
  Nippon Steel Corp. ...............        220,000         1,305,121
  Nippon Telegraph and Telephone
    Corp. ..........................            128           640,159
  Nippon Yusen Kabushiki Kaisha.....         50,000           382,912
  Nishi-Nippon City Bank, Ltd. .....         28,000           118,905
  Nishimatsu Construction Co.,
    Ltd. ...........................          1,000             3,517
  Nissan Chemical Industries,
    Ltd. ...........................          7,000            85,882
  Nissan Motor Co., Ltd. ...........        126,200         1,577,505
  Nisshin Seifun Group, Inc. .......          6,500            67,181
  Nisshinbo Industries, Inc. .......          2,000            22,280
  Nissin Food Products Co., Ltd. ...          3,200           116,524
  Nitto Denko Corp. ................          9,400           463,875
  Nomura Holdings, Inc. ............         73,800         1,503,598
  Nomura Research Institute,
    Ltd. ...........................          1,200           187,114
  NSK, Ltd. ........................         31,000           284,064
  NTN Corp. ........................         22,000           199,437
  NTT Data Corp. ...................             69           353,506
  NTT DoCoMo, Inc. .................            167           255,005
  Obayashi Corp. ...................         38,000           231,436
  Obic Co, Ltd. ....................            400            84,813
  OJI Paper Co., Ltd. ..............         44,800           245,717
  Oki Electric Industry Co.,
    Ltd. ...........................         22,000            47,353
  Okumura Corp. ....................         11,000            57,460
  Olympus Corp. ....................          5,000           160,250
  Omron Corp. ......................          8,900           240,235
  Onward Kashiyama Co., Ltd. .......          6,000            80,224

---------------------
    172

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  ORACLE Corp.......................          1,800      $     78,560
  Oriental Land Co., Ltd. ..........          3,000           153,454
  Osaka Gas Co., Ltd. ..............         99,200           386,106
  Pioneer Corp. ....................          6,751            94,968
  Promise Co., Ltd. ................          1,200            42,550
  Resona Holdings, Inc. ............            199           553,673
  Ricoh Co., Ltd. ..................         26,000           567,889
  Rohm Co., Ltd. ...................          6,500           593,659
  Sanken Electric Co., Ltd. ........          7,000            71,394
  Sanyo Electric Co., Ltd.+.........         71,000           116,728
  Sapporo Holdings, Ltd. ...........          8,000            46,771
  SBI E*Trade Securities Co.,
    Ltd.............................             66            95,491
  Secom Co., Ltd. ..................          6,000           296,756
  Seiko Epson Corp. ................          4,900           132,413
  Sekisui Chemical Co., Ltd. .......         20,000           154,132
  Sekisui House, Ltd. ..............         42,400           599,454
  Seven & I Holdings Co., Ltd. .....         32,300           973,276
  Sharp Corp. ......................         37,800           646,452
  Shimachu Co., Ltd. ...............          2,400            66,166
  Shimamura Co., Ltd. ..............            900            93,379
  Shimano, Inc. ....................          4,700           136,723
  Shimizu Corp. ....................         40,000           216,437
  Shin-Etsu Chemical Co., Ltd. .....         17,448         1,140,696
  Shinko Securities Co., Ltd. ......         18,000            91,489
  Shinsei Bank, Ltd. ...............         50,000           275,931
  Shionogi & Co., Ltd. .............         12,000           214,080
  Shiseido Co., Ltd. ...............         14,600           309,945
  Showa Denko K.K. .................         26,000            98,891
  Showa Shell Sekiyu K.K. ..........          8,000            87,481
  SMC Corp. ........................          2,900           418,331
  Softbank Corp. ...................         40,400           948,629
  Sompo Japan Insurance, Inc. ......         34,000           434,741
  Sony Corp. .......................         31,847         1,473,101
  Stanley Electric Co., Ltd. .......          3,100            64,280
  Sumitomo Bakelite Co., Ltd. ......          6,000            42,430
  Sumitomo Chemical Co., Ltd. ......         55,400           428,362
  Sumitomo Corp. ...................         40,400           631,527
  Sumitomo Electric Industries,
    Ltd. ...........................         29,200           447,827
  Sumitomo Heavy Industries,
    Ltd. ...........................         19,000           197,778
  Sumitomo Metal Industries,
    Ltd. ...........................        131,000           556,748
  Sumitomo Metal Mining Co.,
    Ltd. ...........................         43,400           568,431
  Sumitomo Mitsui Financial Group,
    Inc. ...........................            254         2,605,528
  Sumitomo Realty & Development Co.,
    Ltd. ...........................         16,000           556,879
  T&D Holdings, Inc. ...............          9,150           617,644
  Taiheiyo Cement Corp. ............         26,000           117,835
  Taisei Corp. .....................         55,000           184,894
  Taisho Pharmaceutical Co.,
    Ltd. ...........................          6,412           112,962
  Taiyo Yuden Co., Ltd. ............          4,000            76,520
  Takara Holdings, Inc. ............          5,000            32,389
  Takashimaya Co., Ltd. ............         16,000           207,662
  Takeda Pharmaceutical Co.,
    Ltd. ...........................         35,501         2,317,692
  Takefuji Corp. ...................          1,490            60,056
  TDK Corp. ........................          5,000           420,876
  Teijin, Ltd. .....................         35,800           203,806
  Terumo Corp. .....................          8,300           334,030
  The 77 Bank, Ltd. ................         17,000           112,432
  The Bank of Yokohama, Ltd. .......         60,000           488,205

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
JAPAN (CONTINUED)
  The Chiba Bank, Ltd. .............         35,000      $    315,784
  The Joyo Bank, Ltd. ..............         38,000           226,680
  The Kansai Electric Power Co.,
    Inc. ...........................         34,300           963,268
  The Shizuoka Bank, Ltd. ..........         30,000           312,017
  The Sumitomo Trust & Banking Co.,
    Ltd. ...........................         62,000           664,691
  THK Co., Ltd. ....................          1,700            41,507
  TIS, Inc. ........................          1,602            35,044
  Tobu Railway Co., Ltd. ...........         36,200           170,801
  Toho Co., Ltd. ...................          3,000            55,238
  Tohoku Electric Power Co.,
    Inc. ...........................         19,900           522,756
  Tokyo Broadcasting System,
    Inc. ...........................          4,000           138,482
  Tokyo Electric Power Co., Inc. ...         49,900         1,702,113
  Tokyo Electron, Ltd. .............          9,900           707,893
  Tokyo Gas Co., Ltd. ..............        104,400           542,302
  Tokyo Tatemono Co., Ltd. .........         12,000           146,062
  Tokyu Corp. ......................         41,000           275,561
  TonenGeneral Sekiyu KK............         14,000           142,676
  Toppan Printing Co., Ltd. ........         17,200           186,391
  Toray Industries, Inc. ...........         49,100           373,654
  Toshiba Corp. ....................        115,000           734,416
  Tosoh Corp. ......................         19,000            89,995
  Toto, Ltd. .......................         22,200           237,747
  Toyo Seikan Kaisha, Ltd. .........          8,000           145,768
  Toyobo Co., Ltd. .................          3,000             9,145
  Toyoda Gosei Co., Ltd. ...........            600            14,285
  Toyota Industries Corp. ..........          4,150           194,745
  Toyota Motor Corp. ...............        137,100         9,034,576
  Trend Micro, Inc.+................          5,500           151,443
  Uni-Charm Corp. ..................          1,500            81,447
  Uniden Corp. .....................          3,000            22,416
  UNY Co., Ltd. ....................          5,000            65,281
  Ushio, Inc. ......................          2,000            41,443
  USS Co, Ltd. .....................          1,000            65,859
  Wacoal Corp. .....................          3,000            37,077
  West Japan Railway Co. ...........             15            66,950
  Yahoo Japan Corp. ................            830           311,636
  Yakult Honsha Co., Ltd. ..........          4,000           114,931
  Yamada Denki Co., Ltd. ...........          4,600           382,638
  Yamaha Corp. .....................          5,000           102,055
  Yamaha Motor Co., Ltd. ...........          2,000            62,137
  Yamato Transport Co., Ltd. .......         12,000           180,279
  Yamazaki Baking Co., Ltd. ........          4,000            37,320
  Yokogawa Electric Corp. ..........          8,600           140,376
                                                         ------------
                                                          113,216,488
                                                         ------------
MALAYSIA -- 0.0%
  IJM Corp BHD......................         38,600            90,102
                                                         ------------
MEXICO -- 1.1%
  Alfa SA, Class A..................         12,000            81,798
  America Movil SA de CV............        902,200         2,004,033
  Cemex SA de CV....................        206,000           731,121
  Coca-Cola Femsa SA de CV, Series
    L...............................          4,000            15,996
  Corporacion GEO SA de CV, Series
    B...............................         13,000            69,001
  Fomento Economico Mexicano, SA de
    CV..............................         23,000           275,932
  Grupo Carso SA de CV..............         26,000            94,995
  Grupo Financiero Banorte SA de
    CV..............................         46,000           183,035
  Grupo Mexico SA de CV, Class B....         38,000           156,245
  Grupo Modelo SA de CV, Series C...         20,000           108,864

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEXICO (CONTINUED)
  Grupo Televisa SA.................         75,000      $    443,073
  Kimberly-Clark de Mexico SA de CV,
    Class A.........................         18,000            77,545
  Telefonos de Mexico SA de CV......        430,000           662,428
  Urbi, Desarrollos Urbanos, SA de
    CV..............................          6,000            21,486
  Wal-Mart de Mexico SA de CV,
    Series V+.......................        130,000           575,522
                                                         ------------
                                                            5,501,074
                                                         ------------
NETHERLANDS -- 3.0%
  ABN Amro Holding NV...............         67,358         2,167,560
  Aegon NV..........................         71,373         1,409,410
  Akzo Nobel NV.....................          9,159           575,942
  Corio NV..........................          2,558           219,117
  Euronext NV.......................          3,052           373,117
  European Aeronautic Defense and
    Space Co. ......................          7,939           263,506
  Hagemeyer NV+.....................          2,229            10,391
  Heineken NV.......................         17,551           891,180
  ING Groep NV......................         65,319         2,857,539
  James Hardie Industries NV........         21,511           158,740
  Koninklijke (Royal) KPN NV........         53,960           779,014
  Koninklijke (Royal) Philips
    Electronics NV..................         27,193         1,062,271
  Koninklijke DSM DV................          5,018           249,284
  Mittal Steel Co NV................         17,913           841,234
  Oce NV............................          2,867            48,812
  Qiagen NV+........................          7,643           131,406
  Reed Elsevier NV..................         12,657           222,279
  Rodamco Europe NV.................          2,100           284,871
  Royal Numico NV...................          6,621           351,346
  TPG NV............................         21,028           956,307
  Unilever NV.......................         47,005         1,251,441
  Wereldhave NV.....................          1,042           139,352
  Wolters Kluwer NV.................          6,853           205,535
                                                         ------------
                                                           15,449,654
                                                         ------------
NORWAY -- 0.5%
  DNB NOR ASA.......................          9,448           142,437
  Norsk Hydro ASA...................         22,335           721,450
  Norske Skogindustrier ASA.........          6,000           110,587
  Orkla ASA.........................          5,900           354,959
  Statoil ASA.......................         18,800           504,639
  Tandberg ASA+.....................          5,000            83,802
  Tandberg Television ASA+..........          2,500            39,305
  Telenor ASA.......................         22,400           458,224
  Yara International ASA............          7,467           199,094
                                                         ------------
                                                            2,614,497
                                                         ------------
POLAND -- 0.5%
  Agora SA..........................          2,900            37,631
  Bank BPH..........................            700           246,114
  Bank Pekao SA.....................          6,200           522,571
  Bank Zachodni WBK SA..............          2,000           178,675
  Grupa Kety SA.....................            100             6,703
  Kghm Polska Miedz SA..............         10,000           305,823
  Polski Koncern Naftowy SA.........         23,500           372,807
  Powszechna Kasa Oszczednosci Bank
    Polski SA.......................         29,400           489,188

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
POLAND (CONTINUED)
  Prokom Software SA................            900      $     49,764
  Telekomunikacja Polska SA.........         54,400           468,285
                                                         ------------
                                                            2,677,561
                                                         ------------
PORTUGAL -- 0.1%
  Banco Comercial Portugues SA......         55,624           206,194
  Brisa-Auto Estradas de Portugal
    SA..............................         13,263           164,739
  Energias de Portugal SA...........         14,706            73,462
  Portugal Telecom SGPS SA..........         20,599           273,403
  PT Multimedia-Servicos de
    Telecomunicacoes e Multimedia,
    SGPS SA.........................          1,636            21,845
                                                         ------------
                                                              739,643
                                                         ------------
RUSSIA -- 0.8%
  LUKOIL ADR........................         10,416           823,906
  Mining & Metallurgical Co. Norilsk
    Nickel ADR......................          5,315           898,235
  Mobile TeleSystems ADR............          5,700           308,712
  OAO Gazprom ADR...................          3,107           133,446
  OAO Gazprom ADR (London)..........         30,403         1,306,156
  OAO Vimpel-Communications ADR.....          3,000           256,290
  Polyus Gold Co. ADR...............          3,400           168,640
  Surgutneftegaz ADR................          4,700           282,000
  Tatneft GDR.......................          2,100           181,860
  Unified Energy System GDR.........          2,586           303,847
                                                         ------------
                                                            4,663,092
                                                         ------------
SINGAPORE -- 1.8%
  Ascendas Real Estate Investment
    Trust...........................         72,000           116,232
  CapitaLand, Ltd. .................         88,000           388,606
  CapitaMall Trust..................         64,000           134,990
  Chartered Semiconductor
    Manufacturing, Ltd.+............        103,000            95,483
  City Developments, Ltd. ..........         37,977           350,141
  ComfortDelGro Corp., Ltd. ........        137,465           162,871
  Cosco Corp. Singapore, Ltd. ......         60,000           106,362
  Creative Technology, Ltd. ........          6,401            43,867
  DBS Group Holdings, Ltd. .........         78,929         1,130,234
  Fraser and Neave, Ltd. ...........         98,000           334,878
  Jardine Cycle & Carriage, Ltd. ...         13,025           120,481
  K-REIT Asia.......................          5,000             8,959
  Keppel Corp., Ltd. ...............         39,000           457,490
  Keppel Land, Ltd. ................         26,000           126,904
  Neptune Orient Lines, Ltd. .......         55,000            87,716
  Overseas-Chinese Banking Corp.,
    Ltd. ...........................        175,888           909,260
  Parkway Holdings, Ltd. ...........         46,000            98,054
  SembCorp Industries, Ltd. ........         60,370           168,190
  SembCorp Marine, Ltd. ............         40,000            88,009
  Singapore Airlines, Ltd. .........         42,000           481,201
  Singapore Exchange, Ltd. .........         55,997           249,329
  Singapore Land, Ltd. .............         17,000            94,051
  Singapore Post, Ltd. .............        111,000            84,238
  Singapore Press Holdings, Ltd. ...        109,936           336,375
  Singapore Technologies
    Engineering, Ltd. ..............         97,472           211,930
  Singapore Telecommunications,
    Ltd. ...........................        784,530         1,800,372
  STATS ChipPAC, Ltd.+..............         99,000            82,901
  United Overseas Bank, Ltd. .......         81,044         1,004,504

---------------------
    174

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SINGAPORE (CONTINUED)
  United Overseas Land, Ltd. .......         44,308      $    148,047
  Venture Corp., Ltd. ..............         19,506           179,797
                                                         ------------
                                                            9,601,472
                                                         ------------
SOUTH AFRICA -- 0.1%
  MTN Group, Ltd. ..................         61,440           737,574
                                                         ------------
SOUTH KOREA -- 0.3%
  Doosan Heavy Industries and
    Construction Co., Ltd. .........          6,100           290,513
  Samsung Electronics Co., Ltd. ....          2,163         1,339,273
                                                         ------------
                                                            1,629,786
                                                         ------------
SPAIN -- 2.8%
  Abertis Infraestructuras SA.......         15,483           444,545
  Acciona SA........................            859           176,678
  Acerinox SA.......................          6,743           185,452
  ACS, Actividades de Construccion y
    Servicios SA....................          7,495           408,552
  Altadis SA........................         16,621           892,378
  Antena 3 de Television SA.........          1,559            34,418
  Banco Bilbao Vizcaya Argentaria
    SA..............................         77,639         1,936,724
  Banco Popular Espanol SA..........         21,550           414,004
  Banco Santander Central Hispano
    SA..............................        123,369         2,349,424
  Cintra Concesiones de
    Infraestructuras de Transporte
    SA..............................          6,915           113,783
  Endesa SA.........................         17,444           876,962
  Fomento de Construcciones y
    Contratas SA....................            943            98,747
  Gas Natural SDG, SA...............         23,519           940,505
  Grupo Ferrovial SA................          1,914           192,212
  Iberdrola SA......................         14,887           636,467
  Indra Sistemas SA.................          1,620            39,730
  Industria de Diseno Textil SA.....          5,838           332,431
  Metrovacesa SA....................            727           116,078
  Repsol YPF SA.....................         24,644           811,013
  Sacyr Vallehermoso SA.............          2,122           128,943
  Sociedad General de Aguas de
    Barcelona SA, Class A...........          5,788           205,110
  Telefonica SA.....................        129,422         2,838,131
  Union Fenosa SA...................          3,515           175,113
                                                         ------------
                                                           14,347,400
                                                         ------------
SWEDEN -- 1.8%
  Alfa Laval AB.....................            600            28,312
  Assa Abloy AB, Class B............          9,773           214,600
  Atlas Copco AB, Class A...........         10,755           370,410
  Atlas Copco AB, Class B...........          7,155           237,571
  Electrolux AB, Series B...........          6,100           116,215
  Eniro AB..........................          3,200            42,515
  Fabege AB.........................          1,300            35,074
  Getinge AB, Class B...............          4,600           100,317
  Hennes & Mauritz AB, Class B......          9,600           522,161
  Holmen AB.........................          1,750            76,603
  Husqvarna AB+.....................          6,100            94,691
  Modern Times Group AB+............          1,000            63,502
  Nordea Bank AB....................         92,626         1,452,510
  Sandvik AB........................         30,270           485,592
  Scania AB, Class B................          3,000           214,976
  Skandinaviska Enskilda Banken AB,
    Class A.........................         14,677           490,030

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
SWEDEN (CONTINUED)
  Skanska AB, Class B...............         11,413      $    238,721
  SKF AB, Class B...................          8,252           163,911
  Ssab Svenskt Stal AB, Series A....          6,150           150,287
  Svenska Cellulosa AB, Class B.....          6,477           346,259
  Svenska Handelsbanken, Class A....         25,410           781,533
  Swedish Match AB..................          8,700           153,993
  Tele2 AB, Class B.................          4,400            65,549
  Telefonaktiebolaget LM Ericsson,
    Class B.........................        482,314         1,916,130
  TeliaSonera AB....................         46,389           372,392
  Volvo AB, Class A.................          3,065           231,239
  Volvo AB, Class B.................          6,415           472,937
  Wihlborgs Fastigheter AB..........            520            10,100
                                                         ------------
                                                            9,448,130
                                                         ------------
SWITZERLAND -- 5.7%
  ABB, Ltd. ........................         79,546         1,412,421
  Ciba Specialty Chemicals AG.......          2,430           161,993
  Clariant AG+......................          8,196           141,565
  Compagnie Financiere Richemont
    AG..............................         13,491           752,955
  Credit Suisse Group...............         30,188         2,141,643
  Geberit AG........................            141           238,331
  Givaudan SA.......................            248           224,908
  Holcim, Ltd. .....................          7,202           717,210
  Kudelski SA.......................          1,372            52,091
  Logitech International SA.........          5,908           170,596
  Lonza Group AG....................          1,380           130,890
  Nestle SA.........................         17,342         6,362,684
  Nobel Biocare Holding AG..........          1,055           351,064
  Novartis AG.......................         75,561         4,362,976
  Roche Holding AG..................         22,725         4,284,255
  Schindler Holding AG..............          3,010           194,337
  Serono SA, Class B................            180           159,208
  Straumann AG......................            483           122,493
  Swatch Group AG...................          1,614            77,484
  Swatch Group AG, Class B..........            868           206,085
  Swiss Re..........................          2,901           242,210
  Swisscom AG.......................            648           242,036
  Syngenta AG+......................          3,872           715,625
  UBS AG............................         86,782         5,454,813
  Zurich Financial Services AG......          2,073           559,642
                                                         ------------
                                                           29,479,515
                                                         ------------
THAILAND -- 0.0%
  Advance Agro Public Co., Ltd.+....            660               709
  Univest Land PCL(3)+..............         22,500                 0
                                                         ------------
                                                                  709
                                                         ------------
TURKEY -- 0.9%
  Akbank TAS........................         99,019           638,442
  Anadolu Efes Biracilik ve Malt
    Sanayii AS......................          2,284            75,044
  Arcelik AS........................         19,421           123,063
  Dogan Sirketler Gruby Holding AS..         85,733           145,975
  Dogan Yayin Holding+..............         25,997            92,605
  Eregli Demir ve Celik Fabrikalari
    TAS.............................         45,474           345,068
  Ford Otomotiv Sanayi AS...........         11,817           112,632
  Haci Omer Sabanci Holdings AS.....         71,032           298,602
  Hurriyet Gazetecilik ve
    Matbaacilik AS..................         14,771            43,489

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TURKEY (CONTINUED)
  Koc Holding AS....................         37,264      $    160,842
  Migros Turk TAS...................         15,676           207,610
  Trakya Cam Sanayii AS.............          6,320            18,329
  Tupras-Turkiye Petrol Rafinerileri
    AS..............................         13,983           250,230
  Turk Hava Yollari Anonim
    Ortakligi+......................          5,130            26,827
  Turk Sise ve Cam Fabrikalari AS...         14,628            58,309
  Turkcell Iletisim Hizmetleri AS...        179,952         1,004,726
  Turkiye Garanti Bankasi AS........        123,142           468,183
  Turkiye Is Bankasi, Class C.......        120,740           581,840
  Yapi Ve Kredi Bankasi AS..........        104,097           204,804
                                                         ------------
                                                            4,856,620
                                                         ------------
UNITED KINGDOM -- 17.3%
  3i Group PLC......................          6,333           131,730
  Aegis Group PLC...................         22,662            63,373
  Alliance Boots PLC................         17,767           281,717
  AMEC PLC..........................          8,935            81,861
  American Physicians Capital,
    Inc. ...........................         47,279         1,434,346
  Amvescap PLC......................          9,302           111,704
  Anglo American PLC................         79,863         3,723,474
  Arriva PLC........................          5,793            82,338
  AstraZeneca PLC (London)..........         58,675         3,273,914
  Aviva PLC.........................         94,464         1,529,811
  BAE Systems PLC...................        106,301           878,850
  Balfour Beatty PLC................         16,578           136,183
  Barclays PLC......................        202,051         2,954,370
  Barratt Developments PLC..........          4,768           110,744
  BBA Aviation PLC..................         17,418            96,671
  Bellway PLC.......................          2,254            62,854
  BG Group PLC......................        108,333         1,425,807
  BHP Billiton PLC..................        128,697         2,420,850
  Biffa PLC.........................         17,626           113,484
  BP PLC............................        581,713         6,145,384
  Britannic Group PLC...............          1,256            16,112
  British Airways PLC+..............         20,325           215,440
  British Land Co. PLC..............         10,707           331,738
  British Sky Broadcasting Group
    PLC.............................         21,812           234,012
  BT Group PLC......................        257,828         1,555,702
  Bunzl PLC.........................         12,114           152,122
  Burberry Group PLC................          5,860            76,270
  Cadbury Schweppes PLC.............         65,351           739,288
  Capita Group PLC..................          4,183            52,104
  Carnival PLC......................          7,196           391,908
  Centrica PLC......................         94,142           687,347
  Close Brothers Group PLC..........            823            16,513
  Cobham PLC........................         35,341           143,400
  Compass Group PLC.................         86,855           520,662
  Corus Group PLC...................         28,850           340,456
  Daily Mail & General Trust........          6,452            96,149
  Diageo PLC........................        107,112         2,087,704
  DSG International PLC.............         36,876           122,262
  Electrocomponents PLC.............         20,249           111,719
  Emap PLC..........................          4,494            70,821
  EMI Group PLC.....................         16,996            82,505
  Enterprise Inns PLC...............         29,580           374,861
  Experian Group, Ltd. .............         15,716           178,732
  Fiberweb PLC......................          5,184            20,645
  FirstGroup PLC....................         15,308           165,047
  FKI PLC...........................          5,356            11,943

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
UNITED KINGDOM (CONTINUED)
  Friends Provident PLC.............         72,290      $    309,532
  George Wimpey PLC.................          8,221            87,625
  GKN PLC...........................         14,066            89,037
  GlaxoSmithKline PLC...............        207,524         5,596,879
  Group 4 Securicor PLC.............          7,209            26,940
  Hammerson PLC.....................          5,870           170,111
  Hanson PLC........................         23,382           355,822
  Hays PLC..........................         10,072            31,431
  HBOS PLC..........................        116,824         2,561,618
  Home Retail Group.................         15,683           131,534
  HSBC Holdings PLC.................        166,846         3,032,451
  ICAP PLC..........................          3,069            29,627
  IMI PLC...........................         13,260           136,044
  Imperial Chemical Industries
    PLC.............................         38,539           346,660
  Imperial Tobacco Group PLC........         20,044           818,963
  Intercontinental Hotels Group
    PLC.............................         17,136           429,995
  International Power PLC...........          9,315            65,934
  Invensys PLC+.....................          7,447            43,381
  J Sainsbury PLC...................         35,170           299,726
  Johnson Matthey PLC...............          7,127           207,410
  Kelda Group PLC...................         20,210           370,485
  Kesa Electricals PLC..............          5,229            35,056
  Kingfisher PLC....................         22,249           104,933
  Ladbrokes PLC.....................         23,587           203,207
  Land Securities Group PLC.........          9,582           404,663
  Legal & General Group PLC.........        240,380           734,174
  Liberty International PLC.........          5,106           127,992
  Lloyds TSB Group PLC..............        196,699         2,256,278
  LogicaCMG PLC.....................         27,237            91,844
  London Stock Exchange Group PLC...          1,357            34,632
  Man Group PLC.....................         20,285           214,351
  Marks & Spencer Group PLC.........         32,068           425,914
  Meggitt PLC.......................         15,929           105,886
  MFI Furniture Group PLC+..........          5,150            13,160
  Misys PLC.........................         15,944            76,498
  National Express Group PLC........          4,865           102,192
  National Grid PLC.................        113,683         1,718,350
  Next PLC..........................          5,025           192,834
  Pearson PLC.......................         15,698           248,538
  Persimmon PLC.....................          5,378           146,817
  Provident Financial PLC...........          1,615            23,357
  Prudential PLC....................         69,358           938,105
  Punch Taverns PLC.................         10,572           239,073
  Reckitt Benckiser PLC.............         32,913         1,588,012
  Reed Elsevier PLC.................         24,789           283,582
  Rentokil Initial PLC..............         11,447            36,453
  Reuters Group PLC.................         29,106           247,578
  Rexam PLC.........................         18,060           191,751
  Rio Tinto PLC.....................         56,763         3,061,303
  Rolls-Royce Group PLC+............         60,101           552,689
  Royal & Sun Alliance Insurance
    Group PLC.......................         99,304           314,160
  Royal Bank of Scotland Group PLC..         89,555         3,618,017
  Royal Dutch Shell PLC, Class A....        120,666         4,085,414
  Royal Dutch Shell PLC, Class B....         84,298         2,837,050
  SABMiller PLC.....................         14,390           326,811
  Sage Group PLC....................         50,300           267,006
  Schroders PLC.....................            786            16,915
  Scottish & Newcastle PLC..........          5,078            54,298
  Scottish and Southern Energy
    PLC.............................         35,676         1,049,340

---------------------
    176

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PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
  Scottish Power PLC................         61,552      $    903,219
  Serco Group PLC...................          2,930            23,966
  Severn Trent PLC..................         11,816           329,204
  Signet Group PLC..................         31,223            73,631
  Slough Estates PLC................          8,412           123,766
  Smith & Nephew PLC................         23,503           264,504
  Smiths Group PLC..................         18,104           381,809
  Stagecoach Group PLC..............         23,616            70,163
  Tate & Lyle PLC...................         22,639           261,066
  Taylor Woodrow PLC................         11,644            93,120
  Tesco PLC.........................        200,137         1,647,582
  The Berkeley Group Holdings PLC+..          2,361            70,292
  Tomkins PLC.......................         29,540           158,935
  Unilever PLC......................         43,022         1,171,034
  United Business Media PLC.........          5,845            81,387
  United Utilities PLC..............          7,621           114,434
  Vodafone Group PLC................      1,655,395         4,833,535
  Whitbread PLC.....................          8,193           261,760
  William Hill PLC..................         17,129           216,886
  Wolseley PLC......................         19,183           496,818
  WPP Group PLC.....................         19,225           282,834
  Xstrata PLC.......................         42,730         1,991,718
  Yell Group PLC....................         12,436           149,913
                                                         ------------
                                                           89,965,942
                                                         ------------
UNITED STATES -- 0.1%
  Synthes, Inc. ....................          2,249           283,969
                                                         ------------
TOTAL COMMON STOCK
  (cost $305,574,965)                                     451,442,601
                                                         ------------
PREFERRED STOCK -- 1.6%
BRAZIL -- 1.3%
  Aracruz Celulose SA, Class B......         18,993           106,140
  Banco Bradesco SA.................         19,000           771,879
  Banco Itau Holding Financeira
    SA..............................         18,890           698,131
  Brasil Telecom Participacoes SA...     10,529,600            88,686
  Centrais Eletricas Brasileiras SA,
    Class B.........................      5,002,360           113,045
  Companhia De Bebidas Das
    Americas........................        743,588           383,159
  Companhia Energetica de Minas
    Gerais..........................      4,407,500           211,032
  Companhia Vale do Rio Doce, Class
    A...............................         55,526         1,568,494
  Contax Participacoes SA...........          8,931             8,325
  Embratel Participacoes SA.........      4,098,758            13,662
  Gerdau SA.........................         14,750           248,605
  Klabin SA.........................         19,500            46,913
  Petroleo Brasileiro SA............         99,000         2,184,567
  Sadia SA..........................         22,000            70,639
  Tele Norte Leste Participacoes
    SA..............................         12,033           161,513
  Telesp Celular Participacoes SA...         14,412            54,960
  Usinas Siderurgicas de Minas
    Gerais SA, Class A..............          3,700           139,705
  Votorantim Celulose e Papel SA....          3,853            70,111
                                                         ------------
                                                            6,939,566
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT        (NOTE 3)(2)
GERMANY -- 0.2%
  Porsche AG........................            394      $    497,930
  RWE AG............................          2,037           184,474
  Volkswagen AG.....................          5,233           389,046
                                                         ------------
                                                            1,071,450
                                                         ------------
RUSSIA -- 0.1%
  Surgutneftegaz ADR................          2,200           190,300
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $5,067,259).................                        8,201,316
                                                         ------------
RIGHTS -- 0.0%+
GERMANY -- 0.0%
  Merck KGaA Expires 02/06/07.......          2,744             5,651
                                                         ------------
JAPAN -- 0.0%
  Dowa Mining Co., Ltd.
    Expires 01/29/10 ...............         23,000             9,787
                                                         ------------
UNITED KINGDOM -- 0.0%
  Meinl European Land, Ltd.
    Expires 02/09/07 ...............          7,240               151
                                                         ------------
TOTAL RIGHTS
  (cost $0).........................                           15,589
                                                         ------------
  TOTAL LONG-TERM INVESTMENT
    SECURITIES
   (cost $310,642,224)..............                      459,659,506
                                                         ------------
REPURCHASE AGREEMENT -- 9.2%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 01/31/07, to be
    repurchased 02/01/07 in the
    amount of $47,973,998 and
    collateralized by Fannie Mae
    Notes, bearing interest at
    5.80%, due 02/09/26 and having
    an approximate value of
    $48,933,450
    (cost $47,970,000)..............    $47,970,000        47,970,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $358,612,224)(1)............           97.4%      507,629,506
Other assets less liabilities.......            2.6        13,554,006
                                        -----------      ------------
NET ASSETS..........................          100.0%     $521,183,512
                                        ===========      ============

------------
+    Non-income producing security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(1)  See Note 4 for cost of investments on a tax basis.
(2) A substantial number of the Portfolios holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities was $439,320,519 representing 84.3% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)  Fair valued security; see Note 3

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

                                                                                                        UNREALIZED
 NUMBER OF                                         EXPIRATION       VALUE AT        VALUE AS OF        APPRECIATION
 CONTRACTS               DESCRIPTION                  DATE         TRADE DATE     JANUARY 31, 2007    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
216     Long    CAC 40 Index..................    February 2007    $15,800,849      $15,760,249         $  (40,600)
 26     Long    Financial Times Stock Exch.       March 2007        3,200,361         3,148,713            (51,648)
                  100 Index...................
 12     Long    German Stock Index............    March 2007        2,578,201         2,656,531             78,330
 17     Long    German Stock Index............    March 2007          916,905           926,261              9,356
 25     Long    Hang Seng Index...............    January 2007      3,257,651         3,226,224            (31,426)
 14     Long    IBEX 35 Index.................    February 2007     2,613,870         2,647,434             33,564
 33     Long    Nikkei Index..................    March 2007        4,467,402         4,744,292            276,891
171     Long    OMXS30 Index..................    February 2007     2,903,973         2,912,562              8,589
  9     Long    S&P Milan Index...............    March 2007        2,434,915         2,479,058             44,144
151     Long    Tokyo Price Index.............    March 2007       20,032,327        21,533,963          1,501,635
                                                                                                        ----------
                                                                                                        $1,828,835
                                                                                                        ==========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
*EUR       17,850,744   USD       23,676,169    3/14/2007     $   365,883
*GBP        3,349,133   USD        6,584,760    3/14/2007           5,210
*HKD      176,990,703   USD       22,761,391    2/16/2007          79,269
*JPY      2,819,965,020 USD       24,161,765    2/16/2007         743,629
*JPY      1,334,524,617 USD       11,507,963    3/14/2007         386,630
 USD       26,739,615   EUR       20,780,900    2/16/2007         365,487
*USD        6,155,040   AUD        8,057,495    2/16/2007          99,397
*USD          515,449   HKD        4,024,279    2/16/2007             280
                                                              ------------
                                                              $ 2,045,785
                                                              ============

----------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
----------------------------------------------------------------------------
*AUD          847,900   USD          647,541    2/16/2007     $   (10,621)
 USD        2,274,551   CHF        2,805,580    2/16/2007         (15,404)
 USD        3,151,173   GBP        1,593,957    2/16/2007         (19,563)
*USD       36,021,811   GBP       18,317,150    3/14/2007         (36,794)
 USD        4,063,189   SEK       27,895,747    3/14/2007         (39,514)
*USD       35,796,703   EUR       27,237,236    3/14/2007        (229,122)
*USD       12,979,728   JPY      1,508,889,607  2/16/2007        (449,296)
*USD       20,453,289   JPY      2,374,465,919  3/14/2007        (665,549)
                                                              ------------
                                                               (1,465,863)
                                                              ------------
Net Unrealized Appreciation (Depreciation)...............     $   579,921
                                                              ============

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD -- Australian Dollar                      GBP - British Pound
CHF -- Swiss Franc                            HKD - Hong Kong Dollar
EUR -- Euro Dollar                            JPY - Japanese Yen

AUD -- Australian Dollar                      SEK - Swedish Krona
CHF -- Swiss Franc                            USD - United States Dollar
EUR -- Euro Dollar

See Notes to Financial Statements

---------------------
    178

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Integrated...................................  10.4%
Banks-Commercial...........................................   9.7
Real Estate Operations & Development.......................   6.9
Cellular Telecom...........................................   5.4
Electronic Components-Semiconductors.......................   5.1
Telephone-Integrated.......................................   5.1
Repurchase Agreements......................................   4.7
Oil Companies-Exploration & Production.....................   4.5
Telecom Services...........................................   2.9
Diversified Minerals.......................................   2.8
Steel-Producers............................................   2.7
Building & Construction-Misc. .............................   2.5
Diversified Operations.....................................   2.2
Medical-Generic Drugs......................................   2.0
Semiconductors Components-Integrated Circuits..............   2.0
Computers..................................................   1.9
Electronic Components-Misc. ...............................   1.8
Casino Hotels..............................................   1.5
Electric-Generation........................................   1.4
Building Products-Cement...................................   1.3
Building-Heavy Construction................................   1.2
Auto-Cars/Light Trucks.....................................   1.1
Applications Software......................................   1.0
Insurance-Life/Health......................................   1.0
Machinery-General Industrial...............................   1.0
Networking Products........................................   1.0
Computers-Periphery Equipment..............................   0.9
Food-Meat Products.........................................   0.9
Transport-Marine...........................................   0.9
Diversified Financial Services.............................   0.8
Energy-Alternate Sources...................................   0.8
Mining.....................................................   0.8
Brewery....................................................   0.7
Coal.......................................................   0.7
Commercial Services-Finance................................   0.7
Food-Misc. ................................................   0.7
Power Converter/Supply Equipment...........................   0.7
Real Estate Management/Services............................   0.7
Shipbuilding...............................................   0.7
Airlines...................................................   0.6
Building-Residential/Commercial............................   0.6
Electric-Integrated........................................   0.6
Entertainment Software.....................................   0.6
Retail-Major Department Stores.............................   0.6
Auto/Truck Parts & Equipment-Original......................   0.5
Machinery-Construction & Mining............................   0.5
Petrochemicals.............................................   0.5
Web Portals/ISP............................................   0.5
Wireless Equipment.........................................   0.5
Equity Fund-Emerging Market................................   0.3
                                                             ----
                                                             98.9%
                                                             ====

COUNTRY ALLOCATION*

South Korea................................................  13.3%
Taiwan.....................................................  11.8
Brazil.....................................................  10.4
Russia.....................................................   9.1
South Africa...............................................   6.3
United States..............................................   5.8
China......................................................   5.7
Malaysia...................................................   5.5
Israel.....................................................   3.7
Mexico.....................................................   3.2
Philippines................................................   2.8
Indonesia..................................................   2.1
Cayman Islands.............................................   1.8
Egypt......................................................   1.8
Hong Kong..................................................   1.8
United Arab Emirates.......................................   1.8
India......................................................   1.7
Bermuda....................................................   1.5
Thailand...................................................   1.5
Turkey.....................................................   1.4
Czech Republic.............................................   1.4
Pakistan...................................................   1.3
Poland.....................................................   1.2
Cyprus.....................................................   0.8
Kazakhstan.................................................   0.8
Germany....................................................   0.4
                                                             ----
                                                             98.9%
                                                             ====

------------
* Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES             (NOTE 3)(3)
--------------------------------------------------------------------------------------
COMMON STOCK -- 88.9%
BERMUDA -- 1.5%
  Hopson Development Holdings, Ltd. ............      1,150,000         $  2,792,112
  Pacific Basin Shipping, Ltd. .................      2,010,000            1,400,432
                                                                        ------------
                                                                           4,192,544
                                                                        ------------
BRAZIL -- 5.7%
  Brasil Ecodiesel+*(1).........................        428,560            2,421,186
  Companhia Vale do Rio Doce ADR................        132,445            4,493,859
  CPFL Energia SA...............................              1                   13
  LPS Brasil Consultoria de Imoveis SA+*(1).....        174,622            1,952,531
  Perdigao SA...................................        202,000            2,567,736
  Petroleo Brasileiro SA ADR....................         50,822            4,994,786
                                                                        ------------
                                                                          16,430,111
                                                                        ------------
CAYMAN ISLANDS -- 1.8%
  Melco PBL Entertainment Macau, Ltd. ADR+......         87,280            1,687,995
  The9 Ltd. ADR+................................         48,400            1,783,540
  Xingda International Holdings, Ltd.+..........      2,952,000            1,618,249
                                                                        ------------
                                                                           5,089,784
                                                                        ------------
CHINA -- 5.7%
  Baoye Group Co., Ltd. ........................      1,006,000            1,763,559
  China Merchants Bank Co., Ltd.+...............        940,500            2,030,799
  China Petroleum & Chemical Corp. .............      5,470,000            4,578,544
  China Shenhua Energy Co., Ltd. ...............        772,500            1,887,630
  Dongfeng Motor Group Co., Ltd.+...............      5,102,000            3,097,154
  Shanghai Prime Machinery Co., Ltd.+*(1).......      7,360,000            2,954,717
                                                                        ------------
                                                                          16,312,403
                                                                        ------------
CYPRUS -- 0.8%
  Mirland Development Corp. PLC+*(1)............        224,083            2,421,405
                                                                        ------------
CZECH REPUBLIC -- 1.4%
  CEZ A.S.......................................         91,235            3,891,923
                                                                        ------------
EGYPT -- 1.8%
  Orascom Construction Industries...............         36,498            1,664,613
  Telecom Egypt.................................      1,523,541            3,399,008
                                                                        ------------
                                                                           5,063,621
                                                                        ------------
GERMANY -- 0.4%
  Bank of Georgia GDR+..........................         39,300            1,021,800
                                                                        ------------
HONG KONG -- 1.8%
  China Mobile Hong Kong, Ltd. .................        263,500            2,425,492
  China Netcom Group Corp. Hong Kong, Ltd. .....      1,148,500            2,883,358
                                                                        ------------
                                                                           5,308,850
                                                                        ------------
INDIA -- 1.7%
  Bharat Heavy Electricals Ltd. ................         33,597            1,913,245
  Satyam Computer Services, Ltd. ...............        278,527            2,989,759
                                                                        ------------
                                                                           4,903,004
                                                                        ------------
INDONESIA -- 2.1%
  Bank Rakyat Indonesia.........................      3,955,500            2,319,372
  Telekomunikasi Indonesia PT...................      2,232,000            2,330,142
  United Tractors Tbk PT........................      1,817,500            1,347,655
                                                                        ------------
                                                                           5,997,169
                                                                        ------------

--------------------------------------------------------------------------------------
                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES             (NOTE 3)(3)
ISRAEL -- 3.7%
  Bank Hapoalim B.M. ...........................        704,690         $  3,294,542
  Partner Communications Co. ...................        135,073            1,677,897
  Teva Pharmaceutical Industries, Ltd. ADR......        165,317            5,802,627
                                                                        ------------
                                                                          10,775,066
                                                                        ------------
KAZAKHSTAN -- 0.8%
  Kazkommertsbank GDR+*(1)......................         84,900            1,893,270
  Kazkommertsbank GDR+..........................         13,485              300,715
                                                                        ------------
                                                                           2,193,985
                                                                        ------------
MALAYSIA -- 5.5%
  Genting Bhd...................................        233,600            2,549,722
  Malaysian Bulk Carriers Bhd...................      1,496,900            1,261,783
  Public Bank Bhd...............................      1,719,400            4,346,748
  Road Builder M Holdings Bhd...................      1,981,000            2,219,335
  Sime Darby Bhd................................      1,162,000            2,726,021
  SP Setia Bhd..................................      1,496,800            2,570,300
                                                                        ------------
                                                                          15,673,909
                                                                        ------------
MEXICO -- 3.2%
  America Movil SA de CV, Series L ADR..........         40,274            1,786,554
  Axtel SA de CV+...............................      1,030,284            3,520,834
  Cemex SAB de CV ADR+..........................        106,900            3,782,122
                                                                        ------------
                                                                           9,089,510
                                                                        ------------
PAKISTAN -- 1.3%
  MCB Bank, Ltd. ...............................        488,500            2,396,855
  Pakistan Telecommunication Co., Ltd. .........      1,580,000            1,437,430
                                                                        ------------
                                                                           3,834,285
                                                                        ------------
PHILIPPINES -- 2.8%
  Ayala Land, Inc. .............................      5,810,000            2,089,053
  Filinvest Land, Inc.+*(1).....................     12,380,000              410,135
  First Philippine Holdings Corp. ..............      1,126,750            1,747,400
  Globe Telecom, Inc. ..........................         65,490            1,929,155
  Universal Robina Corp.*(1) ...................      4,976,690            1,934,985
                                                                        ------------
                                                                           8,110,728
                                                                        ------------
POLAND -- 1.2%
  Globe Trade Centre SA+........................        207,623            3,467,542
                                                                        ------------
RUSSIA -- 9.1%
  LUKOIL........................................         49,737            3,986,571
  LUKOIL ADR....................................         59,041            4,670,143
  Mobile TeleSystems ADR........................         82,900            4,489,864
  OAO Gazprom...................................        324,546            3,521,055
  OAO Gazprom ADR...............................        220,259            9,460,124
                                                                        ------------
                                                                          26,127,757
                                                                        ------------
SOUTH AFRICA -- 6.3%
  Barloworld, Ltd. .............................        142,659            3,695,547
  Gold Fields, Ltd. ............................         16,112              271,325
  Gold Fields, Ltd. ADR.........................        120,900            2,042,001
  Nedbank Group, Ltd. ..........................        101,192            1,944,660
  Sasol, Ltd. ..................................        150,531            5,127,164
  Telkom SA, Ltd. ..............................        222,561            4,963,393
                                                                        ------------
                                                                          18,044,090
                                                                        ------------
SOUTH KOREA -- 12.9%
  Daegu Bank....................................        230,220            3,801,484
  Daelim Industrial Co.+........................         43,160            3,529,699

---------------------
    180

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                                            VALUE
              SECURITY DESCRIPTION                    SHARES             (NOTE 3)(3)
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOUTH KOREA (CONTINUED)
  GS Engineering & Construction Corp. ..........         37,850         $  3,149,469
  Hyundai Mipo Dockyard Co., Ltd. ..............         16,480            2,058,713
  Hyundai Mobis+................................         17,070            1,388,423
  Kookmin Bank+.................................         40,292            3,209,101
  Korean Air Lines Co., Ltd. ...................            469               16,838
  Lotte Shopping Co., Ltd. .....................          4,642            1,806,809
  NHN Corp+.....................................         11,594            1,530,081
  POSCO.........................................          8,688            3,055,973
  Samsung Electronics Co., Ltd. ................         17,323           10,725,950
  Samsung Electronics Co., Ltd. GDR*(1).........          1,771              536,170
  Shinhan Financial Group Co., Ltd.+............         44,780            2,341,598
                                                                        ------------
                                                                          37,150,308
                                                                        ------------
TAIWAN -- 11.8%
  AU Optronics Corp. ...........................      2,172,000            2,897,883
  China Life Insurance Co., Ltd.+...............      5,364,000            2,904,888
  China Steel Corp. ............................      1,640,945            1,695,825
  Chunghwa Telecom Co., Ltd. ...................      1,363,000            2,617,960
  D-Link Corp. .................................      2,016,000            2,840,628
  Formosa Chemicals & Fibre Corp. ..............        832,000            1,486,366
  HON HAI Precision Industry Co., Ltd. .........        328,068            2,245,454
  Lite-On Technology Corp. .....................      1,822,281            2,636,068
  MediaTek, Inc. ...............................        197,000            2,153,414
  Mitac International...........................      2,029,000            2,470,257
  Novatek Microelectronics Corp., Ltd. .........        415,000            2,053,117
  Taiwan Semiconductor Manufacturing Co.,
    Ltd. .......................................      1,757,989            3,633,634
  Wistron Corp. ................................      2,062,588            2,981,831
  Wistron NeWeb Corp. ..........................        469,000            1,279,209
                                                                        ------------
                                                                          33,896,534
                                                                        ------------
THAILAND -- 1.5%
  Krung Thai Bank PCL (Foreign Shares)(4).......      5,130,722            1,731,708
  LPN Development PCL NVDR......................      6,795,600              928,148
  Siam Commercial Bank PCL......................        895,300            1,473,437
                                                                        ------------
                                                                           4,133,293
                                                                        ------------
TURKEY -- 1.4%
  Turk Hava Yollari Anonim Ortakligi+...........        299,159            1,564,404
  Turkcell Iletisim Hizmetleri AS...............        423,847            2,366,465
                                                                        ------------
                                                                           3,930,869
                                                                        ------------
UNITED ARAB EMIRATES -- 1.8%
  Emaar Properties..............................      1,509,015            5,197,337
                                                                        ------------
UNITED STATES -- 0.9%
  NII Holdings, Inc.+...........................         35,351            2,608,904
                                                                        ------------
TOTAL COMMON STOCK
  (cost $219,007,248)...........................                         254,866,731
                                                                        ------------
PREFERRED STOCK -- 5.1%
BRAZIL -- 4.7%
  Companhia de Bebidas das Americas ADR.........         41,200            2,131,276
  Companhia Energetica de Minas Gerais..........            611                   29

--------------------------------------------------------------------------------------
                                                      SHARES/
                                                     PRINCIPAL              VALUE
              SECURITY DESCRIPTION                    AMOUNT             (NOTE 3)(3)
BRAZIL (CONTINUED)
  Companhia Vale do Rio Doce ADR................        118,050         $  3,391,577
  Petroleo Brasileiro SA ADR....................         71,925            6,379,748
  Usinas Siderurgicas de Minas Gerais SA, Class
    A...........................................         39,090            1,475,962
                                                                        ------------
                                                                          13,378,592
                                                                        ------------
SOUTH KOREA -- 0.4%
  Samsung Electronics Co., Ltd. ................          2,653            1,247,932
                                                                        ------------
TOTAL PREFERRED STOCK
  (cost $7,248,525).............................                          14,626,524
                                                                        ------------
EXCHANGE TRADED FUNDS -- 0.3%
UNITED STATES -- 0.3%
  iShares MSCI Emerging Markets Index Fund
    (cost $980,312).............................          8,600              982,980
                                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $227,236,085)...........................                         270,476,235
                                                                        ------------
REPURCHASE AGREEMENT -- 4.6%
  Agreement with Bank of America NA, bearing
    interest at 5.23% dated 01/31/07 to be
    repurchased 02/01/07 in the amount of
    $13,344,938 and collateralized by Federal
    Home Loan Bank Notes, bearing interest at
    4.87% due 05/25/12 and having an approximate
    value of $13,626,357
    (cost $13,343,000)..........................    $13,343,000           13,343,000
                                                                        ------------
TOTAL INVESTMENTS
  (cost $240,579,085)(2)........................           98.9%         283,819,235
Other assets less liabilities...................            1.1            3,203,463
                                                    -----------         ------------
NET ASSETS......................................          100.0%        $287,022,698
                                                    ===========         ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $14,524,399 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)  Illiquid security
(2)  See Note 4 for cost of investments on a tax basis.
(3) A substantial number of the Fund's holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities was $269,214,452 representing 93.7% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(4)  Fair valued security; see Note 3
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
NVDR -- Non Voting Depository Receipt

                                                           ---------------------

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
*CLP      541,965,400   USD        1,001,784    8/01/2007      $   6,163
 PHP       20,010,289   USD          409,041    2/06/2007            194
                                                               ----------
                                                               $   6,357
                                                               ----------

----------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE       (DEPRECIATION)
----------------------------------------------------------------------------
*USD        1,008,871   CLP      541,965,400    8/01/2007      $ (13,249)
                                                               ----------
Net Unrealized Appreciation (Depreciation)...............      $  (6,892)
                                                               ==========

---------------
* Represents offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
CLP -- Chilean Peso
PHP -- Philippine Peso

                                                                                                       GROSS
                                                                         NOTIONAL    TERMINATION     UNREALIZED
                        EQUITY SWAPS                          SHARES      AMOUNT        DATE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated January 27, 2006 to
  receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three
  month USD-LIBOR plus 4.00%#...............................      600   $  192,650     2/01/07        $ 27,534
Agreement with Merrill Lynch dated September 18, 2006 to
  receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three
  month USD-LIBOR plus 4.25%#...............................    8,010    2,544,032     9/18/07         143,916
Agreement with Merrill Lynch dated January 27, 2006 to
  receive quarterly the total return on MSCI India Index and pay quarterly the notional amount multiplied by the three
  month USD-LIBOR plus 4.00%#...............................   12,655    3,429,897     2/01/07         580,738
                                                                                                      --------
                                                                                                      $752,188
                                                                                                      --------

                                                                                                       GROSS
                                                                                                     UNREALIZED
                                                                                                   (DEPRECIATION)
                                                                                                   --------------
Agreement with Merrill Lynch dated January 29, 2007 to
  receive annually the total return on MSCI India Index and
  pay quarterly the notional amount multiplied by the three
  month USD-LIBOR minus 3.00%#..............................   13,300   $5,238,724     2/08/08        $(30,417)
                                                                                                      --------
Net Unrealized Appreciation (Depreciation)..................                                          $721,771
                                                                                                      ========

---------------
# Fair valued security; See Note 3.

See Notes to Financial Statements

---------------------
    182

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

PORTFOLIO PROFILE -- JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial..........................................   10.3%
Telephone-Integrated......................................    7.0
Medical-Drugs.............................................    5.7
Insurance-Multi-line......................................    5.1
Oil Companies-Integrated..................................    5.1
Telecom Services..........................................    4.2
Aerospace/Defense.........................................    3.1
Cellular Telecom..........................................    3.1
Electronic Components-Semiconductors......................    3.0
Television................................................    2.9
Food-Misc. ...............................................    2.8
Diversified Manufactured Operations.......................    2.7
Repurchase Agreements.....................................    2.6
Audio/Video Products......................................    2.5
Paper & Related Products..................................    2.2
Insurance-Reinsurance.....................................    2.0
Electronic Components-Misc. ..............................    1.9
Photo Equipment & Supplies................................    1.7
Auto-Cars/Light Trucks....................................    1.6
Retail-Drug Store.........................................    1.6
Diversified Operations....................................    1.5
Food-Catering.............................................    1.5
Electric-Integrated.......................................    1.4
Machinery-Construction & Mining...........................    1.4
Power Converter/Supply Equipment..........................    1.4
Rubber-Tires..............................................    1.4
Transport-Services........................................    1.4
Chemicals-Diversified.....................................    1.2
Chemicals-Specialty.......................................    1.2
Hotels/Motels.............................................    1.0
Real Estate Operations & Development......................    1.0
Water.....................................................    1.0
Auto/Truck Parts & Equipment-Original.....................    0.9
Electronic Security Devices...............................    0.9
Finance-Investment Banker/Broker..........................    0.9
Food-Retail...............................................    0.9
Publishing-Books..........................................    0.9
Publishing-Periodicals....................................    0.9
Toys......................................................    0.9
Diversified Operations/Commercial Services................    0.8
Internet Security.........................................    0.8
Security Services.........................................    0.8
Computers.................................................    0.7
Multimedia................................................    0.7
Oil-Field Services........................................    0.7
Retail-Building Products..................................    0.7
Electric-Distribution.....................................    0.6
Medical-Wholesale Drug Distribution.......................    0.6
Insurance-Property/Casualty...............................    0.5
Human Resources...........................................    0.2
                                                            -----
                                                             99.9%
                                                            =====

------------
* Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United Kingdom............................................   23.7%
France....................................................   11.4
Germany...................................................    9.4
Netherlands...............................................    6.9
Japan.....................................................    6.2
Spain.....................................................    4.7
South Korea...............................................    4.0
Switzerland...............................................    4.0
Sweden....................................................    3.7
Italy.....................................................    3.5
United States.............................................    2.7
Hong Kong.................................................    2.5
Finland...................................................    2.2
Taiwan....................................................    1.8
Brazil....................................................    1.7
Canada....................................................    1.7
Cayman Islands............................................    1.6
Norway....................................................    1.6
Singapore.................................................    1.6
Denmark...................................................    1.4
Australia.................................................    1.1
Portugal..................................................    1.0
Israel....................................................    0.8
Mexico....................................................    0.5
Thailand..................................................    0.2
                                                            -----
                                                             99.9%
                                                            =====

                                                           ---------------------

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK -- 97.2%
AUSTRALIA -- 1.1%
  National Australia Bank, Ltd. ....        188,228      $  5,918,711
                                                         ------------
BRAZIL -- 1.7%
  Empressa Brasileira de Aeronautica
    SA ADR..........................        109,830         4,453,607
  Tele Norte Leste Participacoes SA
    ADR.............................        347,770         4,691,417
                                                         ------------
                                                            9,145,024
                                                         ------------
CANADA -- 1.7%
  BCE, Inc. ........................        135,987         3,575,321
  Jean Coutu Group, Inc., Class A...        299,800         3,948,759
  Loblaw Cos., Ltd. ................         30,600         1,337,840
                                                         ------------
                                                            8,861,920
                                                         ------------
CAYMAN ISLANDS -- 1.6%
  ACE, Ltd. ........................         78,810         4,553,642
  XL Capital, Ltd., Class A.........         61,300         4,229,700
                                                         ------------
                                                            8,783,342
                                                         ------------
DENMARK -- 1.4%
  Vestas Wind Systems A/S+..........        168,043         7,479,996
                                                         ------------
FINLAND -- 2.2%
  Stora Enso Oyj....................        346,270         5,788,213
  UPM-Kymmene Oyj...................        233,554         6,018,815
                                                         ------------
                                                           11,807,028
                                                         ------------
FRANCE -- 11.4%
  Accor SA..........................         65,376         5,420,048
  AXA...............................        128,604         5,458,590
  Compagnie Generale des
    Etablissements Michelin, Class
    B...............................         78,705         7,201,973
  France Telecom SA.................        418,690        11,633,311
  Sanofi-Aventis....................        116,038        10,249,247
  Suez SA...........................        111,988         5,505,626
  Thomson...........................        413,010         7,867,715
  Total SA..........................         62,820         4,242,097
  Valeo SA..........................         62,244         2,840,483
                                                         ------------
                                                           60,419,090
                                                         ------------
GERMANY -- 9.4%
  BASF AG...........................         43,446         4,199,756
  Bayerische Motoren Werke AG.......        137,130         8,405,336
  Celesio AG........................         54,236         3,107,208
  Deutsche Post AG..................        246,453         7,582,577
  E.ON AG...........................         55,466         7,546,698
  Infineon Technologies AG+.........        392,450         5,639,469
  Muenchener Rueckversicherungs-
    Gesellschaft AG.................         30,680         4,850,697
  Siemens AG........................         80,540         8,872,450
                                                         ------------
                                                           50,204,191
                                                         ------------
HONG KONG -- 2.5%
  Cheung Kong (Holdings), Ltd. .....        385,000         5,114,596
  Hutchison Whampoa, Ltd. ..........        449,000         4,484,781
  Swire Pacific, Ltd., Class A......        298,500         3,441,046
                                                         ------------
                                                           13,040,423
                                                         ------------
ISRAEL -- 0.8%
  Check Point Software
    Technologies+...................        169,220         4,037,589
                                                         ------------
ITALY -- 3.5%
  Eni SpA...........................        159,856         5,157,661
  Mediaset SpA......................        540,982         6,529,910
  UniCredito Italiano SpA...........        737,071         6,848,761
                                                         ------------
                                                           18,536,332
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
JAPAN -- 6.2%
  Fuji Photo Film Co., Ltd. ........        138,600      $  5,730,500
  Mabuchi Motor Co., Ltd. ..........         77,700         4,523,979
  Mitsubishi UFJ Financial Group,
    Inc. ...........................            203         2,465,062
  Nintendo Co., Ltd. ...............         16,900         5,019,182
  Olympus Corp. ....................        111,000         3,557,549
  Sompo Japan Insurance, Inc. ......        220,000         2,813,027
  Sony Corp. .......................        114,300         5,287,013
  Takeda Pharmaceutical Co.,
    Ltd. ...........................         53,600         3,499,290
                                                         ------------
                                                           32,895,602
                                                         ------------
MEXICO -- 0.5%
  Telefonos de Mexico SA de CV ADR..         93,510         2,870,757
                                                         ------------
NETHERLANDS -- 6.9%
  Akzo Nobel NV.....................         31,410         1,975,142
  ING Groep NV......................        239,288        10,468,238
  Koninklijke (Royal) Philips
    Electronics NV..................        149,189         5,827,937
  Reed Elsevier NV..................        175,197         3,076,760
  SBM Offshore NV...................        101,800         3,588,770
  Unilever NV.......................        218,757         5,824,093
  Vedior NV.........................         51,900         1,076,165
  Wolters Kluwer NV.................        154,390         4,630,458
                                                         ------------
                                                           36,467,563
                                                         ------------
NORWAY -- 1.6%
  Telenor ASA.......................        424,640         8,686,623
                                                         ------------
PORTUGAL -- 1.0%
  Portugal Telecom SGPS SA..........        409,647         5,437,095
                                                         ------------
SINGAPORE -- 1.6%
  DBS Group Holdings, Ltd. .........        349,300         5,001,846
  Singapore Telecommunications,
    Ltd. ...........................      1,582,000         3,630,440
                                                         ------------
                                                            8,632,286
                                                         ------------
SOUTH KOREA -- 4.0%
  Kookmin Bank ADR..................         73,720         5,862,952
  KT Corp. ADR......................         85,380         1,972,278
  Samsung Electronics Co., Ltd.
    GDR+*...........................         34,213        10,357,986
  SK Telecom Co., Ltd. ADR..........        134,130         3,185,587
                                                         ------------
                                                           21,378,803
                                                         ------------
SPAIN -- 4.7%
  Banco Santander Central Hispano
    SA..............................        328,614         6,258,085
  Repsol YPF SA ADR.................        248,630         8,187,386
  Telefonica SA.....................        481,565        10,560,372
                                                         ------------
                                                           25,005,843
                                                         ------------
SWEDEN -- 3.7%
  Atlas Copco AB, Class A...........        223,140         7,685,095
  Nordea Bank AB....................        473,361         7,433,182
  Securitas AB......................        239,090         3,543,834
  Securitas Systems AB+.............        239,090           927,235
                                                         ------------
                                                           19,589,346
                                                         ------------
SWITZERLAND -- 4.0%
  Lonza Group AG....................         69,666         6,607,670
  Nestle SA.........................         11,510         4,222,956
  Swiss Re..........................         67,985         5,676,191
  UBS AG............................         74,254         4,667,347
                                                         ------------
                                                           21,174,164
                                                         ------------
TAIWAN -- 1.8%
  Chunghwa Telecom Co., Ltd. ADR+...        297,845         6,168,370
  Compal Electronics, Inc. GDR+*....        792,368         3,486,419
                                                         ------------
                                                            9,654,789
                                                         ------------

---------------------
    184

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES        (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
THAILAND -- 0.2%
  Advanced Info Service Public Co.,
    Ltd. ...........................        390,700      $    822,629
                                                         ------------
UNITED KINGDOM -- 23.7%
  Alliance Boots PLC................        280,673         4,450,401
  Aviva PLC.........................        159,610         2,584,827
  BAE Systems PLC...................        738,961         6,109,402
  BP PLC............................        406,092         4,290,073
  British Sky Broadcasting Group
    PLC.............................        804,933         8,635,808
  Cadbury Schweppes PLC.............        424,579         4,803,080
  Compass Group PLC.................      1,323,258         7,932,419
  GKN PLC...........................        273,326         1,730,147
  GlaxoSmithKline PLC...............        353,467         9,532,930
  Group 4 Securicor PLC.............      1,315,070         4,914,375
  HSBC Holdings PLC.................        378,145         6,909,708
  Kingfisher PLC....................        803,580         3,789,933
  National Grid PLC.................        207,585         3,137,704
  Pearson PLC.......................        226,151         3,580,525
  Rentokil Initial PLC..............      1,361,824         4,336,679
  Rolls-Royce Group PLC+............        620,721         5,708,157
  Royal Bank of Scotland Group PLC..        196,891         7,954,385
  Royal Dutch Shell PLC, Class B
    ADR.............................         80,418         5,445,103
  Shire PLC.........................        326,806         6,888,173
  Smiths Group PLC..................        253,870         5,354,056
  Vodafone Group PLC................      4,207,268        12,284,666
  William Morrison Supermarkets
    PLC.............................        620,660         3,457,823
  Yell Group PLC....................        159,462         1,922,277
                                                         ------------
                                                          125,752,651
                                                         ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $365,451,194)...............                      516,601,797
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT        (NOTE 3)(2)
REPURCHASE AGREEMENT -- 2.7%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 01/31/07, to be
    repurchased 02/01/07 in the
    amount of $14,081,173 and
    collateralized by 15,395,000 of
    Federal Home Loan Mtg. Corp.
    Notes, bearing interest at
    5.50%, due 07/14/28 and having
    an approximate value of
    $14,364,443
    (cost $14,080,000)..............    $14,080,000      $ 14,080,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $379,531,194)(1)............           99.9%      530,681,797
Other assets less liabilities.......            0.1           574,404
                                        -----------      ------------
NET ASSETS..........................          100.0%     $531,256,201
                                        ===========      ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2007, the aggregate value of these securities was $13,844,405 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  See Note 4 for cost of investments on a tax basis.
(2) A substantial number of the Fund's holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities was $438,237,084 representing 82.5% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR -- American Depository Receipt
GDR -- Global Deposit Receipt

See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES
    JANUARY 31, 2007

                                                                                                 WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD        HIGH
                                    MANAGEMENT        BOND           BOND           BOND          INCOME
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $         --   $586,301,155   $144,290,109   $363,461,760   $ 82,257,920
   Long-term investment
     securities, at value
     (affiliated)*...............            --             --             --             --             --
   Short-term investment
     securities, at value*.......   451,559,961     16,660,000      6,729,000             --             --
   Repurchase agreements (cost
     equals market value)........            --             --             --             --      2,675,000
                                   -------------------------------------------------------------------------
   Total investments.............   451,559,961    602,961,155    151,019,109    363,461,760     84,932,920
                                   -------------------------------------------------------------------------
   Cash..........................           359        850,338            943         58,438          1,322
   Foreign cash*.................            --             --        337,549        194,115        179,138
   Due from broker...............            --             --      1,088,194             --             --
   Receivable for:
     Fund shares sold............     3,107,070      1,066,726        157,169        410,745         42,652
     Dividends and interest......       816,155      9,691,796      1,600,901      6,272,796      1,600,265
     Investments sold............            --      1,586,452             --      5,586,205      1,329,478
     Interest on swap
       contracts.................            --             --      1,012,436             --             --
   Prepaid expenses and other
     assets......................         1,766          2,141            654         44,777         85,562
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --             --             --             --             --
   Variation margin on futures
     contracts...................            --        130,626             --             --             --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --             --        663,997             --             --
   Swap premiums paid............            --             --        388,067             --             --
   Unrealized appreciation on
     swap contracts..............            --             --      2,348,552             --             --
                                   -------------------------------------------------------------------------
   Total assets..................   455,485,311    616,289,234    158,617,571    376,028,836     88,171,337
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........     1,087,763        525,492        275,844        314,097         73,194
     Investments purchased.......            --      4,778,422             --      5,466,179      2,031,213
     Interest on swap
       contracts.................            --             --      1,099,313             --             --
     Accrued foreign tax on
       capital gains.............            --             --             --             --             --
     Investment advisory and
       management fees...........       166,668        278,436         89,294        191,786         58,662
     Service fees -- Class 2.....        37,638          7,453          2,334          5,583          1,015
     Service fees -- Class 3.....         6,485         55,398         10,541         19,411            653
     Trustees' fees and
       expenses..................            --             --             20            321            191
     Other accrued expenses......        78,868        116,523         92,460        116,180         73,916
     Line of credit..............            --             --             --      3,020,483             --
   Variation margin on futures
     contracts...................            --             --         30,362             --             --
   Due to investment advisor for
     expense recoupment..........            --             --             --             --             --
   Due to custodian..............            --             --             --             --             --
   Due to custodian for foreign
     cash*.......................            --             --             --             --             --
   Call and put options written,
     at value@...................            --             --             --             --        169,838
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --             --        660,942             --          5,964
   Swap premiums received........            --             --        374,772             --             --
   Unrealized depreciation on
     swap contracts..............            --             --      1,775,760             --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............     1,377,422      5,761,724      4,411,642      9,134,040      2,414,646
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $454,107,889   $610,527,510   $154,205,929   $366,894,796   $ 85,756,691
                                   =========================================================================
   ---------------
   * Cost
       Long-term investment
         securities
         (unaffiliated)..........  $         --   $585,062,100   $142,934,774   $337,129,562   $ 80,313,002
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $         --   $         --   $         --   $         --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $451,565,447   $ 16,660,000   $  6,729,000   $         --   $         --
                                   =========================================================================
       Foreign cash..............  $         --   $         --   $    337,297   $    193,273   $    180,101
                                   =========================================================================
   @ Premiums received on options
     written.....................  $         --   $         --   $         --   $         --   $    165,898
                                   =========================================================================

    See Notes To Financial Statements

---------------------
    186

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                                                                                  WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD         HIGH
                                    MANAGEMENT        BOND           BOND           BOND           INCOME
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $435,250,243   $596,708,802   $151,195,922   $ 420,792,537   $108,198,620
   Accumulated undistributed net
     investment income (loss)....    19,766,518     28,757,807      3,292,660      21,793,336      5,212,177
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......      (903,386)   (16,178,770)    (2,214,739)   (102,024,117)   (29,588,227)
   Unrealized appreciation
     (depreciation) on
     investments.................        (5,486)     1,239,055      1,355,334      26,332,198      1,944,918
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --            616        570,807              --         (3,940)
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............            --             --          5,945             842         (6,857)
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --             --             --              --             --
                                   --------------------------------------------------------------------------
   NET ASSETS....................  $454,107,889   $610,527,510   $154,205,929   $ 366,894,796   $ 85,756,691
                                   ==========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $216,528,849   $285,098,283   $ 85,764,051   $ 231,605,147   $ 74,677,112
   Shares of beneficial interest
     issued and outstanding......    19,423,760     24,191,293      8,062,852      30,705,534      9,720,160
   Net asset value, offering and
     redemption price per
     share.......................  $      11.15   $      11.79   $      10.64   $        7.54   $       7.68
                                   ==========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 52,720,853   $ 58,163,183   $ 18,246,216   $  43,014,618   $  7,917,849
   Shares of beneficial interest
     issued and outstanding......     4,737,476      4,943,155      1,723,878       5,714,884      1,034,619
   Net asset value, offering and
     redemption price per
     share.......................  $      11.13   $      11.77   $      10.58   $        7.53   $       7.65
                                   ==========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $184,858,187   $267,266,044   $ 50,195,662   $  92,275,031   $  3,161,730
   Shares of beneficial interest
     issued and outstanding......    16,634,912     22,749,731      4,755,664      12,275,786        413,938
   Net asset value, offering and
     redemption price per
     share.......................  $      11.11   $      11.75   $      10.55   $        7.52   $       7.64
                                   ==========================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007


                                    SUNAMERICA      MFS TOTAL        TELECOM       EQUITY         GROWTH-
                                     BALANCED         RETURN         UTILITY        INDEX         INCOME
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $241,601,204   $1,107,527,172   $53,924,916   $36,951,843   $618,028,387
   Long-term investment
     securities, at value
     (affiliated)*...............            --               --            --       514,675             --
   Short-term investment
     securities, at value*.......     4,985,178       22,504,000     4,447,000        99,618     11,362,000
   Repurchase agreements (cost
     equals market value)........     2,254,000               --            --       399,000             --
                                   -------------------------------------------------------------------------
   Total investments.............   248,840,382    1,130,031,172    58,371,916    37,965,136    629,390,387
                                   -------------------------------------------------------------------------
   Cash..........................       152,884          204,342           829         1,286            798
   Foreign cash*.................            --            9,520            --            --             --
   Due from broker...............            --               --            --            --             --
   Receivable for:
     Fund shares sold............        93,823          681,065        89,267        11,354        173,660
     Dividends and interest......       806,143        5,380,550       152,616        34,161        273,926
     Investments sold............    26,255,776        4,553,137            --        11,959             --
     Interest on swap
       contracts.................            --               --            --            --             --
   Prepaid expenses and other
     assets......................         1,125           32,953         8,556           180         86,683
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --               --            --         3,908             --
   Variation margin on futures
     contracts...................        29,240               --            --         2,700             --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --               --            --            --             --
   Swap premiums paid............            --               --            --            --             --
   Unrealized appreciation on
     swap contracts..............            --               --            --            --             --
                                   -------------------------------------------------------------------------
   Total assets..................   276,179,373    1,140,892,739    58,623,184    38,030,684    629,925,454
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       440,560          997,685        82,005        63,875      1,073,902
     Investments purchased.......    45,543,437       11,392,011            --            --             --
     Interest on swap
       contracts.................            --               --            --            --             --
     Accrued foreign tax on
       capital gains.............            --               --            --            --             --
     Investment advisory and
       management fees...........       126,178          617,634        37,096        12,807        309,173
     Service fees -- Class 2.....         2,776           17,077           834            --          4,807
     Service fees -- Class 3.....         3,549           68,593           294            --          4,814
     Trustees' fees and
       expenses..................         1,120              239            --           105          4,619
     Other accrued expenses......        67,363          204,380        38,808        44,910        133,590
     Line of credit..............            --               --            --            --             --
   Variation margin on futures
     contracts...................            --               --            --            --             --
   Due to investment advisor for
     expense recoupment..........            --               --            --            --             --
   Due to custodian..............            --               --            --            --             --
   Due to custodian for foreign
     cash*.......................            --               --           267            --             --
   Call and put options written,
     at value@...................         1,375               --            --            --             --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --               --            --            --             --
   Swap premiums received........            --               --            --            --             --
   Unrealized depreciation on
     swap contracts..............            --               --            --            --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............    46,186,358       13,297,619       159,304       121,697      1,530,905
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $229,993,015   $1,127,595,120   $58,463,880   $37,908,987   $628,394,549
                                   =========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $224,361,312   $1,004,405,730   $45,510,686   $32,974,495   $459,453,095
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $           --   $        --   $   499,762   $         --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $  4,985,178   $   22,504,000   $ 4,447,000   $    99,618   $ 11,362,000
                                   =========================================================================
       Foreign cash..............  $         --   $        9,482   $      (250)  $        --   $         --
                                   =========================================================================
   @ Premiums received on options
     written.....................  $     (2,279)  $           --   $        --   $        --   $         --
                                   =========================================================================

    See Notes To Financial Statements

---------------------
    188

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007


                                    SUNAMERICA       MFS TOTAL        TELECOM        EQUITY         GROWTH-
                                     BALANCED          RETURN         UTILITY         INDEX         INCOME
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $ 314,155,883   $  945,633,992   $ 90,030,725   $37,620,943   $488,380,884
   Accumulated undistributed net
     investment income (loss)....      6,011,320       29,284,227      1,791,240       524,223      5,087,866
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......   (107,266,330)      49,554,041    (41,772,298)   (4,234,388)   (23,649,493)
   Unrealized appreciation
     (depreciation) on
     investments.................     17,239,892      103,121,442      8,414,230     3,992,261    158,575,292
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................       (147,750)              --             --         5,948             --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............             --            1,418            (17)           --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............             --               --             --            --             --
                                   ---------------------------------------------------------------------------
   NET ASSETS....................  $ 229,993,015   $1,127,595,120   $ 58,463,880   $37,908,987   $628,394,549
                                   ===========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $ 191,203,984   $  660,292,303   $ 50,318,512   $37,908,987   $567,436,042
   Shares of beneficial interest
     issued and outstanding......     12,636,629       36,294,525      4,597,544     3,112,407     20,427,453
   Net asset value, offering and
     redemption price per
     share.......................  $       15.13   $        18.19   $      10.94   $     12.18   $      27.78
                                   ===========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $  21,819,409   $  134,920,546   $  6,635,081   $        --   $ 37,815,094
   Shares of beneficial interest
     issued and outstanding......      1,444,099        7,426,942        607,027            --      1,363,229
   Net asset value, offering and
     redemption price per
     share.......................  $       15.11   $        18.17   $      10.93   $        --   $      27.74
                                   ===========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $  16,969,622   $  332,382,271   $  1,510,287   $        --   $ 23,143,413
   Shares of beneficial interest
     issued and outstanding......      1,124,593       18,320,586        138,394            --        835,555
   Net asset value, offering and
     redemption price per
     share.......................  $       15.09   $        18.14   $      10.91   $        --   $      27.70
                                   ===========================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                    FEDERATED         DAVIS                                        GOLDMAN
                                     AMERICAN        VENTURE        "DOGS" OF       ALLIANCE        SACHS
                                     LEADERS          VALUE        WALL STREET       GROWTH        RESEARCH
   ----------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $229,652,797   $2,547,530,159   $102,878,455   $929,146,831   $28,469,062
   Long-term investment
     securities, at value
     (affiliated)*...............            --               --             --             --            --
   Short-term investment
     securities, at value*.......    13,400,000       25,964,000             --             --            --
   Repurchase agreements (cost
     equals market value)........            --               --      5,323,000             --     1,200,000
                                   --------------------------------------------------------------------------
   Total investments.............   243,052,797    2,573,494,159    108,201,455    929,146,831    29,669,062
                                   --------------------------------------------------------------------------
   Cash..........................        13,798           66,112             76             --        72,920
   Foreign cash*.................            --        8,837,955             --             --            --
   Due from broker...............            --               --             --             --            --
   Receivable for:
     Fund shares sold............        21,467        1,393,156         88,942        894,844       183,527
     Dividends and interest......       237,789        1,649,654        145,682        247,047        26,530
     Investments sold............     5,123,003               --             --     15,334,125       188,179
     Interest on swap
       contracts.................            --               --             --             --            --
   Prepaid expenses and other
     assets......................       154,506           54,800         12,951        234,707         1,999
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --               --             --             --         2,224
   Variation margin on futures
     contracts...................            --               --             --             --            --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --               --             --             --            --
   Swap premiums paid............            --               --             --             --            --
   Unrealized appreciation on
     swap contracts..............            --               --             --             --            --
                                   --------------------------------------------------------------------------
   Total assets..................   248,603,360    2,585,495,836    108,449,106    945,857,554    30,144,441
                                   --------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       296,224        2,251,273         54,702      1,516,693        58,649
     Investments purchased.......     6,344,695        2,147,471             --     11,972,915            --
     Interest on swap
       contracts.................            --               --             --             --            --
     Accrued foreign tax on
       capital gains.............            --               --             --             --            --
     Investment advisory and
       management fees...........       142,478        1,535,558         54,883        483,804        22,585
     Service fees -- Class 2.....         2,642           28,653          2,545          8,837           783
     Service fees -- Class 3.....        13,436          129,562          4,230         45,677           907
     Trustees' fees and
       expenses..................           536            3,152             14          5,732            --
     Other accrued expenses......        69,887          411,754         55,452        198,447        42,793
     Line of credit..............            --               --             --        117,490            --
   Variation margin on futures
     contracts...................            --               --             --             --            --
   Due to investment advisor for
     expense recoupment..........            --               --             --             --            --
   Due to custodian..............            --               --             --             --            --
   Due to custodian for foreign
     cash*.......................            --               --             --             --            --
   Call and put options written,
     at value@...................            --               --             --             --            --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --               --             --             --            --
   Swap premiums received........            --               --             --             --            --
   Unrealized depreciation on
     swap contracts..............            --               --             --             --            --
                                   --------------------------------------------------------------------------
   Total liabilities.............     6,869,898        6,507,423        171,826     14,349,595       125,717
                                   --------------------------------------------------------------------------
   NET ASSETS....................  $241,733,462   $2,578,988,413   $108,277,280   $931,507,959   $30,018,724
                                   ==========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $200,737,804   $1,560,874,095   $ 89,762,197   $805,003,616   $24,916,223
                                   ==========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $           --   $         --   $         --   $        --
                                   ==========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $ 13,400,000   $   25,964,000   $         --   $         --   $        --
                                   ==========================================================================
       Foreign cash..............  $         --   $    8,808,312   $         --   $         --   $        --
                                   ==========================================================================
   @ Premiums received on options
     written.....................  $         --   $           --   $         --   $         --   $        --
                                   ==========================================================================

    See Notes To Financial Statements

---------------------
    190

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                    FEDERATED         DAVIS                                           GOLDMAN
                                     AMERICAN        VENTURE        "DOGS" OF        ALLIANCE          SACHS
                                     LEADERS          VALUE        WALL STREET        GROWTH         RESEARCH
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $188,074,125   $1,466,549,124   $ 90,727,655   $1,612,309,882   $ 39,508,871
   Accumulated undistributed net
     investment income (loss)....     3,593,289       20,468,651      2,216,298          264,375        189,966
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......    21,151,055      105,284,110      2,217,069     (805,209,513)   (13,232,952)
   Unrealized appreciation
     (depreciation) on
     investments.................    28,914,993      986,656,064     13,116,258      124,143,215      3,552,839
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --               --             --               --             --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............            --           30,464             --               --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --               --             --               --             --
                                   -----------------------------------------------------------------------------
   NET ASSETS....................  $241,733,462   $2,578,988,413   $108,277,280   $  931,507,959   $ 30,018,724
                                   =============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $157,525,778   $1,720,746,131   $ 67,972,481   $  640,828,068   $ 19,493,275
   Shares of beneficial interest
     issued and outstanding......     8,180,606       51,799,027      5,666,125       28,508,168      2,162,479
   Net asset value, offering and
     redemption price per
     share.......................  $      19.26   $        33.22   $      12.00   $        22.48   $       9.01
                                   =============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 20,617,062   $  227,584,327   $ 19,902,177   $   69,078,568   $  6,117,057
   Shares of beneficial interest
     issued and outstanding......     1,072,625        6,863,017      1,661,530        3,077,771        682,525
   Net asset value, offering and
     redemption price per
     share.......................  $      19.22   $        33.16   $      11.98   $        22.44   $       8.96
                                   =============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $ 63,590,622   $  630,657,955   $ 20,402,622   $  221,601,323   $  4,408,392
   Shares of beneficial interest
     issued and outstanding......     3,313,577       19,048,986      1,705,612        9,896,535        493,190
   Net asset value, offering and
     redemption price per
     share.......................  $      19.19   $        33.11   $      11.96   $        22.39   $       8.94
                                   =============================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                        MFS
                                   MASSACHUSETTS       PUTNAM         BLUE                         SMALL
                                     INVESTORS        GROWTH:         CHIP           REAL         COMPANY
                                       TRUST          VOYAGER        GROWTH         ESTATE         VALUE
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............   $247,142,315    $172,981,992   $45,791,527   $332,164,894   $35,317,492
   Long-term investment
     securities, at value
     (affiliated)*...............             --              --            --             --            --
   Short-term investment
     securities, at value*.......      1,003,000              --            --     32,078,893     3,762,000
   Repurchase agreements (cost
     equals market value)........             --         663,000     2,914,000             --            --
                                   -------------------------------------------------------------------------
   Total investments.............    248,145,315     173,644,992    48,705,527    364,243,787    39,079,492
                                   -------------------------------------------------------------------------
   Cash..........................            186              --           810            614        25,680
   Foreign cash*.................             --              --            --         50,598            --
   Due from broker...............             --              --            --             --            --
   Receivable for:
     Fund shares sold............         15,795          44,710        25,072      1,283,797       271,475
     Dividends and interest......        164,410          83,479        18,199        189,426         9,459
     Investments sold............      1,124,049       1,669,905        26,772      1,398,219            --
     Interest on swap
       contracts.................             --              --            --             --            --
   Prepaid expenses and other
     assets......................          9,752          62,624         9,970          2,982            49
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................             --          14,778           752             --            --
   Variation margin on futures
     contracts...................             --              --            --             --            --
   Unrealized appreciation on
     forward foreign currency
     contracts...................             --              --            --             --            --
   Swap premiums paid............             --              --            --             --            --
   Unrealized appreciation on
     swap contracts..............             --              --            --             --            --
                                   -------------------------------------------------------------------------
   Total assets..................    249,459,507     175,520,488    48,787,102    367,169,423    39,386,155
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........        263,985         220,891        76,138        275,205        58,084
     Investments purchased.......        362,737       1,178,378     1,080,007      2,642,953       334,991
     Interest on swap
       contracts.................             --              --            --             --            --
     Accrued foreign tax on
       capital gains.............             --              --            --             --            --
     Investment advisory and
       management fees...........        147,885         125,018        27,902        223,258        29,882
     Service fees -- Class 2.....          3,586             969         1,434          4,879            --
     Service fees -- Class 3.....         12,176           1,144         2,713         25,261         5,388
     Trustees' fees and
       expenses..................            715           1,380           221             --            --
     Other accrued expenses......         84,429          83,592        34,600         52,362        38,490
     Line of credit..............             --              --            --             --            --
   Variation margin on futures
     contracts...................             --              --            --             --            --
   Due to investment advisor for
     expense recoupment..........             --              --            --             --        11,616
   Due to custodian..............             --           6,903            --             --            --
   Due to custodian for foreign
     cash*.......................             --              --            --             --            --
   Securities sold short, at
     value#......................             --              --            --             --            --
   Call and put options written,
     at value@...................             --              --            --             --            --
   Unrealized depreciation on
     forward foreign currency
     contracts...................             --              --            --             --            --
   Swap premiums received........             --              --            --             --            --
   Unrealized depreciation on
     swap contracts..............             --              --            --             --            --
                                   -------------------------------------------------------------------------
   Total liabilities.............        875,513       1,618,275     1,223,015      3,223,918       478,451
                                   -------------------------------------------------------------------------
   NET ASSETS....................   $248,583,994    $173,902,213   $47,564,087   $363,945,505   $38,907,704
                                   =========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........   $203,588,518    $151,364,935   $42,000,027   $211,950,653   $29,799,975
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............   $         --    $         --   $        --   $         --   $        --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........   $  1,003,000    $         --   $        --   $ 32,078,893   $ 3,762,000
                                   =========================================================================
       Foreign cash..............   $         --    $         --   $        --   $     50,499   $        --
                                   =========================================================================
   @ Premiums received on options
     written.....................   $         --    $         --   $        --   $         --   $        --
                                   =========================================================================

    See Notes To Financial Statements

---------------------
    192

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                        MFS
                                   MASSACHUSETTS      PUTNAM          BLUE                         SMALL
                                     INVESTORS        GROWTH:         CHIP           REAL         COMPANY
                                       TRUST          VOYAGER        GROWTH         ESTATE         VALUE
   ---------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $234,628,064    $ 321,086,455   $48,029,640   $193,049,902   $32,325,026
   Accumulated undistributed net
     investment income (loss)....     2,480,583              (56)      117,593      4,040,453            --
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......   (32,079,827)    (168,801,191)   (4,374,646)    46,641,235     1,065,161
   Unrealized appreciation
     (depreciation) on
     investments.................    43,553,797       21,617,057     3,791,500    120,214,241     5,517,517
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --               --            --             --            --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............         1,377              (52)           --           (326)           --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --               --            --             --            --
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $248,583,994    $ 173,902,213   $47,564,087   $363,945,505   $38,907,704
                                   =========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $162,798,624    $ 160,693,423   $23,051,364   $195,996,200   $ 9,997,571
   Shares of beneficial interest
     issued and outstanding......    11,508,657        9,600,877     3,234,419      7,569,841       561,171
   Net asset value, offering and
     redemption price per
     share.......................  $      14.15    $       16.74   $      7.13   $      25.89   $     17.82
                                   =========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 28,135,963    $   7,678,223   $11,336,078   $ 39,999,609   $        --
   Shares of beneficial interest
     issued and outstanding......     1,990,343          460,062     1,591,897      1,549,985            --
   Net asset value, offering and
     redemption price per
     share.......................  $      14.14    $       16.69   $      7.12   $      25.81   $        --
                                   =========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $ 57,649,407    $   5,530,567   $13,176,645   $127,949,696   $28,910,133
   Shares of beneficial interest
     issued and outstanding......     4,083,975          332,460     1,853,929      4,968,781     1,627,526
   Net asset value, offering and
     redemption price per
     share.......................  $      14.12    $       16.64   $      7.11   $      25.75   $     17.76
                                   =========================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                       MFS
                                     MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                      GROWTH         GROWTH      OPPORTUNITIES      GROWTH       TECHNOLOGY
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $244,238,125   $181,193,317    $61,374,455    $158,298,404   $39,160,916
   Long-term investment
     securities, at value
     (affiliated)*...............            --             --             --              --            --
   Short-term investment
     securities, at value*.......     1,325,000             --             --              --            --
   Repurchase agreements (cost
     equals market value)........            --      6,792,000      4,102,000              --       413,000
                                   -------------------------------------------------------------------------
   Total investments.............   245,563,125    187,985,317     65,476,455     158,298,404    39,573,916
                                   -------------------------------------------------------------------------
   Cash..........................           309            846            115              --           321
   Foreign cash*.................            --         30,009             --         195,486            --
   Due from broker...............            --             --             --              --            --
   Receivable for:
     Fund shares sold............        98,586        135,845        141,120         273,241        70,209
     Dividends and interest......        23,114         67,475          9,783          93,458         4,664
     Investments sold............     3,812,545     10,490,192        804,987              --       293,607
     Interest on swap
       contracts.................            --             --             --              --            --
   Prepaid expenses and other
     assets......................        61,922         88,933            159          20,274        25,799
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --             --         10,177              --            --
   Variation margin on futures
     contracts...................            --             --             --              --            --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --             --             --              --            --
   Swap premiums paid............            --             --             --              --            --
   Unrealized appreciation on
     swap contracts..............            --             --             --              --            --
                                   -------------------------------------------------------------------------
   Total assets..................   249,559,601    198,798,617     66,442,796     158,880,863    39,968,516
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       500,132        377,251         97,988         292,871       171,294
     Investments purchased.......     3,536,564     16,504,966        504,030           3,864       220,593
     Interest on swap
       contracts.................            --             --             --              --            --
     Accrued foreign tax on
       capital gains.............            --             --             --              --            --
     Investment advisory and
       management fees...........       155,453        109,452         40,814         111,993        33,940
     Service fees -- Class 2.....         5,664          1,705          1,185           5,690           999
     Service fees -- Class 3.....        17,734          3,741          6,645           8,979         2,846
     Trustees' fees and
       expenses..................           769            969             --             260            73
     Other accrued expenses......        66,705         73,079         39,005          53,578        35,892
     Line of credit..............            --             --             --         105,265            --
   Variation margin on futures
     contracts...................            --             --             --              --            --
   Due to investment advisor for
     expense recoupment..........            --             --             --              --            --
   Due to custodian..............            --             --             --              --            --
   Due to custodian for foreign
     cash*.......................            --             --             --              --            --
   Call and put options written,
     at value@...................            --             --             --              --            --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --             --             --              --            --
   Swap premiums received........            --             --             --              --            --
   Unrealized depreciation on
     swap contracts..............            --             --             --              --            --
                                   -------------------------------------------------------------------------
   Total liabilities.............     4,283,021     17,071,163        689,667         582,500       465,637
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $245,276,580   $181,727,454    $65,753,129    $158,298,363   $39,502,879
                                   =========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $212,990,389   $171,974,377    $56,344,590    $111,066,015   $36,002,267
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $         --    $        --    $         --   $        --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $  1,325,000   $         --    $        --    $         --   $        --
                                   =========================================================================
       Foreign cash..............  $         --   $     30,204    $        --    $    177,558   $        --
                                   =========================================================================
   @ Premiums received on options
     written.....................  $         --   $         --    $        --    $         --   $        --
                                   =========================================================================

    See Notes To Financial Statements

---------------------
    194

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                        MFS
                                      MID-CAP        AGGRESSIVE        GROWTH         MARSICO
                                      GROWTH           GROWTH       OPPORTUNITIES      GROWTH       TECHNOLOGY
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $ 422,075,947   $  346,924,131   $ 77,414,068    $103,683,663   $ 95,512,060
   Accumulated undistributed net
     investment income (loss)....        345,174          963,995             --         139,437             --
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......   (208,392,277)    (175,379,417)   (16,690,804)      7,224,946    (59,167,830)
   Unrealized appreciation
     (depreciation) on
     investments.................     31,247,736        9,218,940      5,029,865      47,232,389      3,158,649
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................             --               --             --              --             --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............             --             (195)            --          17,928             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............             --               --             --              --             --
                                   -----------------------------------------------------------------------------
   NET ASSETS....................  $ 245,276,580   $  181,727,454   $ 65,753,129    $158,298,363   $ 39,502,879
                                   =============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $ 116,485,134   $  150,208,278   $ 23,115,559    $ 69,495,312   $ 18,433,787
   Shares of beneficial interest
     issued and outstanding......     11,711,008       11,574,192      3,639,033       5,307,227      6,862,567
   Net asset value, offering and
     redemption price per
     share.......................  $        9.95   $        12.98   $       6.35    $      13.09   $       2.69
                                   =============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $  44,719,146   $   13,612,172   $  9,413,285    $ 45,339,569   $  7,894,161
   Shares of beneficial interest
     issued and outstanding......      4,534,294        1,054,418      1,495,006       3,489,758      2,960,020
   Net asset value, offering and
     redemption price per
     share.......................  $        9.86   $        12.91   $       6.30    $      12.99   $       2.67
                                   =============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $  84,072,300   $   17,907,004   $ 33,224,285    $ 43,463,482   $ 13,174,931
   Shares of beneficial interest
     issued and outstanding......      8,562,029        1,393,401      5,299,447       3,360,261      4,960,642
   Net asset value, offering and
     redemption price per
     share.......................  $        9.82   $        12.85   $       6.27    $      12.93   $       2.66
                                   =============================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                     SMALL &      INTERNATIONAL                  INTERNATIONAL
                                     MID CAP       GROWTH AND        GLOBAL       DIVERSIFIED      EMERGING        FOREIGN
                                      VALUE          INCOME         EQUITIES       EQUITIES        MARKETS          VALUE
   --------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $324,639,303   $491,401,443    $257,695,755   $459,659,506    $270,476,235   $516,601,797
   Long-term investment
     securities, at value
     (affiliated)*...............            --             --              --             --              --             --
   Short-term investment
     securities, at value*.......            --             --       3,240,000             --              --             --
   Repurchase agreements (cost
     equals market value)........    14,134,000      5,684,000              --     47,970,000      13,343,000     14,080,000
                                   ------------------------------------------------------------------------------------------
   Total investments.............   338,773,303    497,085,443     260,935,755    507,629,506     283,819,235    530,681,797
                                   ------------------------------------------------------------------------------------------
   Cash..........................           758            159           3,710            752              --          1,427
   Foreign cash*.................            --        165,875           1,256        333,469       1,433,626      2,115,390
   Due from broker...............            --             --              --     10,105,952         870,927             --
   Receivable for:
     Fund shares sold............       469,805      1,047,768         310,877        639,888         383,689        480,292
     Dividends and interest......       206,683        468,349         150,643        421,055         424,748        469,789
     Investments sold............     2,332,711      2,340,330       1,886,363         58,190       3,490,661             --
     Interest on swap
       contracts.................            --             --              --             --              --             --
   Prepaid expenses and other
     assets......................        72,581         23,887           1,042          1,888          72,451          4,949
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --             --              --             --              --             --
   Variation margin on futures
     contracts...................            --             --              --      2,373,121              --             --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --             --              --      2,045,785           6,357             --
   Swap premiums paid............            --             --              --             --              --             --
   Unrealized appreciation on
     swap contracts..............            --             --              --             --         752,188             --
                                   ------------------------------------------------------------------------------------------
   Total assets..................   341,855,841    501,131,811     263,289,646    523,609,606     291,253,882    533,753,644
                                   ------------------------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       314,648        920,098         296,631        396,061         787,679        756,792
     Investments purchased.......     1,025,203      3,699,645       2,952,580          1,786       2,599,517      1,198,716
     Interest on swap
       contracts.................            --             --              --             --              --             --
     Accrued foreign tax on
       capital gains.............            --             --              --         22,925          85,023             --
     Investment advisory and
       management fees...........       264,672        367,901         169,745        359,566         262,553        365,624
     Service fees -- Class 2.....         6,165          5,563           2,496          7,748           3,088          9,834
     Service fees -- Class 3.....        60,297         27,221           6,407         56,473          17,911         94,586
     Trustees' fees and
       expenses..................            --             --              --             --              --             --
     Other accrued expenses......        59,560        104,298          86,554        115,672         399,288         71,891
     Line of credit..............            --             --              --             --              --             --
   Variation margin on futures
     contracts...................            --             --              --             --              --             --
   Due to investment advisor for
     expense recoupment..........            --             --              --             --              --             --
   Due to custodian..............            --             --              --             --          32,459             --
   Due to custodian for foreign
     cash*.......................            --             --              --             --              --             --
   Call and put options written,
     at value@...................            --             --              --             --              --             --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --             --              --      1,465,863          13,249             --
   Swap premiums received........            --             --              --             --              --
   Unrealized depreciation on
     swap contracts..............            --             --              --             --          30,417             --
                                   ------------------------------------------------------------------------------------------
   Total liabilities.............     1,730,545      5,124,726       3,514,413      2,426,094       4,231,184      2,497,443
                                   ------------------------------------------------------------------------------------------
   NET ASSETS....................  $340,125,296   $496,007,085    $259,775,233   $521,183,512    $287,022,698   $531,256,201
                                   ==========================================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $279,456,370   $416,235,875    $210,338,272   $310,642,224    $227,236,085   $365,451,194
                                   ==========================================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $         --    $         --   $         --    $         --   $         --
                                   ==========================================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $         --   $         --    $  3,240,000   $         --    $         --   $         --
                                   ==========================================================================================
       Foreign cash..............  $         --   $    165,619    $      1,233   $    331,461    $  2,303,569   $  2,102,362
                                   ==========================================================================================
   @ Premiums received on options
     written.....................  $         --   $         --    $         --   $         --    $         --   $         --
                                   ==========================================================================================

    See Notes To Financial Statements

---------------------
    196

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2007

                                     SMALL &      INTERNATIONAL                   INTERNATIONAL
                                     MID CAP       GROWTH AND        GLOBAL        DIVERSIFIED      EMERGING        FOREIGN
                                      VALUE          INCOME         EQUITIES        EQUITIES        MARKETS          VALUE
   ---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $275,952,765   $345,292,588    $ 319,845,712   $412,903,004    $189,937,492   $354,257,902
   Accumulated undistributed net
     investment income (loss)....     1,778,568      8,379,204        2,723,654      9,451,409       5,638,277      8,846,768
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......    17,211,030     67,167,305     (110,156,261)   (52,581,628)     47,580,449     16,972,762
   Unrealized appreciation
     (depreciation) on
     investments.................    45,182,933     75,165,568       47,357,483    149,017,282      43,240,150    151,150,603
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --             --               --      1,828,835         721,771             --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............            --          2,420            4,645        587,535         (10,418)        28,166
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --             --               --        (22,925)        (85,023)            --
                                   -------------------------------------------------------------------------------------------
   NET ASSETS....................  $340,125,296   $496,007,085    $ 259,775,233   $521,183,512    $287,022,698   $531,256,201
                                   ===========================================================================================
     Class 1 (unlimited shares
       authorized):
   Net assets....................  $         --   $316,710,702    $ 208,878,624   $188,240,518    $173,450,556   $         --
   Shares of beneficial interest
     issued and outstanding......            --     18,652,205       12,592,645     17,216,100      10,131,058             --
   Net asset value, offering and
     redemption price per
     share.......................  $         --   $      16.98    $       16.59   $      10.93    $      17.12   $         --
                                   ===========================================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 48,662,028   $ 44,358,813    $  20,043,098   $ 61,429,076    $ 24,743,339   $ 78,102,533
   Shares of beneficial interest
     issued and outstanding......     2,678,245      2,607,968        1,213,064      5,649,728       1,450,610      3,850,398
   Net asset value, offering and
     redemption price per
     share.......................  $      18.17   $      17.01    $       16.52   $      10.87    $      17.06   $      20.28
                                   ===========================================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $291,463,268   $134,937,570    $  30,853,511   $271,513,918    $ 88,828,803   $453,153,668
   Shares of beneficial interest
     issued and outstanding......    16,071,367      7,943,549        1,871,799     25,006,174       5,218,536     22,356,185
   Net asset value, offering and
     redemption price per
     share.......................  $      18.14   $      16.99    $       16.48   $      10.86    $      17.02   $      20.27
                                   ===========================================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS
    FOR THE YEAR ENDED JANUARY 31, 2007

                                                                                                            HIGH-      WORLDWIDE
                                                                   CASH        CORPORATE      GLOBAL        YIELD         HIGH
                                                                MANAGEMENT       BOND          BOND         BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)..................................  $       --    $   427,911   $   45,021   $   529,285   $   23,456
    Dividends (affiliated)....................................          --             --           --            --           --
    Interest (unaffiliated)...................................  22,428,791     32,198,241    4,993,988    26,547,306    6,242,692
                                                                -----------------------------------------------------------------
        Total investment income*..............................  22,428,791     32,626,152    5,039,009    27,076,591    6,266,148
                                                                -----------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...................   1,973,933      2,913,860    1,022,333     2,109,241      692,731
    Service fees:
      Class 2.................................................      78,980         88,722       97,687        62,995       11,876
      Class 3.................................................     397,534        479,703       27,510       177,407        5,505
    Custodian and accounting fees.............................      96,308        160,777      136,438       116,590       91,562
    Reports to shareholders...................................      55,498         75,800       23,017        53,235       14,242
    Audit and tax fees........................................      30,507         28,507       34,014        28,507       34,014
    Legal fees................................................       8,953         11,176        5,395         8,705        4,435
    Trustees' fees and expenses...............................      15,739         21,499        6,526        15,096        4,041
    Interest expense..........................................          --             --           --        16,913           --
    Other expenses............................................      13,598         19,258        7,074        16,440        5,065
                                                                -----------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly............................   2,671,050      3,799,302    1,359,994     2,605,129      863,471
                                                                -----------------------------------------------------------------
        Net (fees waived and expenses reimbursed)/recouped by
          investment adviser (Note 5).........................          --             --           --            --           --
        Custody credits earned on cash balances...............      (8,777)       (11,273)      (5,034)      (13,339)      (3,374)
        Fees paid indirectly (Note 6).........................          --             --           --            --           --
                                                                -----------------------------------------------------------------
        Net expenses..........................................   2,662,273      3,788,029    1,354,960     2,591,790      860,097
                                                                -----------------------------------------------------------------
   Net investment income (loss)...............................  19,766,518     28,838,123    3,684,049    24,484,801    5,406,051
                                                                -----------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**........................................     (21,843)    (1,399,842)    (289,447)    4,954,684    2,154,140
    Net realized gain (loss) on investments (affiliated)......          --             --           --            --           --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts....................          --        160,418      (13,540)           --       55,312
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................          --             --     (165,410)           --      (65,664)
    Net realized gain (loss) on disposal of investments in
      violation of investment restrictions (Note 5)...........          --             --           --            --           --
    Net increase from payments by affiliates (Note 5).........          --             --           --            --           --
                                                                -----------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..............................................     (21,843)    (1,239,424)    (468,397)    4,954,684    2,143,788
                                                                -----------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..............................      96,212      2,292,774      834,462    10,556,580     (693,199)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)................................          --             --           --            --           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and swap
      contracts...............................................          --            616      185,094            --      (17,235)
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities..................................          --             --       93,460        13,114      (27,289)
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).............................          --             --           --            --           --
                                                                -----------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies................................................      96,212      2,293,390    1,113,016    10,569,694     (737,723)
                                                                -----------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies........................................      74,369      1,053,966      644,619    15,524,378    1,406,065
                                                                -----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS................................................  $19,840,887   $29,892,089   $4,328,668   $40,009,179   $6,812,116
                                                                =================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of............................................  $       --    $     4,105   $   81,899   $     5,113   $   11,282
                                                                =================================================================
    ** Net of foreign withholding taxes on capital gains of...  $       --    $        --   $       --   $        --   $       --
                                                                =================================================================

    See Notes To Financial Statements

---------------------
    198

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2007


                                                             SUNAMERICA     MFS TOTAL       TELECOM       EQUITY       GROWTH-
                                                              BALANCED        RETURN        UTILITY       INDEX         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...............................  $2,750,853    $ 15,194,412   $ 2,133,566   $  707,367   $  8,611,162
    Dividends (affiliated).................................          --              --            --        5,146             --
    Interest (unaffiliated)................................   5,026,084      21,820,500       105,957       21,390        753,242
                                                             --------------------------------------------------------------------
        Total investment income*...........................   7,776,937      37,014,912     2,239,523      733,903      9,364,404
                                                             --------------------------------------------------------------------
   EXPENSES:
   Investment advisory and management fees.................   1,540,434       6,828,634       382,566      152,496      3,863,627
    Service fees:
      Class 2..............................................      33,465         200,855         7,888           --         57,998
      Class 3..............................................      36,743         639,072         1,639           --         52,023
    Custodian and accounting fees..........................     147,576         299,912        36,190       62,193        162,300
    Reports to shareholders................................      41,424         159,443         7,672        6,628         94,523
    Audit and tax fees.....................................      25,159          27,510        25,159       25,159         25,159
    Legal fees.............................................       7,413          20,338         3,716        3,603         16,184
    Trustees' fees and expenses............................      11,749          45,216         2,175        1,880         34,463
    Interest expense.......................................       1,167              --            --           16             --
    Other expenses.........................................      11,694          38,905         3,558        3,294         31,032
                                                             --------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly.................   1,856,824       8,259,885       470,563      255,269      4,337,309
                                                             --------------------------------------------------------------------
        Net (fees waived and expenses reimbursed)/recouped
          by investment adviser (Note 5)...................          --              --            --      (45,548)            --
        Custody credits earned on cash balances............      (2,423)         (5,167)         (135)         (41)          (368)
        Fees paid indirectly (Note 6)......................          --         (87,829)      (22,670)          --        (60,403)
                                                             --------------------------------------------------------------------
        Net expenses.......................................   1,854,401       8,166,889       447,758      209,680      4,276,538
                                                             --------------------------------------------------------------------
   Net investment income (loss)............................   5,922,536      28,848,023     1,791,765      524,223      5,087,866
                                                             --------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.....................................   4,986,377      55,574,775     9,185,783     (367,500)    88,383,671
    Net realized gain (loss) on investments (affiliated)...          --              --            --        5,199             --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts.................      88,691              --            --       66,117             --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................          --          (1,223)         (332)          --             --
    Net realized gain (loss) on disposal of investments in
      violation of investment restrictions (Note 5)........          --              --            --           --             --
    Net increase from payments by affiliates (Note 5)......          --              --            --           --             --
                                                             --------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...........................................   5,075,068      55,573,552     9,185,451     (296,184)    88,383,671
                                                             --------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...........................  12,406,323      33,701,377        80,240    4,613,971    (59,800,653)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).............................          --              --            --       16,815             --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and swap
      contracts............................................    (147,750)             --            --        8,446             --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................          --           1,332           (17)          --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..........................          --              --            --           --             --
                                                             --------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.............................................  12,258,573      33,702,709        80,223    4,639,232    (59,800,653)
                                                             --------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................  17,333,641      89,276,261     9,265,674    4,343,048     28,583,018
                                                             --------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.............................................  $23,256,177   $118,124,284   $11,057,439   $4,867,271   $ 33,670,884
                                                             ====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.........................................  $    2,434    $     56,382   $    52,277   $       --   $      9,158
                                                             ====================================================================
    ** Net of foreign withholding taxes on capital gains
     of....................................................  $       --    $         --   $        --   $       --   $         --
                                                             ====================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2007

                                                             FEDERATED       DAVIS        "DOGS" OF                     GOLDMAN
                                                             AMERICAN       VENTURE         WALL         ALLIANCE        SACHS
                                                              LEADERS        VALUE         STREET         GROWTH        RESEARCH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)..............................  $ 5,059,881   $ 38,804,144   $ 2,924,643   $   6,641,195   $  391,131
    Dividends (affiliated)................................           --        213,650            --              --           --
    Interest (unaffiliated)...............................      435,300      1,082,470        72,940         218,379       32,191
                                                            ---------------------------------------------------------------------
        Total investment income*..........................    5,495,181     40,100,264     2,997,583       6,859,574      423,322
                                                            ---------------------------------------------------------------------
   EXPENSES:
   Investment advisory and management fees................    1,657,014     17,206,796       614,245       5,727,227      239,727
    Service fees:
      Class 2.............................................       30,577        328,555        28,922         106,126        8,869
      Class 3.............................................      141,980      1,195,171        40,981         388,954        7,021
    Custodian and accounting fees.........................       74,661        569,325        48,738         211,277       38,961
    Reports to shareholders...............................       38,694        377,593        16,009         166,017        4,066
    Audit and tax fees....................................       25,159         25,159        25,159          25,159       25,159
    Legal fees............................................        7,114         44,231         4,628          21,057        3,322
    Trustees' fees and expenses...........................       10,972        107,084         4,541          47,081        1,153
    Interest expense......................................           --          2,380        11,558           5,190           --
    Other expenses........................................       10,895         90,567         5,611          41,184        6,964
                                                            ---------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly................    1,997,066     19,946,861       800,392       6,739,272      335,242
                                                            ---------------------------------------------------------------------
        Net (fees waived and expenses reimbursed)/recouped
          by investment adviser (Note 5)..................           --             --            --              --       27,387
        Custody credits earned on cash balances...........       (1,106)        (5,798)          (36)         (6,643)      (1,535)
        Fees paid indirectly (Note 6).....................      (94,067)       (90,786)      (19,071)       (137,430)      (4,919)
                                                            ---------------------------------------------------------------------
        Net expenses......................................    1,901,893     19,850,277       781,285       6,595,199      356,175
                                                            ---------------------------------------------------------------------
   Net investment income (loss)...........................    3,593,288     20,249,987     2,216,298         264,375       67,147
                                                            ---------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**....................................   21,546,150    143,632,848     5,660,153      78,168,041    3,167,990
    Net realized gain (loss) on investments
      (affiliated)........................................           --     14,898,051            --              --           --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts................           --             --            --              --           --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities..............................           --        218,665            --              --          (21)
    Net realized gain (loss) on disposal of investments in
      violation of investment restrictions (Note 5).......           --      1,192,419            --              --           --
    Net increase from payments by affiliates (Note 5).....           --             --            --              --           --
                                                            ---------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..........................................   21,546,150    159,941,983     5,660,153      78,168,041    3,167,969
                                                            ---------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..........................    8,859,784    175,811,103    11,330,418    (111,654,082)     218,872
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)............................           --    (16,639,355)           --              --           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts......................................           --             --            --              --           --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities........................           --         70,879            --              --           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).........................           --             --            --              --           --
                                                            ---------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies............................................    8,859,784    159,242,627    11,330,418    (111,654,082)     218,872
                                                            ---------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies................................   30,405,934    319,184,610    16,990,571     (33,486,041)   3,386,841
                                                            ---------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................  $33,999,222   $339,434,597   $19,206,869   $ (33,221,666)  $3,453,988
                                                            =====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of........................................  $    30,191   $    211,219   $        --   $     152,246   $      706
                                                            =====================================================================
    ** Net of foreign withholding taxes on capital gains
     of...................................................  $        --   $         --   $        --   $          --   $       --
                                                            =====================================================================

    See Notes To Financial Statements

---------------------
    200

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2007

                                                                   MFS
                                                              MASSACHUSETTS     PUTNAM         BLUE                      SMALL
                                                                INVESTORS       GROWTH:        CHIP         REAL        COMPANY
                                                                  TRUST         VOYAGER       GROWTH       ESTATE        VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)................................   $ 4,449,453    $ 1,358,195   $  469,516   $ 5,339,655   $  206,809
    Dividends (affiliated)..................................            --          9,630           --            --           --
    Interest (unaffiliated).................................       104,676         27,565       78,894     1,317,201      100,286
                                                              -------------------------------------------------------------------
        Total investment income*............................     4,554,129      1,395,390      548,410     6,656,856      307,095
                                                              -------------------------------------------------------------------
   EXPENSES:
   Investment advisory and management fees..................     1,780,950      1,559,736      324,616     2,212,390      186,935
    Service fees:
      Class 2...............................................        42,563         12,161       17,009        53,075           --
      Class 3...............................................       134,128         12,106       28,086       200,301       21,971
    Custodian and accounting fees...........................        96,189         91,332       23,199        73,652       31,612
    Reports to shareholders.................................        42,077         34,201        8,304        37,679        8,315
    Audit and tax fees......................................        25,159         25,159       25,159        25,159       25,159
    Legal fees..............................................         7,483          6,621        3,785         7,001        3,040
    Trustees' fees and expenses.............................        11,932          9,698        2,354        10,687          431
    Interest expense........................................           525          3,550        1,525            --           --
    Other expenses..........................................        11,768          9,953        3,632        10,495        2,071
                                                              -------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..................     2,152,774      1,764,517      437,669     2,630,439      279,534
                                                              -------------------------------------------------------------------
        Net (fees waived and expenses reimbursed)/recouped
          by investment adviser (Note 5)....................            --       (185,592)       2,004            --       41,971
        Custody credits earned on cash balances.............          (621)          (659)        (436)       (2,415)        (436)
        Fees paid indirectly (Note 6).......................       (17,318)       (39,148)      (8,420)           --           --
                                                              -------------------------------------------------------------------
        Net expenses........................................     2,134,835      1,539,118      430,817     2,628,024      321,069
                                                              -------------------------------------------------------------------
   Net investment income (loss).............................     2,419,294       (143,728)     117,593     4,028,832      (13,974)
                                                              -------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**......................................    22,810,237     10,809,988    3,260,433    46,688,584    1,066,141
    Net realized gain (loss) on investments (affiliated)....            --      2,048,234           --            --           --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts..................            --             --           --            --           --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities................................        62,564          1,461           --        14,770           (2)
    Net realized gain (loss) on disposal of investments in
      violation of investment restrictions (Note 5).........            --             --           --           772           --
    Net increase from payments by affiliates (Note 5).......            --             --           --            --           --
                                                              -------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies............................................    22,872,801     12,859,683    3,260,433    46,704,126    1,066,139
                                                              -------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)............................     2,008,211        109,662     (297,836)   37,954,911    2,266,075
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..............................            --     (1,930,226)          --            --           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and swap
      contracts.............................................            --             --           --            --           --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities..........................         1,366            (52)          --           (77)          --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)...........................            --             --           --            --           --
                                                              -------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..............................................     2,009,577     (1,820,616)    (297,836)   37,954,834    2,266,075
                                                              -------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................    24,882,378     11,039,067    2,962,597    84,658,960    3,332,214
                                                              -------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................   $27,301,672    $10,895,339   $3,080,190   $88,687,792   $3,318,240
                                                              ===================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of..........................................   $    28,232    $     3,909   $    3,202   $        --   $      297
                                                              ===================================================================
    ** Net of foreign withholding taxes on capital gains
     of.....................................................   $        --    $        --   $       --   $        --   $       --
                                                              ===================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2007


                                                               MFS
                                                             MID-CAP      AGGRESSIVE       GROWTH         MARSICO
                                                              GROWTH        GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated).............................  $  2,414,068   $1,519,188     $  143,121     $ 1,535,755   $   194,152
    Dividends (affiliated)...............................            --           --             --              --            --
    Interest (unaffiliated)..............................       198,042      937,416         81,579         141,376        28,428
                                                           ----------------------------------------------------------------------
        Total investment income*.........................     2,612,110    2,456,604        224,700       1,677,131       222,580
                                                           ----------------------------------------------------------------------
   EXPENSES:
   Investment advisory and management fees...............     1,859,861    1,289,309        378,958       1,284,298       408,200
    Service fees:
      Class 2............................................        68,902       20,321         13,220          66,105        12,968
      Class 3............................................       193,582       34,803         44,571          89,940        29,494
    Custodian and accounting fees........................        89,382       76,748         55,917          56,675        36,501
    Reports to shareholders..............................        41,209       31,244         10,446          24,393         6,986
    Audit and tax fees...................................        25,159       25,159         25,159          25,159        25,159
    Legal fees...........................................         7,388        6,296          3,362           5,548         3,639
    Trustees' fees and expenses..........................        11,687        8,862          1,259           6,917         1,982
    Interest expense.....................................         1,338       12,872          1,936           1,865           152
    Other expenses.......................................        11,476        9,102          2,773           7,337         3,378
                                                           ----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly...............     2,309,984    1,514,716        537,601       1,568,237       528,459
                                                           ----------------------------------------------------------------------
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 5).......................................            --           --         27,502              --            --
        Custody credits earned on cash balances..........        (1,373)      (1,576)          (634)           (520)         (267)
        Fees paid indirectly (Note 6)....................       (40,291)     (57,511)            --         (29,322)      (10,497)
                                                           ----------------------------------------------------------------------
        Net expenses.....................................     2,268,320    1,455,629        564,469       1,538,395       517,695
                                                           ----------------------------------------------------------------------
   Net investment income (loss)..........................       343,790    1,000,975       (339,769)        138,736      (295,115)
                                                           ----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**...................................    18,106,523   17,114,083      2,033,257       7,565,229       490,489
    Net realized gain (loss) on investments
      (affiliated).......................................            --           --             --              --            --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts.......            --      148,026             --              --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities.............................         3,728       (1,005)            --             701            --
    Net realized gain (loss) on disposal of investments
      in violation of investment restrictions (Note 5)...            --           --             --              --            --
    Net increase from payments by affiliates (Note 5)....            --           --             --              --            --
                                                           ----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.........................................    18,110,251   17,261,104      2,033,257       7,565,930       490,489
                                                           ----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).........................   (17,546,825)     999,980        930,482       6,314,103    (2,458,205)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)...........................            --           --             --              --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts.....................................            --           --             --              --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.......................          (172)        (195)            --          11,393            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)........................            --           --             --              --            --
                                                           ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies...........................................   (17,546,997)     999,785        930,482       6,325,496    (2,458,205)
                                                           ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...............................       563,254   18,260,889      2,963,739      13,891,426    (1,967,716)
                                                           ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................  $    907,044   $19,261,864    $2,623,970     $14,030,162   $(2,262,831)
                                                           ======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.......................................  $      2,695   $   16,748     $      157     $    40,881   $     2,079
                                                           ======================================================================
    ** Net of foreign withholding taxes on capital gains
     of..................................................  $         --   $       --     $       --     $        --   $        --
                                                           ======================================================================

    See Notes To Financial Statements

---------------------
    202

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2007

                                             SMALL &     INTERNATIONAL                 INTERNATIONAL
                                             MID CAP      GROWTH AND       GLOBAL       DIVERSIFIED      EMERGING       FOREIGN
                                              VALUE         INCOME        EQUITIES       EQUITIES        MARKETS         VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated).............  $ 4,881,331    $12,597,330    $ 5,074,518    $11,257,979    $  5,826,805   $13,472,911
    Dividends (affiliated)...............           --             --             --             --              --            --
    Interest (unaffiliated)..............      405,307        232,344         50,446      1,575,567         435,801       486,452
                                           --------------------------------------------------------------------------------------
        Total investment income*.........    5,286,638     12,829,674      5,124,964     12,833,546       6,262,606    13,959,363
                                           --------------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management
      fees...............................    2,732,932      3,769,059      1,932,588      3,858,874       2,704,111     3,797,392
    Service fees:
      Class 2............................       72,322         60,284         26,447         88,146          34,799       107,232
      Class 3............................      603,888        202,245         56,892        554,194         139,392       962,727
    Custodian and accounting fees........       70,283        347,817        181,753        406,423         639,382       282,448
    Reports to shareholders..............       38,179         56,447         37,515         63,594          32,671        57,758
    Audit and tax fees...................       27,510         37,015         34,014         34,014          34,014        36,814
    Legal fees...........................        7,055          9,056          6,982          9,840           6,453         9,202
    Trustees' fees and expenses..........       10,826         16,009         10,640         18,035           9,264        16,381
    Interest expense.....................           --         13,029          1,347             --              --            --
    Other expenses.......................       10,361         14,952         10,471         19,059           8,945        14,622
                                           --------------------------------------------------------------------------------------
        Total expenses before fee
          waivers, expense
          reimbursements, expense
          recoupments, custody credits
          and fees paid indirectly.......    3,573,356      4,525,913      2,298,649      5,052,179       3,609,031     5,284,576
                                           --------------------------------------------------------------------------------------
        Net (fees waived and expenses
          reimbursed)/recouped by
          investment adviser (Note 5)....           --             --             --             --              --            --
        Custody credits earned on cash
          balances.......................       (3,919)        (2,331)        (1,795)          (674)        (15,759)       (1,299)
        Fees paid indirectly (Note 6)....      (61,367)       (48,825)            --             --        (145,539)      (11,714)
                                           --------------------------------------------------------------------------------------
        Net expenses.....................    3,508,070      4,474,757      2,296,854      5,051,505       3,447,733     5,271,563
                                           --------------------------------------------------------------------------------------
   Net investment income (loss)..........    1,778,568      8,354,917      2,828,110      7,782,041       2,814,873     8,687,800
                                           --------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments (unaffiliated)**.......   17,210,720     67,967,314     21,708,098     15,655,545      48,081,281    16,972,780
    Net realized gain (loss) on
      investments (affiliated)...........           --             --             --             --              --            --
    Net realized gain (loss) on futures
      contracts, written options
      contracts and swap contracts.......           --             --             --      5,202,009       2,697,563            --
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities........................           --        (29,108)        39,796      3,163,409         742,335       236,144
    Net realized gain (loss) on disposal
      of investments in violation of
      investment restrictions (Note 5)...           --             --             --             --              --            --
    Net increase from payments by
      affiliates (Note 5)................           --             --         59,925             --              --
                                           --------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments and foreign
      currencies.........................   17,210,720     67,938,206     21,807,819     24,020,963      51,521,179    17,208,924
                                           --------------------------------------------------------------------------------------
    Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated).....................   11,388,444      7,693,533     16,959,401     44,298,779     (13,909,751)   70,394,667
    Change in unrealized appreciation
      (depreciation) on investments
      (affiliated).......................           --             --             --             --              --            --
    Change in unrealized appreciation
      (depreciation) on futures
      contracts, written options
      contracts and swap contracts.......           --             --             --        125,030          28,370            --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities........................           --         (6,183)         2,977       (441,576)        (28,758)       20,709
    Change in accrued capital gains tax
      on unrealized appreciation
      (depreciation).....................           --             --             --        (22,761)        203,189            --
                                           --------------------------------------------------------------------------------------
   Net unrealized gain (loss) on
    investments and foreign currencies...   11,388,444      7,687,350     16,962,378     43,959,472     (13,706,950)   70,415,376
                                           --------------------------------------------------------------------------------------
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................   28,599,164     75,625,556     38,770,197     67,980,435      37,814,229    87,624,300
                                           --------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS............  $30,377,732    $83,980,473    $41,598,307    $75,762,476    $ 40,629,102   $96,312,100
                                           ======================================================================================
   ---------------
    * Net of foreign withholding taxes on
      interest and dividends of..........  $        --    $   956,804    $   279,148    $   802,985    $    689,096   $ 1,154,074
                                           ======================================================================================
    ** Net of foreign withholding taxes
     on capital gains of.................  $        --    $        --    $        --    $       741    $    374,271   $        --
                                           ======================================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                                       CASH                        CORPORATE                       GLOBAL
                                                    MANAGEMENT                       BOND                           BOND
                                            ----------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2007           2006           2007           2006           2007           2006
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 19,766,518   $ 11,056,826   $ 28,838,123   $ 23,675,747   $  3,684,049   $  3,347,225
   Net realized gain (loss) on investments
     and foreign currencies...............       (21,843)       (33,310)    (1,239,424)        71,414       (468,397)    11,353,738
   Net unrealized gain (loss) on
     investments and foreign currencies...        96,212         (4,090)     2,293,390    (16,332,038)     1,113,016    (10,613,406)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    19,840,887     11,019,426     29,892,089      7,415,123      4,328,668      4,087,557
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (5,777,043)    (2,185,296)   (12,417,635)   (12,863,114)    (8,337,783)    (3,205,783)
   Net investment income -- Class 2.......    (1,220,646)      (422,607)    (2,448,770)    (2,761,786)    (1,688,226)      (583,096)
   Net investment income -- Class 3.......    (4,059,135)      (822,834)    (8,810,223)    (5,493,418)    (3,970,705)      (733,249)
   Net realized gain on
     securities -- Class 1................           --             --             --             --      (1,723,868)      (544,061)
   Net realized gain on
     securities -- Class 2................           --             --             --             --        (354,671)      (103,602)
   Net realized gain on
     securities -- Class 3................           --             --             --             --        (842,768)      (134,483)
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....   (11,056,824)    (3,430,737)   (23,676,628)   (21,118,318)   (16,918,021)    (5,304,274)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    83,201,055    (39,348,669)   119,746,170     62,752,609     21,662,351      9,316,354
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    91,985,118    (31,759,980)   125,961,631     49,049,414      9,072,998      8,099,637
   NET ASSETS:
   Beginning of period....................  $362,122,771   $393,882,751   $484,565,879   $435,516,465   $145,132,931   $137,033,294
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $454,107,889   $362,122,771   $610,527,510   $484,565,879   $154,205,929   $145,132,931
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 19,766,518   $ 11,056,824   $ 28,757,807   $ 23,589,790   $  3,292,660   $ 12,081,505
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    204

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    HIGH-YIELD                    WORLDWIDE                    SUNAMERICA
                                                       BOND                      HIGH INCOME                    BALANCED
                                            --------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE       FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,     JANUARY 31,
                                                2007           2006          2007          2006           2007           2006
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 24,484,801   $ 26,016,911   $ 5,406,051   $ 6,086,843   $  5,922,536   $  6,090,855
   Net realized gain (loss) on investments
     and foreign currencies...............     4,954,684     23,339,801     2,143,788       978,798      5,075,068     16,065,029
   Net unrealized gain (loss) on
     investments and foreign currencies...    10,569,694    (14,106,052)     (737,723)      280,346     12,258,573    (10,131,467)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    40,009,179     35,250,660     6,812,116     7,345,987     23,256,177     12,024,417
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......   (17,633,143)   (22,251,255)   (5,652,826)   (6,318,034)    (5,350,945)    (5,819,239)
   Net investment income -- Class 2.......    (3,244,268)    (4,012,391)     (572,318)     (632,063)      (570,632)      (565,239)
   Net investment income -- Class 3.......    (5,938,610)    (4,536,697)     (180,145)     (117,137)      (383,729)      (274,477)
   Net realized gain on
     securities -- Class 1................           --             --            --            --             --             --
   Net realized gain on
     securities -- Class 2................           --             --            --            --             --             --
   Net realized gain on
     securities -- Class 3................           --             --            --            --             --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....   (26,816,021)   (30,800,343)   (6,405,289)   (7,067,234)    (6,305,306)    (6,658,955)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    15,247,476    (22,029,425)   (5,069,670)   (5,403,896)   (47,874,844)   (59,008,396)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    28,440,634    (17,579,108)   (4,662,843)   (5,125,143)   (30,923,973)   (53,642,934)
   NET ASSETS:
   Beginning of period....................  $338,454,162   $356,033,270   $90,419,534   $95,544,677   $260,916,988   $314,559,922
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $366,894,796   $338,454,162   $85,756,691   $90,419,534   $229,993,015   $260,916,988
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 21,793,336   $ 24,124,393   $ 5,212,177   $ 6,069,527   $  6,011,320   $  6,305,306
                                            ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MFS TOTAL                       TELECOM               EQUITY
                                                        RETURN                         UTILITY                INDEX
                                            --------------------------------------------------------------------------
                                               FOR THE          FOR THE         FOR THE       FOR THE        FOR THE
                                              YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                             JANUARY 31,      JANUARY 31,     JANUARY 31,   JANUARY 31,    JANUARY 31,
                                                 2007             2006           2007           2006          2007
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   28,848,023   $   23,840,834   $ 1,791,765   $  1,875,501   $   524,223
   Net realized gain (loss) on investments
     and foreign currencies...............      55,573,552       38,561,235     9,185,451      3,118,504      (296,184)
   Net unrealized gain (loss) on
     investments and foreign currencies...      33,702,709       (7,806,926)       80,223        331,376     4,639,232
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     118,124,284       54,595,143    11,057,439      5,325,381     4,867,271
                                            --------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (15,608,753)     (14,429,889)   (1,660,450)    (1,968,646)     (575,936)
   Net investment income -- Class 2.......      (2,984,453)      (2,908,052)     (187,981)      (205,269)          --
   Net investment income -- Class 3.......      (5,979,976)      (3,528,055)      (26,895)        (8,345)          --
   Net realized gain on
     securities -- Class 1................     (21,848,855)     (31,346,814)          --             --            --
   Net realized gain on
     securities -- Class 2................      (4,447,339)      (6,746,474)          --             --            --
   Net realized gain on
     securities -- Class 3................      (9,290,154)      (8,578,727)          --             --            --
                                            --------------------------------------------------------------------------
   Total distributions to shareholders....     (60,159,530)     (67,538,011)   (1,875,326)    (2,182,260)     (575,936)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................      48,483,131       84,846,752       766,737    (10,063,290)   (8,016,010)
                                            --------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     106,447,885       71,903,884     9,948,850     (6,920,169)   (3,724,675)
   NET ASSETS:
   Beginning of period....................  $1,021,147,235   $  949,243,351   $48,515,030   $ 55,435,199   $41,633,662
                                            --------------------------------------------------------------------------
   End of period+.........................  $1,127,595,120   $1,021,147,235   $58,463,880   $ 48,515,030   $37,908,987
                                            ==========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   29,284,227   $   24,568,510   $ 1,791,240   $  1,875,133   $   524,223
                                            ==========================================================================


                                               EQUITY
                                               INDEX
                                            ------------
                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2006
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $   575,936
   Net realized gain (loss) on investments
     and foreign currencies...............     (599,969)
   Net unrealized gain (loss) on
     investments and foreign currencies...    4,135,262
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............    4,111,229
                                            ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (677,645)
   Net investment income -- Class 2.......          --
   Net investment income -- Class 3.......          --
   Net realized gain on
     securities -- Class 1................          --
   Net realized gain on
     securities -- Class 2................          --
   Net realized gain on
     securities -- Class 3................          --
                                            ------------
   Total distributions to shareholders....     (677,645)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (8,589,063)
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (5,155,479)
   NET ASSETS:
   Beginning of period....................  $46,789,141
                                            ------------
   End of period+.........................  $41,633,662
                                            ============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $     6,411
                                            ============

    See Notes to Financial Statements

---------------------
    206

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                     FEDERATED                DAVIS
                                                                                     AMERICAN                VENTURE
                                                    GROWTH-INCOME                     LEADERS                 VALUE
                                            ----------------------------------------------------------------------------
                                               FOR THE         FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             JANUARY 31,     JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2007            2006            2007           2006            2007
   ---------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   5,087,866   $   4,685,327   $  3,593,288   $  3,640,905   $   20,249,987
   Net realized gain (loss) on investments
     and foreign currencies...............     88,383,671      57,477,401     21,546,150     23,642,428      159,941,983
   Net unrealized gain (loss) on
     investments and foreign currencies...    (59,800,653)     40,644,759      8,859,784     (7,242,267)     159,242,627
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     33,670,884     102,807,487     33,999,222     20,041,066      339,434,597
                                            ----------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (4,346,355)     (4,017,720)    (2,515,247)    (2,854,677)     (16,914,064)
   Net investment income -- Class 2.......       (229,681)       (178,940)      (295,966)      (310,782)      (1,907,114)
   Net investment income -- Class 3.......       (109,291)        (68,833)      (829,692)      (592,105)      (4,144,086)
   Net realized gain on
     securities -- Class 1................            --              --      (1,781,731)           --               --
   Net realized gain on
     securities -- Class 2................            --              --        (228,896)           --               --
   Net realized gain on
     securities -- Class 3................            --              --        (681,454)           --               --
                                            ----------------------------------------------------------------------------
   Total distributions to shareholders....     (4,685,327)     (4,265,493)    (6,332,986)    (3,757,564)     (22,965,264)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (180,160,660)   (213,974,870)   (34,009,624)   (27,972,201)    (151,377,473)
                                            ----------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (151,175,103)   (115,432,876)    (6,343,388)   (11,688,699)     165,091,860
   NET ASSETS:
   Beginning of period....................  $ 779,569,652   $ 895,002,528   $248,076,850   $259,765,549   $2,413,896,553
                                            ----------------------------------------------------------------------------
   End of period+.........................  $ 628,394,549   $ 779,569,652   $241,733,462   $248,076,850   $2,578,988,413
                                            ============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   5,087,866   $   4,685,327   $  3,593,289   $  3,640,906   $   20,468,651
                                            ============================================================================

                                                 DAVIS
                                                VENTURE
                                                 VALUE
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2006
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $   23,051,035
   Net realized gain (loss) on investments
     and foreign currencies...............     128,754,251
   Net unrealized gain (loss) on
     investments and foreign currencies...     151,346,311
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............     303,151,597
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (18,005,806)
   Net investment income -- Class 2.......      (1,881,106)
   Net investment income -- Class 3.......      (2,453,027)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....     (22,339,939)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    (227,004,667)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      53,806,991
   NET ASSETS:
   Beginning of period....................  $2,360,089,562
                                            ---------------
   End of period+.........................  $2,413,896,553
                                            ===============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   22,965,263
                                            ===============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     "DOGS" OF                       ALLIANCE
                                                    WALL STREET                       GROWTH
                                            -------------------------------------------------------------
                                              FOR THE        FOR THE         FOR THE          FOR THE
                                             YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                            JANUARY 31,    JANUARY 31,     JANUARY 31,      JANUARY 31,
                                                2007           2006            2007             2006
   ------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,216,298   $  2,518,212   $      264,375   $      839,078
   Net realized gain (loss) on investments
     and foreign currencies...............     5,660,153      3,125,985       78,168,041      137,955,080
   Net unrealized gain (loss) on
     investments and foreign currencies...    11,330,418     (2,761,006)    (111,654,082)     112,763,088
                                            -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    19,206,869      2,883,191      (33,221,666)     251,557,246
                                            -------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,661,028)    (1,851,910)        (839,078)      (3,160,668)
   Net investment income -- Class 2.......      (455,712)      (490,187)             --          (190,273)
   Net investment income -- Class 3.......      (401,473)      (312,680)             --          (175,559)
   Net realized gain on
     securities -- Class 1................    (1,118,219)      (153,136)             --               --
   Net realized gain on
     securities -- Class 2................      (324,639)       (43,089)             --               --
   Net realized gain on
     securities -- Class 3................      (297,282)       (28,689)             --               --
                                            -------------------------------------------------------------
   Total distributions to shareholders....    (4,258,353)    (2,879,691)        (839,078)      (3,526,500)
                                            -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    (7,625,231)   (25,974,706)    (120,136,896)    (178,333,074)
                                            -------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     7,323,285    (25,971,206)    (154,197,640)      69,697,672
   NET ASSETS:
   Beginning of period....................  $100,953,995   $126,925,201   $1,085,705,599   $1,016,007,927
                                            -------------------------------------------------------------
   End of period+.........................  $108,277,280   $100,953,995   $  931,507,959   $1,085,705,599
                                            =============================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,216,298   $  2,518,213   $      264,375   $      839,078
                                            =============================================================


                                                  GOLDMAN SACHS
                                                     RESEARCH
                                            --------------------------
                                              FOR THE       FOR THE
                                            YEAR ENDED     YEAR ENDED
                                            JANUARY 31,   JANUARY 31,
                                               2007           2006
   ---------------------------------------  --------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    67,147   $    67,733
   Net realized gain (loss) on investments
     and foreign currencies...............    3,167,969     3,061,525
   Net unrealized gain (loss) on
     investments and foreign currencies...      218,872      (957,741)
                                            --------------------------
   Net increase (decrease) in net assets
     resulting from operations............    3,453,988     2,171,517
                                            --------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (54,018)      (84,173)
   Net investment income -- Class 2.......      (10,715)      (20,383)
   Net investment income -- Class 3.......       (3,003)       (3,751)
   Net realized gain on
     securities -- Class 1................          --            --
   Net realized gain on
     securities -- Class 2................          --            --
   Net realized gain on
     securities -- Class 3................          --            --
                                            --------------------------
   Total distributions to shareholders....      (67,736)     (108,307)
                                            --------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................       38,844    (4,537,465)
                                            --------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    3,425,096    (2,474,255)
   NET ASSETS:
   Beginning of period....................  $26,593,628   $29,067,883
                                            --------------------------
   End of period+.........................  $30,018,724   $26,593,628
                                            ==========================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   189,966   $    67,731
                                            ==========================

    See Notes to Financial Statements

---------------------
    208

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MFS MASSACHUSETTS              PUTNAM GROWTH:                  BLUE CHIP
                                                  INVESTORS TRUST                   VOYAGER                       GROWTH
                                            --------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,
                                                2007           2006           2007           2006          2007           2006
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,419,294   $  1,607,421   $   (143,728)  $     38,166   $   117,593   $    68,830
   Net realized gain (loss) on investments
     and foreign currencies...............    22,872,801     24,363,009     12,859,683     28,667,020     3,260,433     2,217,541
   Net unrealized gain (loss) on
     investments and foreign currencies...     2,009,577      5,010,244     (1,820,616)    (4,553,543)     (297,836)    1,648,371
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    27,301,672     30,980,674     10,895,339     24,151,643     3,080,190     3,934,742
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,176,025)    (1,518,197)       (36,520)    (1,248,616)      (56,224)     (169,943)
   Net investment income -- Class 2.......      (158,579)      (195,630)           --         (42,325)      (11,405)      (55,361)
   Net investment income -- Class 3.......      (267,270)      (251,013)           --         (18,515)       (1,201)      (31,207)
   Net realized gain on
     securities -- Class 1................           --             --             --             --            --            --
   Net realized gain on
     securities -- Class 2................           --             --             --             --            --            --
   Net realized gain on
     securities -- Class 3................           --             --             --             --            --            --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....    (1,601,874)    (1,964,840)       (36,520)    (1,309,456)      (68,830)     (256,511)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (47,940,039)   (36,970,950)   (52,709,515)   (52,311,739)   (8,222,281)   (2,642,373)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (22,240,241)    (7,955,116)   (41,850,696)   (29,469,552)   (5,210,921)    1,035,858
   NET ASSETS:
   Beginning of period....................  $270,824,235   $278,779,351   $215,752,909   $245,222,461   $52,775,008   $51,739,150
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $248,583,994   $270,824,235   $173,902,213   $215,752,909   $47,564,087   $52,775,008
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,480,583   $  1,600,599   $        (56)  $     36,387   $   117,593   $    68,830
                                            ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       REAL                     SMALL COMPANY                 MFS MID-CAP
                                                      ESTATE                        VALUE                        GROWTH
                                            --------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE       FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,     JANUARY 31,
                                                2007           2006          2007          2006           2007           2006
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,028,832   $  3,737,966   $   (13,974)  $     1,136   $    343,790   $ (1,001,580)
   Net realized gain (loss) on investments
     and foreign currencies...............    46,704,126     28,506,129     1,066,139     1,752,670     18,110,251     21,823,685
   Net unrealized gain (loss) on
     investments and foreign currencies...    37,954,834     30,473,732     2,266,075       258,266    (17,546,997)     8,841,371
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    88,687,792     62,717,827     3,318,240     2,012,072        907,044     29,663,476
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,274,465)    (3,090,509)       (1,128)      (61,951)           --             --
   Net investment income -- Class 2.......      (434,179)      (584,811)          --            --             --             --
   Net investment income -- Class 3.......    (1,009,486)      (775,811)          --           (632)           --             --
   Net realized gain on
     securities -- Class 1................   (16,456,154)   (11,520,797)     (721,618)     (544,755)           --             --
   Net realized gain on
     securities -- Class 2................    (3,462,065)    (2,321,937)          --            --             --             --
   Net realized gain on
     securities -- Class 3................    (8,609,102)    (3,223,122)   (1,031,055)       (5,561)           --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....   (32,245,451)   (21,516,987)   (1,753,801)     (612,899)           --             --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    55,712,868     (2,718,282)   27,015,747    (1,534,072)   (27,452,004)   (32,539,272)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   112,155,209     38,482,558    28,580,186      (134,899)   (26,544,960)    (2,875,796)
   NET ASSETS:
   Beginning of period....................  $251,790,296   $213,307,738   $10,327,518   $10,462,417   $271,821,540   $274,697,336
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $363,945,505   $251,790,296   $38,907,704   $10,327,518   $245,276,580   $271,821,540
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  4,040,453   $  3,714,980   $        --   $     1,128   $    345,174   $     (2,344)
                                            ======================================================================================

    See Notes to Financial Statements

---------------------
    210

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    AGGRESSIVE                     GROWTH                       MARSICO
                                                      GROWTH                    OPPORTUNITIES                    GROWTH
                                            --------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE       FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,     JANUARY 31,
                                                2007           2006          2007          2006           2007           2006
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  1,000,975   $    149,982   $  (339,769)  $  (149,452)  $    138,736   $   (102,841)
   Net realized gain (loss) on investments
     and foreign currencies...............    17,261,104     47,311,038     2,033,257     3,778,543      7,565,930     12,109,242
   Net unrealized gain (loss) on
     investments and foreign currencies...       999,785    (19,632,022)      930,482     1,810,370      6,325,496     12,789,582
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    19,261,864     27,828,998     2,623,970     5,439,461     14,030,162     24,795,983
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (149,982)           --            --            --             --             --
   Net investment income -- Class 2.......           --             --            --            --             --             --
   Net investment income -- Class 3.......           --             --            --            --             --             --
   Net realized gain on
     securities -- Class 1................           --             --            --            --      (4,253,189)           --
   Net realized gain on
     securities -- Class 2................           --             --            --            --      (2,671,960)           --
   Net realized gain on
     securities -- Class 3................           --             --            --            --      (2,348,339)           --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....      (149,982)           --            --            --      (9,273,488)           --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (39,436,547)   (36,073,284)   31,689,318    (3,653,489)    (4,389,605)    (3,913,160)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (20,324,665)    (8,244,286)   34,313,288     1,785,972        367,069     20,882,823
   NET ASSETS:
   Beginning of period....................  $202,052,119   $210,296,405   $31,439,841   $29,653,869   $157,931,294   $137,048,471
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $181,727,454   $202,052,119   $65,753,129   $31,439,841   $158,298,363   $157,931,294
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    963,995   $    149,982   $        --   $        --   $    139,437   $         --
                                            ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                  SMALL &                    INTERNATIONAL
                                                                                  MID CAP                      GROWTH AND
                                                   TECHNOLOGY                      VALUE                         INCOME
                                            --------------------------------------------------------------------------------------
                                              FOR THE       FOR THE       FOR THE        FOR THE        FOR THE         FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,   JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                               2007          2006           2007           2006           2007           2006
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  (295,115)  $  (387,415)  $  1,778,568   $    262,803   $  8,354,917   $  5,607,710
   Net realized gain (loss) on investments
     and foreign currencies...............      490,489       533,917     17,210,720     17,171,952     67,938,206     56,683,537
   Net unrealized gain (loss) on
     investments and foreign currencies...   (2,458,205)    5,349,127     11,388,444     13,395,395      7,687,350      9,729,708
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (2,262,831)    5,495,629     30,377,732     30,830,150     83,980,473     72,020,955
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......          --            --             --             --      (3,886,371)    (2,240,852)
   Net investment income -- Class 2.......          --            --         (77,122)           --        (489,290)      (265,413)
   Net investment income -- Class 3.......          --            --        (185,625)           --      (1,056,773)      (293,292)
   Net realized gain on
     securities -- Class 1................          --            --             --             --      (3,649,229)           --
   Net realized gain on
     securities -- Class 2................          --            --      (2,741,083)      (178,201)      (505,036)           --
   Net realized gain on
     securities -- Class 3................          --            --     (14,430,925)      (663,399)    (1,167,195)           --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....          --            --     (17,434,755)      (841,600)   (10,753,894)    (2,799,557)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (5,558,090)   (4,705,433)    68,471,967     48,943,234     49,089,880    (30,123,517)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (7,820,921)      790,196     81,414,944     78,931,784    122,316,459     39,097,881
   NET ASSETS:
   Beginning of period....................  $47,323,800   $46,533,604   $258,710,352   $179,778,568   $373,690,626   $334,592,745
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $39,502,879   $47,323,800   $340,125,296   $258,710,352   $496,007,085   $373,690,626
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $        --   $        --   $  1,778,568   $    262,747   $  8,379,204   $  5,310,962
                                            ======================================================================================

    See Notes to Financial Statements

---------------------
    212

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                 INTERNATIONAL
                                                      GLOBAL                      DIVERSIFIED
                                                     EQUITIES                       EQUITIES
                                            ----------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2007           2006           2007           2006
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,828,110   $  1,380,445   $  7,782,041   $  4,541,702
   Net realized gain (loss) on investments
     and foreign currencies...............    21,807,819     60,743,542     24,020,963     15,632,332
   Net unrealized gain (loss) on
     investments and foreign currencies...    16,962,378     (8,043,519)    43,959,472     61,692,488
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    41,598,307     54,080,468     75,762,476     81,866,522
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,848,457)      (533,900)      (780,938)    (2,612,284)
   Net investment income -- Class 2.......      (143,341)       (18,868)      (182,106)      (696,476)
   Net investment income -- Class 3.......      (181,816)        (6,981)      (545,445)    (1,889,182)
   Net realized gain on
     securities -- Class 1................           --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --
                                            ----------------------------------------------------------
   Total distributions to shareholders....    (2,173,614)      (559,749)    (1,508,489)    (5,197,942)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................   (29,443,793)   (29,831,366)    18,824,713     13,508,156
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     9,980,900     23,689,353     93,078,700     90,176,736
   NET ASSETS:
   Beginning of period....................  $249,794,333   $226,104,980   $428,104,812   $337,928,076
                                            ----------------------------------------------------------
   End of period+.........................  $259,775,233   $249,794,333   $521,183,512   $428,104,812
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,723,654   $  1,170,292   $  9,451,409   $   (979,281)
                                            ==========================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     EMERGING                       FOREIGN
                                                      MARKETS                        VALUE
                                            ----------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2007           2006           2007           2006
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,814,873   $  2,703,128   $  8,687,800   $  4,531,448
   Net realized gain (loss) on investments
     and foreign currencies...............    51,521,179     50,034,087     17,208,924      6,309,862
   Net unrealized gain (loss) on
     investments and foreign currencies...   (13,706,950)    25,387,627     70,415,376     43,271,994
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    40,629,102     78,124,842     96,312,100     54,113,304
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,540,321)      (437,749)            --             --
   Net investment income -- Class 2.......      (194,885)       (39,547)      (730,187)            --
   Net investment income -- Class 3.......      (508,352)       (32,172)    (3,710,441)            --
   Net realized gain on
     securities -- Class 1................   (26,094,984)            --             --             --
   Net realized gain on
     securities -- Class 2................    (3,716,353)            --       (976,538)       (98,918)
   Net realized gain on
     securities -- Class 3................   (10,561,214)            --     (5,387,925)      (416,571)
                                            ----------------------------------------------------------
   Total distributions to shareholders....   (42,616,109)      (509,468)   (10,805,091)      (515,489)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 8)................    52,182,591     22,313,886     54,481,403     88,925,608
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    50,195,584     99,929,260    139,988,412    142,523,423
   NET ASSETS:
   Beginning of period....................  $236,827,114   $136,897,854   $391,267,789   $248,744,366
                                            ----------------------------------------------------------
   End of period+.........................  $287,022,698   $236,827,114   $531,256,201   $391,267,789
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  5,638,277   $  2,019,335   $  8,846,768   $  4,363,452
                                            ==========================================================

    See Notes to Financial Statements

---------------------
    214

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this Annual Report. The four Portfolios of the Trust not included in this annual report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, "the Feeder Funds"). The Feeder Funds operate in the manner of a "Fund of Funds," investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and the United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

  The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. Effective December 1, 2004, each class of shares is no longer subject to a distribution fee. The Board of Trustees may establish additional portfolios or classes in the future.

  The investment goals for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.
                                                           ---------------------

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

---------------------
    216

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. SUBSTITUTIONS: As of November 17, 2006, Davis Venture Value Portfolio acquired shares of Equity Income Portfolio in exchange for securities and cash as part of a substitution. The transaction resulted in cash received fair market value of securities received in the amount of $4,794,982. The cost basis of the securities received for both financial and federal income tax reporting purposes was equal to the fair market value of the securities received on November 17, 2006, the purchase date.

3. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

  As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

  Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of January 31, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-

---------------------
    218
market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At January 31, 2007, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                              PERCENTAGE   PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   ----------
"Dogs" of Wall Street.......................................     5.89%     $5,323,000
Blue Chip Growth............................................     3.23       2,914,000
Aggressive Growth...........................................     7.52       6,792,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  State Street Bank & Trust Co., dated January 31, 2007, bearing interest at a rate of 4.70% per annum, with a principal amount of $90,337,000 a repurchase price of $90,348,794 and a maturity date of February 1, 2007. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   -----------
U.S. Treasury Bonds.........................................    8.75%    08/15/20   $ 4,180,000   $ 5,855,039
U.S. Treasury Bonds.........................................    8.00     11/15/21     1,705,000     2,246,338
U.S. Treasury Notes.........................................    4.88     04/30/08    83,215,000    84,047,150

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At January 31, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

                                                           ---------------------

  During the period ended January 31, 2007 the following Portfolios had options written:

                                                                                      WRITTEN OPTIONS
                                                           ----------------------------------------------------------------------
                                                            WORLDWIDE HIGH INCOME                             AGGRESSIVE GROWTH
                                                                  PORTFOLIO           BALANCED PORTFOLIO          PORTFOLIO
                                                           -----------------------   --------------------   ---------------------
                                                            NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                                                            CONTRACTS    RECEIVED    CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
                                                           -----------   ---------   ---------   --------   ---------   ---------
Options outstanding as of January 31, 2006...............           --   $      --       --      $     --        --     $      --
Options written..........................................  (10,658,039)   (195,439)    (192)      (18,443)   (2,053)     (156,174)
Options terminated in closing purchase transactions......           --          --       22         2,436       388        35,676
Options exercised........................................           --          --       --            --        --            --
Options expired (written)................................    2,963,200      29,541      126        13,728     1,665       120,498
                                                           -----------   ---------     ----      --------    ------     ---------
Options outstanding as of January 31, 2007...............   (7,694,839)  $(165,898)     (44)     $ (2,279)       --     $      --
                                                           ===========   =========     ====      ========    ======     =========

SHORT SALES: Certain portfolios may engage in "short sales against the box." A short sale against the box to the extent that the portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

  At January 31, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for collateral for open swap contracts.

4. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

---------------------
    220

                                                                  DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                     ------------------------------------------------   -------------------------
                                                                         FOR THE YEAR ENDED JANUARY 31, 2007
                                                     ----------------------------------------------------------------------------
                                                                      LONG-TERM         UNREALIZED                     LONG-TERM
                                                      ORDINARY      GAINS/CAPITAL      APPRECIATION      ORDINARY       CAPITAL
PORTFOLIO                                              INCOME      AND OTHER LOSSES   (DEPRECIATION)*     INCOME         GAINS
---------                                            -----------   ----------------   ---------------   -----------   -----------
Cash Management....................................  $19,766,518    $    (903,386)     $     (5,486)    $11,056,824   $        --
Corporate Bond.....................................   28,839,145      (15,996,804)        1,055,566      23,676,628            --
Global Bond........................................    3,311,529        1,857,432         1,566,646      15,099,625     1,818,396
High-Yield Bond....................................   25,147,925     (101,824,432)       26,133,355      26,816,021            --
Worldwide High Income..............................    5,436,127      (29,581,394)        1,933,254       6,405,289            --
SunAmerica Balanced................................    6,011,320     (106,432,220)       16,258,030       6,305,306            --
MFS Total Return...................................   35,510,724       48,036,738        99,093,230      27,700,407    32,459,123
Telecom Utility....................................    1,791,373      (40,443,825)        7,085,607       1,875,326            --
Equity Index.......................................      524,223       (4,004,041)        3,767,861         575,936            --
Growth-Income......................................    5,087,866      (23,649,493)      158,575,292       4,685,327            --
Federated American Leaders.........................    7,327,233       17,613,214        28,718,888       3,640,905     2,692,081
Davis Venture Value................................   20,468,651      111,709,149       981,405,789      22,965,264            --
"Dogs" of Wall Street..............................    3,717,802        3,814,366        10,017,458       2,518,213     1,740,140
Alliance Growth....................................      264,375     (804,623,599)      123,557,301         839,078            --
Goldman Sachs Research.............................      536,571      (13,207,119)        3,180,401          67,736            --
MFS Massachusetts Investor Trust...................    2,480,583      (29,779,355)       41,254,702       1,601,874            --
Putnam Growth: Voyager.............................           --     (168,493,885)       21,309,643          36,520            --
Blue Chip Growth...................................      117,593       (4,031,138)        3,447,992          68,830            --
Real Estate........................................    6,418,303       44,263,388       120,213,916       4,037,137    28,208,313
Small Company Value................................       88,776          977,365         5,516,537         104,859     1,648,942
MFS Mid-Cap Growth.................................      345,277     (207,907,181)       30,762,535              --            --
Aggressive Growth..................................      964,999     (175,060,589)        8,898,913         149,982            --
Growth Opportunities...............................           --      (16,504,297)        4,843,358              --            --
Marsico Growth.....................................      139,437        7,390,673        47,084,590              --     9,273,488
Technology.........................................           --      (58,682,815)        2,673,635              --            --
Small & Mid Cap Value..............................    4,806,073       14,466,710        44,899,748       4,405,088    13,029,667
International Growth & Income......................   36,599,690       39,545,656        74,597,477       5,432,434     5,321,460
Global Equities....................................    2,966,835     (109,945,805)       46,911,233       2,173,614            --
International Diversified Equities.................   11,315,469      (48,285,218)      145,296,082       1,508,489            --
Emerging Markets...................................   33,604,871       20,752,515        42,875,249      11,283,931    31,332,178
Foreign Value......................................   11,862,116       15,413,833       149,725,870       5,698,106     5,106,985

---------------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                           ---------------------

                                                                 TAX DISTRIBUTIONS
                                                              ------------------------
                                                                 FOR THE YEAR ENDED
                                                                  JANUARY 31, 2006
                                                              ------------------------
                                                                            LONG-TERM
                                                               ORDINARY      CAPITAL
PORTFOLIO                                                       INCOME        GAINS
---------                                                     ----------   -----------
Cash Management.............................................  $3,430,737   $        --
Corporate Bond..............................................  21,118,318            --
Global Bond.................................................   4,633,150       671,127
High-Yield Bond.............................................  30,800,343            --
Worldwide High Income.......................................   7,067,234            --
SunAmerica Balanced.........................................   6,658,955            --
MFS Total Return............................................  26,620,065    40,917,946
Telecom Utility.............................................   2,182,260            --
Equity Index................................................     677,645            --
Growth-Income...............................................   4,265,493            --
Federated American Leaders..................................   3,757,564            --
Davis Venture Value.........................................  22,339,939            --
"Dogs" of Wall Street.......................................   2,654,777       224,914
Alliance Growth.............................................   3,526,500            --
Goldman Sachs Research......................................     108,307            --
MFS Massachusetts Investor Trust............................   1,964,840            --
Putnam Growth: Voyager......................................   1,309,456            --
Blue Chip Growth............................................     256,511            --
Real Estate.................................................   5,134,610    16,382,377
Small Company Value.........................................      62,583       550,316
MFS Mid-Cap Growth..........................................          --            --
Aggressive Growth...........................................          --            --
Growth Opportunities........................................          --            --
Marsico Growth..............................................          --            --
Technology..................................................          --            --
Small & Mid Cap Value.......................................     104,550       737,050
International Growth & Income...............................   2,799,557            --
Global Equities.............................................     559,749            --
International Diversified Equities..........................   5,197,942            --
Emerging Markets............................................     509,467            --
Foreign Value...............................................     125,735       389,754

---------------------
    222

  As of January 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                  CAPITAL LOSS CARRYFORWARD
                              -------------------------------------------------------------------------------------------------
FUND                            2008        2009         2010           2011          2012        2013      2014        2015
-------------------------------------------------------------------------------------------------------------------------------
Cash Management............   $     --   $    1,816   $   814,696   $         --   $     5,964   $12,138   $46,929   $   21,843
Corporate Bond.............         --    1,465,862     3,573,902      9,406,978       328,606        --        --    1,221,456
Global Bond................         --           --            --             --            --        --        --    1,798,998
High-Yield Bond............         --           --    28,934,906     72,889,526            --        --        --           --
Worldwide High Income......    101,448           --     2,720,967     13,010,822    13,748,157        --        --           --
SunAmerica Balanced........         --           --    11,762,854     67,133,642    27,535,724        --        --           --
MFS Total Return...........         --           --       477,889        201,673            --        --        --           --
Telecom Utility............         --           --     9,793,369     28,369,107     2,281,217        --        --           --
Equity Index...............         --           --       131,483      2,580,993       106,692   362,808   363,357      123,493
Growth-Income..............         --           --            --     23,649,493            --        --        --           --
Davis Venture Value........         --           --       281,864        862,436            --        --        --           --
Alliance Growth............         --           --   309,806,695    376,313,238   118,503,666        --        --           --
Goldman Sachs Research.....         --           --            --     13,207,119            --        --        --           --
MFS Massachusetts Investor
  Trust....................         --           --            --     25,779,475     3,999,880        --        --           --
Putnam Growth: Voyager.....         --           --    71,205,249     90,998,548     6,290,032        --        --           --
Blue Chip Growth...........         --           --            --      3,153,248       877,890        --        --           --
MFS Mid-Cap Growth.........         --           --            --    207,907,078            --        --        --           --
Aggressive Growth..........         --           --    87,035,378     73,587,791    14,436,415        --        --           --
Growth Opportunities.......         --           --     5,217,689     11,286,608            --        --        --           --
Technology.................               1,005,802    30,402,127     22,987,768     3,503,244        --   783,874           --
Global Equities............         --           --            --     84,981,022    24,964,783        --        --           --
International Diversified
  Equities.................         --           --            --     35,591,844    12,441,442        --        --           --

                                                           ---------------------

  The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2007.

                                                               CAPITAL LOSS
                                                               CARRYFORWARD
PORTFOLIO                                                        UTILIZED
---------------------------------------------------------------------------
High-Yield Bond.............................................   $ 3,194,339
Worldwide High Income.......................................     1,961,237
SunAmerica Balanced.........................................     5,506,327
MFS Total Return............................................       232,000
Telecom Utility.............................................     8,540,521
Growth-Income...............................................    88,383,671
Davis Venture Value.........................................    49,058,338
Alliance Growth.............................................    73,539,852
Goldman Sachs Research......................................     2,980,616
MFS Massachusetts Investor Trust............................    22,820,787
Putnam Growth: Voyager......................................    12,681,394
Blue Chip Growth............................................     3,548,752
MFS Mid-Cap Growth..........................................    17,601,486
Aggressive Growth...........................................    17,238,673
Growth Opportunities........................................     2,168,165
Technology..................................................       515,071
International Growth & Income...............................       180,982
Global Equities.............................................    21,086,583
International Diversified Equities..........................    18,599,726

---------------------
    224

  Under the current law, capital losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2007, the Funds elected to defer capital losses as follows:

                                                              DEFERRED POST-     DEFERRED POST-
                                                              OCTOBER CAPITAL   OCTOBER CURRENCY
PORTFOLIO                                                          LOSS               LOSS
------------------------------------------------------------------------------------------------
Global Bond.................................................     $ 58,434           $     --
MFS Total Return............................................           --              3,043
Telecom Utility.............................................           --                132
Equity Index................................................      335,215                 --
Putnam Growth: Voyager......................................           --                 56
MFS Mid-Cap Growth..........................................           --                103
Aggressive Growth...........................................           --              1,005
International Growth & Income...............................           --             44,958
Emerging Markets............................................           --            314,047

                                                           ---------------------

  For the period ended January 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets were as follows:

                                                                 ACCUMULATED         ACCUMULATED
                                                              UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                                                 INVESTMENT         REALIZED GAIN
PORTFOLIO                                                       INCOME (LOSS)          (LOSS)         CAPITAL PAID-IN
---------------------------------------------------------------------------------------------------------------------
Cash Management.............................................      $     --           $       --         $       --
Corporate Bond..............................................         6,522               (6,522)                --
Global Bond.................................................     1,523,820           (1,523,820)                --
High-Yield Bond.............................................           163                 (163)                --
Worldwide High Income.......................................       141,888             (141,888)                --
SunAmerica Balanced.........................................        88,784              (88,784)                --
MFS Total Return............................................       440,876             (440,876)                --
Telecom Utility.............................................          (332)                 332                 --
Equity Index................................................            --                   --                 --
Growth-Income...............................................            --                   --                 --
Federated American Leaders..................................            --                   --                 --
Davis Venture Value.........................................       218,665             (218,665)                --
"Dogs" of Wall Street.......................................            --                   --                 --
Alliance Growth.............................................            --                   --                 --
Goldman Sachs Research......................................       122,824             (122,824)                --
MFS Massachusetts Investor Trust............................        62,564              (62,564)                --
Putnam Growth: Voyager......................................       143,805               (1,461)          (142,344)
Blue Chip Growth............................................            --                   --                 --
Real Estate.................................................        14,771              (14,771)                --
Small Company Value.........................................        13,974                    2            (13,976)
MFS Mid-Cap Growth..........................................         3,728               (3,728)                --
Aggressive Growth...........................................       (36,980)              36,980                 --
Growth Opportunities........................................       339,769                   --           (339,769)
Marsico Growth..............................................           701                 (701)                --
Technology..................................................       295,115                   --           (295,115)
Small & Mid Cap Value.......................................            --                   --                 --
International Growth & Income...............................       145,759             (145,759)                --
Global Equities.............................................       898,866             (898,866)                --
International Diversified Equities..........................     4,157,138           (4,157,138)                --
Emerging Markets............................................     3,047,627           (3,047,627)                --
Foreign Value...............................................       236,144             (236,144)                --

---------------------
    226

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                  AGGREGATE         AGGREGATE      GAIN/(LOSS)       COST OF
                                                               UNREALIZED GAIN   UNREALIZED LOSS       NET         INVESTMENTS
                                                               ---------------   ---------------   ------------   --------------
Cash Management.............................................   $        9,522    $      (15,008)   $     (5,486)  $  451,565,447
Corporate Bond..............................................        9,233,099        (8,177,533)     (1,055,566)     601,905,589
Global Bond.................................................        4,937,732        (3,618,629)      1,319,103      149,700,006
High-Yield Bond.............................................       35,826,014        (9,693,501)     26,132,513      337,329,247
Worldwide High Income.......................................        5,373,797        (3,435,710)      1,938,087       82,994,833
SunAmerica Balanced.........................................       18,469,348        (2,213,198)     16,256,150      232,584,232
MFS Total Return............................................      114,318,087       (15,226,275)     99,091,812    1,030,939,360
Telecom Utility.............................................        8,518,498        (1,432,874)      7,085,624       51,286,292
Equity Index................................................       14,470,579       (10,702,718)      3,767,861       34,197,275
Growth-Income...............................................      161,380,279        (2,804,987)    158,575,292      470,815,095
Federated American Leaders..................................       31,301,759        (2,582,871)     28,718,888      214,333,909
Davis Venture Value.........................................    1,001,836,886       (20,461,561)    981,375,325    1,592,118,834
"Dogs" of Wall Street.......................................       14,620,060        (4,602,602)     10,017,458       98,183,997
Alliance Growth.............................................      128,556,481        (4,999,180)    123,557,301      805,589,530
Goldman Sachs Research......................................        3,761,815          (581,414)      3,180,401       26,488,661
MFS Massachusetts Investors Trust...........................       48,554,429        (7,301,104)     41,253,325      206,891,990
Putnam Growth: Voyager......................................       23,877,149        (2,567,454)     21,309,695      152,335,297
Blue Chip Growth............................................        4,110,802          (662,810)      3,447,992       45,257,535
Real Estate.................................................      120,527,617          (313,375)    120,214,242      244,029,545
Small Company Value.........................................        6,070,484          (553,947)      5,516,537       33,562,955
MFS Mid-Cap Growth..........................................       36,053,325        (5,290,790)     30,762,535      214,800,590
Aggressive Growth...........................................       10,046,648        (1,147,540)      8,899,108      179,086,209
Growth Opportunities........................................        5,521,981          (678,623)      4,843,358       60,633,097
Marsico Growth..............................................       47,268,118          (201,456)     47,066,662      111,231,742
Technology..................................................        3,994,932        (1,321,297)      2,673,635       36,900,281
Small & Mid Cap Value.......................................       51,913,372        (7,013,624)     44,899,748      293,873,555
International Growth and Income.............................       80,132,403        (5,537,346)     74,595,057      422,490,386
Global Equities.............................................       29,999,970        16,906,618      46,906,588      214,029,167
International Diversified Equities..........................      153,392,439        (9,989,429)    143,403,010      364,226,496
Emerging Markets............................................       45,909,140        (2,938,450)     42,970,690      240,848,545
Foreign Value...............................................      152,019,620        (2,321,916)    149,697,704      380,984,093

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE PLAN (12b-1
PLAN): AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the "Agreement"), as amended, with AIG SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that AIG SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, "Dogs" of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, AIG SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

                                                           ---------------------

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                              MANAGEMENT
PORTFOLIO                                 ASSETS                 FEES
------------------------------------------------------------------------
Cash Management                              $0-$100 million    0.475%
                                            >   $100 million    0.450%
                                            >   $500 million    0.425%
                                           >      $1 billion    0.400%
Corporate Bond                                $0-$50 million     0.70%
                                            >    $50 million     0.60%
                                            >   $150 million     0.55%
                                            >   $250 million     0.50%
Global Bond                                   $0-$50 million     0.75%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $250 million     0.55%
High-Yield Bond                               $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $250 million     0.55%
Worldwide High Income                        $0-$350 million     0.80%
                                            >   $350 million     0.75%
Small Company Value                          $0-$200 million     1.00%
                                            >   $200 million     0.92%
                                            >   $500 million     0.90%
International Diversified                    $0-$250 million     0.85%
Equities                                    >   $250 million     0.80%
                                            >   $500 million     0.75%
SunAmerica Balanced                           $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $300 million     0.55%
                                            >   $500 million     0.50%
Growth-Income                                 $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $300 million     0.55%
                                            >   $500 million     0.50%
MFS Total Return                              $0-$50 million     0.70%
                                            >    $50 million     0.65%
Telecom Utility and                          $0-$150 million     0.75%
Federated American Leaders                  >   $150 million     0.60%
                                            >   $500 million     0.50%
Equity Index                                 >            $0     0.40%
Davis Venture Value and                      $0-$100 million     0.80%
Real Estate                                 >   $100 million     0.75%
                                            >   $500 million     0.70%
"Dogs" of Wall Street                        >            $0     0.60%
Alliance Growth                               $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%

                                                              MANAGEMENT
PORTFOLIO                                 ASSETS                 FEES
------------------------------------------------------------------------
Goldman Sachs Research*                       $0-$50 million     0.90%
                                            >    $50 million     0.85%
                                            >   $200 million     0.80%
MFS Massachusetts                            $0-$600 million     0.70%
Investors Trust                             >   $600 million     0.65%
                                           >    $1.5 billion     0.60%
Putnam Growth: Voyager*                      $0-$150 million     0.85%
                                            >   $150 million     0.80%
                                            >   $300 million     0.70%
Blue Chip Growth                             $0-$250 million     0.70%
                                            >   $250 million     0.65%
                                            >   $500 million     0.60%
MFS Mid-Cap Growth                           $0-$600 million     0.75%
                                            >   $600 million     0.70%
                                           >    $1.5 billion     0.65%
Aggressive Growth                            $0-$100 million     0.75%
                                            >   $100 million    0.675%
                                            >   $250 million    0.625%
                                            >   $500 million     0.60%
Growth Opportunities                         $0-$250 million     0.75%
                                            >   $250 million     0.70%
                                            >   $500 million     0.65%
Marsico Growth Portfolio                     >            $0     0.85%
Technology                                   $0-$250 million     1.00%
                                            >   $250 million     0.95%
                                            >   $500 million     0.90%
International Growth and                     $0-$150 million     1.00%
Income                                      >   $150 million     0.90%
                                            >   $300 million     0.80%
Global Equities                               $0-$50 million     0.90%
                                            >    $50 million     0.80%
                                            >   $150 million     0.70%
                                            >   $300 million     0.65%
Emerging Markets                             $0-$100 million     1.15%
                                            >   $100 million     1.10%
                                            >   $200 million     1.05%
Foreign Value                                 $0-$50 million    1.025%
                                            >    $50 million    0.865%
                                            >   $200 million    0.775%
                                            >   $500 million     0.75%
Small & Mid Cap Value                        $0-$250 million     0.95%
                                            >   $250 million     0.90%

---------------
* Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.05% and 0.10% of investment advisory fees for the Goldman Sachs Research and Putnam Growth: Voyager Portfolios, respectively. For the period ended January 31, 2007, the amount of investment advisory fees waived were $13,195 and $185,592, respectively.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective

---------------------
    228

Portfolios for which they are responsible. Each of the subadvisers is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of AIG SAAMCo, which pays the subadvisers' fees.

SUBADVISER                                            PORTFOLIO
--------------------------------------------------    --------------------------------------------------
AllianceBernstein L.P.                                Growth-Income
                                                      Alliance Growth
                                                      Small & Mid Cap Value

Columbia Management Advisors, LLC                     Cash Management

Davis Selected Advisers L.P.                          Davis Venture Value
(dba -- Davis Advisors)                               Real Estate

Federated Equity Management Company of                Telecom Utility
Pennsylvania                                          Federated American Leaders

Federated Investment Management Company               Corporate Bond

Franklin Advisory Services, LLC                       Small Company Value

Goldman Sachs Asset Management, L.P.                  Goldman Sachs Research*

Goldman Sachs Asset Management International          Global Bond

J.P. Morgan Investment Management, Inc.               SunAmerica Balanced
                                                      Global Equities

Marsico Capital Management, LLC                       Marsico Growth

Massachusetts Financial Services Company              MFS Total Return
                                                      MFS Massachusetts Investors Trust
                                                      MFS Mid-Cap Growth

Morgan Stanley Investment Management, Inc.            Worldwide High Income
(dba -- Van Kampen)                                   International Diversified Equities
                                                      Technology
                                                      Growth Opportunities

Putnam Investment Management, LLC                     Putnam Growth: Voyager*
                                                      International Growth and Income
                                                      Emerging Markets

Templeton Investment Counsel, LLC                     Foreign Value

FAF Advisors, Inc.                                    Equity Index

---------------
* Effective October 1, 2005, Goldman Sachs Asset Management, L.P. and Putnam Investment Management, LLC agreed to, until further notice, waive 0.05% and 0.10% of subadvisory fees, respectively. The amounts of such waivers were $13,195 and $185,592, respectively. These amounts are reflected in the Statement of Operations.

  The portion of the investment advisory fees received by AIG SAAMCo which are paid by AIG SAAMCo to the subadvisers are as follows:

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
Cash Management                             $0-$100 million    0.125%
                                          >    $100 million    0.100%
                                          >    $400 million    0.075%
                                         >       $1 billion    0.050%
Corporate Bond                               $0-$25 million     0.30%
                                          >     $25 million     0.25%
                                          >     $50 million     0.20%
                                          >    $150 million     0.15%
Global Bond                                  $0-$50 million     0.40%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
                                          >    $250 million     0.20%
Worldwide High Income                       $0-$350 million     0.45%
                                          >    $350 million     0.40%

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
SunAmerica Balanced                          $0-$50 million     0.40%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
Small Company Value                         $0-$200 million     0.60%
                                          >    $200 million     0.52%
                                          >    $500 million     0.50%
International Diversified                   $0-$250 million     0.45%
Equities                                  >    $250 million     0.40%
                                          >    $500 million     0.35%
Growth-Income                                $0-$50 million     0.35%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
                                          >    $300 million     0.20%
                                          >    $500 million     0.15%
MFS Total Return                          >              $0    0.375%

                                                           ---------------------

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
Federated American                           $0-$20 million     0.55%
Leaders                                   >     $20 million     0.35%
                                          >     $50 million     0.25%
                                          >    $150 million     0.20%
                                          >    $500 million     0.15%
Telecom Utility                              $0-$20 million     0.55%
                                          >     $20 million     0.35%
                                          >     $50 million     0.25%
                                          >    $150 million     0.20%
                                          >    $500 million     0.15%
Equity Index                              >              $0    0.125%
Davis Venture Value and                     $0-$100 million     0.45%
Real Estate                               >    $100 million     0.40%
                                          >    $500 million     0.35%
Alliance Growth                              $0-$50 million     0.35%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
Goldman Sachs Research                       $0-$50 million     0.50%
                                          >     $50 million     0.45%
                                          >    $200 million     0.40%
MFS Massachusetts                           $0-$300 million     0.40%
Investors Trust                           >    $300 million    0.375%
                                          >    $600 million     0.35%
                                          >    $900 million    0.325%
                                         >     $1.5 billion     0.25%
Putnam Growth: Voyager                      $0-$150 million     0.50%
                                          >    $150 million     0.45%
                                          >    $300 million     0.35%

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
MFS Mid-Cap Growth                          $0-$300 million     0.40%
                                          >    $300 million    0.375%
                                          >    $600 million     0.35%
                                          >    $900 million    0.325%
                                         >     $1.5 billion     0.25%
Growth Opportunities                      >              $0     0.50%
Marsico Growth Portfolio                   >             $0     0.45%
Technology                                  $0-$250 million     0.50%
                                          >    $250 million     0.45%
                                          >    $500 million     0.40%
International Growth and                    $0-$150 million     0.65%
Income                                    >    $150 million     0.55%
                                          >    $300 million     0.45%
Global Equities                              $0-$50 million     0.45%
                                          >     $50 million     0.40%
                                          >    $150 million     0.35%
                                          >    $500 million     0.30%
Emerging Markets                            $0-$100 million     0.85%
                                          >    $100 million     0.80%
                                          >    $200 million     0.75%
Foreign Value                                $0-$50 million    0.625%
                                          >     $50 million    0.465%
                                          >    $200 million    0.375%
                                          >    $500 million     0.35%
Small & Mid Cap Value                       $0-$250 million     0.50%
                                          >    $250 million     0.45%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Index................................................   0.55%        --%        --%
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --       1.85
Growth Opportunities........................................   1.00       1.15       1.25

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  For the period ended January 31, 2007, AIG SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                     AMOUNT
---------------------------------------------------------------------
Equity Index................................................  $45,548
Blue Chip Growth............................................    9,721
Small Company Value.........................................    3,949
Growth Opportunities........................................    9,152

  For the period ended January 31, 2007, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                               AMOUNT    BALANCE SUBJECT
PORTFOLIO                                                     RECOUPED    TO RECOUPMENT
----------------------------------------------------------------------------------------
Equity Index................................................  $    --        $79,439
Goldman Sachs Research......................................   40,582             --
Blue Chip Growth............................................   11,725         29,967
Small Company Value.........................................   45,920          4,645
Growth Opportunities........................................   36,654             --

---------------------
    230

  Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

  On January 11, 1999, February 23, 1999, February 24, 1999 and April 7, 1999, Davis Selected Adviser, L.P., subadviser for the Davis Venture Value Portfolio, purchased on behalf of the Portfolio 11,700; 100; 9,400; and 7,300 shares, respectively, of common stock of Transatlantic Holdings, Inc., an affiliate of AIG SAAMCo. The Portfolio was restricted from acquiring such securities. From September 12, 2006 through September 14, 2006, the shares were sold at a gain of $1,192,419.

  On June 27, 2001, AllianceBernstein L.P., former subadviser for the Global Equities Portfolio, purchased on behalf of the Portfolio 2,000 shares of common stock of AIG, an affiliate of AIG SAAMCo. The Portfolio was restricted from acquiring such securities. On June 24, 2005, the shares were sold at a loss of $59,925, which was reimbursed by AllianceBernstein L.P. on October 3, 2006.

  On April 25, 2006, Columbia Management Advisers, LLC, subadviser for the Cash Management Portfolio, purchased on behalf of the Portfolio, $10,000,000 par value of Curzon Funding LLC 5.06% due 07/24/06. AIG Financial Products Corp., an affiliate of AIG SAAMCo, provided an unconditional guarantee on Curzon Funding LLC. On July 24, 2006 Curzon Funding LLC matured with no gain or loss to the Portfolio.

  On May 19, 2006 J.P. Morgan Investment Management, Inc., the subadviser for the SunAmerica Balanced Portfolio, purchased on behalf of the Portfolio $1,000,000 par value of International Lease Finance Corp. 5.43% 5/24/2010, an affiliate of AIG SAAMCo. The Portfolio was restricted from acquiring such security. The transaction resulted in no gain or loss to the Portfolio.

  On June 15, 2006, Davis Selected Advisers L.P., the subadviser for the Real Estate Portfolio, purchased on behalf of the Portfolio an additional 28,600 shares of Alexandria Real Estate Equities, Inc., as a result of which the Portfolio failed to meet the diversification standard set forth under Section 5(b)(1) of the Investment Company Act of 1940, as amended, on that date. On June 16, 2006, to meet the diversification standard, 3,000 shares of Alexandria Real Estate Securities, Inc. were sold at a gain of $772.

6. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended January 31, 2007, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                              TOTAL EXPENSE
PORTFOLIO                                                      REDUCTIONS
---------------------------------------------------------------------------
MFS Total Return............................................     $87,829
Telecom Utility.............................................      22,670
Growth-Income...............................................      60,403
Federated American Leaders..................................      94,067
Davis Venture Value.........................................      90,786
"Dogs" of Wall Street.......................................      19,071
Alliance Growth.............................................     137,430
Goldman Sachs Research......................................       4,919
MFS Massachusetts Investors Trust...........................      17,318
Putnam Growth: Voyager......................................      39,148
Blue Chip Growth............................................       8,420
MFS Mid-Cap Growth..........................................      40,291
Aggressive Growth...........................................      57,511
Marsico Growth..............................................      29,322
Technology..................................................      10,497
Small & Mid Cap Value.......................................      61,367
International Growth and Income.............................      48,825
Emerging Markets............................................     145,539
Foreign Value...............................................      11,714

                                                           ---------------------

7. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2007 were as follows:

                               PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             --------------------------   --------------------------   ---------------------   ---------------------
Cash Management............         $         --                 $         --              $         --            $         --
Corporate Bond.............          250,229,680                  119,540,005               113,061,387              93,651,587
Global Bond................           43,214,543                   38,704,909                31,718,291              24,062,162
High-Yield Bond............          225,556,626                  198,268,046                        --                      --
Worldwide High Income......           33,828,016                   37,747,839                   565,166                      --
SunAmerica Balanced........          248,294,334                  242,067,728               101,654,328             146,892,028
MFS Mid Cap Growth.........          351,808,024                  372,094,096                        --                      --
Telecom Utility............           35,064,026                   37,168,854                        --                      --
Equity Index...............              909,763                    8,190,979                        --                      --
Growth-Income..............          290,804,748                  458,268,843                        --                      --
Federated American
  Leaders..................          134,786,302                  173,756,760                        --                      --
Davis Venture Value........          380,778,382                  532,080,342                        --                      --
"Dogs" of Wall Street......           45,313,660                   60,840,666                        --                      --
Alliance Growth............          856,681,286                  975,621,549                        --                      --
Goldman Sachs Research.....           23,665,008                   24,243,609                        --                      --
MFS Massachusetts Investors
  Trust....................           68,132,482                  115,342,669                        --                      --
Putnam Growth: Voyager.....          135,359,471                  188,689,050                        --                      --
Blue Chip Growth...........           69,105,592                   75,239,170                        --                      --
Real Estate................          128,904,155                   99,333,791                        --                      --
Small Company Value........           24,005,934                    1,178,989                        --                      --
MFS Total Return...........          421,460,985                  424,083,674               136,179,078             105,726,960
Aggressive Growth..........          486,878,606                  495,964,347                        --                      --
Growth Opportunities.......          177,549,280                  149,503,160                        --                      --
Marsico Growth.............           86,281,901                   91,479,570                        --                      --
Technology.................           69,000,762                   75,264,976                        --                      --
Small & Mid Cap Value......          170,811,294                  112,427,751                        --                      --
International Growth and
  Income...................          449,194,951                  403,557,693                        --                      --
Global Equities............          228,862,371                  255,301,120                        --                      --
International Diversified
  Equities.................           73,280,366                   55,417,505                        --                      --
Emerging Markets...........          455,497,586                  440,914,082                        --                      --
Foreign Value..............          117,315,462                   57,822,264                        --                      --

---------------------
    232

8. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                  CASH MANAGEMENT PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................    37,256,632    $ 412,525,036     32,354,250    $ 349,473,250     5,094,206    $ 56,264,664
Reinvested dividends..........       525,920        5,777,043        202,432        2,185,296       111,263       1,220,646
Shares redeemed...............   (35,878,628)    (397,699,696)   (36,316,390)    (392,120,911)   (4,710,769)    (52,147,853)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......     1,903,924    $  20,602,383     (3,759,708)   $ (40,462,365)      494,700    $  5,337,457
                                 ============   ==============   ============   ==============   ===========   =============

                                 CASH MANAGEMENT PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   5,316,447    $ 57,301,057
Reinvested dividends..........      39,194         422,607
Shares redeemed...............  (6,414,754)    (69,140,261)
                                -----------   -------------
Net increase (decrease).......  (1,059,113)   $(11,416,597)
                                ===========   =============

                                                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                       JANUARY 31, 2007                JANUARY 31, 2006
                                                                ------------------------------   -----------------------------
                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................      20,682,535    $ 228,372,449     13,599,208    $  146,475,002
Reinvested dividends........................................         370,409        4,059,135         76,391           822,834
Shares redeemed.............................................     (15,868,686)    (175,170,369)   (12,513,024)     (134,767,543)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       5,184,258    $  57,261,215      1,162,575    $   12,530,293
                                                                =============   ==============   ============   ==============

                                                                  CORPORATE BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     5,280,075    $  61,919,237      5,792,427    $  68,813,637       744,252    $  8,709,669
Reinvested dividends..........     1,078,047       12,417,635      1,122,303       12,863,114       212,834       2,448,770
Shares redeemed...............    (6,239,377)     (73,205,920)    (6,060,673)     (71,905,178)   (1,277,231)    (14,975,502)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......       118,745    $   1,130,952        854,057    $   9,771,573      (320,145)   $ (3,817,063)
                                 ============   ==============   ============   ==============   ===========   =============

                                 CORPORATE BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     806,106    $  9,551,371
Reinvested dividends..........     241,223       2,761,786
Shares redeemed...............  (1,091,768)    (12,931,376)
                                -----------   -------------
Net increase (decrease).......     (44,439)   $   (618,219)
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................    12,561,647    $ 147,104,236      5,878,633    $  69,508,637
Reinvested dividends..........       766,696        8,810,223        480,359        5,493,418
Shares redeemed...............    (2,863,060)     (33,482,178)    (1,810,304)     (21,402,800)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    10,465,283    $ 122,432,281      4,548,688    $  53,599,255
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                           ---------------------

                                                                    GLOBAL BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     1,322,378    $  15,265,240      1,678,659    $  19,842,100       351,832    $  4,027,180
Reinvested dividends..........       960,659       10,061,651        323,914        3,749,844       195,929       2,042,897
Shares redeemed...............    (2,597,368)     (29,844,682)    (2,383,826)     (28,166,588)     (428,374)     (4,893,924)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (314,331)   $  (4,517,791)      (381,253)   $  (4,574,644)      119,387    $  1,176,153
                                 ============   ==============   ============   ==============   ===========   =============

                                   GLOBAL BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     498,154    $  5,875,499
Reinvested dividends..........      59,554         686,698
Shares redeemed...............    (367,571)     (4,313,041)
                                -----------   -------------
Net increase (decrease).......     190,137    $  2,249,156
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     2,514,151    $  28,570,910      1,417,874    $  16,603,891
Reinvested dividends..........       462,797        4,813,473         75,417          867,732
Shares redeemed...............      (737,340)      (8,380,394)      (497,134)      (5,829,781)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......     2,239,608    $  25,003,989        996,157    $  11,641,842
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                                  HIGH-YIELD BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     9,796,770    $  73,295,189     14,113,655    $ 101,896,571     1,616,067    $ 12,097,200
Reinvested dividends..........     2,417,092       17,633,143      3,250,733       22,251,255       445,457       3,244,268
Shares redeemed...............   (14,926,375)    (111,239,668)   (20,820,758)    (154,133,609)   (2,076,268)    (15,483,087)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (2,712,513)   $ (20,311,336)    (3,456,370)   $ (29,985,783)      (14,744)   $   (141,619)
                                 ============   ==============   ============   ==============   ===========   =============

                                 HIGH-YIELD BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   2,118,257    $ 15,450,887
Reinvested dividends..........     587,026       4,012,391
Shares redeemed...............  (3,075,380)    (22,661,642)
                                -----------   -------------
Net increase (decrease).......    (370,097)   $ (3,198,364)
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -------------------------------------------------------------
Shares sold...................     8,134,441    $  60,670,905      5,712,459    $  41,488,712
Reinvested dividends..........       816,236        5,938,610        664,298        4,536,697
Shares redeemed...............    (4,150,815)     (30,909,084)    (4,755,356)     (34,870,687)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......     4,799,862    $  35,700,431      1,621,401    $  11,154,722
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

---------------------
    234

                                                WORLDWIDE HIGH INCOME PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     1,859,105    $  14,316,689      2,017,725    $  15,595,902
Reinvested dividends..........       763,429        5,652,826        865,157        6,318,034
Shares redeemed...............    (3,394,086)     (26,123,089)    (3,636,968)     (28,083,883)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......      (771,552)   $  (6,153,574)      (754,086)   $  (6,169,947)
                                 ============   ==============   ============   ==============

                                             WORLDWIDE HIGH INCOME PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     183,749    $  1,410,760       195,758    $  1,511,204
Reinvested dividends..........      77,558         572,318        86,821         632,063
Shares redeemed...............    (317,498)     (2,431,834)     (245,308)     (1,873,819)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......     (56,191)   $   (448,756)       37,271    $    269,448
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       219,875    $   1,682,213        104,271    $     800,990
Reinvested dividends..........        24,452          180,145         16,114          117,137
Shares redeemed...............       (42,968)        (329,698)       (54,830)        (421,524)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       201,359    $   1,532,660         65,555    $     496,603
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                 SUNAMERICA BALANCED PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       706,761    $  10,193,464        820,502    $  11,379,069
Reinvested dividends..........       368,609        5,350,945        435,158        5,819,239
Shares redeemed...............    (4,370,675)     (62,838,399)    (5,251,958)     (72,944,337)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (3,295,305)   $ (47,293,990)    (3,996,298)   $ (55,746,029)
                                 ============   ==============   ============   ==============

                                              SUNAMERICA BALANCED PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      93,800    $  1,343,505       135,909    $  1,885,382
Reinvested dividends..........      39,347         570,632        42,304         565,239
Shares redeemed...............    (376,799)     (5,403,398)     (431,048)     (5,964,394)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (243,652)   $ (3,489,261)     (252,835)   $ (3,513,773)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       431,733    $   6,194,513        229,324    $   3,174,697
Reinvested dividends..........        26,486          383,729         20,561          274,477
Shares redeemed...............      (255,437)      (3,669,835)      (232,100)      (3,197,768)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       202,782    $   2,908,407         17,785    $     251,406
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                           ---------------------

                                                                 MFS TOTAL RETURN PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     4,200,199    $  73,438,449      7,107,376    $ 124,911,001       330,482    $  5,785,751
Reinvested dividends..........     2,172,082       37,457,608      2,796,373       45,776,703       431,378       7,431,792
Shares redeemed...............    (9,176,818)    (160,891,525)    (8,409,918)    (147,876,081)   (1,504,088)    (26,333,768)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (2,804,537)   $ (49,995,468)     1,493,831    $  22,811,623      (742,228)   $(13,116,225)
                                 ============   ==============   ============   ==============   ===========   =============

                                MFS TOTAL RETURN PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     658,481    $ 11,577,056
Reinvested dividends..........     590,288       9,654,526
Shares redeemed...............  (1,454,007)    (25,438,273)
                                -----------   -------------
Net increase (decrease).......    (205,238)   $ (4,206,691)
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     7,810,968    $ 136,883,548      4,743,318    $  82,747,336
Reinvested dividends..........       887,248       15,270,130        740,858       12,106,782
Shares redeemed...............    (2,314,112)     (40,558,854)    (1,643,759)     (28,612,298)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......     6,384,104    $ 111,594,824      3,840,417    $  66,241,820
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                                  TELECOM UTILITY PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     1,141,188    $  11,350,139        595,635    $   5,448,987       228,346    $  2,303,783
Reinvested dividends..........       164,623        1,660,450        228,382        1,968,646        18,653         187,981
Shares redeemed...............    (1,446,358)     (14,287,875)    (1,969,406)     (17,681,339)     (156,716)     (1,547,322)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (140,547)   $  (1,277,286)    (1,145,389)   $ (10,263,706)       90,283    $    944,442
                                 ============   ==============   ============   ==============   ===========   =============

                                 TELECOM UTILITY PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     211,717    $  1,953,865
Reinvested dividends..........      23,827         205,269
Shares redeemed...............    (231,249)     (2,083,150)
                                -----------   -------------
Net increase (decrease).......       4,295    $     75,984
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       126,322    $   1,292,801         22,794    $     204,608
Reinvested dividends..........         2,672           26,895            970            8,345
Shares redeemed...............       (21,001)        (220,115)        (9,837)         (88,521)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       107,993    $   1,099,581         13,927    $     124,432
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                    EQUITY INDEX PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       368,773    $   4,163,562        449,295    $   4,653,240
Reinvested dividends..........        50,079          575,936         68,121          677,645
Shares redeemed...............    (1,139,677)     (12,755,508)    (1,339,561)     (13,919,948)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......      (720,825)   $  (8,016,010)      (822,145)   $  (8,589,063)
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

---------------------
    236

                                                                    GROWTH-INCOME PORTFOLIO
                                 ---------------------------------------------------------------------------------------------
                                                             CLASS 1                                         CLASS 2
                                 ---------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED         FOR THE YEAR ENDED JANUARY 31,        FOR THE YEAR ENDED
                                       JANUARY 31, 2007                       2006                      JANUARY 31, 2007
                                 -----------------------------   -------------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES           AMOUNT          SHARES         AMOUNT
                                 -----------------------------   -------------------------------   ---------------------------
Shares sold...................       765,905    $  19,910,951       1,261,712    $   29,830,805        67,883    $  1,759,968
Reinvested dividends..........       165,840        4,346,355         172,074         4,017,720         8,772         229,681
Shares redeemed...............    (7,644,330)    (198,170,381)    (10,049,010)     (240,180,784)     (332,482)     (8,648,495)
                                 ------------   --------------   ------------    --------------    -----------   -------------
Net increase (decrease).......    (6,712,585)   $(173,913,075)     (8,615,224)   $ (206,332,259)     (255,827)   $ (6,658,846)
                                 ============   ==============   ============    ==============    ===========   =============

                                  GROWTH-INCOME PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     105,240    $  2,513,302
Reinvested dividends..........       7,670         178,940
Shares redeemed...............    (430,097)    (10,337,820)
                                -----------   -------------
Net increase (decrease).......    (317,187)   $ (7,645,578)
                                ===========   =============

                                 ---------------------------------------------------------------
                                                             CLASS 3
                                 ---------------------------------------------------------------
                                      FOR THE YEAR ENDED         FOR THE YEAR ENDED JANUARY 31,
                                       JANUARY 31, 2007                       2006
                                 -----------------------------   -------------------------------
                                    SHARES          AMOUNT          SHARES           AMOUNT
                                 -----------------------------   -------------------------------
Shares sold...................       293,207    $   7,607,076         270,319    $    6,287,368
Reinvested dividends..........         4,179          109,291           2,953            68,833
Shares redeemed...............      (282,085)      (7,305,106)       (266,905)       (6,353,234)
                                 ------------   --------------   ------------    --------------
Net increase (decrease).......        15,301    $     411,261           6,367    $        2,967
                                 ============   ==============   ============    ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                             FEDERATED AMERICAN LEADERS PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       583,462    $  10,349,969      1,100,923    $  18,143,214
Reinvested dividends..........       238,130        4,296,978        179,911        2,854,677
Shares redeemed...............    (2,965,842)     (52,465,913)    (3,594,406)     (59,129,748)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (2,144,250)   $ (37,818,966)    (2,313,572)   $ (38,131,857)
                                 ============   ==============   ============   ==============

                                          FEDERATED AMERICAN LEADERS PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      61,146    $  1,089,870       129,427    $  2,132,977
Reinvested dividends..........      29,126         524,862        19,609         310,782
Shares redeemed...............    (265,105)     (4,706,647)     (363,680)     (5,999,327)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (174,833)   $ (3,091,915)     (214,644)   $ (3,555,568)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       902,604    $  15,832,357      1,222,974    $  20,096,308
Reinvested dividends..........        83,964        1,511,146         37,400          592,105
Shares redeemed...............      (585,480)     (10,442,246)      (426,734)      (6,973,189)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       401,088    $   6,901,257        833,640    $  13,715,224
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                           ---------------------

                                                 DAVIS VENTURE VALUE PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     3,268,954    $  98,518,898      4,353,146    $ 118,370,369
Shares issued in
  substitution+...............       150,384        4,794,496             --               --
Reinvested dividends..........       549,518       16,914,064        680,150       18,005,806
Shares redeemed...............   (14,481,380)    (437,976,422)   (16,496,493)    (449,415,426)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......   (10,512,524)   $(317,748,964)   (11,463,197)   $(313,039,251)
                                 ============   ==============   ============   ==============

                                              DAVIS VENTURE VALUE PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     518,951    $ 15,740,806       616,759    $ 16,784,052
Shares issued in
  substitution+...............          --              --            --              --
Reinvested dividends..........      62,041       1,907,114        71,137       1,881,106
Shares redeemed...............  (1,414,362)    (42,770,382)   (1,254,921)    (34,185,861)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (833,370)   $(25,122,462)     (567,025)   $(15,520,703)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     8,254,286    $ 250,051,238      5,102,513    $ 139,045,778
Shares issued in
  substitution+...............            --               --             --               --
Reinvested dividends..........       134,991        4,144,086         92,871        2,453,027
Shares redeemed...............    (2,066,420)     (62,701,371)    (1,467,853)     (39,943,518)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......     6,322,857    $ 191,493,953      3,727,531    $ 101,555,287
                                 ============   ==============   ============   ==============


Shares sold...................
Shares issued in
  substitution+...............
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                "DOGS" OF WALL STREET PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     1,116,009    $  12,531,376        422,915    $   4,374,283
Reinvested dividends..........       247,222        2,779,247        208,304        2,005,046
Shares redeemed...............    (2,316,355)     (25,682,592)    (2,909,079)     (29,965,444)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......      (953,124)   $ (10,371,969)    (2,277,860)   $ (23,586,115)
                                 ============   ==============   ============   ==============

                                             "DOGS" OF WALL STREET PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     231,148    $  2,565,746       171,934    $  1,767,517
Reinvested dividends..........      69,487         780,351        55,449         533,276
Shares redeemed...............    (512,900)     (5,688,942)     (481,832)     (4,948,222)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (212,265)   $ (2,342,845)     (254,449)   $ (2,647,429)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       931,851    $  10,330,996        416,486    $   4,275,078
Reinvested dividends..........        62,286          698,755         35,526          341,369
Shares redeemed...............      (532,430)      (5,940,168)      (428,963)      (4,357,609)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       461,707    $   5,089,583         23,049    $     258,838
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

---------------
+  See Note 2.

---------------------
    238

                                                                  ALLIANCE GROWTH PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006               JANUARY 31, 2007
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     1,671,072    $  35,960,476      3,357,277    $  66,097,268       328,589    $  7,073,224
Reinvested dividends..........        39,132          839,078        161,010        3,160,668            --              --
Shares redeemed...............   (11,260,230)    (241,929,856)   (13,798,214)    (268,840,703)     (848,152)    (18,195,371)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (9,550,026)   $(205,130,302)   (10,279,927)   $(199,582,767)     (519,563)   $(11,122,147)
                                 ============   ==============   ============   ==============   ===========   =============

                                 ALLIANCE GROWTH PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     553,955    $ 10,950,256
Reinvested dividends..........       9,701         190,273
Shares redeemed...............    (876,739)    (17,199,515)
                                -----------   -------------
Net increase (decrease).......    (313,083)   $ (6,058,986)
                                ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     5,619,340    $ 119,529,503      2,274,138    $  44,779,536
Reinvested dividends..........            --               --          8,960          175,559
Shares redeemed...............    (1,100,834)     (23,413,950)      (879,928)     (17,646,416)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......     4,518,506    $  96,115,553      1,403,170    $  27,308,679
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                               GOLDMAN SACHS RESEARCH PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       470,839    $   4,006,068        359,917    $   2,692,535
Reinvested dividends..........         6,313           54,018         11,762           84,173
Shares redeemed...............      (659,979)      (5,444,474)      (933,255)      (6,875,136)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......      (182,827)   $  (1,384,388)      (561,576)   $  (4,098,428)
                                 ============   ==============   ============   ==============

                                            GOLDMAN SACHS RESEARCH PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     119,774    $  1,023,520        55,776    $    411,224
Reinvested dividends..........       1,259          10,715         2,863          20,383
Shares redeemed...............    (203,134)     (1,709,804)     (206,783)     (1,519,002)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......     (82,101)   $   (675,569)     (148,144)   $ (1,087,395)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       333,527    $   2,782,180        123,894    $     912,039
Reinvested dividends..........           354            3,003            528            3,751
Shares redeemed...............       (83,176)        (686,382)       (37,288)        (267,432)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       250,705    $   2,098,801         87,134    $     648,358
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                           ---------------------

                                          MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       437,444    $   5,713,656        649,149    $   7,624,450
Reinvested dividends..........        87,499        1,176,025        131,497        1,518,197
Shares redeemed...............    (4,018,124)     (52,529,246)    (4,277,929)     (50,654,871)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (3,493,181)   $ (45,639,565)    (3,497,283)   $ (41,512,224)
                                 ============   ==============   ============   ==============

                                       MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     101,323    $  1,332,657       169,391    $  2,019,257
Reinvested dividends..........      11,801         158,579        16,945         195,630
Shares redeemed...............    (484,851)     (6,341,074)     (571,668)     (6,814,664)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (371,727)   $ (4,849,838)     (385,332)   $ (4,599,777)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       879,329    $  11,347,644      1,331,954    $  15,766,655
Reinvested dividends..........        19,912          267,270         21,763          251,013
Shares redeemed...............      (693,702)      (9,065,550)      (585,498)      (6,876,617)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       205,539    $   2,549,364        768,219    $   9,141,051
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                               PUTNAM GROWTH: VOYAGER PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       418,414    $   6,548,165        728,718    $  10,733,396
Reinvested dividends..........         2,313           36,520         87,493        1,248,616
Shares redeemed...............    (3,683,671)     (56,996,835)    (4,426,236)     (64,976,809)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (3,262,944)   $ (50,412,150)    (3,610,025)   $ (52,994,797)
                                 ============   ==============   ============   ==============

                                            PUTNAM GROWTH: VOYAGER PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      31,118    $    487,832        58,683    $    877,480
Reinvested dividends..........          --              --         2,969          42,325
Shares redeemed...............    (163,434)     (2,498,231)     (130,759)     (1,917,313)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (132,316)   $ (2,010,399)      (69,107)   $   (997,508)
                                ===========   =============   ===========   =============

                                 -------------------------------------------------------------
                                                            CLASS 3
                                 -------------------------------------------------------------
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       JANUARY 31, 2007                JANUARY 31, 2006
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       140,330    $   2,173,711        179,287    $   2,675,587
Reinvested dividends..........            --               --          1,301           18,515
Shares redeemed...............      (157,577)      (2,460,677)       (68,572)      (1,013,536)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......       (17,247)   $    (286,966)       112,016    $   1,680,566
                                 ============   ==============   ============   ==============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

---------------------
    240

                                                     BLUE CHIP GROWTH PORTFOLIO
                                     -----------------------------------------------------------
                                                               CLASS 1
                                     -----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           JANUARY 31, 2007               JANUARY 31, 2006
                                     ----------------------------   ----------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT
                                     ----------------------------   ----------------------------
Shares sold.......................       435,529    $  2,893,727      1,583,875    $ 10,148,233
Reinvested dividends..............         8,299          56,224         27,459         169,943
Shares redeemed...................    (1,649,346)    (10,956,497)    (1,971,518)    (12,625,013)
                                     ------------   -------------   ------------   -------------
Net increase (decrease)...........    (1,205,518)   $ (8,006,546)      (360,184)   $ (2,306,837)
                                     ============   =============   ============   =============

                                                  BLUE CHIP GROWTH PORTFOLIO
                                    -------------------------------------------------------
                                                            CLASS 2
                                    -------------------------------------------------------
                                        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                         JANUARY 31, 2007             JANUARY 31, 2006
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    --------------------------   --------------------------
Shares sold.......................     156,203    $ 1,039,254       196,669    $ 1,245,072
Reinvested dividends..............       1,684         11,405         8,948         55,361
Shares redeemed...................    (428,427)    (2,830,328)     (581,006)    (3,689,960)
                                    -----------   ------------   -----------   ------------
Net increase (decrease)...........    (270,540)   $(1,779,669)     (375,389)   $(2,389,527)
                                    ===========   ============   ===========   ============

                                     -----------------------------------------------------------
                                                               CLASS 3
                                     -----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           JANUARY 31, 2007               JANUARY 31, 2006
                                     ----------------------------   ----------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT
                                     ----------------------------   ----------------------------
Shares sold.......................       786,003    $  5,213,849        640,317    $  4,074,929
Reinvested dividends..............           178           1,201          5,051          31,207
Shares redeemed...................      (556,679)     (3,651,116)      (322,186)     (2,052,145)
                                     ------------   -------------   ------------   -------------
Net increase (decrease)...........       229,502    $  1,563,934        323,182    $  2,053,991
                                     ============   =============   ============   =============


Shares sold.......................
Reinvested dividends..............
Shares redeemed...................
Net increase (decrease)...........

                                                                      REAL ESTATE PORTFOLIO
                                     ----------------------------------------------------------------------------------------
                                                               CLASS 1                                      CLASS 2
                                     -----------------------------------------------------------   --------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2007               JANUARY 31, 2006              JANUARY 31, 2007
                                     ----------------------------   ----------------------------   --------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT         SHARES         AMOUNT
                                     ----------------------------   ----------------------------   --------------------------
Shares sold.......................     1,546,314    $ 36,048,542      1,393,088    $ 27,892,054       292,120    $ 6,782,529
Reinvested dividends..............       823,611      18,730,619        803,048      14,611,306       171,811      3,896,244
Shares redeemed...................    (2,498,898)    (57,736,097)    (2,979,830)    (59,399,650)     (424,607)    (9,865,360)
                                     ------------   -------------   ------------   -------------   -----------   ------------
Net increase (decrease)...........      (128,973)   $ (2,956,936)      (783,694)   $(16,896,290)       39,324    $   813,413
                                     ============   =============   ============   =============   ===========   ============

                                      REAL ESTATE PORTFOLIO
                                    --------------------------
                                             CLASS 2
                                    --------------------------
                                        FOR THE YEAR ENDED
                                         JANUARY 31, 2006
                                    --------------------------
                                      SHARES         AMOUNT
                                    --------------------------
Shares sold.......................     208,349    $ 4,121,428
Reinvested dividends..............     160,114      2,906,748
Shares redeemed...................    (475,517)    (9,416,364)
                                    -----------   ------------
Net increase (decrease)...........    (107,054)   $(2,388,188)
                                    ===========   ============

                                     -----------------------------------------------------------
                                                               CLASS 3
                                     -----------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           JANUARY 31, 2007               JANUARY 31, 2006
                                     ----------------------------   ----------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT
                                     ----------------------------   ----------------------------
Shares sold.......................     2,922,537    $ 68,249,080      1,158,476    $ 23,038,935
Reinvested dividends..............       424,936       9,618,588        220,591       3,998,933
Shares redeemed...................      (862,737)    (20,011,277)      (530,511)    (10,471,672)
                                     ------------   -------------   ------------   -------------
Net increase (decrease)...........     2,484,736    $ 57,856,391        848,556    $ 16,566,196
                                     ============   =============   ============   =============


Shares sold.......................
Reinvested dividends..............
Shares redeemed...................
Net increase (decrease)...........

                                                           ---------------------

                                                   SMALL COMPANY VALUE PORTFOLIO
                                     ---------------------------------------------------------
                                                              CLASS 1
                                     ---------------------------------------------------------

                                         FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                          JANUARY 31, 2007              JANUARY 31, 2006
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------
Shares sold.......................       83,452    $  1,449,752       107,503    $  1,690,650
Reinvested dividends..............       43,650         722,746        41,614         606,706
Shares redeemed...................     (163,344)     (2,814,871)     (252,041)     (3,938,956)
                                     -----------   -------------   -----------   -------------
Net increase (decrease)...........      (36,242)   $   (642,373)     (102,924)   $ (1,641,600)
                                     ===========   =============   ===========   =============

                                                  SMALL COMPANY VALUE PORTFOLIO
                                    ---------------------------------------------------------
                                                             CLASS 3
                                    ---------------------------------------------------------
                                                                        FOR THE PERIOD
                                        FOR THE YEAR ENDED            SEPTEMBER 15, 2005*
                                         JANUARY 31, 2007          THROUGH JANUARY 31, 2006
                                    ---------------------------   ---------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                    ---------------------------   ---------------------------
Shares sold.......................   1,641,868    $ 28,049,470         6,008    $    101,374
Reinvested dividends..............      62,405       1,031,055           425           6,193
Shares redeemed...................     (83,177)     (1,422,405)           (3)            (39)
                                    -----------   -------------   -----------   -------------
Net increase (decrease)...........   1,621,096    $ 27,658,120         6,430    $    107,528
                                    ===========   =============   ===========   =============

                                                   MFS MID-CAP GROWTH PORTFOLIO
                                     ---------------------------------------------------------
                                                              CLASS 1
                                     ---------------------------------------------------------
                                         FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                          JANUARY 31, 2007              JANUARY 31, 2006
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------
Shares sold.......................    2,592,173    $ 24,158,998     3,137,813    $ 27,342,274
Reinvested dividends..............           --              --            --              --
Shares redeemed...................   (5,551,857)    (51,688,997)   (7,261,416)    (63,769,255)
                                     -----------   -------------   -----------   -------------
Net increase (decrease)...........   (2,959,684)   $(27,529,999)   (4,123,603)   $(36,426,981)
                                     ===========   =============   ===========   =============

                                                  MFS MID-CAP GROWTH PORTFOLIO
                                    ---------------------------------------------------------
                                                             CLASS 2
                                    ---------------------------------------------------------
                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                         JANUARY 31, 2007              JANUARY 31, 2006
                                    ---------------------------   ---------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                    ---------------------------   ---------------------------
Shares sold.......................     602,927    $  5,565,125       679,420    $  5,935,050
Reinvested dividends..............          --              --            --              --
Shares redeemed...................  (1,419,587)    (13,117,346)   (1,635,114)    (14,374,622)
                                    -----------   -------------   -----------   -------------
Net increase (decrease)...........    (816,660)   $ (7,552,221)     (955,694)   $ (8,439,572)
                                    ===========   =============   ===========   =============

                                     ---------------------------------------------------------
                                                              CLASS 3
                                     ---------------------------------------------------------
                                         FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                          JANUARY 31, 2007              JANUARY 31, 2006
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------
Shares sold.......................    2,670,236    $ 24,795,519     2,794,262    $ 24,672,033
Reinvested dividends..............           --              --            --              --
Shares redeemed...................   (1,858,270)    (17,165,303)   (1,409,778)    (12,344,752)
                                     -----------   -------------   -----------   -------------
Net increase (decrease)...........      811,966    $  7,630,216     1,384,484    $ 12,327,281
                                     ===========   =============   ===========   =============


Shares sold.......................
Reinvested dividends..............
Shares redeemed...................
Net increase (decrease)...........

---------------

*    Inception date of class.

---------------------
    242

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 1
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2007              JANUARY 31, 2006
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold........................    2,486,225    $ 29,070,659     3,802,319    $ 40,265,998
Reinvested dividends...............       12,808         149,982            --              --
Shares redeemed....................   (5,984,121)    (69,775,675)   (7,458,901)    (79,050,306)
                                      -----------   -------------   -----------   -------------
Net increase (decrease)............   (3,485,088)   $(40,555,034)   (3,656,582)   $(38,784,308)
                                      ===========   =============   ===========   =============

                                                 AGGRESSIVE GROWTH PORTFOLIO
                                     ---------------------------------------------------
                                                           CLASS 2
                                     ---------------------------------------------------
                                        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                         JANUARY 31, 2007           JANUARY 31, 2006
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ------------------------   ------------------------
Shares sold........................   278,547    $ 3,236,609     479,960    $ 5,079,120
Reinvested dividends...............        --             --          --             --
Shares redeemed....................  (530,814)    (6,094,030)   (534,386)    (5,624,690)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)............  (252,267)   $(2,857,421)    (54,426)   $  (545,570)
                                     =========   ============   =========   ============

                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2007              JANUARY 31, 2006
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold........................      751,150    $  8,730,145       757,377    $  8,111,286
Reinvested dividends...............           --              --            --              --
Shares redeemed....................     (405,866)     (4,754,237)     (461,237)     (4,854,692)
                                      -----------   -------------   -----------   -------------
Net increase (decrease)............      345,284    $  3,975,908       296,140    $  3,256,594
                                      ===========   =============   ===========   =============


Shares sold........................
Reinvested dividends...............
Shares redeemed....................
Net increase (decrease)............

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 1
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2007              JANUARY 31, 2006
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold........................    3,594,852    $ 22,126,012     1,121,100    $  5,837,547
Reinvested dividends...............           --              --            --              --
Shares redeemed....................   (3,043,526)    (18,278,696)   (1,933,404)     (9,975,771)
                                      -----------   -------------   -----------   -------------
Net increase (decrease)............      551,326    $  3,847,316      (812,304)   $ (4,138,224)
                                      ===========   =============   ===========   =============

                                               GROWTH OPPORTUNITIES PORTFOLIO
                                     ---------------------------------------------------
                                                           CLASS 2
                                     ---------------------------------------------------
                                        FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                         JANUARY 31, 2007           JANUARY 31, 2006
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ------------------------   ------------------------
Shares sold........................   812,636    $ 4,934,600     222,189    $ 1,172,017
Reinvested dividends...............        --             --          --             --
Shares redeemed....................  (538,424)    (3,213,605)   (310,251)    (1,607,024)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)............   274,212    $ 1,720,995     (88,062)   $  (435,007)
                                     =========   ============   =========   ============

                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2007              JANUARY 31, 2006
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold........................    5,603,022    $ 33,364,818       480,246    $  2,495,385
Reinvested dividends...............           --              --            --              --
Shares redeemed....................   (1,221,251)     (7,243,811)     (305,794)     (1,575,643)
                                      -----------   -------------   -----------   -------------
Net increase (decrease)............    4,381,771    $ 26,121,007       174,452    $    919,742
                                      ===========   =============   ===========   =============


Shares sold........................
Reinvested dividends...............
Shares redeemed....................
Net increase (decrease)............

                                                           ---------------------

                                                                  MARSICO GROWTH PORTFOLIO
                                   --------------------------------------------------------------------------------------
                                                            CLASS 1                                     CLASS 2
                                   ---------------------------------------------------------   --------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        JANUARY 31, 2007              JANUARY 31, 2006              JANUARY 31, 2007
                                   ---------------------------   ---------------------------   --------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                   ---------------------------   ---------------------------   --------------------------
Shares sold.....................    1,307,693    $ 16,370,328     1,694,177    $ 19,510,346       309,699    $ 3,802,906
Reinvested dividends............      358,648       4,253,189            --              --       226,982      2,671,960
Shares redeemed.................   (2,444,345)    (29,984,369)   (2,099,211)    (23,861,446)     (827,207)   (10,071,193)
                                   -----------   -------------   -----------   -------------   -----------   ------------
Net increase (decrease).........     (778,004)   $ (9,360,852)     (405,034)   $ (4,351,100)     (290,526)   $(3,596,327)
                                   ===========   =============   ===========   =============   ===========   ============

                                   MARSICO GROWTH PORTFOLIO
                                  --------------------------
                                           CLASS 2
                                  --------------------------
                                      FOR THE YEAR ENDED
                                       JANUARY 31, 2006
                                  --------------------------
                                    SHARES         AMOUNT
                                  --------------------------
Shares sold.....................     383,088    $ 4,331,279
Reinvested dividends............          --             --
Shares redeemed.................    (761,077)    (8,556,680)
                                  -----------   ------------
Net increase (decrease).........    (377,989)   $(4,225,401)
                                  ===========   ============

                                   ---------------------------------------------------------
                                                            CLASS 3
                                   ---------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        JANUARY 31, 2007              JANUARY 31, 2006
                                   ---------------------------   ---------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT
                                   ---------------------------   ---------------------------
Shares sold.....................    1,121,127    $ 13,613,511       942,507    $ 10,711,508
Reinvested dividends............      200,318       2,348,339            --              --
Shares redeemed.................     (606,877)     (7,394,276)     (544,151)     (6,048,167)
                                   -----------   -------------   -----------   -------------
Net increase (decrease).........      714,568    $  8,567,574       398,356    $  4,663,341
                                   ===========   =============   ===========   =============


Shares sold.....................
Reinvested dividends............
Shares redeemed.................
Net increase (decrease).........

                                                                    TECHNOLOGY PORTFOLIO
                                   --------------------------------------------------------------------------------------
                                                            CLASS 1                                     CLASS 2
                                   ---------------------------------------------------------   --------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        JANUARY 31, 2007              JANUARY 31, 2006              JANUARY 31, 2007
                                   ---------------------------   ---------------------------   --------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                   ---------------------------   ---------------------------   --------------------------
Shares sold.....................    2,076,870    $  5,331,700     2,447,927    $  6,376,883       656,844    $ 1,690,714
Reinvested dividends............           --              --            --              --            --             --
Shares redeemed.................   (4,247,765)    (10,887,085)   (4,526,774)    (11,487,315)   (1,495,326)    (3,786,136)
                                   -----------   -------------   -----------   -------------   -----------   ------------
Net increase (decrease).........   (2,170,895)   $ (5,555,385)   (2,078,847)   $ (5,110,432)     (838,482)   $(2,095,422)
                                   ===========   =============   ===========   =============   ===========   ============

                                     TECHNOLOGY PORTFOLIO
                                  --------------------------
                                           CLASS 2
                                  --------------------------
                                      FOR THE YEAR ENDED
                                       JANUARY 31, 2006
                                  --------------------------
                                    SHARES         AMOUNT
                                  --------------------------
Shares sold.....................     762,486    $ 1,932,001
Reinvested dividends............          --             --
Shares redeemed.................  (1,166,622)    (2,928,581)
                                  -----------   ------------
Net increase (decrease).........    (404,136)   $  (996,580)
                                  ===========   ============

                                   ---------------------------------------------------------
                                                            CLASS 3
                                   ---------------------------------------------------------
                                       FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        JANUARY 31, 2007              JANUARY 31, 2006
                                   ---------------------------   ---------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT
                                   ---------------------------   ---------------------------
Shares sold.....................    2,839,476    $  7,231,643     2,203,079    $  5,620,373
Reinvested dividends............           --              --            --              --
Shares redeemed.................   (2,028,600)     (5,138,926)   (1,690,231)     (4,218,794)
                                   -----------   -------------   -----------   -------------
Net increase (decrease).........      810,876    $  2,092,717       512,848    $  1,401,579
                                   ===========   =============   ===========   =============


Shares sold.....................
Reinvested dividends............
Shares redeemed.................
Net increase (decrease).........

                                              SMALL & MID CAP VALUE PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 2
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................      622,864    $ 10,885,194       569,842    $  9,118,818
Reinvested dividends..........      165,154       2,818,205        11,610         178,201
Shares redeemed...............     (955,044)    (16,658,880)     (708,398)    (11,239,229)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......     (167,026)   $ (2,955,481)     (126,946)   $ (1,942,210)
                                 ===========   =============   ===========   =============

                                             SMALL & MID CAP VALUE PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 3
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................   6,722,054    $117,214,064     5,903,528    $ 94,661,455
Reinvested dividends..........     857,903      14,616,550        43,276         663,399
Shares redeemed...............  (3,471,749)    (60,403,166)   (2,810,388)    (44,439,410)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......   4,108,208    $ 71,427,448     3,136,416    $ 50,885,444
                                ===========   =============   ===========   =============

---------------------
    244

                                         INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 1
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    4,105,809    $ 63,059,275     3,833,093    $ 47,700,256
Reinvested dividends..........      485,937       7,535,600       178,379       2,240,852
Shares redeemed...............   (5,725,600)    (87,774,832)   (6,580,634)    (81,484,053)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......   (1,133,854)   $(17,179,957)   (2,569,162)   $(31,542,945)
                                 ===========   =============   ===========   =============

                                        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     513,473    $  7,964,011       469,726    $  5,844,933
Reinvested dividends..........      63,981         994,326        21,076         265,413
Shares redeemed...............    (681,991)    (10,469,773)     (752,958)     (9,471,436)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (104,537)   $ (1,511,436)     (262,156)   $ (3,361,090)
                                ===========   =============   ===========   =============

                                 ---------------------------------------------------------
                                                          CLASS 3
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    5,379,321    $ 83,422,506     1,153,244    $ 14,334,601
Reinvested dividends..........      143,243       2,223,968        23,307         293,292
Shares redeemed...............   (1,155,610)    (17,865,201)     (790,388)     (9,847,375)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......    4,366,954    $ 67,781,273       386,163    $  4,780,518
                                 ===========   =============   ===========   =============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                                GLOBAL EQUITIES PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 1                                      CLASS 2
                                 ---------------------------------------------------------   ---------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006              JANUARY 31, 2007
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................    1,347,741    $ 20,051,873     1,540,423    $ 19,123,349       433,779    $  6,483,910
Reinvested dividends..........      121,519       1,848,457        44,079         533,900         9,456         143,341
Shares redeemed...............   (4,247,454)    (62,953,610)   (4,685,314)    (56,336,749)     (386,778)     (5,752,813)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......   (2,778,194)   $(41,053,280)   (3,100,812)   $(36,679,500)       56,457    $    874,438
                                 ===========   =============   ===========   =============   ===========   =============

                                 GLOBAL EQUITIES PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     317,023    $  3,962,391
Reinvested dividends..........       1,563          18,868
Shares redeemed...............    (233,869)     (2,867,137)
                                -----------   -------------
Net increase (decrease).......      84,717    $  1,114,122
                                ===========   =============

                                 ---------------------------------------------------------
                                                          CLASS 3
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    1,092,603    $ 16,135,002       631,661    $  7,740,570
Reinvested dividends..........       12,019         181,816           579           6,981
Shares redeemed...............     (376,445)     (5,581,769)     (164,027)     (2,013,539)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......      728,177    $ 10,735,049       468,213    $  5,734,012
                                 ===========   =============   ===========   =============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                           ---------------------

                                       INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 1
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    3,399,908    $ 33,291,680     4,815,140    $ 39,032,853
Reinvested dividends..........       78,120         780,938       321,694       2,612,284
Shares redeemed...............   (6,570,620)    (64,592,060)   (8,772,967)    (70,944,376)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......   (3,092,592)   $(30,519,442)   (3,636,133)   $(29,299,239)
                                 ===========   =============   ===========   =============

                                      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                    FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                     JANUARY 31, 2007              JANUARY 31, 2006
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     656,215    $  6,360,927     1,249,893    $ 10,297,956
Reinvested dividends..........      18,312         182,106        86,185         696,476
Shares redeemed...............  (1,374,800)    (13,395,481)   (1,217,010)     (9,967,692)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (700,273)   $ (6,852,448)      119,068    $  1,026,740
                                ===========   =============   ===========   =============

                                 ---------------------------------------------------------
                                                          CLASS 3
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    9,766,972    $ 95,260,416     7,963,205    $ 64,266,836
Reinvested dividends..........       54,904         545,445       233,979       1,889,182
Shares redeemed...............   (4,010,267)    (39,609,258)   (3,003,319)    (24,375,363)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......    5,811,609    $ 56,196,603     5,193,865    $ 41,780,655
                                 ===========   =============   ===========   =============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                               EMERGING MARKETS PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 1                                      CLASS 2
                                 ---------------------------------------------------------   ---------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006              JANUARY 31, 2007
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................    2,754,500    $ 47,327,815     4,023,531    $ 54,841,575       370,406    $  6,367,010
Reinvested dividends..........    1,883,382      27,635,305        31,739         437,749       267,424       3,911,238
Shares redeemed...............   (4,508,942)    (75,972,691)   (3,579,770)    (47,802,468)     (550,500)     (9,234,612)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......      128,940    $ (1,009,571)      475,500    $  7,476,856        87,330    $  1,043,636
                                 ===========   =============   ===========   =============   ===========   =============

                                EMERGING MARKETS PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     561,322    $  7,893,732
Reinvested dividends..........       2,874          39,547
Shares redeemed...............    (415,124)     (5,585,683)
                                -----------   -------------
Net increase (decrease).......     149,072    $  2,347,596
                                ===========   =============

                                 ---------------------------------------------------------
                                                          CLASS 3
                                 ---------------------------------------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    3,554,604    $ 59,586,601     1,411,392    $ 19,534,331
Reinvested dividends..........      758,204      11,069,566         2,340          32,172
Shares redeemed...............   (1,109,651)    (18,507,641)     (519,058)     (7,077,069)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......    3,203,157    $ 52,148,526       894,674    $ 12,489,434
                                 ===========   =============   ===========   =============


Shares sold...................
Reinvested dividends..........
Shares redeemed...............
Net increase (decrease).......

                                                                 FOREIGN VALUE PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 2                                      CLASS 3
                                 ---------------------------------------------------------   ---------------------------
                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                      JANUARY 31, 2007              JANUARY 31, 2006              JANUARY 31, 2007
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................      534,584    $  9,685,228       637,339    $  9,585,185     7,372,675    $132,753,152
Reinvested dividends..........       93,093       1,706,725         6,549          98,918       496,476       9,098,366
Shares redeemed...............     (838,269)    (15,270,671)     (602,650)     (9,186,049)   (4,564,951)    (83,491,397)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......     (210,592)   $ (3,878,718)       41,238    $    498,054     3,304,200    $ 58,360,121
                                 ===========   =============   ===========   =============   ===========   =============

                                  FOREIGN VALUE PORTFOLIO
                                ---------------------------
                                          CLASS 3
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2006
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   8,393,625    $127,247,317
Reinvested dividends..........      27,584         416,571
Shares redeemed...............  (2,570,240)    (39,236,334)
                                -----------   -------------
Net increase (decrease).......   5,850,969    $ 88,427,554
                                ===========   =============

---------------------
    246

9. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended January 31, 2007:

                                                           J P MORGAN      MORGAN STANLEY     SG AMERICAS     SANFORD C BERNSTEIN
PORTFOLIO                               GOLDMAN SACHS   SECURITIES, INC.     CO., INC.      SECURITIES, LLC        CO., INC.
---------                               -------------   ----------------   --------------   ---------------   -------------------
Aggressive Growth.....................     $   --           $    --           $    --           $30,950             $   --
Blue Chip Growth......................         --                --                --             1,460                 --
Goldman Sachs Research................      4,949                --                --                --                 --
Growth Income.........................         --                --                --                --              4,906
Growth Opportunities..................         --            36,458            16,975                --                 --
Technology............................         --             7,976            20,673                --                 --

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended January 31, 2007, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                               CHANGE IN
                                                   MARKET VALUE AT     COST OF     PROCEEDS      REALIZED      UNREALIZED
PORTFOLIO                 SECURITY       INCOME    JANUARY 31, 2006   PURCHASES    OF SALES     GAIN/(LOSS)    GAIN(LOSS)
---------              --------------   --------   ----------------   ---------   -----------   -----------   ------------
Equity Index.........  AIG              $  5,146     $   603,083        $  --     $   110,422   $    5,199    $     16,815
Davis Venture Value..  AIG                20,616       8,996,626           --       8,932,481    5,712,463      (5,776,608)
                       Transatlantic
Davis Venture Value..  Holdings, Inc.    193,034      35,553,604           --      33,876,445    9,185,588     (10,862,747)
Putnam Growth:
  Voyager............  AIG                 9,630       4,202,532           --       4,320,540    2,048,234      (1,930,226)

                         DISCOUNT
                        (PREMIUM)     MARKET VALUE AT
PORTFOLIO              AMORTIZATION   JANUARY 31, 2007
---------              ------------   ----------------
Equity Index.........     $  --           $514,675
Davis Venture Value..        --                 --
Davis Venture Value..        --                 --
Putnam Growth:
  Voyager............        --                 --

10. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond,International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2007. The Global Bond Portfolio had approximately 25.1% of its net assets invested in equity securities domiciled in Japan. The International Growth and Income Portfolio had 23.0% and 19.8% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 21.7% and 17.3% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 13.3% of its net assets invested in South Korea, and the Foreign Value Portfolio had 23.7% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. In addition, the Goldman Sachs Research and Telecom Utility Portfolios invest significantly in real estate securities and the Growth Opportunities Portfolio may also invest in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2007, the Real Estate Portfolio had 74.1% of its net assets invested in REITs.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including: (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and (vii) potential effect of deregulation. As of January 31, 2007, the Telecom Utilities Portfolio had 92.2% of its net assets invested in utility companies.

                                                           ---------------------

11. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended January 31, 2007, the following portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
High-Yield Bond.............................................       42       $16,913    $2,773,613    5.37%
SunAmerica Balanced.........................................       11         1,167       719,799     5.34
Equity Index................................................        1            16       106,723     5.50
Davis Venture Value.........................................        8         2,380     1,909,516     5.53
"Dogs" of Wall Street.......................................       67        11,558     1,109,971     5.46
Alliance Growth.............................................       31         5,190     1,100,170     5.55
MFS Massachusetts Investors Trust...........................        7           525       476,371     5.64
Putnam Growth: Voyager......................................       74         3,550       309,001     5.59
Blue Chip Growth............................................       15         1,525       685,972     5.33
MFS Mid-Cap Growth..........................................       14         1,338       613,134     5.71
Aggressive Growth...........................................       24        12,872     3,484,583     5.54
Growth Opportunities........................................       13         1,936       973,493     5.51
Marsico Growth..............................................       27         1,865       434,494     5.59
Technology..................................................        4           152       237,167     5.77
International Growth and Income.............................       60        13,029     1,493,663     5.23
Global Equities.............................................       19         1,347       447,344     5.70

At January 31, 2007, High Yield Bond Portfolio, Alliance Growth Portfolio and Marsico Growth Portfolio had $3,020,483, $117,490, and $105,265, respectively, in borrowings outstanding at an interest rate of 5.81%.

12. INTERFUND LENDING AGREEMENT: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2007 none of the Portfolios participated in this program.

13. OTHER MATTERS: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SAAMCo ("Adviser") and AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios ("Distributor), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

---------------------
    248

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

14. SUBSEQUENT EVENTS.

GOLDMAN SACHS RESEARCH PORTFOLIO. On January 19, 2007, the Board of Trustees (the "Board") approved the termination of Goldman Sachs Asset Management, L.P. ("GSAM") as the Portfolio's subadviser and approved OppenheimerFunds, Inc. ("Oppenheimer") as GSAM's replacement. The change of subadviser has been submitted to a vote of the shareholders of the Portfolio. If shareholders approve the change, the Portfolio will be renamed the Capital Growth Portfolio and Oppenheimer will assume subadvisory duties on May 1, 2007.

PUTNAM GROWTH: VOYAGER PORTFOLIO. On January 19, 2007, the Board approved the termination of Putnam Investment Management, Inc. ("Putnam") as the Portfolio's subadviser and approved Wells Capital Management Incorporated ("WellsCap") as Putnam's replacement. The change of subadviser has been submitted to a vote of the shareholders of the Portfolio. If shareholder approve the change, the Portfolio will be renamed the Fundamental Growth Portfolio and WellsCap will assume subadvisory duties on May 1, 2007.

FEDERATED AMERICAN LEADERS PORTFOLIO. On December 13, 2006, the Board approved the following changes to the Portfolio: (1) the termination of Federated Equity Management Company of Pennsylvania ("Federated") as the Portfolio's subadviser and the engagement of Oppenheimer as Federated's replacement, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes have been submitted to a vote of the shareholders of the Portfolio. If shareholders approve the changes, the Portfolio will be renamed the Equity Opportunities Portfolio, Oppenheimer will assume subadvisory duties on May 1, 2007, and the Portfolio's advisory fees will increase effective May 1, 2007.

MFS MID-CAP GROWTH PORTFOLIO. On December 13, 2006, the Board approved the following changes to the MFS Mid-Cap Growth Portfolio: (1) the termination of Massachusetts Financial Services Company ("MFS") as the Portfolio's subadviser and the engagement of J.P. Morgan Investment Management Inc. ("JP Morgan") as MFS's replacement, and (2) an increase to the advisory fees paid to AIG SAAMCo. These changes have been submitted to a vote of the shareholders of the Portfolio. If shareholders approve the changes, the MFS Mid-Cap Growth Portfolio will be renamed the Mid-Cap Growth Portfolio, JP Morgan will assume subadvisory duties on May 1, 2007, and the Portfolio's advisory fees will increase effective May 1, 2007.

With respect to each of the four Portfolios above, the shareholders of record as of February 9, 2007 were mailed a proxy statement describing the proposed changes and may vote on such proposed changes at a special meeting of shareholders to be held on April 5, 2007.

TELECOM UTILITY PORTFOLIO. On December 13, 2006, the Board approved the termination of Federated as the Portfolio's subadviser and approved MFS as Federated's replacement. MFS will assume subadvisory duties on or about May 1, 2007.

TECHNOLOGY PORTFOLIO. On December 13, 2006, the Board approved the termination of Morgan Stanley Investment Management, Inc. d/b/a Van Kampen ("Van Kampen") as the Portfolio's subadviser and approved Columbia Management Advisers, Inc. ("Columbia") as Van Kampen's replacement. The change of subadviser will become effective on or about May 1, 2007.

The Board approved the engagement of MFS with respect to the Telecom Utility Portfolio and Columbia with respect to the Technology Portfolio without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. With respect to both Portfolios, the Trust will mail an information statement to the shareholders of record as of May 1, 2007, describing the subadviser, the factors that the Board considered in making its determinations to change the subadviser, and other information about the Portfolio.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                     DIVIDENDS
                           NET       REALIZED       TOTAL      DECLARED      DIVIDENDS
             NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET      FROM NET
               VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-      REALIZED
  PERIOD     BEGINNING   INCOME         ON           MENT        MENT         GAIN ON          TOTAL
   ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
                                  Cash Management Portfolio -- Class 1
01/31/03      $11.07      $0.15      $ (0.02)      $  0.13      $(0.37)       $   --          $(0.37)
01/31/04       10.83       0.08         0.00          0.08       (0.23)           --           (0.23)
01/31/05       10.68       0.10        (0.01)         0.09       (0.08)           --           (0.08)
01/31/06       10.69       0.32           --          0.32       (0.09)           --           (0.09)
01/31/07       10.92       0.52        (0.01)         0.51       (0.28)           --           (0.28)
                                  Cash Management Portfolio -- Class 2
01/31/03       11.05       0.12         0.01          0.13       (0.36)           --           (0.36)
01/31/04       10.82       0.06        (0.01)         0.05       (0.21)           --           (0.21)
01/31/05       10.66       0.08         0.01          0.09       (0.07)           --           (0.07)
01/31/06       10.68       0.30           --          0.30       (0.08)           --           (0.08)
01/31/07       10.90       0.49           --          0.49       (0.26)           --           (0.26)
                                  Cash Management Portfolio -- Class 3
09/30/02@-
01/31/03       10.78       0.02         0.01          0.03          --            --              --
01/31/04       10.81       0.04         0.01          0.05       (0.21)           --           (0.21)
01/31/05       10.65       0.08        (0.01)         0.07       (0.06)           --           (0.06)
01/31/06       10.66       0.29           --          0.29       (0.07)           --           (0.07)
01/31/07       10.88       0.48           --          0.48       (0.25)           --           (0.25)
                                  Corporate Bond Portfolio -- Class 1
01/31/03       11.17       0.80        (0.02)         0.78       (0.71)           --           (0.71)
01/31/04       11.24       0.69         0.71          1.40       (0.72)           --           (0.72)
01/31/05       11.92       0.65         0.07          0.72       (0.62)           --           (0.62)
01/31/06       12.02       0.62        (0.44)         0.18       (0.55)           --           (0.55)
01/31/07       11.65       0.65         0.02          0.67       (0.53)           --           (0.53)
                                  Corporate Bond Portfolio -- Class 2
01/31/03       11.17       0.73         0.03          0.76       (0.70)           --           (0.70)
01/31/04       11.23       0.67         0.71          1.38       (0.70)           --           (0.70)
01/31/05       11.91       0.63         0.07          0.70       (0.61)           --           (0.61)
01/31/06       12.00       0.60        (0.42)         0.18       (0.54)           --           (0.54)
01/31/07       11.64       0.63         0.01          0.64       (0.51)           --           (0.51)
                                  Corporate Bond Portfolio -- Class 3
09/30/02@-
01/31/03       10.83       0.20         0.20          0.40          --            --              --
01/31/04       11.23       0.61         0.75          1.36       (0.70)           --           (0.70)
01/31/05       11.89       0.59         0.11          0.70       (0.60)           --           (0.60)
01/31/06       11.99       0.58        (0.43)         0.15       (0.52)           --           (0.52)
01/31/07       11.62       0.60         0.03          0.63       (0.50)           --           (0.50)


              NET                  NET                   RATIO OF NET
             ASSET                ASSETS     RATIO OF     INVESTMENT
             VALUE                END OF     EXPENSES     INCOME TO
  PERIOD     END OF    TOTAL      PERIOD    TO AVERAGE     AVERAGE      PORTFOLIO
   ENDED     PERIOD   RETURN**   (000'S)    NET ASSETS    NET ASSETS    TURNOVER
-----------  --------------------------------------------------------------------
                             Cash Management Portfolio -- Class 1
01/31/03     $10.83      1.22%   $457,994     0.52%         1.37%           --%
01/31/04      10.68      0.72     244,351      0.54          0.69           --
01/31/05      10.69      0.86     227,570      0.56          0.90           --
01/31/06      10.92      3.04     191,254      0.54          2.91           --
01/31/07      11.15      4.71     216,529      0.50          4.63           --
                             Cash Management Portfolio -- Class 2
01/31/03      10.82      1.22      82,513      0.67          1.13           --
01/31/04      10.66      0.48      54,706      0.69          0.54           --
01/31/05      10.68      0.80      56,609      0.71          0.77           --
01/31/06      10.90      2.80      46,240      0.69          2.75           --
01/31/07      11.13      4.57      52,721      0.65          4.48           --
                             Cash Management Portfolio -- Class 3
09/30/02@-
01/31/03      10.81      0.28      10,355      0.76+         0.68+          --
01/31/04      10.65      0.45      59,832      0.80          0.37           --
01/31/05      10.66      0.63     109,704      0.81          0.75           --
01/31/06      10.88      2.70     124,629      0.79          2.70           --
01/31/07      11.11      4.48     184,858      0.75          4.40           --
                             Corporate Bond Portfolio -- Class 1
01/31/03      11.24      7.17     263,378      0.65          7.17           46(1)
01/31/04      11.92     12.67     277,860      0.64          5.89           48(1)
01/31/05      12.02      6.18     279,090      0.63          5.46           33(1)
01/31/06      11.65      1.60     280,564      0.62          5.23           44
01/31/07      11.79      5.82     285,098      0.60          5.53           41
                             Corporate Bond Portfolio -- Class 2
01/31/03      11.23      6.99      40,274      0.80          6.87           46(1)
01/31/04      11.91     12.53      55,428      0.79          5.73           48(1)
01/31/05      12.00      5.95      63,706      0.78          5.30           33(1)
01/31/06      11.64      1.54      61,250      0.77          5.08           44
01/31/07      11.77      5.58      58,163      0.75          5.38           41
                             Corporate Bond Portfolio -- Class 3
09/30/02@-
01/31/03      11.23      3.69       2,965      0.87+         5.87+          46(1)
01/31/04      11.89     12.31      29,614      0.90          5.56           48(1)
01/31/05      11.99      5.96      92,720      0.89          5.13           33(1)
01/31/06      11.62      1.35     142,751      0.87          4.96           44
01/31/07      11.75      5.49     267,266      0.85          5.25           41

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
  @  Inception date of class
(1)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
Corporate Bond..............................................   45%      46%      32%

See Notes to Financial Statements
---------------------
    250

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                        DIVIDENDS      DIVIDENDS
                          NET        REALIZED        TOTAL        DECLARED       FROM NET                      NET
            NET ASSET   INVEST-    & UNREALIZED       FROM        FROM NET       REALIZED                     ASSET
              VALUE      MENT      GAIN (LOSS)      INVEST-        INVEST-        GAIN ON                     VALUE
  PERIOD    BEGINNING   INCOME          ON            MENT          MENT          INVEST-         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME          MENTS      DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------
                                          Global Bond Portfolio -- Class 1
01/31/03     $10.63      $0.42        $0.25          $0.67         $(0.18)        $(0.15)        $(0.33)      $10.97
01/31/04      10.97       0.36         0.05           0.41             --             --             --        11.38
01/31/05      11.38       0.32         0.18           0.50             --          (0.14)         (0.14)       11.74
01/31/06      11.74       0.28         0.06           0.34          (0.38)         (0.06)         (0.44)       11.64
01/31/07      11.64       0.30         0.04           0.34          (1.11)         (0.23)         (1.34)       10.64
                                          Global Bond Portfolio -- Class 2
01/31/03      10.63       0.38         0.27           0.65          (0.17)         (0.15)         (0.32)       10.96
01/31/04      10.96       0.33         0.06           0.39             --             --             --        11.35
01/31/05      11.35       0.30         0.18           0.48             --          (0.14)         (0.14)       11.69
01/31/06      11.69       0.26         0.06           0.32          (0.37)         (0.06)         (0.43)       11.58
01/31/07      11.58       0.27         0.05           0.32          (1.09)         (0.23)         (1.32)       10.58
                                          Global Bond Portfolio -- Class 3
09/30/02@-
01/31/03      10.68       0.11         0.17           0.28             --             --             --        10.96
01/31/04      10.96       0.30         0.08           0.38             --             --             --        11.34
01/31/05      11.34       0.28         0.18           0.46             --          (0.14)         (0.14)       11.66
01/31/06      11.66       0.25         0.06           0.31          (0.35)         (0.06)         (0.41)       11.56
01/31/07      11.56       0.25         0.05           0.30          (1.08)         (0.23)         (1.31)       10.55


                         NET                    RATIO OF NET
                        ASSETS     RATIO OF      INVESTMENT
                        END OF     EXPENSES      INCOME TO
  PERIOD     TOTAL      PERIOD    TO AVERAGE      AVERAGE      PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  ------------------------------------------------------------
                          Global Bond Portfolio -- Class 1
01/31/03       6.36%   $132,160     0.80%          3.89%           66%
01/31/04       3.74     114,854      0.82           3.17          115
01/31/05       4.38     102,785      0.83           2.79           86
01/31/06       2.98      97,472      0.83           2.40          164
01/31/07       3.08      85,764      0.82           2.57           44
                          Global Bond Portfolio -- Class 2
01/31/03       6.18      10,931      0.94           3.70           66
01/31/04       3.56      14,577      0.97           3.00          115
01/31/05       4.22      16,528      0.98           2.63           86
01/31/06       2.76      18,586      0.98           2.25          164
01/31/07       2.92      18,246      0.97           2.41           44
                          Global Bond Portfolio -- Class 3
09/30/02@-
01/31/03       2.62         848      0.98+          3.20+          66
01/31/04       3.47       8,162      1.07           2.82          115
01/31/05       4.04      17,720      1.09           2.51           86
01/31/06       2.75      29,074      1.08           2.15          164
01/31/07       2.74      50,196      1.07           2.30           44

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
  @  Inception date of class

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                    High-Yield Bond Portfolio -- Class 1
01/31/03     $ 7.01      $0.63       $(0.98)       $(0.35)     $(0.99)     $   --        $(0.99)      $ 5.67
01/31/04       5.67       0.58         1.21          1.79       (0.46)         --         (0.46)        7.00
01/31/05       7.00       0.61         0.35          0.96       (0.66)         --         (0.66)        7.30
01/31/06       7.30       0.57         0.16          0.73       (0.77)         --         (0.77)        7.26
01/31/07       7.26       0.54         0.34          0.88       (0.60)         --         (0.60)        7.54
                                    High-Yield Bond Portfolio -- Class 2
01/31/03       7.00       0.57        (0.92)        (0.35)      (0.98)         --         (0.98)        5.67
01/31/04       5.67       0.55         1.22          1.77       (0.45)         --         (0.45)        6.99
01/31/05       6.99       0.59         0.35          0.94       (0.65)         --         (0.65)        7.28
01/31/06       7.28       0.56         0.17          0.73       (0.76)         --         (0.76)        7.25
01/31/07       7.25       0.53         0.34          0.87       (0.59)         --         (0.59)        7.53
                                    High-Yield Bond Portfolio -- Class 3
09/30/02@-
01/31/03       5.21       0.18         0.28          0.46          --          --            --         5.67
01/31/04       5.67       0.54         1.22          1.76       (0.45)         --         (0.45)        6.98
01/31/05       6.98       0.57         0.37          0.94       (0.64)         --         (0.64)        7.28
01/31/06       7.28       0.54         0.17          0.71       (0.75)         --         (0.75)        7.24
01/31/07       7.24       0.51         0.35          0.86       (0.58)         --         (0.58)        7.52
                                 Worldwide High Income Portfolio -- Class 1
01/31/03       7.65       0.67        (0.72)        (0.05)      (1.06)         --         (1.06)        6.54
01/31/04       6.54       0.52         1.11          1.63       (0.63)         --         (0.63)        7.54
01/31/05       7.54       0.56         0.07          0.63       (0.49)         --         (0.49)        7.68
01/31/06       7.68       0.52         0.10          0.62       (0.63)         --         (0.63)        7.67
01/31/07       7.67       0.48         0.13          0.61       (0.60)         --         (0.60)        7.68
                                 Worldwide High Income Portfolio -- Class 2
01/31/03       7.65       0.62        (0.70)        (0.08)      (1.05)         --         (1.05)        6.52
01/31/04       6.52       0.49         1.13          1.62       (0.62)         --         (0.62)        7.52
01/31/05       7.52       0.54         0.07          0.61       (0.48)         --         (0.48)        7.65
01/31/06       7.65       0.50         0.11          0.61       (0.62)         --         (0.62)        7.64
01/31/07       7.64       0.47         0.13          0.60       (0.59)         --         (0.59)        7.65
                                 Worldwide High Income Portfolio -- Class 3
11/11/02@-
01/31/03       6.15       0.14         0.23          0.37          --          --            --         6.52
01/31/04       6.52       0.49         1.11          1.60       (0.62)         --         (0.62)        7.50
01/31/05       7.50       0.50         0.11          0.61       (0.47)         --         (0.47)        7.64
01/31/06       7.64       0.48         0.12          0.60       (0.61)         --         (0.61)        7.63
01/31/07       7.63       0.45         0.14          0.59       (0.58)         --         (0.58)        7.64


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**    (000S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                       High-Yield Bond Portfolio -- Class 1
01/31/03      (3.92)%  $221,410      0.75%        10.09%         121%(2)
01/31/04      32.41     311,063      0.73          9.09          125(2)
01/31/05      14.59     269,008      0.72          8.66           88(2)
01/31/06      10.65     242,766      0.74(1)       7.75(1)        71
01/31/07      12.41     231,605      0.69          7.22           60
                       High-Yield Bond Portfolio -- Class 2
01/31/03      (3.87)     18,881      0.91         10.15          121(2)
01/31/04      32.05      44,595      0.88          8.82          125(2)
01/31/05      14.29      44,426      0.87          8.49           88(2)
01/31/06      10.65      41,544      0.89(1)       7.59(1)        71
01/31/07      12.28      43,015      0.84          7.07           60
                       High-Yield Bond Portfolio -- Class 3
09/30/02@-
01/31/03       8.83       3,165      1.04+        10.74+         121(2)
01/31/04      31.84      28,897      0.97          8.51          125(2)
01/31/05      14.36      42,599      0.97          8.31           88(2)
01/31/06      10.41      54,144      0.99(1)       7.48(1)        71
01/31/07      12.19      92,275      0.93          6.95           60
                    Worldwide High Income Portfolio -- Class 1
01/31/03       0.45      77,847      1.15          9.55          103(2)
01/31/04      25.40      92,530      1.15          7.16          149(2)
01/31/05       8.64      86,357      1.13          7.37           90(2)
01/31/06       8.49      80,462      0.97          6.69           48
01/31/07       8.27      74,677      0.97          6.26           42
                    Worldwide High Income Portfolio -- Class 2
01/31/03       0.10       3,247      1.29          9.44          103(2)
01/31/04      25.31       6,927      1.30          7.00          149(2)
01/31/05       8.38       8,064      1.28          7.22           90(2)
01/31/06       8.36       8,336      1.12          6.52           48
01/31/07       8.14       7,918      1.12          6.11           42
                    Worldwide High Income Portfolio -- Class 3
11/11/02@-
01/31/03       6.02         106      1.36+         9.43+         103(2)
01/31/04      24.95         718      1.39          6.74          149(2)
01/31/05       8.43       1,123      1.38          7.06           90(2)
01/31/06       8.26       1,622      1.22          6.36           48
01/31/07       8.05       3,162      1.22          6.02           42

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
  @  Inception date of class
(1)  Gross of custody credits of 0.01%.
(2)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
High-Yield Bond.............................................  121%     125%      88%
Worldwide High Income.......................................  103      149       90

See Notes to Financial Statements
---------------------
    252

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                  SunAmerica Balanced Portfolio -- Class 1
01/31/03     $14.02      $0.25       $(2.34)       $(2.09)     $(0.34)     $   --        $(0.34)      $11.59
01/31/04      11.59       0.18         1.95          2.13       (0.29)         --         (0.29)       13.43
01/31/05      13.43       0.28         0.32          0.60       (0.21)         --         (0.21)       13.82
01/31/06      13.82       0.31         0.30          0.61       (0.35)         --         (0.35)       14.08
01/31/07      14.08       0.36         1.10          1.46       (0.41)         --         (0.41)       15.13
                                  SunAmerica Balanced Portfolio -- Class 2
01/31/03      14.01       0.21        (2.31)        (2.10)      (0.33)         --         (0.33)       11.58
01/31/04      11.58       0.16         1.95          2.11       (0.27)         --         (0.27)       13.42
01/31/05      13.42       0.26         0.31          0.57       (0.19)         --         (0.19)       13.80
01/31/06      13.80       0.28         0.31          0.59       (0.33)         --         (0.33)       14.06
01/31/07      14.06       0.34         1.10          1.44       (0.39)         --         (0.39)       15.11
                                  SunAmerica Balanced Portfolio -- Class 3
09/30/02@-
01/31/03      11.84       0.05        (0.32)        (0.27)         --          --            --        11.57
01/31/04      11.57       0.14         1.96          2.10       (0.27)         --         (0.27)       13.40
01/31/05      13.40       0.25         0.31          0.56       (0.18)         --         (0.18)       13.78
01/31/06      13.78       0.27         0.31          0.58       (0.32)         --         (0.32)       14.04
01/31/07      14.04       0.32         1.10          1.42       (0.37)         --         (0.37)       15.09
                                   MFS Total Return Portfolio -- Class 1
01/31/03      15.39       0.41        (1.34)        (0.93)      (0.29)      (0.18)        (0.47)       13.99
01/31/04      13.99       0.36         2.51          2.87       (0.65)         --         (0.65)       16.21
01/31/05      16.21       0.41         0.97          1.38       (0.03)         --         (0.03)       17.56
01/31/06      17.56       0.44         0.50          0.94       (0.39)      (0.85)        (1.24)       17.26
01/31/07      17.26       0.50         1.47          1.97       (0.43)      (0.61)        (1.04)       18.19
                                   MFS Total Return Portfolio -- Class 2
01/31/03      15.38       0.36        (1.31)        (0.95)      (0.28)      (0.18)        (0.46)       13.97
01/31/04      13.97       0.33         2.52          2.85       (0.61)         --         (0.61)       16.21
01/31/05      16.21       0.38         0.98          1.36       (0.03)         --         (0.03)       17.54
01/31/06      17.54       0.41         0.51          0.92       (0.37)      (0.85)        (1.22)       17.24
01/31/07      17.24       0.47         1.48          1.95       (0.41)      (0.61)        (1.02)       18.17
                                   MFS Total Return Portfolio -- Class 3
09/30/02@-
01/31/03      13.61       0.09         0.27          0.36          --          --            --        13.97
01/31/04      13.97       0.30         2.53          2.83       (0.59)         --         (0.59)       16.21
01/31/05      16.21       0.36         0.98          1.34       (0.03)         --         (0.03)       17.52
01/31/06      17.52       0.38         0.52          0.90       (0.35)      (0.85)        (1.20)       17.22
01/31/07      17.22       0.44         1.48          1.92       (0.39)      (0.61)        (1.00)       18.14


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                     SunAmerica Balanced Portfolio -- Class 1
01/31/03     (14.95)%  $310,531     0.68%         1.91%          611%(2)
01/31/04      18.51     318,419      0.69          1.45          187(2)
01/31/05       4.52     275,323      0.72(1)       2.03(1)       192(2)
01/31/06       4.55(3)  224,250      0.73(1)       2.16(1)       227
01/31/07      10.46     191,204      0.74          2.50          141
                     SunAmerica Balanced Portfolio -- Class 2
01/31/03     (15.04)     19,712      0.82          1.72          611(2)
01/31/04      18.36      27,532      0.84          1.30          187(2)
01/31/05       4.30      26,777      0.87(1)       1.89(1)       192(2)
01/31/06       4.40(3)   23,725      0.88(1)       2.01(1)       227
01/31/07      10.32      21,819      0.89          2.35          141
                     SunAmerica Balanced Portfolio -- Class 3
09/30/02@-
01/31/03      (2.28)        579      0.89+         1.33+         611(2)
01/31/04      18.25       6,581      0.95          1.20          187(2)
01/31/05       4.21      12,460      0.98(1)       1.86(1)       192(2)
01/31/06       4.31(3)   12,943      0.98(1)       1.90(1)       227
01/31/07      10.23      16,970      0.99          2.25          141
                       MFS Total Return Portfolio -- Class 1
01/31/03      (5.96)    516,660      0.72(1)       2.81(1)        73(2)
01/31/04      20.73     630,428      0.74(1)       2.37(1)        56(2)
01/31/05       8.53     660,464      0.74(1)       2.42(1)        64(2)
01/31/06       5.74     674,833      0.71(1)       2.48(1)        44
01/31/07      11.76     660,292      0.71(1)       2.83(1)        51
                       MFS Total Return Portfolio -- Class 2
01/31/03      (6.12)     92,257      0.87(1)       2.62(1)        73(2)
01/31/04      20.58     141,025      0.89(1)       2.21(1)        56(2)
01/31/05       8.40     146,906      0.89(1)       2.27(1)        64(2)
01/31/06       5.59     140,809      0.86(1)       2.33(1)        44
01/31/07      11.61     134,921      0.86(1)       2.68(1)        51
                       MFS Total Return Portfolio -- Class 3
09/30/02@-
01/31/03       2.65       6,325      0.98+(1)      2.24+(1)       73(2)
01/31/04      20.43      59,339      0.99(1)       2.05(1)        56(2)
01/31/05       8.27     141,874      0.99(1)       2.19(1)        64(2)
01/31/06       5.50     205,505      0.96(1)       2.22(1)        44
01/31/07      11.46     332,382      0.96(1)       2.58(1)        51

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
  @  Inception date of class
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 6):

                                                              1/03     1/04     1/05     1/06     1/07
                                                              ----     ----     ----     ----     -----
SunAmerica Balanced Class 1.................................    --%      --%    0.00%    0.02%       --%
SunAmerica Balanced Class 2.................................    --       --     0.00     0.02        --
SunAmerica Balanced Class 3.................................    --       --     0.00     0.02        --
MFS Total Return Class 1....................................  0.01     0.02     0.02     0.01      0.01
MFS Total Return Class 2....................................  0.01     0.02     0.02     0.01      0.01
MFS Total Return Class 3....................................  0.01     0.02     0.02     0.01      0.01

(2)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
SunAmerica Balanced.........................................  611%     186%     192%
MFS Total Return............................................   68       49       60

(3) The Portfolio's total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                    Telecom Utility Portfolio -- Class 1
01/31/03     $10.01      $0.41       $(2.71)       $(2.30)     $(0.87)      $  --        $(0.87)      $ 6.84
01/31/04       6.84       0.36         1.25          1.61       (0.48)         --         (0.48)        7.97
01/31/05       7.97       0.34         0.75          1.09       (0.41)         --         (0.41)        8.65
01/31/06       8.65       0.32         0.60          0.92       (0.39)         --         (0.39)        9.18
01/31/07       9.18       0.35         1.78          2.13       (0.37)         --         (0.37)       10.94
                                    Telecom Utility Portfolio -- Class 2
01/31/03      10.01       0.38        (2.69)        (2.31)      (0.86)         --         (0.86)        6.84
01/31/04       6.84       0.35         1.24          1.59       (0.47)         --         (0.47)        7.96
01/31/05       7.96       0.32         0.76          1.08       (0.40)         --         (0.40)        8.64
01/31/06       8.64       0.31         0.60          0.91       (0.38)         --         (0.38)        9.17
01/31/07       9.17       0.32         1.79          2.11       (0.35)         --         (0.35)       10.93
                                    Telecom Utility Portfolio -- Class 3
11/11/02@-
01/31/03       6.75       0.09           --          0.09          --          --            --         6.84
01/31/04       6.84       0.33         1.25          1.58       (0.47)         --         (0.47)        7.95
01/31/05       7.95       0.33         0.74          1.07       (0.39)         --         (0.39)        8.63
01/31/06       8.63       0.29         0.61          0.90       (0.37)         --         (0.37)        9.16
01/31/07       9.16       0.26         1.83          2.09       (0.34)         --         (0.34)       10.91
                                     Equity Index Portfolio -- Class 1
01/31/03       9.59       0.09        (2.33)        (2.24)      (0.08)         --         (0.08)        7.27
01/31/04       7.27       0.10         2.34          2.44       (0.09)         --         (0.09)        9.62
01/31/05       9.62       0.14         0.40          0.54       (0.11)         --         (0.11)       10.05
01/31/06      10.05       0.14         0.84          0.98       (0.17)         --         (0.17)       10.86
01/31/07      10.86       0.16         1.34          1.50       (0.18)         --         (0.18)       12.18


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**    (000S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                       Telecom Utility Portfolio -- Class 1
01/31/03     (22.90)%  $52,982       0.95%(2)      4.82%(2)      123%
01/31/04      24.12     50,898       0.98(2)       4.83(2)        19
01/31/05      14.11     50,866       0.97(2)       4.10(2)        29
01/31/06      10.90     43,498       0.91(2)       3.54(2)         6
01/31/07      23.49     50,319       0.90(2)       3.50(2)        73
                       Telecom Utility Portfolio -- Class 2
01/31/03     (22.99)     3,466       1.12(2)       4.90(2)       123
01/31/04      23.78      3,835       1.13(2)       4.64(2)        19
01/31/05      13.97      4,427       1.12(2)       3.94(2)        29
01/31/06      10.76      4,739       1.06(2)       3.37(2)         6
01/31/07      23.36      6,635       1.05(2)       3.30(2)        73
                       Telecom Utility Portfolio -- Class 3
11/11/02@-
01/31/03       1.33        103    1.29+(2)     6.18+(2)          123
01/31/04      23.61        188       1.23(2)       4.41(2)        19
01/31/05      13.89        142       1.22(2)       4.07(2)        29
01/31/06      10.67        278       1.15(2)       3.24(2)         6
01/31/07      23.17      1,510       1.15(2)       2.80(2)        73
                         Equity Index Portfolio -- Class 1
01/31/03     (23.31)    37,586       0.55(1)       1.07(1)         4
01/31/04      33.68     49,616       0.55(1)       1.19(1)         1
01/31/05       5.65     46,789       0.55(1)       1.42(1)         4
01/31/06       9.86     41,634       0.55(1)(3)     1.30(1)(3)      2
01/31/07      13.89     37,909       0.55(1)       1.38(1)         2

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 +  Annualized
 @ Inception date of class
(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                  NET INVESTMENT INCOME (LOSS)
                                                ---------------------------------   ---------------------------------
                                                1/03   1/04   1/05   1/06   1/07    1/03   1/04   1/05   1/06   1/07
                                                ----   ----   ----   ----   -----   ----   ----   ---    ----   -----
Equity Index Class 1..........................  0.58%  0.62%  0.63%  0.63%  0.67%   1.04%  1.12%  1.34%  1.24%  1.28%

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 6):

                                                     1/03    1/04    1/05    1/06    1/07
                                                     ----    ----    ----    ----    ----
Telecom Utility Class 1............................  0.07%   0.04%   0.01%   0.03%   0.04%
Telecom Utility Class 2............................  0.08    0.04    0.01    0.03    0.04
Telecom Utility Class 3............................  0.07    0.04    0.01    0.03    0.04

(3) Net of custody credits of 0.01%

See Notes to Financial Statements
---------------------
    254

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                     Growth-Income Portfolio -- Class 1
01/31/03     $21.75      $0.16       $(4.86)       $(4.70)     $(0.17)     $   --        $(0.17)      $16.88
01/31/04      16.88       0.13         5.43          5.56       (0.19)         --         (0.19)       22.25
01/31/05      22.25       0.10         1.06          1.16       (0.16)         --         (0.16)       23.25
01/31/06      23.25       0.14         3.11          3.25       (0.14)         --         (0.14)       26.36
01/31/07      26.36       0.20         1.42          1.62       (0.20)         --         (0.20)       27.78
                                     Growth-Income Portfolio -- Class 2
01/31/03      21.74       0.12        (4.85)        (4.73)      (0.15)         --         (0.15)       16.86
01/31/04      16.86       0.10         5.42          5.52       (0.16)         --         (0.16)       22.22
01/31/05      22.22       0.07         1.06          1.13       (0.13)         --         (0.13)       23.22
01/31/06      23.22       0.11         3.10          3.21       (0.10)         --         (0.10)       26.33
01/31/07      26.33       0.16         1.41          1.57       (0.16)         --         (0.16)       27.74
                                     Growth-Income Portfolio -- Class 3
09/30/02@-
01/31/03      16.90       0.03        (0.08)        (0.05)         --          --            --        16.85
01/31/04      16.85       0.07         5.44          5.51       (0.16)         --         (0.16)       22.20
01/31/05      22.20       0.04         1.06          1.10       (0.11)         --         (0.11)       23.19
01/31/06      23.19       0.08         3.10          3.18       (0.08)         --         (0.08)       26.29
01/31/07      26.29       0.13         1.42          1.55       (0.14)         --         (0.14)       27.70
                              Federated American Leaders Portfolio -- Class 1
01/31/03      14.84       0.19        (3.27)        (3.08)      (0.15)         --         (0.15)       11.61
01/31/04      11.61       0.21         3.63          3.84       (0.21)         --         (0.21)       15.24
01/31/05      15.24       0.23         0.82          1.05       (0.23)         --         (0.23)       16.06
01/31/06      16.06       0.25         1.09          1.34       (0.26)         --         (0.26)       17.14
01/31/07      17.14       0.28         2.35          2.63       (0.30)      (0.21)        (0.51)       19.26
                              Federated American Leaders Portfolio -- Class 2
01/31/03      14.84       0.16        (3.28)        (3.12)      (0.13)         --         (0.13)       11.59
01/31/04      11.59       0.19         3.63          3.82       (0.19)         --         (0.19)       15.22
01/31/05      15.22       0.21         0.82          1.03       (0.21)         --         (0.21)       16.04
01/31/06      16.04       0.22         1.09          1.31       (0.24)         --         (0.24)       17.11
01/31/07      17.11       0.25         2.34          2.59       (0.27)      (0.21)        (0.48)       19.22
                              Federated American Leaders Portfolio -- Class 3
09/30/02@-
01/31/03      11.10       0.05         0.44          0.49          --          --            --        11.59
01/31/04      11.59       0.16         3.64          3.80       (0.19)         --         (0.19)       15.20
01/31/05      15.20       0.19         0.82          1.01       (0.19)         --         (0.19)       16.02
01/31/06      16.02       0.20         1.10          1.30       (0.23)         --         (0.23)       17.09
01/31/07      17.09       0.23         2.33          2.56       (0.25)      (0.21)        (0.46)       19.19

                                               RATIO OF NET
                         NET       RATIO OF     INVESTMENT
                        ASSETS     EXPENSES       INCOME
                        END OF    TO AVERAGE    TO AVERAGE
  PERIOD     TOTAL      PERIOD       NET           NET        PORTFOLIO
  ENDED     RETURN**    (000S)    ASSETS(1)     ASSETS(1)     TURNOVER
----------  -----------------------------------------------------------
                        Growth-Income Portfolio -- Class 1
01/31/03     (21.61)%  $877,271      0.59%         0.79%          45%
01/31/04      33.04     981,864      0.64          0.62           56
01/31/05       5.25     831,173      0.64          0.43           44
01/31/06      14.05     715,382      0.61          0.58           36
01/31/07       6.17     567,436      0.63          0.76           44
                        Growth-Income Portfolio -- Class 2
01/31/03     (21.75)     35,928      0.74          0.64           45
01/31/04      32.84      49,786      0.79          0.46           56
01/31/05       5.12      44,957      0.79          0.28           44
01/31/06      13.90      42,623      0.76          0.43           36
01/31/07       6.00      37,815      0.78          0.61           44
                        Growth-Income Portfolio -- Class 3
09/30/02@-
01/31/03      (0.30)      2,139     0.81+         0.53+           45
01/31/04      32.76      10,635      0.90          0.31           56
01/31/05       4.99      18,873      0.89          0.15           44
01/31/06      13.77      21,564      0.86          0.32           36
01/31/07       5.91      23,143      0.88          0.50           44
                  Federated American Leaders Portfolio -- Class 1
01/31/03     (20.76)    191,653      0.76          1.41           32
01/31/04      33.25     224,293      0.84          1.55           31
01/31/05       6.95(2)  203,016      0.80          1.47           54
01/31/06       8.50     176,962      0.76          1.46           55
01/31/07      15.51     157,526      0.76          1.54           59
                  Federated American Leaders Portfolio -- Class 2
01/31/03     (20.98)     16,432      0.92          1.30           32
01/31/04      33.13      22,101      0.99          1.40           31
01/31/05       6.83(2)   23,450      0.95          1.32           54
01/31/06       8.29      21,346      0.91          1.31           55
01/31/07      15.32      20,617      0.91          1.39           59
                  Federated American Leaders Portfolio -- Class 3
09/30/02@-
01/31/03       4.41       1,119     0.98+         1.32+           32
01/31/04      32.92       9,470      1.09          1.19           31
01/31/05       6.75(2)   33,299      1.06          1.21           54
01/31/06       8.20      49,769      1.01          1.19           55
01/31/07      15.18      63,591      1.01          1.28           59

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 +  Annualized
 @ Inception date of class
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                                 1/03       1/04       1/05       1/06       1/07
                                                               --------   --------   --------   --------   --------
Growth-Income Class 1.......................................     0.01%      0.04%      0.03%      0.01%      0.01%
Growth-Income Class 2.......................................     0.01       0.04       0.03       0.01       0.01
Growth-Income Class 3.......................................     0.01       0.04       0.03       0.01       0.01
Federated American Leaders Class 1..........................     0.01       0.07       0.04       0.05       0.04
Federated American Leaders Class 2..........................     0.02       0.07       0.04       0.05       0.04
Federated American Leaders Class 3..........................     0.01       0.07       0.05       0.04       0.04

(2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                  Davis Venture Value Portfolio -- Class 1
01/31/03     $20.58      $0.15       $(3.40)       $(3.25)     $(0.12)     $   --        $(0.12)      $17.21
01/31/04      17.21       0.21         6.47          6.68       (0.17)         --         (0.17)       23.72
01/31/05      23.72       0.24         2.20          2.44       (0.22)         --         (0.22)       25.94
01/31/06      25.94       0.28         3.25          3.53       (0.28)         --         (0.28)       29.19
01/31/07      29.19       0.28         4.06          4.34       (0.31)         --         (0.31)       33.22
                                  Davis Venture Value Portfolio -- Class 2
01/31/03      20.57       0.12        (3.39)        (3.27)      (0.10)         --         (0.10)       17.20
01/31/04      17.20       0.17         6.47          6.64       (0.15)         --         (0.15)       23.69
01/31/05      23.69       0.22         2.18          2.40       (0.19)         --         (0.19)       25.90
01/31/06      25.90       0.24         3.25          3.49       (0.24)         --         (0.24)       29.15
01/31/07      29.15       0.23         4.05          4.28       (0.27)         --         (0.27)       33.16
                                  Davis Venture Value Portfolio -- Class 3
09/30/02@-
01/31/03      16.49       0.03         0.67          0.70          --          --            --        17.19
01/31/04      17.19       0.12         6.49          6.61       (0.14)         --         (0.14)       23.66
01/31/05      23.66       0.22         2.15          2.37       (0.17)         --         (0.17)       25.86
01/31/06      25.86       0.20         3.27          3.47       (0.22)         --         (0.22)       29.11
01/31/07      29.11       0.19         4.05          4.24       (0.24)         --         (0.24)       33.11
                                 "Dogs" of Wall Street Portfolio -- Class 1
01/31/03       9.38       0.22        (1.44)        (1.22)      (0.17)         --         (0.17)        7.99
01/31/04       7.99       0.24         2.07          2.31       (0.24)         --         (0.24)       10.06
01/31/05      10.06       0.21         0.35          0.56       (0.25)         --         (0.25)       10.37
01/31/06      10.37       0.24         0.04          0.28       (0.26)      (0.02)        (0.28)       10.37
01/31/07      10.37       0.25         1.85          2.10       (0.28)      (0.19)        (0.47)       12.00
                                 "Dogs" of Wall Street Portfolio -- Class 2
01/31/03       9.38       0.19        (1.43)        (1.24)      (0.16)         --         (0.16)        7.98
01/31/04       7.98       0.22         2.08          2.30       (0.23)         --         (0.23)       10.05
01/31/05      10.05       0.19         0.35          0.54       (0.23)         --         (0.23)       10.36
01/31/06      10.36       0.22         0.04          0.26       (0.24)      (0.02)        (0.26)       10.36
01/31/07      10.36       0.23         1.85          2.08       (0.27)      (0.19)        (0.46)       11.98
                                 "Dogs" of Wall Street Portfolio -- Class 3
09/30/02@-
01/31/03       7.90       0.05         0.03          0.08          --          --            --         7.98
01/31/04       7.98       0.19         2.10          2.29       (0.23)         --         (0.23)       10.04
01/31/05      10.04       0.18         0.34          0.52       (0.22)         --         (0.22)       10.34
01/31/06      10.34       0.21         0.05          0.26       (0.23)      (0.02)        (0.25)       10.35
01/31/07      10.35       0.21         1.85          2.06       (0.26)      (0.19)        (0.45)       11.96


                          NET        RATIO OF    RATIO OF NET
                         ASSETS      EXPENSES     INVESTMENT
                         END OF     TO AVERAGE      INCOME
  PERIOD     TOTAL       PERIOD        NET        TO AVERAGE    PORTFOLIO
  ENDED     RETURN**     (000S)       ASSETS      NET ASSETS    TURNOVER
----------  -------------------------------------------------------------
                      Davis Venture Value Portfolio -- Class 1
01/31/03     (15.79)%  $1,612,985      0.75%         0.81%          17%
01/31/04      38.95     2,004,101      0.77          1.03           13
01/31/05      10.35     1,913,355      0.79(1)       1.03(1)         9
01/31/06      13.71     1,819,150      0.76(1)       1.03(1)        14
01/31/07      14.96(2)  1,720,746      0.76(1)       0.91(1)        16
                      Davis Venture Value Portfolio -- Class 2
01/31/03     (15.88)       95,566      0.90          0.69           17
01/31/04      38.68       176,392      0.92          0.84           13
01/31/05      10.18       214,007      0.94(1)       0.87(1)         9
01/31/06      13.57       224,338      0.91(1)       0.87(1)        14
01/31/07      14.76(2)    227,584      0.91(1)       0.75(1)        16
                      Davis Venture Value Portfolio -- Class 3
09/30/02@-
01/31/03       4.24         7,105     0.97+         0.48+           17
01/31/04      38.54        88,056      1.03          0.61           13
01/31/05      10.06       232,729      1.04(1)       0.74(1)         9
01/31/06      13.49       370,408      1.01(1)       0.73(1)        14
01/31/07      14.65(2)    630,658      1.01(1)       0.62(1)        16
                     "Dogs" of Wall Street Portfolio -- Class 1
01/31/03     (13.07)       99,103      0.69          2.42           67
01/31/04      29.27       105,109      0.71          2.67           56
01/31/05       5.67        92,258      0.71          2.05           30
01/31/06       2.91        68,668      0.70(1)       2.26(1)        26
01/31/07      20.57        67,972      0.71(1)       2.22(1)        45
                     "Dogs" of Wall Street Portfolio -- Class 2
01/31/03     (13.26)       10,735      0.84          2.29           67
01/31/04      29.12        20,038      0.86          2.46           56
01/31/05       5.54        22,040      0.86          1.91           30
01/31/06       2.75        19,414      0.85(1)       2.10(1)        26
01/31/07      20.33        19,902      0.86(1)       2.07(1)        45
                     "Dogs" of Wall Street Portfolio -- Class 3
09/30/02@-
01/31/03       1.01           569     0.92+         1.91+           67
01/31/04      28.95         6,743      0.96          2.21           56
01/31/05       5.34        12,628      0.96          1.81           30
01/31/06       2.75        12,873      0.95(1)       2.01(1)        26
01/31/07      20.15        20,403      0.96(1)       1.93(1)        45

---------------
 *  Calculated based upon average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05     1/06     1/07
                                                              ----     ----     ----
Davis Venture Value Class 1.................................  0.00%    0.01%    0.00%
Davis Venture Value Class 2.................................  0.00     0.01     0.00
Davis Venture Value Class 3.................................  0.01     0.00     0.00
"Dogs" of Wall Street Class 1...............................    --     0.00     0.02
"Dogs" of Wall Street Class 2...............................    --     0.00     0.02
"Dogs" of Wall Street Class 3...............................    --     0.00     0.02

(2) The Portfolio performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions (Note 5).

See Notes to Financial Statements
---------------------
    256

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                               Alliance Growth Portfolio -- Class 1
01/31/03     $19.41     $ 0.03       $(5.87)       $(5.84)     $(0.04)      $  --        $(0.04)
01/31/04      13.53       0.05         4.30          4.35       (0.04)         --         (0.04)
01/31/05      17.84       0.06         0.24          0.30       (0.06)         --         (0.06)
01/31/06      18.08       0.02         5.07          5.09       (0.08)         --         (0.08)
01/31/07      23.09       0.01        (0.59)        (0.58)      (0.03)         --         (0.03)
                               Alliance Growth Portfolio -- Class 2
01/31/03      19.40       0.01        (5.86)        (5.85)      (0.03)         --         (0.03)
01/31/04      13.52       0.02         4.30          4.32       (0.02)         --         (0.02)
01/31/05      17.82       0.04         0.23          0.27       (0.03)         --         (0.03)
01/31/06      18.06      (0.01)        5.06          5.05       (0.05)         --         (0.05)
01/31/07      23.06      (0.02)       (0.60)        (0.62)         --          --            --
                               Alliance Growth Portfolio -- Class 3
09/30/02@-
01/31/03      14.17       0.01        (0.67)        (0.66)         --          --            --
01/31/04      13.51      (0.01)        4.31          4.30       (0.01)         --         (0.01)
01/31/05      17.80       0.03         0.22          0.25       (0.02)         --         (0.02)
01/31/06      18.03      (0.03)        5.07          5.04       (0.04)         --         (0.04)
01/31/07      23.03      (0.04)       (0.60)        (0.64)         --          --            --

                                                              RATIO OF NET
             NET                    NET                        INVESTMENT
            ASSET                  ASSETS       RATIO OF         INCOME
            VALUE                  END OF       EXPENSES         (LOSS)
  PERIOD    END OF     TOTAL       PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO
  ENDED     PERIOD   RETURN**     (000'S)     NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  ---------------------------------------------------------------------------
                               Alliance Growth Portfolio -- Class 1
01/31/03    $13.53    (30.08)%   $1,007,655       0.65%            0.19%          51%
01/31/04     17.84     32.17      1,105,466       0.68             0.27           63
01/31/05     18.08      1.68        873,722       0.70             0.31           82
01/31/06     23.09     28.23        878,869       0.66             0.10           66
01/31/07     22.48     (2.52)       640,828       0.66             0.07           91
                               Alliance Growth Portfolio -- Class 2
01/31/03     13.52    (30.17)        42,038       0.80             0.07           51
01/31/04     17.82     31.94         67,731       0.83             0.10           63
01/31/05     18.06      1.54         70,604       0.85             0.17           82
01/31/06     23.06     28.03         82,966       0.81            (0.06)          66
01/31/07     22.44     (2.69)        69,079       0.82            (0.08)          91
                               Alliance Growth Portfolio -- Class 3
09/30/02@-
01/31/03     13.51     (4.66)         2,490      0.88+             0.19+          51
01/31/04     17.80     31.85         27,900       0.94            (0.07)          63
01/31/05     18.03      1.40         71,682       0.95             0.12           82
01/31/06     23.03     27.96        123,871       0.91            (0.17)          66
01/31/07     22.39     (2.78)       221,601       0.92            (0.18)          91

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/03   1/04   1/05   1/06   1/07
                                                              ----   ----   ----   ----   -----
Alliance Growth Class 1.....................................  0.00%  0.02%  0.03%  0.02%   0.01%
Alliance Growth Class 2.....................................  0.01   0.02   0.03   0.02    0.01
Alliance Growth Class 3.....................................  0.02   0.02   0.03   0.02    0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                            Goldman Sachs Research Portfolio -- Class 1
01/31/03     $ 6.79     $(0.01)      $(1.66)       $(1.67)     $   --       $  --        $   --
01/31/04       5.12       0.00         1.52          1.52          --          --            --
01/31/05       6.64       0.03         0.65          0.68          --          --            --
01/31/06       7.32       0.02         0.65          0.67       (0.04)         --         (0.04)
01/31/07       7.95       0.02         1.07          1.09       (0.03)         --         (0.03)
                            Goldman Sachs Research Portfolio -- Class 2
01/31/03       6.78      (0.02)       (1.65)        (1.67)         --          --            --
01/31/04       5.11      (0.01)        1.51          1.50          --          --            --
01/31/05       6.61       0.02         0.65          0.67          --          --            --
01/31/06       7.28       0.01         0.64          0.65       (0.03)         --         (0.03)
01/31/07       7.90       0.01         1.07          1.08       (0.02)         --         (0.02)
                            Goldman Sachs Research Portfolio -- Class 3
09/30/02@-
01/31/03       4.90      (0.01)        0.22          0.21          --          --            --
01/31/04       5.11      (0.02)        1.52          1.50          --          --            --
01/31/05       6.61       0.01         0.65          0.66          --          --            --
01/31/06       7.27       0.00         0.63          0.63       (0.02)         --         (0.02)
01/31/07       7.88       0.00         1.07          1.07       (0.01)         --         (0.01)

                                                         RATIO OF NET
             NET                   NET                    INVESTMENT
            ASSET                 ASSETS     RATIO OF       INCOME
            VALUE                 END OF     EXPENSES       (LOSS)
  PERIOD    END OF     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE         PORTFOLIO
  ENDED     PERIOD   RETURN**    (000'S)    NET ASSETS    NET ASSETS         TURNOVER
----------  --------------------------------------------------------------------------
                           Goldman Sachs Research Portfolio -- Class 1
01/31/03    $ 5.12    (24.59)%   $23,828       1.35%(2)     (0.21)%(2)          198%
01/31/04      6.64     29.69      24,076       1.35(2)      (0.03)(2)            52
01/31/05      7.32     10.24      21,290       1.35(1)(2)     0.39(1)(2)         50
01/31/06      7.95      9.15      18,639       1.32(1)(2)     0.31(1)(2)         58
01/31/07      9.01     13.68      19,493       1.30(1)(2)(3)     0.29(1)(2)(3)     91
                           Goldman Sachs Research Portfolio -- Class 2
01/31/03      5.11    (24.63)      4,085    1.50(2)         (0.37)(2)           198
01/31/04      6.61     29.35       6,360       1.50(2)      (0.19)(2)            52
01/31/05      7.28     10.14       6,649       1.50(1)(2)     0.25(1)(2)         50
01/31/06      7.90      8.90       6,043       1.47(1)(2)     0.16(1)(2)         58
01/31/07      8.96     13.62       6,117       1.45(1)(2)(3)     0.14(1)(2)(3)     91
                           Goldman Sachs Research Portfolio -- Class 3
09/30/02@-
01/31/03      5.11      4.29         119    1.60+(2)        (0.56)+(2)          198
01/31/04      6.61     29.35         418    1.60(2)         (0.30)(2)            52
01/31/05      7.27      9.98       1,129       1.60(1)(2)     0.17(1)(2)         50
01/31/06      7.88      8.67       1,912       1.57(1)(2)     0.03(1)(2)         58
01/31/07      8.94     13.56       4,408       1.55(1)(2)(3)     0.05(1)(2)(3)     91

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/03   1/04   1/05   1/06   1/07
                                                              ----   ----   ----   ----   -----
Goldman Sachs Research Class 1..............................    --     --   0.01%  0.01%   0.02%
Goldman Sachs Research Class 2..............................    --     --   0.01   0.01    0.02
Goldman Sachs Research Class 3..............................    --     --   0.01   0.01    0.02

(2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                             EXPENSES                                    NET INVESTMENT INCOME (LOSS)
                         ------------------------------------------------   ------------------------------------------------------
                         1/03   1/04   1/05(1)    1/06(1)    1/07(1)(3)     1/03     1/04    1/05(1)    1/06(1)      1/07(1)(3)
                         ----   ----   --------   -------   -------------   -----    -----   --------   -------   ----------------
Goldman Sachs Research
  Class 1..............  1.44%  1.53%      1.52%    1.20%        1.19%      (0.30)%  (0.21)%     0.22%    0.43%         0.40%
Goldman Sachs Research
  Class 2..............  1.58   1.68       1.67     1.35         1.34       (0.44)   (0.37)      0.09     0.28          0.24
Goldman Sachs Research
  Class 3..............  1.60+  1.77       1.77     1.43         1.45       (0.56)+  (0.47)      0.02     0.17          0.15

(3) Gross of custody credits of 0.01%.

See Notes to Financial Statements
---------------------
    258

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                    MFS Massachusetts Investors Trust Portfolio -- Class 1
01/31/03     $10.79     $ 0.07        $(2.43)        $(2.36)       $(0.08)        $   --         $(0.08)      $ 8.35    (21.88)%
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
01/31/06      11.45       0.08          1.32           1.40         (0.10)            --          (0.10)       12.75     12.28
01/31/07      12.75       0.14          1.35           1.49         (0.09)            --          (0.09)       14.15     11.76
                                    MFS Massachusetts Investors Trust Portfolio -- Class 2
01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35    (22.04)
01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58     27.56
01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44      8.90
01/31/06      11.44       0.06          1.33           1.39         (0.08)            --          (0.08)       12.75     12.22
01/31/07      12.75       0.11          1.36           1.47         (0.08)            --          (0.08)       14.14     11.53
                                    MFS Massachusetts Investors Trust Portfolio -- Class 3
09/30/02@-
01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35      1.83
01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57     27.40
01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43      8.82
01/31/06      11.43       0.05          1.32           1.37         (0.07)            --          (0.07)       12.73     12.04
01/31/07      12.73       0.10          1.35           1.45         (0.06)            --          (0.06)       14.12     11.45
                                          Putnam Growth: Voyager Portfolio -- Class 1
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
01/31/06      14.12       0.00          1.60           1.60         (0.09)            --          (0.09)       15.63     11.40
01/31/07      15.63      (0.01)         1.12           1.11         (0.00)            --          (0.00)       16.74      7.13
                                          Putnam Growth: Voyager Portfolio -- Class 2
01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02    (25.87)
01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23     29.27
01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10     (0.91)
01/31/06      14.10      (0.02)         1.60           1.58         (0.07)            --          (0.07)       15.61     11.25
01/31/07      15.61      (0.04)         1.12           1.08            --             --             --        16.69      6.92
                                          Putnam Growth: Voyager Portfolio -- Class 3
09/30/02@-
01/31/03      10.88         --          0.14           0.14            --             --             --        11.02      1.29
01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22     29.14
01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06     (1.13)
01/31/06      14.06      (0.04)         1.61           1.57         (0.06)            --          (0.06)       15.57     11.18
01/31/07      15.57      (0.05)         1.12           1.07            --             --             --        16.64      6.87

              NET       RATIO OF         RATIO OF NET
             ASSETS    EXPENSES TO        INVESTMENT
             END OF      AVERAGE       INCOME (LOSS) TO
  PERIOD     PERIOD        NET           AVERAGE NET        PORTFOLIO
  ENDED      (000S)     ASSETS(1)         ASSETS(1)         TURNOVER
----------  ---------------------------------------------------------
             MFS Massachusetts Investors Trust Portfolio -- Class 1
01/31/03    $210,436      0.78%              0.73%              65%
01/31/04     237,182      0.82               0.81               93
01/31/05     211,786      0.80               0.74               78
01/31/06     191,335      0.78               0.65               45
01/31/07     162,799      0.78               1.02               27
             MFS Massachusetts Investors Trust Portfolio -- Class 2
01/31/03      17,154      0.92               0.62               65
01/31/04      29,479      0.97               0.65               93
01/31/05      31,442      0.95               0.58               78
01/31/06      30,111      0.93               0.49               45
01/31/07      28,136      0.93               0.86               27
             MFS Massachusetts Investors Trust Portfolio -- Class 3
09/30/02@-
01/31/03       1,353      0.99+              0.53+              65
01/31/04      16,650      1.08               0.50               93
01/31/05      35,551      1.06               0.45               78
01/31/06      49,378      1.03               0.37               45
01/31/07      57,649      1.03               0.73               27
                   Putnam Growth: Voyager Portfolio -- Class 1
01/31/03     271,199      0.86               0.19              120
01/31/04     288,148      0.93               0.08               56
01/31/05     232,556      0.93               0.48               71
01/31/06     201,063      0.92(2)           (0.04)(2)          116
01/31/07     160,693      0.84             (0.09)               73
                   Putnam Growth: Voyager Portfolio -- Class 2
01/31/03       8,977      1.01               0.09              120
01/31/04      11,344      1.08              (0.08)              56
01/31/05       9,324      1.08               0.33               71
01/31/06       9,244      1.07(2)           (0.20)(2)          116
01/31/07       7,678      0.99(2)       (0.24)(2)               73
                   Putnam Growth: Voyager Portfolio -- Class 3
09/30/02@-
01/31/03         577      1.09+              0.00+             120
01/31/04       2,260      1.18              (0.22)              56
01/31/05       3,343      1.18               0.32               71
01/31/06       5,445      1.17(2)           (0.32)(2)          116
01/31/07       5,531      1.09(2)       (0.34)(2)               73

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
+   Annualized
@  Inception date of class
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              -----------------------------------------
                                                              1/03     1/04     1/05     1/06     1/07
                                                              -----------------------------------------
MFS Massachusetts Investors Trust Class 1...................  0.02%    0.05%    0.02%    0.01%     0.01%
MFS Massachusetts Investors Trust Class 2...................  0.02     0.05     0.02     0.01      0.01
MFS Massachusetts Investors Trust Class 3...................  0.02     0.05     0.02     0.01      0.01
Putnam Growth: Voyager Class 1..............................  0.01     0.04     0.02     0.04      0.02
Putnam Growth: Voyager Class 2..............................  0.02     0.04     0.02     0.04      0.02
Putnam Growth: Voyager Class 3..............................  0.02     0.04     0.02     0.03      0.02

(2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                        NET INVESTMENT
                                                                   EXPENSES              INCOME (LOSS)
                                                              -------------------------------------------
                                                              1/06(1)     1/07(1)     1/06(1)     1/07(1)
                                                              -------------------------------------------
Putnam Growth: Voyager Portfolio Class 1....................    0.95%       0.94%      (0.07)%     (0.19)%
Putnam Growth: Voyager Portfolio Class 2....................    1.10        1.09       (0.23)      (0.34)
Putnam Growth: Voyager Portfolio Class 3....................    1.21        1.19       (0.36)      (0.44)

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET
                                   REALIZED                  DIVIDENDS
               NET        NET          &          TOTAL       DECLARED     DIVIDENDS                     NET                  NET
              ASSET     INVEST-   UNREALIZED       FROM       FROM NET     FROM NET                     ASSET               ASSETS
              VALUE      MENT     GAIN (LOSS)    INVEST-      INVEST-      REALIZED                     VALUE               END OF
  PERIOD    BEGINNING   INCOME        ON           MENT         MENT        GAIN ON         TOTAL       END OF    TOTAL     PERIOD
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**   (000S)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio -- Class 1
01/31/03      $6.62      $0.01      $(1.85)       $(1.84)      $(0.02)      $   --         $(0.02)      $4.76     (27.85)%  $20,303
01/31/04       4.76       0.01        1.42          1.43        (0.01)          --          (0.01)       6.18      30.04     33,277
01/31/05       6.18       0.03        0.01          0.04        (0.01)          --          (0.01)       6.21       0.65     29,798
01/31/06       6.21       0.01        0.48          0.49        (0.04)          --          (0.04)       6.66       7.89     29,581
01/31/07       6.66       0.02        0.47          0.49        (0.02)          --          (0.02)       7.13       7.32     23,051
                                               Blue Chip Growth Portfolio -- Class 2
01/31/03       6.62       0.00       (1.85)        (1.85)       (0.01)          --          (0.01)       4.76     (27.93)     7,681
01/31/04       4.76       0.00        1.41          1.41        (0.00)          --          (0.00)       6.17      29.66     13,868
01/31/05       6.17       0.03        0.00          0.03        (0.00)          --          (0.00)       6.20       0.52     13,882
01/31/06       6.20       0.00        0.49          0.49        (0.03)          --          (0.03)       6.66       7.91     12,399
01/31/07       6.66       0.01        0.46          0.47        (0.01)          --          (0.01)       7.12       7.02     11,336
                                               Blue Chip Growth Portfolio -- Class 3
09/30/02@-
01/31/03       4.76       0.00        0.00          0.00           --           --             --        4.76       0.00        405
01/31/04       4.76       0.00        1.41          1.41           --           --             --        6.17      29.62      4,677
01/31/05       6.17       0.02          --          0.02           --           --             --        6.19       0.32      8,058
01/31/06       6.19       0.00        0.48          0.48        (0.02)          --          (0.02)       6.65       7.82     10,795
01/31/07       6.65         --        0.46          0.46        (0.00)          --          (0.00)       7.11       6.93     13,177


                            RATIO OF NET
                             INVESTMENT
              RATIO OF         INCOME
              EXPENSES         (LOSS)
  PERIOD     TO AVERAGE      TO AVERAGE     PORTFOLIO
  ENDED     NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  -----------------------------------------
              Blue Chip Growth Portfolio -- Class 1
01/31/03        0.85%            0.20%         103%
01/31/04        0.85             0.19          124
01/31/05        0.85(2)          0.55(2)       158
01/31/06        0.85(2)          0.18(2)       109
01/31/07        0.85(2)          0.34(2)       154
              Blue Chip Growth Portfolio -- Class 2
01/31/03        1.00             0.08          103
01/31/04        1.00             0.04          124
01/31/05        1.00(2)          0.42(2)       158
01/31/06        1.00(2)          0.03(2)       109
01/31/07        1.00(2)          0.18(2)       154
              Blue Chip Growth Portfolio -- Class 3
09/30/02@-
01/31/03        1.11+           (0.05)+        103
01/31/04        1.10            (0.07)         124
01/31/05        1.10(2)          0.38(2)       158
01/31/06        1.10(2)         (0.08)(2)      109
01/31/07        1.10(2)          0.07(2)       154

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
+   Annualized
@  Inception date of class
(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                 EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                  --------------------------------------     -----------------------------------------
                                  1/03   1/04   1/05   1/06(2)   1/07(2)     1/03    1/04    1/05    1/06(2)   1/07(2)
                                  ----   ----   ----   -------   -------     -----   -----   -----   -------   -------
Blue Chip Growth Class 1........  0.94%  0.94%  0.92%   0.94%     0.85%       0.11%   0.10%   0.49%    0.09%     0.34%
Blue Chip Growth Class 2........  1.06   1.09   1.07    1.09      1.00        0.02   (0.05)   0.36   (0.06)      0.18
Blue Chip Growth Class 3........  1.11+  1.18   1.17    1.19      1.10       (0.05)+ (0.15)   0.31   (0.17)      0.07

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05   1/06   1/07
                                                              ----   ----   ----
Blue Chip Growth Class 1....................................  0.00%  0.05%  0.02%
Blue Chip Growth Class 2....................................  0.00   0.05   0.02
Blue Chip Growth Class 3....................................  0.00   0.05   0.02

See Notes to Financial Statements
---------------------
    260

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Real Estate Portfolio -- Class 1
01/31/03     $10.80     $ 0.55        $(0.18)        $ 0.37        $(0.28)        $   --         $(0.28)      $10.89      3.41%
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58
01/31/06      18.19       0.34          5.00           5.34         (0.42)         (1.55)         (1.97)       21.56     31.37
01/31/07      21.56       0.34          6.65           6.99         (0.32)         (2.34)         (2.66)       25.89     34.17(3)
                                               Real Estate Portfolio -- Class 2
01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15     19.42
01/31/06      18.15       0.31          4.98           5.29         (0.39)         (1.55)         (1.94)       21.50     31.15
01/31/07      21.50       0.31          6.63           6.94         (0.29)         (2.34)         (2.63)       25.81     34.01(3)
                                               Real Estate Portfolio -- Class 3
09/30/02@-
01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12     19.30
01/31/06      18.12       0.28          4.99           5.27         (0.37)         (1.55)         (1.92)       21.47     31.08
01/31/07      21.47       0.30          6.59           6.89         (0.27)         (2.34)         (2.61)       25.75     33.81(3)
                                           Small Company Value Portfolio -- Class 1
01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94     22.96
01/31/06      14.94       0.00          3.21           3.21         (0.11)         (0.94)         (1.05)       17.10     22.64
01/31/07      17.10       0.00          2.05           2.05         (0.00)         (1.33)         (1.33)       17.82     12.61
                                           Small Company Value Portfolio -- Class 3
09/13/05@-
01/31/06      16.88      (0.08)         1.35           1.27         (0.11)         (0.94)         (1.05)       17.10      8.55
01/31/07      17.10      (0.03)         2.02           1.99            --          (1.33)         (1.33)       17.76     12.24

              NET       RATIO OF     RATIO OF NET
             ASSETS    EXPENSES TO    INVESTMENT
             END OF      AVERAGE     INCOME (LOSS)
  PERIOD     PERIOD        NET        TO AVERAGE     PORTFOLIO
  ENDED      (000S)      ASSETS       NET ASSETS     TURNOVER
----------  --------------------------------------------------
                     Real Estate Portfolio -- Class 1
01/31/03    $ 95,829      0.89%           4.89%          52%
01/31/04     139,355      0.88            3.76           18
01/31/05     154,304      0.86(2)         2.38(2)        33
01/31/06     165,987      0.85(2)         1.69(2)        23
01/31/07     195,996      0.82            1.45           37
                     Real Estate Portfolio -- Class 2
01/31/03      10,974      1.03            5.10           52
01/31/04      23,007      1.03            3.48           18
01/31/05      29,362      1.01(2)         2.23(2)        33
01/31/06      32,483      1.00(2)         1.54(2)        23
01/31/07      40,000      0.97            1.32           37
                     Real Estate Portfolio -- Class 3
09/30/02@-
01/31/03         829      1.12+           5.61+          52
01/31/04      12,542      1.13            2.33           18
01/31/05      29,641      1.12(2)         2.11(2)        33
01/31/06      53,320      1.10(2)         1.43(2)        23
01/31/07     127,950      1.07            1.32           37
                 Small Company Value Portfolio -- Class 1
01/31/03       5,782      1.49(1)        (0.41)(1)      124
01/31/04       8,562      1.60(1)        (0.31)(1)       22
01/31/05      10,462      1.60(1)         0.66(1)        22
01/31/06      10,218      1.60(1)         0.01(1)        16
01/31/07       9,998      1.60(1)         0.02(1)         7
                 Small Company Value Portfolio -- Class 3
09/13/05@-
01/31/06         110      1.85+(1)       (0.54)+(1)      16
01/31/07      28,910      1.85(1)        (0.19)(1)        7

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

+   Annualized

@  Inception date of class

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                   EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                      -----------------------------------     ------------------------------------
                                      1/03     1/04   1/05   1/06   1/07      1/03    1/04    1/05   1/06    1/07
                                      ----     ----   ----   ----   -----     -----   -----   ----   -----   -----
Small Company Value Class 1.........  2.08%(2) 2.27%  2.00%  1.82%  1.46%     (0.99)% (0.98)% 0.26%  (0.21)%  0.17%
Small Company Value Class 3.........    --       --     --   2.03   1.53         --      --     --   (0.72)   0.13

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05   1/06   1/07
                                                              ----   ----   -----
Real Estate Class 1.........................................  0.00%  0.00%    --
Real Estate Class 2.........................................  0.00   0.00     --
Real Estate Class 3.........................................  0.00   0.00     --

(3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 5).

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                          NET                        TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
            NET ASSET   INVEST-    NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                           MFS Mid-Cap Growth Portfolio -- Class 1
01/31/03     $10.00     $(0.03)       $(4.16)        $(4.19)      $   --      $   --       $   --         $   --       $ 5.81
01/31/04       5.81      (0.03)         2.56           2.53           --          --           --             --         8.34
01/31/05       8.34      (0.04)         0.45           0.41           --          --           --             --         8.75
01/31/06       8.75      (0.03)         1.11           1.08           --          --           --             --         9.83
01/31/07       9.83       0.02          0.10           0.12           --          --           --             --         9.95
                                           MFS Mid-Cap Growth Portfolio -- Class 2
01/31/03       9.99      (0.03)        (4.16)         (4.19)          --          --           --             --         5.80
01/31/04       5.80      (0.04)         2.54           2.50           --          --           --             --         8.30
01/31/05       8.30      (0.06)         0.47           0.41           --          --           --             --         8.71
01/31/06       8.71      (0.04)         1.09           1.05           --          --           --             --         9.76
01/31/07       9.76       0.01          0.09           0.10           --          --           --             --         9.86
                                           MFS Mid-Cap Growth Portfolio -- Class 3
09/30/02@-
01/31/03       5.47      (0.01)         0.33           0.32           --          --           --             --         5.79
01/31/04       5.79      (0.05)         2.55           2.50           --          --           --             --         8.29
01/31/05       8.29      (0.07)         0.46           0.39           --          --           --             --         8.68
01/31/06       8.68      (0.05)         1.10           1.05           --          --           --             --         9.73
01/31/07       9.73       0.00          0.09           0.09           --          --           --             --         9.82
                                           Aggressive Growth Portfolio -- Class 1
01/31/03       8.84      (0.02)        (2.13)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
01/31/04       6.67      (0.03)         2.22           2.19           --          --           --             --         8.86
01/31/05       8.86      (0.02)         1.26           1.24           --          --           --             --        10.10
01/31/06      10.10       0.01          1.50           1.51           --          --           --             --        11.61
01/31/07      11.61       0.07          1.31           1.38        (0.01)         --                       (0.01)       12.98
                                           Aggressive Growth Portfolio -- Class 2
01/31/03       8.84      (0.03)        (2.12)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
01/31/04       6.67      (0.04)         2.22           2.18           --          --           --             --         8.85
01/31/05       8.85      (0.04)         1.26           1.22           --          --           --             --        10.07
01/31/06      10.07       0.00          1.49           1.49           --          --           --             --        11.56
01/31/07      11.56       0.05          1.30           1.35           --          --           --             --        12.91
                                           Aggressive Growth Portfolio -- Class 3
09/30/02@-
01/31/03       6.79      (0.01)        (0.11)         (0.12)          --          --           --             --         6.67
01/31/04       6.67      (0.05)         2.22           2.17           --          --           --             --         8.84
01/31/05       8.84      (0.05)         1.25           1.20           --          --           --             --        10.04
01/31/06      10.04      (0.01)         1.49           1.48           --          --           --             --        11.52
01/31/07      11.52       0.04          1.29           1.33           --          --           --             --        12.85

                         NET                       RATIO OF NET
                        ASSETS     RATIO OF         INVESTMENT
                        END OF     EXPENSES        INCOME (LOSS)
  PERIOD     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS        NET ASSETS        TURNOVER
----------  -------------------------------------------------------------------
                          MFS Mid-Cap Growth Portfolio -- Class 1
01/31/03     (41.90)%  $123,948       0.84%(1)         (0.48)%(1)        164%
01/31/04      43.55     199,807       0.87(1)          (0.47)(1)          92
01/31/05       4.92     164,512       0.84(1)          (0.57)(1)          79
01/31/06      12.34     144,202       0.82(1)          (0.33)(1)          83
01/31/07       1.22     116,485       0.82(1)           0.22(1)          143
                          MFS Mid-Cap Growth Portfolio -- Class 2
01/31/03     (41.94)     25,369       1.00(1)          (0.55)(1)         164
01/31/04      43.10      53,167       1.02(1)          (0.63)(1)          92
01/31/05       4.94      54,901       0.99(1)          (0.72)(1)          79
01/31/06      12.06      52,229       0.97(1)          (0.48)(1)          83
01/31/07       1.02      44,719       0.98(1)           0.07(1)          143
                          MFS Mid-Cap Growth Portfolio -- Class 3
09/30/02@-
01/31/03       5.85       2,406       1.04+(1)         (0.35)+(1)        164
01/31/04      43.18      32,377       1.12(1)          (0.77)(1)          92
01/31/05       4.70      55,283       1.09(1)          (0.82)(1)          79
01/31/06      12.10      75,391       1.07(1)          (0.58)(1)          83
01/31/07       0.92      84,072       1.08(1)           0.01(1)          143
                          Aggressive Growth Portfolio -- Class 1
01/31/03     (24.28)    156,449       0.77             (0.24)            150
01/31/04      32.83     198,390       0.79             (0.39)            103
01/31/05      14.00     189,042       0.80(1)          (0.26)(1)          89
01/31/06      14.95     174,880       0.79(1)           0.05(1)          121
01/31/07      11.92     150,208       0.81(1)           0.56(1)          298
                          Aggressive Growth Portfolio -- Class 2
01/31/03     (24.37)      6,878       0.92             (0.38)            150
01/31/04      32.68      13,218       0.94             (0.55)            103
01/31/05      13.79      13,703       0.95(1)          (0.41)(1)          89
01/31/06      14.80      15,101       0.94(1)          (0.09)(1)         121
01/31/07      11.68      13,612       0.96(1)           0.41(1)          298
                          Aggressive Growth Portfolio -- Class 3
09/30/02@-
01/31/03      (1.77)        301       0.99+            (0.46)+           150
01/31/04      32.53       3,219       1.05             (0.68)            103
01/31/05      13.57       7,552       1.05(1)          (0.51)(1)          89
01/31/06      14.74      12,071       1.04(1)          (0.17)(1)         121
01/31/07      11.55      17,907       1.06(1)           0.35(1)          298

---------------

 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

+   Annualized

@  Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/03   1/04   1/05   1/06    1/07
                                                              ----   ----   ----   -----   -----
MFS Mid-Cap Growth Class 1..................................  0.02%  0.05%  0.02%  0.03%   0.02%
MFS Mid-Cap Growth Class 2..................................  0.03   0.05   0.02   0.03    0.02
MFS Mid-Cap Growth Class 3..................................  0.02   0.05   0.02   0.03    0.02
Aggressive Growth Class 1...................................    --     --   0.00   0.05    0.03
Aggressive Growth Class 2...................................    --     --   0.00   0.05    0.03
Aggressive Growth Class 3...................................    --     --   0.00   0.05    0.03

See Notes to Financial Statements
---------------------
    262

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                      DIVIDENDS   DIVIDENDS
                          NET        REALIZED        TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-    & UNREALIZED       FROM      FROM NET    REALIZED
              VALUE      MENT      GAIN (LOSS)      INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME          ON            MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                              Growth Opportunities Portfolio -- Class 1
01/31/03      $5.85     $(0.03)       $(2.32)        $(2.35)     $   --      $   --        $   --
01/31/04       3.50      (0.02)         1.47           1.45          --          --            --
01/31/05       4.95      (0.02)         0.06           0.04          --          --            --
01/31/06       4.99      (0.02)         1.07           1.05          --          --            --
01/31/07       6.04      (0.03)         0.34           0.31          --          --            --
                              Growth Opportunities Portfolio -- Class 2
01/31/03       5.84      (0.03)        (2.32)         (2.35)         --          --            --
01/31/04       3.49      (0.03)         1.47           1.44          --          --            --
01/31/05       4.93      (0.03)         0.06           0.03          --          --            --
01/31/06       4.96      (0.03)         1.06           1.03          --          --            --
01/31/07       5.99      (0.04)         0.35           0.31          --          --            --
                              Growth Opportunities Portfolio -- Class 3
09/30/02@-
01/31/03       3.33      (0.03)         0.19           0.16          --          --            --
01/31/04       3.49      (0.03)         1.46           1.43          --          --            --
01/31/05       4.92      (0.03)         0.06           0.03          --          --            --
01/31/06       4.95      (0.04)         1.06           1.02          --          --            --
01/31/07       5.97      (0.05)         0.35           0.30          --          --            --

                                                            RATIO OF NET
             NET                  NET                        INVESTMENT
            ASSET               ASSETS      RATIO OF           INCOME
            VALUE               END OF      EXPENSES           (LOSS)
  PERIOD    END OF    TOTAL     PERIOD     TO AVERAGE        TO AVERAGE        PORTFOLIO
  ENDED     PERIOD   RETURN**   (000S)    NET ASSETS(1)    NET ASSETS(1)       TURNOVER
----------  ----------------------------------------------------------------------------
                             Growth Opportunities Portfolio -- Class 1
01/31/03    $3.50     (40.17)%  $12,307        1.00%           (0.62)%            243%
01/31/04     4.95      41.43     31,640        1.00            (0.45)             178
01/31/05     4.99       0.81(3)  19,474        1.00(2)         (0.44)(2)          171
01/31/06     6.04      21.04     18,641        1.00(2)         (0.49)(2)          228
01/31/07     6.35       5.13     23,116        1.00            (0.56)             310
                             Growth Opportunities Portfolio -- Class 2
01/31/03     3.49     (40.24)     3,260        1.15            (0.77)             243
01/31/04     4.93      41.26      7,802        1.15            (0.60)             178
01/31/05     4.96       0.61(3)   6,498        1.15(2)         (0.60)(2)          171
01/31/06     5.99      20.77      7,317        1.15(2)         (0.64)(2)          228
01/31/07     6.30       5.18      9,413        1.15            (0.71)             310
                             Growth Opportunities Portfolio -- Class 3
09/30/02@-
01/31/03     3.49       4.80        305        1.24+           (0.80)+            243
01/31/04     4.92      40.97      2,424        1.25            (0.69)             178
01/31/05     4.95       0.61(3)   3,681        1.25(2)         (0.72)(2)          171
01/31/06     5.97      20.61      5,482        1.25(2)         (0.74)(2)          228
01/31/07     6.27       5.03     33,224        1.25            (0.81)             310

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
  @  Inception date of class
(1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                       EXPENSES
                                                 -----------------------------------------------------
                                                 1/03      1/04      1/05(2)      1/06(2)       1/07
                                                 ----      ----      -------      -------      -------
       Growth Opportunities Class 1............  1.07%     1.05%      1.05%        1.02%        0.94%
       Growth Opportunities Class 2............  1.21      1.20       1.21         1.17         1.10
       Growth Opportunities Class 3............  1.24+     1.28       1.32         1.27         1.21

                                                              NET INVESTMENT INCOME (LOSS)
                                                 -------------------------------------------------------
                                                 1/03       1/04       1/05(2)      1/06(2)       1/07
                                                 -----      -----      -------      -------      -------
       Growth Opportunities Class 1............  (0.69)%    (0.50)%     (0.49)%      (0.51)%      (0.50)%
       Growth Opportunities Class 2............  (0.83)     (0.65)      (0.66)      (0.66)        (0.65)
       Growth Opportunities Class 3............  (0.80)+    (0.72)      (0.79)      (0.76)        (0.76)

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
     (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05     1/06
                                                              ----     ----
Growth Opportunities Class 1................................  0.00%    0.03%
Growth Opportunities Class 2................................  0.00     0.03
Growth Opportunities Class 3................................  0.01     0.03

(3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          NET                     DIVIDENDS   DIVIDENDS
                              NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
                NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
                  VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
   PERIOD       BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
    ENDED       OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------
                                      Marsico Growth Portfolio -- Class 1
01/31/03         $ 8.79     $(0.01)      $(1.27)       $(1.28)     $   --      $   --        $   --       $ 7.51
01/31/04           7.51      (0.02)        2.47          2.45          --          --            --         9.96
01/31/05           9.96      (0.01)        0.70          0.69          --          --            --        10.65
01/31/06          10.65       0.00         2.02          2.02          --          --            --        12.67
01/31/07          12.67       0.02         1.17          1.19          --       (0.77)        (0.77)       13.09
                                      Marsico Growth Portfolio -- Class 2
01/31/03           8.79      (0.02)       (1.27)        (1.29)         --          --            --         7.50
01/31/04           7.50      (0.03)        2.46          2.43          --          --            --         9.93
01/31/05           9.93      (0.02)        0.70          0.68          --          --            --        10.61
01/31/06          10.61      (0.01)        2.00          1.99          --          --            --        12.60
01/31/07          12.60       0.00         1.16          1.16          --       (0.77)        (0.77)       12.99
                                      Marsico Growth Portfolio -- Class 3
09/30/02@-
01/31/03           7.94         --        (0.45)        (0.45)         --          --            --         7.49
01/31/04           7.49      (0.04)        2.47          2.43          --          --            --         9.92
01/31/05           9.92      (0.03)        0.69          0.66          --          --            --        10.58
01/31/06          10.58      (0.03)        2.01          1.98          --          --            --        12.56
01/31/07          12.56      (0.01)        1.15          1.14          --       (0.77)        (0.77)       12.93

                                                     RATIO OF NET
                            NET                       INVESTMENT
                          ASSETS     RATIO OF           INCOME
                          END OF     EXPENSES           (LOSS)
   PERIOD       TOTAL     PERIOD    TO AVERAGE        TO AVERAGE        PORTFOLIO
    ENDED      RETURN**   (000S)    NET ASSETS        NET ASSETS        TURNOVER
-------------  ------------------------------------------------------------------
                              Marsico Growth Portfolio -- Class 1
01/31/03        (14.55)%  $43,872      1.00%(1)         (0.15)%(1)         124%
01/31/04         32.62     81,784      1.00(1)          (0.22)(1)           86
01/31/05          6.93     69,151      0.97(1)(2)       (0.10)(1)(2)       101
01/31/06         18.97     77,099      0.94(2)           0.01(2)            71
01/31/07         10.05     69,495   0.93(2)              0.17(2)            59
                              Marsico Growth Portfolio -- Class 2
01/31/03        (14.68)    17,930      1.15(1)          (0.31)(1)          124
01/31/04         32.40     41,204      1.15(1)          (0.36)(1)           86
01/31/05          6.85     44,110      1.12(1)(2)       (0.25)(1)(2)       101
01/31/06         18.76     47,614      1.09(2)          (0.14)(2)           71
01/31/07          9.86     45,340   1.08(2)              0.02(2)            59
                              Marsico Growth Portfolio -- Class 3
09/30/02@-
01/31/03         (5.67)     1,218      1.18+(1)         (0.12)+(1)         124
01/31/04         32.44     14,130      1.25(1)          (0.43)(1)           86
01/31/05          6.65     23,788      1.22(1)(2)       (0.36)(1)(2)       101
01/31/06         18.71     33,218      1.19(2)          (0.26)(2)           71
01/31/07          9.73     43,463   1.18(2)          (0.06)(2)              59

---------------
 *  Calculated based upon average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

 @  Inception date of class

(1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                        NET INVESTMENT INCOME
                                                                             EXPENSES                          (LOSS)
                                                                     -------------------------       ---------------------------
                                                                     1/03      1/04      1/05        1/03       1/04       1/05
                                                                     ----      ----      -----       -----      -----      -----
       Marsico Growth Class 1......................................  1.04%     0.97%      0.95%      (0.19)%    (0.19)%    (0.08)%
       Marsico Growth Class 2......................................  1.18      1.12       1.10       (0.34)     (0.33)     (0.23)
       Marsico Growth Class 3......................................  1.27+     1.21       1.20       (0.07)+    (0.39)     (0.34)

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05     1/06     1/07
                                                              ----     ----     -----
Marsico Growth Class 1......................................  0.01%    0.02%     0.02%
Marsico Growth Class 2......................................  0.01     0.02      0.02
Marsico Growth Class 3......................................  0.01     0.02      0.02

See Notes to Financial Statements
---------------------
    264

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 1
01/31/03     $ 3.42     $(0.03)       $(1.60)        $(1.63)       $   --         $   --         $   --       $ 1.79    (47.66)%
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46    (13.07)
01/31/06       2.46      (0.02)         0.36           0.34            --             --             --         2.80     13.82
01/31/07       2.80      (0.02)        (0.09)         (0.11)           --             --             --         2.69     (3.93)
                                                 Technology Portfolio Class 2
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45    (13.43)
01/31/06       2.45      (0.02)         0.35           0.33            --             --             --         2.78     13.47
01/31/07       2.78      (0.02)        (0.09)         (0.11)           --             --             --         2.67     (3.96)
                                                 Technology Portfolio Class 3
09/30/02@-
01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79     16.99
01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82     57.54
01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45    (13.12)
01/31/06       2.45      (0.03)         0.35           0.32            --             --             --         2.77     13.06
01/31/07       2.77      (0.02)        (0.09)         (0.11)           --             --             --         2.66     (3.97)
                                            Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86     (1.34)
01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94     42.14
01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24     13.09
01/31/06      15.24       0.03          2.28           2.31            --          (0.06)         (0.06)       17.49     15.23
01/31/07      17.49       0.13          1.60           1.73         (0.03)         (1.02)         (1.05)       18.17     10.26
                                            Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86      6.98
01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93     41.99
01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23     12.99
01/31/06      15.23       0.02          2.28           2.30            --          (0.06)         (0.06)       17.47     15.18
01/31/07      17.47       0.10          1.60           1.70         (0.01)         (1.02)         (1.03)       18.14     10.12

              NET      RATIO OF           RATIO OF NET
            ASSETS    EXPENSES TO          INVESTMENT
            END OF      AVERAGE         INCOME (LOSS) TO
  PERIOD    PERIOD        NET             AVERAGE NET          PORTFOLIO
  ENDED     (000S)      ASSETS               ASSETS            TURNOVER
----------  ------------------------------------------------------------
                            Technology Portfolio Class 1
01/31/03    $23,828       1.50%(2)           (1.36)%(2)           135%
01/31/04     59,813       1.49(2)            (1.32)(2)            123
01/31/05     27,342       1.50(2)            (0.76)(2)             85
01/31/06     25,260       1.19(2)            (0.84)(2)             95
01/31/07     18,434       1.19(2)            (0.64)(2)            172
                            Technology Portfolio Class 2
01/31/03      4,272       1.66(2)            (1.51)(2)            135
01/31/04     13,164       1.64(2)            (1.46)(2)            123
01/31/05     10,298       1.68(2)            (0.76)(2)             85
01/31/06     10,562       1.34(2)            (0.98)(2)             95
01/31/07      7,894       1.34(2)            (0.79)(2)            172
                            Technology Portfolio Class 3
09/30/02@-
01/31/03        360       1.66+(2)           (1.52)+(2)           135
01/31/04      6,641       1.72(2)            (1.56)(2)            123
01/31/05      8,893       1.79(2)            (0.76)(2)             85
01/31/06     11,502       1.43(2)            (1.08)(2)             95
01/31/07     13,175       1.44(2)            (0.91)(2)            172
                      Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      5,375       1.65+(1)            0.53+(1)              7
01/31/04     26,269       1.65(1)            (0.07)(1)             16
01/31/05     45,307       1.33(1)(2)          0.39(1)(2)           21
01/31/06     49,773       1.21(2)             0.18(2)              33
01/31/07     48,662       1.15(2)             0.64(2)              41
                      Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03      2,618       1.75+(1)            0.41+(1)              7
01/31/04     42,387       1.75(1)            (0.21)(1)             16
01/31/05    134,471       1.41(1)(2)          0.32(1)(2)           21
01/31/06    208,937       1.31(2)             0.08(2)              33
01/31/07    291,463       1.25(2)             0.58(2)              41

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                  NET INVESTMENT
                                                                      EXPENSES                    INCOME (LOSS)
                                                              ------------------------      --------------------------
                                                              1/03      1/04      1/05      1/03       1/04       1/05
                                                              ----      ----      ----      -----      -----      ----
Small & Mid Cap Value Class 2...............................  4.54%+    1.52%     1.30%     (2.35)%+    0.06%     0.40%
Small & Mid Cap Value Class 3...............................  5.62+     1.56      1.40      (3.47)+    (0.02)     0.34

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/03     1/04     1/05     1/06      1/07
                                                              ----     ----     ----     -----     -----
Technology Class 1..........................................  0.02%    0.08%    0.13%    0.05%      0.03%
Technology Class 2..........................................  0.03     0.08     0.15     0.04       0.03
Technology Class 3..........................................  0.04     0.08     0.16     0.04       0.02
Small & Mid-Cap Value Class 2...............................    --       --     0.04     0.03       0.02
Small & Mid-Cap Value Class 3...............................    --       --     0.04     0.03       0.02

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              DIVIDENDS
                                      NET                     DECLARED     DIVIDENDS
               NET        NET       REALIZED       TOTAL        FROM       FROM NET                      NET
              ASSET     INVEST-   & UNREALIZED      FROM         NET       REALIZED                     ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-      GAIN ON                     VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT        INVEST-         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME        MENTS      DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------
                                   International Growth and Income Portfolio -- Class 1
01/31/03     $ 9.07     $ 0.09       $(1.96)       $(1.87)     $(0.05)      $   --         $(0.05)      $ 7.15     (20.66)%
01/31/04       7.15       0.12         3.06          3.18       (0.12)          --          (0.12)       10.21      44.71
01/31/05      10.21       0.09         1.57          1.66       (0.14)          --          (0.14)       11.73      16.37
01/31/06      11.73       0.21         2.50          2.71       (0.11)          --          (0.11)       14.33      23.25
01/31/07      14.33       0.33         2.73          3.06       (0.21)       (0.20)         (0.41)       16.98      21.57
                                   International Growth and Income Portfolio -- Class 2
01/31/03       9.10       0.03        (1.92)        (1.89)      (0.04)          --          (0.04)        7.17     (20.78)
01/31/04       7.17       0.11         3.07          3.18       (0.11)          --          (0.11)       10.24      44.53
01/31/05      10.24       0.07         1.56          1.63       (0.12)          --          (0.12)       11.75      16.08
01/31/06      11.75       0.19         2.51          2.70       (0.10)          --          (0.10)       14.35      23.05
01/31/07      14.35       0.31         2.74          3.05       (0.19)       (0.20)         (0.39)       17.01      21.47
                                   International Growth and Income Portfolio -- Class 3
09/30/02@-
01/31/03       7.26      (0.03)       (0.06)        (0.09)         --           --             --         7.17      (1.24)
01/31/04       7.17       0.06         3.11          3.17       (0.11)          --          (0.11)       10.23      44.35
01/31/05      10.23       0.03         1.59          1.62       (0.11)          --          (0.11)       11.74      16.00
01/31/06      11.74       0.17         2.51          2.68       (0.08)          --          (0.08)       14.34      22.97
01/31/07      14.34       0.21         2.82          3.03       (0.18)       (0.20)         (0.38)       16.99      21.32
                                           Global Equities Portfolio -- Class 1
01/31/03      10.49       0.02        (2.64)        (2.62)         --           --             --         7.87     (24.98)
01/31/04       7.87       0.02         2.68          2.70       (0.02)          --          (0.02)       10.55      34.39
01/31/05      10.55       0.03         0.64          0.67       (0.03)          --          (0.03)       11.19       6.41
01/31/06      11.19       0.08         2.90          2.98       (0.03)          --          (0.03)       14.14      26.72
01/31/07      14.14       0.18         2.41          2.59       (0.14)          --          (0.14)       16.59      18.40(2)
                                           Global Equities Portfolio -- Class 2
01/31/03      10.48         --        (2.63)        (2.63)         --           --             --         7.85     (25.10)
01/31/04       7.85       0.01         2.66          2.67       (0.01)          --          (0.01)       10.51      34.04
01/31/05      10.51       0.02         0.64          0.66       (0.02)          --          (0.02)       11.15       6.30
01/31/06      11.15       0.06         2.90          2.96       (0.02)          --          (0.02)       14.09      26.56
01/31/07      14.09       0.15         2.40          2.55       (0.12)          --          (0.12)       16.52      18.19(2)
                                           Global Equities Portfolio -- Class 3
09/30/02@-
01/31/03       7.76      (0.01)        0.09          0.08          --           --             --         7.84       1.03
01/31/04       7.84      (0.01)        2.68          2.67       (0.01)          --          (0.01)       10.50      34.05
01/31/05      10.50      (0.01)        0.65          0.64       (0.01)          --          (0.01)       11.13       6.12
01/31/06      11.13       0.04         2.90          2.94       (0.01)          --          (0.01)       14.06      26.40
01/31/07      14.06       0.12         2.41          2.53       (0.11)          --          (0.11)       16.48      18.06(2)


              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF     EXPENSES     INCOME (LOSS)
  PERIOD     PERIOD    TO AVERAGE     TO AVERAGE      PORTFOLIO
  ENDED      (000S)    NET ASSETS     NET ASSETS      TURNOVER
----------  ---------------------------------------------------
            International Growth and Income Portfolio -- Class
                                     1
01/31/03    $177,883      1.22%           1.08%          264%
01/31/04     232,740      1.25(1)         1.41(1)        108
01/31/05     262,167      1.24(1)         0.79(1)         67
01/31/06     283,464      1.10(1)         1.68(1)         79
01/31/07     316,711      1.03(1)         2.16(1)         97
            International Growth and Income Portfolio -- Class
                                      2
01/31/03      15,437      1.40            0.44           264
01/31/04      27,823      1.40(1)         1.18(1)        108
01/31/05      34,961      1.39(1)         0.61(1)         67
01/31/06      38,938      1.25(1)         1.52(1)         79
01/31/07      44,359      1.18(1)         1.99(1)         97
            International Growth and Income Portfolio -- Class
                                      3
09/30/02@-
01/31/03       1,647      1.83+          (1.18)+         264
01/31/04      14,408      1.50(1)         0.65(1)        108
01/31/05      37,465      1.48(1)         0.31(1)         67
01/31/06      51,289      1.34(1)         1.34(1)         79
01/31/07     134,938      1.27(1)         1.43(1)         97
                   Global Equities Portfolio -- Class 1
01/31/03     221,301      0.93(1)         0.19(1)         71
01/31/04     248,468      0.95(1)         0.23(1)         83
01/31/05     206,639      0.98(1)         0.29(1)         67
01/31/06     217,409      0.91(1)         0.62(1)        161
01/31/07     208,879      0.89            1.19            93
                   Global Equities Portfolio -- Class 2
01/31/03       9,083      1.08(1)         0.00(1)         71
01/31/04      13,903      1.10(1)         0.06(1)         83
01/31/05      11,951      1.13(1)         0.14(1)         67
01/31/06      16,301      1.06(1)         0.45(1)        161
01/31/07      20,043      1.04            1.01            93
                   Global Equities Portfolio -- Class 3
09/30/02@-
01/31/03         265      1.16+(1)       (0.30)+(1)       71
01/31/04       3,387      1.20(1)        (0.14)(1)        83
01/31/05       7,515      1.23(1)        (0.05)(1)        67
01/31/06      16,084      1.14(1)         0.33(1)        161
01/31/07      30,854      1.14            0.83            93

---------------
 *  Calculated based upon average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

@  Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/03     1/04     1/05      1/06       1/07
                                                              ----     ----     ----     -------     -----
International Growth and Income Class 1.....................    --%    0.05%    0.02%      0.03%     0.01%
International Growth and Income Class 2.....................    --     0.05     0.02       0.03      0.01
International Growth and Income Class 3.....................    --     0.05     0.02       0.03      0.01
Global Equities Class 1.....................................  0.00     0.03     0.03       0.02        --
Global Equities Class 2.....................................  0.01     0.03     0.03       0.02        --
Global Equities Class 3.....................................  0.02     0.03     0.02       0.02        --

(2) The Portfolios performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction (Note 5).

See Notes to Financial Statements
---------------------
    266

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL      DIVIDENDS                 DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DIVIDENDS    FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      01/31/03     $ 7.24      $ 0.07        $(2.13)        $(2.06)      $   --       $  --       $   --         $   --
      01/31/04       5.18        0.07          1.96           2.03        (0.28)         --           --          (0.28)
      01/31/05       6.93        0.06          0.83           0.89        (0.15)         --           --          (0.15)
      01/31/06       7.67        0.12          1.71           1.83        (0.13)         --           --          (0.13)
      01/31/07       9.37        0.19          1.41           1.60        (0.04)         --           --          (0.04)
                                      International Diversified Equities Portfolio Class 2
      01/31/03       7.22        0.03         (2.09)         (2.06)          --          --           --             --
      01/31/04       5.16        0.04          1.97           2.01        (0.27)         --           --          (0.27)
      01/31/05       6.90        0.04          0.83           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.63        0.10          1.71           1.81        (0.12)         --           --          (0.12)
      01/31/07       9.32        0.17          1.41           1.58        (0.03)         --           --          (0.03)
                                      International Diversified Equities Portfolio Class 3
      09/30/02@
        01/31/03     5.49          --         (0.33)         (0.33)          --          --           --             --
      01/31/04       5.16        0.01          1.99           2.00        (0.27)         --           --          (0.27)
      01/31/05       6.89        0.03          0.84           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.62        0.08          1.72           1.80        (0.11)         --           --          (0.11)
      01/31/07       9.31        0.14          1.43           1.57        (0.02)         --           --          (0.02)
                                               Emerging Markets Portfolio Class 1
      01/31/03       6.79        0.02         (0.74)         (0.72)       (0.02)      (0.00)          --          (0.02)
      01/31/04       6.05        0.10          3.59           3.69           --          --           --             --
      01/31/05       9.74        0.09          1.83           1.92        (0.11)         --           --          (0.11)
      01/31/06      11.55        0.22          5.99           6.21        (0.05)         --           --          (0.05)
      01/31/07      17.71        0.20          2.44           2.64        (0.18)         --        (3.05)         (3.23)
                                               Emerging Markets Portfolio Class 2
      01/31/03       6.79          --         (0.73)         (0.73)       (0.01)      (0.00)          --          (0.01)
      01/31/04       6.05        0.09          3.57           3.66           --          --           --             --
      01/31/05       9.71        0.07          1.84           1.91        (0.10)         --           --          (0.10)
      01/31/06      11.52        0.20          5.98           6.18        (0.03)         --           --          (0.03)
      01/31/07      17.67        0.18          2.42           2.60        (0.16)         --        (3.05)         (3.21)
                                               Emerging Markets Portfolio Class 3
      09/30/02@
        01/31/03     5.70       (0.02)         0.37           0.35           --          --           --             --
      01/31/04       6.05        0.05          3.61           3.66           --          --           --             --
      01/31/05       9.71        0.06          1.83           1.89        (0.09)         --           --          (0.09)
      01/31/06      11.51        0.18          5.97           6.15        (0.02)         --           --          (0.02)
      01/31/07      17.64        0.13          2.45           2.58        (0.15)         --        (3.05)         (3.20)

      ----------  ----------------------------------------------------------------------
                   NET                  NET       RATIO OF     RATIO OF NET
                  ASSET                ASSETS    EXPENSES TO    INVESTMENT
                  VALUE                END OF      AVERAGE     INCOME (LOSS)
        PERIOD    END OF    TOTAL      PERIOD        NET        TO AVERAGE     PORTFOLIO
        ENDED     PERIOD   RETURN**   (000'S)      ASSETS       NET ASSETS     TURNOVER
      ----------  ----------------------------------------------------------------------
                           International Diversified Equities Portfolio Class 1
      01/31/03    $ 5.18    (28.45)%  $156,911     1.22%            0.97%          48%
      01/31/04      6.93     39.76     196,843      1.23            1.13           49
      01/31/05      7.67     13.10     183,649      1.25(1)         0.86(1)        25
      01/31/06      9.37     24.08     190,263      1.11            1.42           19
      01/31/07     10.93     17.15     188,241      0.94            1.87           13
                           International Diversified Equities Portfolio Class 2
      01/31/03      5.16    (28.43)      8,619      1.33            0.53           48
      01/31/04      6.90     39.52      29,467      1.38            0.72           49
      01/31/05      7.63     12.86      47,549      1.40(1)         0.62(1)        25
      01/31/06      9.32     23.91      59,176      1.25            1.22           19
      01/31/07     10.87     16.99      61,429      1.09            1.69           13
                           International Diversified Equities Portfolio Class 3
      09/30/02@
        01/31/03    5.16     (6.01)      2,480      1.33+          (0.29)+         48
      01/31/04      6.89     39.29      39,947      1.48            0.11           49
      01/31/05      7.62     12.79     106,732      1.50(1)         0.41(1)        25
      01/31/06      9.31     23.83     178,666      1.34            1.05           19
      01/31/07     10.86     16.92     271,514      1.19            1.49           13
                                    Emerging Markets Portfolio Class 1
      01/31/03      6.05    (10.63)     63,377      1.53            0.43          118
      01/31/04      9.74     60.99     104,999      1.66(1)         1.27(1)       112
      01/31/05     11.55     19.92     110,010      1.60(1)         0.89(1)        76
      01/31/06     17.71     53.84     177,187      1.51(1)         1.58(1)       147
      01/31/07     17.12     17.92     173,451      1.40(1)         1.20(1)       184
                                    Emerging Markets Portfolio Class 2
      01/31/03      6.05    (10.71)      3,164      1.74            0.05          118
      01/31/04      9.71     60.50       8,278      1.80(1)         1.03(1)       112
      01/31/05     11.52     19.84      13,989      1.75(1)         0.72(1)        76
      01/31/06     17.67     53.72      24,084      1.66(1)         1.43(1)       147
      01/31/07     17.06     17.70      24,743      1.55(1)         1.05(1)       184
                                    Emerging Markets Portfolio Class 3
      09/30/02@
        01/31/03    6.05      6.14         276      2.12+          (0.56)+        118
      01/31/04      9.71     60.50       3,533      1.90(1)         0.54(1)       112
      01/31/05     11.51     19.63      12,899      1.85(1)         0.57(1)        76
      01/31/06     17.64     53.48      35,556      1.78(1)         1.27(1)       147
      01/31/07     17.02     17.58      88,829      1.68(1)         0.81(1)       184

---------------
 *  Calculated based upon average shares outstanding.
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
 +  Annualized
@  Inception date of class
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/04     1/05     1/06     1/07
                                                              ----     ----     ----     ----
International Diversified Equities Class 1..................   --%     0.00%     --%      --%
International Diversified Equities Class 2..................   --      0.00      --       --
International Diversified Equities Class 3..................   --      0.00      --       --
Emerging Markets Class 1....................................  0.11     0.03     0.10     0.06
Emerging Markets Class 2....................................  0.11     0.03     0.10     0.06
Emerging Markets Class 3....................................  0.11     0.03     0.09     0.05

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                         TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Value Portfolio Class 2
08/01/02#-
  01/31/03   $10.00      $(0.03)       $(0.83)        $(0.86)      $   --      $(0.03)      $   --         $(0.03)      $ 9.11
01/31/04       9.11        0.03          3.91           3.94        (0.01)         --        (0.10)         (0.11)       12.94
01/31/05      12.94        0.16          1.75           1.91        (0.14)         --        (0.27)         (0.41)       14.44
01/31/06      14.44        0.25          2.27           2.52           --          --        (0.02)         (0.02)       16.94
01/31/07      16.94        0.37          3.41           3.78        (0.19)         --        (0.25)         (0.44)       20.28
                                               Foreign Value Portfolio Class 3
09/30/02@-
  01/31/03     9.20       (0.03)        (0.03)         (0.06)          --       (0.03)          --          (0.03)        9.11
01/31/04       9.11        0.00          3.93           3.93         0.00          --        (0.10)         (0.10)       12.94
01/31/05      12.94        0.12          1.79           1.91        (0.13)         --        (0.27)         (0.40)       14.45
01/31/06      14.45        0.21          2.29           2.50           --          --        (0.02)         (0.02)       16.93
01/31/07      16.93        0.34          3.42           3.76        (0.17)         --        (0.25)         (0.42)       20.27

                                                 RATIO OF NET
                          NET       RATIO OF      INVESTMENT
                         ASSETS    EXPENSES TO      INCOME
                         END OF      AVERAGE      (LOSS) TO
  PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
  ENDED     RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
----------  -------------------------------------------------------------
                           Foreign Value Portfolio Class 2
08/01/02#-
  01/31/03     (8.57)%  $  5,888      1.95%+(1)     (0.63)%+(1)      1%
01/31/04       43.31      34,250      1.76(1)        0.26(1)         7
01/31/05       14.77      58,040      1.34(1)(2)     1.22(1)(2)     13
01/31/06       17.50      68,774      1.16(2)        1.61(2)         8
01/31/07       22.56      78,103      1.07           2.06           13
                           Foreign Value Portfolio Class 3
09/30/02@-
  01/31/03     (0.64)      4,099      2.05+(1)      (1.04)+(1)       1
01/31/04       43.18      63,404      1.76(1)        0.00(1)         7
01/31/05       14.74     190,704      1.43(1)(2)     0.95(1)(2)     13
01/31/06       17.35     322,494      1.25(2)        1.41(2)         8
01/31/07       22.48     453,154      1.17           1.87           13

---------------
 *  Calculated based upon average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

 +  Annualized

@  Inception date of class

#  Commencement of operations

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                               NET INVESTMENT
                                                                    EXPENSES                    INCOME (LOSS)
                                                              --------------------         -----------------------
                                                              1/03    1/04    1/05         1/03       1/04    1/05
                                                              ----    ----    ----         -----      ----    ----
Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%        (3.40)%+   0.48%   1.23%
Foreign Value Class 3.......................................  6.21+   1.58    1.42         (5.20)+    0.18    0.96

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

                                                              1/05    1/06      1/07
                                                              ----    -----     ----
Foreign Value Class 2.......................................  0.01%   0.01%     0.00%
Foreign Value Class 3.......................................  0.01    0.01      0.00

See Notes to Financial Statements
---------------------
    268

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

  In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, MFS Total Return Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Federated American Leaders Portfolio, Davis Venture Value Portfolio, "Dogs" of Wall Street Portfolio, Alliance Growth Portfolio, Goldman Sachs Research Portfolio, MFS Massachusetts Investors Trust Portfolio, Putnam Growth: Voyager Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, MFS Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-one of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the "Trust") at January 31, 2007, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
March 27, 2007

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
JANUARY 31, 2007 (UNAUDITED)

APPROVAL OF ADVISORY CONTRACTS

  The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") and the Trust (the "Advisory Agreement") and the subadvisory agreements between AIG SAAMCo and each of the following subadvisers (the "Subadvisory Agreements") at a meeting of the Board held on September 7, 2006:
AllianceBernstein, L.P. ("Alliance"), Columbia Management Advisors, LLC ("CMA"), Davis Selected Advisers, L.P. d/b/a Davis Advisors ("Davis"), FAF Advisors, Inc. ("FAF Advisors"), Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, "Federated"), Franklin Advisory Services, LLC ("Franklin"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Marsico Capital Management, LLC ("Marsico"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management, Inc. ("Morgan Stanley"), Putnam Investment Management, Inc. ("Putnam") and Templeton Investment Counsel, LLC ("Templeton") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

  The Board, including a majority of the Independent Trustees renewed the Advisory Contracts for a one-year period at a meeting held on December 13, 2006. Also at the December 13, 2006 meeting, the Board, including the Independent Trustees, approved new Subadvisory Agreements or amendments to existing Subadvisory Agreements between AIG SAAMCo and each of the following subadvisers:
(i) Columbia Management Advisors, Inc. with respect to the Technology Portfolio,
(ii) JPMorgan with respect to the MFS Mid-Cap Growth Portfolio, (iii) MFS with respect to the Telecom Utility Portfolio, and (iv) OppenheimerFunds, Inc. ("Oppenheimer") with respect to the Federated American Leaders Portfolio. The Board also approved an amendment to the Advisory Agreement that increases the advisory fee rates of the MFS Mid-Cap Growth Portfolio and Federated American Leaders Portfolio.

  At a special meeting held on January 19, 2007, the Board, including the Independent Trustees, approved new Subadvisory Agreements between AIG SAAMCo and each of the following subadvisers: (i) Oppenheimer with respect to the Goldman Sachs Research Portfolio, and (ii) Wells Capital Management Incorporated ("WellsCap") with respect to the Putnam Growth: Voyager Portfolio. In addition, at the January 19, 2007 meeting, the Board, including a majority of the Independent Trustees, approved amendments to subadvisory agreements between AIG SAAMCo and each of the following subadvisers: CMA, Franklin, J.P. Morgan and Templeton (collectively, the "Amendments").

  The Board noted that the amendment to the Advisory Agreement approved at the December 2006 meeting and the Subadvisory Agreements (or amendments thereto) necessary to effect the change of subadvisers of the Federated American Leaders Portfolio, MFS Mid-Cap Growth Portfolio, Goldman Sachs Research Portfolio and Putnam Growth: Voyager Portfolio would be submitted to a vote of the shareholders of each of the Portfolios, respectively, and that if approved by the shareholders, the changes would take effect on May 1, 2007.

  In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by AIG SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to AIG SAAMCo and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding AIG SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

  The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

  At the meetings held in September 2006 and December 2006, the Board received information regarding the Portfolios' advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-
---------------------
    270
party provider of investment company data. At the December 2006 and January 2007 meetings, the Board also received information on the proposed advisory fee rates for the Federated American Leaders Portfolio and the MFS Mid-Cap Growth Portfolio and the proposed subadvisory fee rates for each of the six Portfolios in which management had approved subadviser changes.

  In its approval of the Amendments, the Trustees considered the terms of the Amendments, that there were no changes to the nature, extent and quality of the services to be provided by the Subadvisers, and the potential profits derived by the Subadvisers or its affiliates. The Trustees did not consider, however, the investment performance of the Portfolios and the Subadviser, the fees and expenses of the Portfolio (except for brokerage commission costs), the extent to which economies of scale would be realized as the Portfolio grows or whether fee levels reflect economies of scale for the benefit of Portfolio investors. The Trustees did not consider these factors in connection with the approval of the Amendments at the January 19, 2007 meeting because the Trustees had reviewed these factors and made determinations with respect to each of these factors at its meeting held on December 13, 2006.

  An Expense Group consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), asset size and expense components. An Expense Universe generally consists of a Portfolio, the funds in its Expense Group, and all other funds in the asset category or categories included in the Expense Group (or if no Expense Group is provided, all other funds in the asset category of the Portfolio) regardless of asset size or primary channel of distribution. The funds that comprise a Portfolio's Expense Group/Universe are generally the same as those included in the Portfolio's Performance Group/Universe, respectively. A Portfolio's Subadvisor Expense Group is comprised of the Portfolio and certain other comparable subadvised funds in its asset category with a similar asset size and distribution method, whereas the Portfolio's Subadvisor Expense Universe includes all subadvised funds in the Portfolio's asset class regardless of asset size or primary method of distribution.

NATURE, EXTENT AND QUALITY OF SERVICES

  The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo and each of the Subadvisers. The Board considered management's presentations, memoranda prepared by management's investment and legal groups and presentations made at the December 2006 and January 2007 meetings by each of the proposed Subadvisers. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

  In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

  With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

  The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who is or would be responsible for providing investment management services to the respective Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by AIG SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

FEES AND EXPENSES; INVESTMENT PERFORMANCE

  The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, AIG SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by AIG SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, brand premium, capacity limitations, and customization of investment mandate.

  The Board, including the Independent Trustees, received and reviewed performance information prepared by management and information prepared by Lipper. Generally, the performance information included annualized returns for the period since inception, its one-, three- and five-year periods ended. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' performance and each Subadviser's performance within a

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Portfolio and management notes those Portfolios which it believes may require additional attention or potential corrective action by the Board.

  As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations:

- Aggressive Growth Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio's total expenses were below the median of its Expense Groups/Universe. The Board also noted that the Portfolios' actual advisory fees were below the median of its Expense Group but above the median of its Expense Universe.

The Board considered that the Portfolio's performance exceeded the median of its Performance Group/Universe for the three- and five-year periods but trailed the median for the one-year period. In addition, the Board noted that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Category average for the one- and five-year period but outperformed the index for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Alliance Growth Portfolio (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio's performance exceeded the median of its Performance Group/Universe and the Lipper VUF Large-Cap Growth Category for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Blue Chip Growth Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Groups/Universe.

The Board considered that the Portfolio's performance trailed the median of its Performance Group/Universe and the Lipper VUF Large-Cap Core Category average for the one-, three- and five-year periods. Management reported that the Portfolio has met the performance targets it was required to meet by September 30, 2006. The Board took into account management's discussion of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's underperformance was being addressed.

- Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at or slightly above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio's advisory fee reduction that became effective in October 2005 were not fully reflected in the Lipper data since the reduction went into effect late in the Portfolio's fiscal year ended January 31, 2006.

Management reported that the Portfolio's performance was slightly below the median of its Performance Group/Universe for the one-and three-year periods, but noted that it trailed the median in such periods by no more 0.16%. The Board also noted that the Portfolio's performance trailed the median of its Performance Group for the five-year period by 0.02% but exceeded the median of its Performance Universe for such period by 0.02%. The Board considered that the Portfolio's performance slightly trailed the Lipper Money Market Category average for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance and the future effect of prior changes made to the Portfolio's advisory fees and concluded that the Portfolio's underperformance is being addressed.

- Corporate Bond Portfolio (subadvised by Federated). The Board considered that the Portfolio's total expenses were slightly below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/ Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at or slightly below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Davis Venture Value Portfolio (subadvised by Davis). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- "Dogs" of Wall Street Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio's total expenses were at or below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were at or slightly above the median of its Expense Group/Universe.

Management reported that the Performance Group was too small to be a good measure of relative results and that Lipper has compared the Portfolio to other multi-cap core funds, which are primarily actively managed. Additionally, management noted that there is no adequate peer group/universe for comparable passively-managed strategies. The Board considered that the Portfolio outperformed its

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benchmark, the S&P 500 Index, for the year-to-date through June 30, 2006. The
Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Emerging Markets Portfolio (subadvised by Putnam). The Board considered that the Portfolio's total expenses were at or below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were at or above the median of its Expense Group/ Universe. In addition, the Board considered that the Portfolio's actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board considered management's report that the Portfolio's advisory fee reduction that became effective in October 2005 were not fully reflected in the Lipper data since the reduction went into effect late in the Portfolio's fiscal year ended January 31, 2006.

The Board considered that the Portfolio outperformed the Lipper VUF Emerging Market Category average and the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Equity Income Portfolio (subadvised by FAF Advisors). The Board considered that the Portfolio's total expenses were above the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were below the median of its Expense Group/ Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Equity Income Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of the Portfolio's performance and the effect of the substitution and concluded that appropriate actions were being taken by management.

Management reported that shares of the Portfolio were substituted for shares of the Davis Venture Value Portfolio in November 2006 and that the Portfolio is no longer offered to contract owners.

- Equity Index Portfolio (subadvised by FAF Advisors). At the September 2006 meeting, the Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Groups/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe. Management noted that the total expenses have been capped.

The Board considered that the Portfolio slightly underperformed the Lipper VUF S&P 500 Category average and slightly trailed the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of the Portfolio's relative performance and concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Federated American Leaders Portfolio (subadvised by Federated). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe. In addition, the Board considered that the Portfolio's actual advisory fees were slightly below the median of its Expense Group but slightly above the median of its Expense Universe based on the September meeting data. The Board considered management's proposal that Federated be terminated as the Portfolio's subadviser and that the Board approve Oppenheimer to replace Federated and that the advisory fee rate be increased to a level commensurate with the increase to the subadvisory fee rate. The Board considered that the proposed increase to the advisory fees would cause the Portfolio's advisory fees to be above the median of its Expense Group/Universe, but that the Portfolio's proposed total expenses would remain be below the median of its Expense Group/Universe based on the December meeting data.

With respect to the Portfolio's subadvisory fees, the Board considered that the current subadvisory fees were below the median of its Subadvisory Expense Group/Universe and that the subadvisory fees for the Proposed Subadviser would remain below the median of its Subadvisory Group/Universe. However, the Board noted that at current asset levels the increase to the Portfolio's proposed subadvisory fee was greater (approximately .10%) than the increase to the proposed advisory fee (approximately 0.08%) and that as a result AIG SAAMCo would retain less of its advisory fees at the current asset levels than under the current advisory/subadvisory fee schedules.

The Board considered that the Portfolio's performance trailed the Lipper VUF Large Cap Value Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. Management reported that Oppenheimer, the proposed subadviser, manages a fund with a similar investment objective and investment strategy as the Portfolio, the Oppenheimer Main Street Opportunity Fund. The Board also took into account management's discussion of the Portfolio's performance. The Board considered that the Oppenheimer Main Street Opportunity Fund has outperformed the Portfolio and the Portfolio's benchmark for the one-, three-and five-year periods. The Board determined that given the Portfolio's underperformance, a change in subadvisers was advisable.

- Foreign Value Portfolio (subadvised by Templeton). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe. Management reported that the Lipper Expense Group/Universe were not comparable since other funds in the group/universe do not have 12b-1 fees.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Category average and the median of its Performance Group/Universe for the one- and three-year periods. The Board took into account management's discussion of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's underperformance was being addressed.

- Global Bond Portfolio (subadvised by GSAM-International). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were at the median of its Expense Group/Universe. The Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Income Category average and the median of its Performance Group/Universe for the one-year period but trailed the Category average and the medians for the three- and five-year
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periods. Management reported that changes to the Portfolio's strategy made in early 2006 have had improved the Portfolio's performance. The Board took into account management's discussion of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's performance was being appropriately monitored.

- Global Equities Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were below the median of its Expense Group and slightly above the median of its Expense Universe. The Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Core Category average and the median of its Performance Group/Universe for the one- and three-year periods but trailed the Category average and the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Goldman Sachs Research Portfolio (subadvised by GSAM; New Subadviser to begin May 1, 2007 pending shareholder approval). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/ Universe. In addition, the Board considered that the Portfolio's current subadvisory fees were above the median of its Subadvisory Expense Group/Universe and that the subadvisory fees of the proposed Subadviser are below the median of its Subadvisory Expense Group but above the median of its Subadvisory Expense Universe. The Board also noted that AIG SAAMCo would retain more of its advisory fee with the change of subadvisers.

The Board considered that the Portfolio's performance trailed the Lipper VUF Large Cap Core Category and the median of its Performance Group and Performance Universe for the five-year period but exceeded such index and medians for the one- and three-year periods. Management reported that the Proposed Subadviser, Oppenheimer, manages a fund with a similar investment objective and investment strategy as the Portfolio, the Oppenheimer Capital Appreciation Fund. The Board further noted that the performance of the Oppenheimer Capital Appreciation Fund exceeded the Lipper Large Cap Growth Category for the one- and five year periods but slightly trailed the category for the three-year periods and that it trailed the Russell 1000(R) Growth Index for the one- and three-year periods but exceeded the Index for the five-year period.

In addition, the Board noted that the performance of the Oppenheimer Capital Appreciation Fund trailed the Goldman Sachs Research Portfolio for the one-, three- and five year periods as of December 31, 2006, but was reminded that the reason for the subadviser change was that the current Goldman Sachs' portfolio managers would no longer manage the Portfolio under its current strategy.

- Growth-Income Portfolio (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Category average and the median of its Performance Group for the one-, three- and five-year periods and trailed the median of its Expense Universe for the three- and five-year periods. The Board took into account management's report of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's performance was being appropriately monitored.

- Growth Opportunities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Category average and the median of its Performance Group/Universe for the one-year period but trailed the Category average and the median for the three- and five-year periods. The Board took into account management's report of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's performance was being appropriately monitored.

- High-Yield Bond Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were slightly below the median of its Expense Group and slightly above the median of its Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Category average and the median of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- International Diversified Equities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that its actual subadvisory fees were above the median of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Core Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management's report of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's performance was being appropriately monitored.

- International Growth & Income Portfolio (subadvised by Putnam). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that its actual subadvisory fees were above the median of its Subadvisory Expense Group/Universe.

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The Board considered that the Portfolio outperformed the Lipper VUF
International Value Category average and the median of its Performance Universe for the one- and three-year periods but trailed the Category average and median for the five-year period. In addition, the Board considered that the Portfolio outperformed the median of its Expense Group for the one-year period but trailed the median for the three- and five-year period. The Board took into account management's report of the Portfolio's performance and management's monitoring efforts, and concluded that the Portfolio's performance was being appropriately monitored.

- Marsico Growth Portfolio (subadvised by Marsico). The Board considered that the Portfolio's total expenses were above the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Category average and the median of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were below the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed or equaled the Lipper VUF Large Cap Core Category average and the median of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- MFS Mid-Cap Growth Portfolio (subadvised by MFS; New Subadviser to begin May 1, 2007 pending shareholder approval). The Board considered management's proposal that MFS be terminated as the Portfolio's subadviser and that the Board approve JP Morgan to replace MFS and that the advisory fee rate be increased. The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group/Universe based on the September data and that the proposed total expense and proposed advisory fees would remain below the median based on the December data. In addition, the Board also noted that the Portfolio's subadvisory fees were slightly below the median of its Subadvisory Expense Group/Universe and the proposed subadvisory fees were slightly above or at the median of its Subadvisory Expense Group/Universe. With respect to the proposed advisory/subadvisory fees, the Board considered that AIG SAAMCo would retain more of its advisory fee until asset levels reached approximately $450 million at which point AIG SAAMCo would retain less of its advisory fee than under the current advisory/subadvisory fee schedules.

The Board considered that the Portfolio's performance trailed the Lipper VUF Mid-Cap Growth Category average and the median of its Performance Group/Universe for the one-, three- and five-year periods. Management reported that JP Morgan, the proposed Subadviser, manages a fund with a similar investment objective and investment strategy as the Portfolio, the JPMorgan Capital Growth Fund. The Board also took into account management's report that the JPMorgan Capital Growth Fund has outperformed the Russell Mid Cap Growth Index, the Lipper and Morningstar Mid Cap Growth Categories and the Portfolio for the one-, three- and five-year periods. The Board determined that given the Portfolio's underperformance, a change in sub-adviser was advisable.

- MFS Total Return Portfolio (subadvised by MFS). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation Moderate Category average and the median of its Performance Group/Universe for the one-year period but outperformed or equaled the Category average and median for the three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Putnam Growth: Voyager Portfolio (subadvised by Putnam; New Subadviser to begin May 1, 2007 pending shareholder approval). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. The Board considered management's proposal that Putnam be terminated as the Portfolio's subadviser and that WellsCap replace Putnam as the subadviser. The Board noted that the Portfolio's current subadvisory fees and the proposed subadvisory fees (contractual) were above the median of its Subadvisor Expense Group/Universe. The Board also noted that AIG SAAMCo would retain more of its advisory fee with the change of subadviser.

The Board considered that the Portfolio's performance trailed the Lipper VUF Large Cap Growth Category and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that WellsCap, the proposed Subadviser, manages a fund with a similar investment objective and investment strategy as the Portfolio, the Wells Fargo Fundamental Growth Fund. The Board further noted that the performance of the Wells Fargo Fundamental Growth Fund exceeded the Portfolio's performance, the Russell 1000(R) Growth Index and the Lipper Large Cap Growth Category for the three- and five-year periods as of December 31, 2006, but trailed the Portfolio, Index and Lipper category for the one-year period. The Board determined that given the Portfolio's underperformance, a change in sub-adviser was advisable.

- Real Estate Portfolio (subadvised by Davis). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were slightly below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Universe.
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The Board considered that the Portfolio outperformed the Lipper VUF Real Estate
Category average and the median of its Performance Universe for the one-, three- and five-year periods and slightly outperformed the median of its Performance Group for the one- and five-year periods but slightly trailed the median for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- Small & Mid Cap Value Portfolio (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio trailed the median of its Performance Group/Universe and the Lipper VUF Mid Cap Value Category average for the one- and three-year periods. The Board took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Small Company Value Portfolio (subadvised by Franklin). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Groups/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Value Category average and the median of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- SunAmerica Balanced Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio's total expenses were below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were at or above the median of its Expense Group/ Universe. It was noted that AIG SAAMCo managed the Portfolio for 11-months and JP Morgan assumed subadvisory duties in January 2006, weeks before the Portfolio's fiscal year end, which explains the Portfolio's low actual subadvisory fees reported by Lipper.

The Board considered that the Portfolio trailed the median of its Performance Group/Universe and the Lipper VUF Mixed Asset Target Allocation Growth Index for the one-, three- and five-year periods. The Board took into account management's discussion of the Portfolio's performance and recent manager change, and concluded that the Portfolio's underperformance was being addressed.

- Technology Portfolio (subadvised by Morgan Stanley; New Subadviser to begin May 1, 2007). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were at the median of its Subadvisor Expense Group/Universe. At the December 2006 meeting, the Board considered management's proposal that Federated be terminated as the Portfolio's subadviser and that the Board approve MFS to replace Federated. The Board noted that the proposed subadvisory fees will remain the same at current asset levels but as asset levels increase, AIG SAAMCo will retain less of its advisory fee.

The Board considered that the Portfolio trailed the median of its Performance Group/Universe and the Lipper VUF Science and Technology Category average for the one-, three- and five-year periods. The Board determined that given the Portfolio's underperformance, a change in sub-adviser was advisable.

- Telecom Utility Portfolio (subadvised by Federated; New Subadviser to begin May 1, 2007). The Board considered that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. It was noted that there were too few comparable funds with subadvisers to create a Lipper peer group/universe. At the December 2006 meeting, the Board considered management's proposal that Federated be terminated as the Portfolio's subadviser and that the Board approve MFS to replace Federated. The Board noted that the proposed subadvisory fees will slightly decrease as a result of the change of subadviser and that AIG SAAMCo will retain more of its advisory fee (estimated to be 0.045% at current asset levels).

The Board considered that the Portfolio trailed the median of its Performance Group/Universe and underperformed the Lipper VUF Utility Category average for the one-, three- and five-year periods. The Board determined that given the Portfolio's underperformance, a change in sub-adviser was advisable.

- Worldwide High Income Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio's total expenses were slightly below the median of its Expense Group/Universe and that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Income Category average and the median of its Performance Group/Universe for the one- and three-year periods but trailed the Category average and the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

COST OF SERVICES & BENEFITS DERIVED

  With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust is de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

---------------------
    276

PROFITABILITY AND ECONOMIES OF SCALE

  The Board received information related to AIG SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by AIG SAAMCo out of the advisory fees that AIG SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of AIG SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements. With respect to AIG SAAMCo, the Board determined that its profitability was reasonable.

  In connection with the Trustees approval of the Amendments, the Trustees considered the potential benefits to Subadvisers that may be derived as a result of removing the limitation on effecting affiliated brokerage transactions and concluded that the benefits were not unreasonable.

  For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Board's approval of the Subadvisory Agreements. It was noted that at the September 2006 meeting breakpoints were added to the advisory fee rates of several of the Trust's Portfolios that previously did not contain breakpoints. The Board considered that management believed that each Portfolio's existing fee schedule and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

TERMS OF ADVISORY CONTRACTS

  The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo and the Subadvisers as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that AIG SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

  With respect to its approval of the Amendments, the Trustees considered that the Trust has policies and procedures governing transactions with affiliated brokers and that such policies are designed to ensure that the commissions, fees or other remuneration received by an affiliated broker are reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar investments being purchased or sold on a securities exchange during a comparable period of time. The Trustees also considered that it is provided a quarterly compliance report that lists the Trusts' transactions that were effected by the Subadviser's affiliated brokers pursuant to Rule 17e-1 under the 1940 Act and makes a determination whether such transactions were effected in accordance with the Trust's policies and procedures. In addition, the Board considered management's opinion that the percentage limitation is unduly restrictive in light of the Subadvisers' duty to seek best execution. The Board concluded that it was satisfied that the Subadvisers could continue to provide the Portfolios with the nature, quality and extent of services to which they have previously provided and that the terms of the Amendments were reasonable.

COMPLIANCE

  The Board reviewed AIG SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. Management recommended continued monitoring of certain Subadvisers. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo's or the Sub-advisers' ability to provide services to the Trusts.

CONCLUSIONS

  In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

  Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited)

    The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
                                                                                             COMPLEX
          NAME,                               TERM OF OFFICE                                OVERSEEN
       ADDRESS AND          POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)       BY           OTHER DIRECTORSHIPS
     DATE OF BIRTH*          WITH TRUST       TIME SERVED(4)       DURING PAST 5 YEARS     TRUSTEE(1)       HELD BY TRUSTEE(3)
     --------------         -------------     --------------    -------------------------  ----------    -------------------------
DISINTERESTED TRUSTEES

Garrett F. Bouton              Trustee        2007 - present    Retired (2003 - present);    59          Director, The LECG
DOB: October 19, 1944                                           Managing Director and                    Company (since November
                                                                CEO, Barclays Global                     2006).
                                                                Investors (1996 - 2003)

Carl D. Covitz                 Trustee        2001 - present    Owner and President,         59          Director, Arden Realty,
DOB: March 31, 1939                                             Landmark Capital, Inc.                   Inc. (since 1995).
                                                                (since 1973)

Jane Jelenko                   Trustee        2006 - present    Retired; Senior Advisor      59          Director, Countrywide
DOB: August 19, 1948                                            (2003-2005) and                          Bank (since 2003).
                                                                Management Consultant
                                                                (1977-2003) Bearingpoint
                                                                Inc. (formerly KPMG, LLP)

Gilbert T. Ray                 Trustee        2001 - present    Retired Partner,             59          Director, Advanced Auto
DOB: September 18, 1944                                         O'Melveny & Myers LLP                    Parts, Inc. (retail
                                                                (since 2000); and                        automotive supply stores)
                                                                Attorney thereof                         (since 2002); Director,
                                                                (1972-2000)                              Watts, Wyatt & Company
                                                                                                         (services -- management
                                                                                                         consulting services)
                                                                                                         (since 2000); Director,
                                                                                                         IHOP Corp. (since 2004);
                                                                                                         Director, Diamond Rock
                                                                                                         Hospitality (since 2005).

Allan L. Sher                  Trustee        1997 - present    Retired Brokerage            59          Director, Bowl America,
DOB: October 19, 1931                                           Executive (since 1992)                   Inc. (since 1997).

Bruce G. Willison            Trustee and      2001 - present    Dean Emeritus and            59          Director, IndyMac
DOB: October 16, 1948         Chairman                          Professor of Management                  Bancorp, Inc. (since
                                                                (since 2006); Dean,                      2005); Director, Move,
                                                                Anderson School at UCLA                  Inc. (real estate agents
                                                                (1999-2005)                              and managers), (since
                                                                                                         2003); Healthnet
                                                                                                         International, Inc.
                                                                                                         (business services)
                                                                                                         (since 2000).

---------------------
    278

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited) -- (continued)

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
                                                                                             COMPLEX
          NAME,                               TERM OF OFFICE                                OVERSEEN
       ADDRESS AND          POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)       BY           OTHER DIRECTORSHIPS
     DATE OF BIRTH*          WITH TRUST       TIME SERVED(4)       DURING PAST 5 YEARS     TRUSTEE(1)       HELD BY TRUSTEE(3)
     --------------         -------------     --------------    -------------------------  ----------    -------------------------
INTERESTED TRUSTEES

Jana W. Greer(2)               Trustee        2001 - present    President, AIG SunAmerica    59          Director, National
DOB: December 30, 1951                                          Retirement Markets, Inc.                 Association for Variable
                                                                (since 1996); Senior Vice                Annuities (since 1999).
                                                                President and Director,
                                                                AIG Retirement Services,
                                                                Inc. (since 1991);
                                                                President AIG SunAmerica
                                                                Life (since 2002);
                                                                Executive Vice President,
                                                                First SunAmerica Life
                                                                Assurance Co. (since
                                                                2006).

OFFICERS

Vincent M. Marra            President and     2004 - present    Senior Vice President,       N/A         N/A
AIG SunAmerica Asset          Principal                         AIG SAAMCo (2003 to
Management Corp.              Executive                         Present); Chief
Harborside Financial           Officer                          Administrative Officer
Center                                                          and Chief Financial
3200 Plaza 5                                                    Officer, Carret & Co.,
Jersey City, NJ                                                 LLC (2002 to 2003);
07311-4992                                                      President, Bowne Digital
DOB: May 28, 1950                                               Solutions (1999 to 2002).

Donna M. Handel             Treasurer and     2002 - present    Assistant Treasurer (1993    N/A         N/A
AIG SunAmerica Asset          Principal                         to 2002); Senior Vice
Management Corp.              Financial                         President, AIG SAAMCo
Harborside Financial           Officer                          (2004 to Present); Vice
Center                                                          President, AIG SAAMCo
3200 Plaza 5                                                    (1996 to 2004).
Jersey City, NJ
07311-4992
DOB: June 25, 1966

Nori L. Gabert             Vice President     2005 - present    Vice President and Deputy    N/A         N/A
AIG SunAmerica Asset        and Secretary                       General Counsel, AIG
Management Corp.                                                SAAMCo
2929 Allen Parkway                                              (2001 to present);
Houston, Texas 77019                                            Formerly, Associate
DOB: August 15, 1953                                            General Counsel, American
                                                                General Corporation,
                                                                (1997-2001).

---------------
 * The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 funds), VALIC Company II (15 funds), AIG Series Trust (5 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), and AIG SunAmerica Focused Alph Large-Cap Fund, Inc. (1 fund).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Companies") registered under the investment act of 1940.

(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

 Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)

    Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended January 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006.

    During the year ended January 31, 2007 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                                                     QUALIFYING
                                                                                                                     % FOR THE
                                                                                                                        70%
                                                                             NET        NET SHORT-     NET LONG-     DIVIDENDS
                                                                TOTAL     INVESTMENT   TERM CAPITAL   TERM CAPITAL    RECEIVED
                                                              DIVIDENDS     INCOME       GAINS *         GAINS       DEDUCTION
                                                              ---------   ----------   ------------   ------------   ----------
Cash Management Portfolio Class 1...........................    $0.28       $0.28         $  --          $  --             --%
Cash Management Portfolio Class 2...........................     0.26        0.26            --             --             --
Cash Management Portfolio Class 3...........................     0.25        0.25            --             --             --
Corporate Bond Portfolio Class 1............................     0.53        0.53            --             --           0.98
Corporate Bond Portfolio Class 2............................     0.51        0.51            --             --           0.98
Corporate Bond Portfolio Class 3............................     0.50        0.50            --             --           0.98
Global Bond Portfolio Class 1...............................     1.34        1.11          0.09           0.14             --
Global Bond Portfolio Class 2...............................     1.32        1.09          0.09           0.14             --
Global Bond Portfolio Class 3...............................     1.31        1.08          0.09           0.14             --
High-Yield Bond Portfolio Class 1...........................     0.60        0.60            --             --           7.29
High-Yield Bond Portfolio Class 2...........................     0.59        0.59            --             --           7.29
High-Yield Bond Portfolio Class 3...........................     0.58        0.58            --             --           7.29
Worldwide High Income Portfolio Class 1.....................     0.60        0.60            --             --           7.30
Worldwide High Income Portfolio Class 2.....................     0.59        0.59            --             --           7.30
Worldwide High Income Portfolio Class 3.....................     0.58        0.58            --             --           7.30
SunAmerica Balanced Portfolio Class 1.......................     0.41        0.41            --             --          43.72
SunAmerica Balanced Portfolio Class 2.......................     0.39        0.39            --             --          43.72
SunAmerica Balanced Portfolio Class 3.......................     0.37        0.37            --             --          43.72
MFS Total Return Portfolio Class 1..........................     1.04        0.43          0.06           0.55          39.27
MFS Total Return Portfolio Class 2..........................     1.02        0.41          0.06           0.55          39.27
MFS Total Return Portfolio Class 3..........................     1.00        0.39          0.06           0.55          39.27
Telecom Utility Portfolio Class 1...........................     0.37        0.37            --             --         100.00
Telecom Utility Portfolio Class 2...........................     0.35        0.35            --             --         100.00
Telecom Utility Portfolio Class 3...........................     0.34        0.34            --             --         100.00
Equity Index Portfolio Class 1..............................     0.18        0.18            --             --         100.00
Growth-Income Portfolio Class 1.............................     0.20        0.20            --             --         100.00
Growth-Income Portfolio Class 2.............................     0.16        0.16            --             --         100.00
Growth-Income Portfolio Class 3.............................     0.14        0.14            --             --         100.00
Federated American Leaders Portfolio Class 1................     0.51        0.30            --           0.21         100.00
Federated American Leaders Portfolio Class 2................     0.48        0.27            --           0.21         100.00
Federated American Leaders Portfolio Class 3................     0.46        0.25            --           0.21         100.00
Davis Venture Value Portfolio Class 1.......................     0.31        0.31            --             --         100.00
Davis Venture Value Portfolio Class 2.......................     0.27        0.27            --             --         100.00
Davis Venture Value Portfolio Class 3.......................     0.24        0.24            --             --         100.00
"Dogs" of Wall Street Portfolio Class 1.....................     0.47        0.28            --           0.19         100.00
"Dogs" of Wall Street Portfolio Class 2.....................     0.46        0.27            --           0.19         100.00
"Dogs" of Wall Street Portfolio Class 3.....................     0.45        0.26            --           0.19         100.00

---------------------
    280

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) (continued)

                                                                                                                     QUALIFYING
                                                                                                                     % FOR THE
                                                                                                                        70%
                                                                             NET        NET SHORT-     NET LONG-     DIVIDENDS
                                                                TOTAL     INVESTMENT   TERM CAPITAL   TERM CAPITAL    RECEIVED
                                                              DIVIDENDS     INCOME       GAINS *         GAINS       DEDUCTION
                                                              ---------   ----------   ------------   ------------   ----------
Alliance Growth Portfolio Class 1...........................    $0.03       $0.03         $  --          $  --         100.00%
Alliance Growth Portfolio Class 2...........................       --          --            --             --         100.00
Alliance Growth Portfolio Class 3...........................       --          --            --             --         100.00
Goldman Sachs Research Portfolio Class 1....................     0.03        0.03            --             --         100.00
Goldman Sachs Research Portfolio Class 2....................     0.02        0.02            --             --         100.00
Goldman Sachs Research Portfolio Class 3....................     0.01        0.01            --             --         100.00
MFS Massachusetts Investors Trust Portfolio Class 1.........     0.09        0.09            --             --         100.00
MFS Massachusetts Investors Trust Portfolio Class 2.........     0.08        0.08            --             --         100.00
MFS Massachusetts Investors Trust Portfolio Class 3.........     0.06        0.06            --             --         100.00
Putnam Growth: Voyager Portfolio Class 1....................     0.00        0.00            --             --         100.00
Putnam Growth: Voyager Portfolio Class 2....................       --          --            --             --         100.00
Putnam Growth: Voyager Portfolio Class 3....................       --          --            --             --         100.00
Blue Chip Growth Portfolio Class 1..........................     0.02        0.02            --             --         100.00
Blue Chip Growth Portfolio Class 2..........................     0.01        0.01            --             --         100.00
Blue Chip Growth Portfolio Class 3..........................     0.00        0.00            --             --         100.00
Real Estate Portfolio Class 1...............................     2.66        0.32          0.02           2.32           6.04
Real Estate Portfolio Class 2...............................     2.63        0.29          0.02           2.32           6.04
Real Estate Portfolio Class 3...............................     2.62        0.27          0.02           2.32           6.04
Small Company Value Portfolio Class 1.......................     1.33        0.00          0.08           1.25          89.12
Small Company Value Portfolio Class 3.......................     1.33          --          0.08           1.25          89.12
MFS Mid-Cap Growth Portfolio Class 1........................       --          --            --             --             --
MFS Mid-Cap Growth Portfolio Class 2........................       --          --            --             --             --
MFS Mid-Cap Growth Portfolio Class 3........................       --          --            --             --             --
Aggressive Growth Portfolio Class 1.........................     0.01        0.01            --             --         100.00
Aggressive Growth Portfolio Class 2.........................       --          --            --             --         100.00
Aggressive Growth Portfolio Class 3.........................       --          --            --             --         100.00
Growth Opportunities Portfolio Class 1......................       --          --            --             --             --
Growth Opportunities Portfolio Class 2......................       --          --            --             --             --
Growth Opportunities Portfolio Class 3......................       --          --            --             --             --
Marsico Growth Portfolio Class 1............................     0.77          --            --           0.77             --
Marsico Growth Portfolio Class 2............................     0.77          --            --           0.77             --
Marsico Growth Portfolio Class 3............................     0.77          --            --           0.77             --
Technology Portfolio Class 1................................       --          --            --             --             --
Technology Portfolio Class 2................................       --          --            --             --             --
Technology Portfolio Class 3................................       --          --            --             --             --
Small & Mid Cap Value Portfolio Class 2.....................     1.05        0.03          0.25           0.77          59.40
Small & Mid Cap Value Portfolio Class 3.....................     1.03        0.01          0.25           0.77          59.40
International Growth and Income Portfolio Class 1...........     0.41        0.21            --           0.20             --
International Growth and Income Portfolio Class 2...........     0.39        0.19            --           0.20             --
International Growth and Income Portfolio Class 3...........     0.38        0.18            --           0.20             --
Global Equities Portfolio Class 1...........................     0.14        0.14            --             --          50.07
Global Equities Portfolio Class 2...........................     0.12        0.12            --             --          50.07
Global Equities Portfolio Class 3...........................     0.11        0.11            --             --          50.07

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) (continued)

                                                                                                                     QUALIFYING
                                                                                                                     % FOR THE
                                                                                                                        70%
                                                                             NET        NET SHORT-     NET LONG-     DIVIDENDS
                                                                TOTAL     INVESTMENT   TERM CAPITAL   TERM CAPITAL    RECEIVED
                                                              DIVIDENDS     INCOME       GAINS *         GAINS       DEDUCTION
                                                              ---------   ----------   ------------   ------------   ----------
International Diversified Equities Portfolio Class 1........    $0.04       $0.04         $  --          $  --           4.77%
International Diversified Equities Portfolio Class 2........     0.03        0.03            --             --           4.77
International Diversified Equities Portfolio Class 3........     0.02        0.02            --             --           4.77
Emerging Markets Portfolio Class 1..........................     3.23        0.18          0.68           2.37           0.08
Emerging Markets Portfolio Class 2..........................     3.21        0.16          0.68           2.37           0.08
Emerging Markets Portfolio Class 3..........................     3.20        0.15          0.68           2.37           0.08
Foreign Value Portfolio Class 2.............................     0.44        0.19          0.05           0.20             --
Foreign Value Portfolio Class 3.............................     0.42        0.17          0.05           0.20             --

---------------

* Short-term capital gains are treated as ordinary income for tax purposes

    The Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2007 were $69,619, $974,162, $281,323, $767,323, $1,026,844 and $1,162,194 respectively. The foreign source income information reporting is $45,021, $13,434,499, $3,243,379, $12,098,698, $6,606,113 and $14,626,985,
respectively.

---------------------
    282

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio's inception. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2006.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY OR VARIABLE LIFE POLICY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. IT IS ASSUMED THAT ALL DIVIDENDS ARE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

COLUMBIA MANAGEMENT ADVISERS, LLC

Cash Management Portfolio -- Class 1

---------------------------------------------------------
                CASH MANAGEMENT PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 01/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                4.71%      4.57%      4.48%
   5-year                2.10%      1.96%        N/A
   10-year               3.50%        N/A        N/A
   Since Inception       3.71%      2.01%      1.95%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

              (Note: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.)

              The Cash Management Portfolio -- Class 1 shares returned 4.71% for the 12-month period ended January 31, 2007.

              The Federal Reserve increased the federal funds target rate four times in 2006, each in 25 basis point increments, beginning with the FOMC meeting in January 2006. The fourth rate hike marked the end of a 2-year long monetary policy tightening cycle, leaving the target rate steady at 5.25% since June 2006. During the reporting period, Federal Reserve Chairman Bernanke's comments generally indicated that the Fed was concerned with inflation as well as a weakening housing market. Meeting minutes indicate that both issues factored into their decisions on the direction of interest rates at each FOMC meeting throughout the period.

              The LIBOR curve remained flat-to-inverted throughout the latter half of the period as the Fed held interest rate steady. In this atmosphere, the portfolio maintained a short-weighted average maturity.

              The portfolio invested a significant portion of assets in commercial paper as well as securities with coupons indexed to the Prime rate.
                                                           ---------------------

              FEDERATED INVESTMENT MANAGEMENT COMPANY

              Corporate Bond Portfolio -- Class 1

[Corporate Bond Portfolio Graph]

                                                                 LEHMAN BROTHERS                              MERRILL LYNCH HIGH
                                           CORPORATE BOND       U.S. CREDIT INDEX                              YIELD MASTER II
                                        PORTFOLIO - CLASS 1            (1)             BLENDED INDEX (2)           INDEX(3)
                                        -------------------     -----------------      -----------------      ------------------
1/31/1997                                      10000                  10000                  10000                  10000
11/30/1997                                     10965                  10892                  10953                  11135
11/30/1998                                     11680                  11917                  11842                  11595
11/30/1999                                     11533                  11780                  11791                  11794
1/31/2000                                      11522                  11677                  11720                  11819
1/31/2001                                      12457                  13169                  12874                  11970
1/31/2002                                      13113                  14271                  13644                  11827
1/31/2003                                      14053                  15691                  14690                  11885
1/31/2004                                      15834                  17015                  16561                  15026
1/31/2005                                      16812                  17868                  17556                  16377
1/31/2006                                      17097                  18038                  17880                  17110
1/31/2007                                      18077                  18840                  18974                  19027

---------------------------------------------------------
                CORPORATE BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                5.82%      5.58%      5.49%
   5-year                6.63%      6.46%        N/A
   10-year               6.10%        N/A        N/A
   Since Inception       6.01%      6.50%      6.59%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2)The Blended Index combines 75% of the Lehman Brothers U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

(3)The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Corporate Bond Portfolio -- Class 1 shares returned 5.82% for the 12-month period ended January 31, 2007 compared to 4.45% for Lehman Brothers U.S. Credit Index. Interest rates rose steadily during the first half of the reporting period, but then mostly fell in the second half.

              Corporate bond investors benefited as corporate bonds delivered higher returns than similar duration Treasuries. Lower quality corporates (non-investment grade) produced significantly higher excess returns than higher quality (investment grade) bonds.

              The Portfolio's allocation to non-investment grade bonds, which averaged 23% during the reporting period, helped performance significantly, both on an absolute and a relative basis.

              A portion of the investment strategy focused on the duration, or interest sensitivity, of the Portfolio relative to the benchmark. The Portfolio's effective duration averaged about 90% of the benchmark for the year 2006 as a whole, and duration management also made contributions to performance in the reporting period.

              The Portfolio's selection of individual securities was also a positive factor for performance during the 12-month reporting period. A position in General Motors/GMAC helped performance as did holdings in large banks such as JP Morgan, Bank of America, and HSBC.

              Some of the detractors during the period included exposure to inflation-protected bonds issued by SLM Corp, as well as positions in Barrick Gold and Canadian Natural Resources.
---------------------
    284

              GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

              Global Bond Portfolio -- Class 1

[Global Bond Portfolio Graph]

                                                                                                    JPMORGAN GLOBAL GOV'T BOND
                                                              GLOBAL BOND PORTFOLIO - CLASS 1          INDEX (UN-HEDGED)(1)
                                                              -------------------------------       --------------------------
1/31/1997                                                                 10000.00                           10000.00
11/30/1997                                                                10795.00                           10412.00
11/30/1998                                                                12064.00                           11771.00
11/30/1999                                                                12009.00                           11417.00
11/30/2000                                                                12920.00                           11245.00
1/31/2001                                                                 13263.00                           11642.00
1/31/2002                                                                 13798.00                           11373.00
1/31/2003                                                                 14689.00                           13977.00
1/31/2004                                                                 15211.00                           15850.00
1/31/2005                                                                 15892.00                           17177.00
1/31/2006                                                                 16351.00                           16467.00
1/31/2007                                                                 16854.00                           17003.00

---------------------------------------------------------
                  GLOBAL BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                3.08%      2.92%      2.74%
   5-year                4.08%      3.92%        N/A
   10-year               5.36%        N/A        N/A
   Since Inception       5.90%      3.91%      3.61%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Global Bond Portfolio -- Class 1 shares returned 3.08% for the twelve-month reporting period ending January 31, 2007, compared to a return of 3.25% for the J.P. Morgan Global Government Bond Index (unhedged).

              Global bond markets posted mildly positive returns over the review period. Despite an increase in yields early in the year, U.S. Treasuries rallied during the third quarter of 2006 as the Federal Reserve paused in its cycle of interest rate increases. December and January saw these gains retrace halfway as bonds weakened in response to stronger than expected economic data releases, tempering expectations for rate cuts by the Fed.

              The Portfolio's duration strategy was the largest positive contributor to performance. Short U.S. 2- and 5-year positions added value over the 12 months as rates went higher based on a solid underlying U.S. economy. A short Japan 10-year position added value early in 2006 as the Bank of Japan tightened policy in response to signs of economic growth.

              The country strategy also benefited the Portfolio over the period. Our short Europe/long U.S. position performed well throughout the reporting period. However, the negative impact on performance from our short Japan/long Australia position toward the end of the review period pared-back some of the gains.

              The Portfolio's currency strategy detracted value in aggregate, with the bulk of the underperformance coming in the first half of the period. A short position in the British Pound detracted from performance as Sterling rallied strongly following an upward revision of interest rate expectations by the market early in the second quarter of 2006. Long positions in the Swedish Krona and the Australian Dollar also hampered overall results during the reporting period.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              High-Yield Bond Portfolio -- Class 1

[High-Yield Bond Portfolio Graph]

                                                                HIGH-YIELD BOND PORTFOLIO -      MERRILL LYNCH HIGH YIELD MASTER
                                                                          CLASS 1                          II INDEX(1)
                                                                ---------------------------      -------------------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 11189                              11135
11/30/1998                                                                 11048                              11594
11/30/1999                                                                 11566                              11794
1/31/2000                                                                  11779                              11819
1/31/2001                                                                  11374                              11970
1/31/2002                                                                  10210                              11827
1/31/2003                                                                   9823                              11885
1/31/2004                                                                  13008                              15026
1/31/2005                                                                  14885                              16377
1/31/2006                                                                  16493                              17110
1/31/2007                                                                  18540                              19027

---------------------------------------------------------
                HIGH-YIELD BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               12.41%     12.28%     12.19%
   5-year               12.67%     12.50%        N/A
   10-year               6.37%        N/A        N/A
   Since Inception       7.12%     10.37%     17.76%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The High Yield Bond Portfolio -- Class 1 shares returned 12.41% for the 12-month reporting period ended January 31, 2007 versus an 11.21% return for the Merrill Lynch High Yield Master II Index.

              The high yield market finished off the period strongly as the index posted seven consecutive months of returns above 1.0%. Low default rates, tightening spreads, and strong fundamental conditions were contributors to the strong returns within the high yield market for the period. In addition, an improving interest rate backdrop, as the Federal Reserve's decision to leave rates unchanged in the second half of the period, provided a boost to the market.

              For the fiscal year, security selection was the primary contributor to the Portfolio's outperformance versus the index. Portfolio holdings in the Media-Cable, Transportation, and Electric Generation sectors made the largest contributions to overall results. Holdings in Charter Communications Holdings II, LLC were the primary driver to the Portfolio's strong performance within the media-cable sector. To a lesser extent, Atlas Air, Inc. and Calpine Corp. within the transportation and electric generation sectors, respectively, were contributors to the Portfolio's outperformance in the period. On the negative side, holdings in Le-Nature's Inc. within the Beverage sector were the primary detractor to the Portfolio's performance.

              With regard to sector selection, the most notable sectors were Airlines and Automotive. A large overweight position within the Airlines sector contributed significantly to the Portfolio's outperformance relative to the index for the period. Conversely, an underweight within the Automotive sector hurt performance as the sector posted strong gains during the reporting period.

---------------------
    286

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA -- VAN KAMPEN)

              Worldwide High Income Portfolio -- Class 1

[Worldwide High Income Portfolio Graph]

                                           WORLDWIDE HIGH
                                         INCOME PORTFOLIO-      FIRST BOSTON HIGH        JP MORGAN EMBI
                                              CLASS 1          YIELD BOND INDEX(3)      GLOBAL INDEX(2)        BLENDED INDEX(1)
                                         -----------------     -------------------      ---------------        ----------------
1/31/1997                                      10000                  10000                  10000                  10000
11/30/1997                                     11037                  11080                  10605                  10861
11/30/1998                                      9520                  11272                   9800                  10635
11/30/1999                                     10846                  11476                  11407                  11595
1/31/2000                                      11140                  11569                  11750                  11818
1/31/2001                                      11549                  11670                  14312                  13112
1/31/2002                                      10555                  11758                  14094                  13078
1/31/2003                                      10634                  12337                  15911                  14221
1/31/2004                                      13294                  15663                  19771                  17912
1/31/2005                                      14444                  17200                  22116                  19862
1/31/2006                                      15669                  17818                  24628                  21339
1/31/2007                                      16966                  19914                  26658                  23479

---------------------------------------------------------
             WORLDWIDE HIGH INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                8.27%      8.14%      8.05%
   5-year                9.96%      9.76%        N/A
   10-year               5.43%        N/A        N/A
   Since Inception       8.00%      8.67%     13.07%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The Blended Index combines 50% of the First Boston High-Yield Bond Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

(2)JP Morgan EMBI Global Index is a market weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3)The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month period ended January 31, 2007, the Worldwide High Income Portfolio -- Class 1 returned 8.27%. The First Boston High Yield Bond Index and J.P. Morgan EMBI Global Index returned 11.76% and 8.25%, respectively. The blended benchmark (50% CS First Boston High Yield Index/50% JP Morgan Emerging Markets Bond Index Global) returned 10.03%.

              Improving fundamentals, including rising foreign exchange reserves, lower levels of external debt, and higher credit ratings provided support to the emerging markets debt ("EMD") asset class. EMD performance was strong for the overall period, particularly during the last six months of 2006 as the Federal Reserve paused in its monetary tightening campaign and spreads on U.S. dollar-denominated debt tightened.

              The U.S. high-yield bond market benefited from positive fundamentals as well, with low default rates, moderate economic growth, and relatively low Treasury yields. High-yield credit spreads compressed considerably during the period. Spreads on CCC rated securities tightened to historically low levels, leading this segment to turn in the best performance of the high yield market. The supply of high yield bonds remained high as more than $145 billion of new issues came to market during the period.

              Although the allocation to CCC rated securities increased, the average credit quality of the high-yield portion of the Portfolio remained above that of the index. This conservative positioning detracted from relative performance as CCC and lower-rated securities generally outperformed. Within EMD, security selection in Indonesia tempered returns.
                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA -- VAN KAMPEN)

              The Portfolio benefited from the overall duration, or interest-rate sensitivity, of its EMD holdings relative to the index. An overweight relative to the EMD index in the Philippines as well as both an overweight and security selection in Argentina helped performance. Security selection in Brazil, Mexico, and Nigeria was also a positive. Within the high-yield portion of the Portfolio, overweights versus the index in forest products and transportation were beneficial as these sectors turned in strong performance during the reporting period.

---------------------
    288

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              SunAmerica Balanced Portfolio -- Class 1

[SunAmerica Balanced Portfolio Graph]

                                   SUNAMERICA
                                    BALANCED         LEHMAN BROTHERS
                                PORTFOLIO - CLASS    U.S. AGGREGATE       S&P 500 INDEX       BLENDED INDEX      RUSSELL 1000(R)
                                        1            BOND INDEX (3)            (2)              (NEW) (1)           INDEX (4)
                                -----------------    ---------------      -------------       -------------      ---------------
1/31/1997                             10000               10000               10000               10000               10000
11/30/1997                            11666               10825               12340               11719               12292
11/30/1998                            13978               11847               15261               13825               14977
1/31/1999                             15437               11967               16814               14719               16499
1/31/2000                             17406               11745               18555               15600               18473
1/31/2001                             16383               13369               18388               16404               18346
1/31/2002                             13786               14379               15419               15275               15353
1/31/2003                             11725               15740               11871               13660               11888
1/31/2004                             13895               16504               15971               16711               16126
1/31/2005                             14524               17189               16966               17645               17186
1/31/2006                             15185               17498               18727               18959               19260
1/31/2007                             16774               18248               21444               20919               22047

---------------------------------------------------------
              SUNAMERICA BALANCED PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.46%     10.32%     10.23%
   5-year                4.00%      3.85%        N/A
   10-year               5.31%        N/A        N/A
   Since Inception       6.43%      2.45%      7.79%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

(2)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3)The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

(4)Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents 92% of the total market capitalization of the Russell 3000(R) Index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The SunAmerica Balanced Portfolio -- Class 1 shares posted a return of 10.46% for the twelve-month reporting period ending January 31, 2007, compared to a gain of 14.51% for the S&P 500 Index and an advance of 10.34% for the blended benchmark of 30% S&P 500/30% Russell 1000/40% Lehman Brothers Aggregate Index.

              In the fourth quarter of 2006, global stock markets significantly outperformed bonds and made just under half of their 2006 gains during the period. Value stocks outperformed growth, but in other asset classes the riskier sector did better with small caps outperforming large caps, and emerging markets outperforming developed markets. Emerging bond markets outperformed G7 sovereign bonds.

              In fixed income, the international non-dollar sector detracted from performance despite strong gains from emerging market debt and high yield. In addition, select yield curve positioning subtracted value. Within equities, security selection in the retail, insurance and software sectors detracted from performance, specifically an underweight in Motorola and overweight positions in Staples and Renaissance Re.

              Fixed income duration management was a positive contributor to performance, as were both security selection and sector positioning in the corporate and prepay-sensitive mortgage sectors. Allocations to the Mortgage Private Placement Fund also resulted in strong positive returns. The equity portfolios were constructed to be sector neutral, and performance was driven by security selection. Security selection in the Basic Materials, Finance and Media sectors added to performance, specifically overweight positions in Corning and Apache, and an underweight position in GE.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Total Return Portfolio -- Class 1

[MFS Total Return Portfolio Graph]

                                                                                        LEHMAN BROTHERS
                                          MFS TOTAL RETURN                               U.S. AGGREGATE
                                        PORTFOLIO -- CLASS 1     BLENDED INDEX(1)           INDEX(2)           S&P 500 INDEX(3)
                                        --------------------     ----------------       ---------------        ----------------
1/31/1997                                      10000                  10000                  10000                  10000
11/30/1997                                     11100                  11617                  10825                  12340
11/30/1998                                     12603                  13624                  11847                  15261
11/30/1999                                     13701                  15220                  11841                  18451
1/31/2000                                      13383                  15249                  11745                  18555
1/31/2001                                      16185                  16020                  13369                  18388
1/31/2002                                      16145                  15047                  14379                  15419
1/31/2003                                      15182                  13562                  15740                  11871
1/31/2004                                      18318                  16287                  16504                  15971
1/31/2005                                      19893                  17119                  17189                  16966
1/31/2006                                      21035                  18261                  17498                  18727
1/31/2007                                      23509                  20067                  18248                  21444

---------------------------------------------------------
               MFS TOTAL RETURN PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               11.76%     11.61%     11.46%
   5-year                7.80%      7.66%        N/A
   10-year               8.92%        N/A        N/A
   Since Inception      10.57%      6.93%     11.01%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(3)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve months ended January 31, 2007, the MFS Total Return Portfolio -- Class 1 provided a return 11.76%, compared with a return of 14.51% for the Portfolio's benchmark, the S&P 500 Index. The portfolio's other benchmark, the Lehman Brothers U.S. Aggregate Bond Index (Lehman Index), provided a total return of 4.28%.

              In the equity portion of the Portfolio, stock selection in the Energy sector and, to a lesser extent, an overweighted position in the sector hurt performance relative to the S&P 500 Index. Oil and gas drilling contractors GlobalSantaFe and Noble Corp. were among the Portfolio's top 10 detractors. A combination of stock selection and an underweighted position in the leisure sector also held back results. Diversified-media company The New York Times hurt relative returns, as did our decision not to hold strong-performing cable services provider Comcast.

              Stocks in other sectors that detracted from relative performance included wireless service provider Sprint Nextel, telecommunications equipment manufacturer Nortel Networks, insurance company Conseco, and direct-sale computer manufacturer Dell. The cash position in the equity portion of the portfolio was also a detractor from relative performance.

              In the fixed income portion of the portfolio selection was a negative factor. Several Treasury securities and long-maturity corporate issues held back returns relative to the Lehman Brothers U.S. Aggregate Bond Index.

---------------------
    290

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              In the equity portion of the portfolio, stock selection in the Health Care sector, and, to a lesser extent, an underweighted position in the poor-performing sector helped results relative to the S&P 500 Index. Pharmaceutical company Merck was a top contributor. A combination of stock selection and an overweighted position in the strong-performing Financial Services sector also strengthened relative returns. Several names in this sector were among the portfolio's top 10 contributors including diversified financial services firms Bank of America and Bank of New York, as well as investment banking firm JPMorgan Chase.

              Stock selection in the retailing and industrial goods and services sectors was also a significant factor in helping sustain relative results. In the retailing sector, office products retailer OfficeMax was one of the portfolio's top contributors. In the industrial goods and services sector, defense contractor Lockheed Martin and agricultural equipment manufacturer Deere & Co. bolstered relative performance. Elsewhere, electric power utility company FPL Group and telecommunication services provider Verizon Communications supported results.

              In the fixed income portion of the portfolio, greater relative exposure to "BBB" rated securities and a lesser exposure to "BB" rated bonds added to performance relative to the Lehman Index. The portfolio's yield advantage and mortgage convexity positioning (exposure to interest rate volatility) were also positive factors in relative returns.

                                                           ---------------------

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Telecom Utility Portfolio -- Class 1

[Telecom Utility Portfolio Graph]

                                 TELECOM UTILITY
                                PORTFOLIO - CLASS                                              S&P UTILITY       S&P 500 TELECOM
                                        1           S&P 500 INDEX(1)    BLENDED INDEX(2)        INDEX(3)        SERVICE INDEX(4)
                                -----------------   ----------------    ----------------       -----------      ----------------
1/31/1997                             10000               10000               10000               10000               10000
11/30/1997                            11712               12340               12698               11526               13346
11/30/1998                            13583               15261               16777               13815               18424
1/31/1999                             13686               16814               19179               13614               22715
1/31/2000                             14372               18555               20464               14330               24103
1/31/2001                             12897               18388               18588               18343               17515
1/31/2002                             10774               15419               13388               13319               12362
1/31/2003                              8307               11871                9385                9592                8280
1/31/2004                             10311               15971               11658               12749                9889
1/31/2005                             11766               16966               13154               15824               10570
1/31/2006                             13048               18727               14459               18557               11189
1/31/2007                             16113               21444               18764               21843               15250

---------------------------------------------------------
                TELECOM UTILITY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               23.49%     23.36%     23.17%
   5-year                8.38%      8.22%        N/A
   10-year               4.89%        N/A        N/A
   Since Inception       5.63%      4.58%     17.05%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Telecommunication Services Index, on a market capitalization weighted basis.

(3)The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4)The S&P 500 Telecommunications Service Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Telecommunications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Telecom Utility Portfolio -- Class 1 shares returned 23.49% during the 12-month reporting period ending January 31, 2007, compared to a return of 14.51% for the S&P 500 Index, and a gain of 29.77% for the blended (35% S&P 500 Utility Index / 65% S&P 500 Telecommunication Services Index) benchmark.

              Sector allocation drove the performance for the overall Portfolio. Overweight positions in the Utility and Telecommunication Services sectors made substantial contributions, as both sectors posted strong gains and significantly outperformed the broad S&P 500 Index during the reporting period.

              Individual holdings that aided overall results included Bellsouth Corp., Verizon Communications Inc., Endesa S.A., AT&T Inc., and FPL Group, Inc.

              Detractors from relative results during the reporting period included positions in SprintNextel Corp., Korea Electric Power, Spectra Energy Corp., Scottish Power PLC and CMS Energy Corp.

---------------------
    292

              FAF ADVISORS, INC.

              Equity Index Portfolio -- Class 1

[Equity Index Portfolio Graph]

                                                             EQUITY INDEX PORTFOLIO -- CLASS 1           S&P 500 INDEX(1)
                                                             ---------------------------------           ----------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  11181                              11227
1/31/2000                                                                  11970                              12390
1/31/2001                                                                  11816                              12278
1/31/2002                                                                   9858                              10296
1/31/2003                                                                   7560                               7926
1/31/2004                                                                  10106                              10665
1/31/2005                                                                  10677                              11329
1/31/2006                                                                  11730                              12504
1/31/2007                                                                  13359                              14319

-----------------------------------------------------
               EQUITY INDEX PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 13.89%
   5-year                                  6.27%
   Since Inception                         3.63%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Equity Index Portfolio -- Class 1 returned 13.89% for the twelve-month period ending January 31, 2007, while the S&P 500 Index returned 14.51% for the period.

              Since the Portfolio tracks the broad S&P 500 market Index, security and sector selection decisions had essentially zero impact on results relative to the benchmark.

              All variances from the benchmark index are below 0.1% of the Portfolio and are consequences of "passive" adjustments for required cash levels.

                                                           ---------------------

              ALLIANCEBERNSTEIN L.P.

              Growth-Income Portfolio -- Class 1

[Growth-Income Portfolio Graph]

                                                              GROWTH-INCOME PORTFOLIO - CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              -------------------------------            ----------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 12350                              12340
11/30/1998                                                                 15180                              15261
11/30/1999                                                                 19693                              18451
1/31/2000                                                                  20507                              18555
1/31/2001                                                                  20173                              18388
1/31/2002                                                                  16146                              15419
1/31/2003                                                                  12656                              11871
1/31/2004                                                                  16838                              15971
1/31/2005                                                                  17722                              16966
1/31/2006                                                                  20212                              18727
1/31/2007                                                                  21459                              21444

---------------------------------------------------------
                 GROWTH-INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                6.17%      6.00%      5.91%
   5-year                5.85%      5.70%        N/A
   10-year               7.93%        N/A        N/A
   Since Inception      10.43%      3.52%     12.61%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Growth-Income Portfolio -- Class 1 shares posted a return of 6.17% for the twelve-month period ending January 31, 2007, which underperformed the 14.51% return for the S&P 500 Index.

              Most of the Portfolio's underperformance came from stock selection; however sector selection also made a negative contribution to performance.

              Stock selection in the Technology, Energy and Health Care sectors made a notable negative contribution to relative performance during the period. The individual positions that were most detrimental to relative performance were Halliburton Co, Nabors Industries LT, Advanced Micro Devices, Marvell Technology Group and UnitedHealth Group. At the sector selection level, the Portfolio's overweight exposure to Technology and Health Care, and underweighted exposure to Telecommunications Services, had the largest negative impacts on relative performance.

              The individual stock positions that contributed positively to relative performance included FMC Technologies Inc., Sun Microsystems Inc., Goldman Sachs Group, News Corp. and McDonalds Corp.

---------------------
    294

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Federated American Leaders Portfolio -- Class 1

[Federated American Leaders Portfolio Graph]

                                                   FEDERATED AMERICAN
                                               LEADERS PORTFOLIO -- CLASS                                   S&P 500/CITIGROUP
                                                           1                    S&P 500 INDEX (1)            VALUE INDEX(2)
                                               --------------------------       -----------------           -----------------
1/31/1997                                                10000                        10000                       10000
11/30/1997                                               12330                        12340                       12150
11/30/1998                                               14577                        15261                       13760
1/31/1999                                                15085                        16814                       14529
1/31/2000                                                15111                        18555                       15541
1/31/2001                                                16715                        18388                       17744
1/31/2002                                                15466                        15419                       14623
1/31/2003                                                12247                        11871                       11574
1/31/2004                                                16320                        15971                       15960
1/31/2005                                                17466                        16966                       17705
1/31/2006                                                18938                        18727                       19774
1/31/2007                                                21876                        21444                       23604

---------------------------------------------------------
          FEDERATED AMERICAN LEADERS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               15.51%     15.32%     15.18%
   5-year                7.18%      7.01%        N/A
   10-year               8.14%        N/A        N/A
   Since Inception       8.86%      5.49%     15.18%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The S&P 500/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The S&P 500/Citigroup Value Index is unmanaged and market capitalization weighted.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Federated American Leaders Portfolio -- Class 1 returned 15.51% for the 12-month period ending January 31, 2007 compared to a 19.37% return by the Portfolio's benchmark, S&P 500/Citigroup Value Index and a 14.51% return for the S&P 500 Index.

              As the Federal Reserve signaled the end of its rate tightening cycle in June, an economic slowdown became more of a reality and oil prices retreated, which also improved the inflationary picture. The market sought refuge in the safety of larger-cap, higher-quality stocks, favoring the Portfolio's positioning and risk profile.

              Stock selection was the primary driver of underperformance during the fiscal year. Individual positions in the Financial, Consumer Discretionary and Health Care sectors were weak performers and detracted from overall results. Underperformers that hurt the Portfolio during the reporting period included Freddie Mac, EMC Corp., Boston Scientific Corp., and Intel Corp. In addition, overweight positions in the Consumer Staples, Energy, and Health Care sectors detracted, as these sectors underperformed the broad benchmark. The best performing sector in the market was Telecommunications, up 37%, in which the Portfolio had a roughly neutral weighting.

              On the positive side, security holdings in the Information Technology and Energy sectors helped performance as did the Portfolio's overweight in the Consumer Discretionary sector and underweight in Industrials. Individual holdings that helped the Portfolio's performance during the reporting period included Verizon Communications Inc., Goodyear Tire & Rubber Co., Citigroup Inc., and AT&T, Inc.

                                                           ---------------------

              DAVIS SELECTED ADVISERS, L.P.

              Davis Venture Value Portfolio -- Class 1

[Davis Venture Value Portfolio Graph]

                                                              DAVIS VENTURE VALUE PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                                          --------------------           ----------------
1/31/1997                                                                  10000                              10000
1/31/1998                                                                  12430                              12691
1/31/1999                                                                  14520                              16814
1/31/2000                                                                  16469                              18555
1/31/2001                                                                  18564                              18388
1/31/2002                                                                  15673                              15419
1/31/2003                                                                  13199                              11871
1/31/2004                                                                  18340                              15971
1/31/2005                                                                  20237                              16966
1/31/2006                                                                  23011                              18727
1/31/2007                                                                  26453                              21444

---------------------------------------------------------
              DAVIS VENTURE VALUE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.96%     14.76%     14.65%
   5-year               11.04%     10.87%        N/A
   10-year              10.22%        N/A        N/A
   Since Inception      13.61%      8.61%     18.23%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              During the twelve-month period ended January 31, 2007, the Davis Venture Value Portfolio -- Class 1 shares returned 14.96%, compared to a 14.51% advance for the S&P 500 broad market benchmark.

              The Portfolio's largest holdings were in financial companies. While overweighting the sector generated positive results relative to the index, issue selection detracted. Progressive and Transatlantic Holdings, sold in November 2006, were the largest detractors from performance. Portfolio holdings in JP Morgan Chase, Loews, Berkshire Hathaway, American Express, Citigroup, and Wells Fargo posted strong returns during the reporting period and made important contributions to overall performance.

              Stock selection in consumer staples and consumer discretionary made positive contributions to performance, with the Portfolio's holdings in both sectors out-performing the benchmark index. Two consumer discretionary companies, Comcast and News Corp., and one consumer staples company, Altria, were among the most important contributors to performance. Two consumer discretionary companies, Apollo Group and Expedia, were among the most important detractors from performance.

              Energy as well as telecommunication service companies both detracted from performance. While telecommunication service companies included in the S&P 500 were among the top performers, the Portfolio's holdings in this sector did not perform as well. Four energy companies, EOG Resources, Occidental Petroleum, Transocean, and Canadian Natural Resources, and one telecommunication services company, Sprint Nextel, were among the top detractors from performance.

---------------------
    296

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              "DOGS" OF WALL STREET PORTFOLIO -- CLASS 1

["DOGS" OF WALL STREET PORTFOLIO GRAPH]

                                                              DOGS OF WALL STREET PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                              --------------------------------           ----------------
4/1/1998                                                                   10000                              10000
11/30/1998                                                                  9810                              10671
1/31/1999                                                                   9600                              11757
1/31/2000                                                                   8638                              12974
1/31/2001                                                                   9679                              12857
1/31/2002                                                                  10293                              10781
1/31/2003                                                                   8948                               8300
1/31/2004                                                                  11566                              11167
1/31/2005                                                                  12222                              11863
1/31/2006                                                                  12578                              13094
1/31/2007                                                                  15166                              14994

---------------------------------------------------------
             "DOGS" OF WALL STREET PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               20.57%     20.33%     20.15%
   5-year                8.06%      7.88%        N/A
   Since Inception       4.83%      7.96%     12.91%
---------------------------------------------------------

*Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The "Dogs" of Wall Street Portfolio -- Class 1 returned 20.57% for the 12 months ending January 31, 2007, outperforming the 14.51% gain for the S&P 500 Index.

              Most major domestic equity indices appreciated during the fiscal year ended January 31, 2007. During the first six months of the reporting period geopolitical fears and inflation concerns dampened investor sentiment. However, by the second half of the period, the Federal Reserve paused its rate-tightening cycle and oil prices had retreated from earlier highs. The Federal Reserve maintained its neutral stance at the regularly scheduled meetings in September, October, December and January. Against this backdrop, the equity market rallied through January 2007, with most major equity indices posting double-digit returns. Large-cap stocks outperformed their small-cap counterparts, and value stocks outperformed growth stocks across the capitalization spectrum.

              The S&P 500 Index generated strong absolute returns, led by the Telecommunications Services, Financials, and Consumer Staples groups. Energy, the top-performing sector in the prior 12-month period, was the worst performing sector for the current fiscal year. High dividend-paying stocks, in which the Portfolio maintained overweight positions, outperformed other stocks in the S&P 500 during the reporting period.

              Both sector and stock selection decisions contributed to the Portfolio's relative outperformance during the reporting period. Overweight positions in Consumer Staples and Telecom Services names, coupled with an underweight in the Information Technology sector made the largest contribution. Additionally, a zero-exposure to the Energy group proved beneficial. Security selection made substantial contributions to overall performance, led by Portfolio holdings in the Financial, Information Technology and Health Care sectors. The

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              top individual performers during the reporting period included General Motors, AT&T, Merck, Verizon Communications, and McCormick & Co.

              Detractors during the reporting period included underweight exposure to the Financial and Industrial sectors. Security selection in the Materials and Industrial sectors slightly hindered performance. Individual names that trailed the benchmark and negatively impacted the overall Portfolio included 3M Co., Gannett Co., and Intel.

              For the reporting period, the average dividend rate of the Portfolio was 3.00% compared to the 1.95% average yield of the S&P 500 Index. Portfolio holdings that commanded the highest dividend rates included Verizon Communications, General Motors, Altria Group, Pfizer, and AT&T.

---------------------
    298

              ALLIANCEBERNSTEIN L.P.

              Alliance Growth Portfolio -- Class 1

[Alliance Growth Portfolio Graph]

                                                                ALLIANCE GROWTH PORTFOLIO -
                                                                          CLASS 1                  RUSSELL 1000 GROWTH INDEX(1)
                                                                ---------------------------        ----------------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 12071                              12059
11/30/1998                                                                 16413                              15514
11/30/1999                                                                 22503                              20400
1/31/2000                                                                  23539                              21466
1/31/2001                                                                  21144                              18678
1/31/2002                                                                  16270                              13658
1/31/2003                                                                  11376                               9783
1/31/2004                                                                  15036                              13275
1/31/2005                                                                  15280                              13368
1/31/2006                                                                  19604                              14812
1/31/2007                                                                  19110                              16285

---------------------------------------------------------
                ALLIANCE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               -2.52%     -2.69%     -2.78%
   5-year                3.27%      3.11%        N/A
   10 year               6.69%        N/A        N/A
   Since Inception      10.76%      1.91%     11.21%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month reporting period ending January 31, 2007, the Alliance Growth Portfolio -- Class 1 shares posted a return of -2.52%, underperforming the 9.95% advance for the Russell 1000 Growth benchmark.

              During the reporting period, U.S. equity markets were up across the board. The S&P 500 Index gained 14.51% while the NASDAQ composite was up 7.60%. Most of the gains came after early August when the Federal Reserve paused in its interest rate hikes. Value stocks significantly outperformed growth stocks with the Russell 1000 Value Index gaining 19.18% while the Russell 1000 Growth Index was up 9.95%.

              For the reporting period, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, primarily due to adverse stock selection in the Information Technology and Health Care sectors. Additionally, the Portfolio's overweight in Energy names further hampered results, as the Energy sector was the worst performing sector in the Index. The leading detractors were Advanced Micro Devices, Broadcom and Halliburton.

              The Portfolio benefited most, relative to the Index, in the Financials sector largely due to an overweight position in this outperforming sector. The leading contributors to performance for the period were Apple, Goldman Sachs and JP Morgan.

                                                           ---------------------

              GOLDMAN SACHS ASSET MANAGEMENT, L.P.

              Goldman Sachs Research Portfolio -- Class 1

[Goldman Sachs Research Portfolio - Class 1 Graph]

                                                                   GOLDMAN SACHS RESEARCH
                                                                    PORTFOLIO -- CLASS 1                S&P 500 INDEX (1)
                                                                   ----------------------               -----------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   9958                               9505
1/31/2002                                                                   6816                               7970
1/31/2003                                                                   5140                               6136
1/31/2004                                                                   6665                               8255
1/31/2005                                                                   7348                               8770
1/31/2006                                                                   8020                               9680
1/31/2007                                                                   9117                              11084

---------------------------------------------------------
            GOLDMAN SACHS RESEARCH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               13.68%     13.62%     13.56%
   5-year                5.99%      5.85%        N/A
   Since Inception      -1.40%      1.90%     14.96%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Goldman Sachs Research Portfolio -- Class 1 posted a return of 13.68% for the twelve-month period ending January 31, 2007, compared to a gain of 14.51% for the S&P 500 index.

              Stocks in the Media, Utilities and Producer Goods & Services sectors led the market advance during the reporting period, while technology and energy lagged. As in previous years, small capitalization stocks outperformed large capitalization ones, while Value beat Growth for the seventh consecutive year.

              Results from stock selection made substantial contributions to performance for the overall Portfolio. Favorable issue selection in the Technology and Health Care sectors proved to be the largest contributors. Conversely, the Portfolio's investments in the Utilities and Energy sectors detracted from relative returns.

              Individual holdings that posted strong returns and drove overall performance included Research In Motion Ltd. and Baxter International Inc. Conversely, Baker Hughes Inc. and Canadian Natural Resources Ltd. were weak performers and hampered the Portfolio's results during the reporting period.

---------------------
    300

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Massachusetts Investors Trust Portfolio -- Class 1

[MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO GRAPH]

                                                                MFS MASSACHUSETTS INVESTORS
                                                                 TRUST PORTFOLIO -- CLASS 1              S&P 500 INDEX(1)
                                                                ---------------------------              ----------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 11670                              12340
11/30/1998                                                                 13749                              15261
1/31/1999                                                                  15189                              16814
1/31/2000                                                                  15459                              18555
1/31/2001                                                                  16032                              18388
1/31/2002                                                                  13283                              15419
1/31/2003                                                                  10377                              11871
1/31/2004                                                                  13255                              15971
1/31/2005                                                                  14467                              16966
1/31/2006                                                                  16244                              18727
1/31/2007                                                                  18153                              21444

---------------------------------------------------------
       MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               11.76%     11.53%     11.45%
   5-year                6.45%      6.27%        N/A
   10-year               6.14%        N/A        N/A
   Since Inception       8.05%      4.52%     13.96%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2007, the MFS Massachusetts Investors Trust Portfolio -- Class 1 posted a return of 11.76%, compared to a 14.51% return by the S & P 500 Index.

              A combination of stock selection and an underweighted position in the utilities and communications sector held back performance relative to the S&P 500 Stock Index. In particular, not owning strong-performing telecommunications companies SBC Communications and Bellsouth, which are index constituents, hindered relative results.

              Stock selection was a negative factor in the technology, energy, and financial services sectors. In the Technology sector, microchip and electronics manufacturer Samsung Electronics and flash memory storage products maker SanDisk were among the Portfolio's top 10 detractors. Within the Energy sector, Energy Exploration and production company EOG Resources dampened relative results. In the Financial Services sector, financial services firms SLM Corp. (Sallie Mae) and Legg Mason held back relative performance.

              Several individual securities in other sectors hindered relative returns, including specialty apparel retailer Chico's, generic drug manufacturer Teva Pharmaceutical, and biotechnology firm Amgen.

              The Consumer Staples and Industrial Goods and Services sectors were the top contributors to performance relative to the benchmark. Stock selection played the major role in both cases. In the Consumer Staples sector, household products manufacturer Reckitt Benckiser and alcoholic beverages maker Diageo were among the Portfolio's top 10 contributors. Within the Industrial Goods and Services sector, defense contractor Lockheed Martin boosted relative returns.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Massachusetts Investors Trust Portfolio -- Class 1 -- (continued)

              Elsewhere in the Portfolio, investment firms Goldman Sachs Group and Franklin Resources, software giant Oracle, and network equipment company Cisco Systems all contributed positively to relative returns. Stocks in other sectors that helped included discount department store Kohl's and media conglomerate Walt Disney. Not owning weak-performing healthcare services provider UnitedHealth Group also aided results.

---------------------
    302

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Putnam Growth: Voyager Portfolio -- Class 1

[PUTNAM GROWTH: VOYAGER PORTFOLIO GRAPH]

                                                                   PUTNAM GROWTH: VOYAGER
                                                                    PORTFOLIO -- CLASS 1           RUSSELL 1000 GROWTH INDEX(1)
                                                                   ----------------------          ----------------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 12049                              12059
11/30/1998                                                                 14768                              15514
11/30/1999                                                                 19064                              20400
1/31/2000                                                                  20032                              21466
1/31/2001                                                                  17291                              18678
1/31/2002                                                                  12846                              13658
1/31/2003                                                                   9536                               9783
1/31/2004                                                                  12350                              13275
1/31/2005                                                                  12254                              13368
1/31/2006                                                                  13651                              14812
1/31/2007                                                                  14623                              16285

---------------------------------------------------------
            PUTNAM GROWTH: VOYAGER PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                7.13%      6.92%      6.87%
   5-year                2.63%      2.46%        N/A
   10-year               3.87%        N/A        N/A
   Since Inception       6.50%      0.08%     10.41%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month period ended January 31, 2007 the Putnam Growth:
              Voyager Portfolio -- Class 1 returned 7.13% versus its benchmark, the Russell 1000 Growth Index, which returned 9.95%. The Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 1318 basis points in 2006, the seventh consecutive calendar year that the Value index outperformed Growth.

              The bulk of the underperformance during the period was due to stock selection, particularly Technology and Health Care stocks. Notable detractors from performance included technology holdings eBay, Dell, and Yahoo despite several holdings in the sector that added value. Within health care, medical technology holdings St. Jude Medical and Boston Scientific both lost value, as did health care services companies Express Scripts, Cardinal Health and UnitedHealth.

              The Portfolio benefited from stock selection within the Financial and Energy sectors, particularly overweights to Bear Stearns, Goldman Sachs, CB Richard Ellis Group, and Countrywide Financial. In the Energy sector, Marathon Oil's stock appreciated during the period while Technology holdings Cisco and Apple also added value. Sector allocation decisions had a modest positive impact on relative results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Blue Chip Growth Portfolio -- Class 1

[Blue Chip Growth Portfolio Graph]

                                                               BLUE CHIP GROWTH PORTFOLIO --
                                                                          CLASS 1                       S&P 500 INDEX (1)
                                                                          ------------------            -----------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   8818                               9505
1/31/2002                                                                   6646                               7970
1/31/2003                                                                   4795                               6136
1/31/2004                                                                   6235                               8255
1/31/2005                                                                   6276                               8770
1/31/2006                                                                   6771                               9680
1/31/2007                                                                   7267                              11084

---------------------------------------------------------
               BLUE CHIP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                7.32%      7.02%      6.93%
   5-year                1.80%      1.64%        N/A
   10-year                 N/A        N/A        N/A
   Since Inception      -4.74%     -0.32%      9.78%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Blue Chip Growth Portfolio -- Class 1 returned 7.32% for the 12-month period ending January 31, 2007, compared to a return of 14.51% for the S&P 500 Index.

              The first half of the reporting period began on a volatile note as inflationary concerns, decelerating economic growth, and uncertainty over the direction of monetary policy negatively impacted investor sentiment. Investor confidence improved after the Federal Reserve paused in its interest rate tightening campaign at the August meeting. A more benign rate environment, coupled with a sharp drop in crude oil prices from a peak of $77 to nearly $53 enabled the equity market to advance in the closing months of the reporting period. Domestic equity indices rose across the board, many finishing near multi-year highs.

              Telecom Services was the best performing sector in the S&P 500 Index gaining 36.51%, Financials returned 19.14%, and the Information Technology and Healthcare sectors appreciated 7.76% and 9.13%, respectively. The Energy sector, one of the top-performers in the previous 12-month period, was the worst performing sector for the current period, returning 7.18%.

              An overweight position in the Information Technology sector, coupled with an underweight in Financials detracted from relative results during the reporting period. Disappointing security selection in the Healthcare sector also negatively impacted results. Individual laggards included eBay Inc., Boston Scientific Corp., Yahoo! Inc., QUALCOMM Inc., and EMC Corp.

              The Portfolio benefited from strong security selection in the Consumer Discretionary and Financial sectors. Top-performing equity selections during the annual period included Cisco Systems Inc., Kohl's Corp., Goldman Sachs Group Inc., MasterCard Inc. and Comcast Corp.

---------------------
    304

              DAVIS SELECTED ADVISERS, L.P.

              Real Estate Portfolio -- Class 1

[REAL ESTATE PORTFOLIO GRAPH]

                                                              REAL ESTATE PORTFOLIO -- CLASS 1    MORGAN STANLEY REIT INDEX (1)
                                                              --------------------------------    -----------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 11530                              11589
11/30/1998                                                                 10027                              10027
1/31/1999                                                                   9753                               9584
1/31/2000                                                                   8969                               9459
1/31/2001                                                                  11337                              11972
1/31/2002                                                                  12144                              13419
1/31/2003                                                                  12559                              13556
1/31/2004                                                                  18464                              19898
1/31/2005                                                                  22079                              22907
1/31/2006                                                                  29004                              30264
1/31/2007                                                                  38916                              41530

---------------------------------------------------------
                  REAL ESTATE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               34.17%     34.01%     33.81%
   5-year               26.23%     26.05%        N/A
   Since Inception      15.09%     23.28%     29.31%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              During the twelve-month period ended January 31, 2007, the Real Estate Portfolio -- Class 1 returned 34.17%, compared with a 37.23% gain for the Morgan Stanley REIT Index.

              In the strong real estate market, only a few companies detracted from the Portfolio's absolute performance, including DCT Industrial Trust, an industrial REIT, and Archstone Smith Trust, a residential REIT, and St. Joe Corp., a real estate management and development company.

              The Portfolio's largest sector holding, office property REITs, contributed most heavily to performance as did individual holdings in the sector such as SL Green Realty, Corporate Office Properties, and Boston Properties.

              The Portfolio's second and third largest sector holdings were in retail REITs and real estate management and development companies, respectively. Both of these sectors made positive contributions to performance. Four retail REITs were among the top contributors to performance, Kimco Realty, Developers Diversified, Regency Centers, and General Growth Properties. One real estate management and development company, Forest City Enterprise, was among the top contributors to performance.

                                                           ---------------------

              FRANKLIN ADVISORY SERVICES, LLC

              Small Company Value Portfolio -- Class 1

[Small Company Value Portfolio Graph]

                                                               SMALL COMPANY VALUE PORTFOLIO
                                                                         -- CLASS 1                RUSSELL 2000 VALUE INDEX (1)
                                                               -----------------------------       ----------------------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  10049                              10337
1/31/2000                                                                  10589                              10147
1/31/2001                                                                  12811                              13152
1/31/2002                                                                  13617                              14787
1/31/2003                                                                  11637                              12562
1/31/2004                                                                  16441                              19528
1/31/2005                                                                  20216                              22182
1/31/2006                                                                  24794                              26158
1/31/2007                                                                  27920                              30280

------------------------------------------------------
            SMALL COMPANY VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
------------------------------------------------------
                               CLASS 1*   CLASS 3*
   1-year                       12.61%    12.24%
   5-year                       15.44%       N/A
   Since Inception              13.46%    15.31%
------------------------------------------------------

*Inception date for Class 1: 12/14/98; Class 3: 9/13/05.
(1)The Russell 2000(R) Value Index measures the performance of those Russell 200 companies with lower price-to-book ratios and lower forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Small Company Value Portfolio -- Class 1 returned 12.61% for the twelve-month period ended January 31, 2007, compared to the Russell 2000 Value Index return of 15.76%.

              During the reporting period, the Portfolio benefited from its overweight allocation to the Non-Energy Minerals sector relative to the benchmark index. Higher steel prices resulted from strong demand, and steel holdings such as the Portfolio's top contributor, Steel Dynamics, performed well. Strong performance also came from several overweighted consumer non-durables holdings including Brown Shoe and intimate apparel manufacturer The Warnaco Group, which aided relative performance.

              Despite the Portfolio's solid performance, several stocks declined in value for the period and detracted from the Portfolio's relative returns. In the Energy Minerals sector, lower energy demand pressured shares of the Portfolio's coal holdings, Arch Coal, Peabody Energy and CONSOL Energy, which are not part of the benchmark index. Declining oil prices in the period's second half negatively impacted Oil States International and non-index holding Rowan Companies in the industrial services sector.

              Consistent with our small cap value investment strategy, we initiated 18 positions in stocks we considered attractively valued: Astec Industries, Bowater, Brady, Brunswick, Energen, Erie Indemnity, Gentex, Gerdau Ameristeel, Helix Energy Solutions Group, IPC Holdings, M.D.C. Holdings, Simpson Manufacturing, Trinity Industries, TrustCo Bank Corp NY, Tuesday Morning, Unit Corp., Universal Forest Products and The Warnaco Group. We also added significantly to several existing positions: Regis, Mine Safety Appliances and Montpelier Re Holdings.

              During the year, we eliminated eleven positions, seven of which were takeovers, all at premiums to the prior day's closing price:
              Aztar, Hughes Supply, Intrawest, JLG Industries, Linens 'n Things, Reynolds & Reynolds and Russell.

---------------------
    306

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Mid-Cap Growth Portfolio -- Class 1

[MFS Mid-Cap Growth Portfolio Graph]

                                                                MFS MID-CAP GROWTH PORTFOLIO          RUSSELL MID-CAP GROWTH
                                                                          -CLASS 1                           INDEX(1)
                                                                          ------------------          ----------------------
4/1/1999                                                                   10000                              10000
1/31/2000                                                                  15826                              14541
1/31/2001                                                                  19620                              13568
1/31/2002                                                                  12766                               9916
1/31/2003                                                                   7417                               7367
1/31/2004                                                                  10647                              10969
1/31/2005                                                                  11170                              11933
1/31/2006                                                                  12549                              14568
1/31/2007                                                                  12702                              15763

---------------------------------------------------------
              MFS MID-CAP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                1.22%      1.02%      0.92%
   5-year               -0.10%     -0.26%        N/A
   Since Inception       3.10%     -4.08%     14.43%
---------------------------------------------------------

*Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve months ended January 31, 2007, the MFS Mid-Cap Growth Portfolio -- Class 1 provided a total return of 1.22% while the fund's benchmark, the Russell Mid Cap Growth Index, returned 8.20%.

              The Technology, Retailing, and Financial Services sectors were the largest detractors from relative performance over the reporting period. In all three sectors, stock selection was the principal factor holding back relative returns.

              Within technology there were several securities that had a negative impact on results. These included flash memory storage products provider SanDisk, LED semiconductor maker Cree Resh, and publishing software company Adobe Systems. In retailing, an overweighted position in poor-performing apparel retailer Chico's was among the Portfolio's top detractors. Apparel maker Urban Outfitters also disappointed as the stock trailed the Russell Midcap Growth Index significantly over the period.

              Stock selection in the financial services sector was a significant detractor from relative performance over the reporting period, however, no individual securities in the sector were among the Portfolio's top 10 detractors.

              Elsewhere, several stocks in the health care sector were top detractors over the period, including health care provider Humana, cardiovascular device maker St. Jude Medical, and ventricular assist device maker Thoratec. The Portfolio's holdings in industrial automation products company Rockwell Automation and automatic card shuffling device maker Shuffle Master also hurt relative returns.

              Although stock selection in the Energy and Transportation sectors was the main contributor to relative performance over the reporting period, no individual stock in either sector were among the Portfolio's top 10 contributors. The Portfolio's underweighted position in the weak performing autos and housing sector contributed to relative results as the sector underperformed the benchmark over the period. Within the sector our positioning in NVR Inc. detracted from results.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              Elsewhere in the Portfolio, apparel retailer Phillips Van Heusen, blood test analysis systems Immucor, private student loans provider First Marblehead Corp., and precious metals firm Freeport-McMoran all contributed to results over the period. Additionally, Precision Castparts Corp. a manufacturer of complex metal parts for the aerospace industry, ITT Educational Services which offers postsecondary degree programs in the United States, and casino resorts operator MGM Grand all added to relative results.

---------------------
    308

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Aggressive Growth Portfolio -- Class 1

[AGGRESSIVE GROWTH PORTFOLIO GRAPH]

                                                               AGGRESSIVE GROWTH PORTFOLIO -
                                                                          CLASS 1                     RUSSELL 3000 INDEX(1)
                                                               -----------------------------          ---------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 10809                              12242
11/30/1998                                                                 11314                              14575
1/31/1999                                                                  14265                              16028
1/31/2000                                                                  22912                              18007
1/31/2001                                                                  19502                              17937
1/31/2002                                                                  13319                              15164
1/31/2003                                                                  10085                              11754
1/31/2004                                                                  13396                              16120
1/31/2005                                                                  15271                              17206
1/31/2006                                                                  17554                              19385
1/31/2007                                                                  19662                              22120

---------------------------------------------------------
               AGGRESSIVE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               11.92%     11.68%     11.55%
   5-year                8.10%      7.94%        N/A
   10-year               6.99%        N/A        N/A
   Since Inception       7.40%      3.81%     15.85%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Aggressive Growth Portfolio -- Class 1 shares returned 11.92% for the 12-month reporting period ending January 31, 2007, compared to a return of 14.11% for the Russell 3000 benchmark.

              During the first six months of the reporting period, the equity market traded sideways, due, in part, to volatile energy prices and investor uncertainty over the course of monetary policy. After implementing the 17th consecutive interest rate hike in June 2006, the Federal Reserve paused in its rate-hiking campaign and remained on hold for the remainder of the year. Oil prices retreated from a high of $77 per barrel earlier in the year, reaching a low of $50 by the end of the reporting period. The equity market staged a broad-based rally.

              Within the Russell 3000 Index, the Telecommunications Services sector was the top performer, advancing 35.3%. The Financial, Consumer Staples and Utilities sectors each gained 19.2%, 18.9% and 18.3%, respectively. In a turnaround from the previous year, the Energy sector was the principal laggard with a return of 6.2%. In terms of asset classes, large-cap stocks outperformed their small-cap counterparts, and the returns of value stocks outpaced growth stocks results across the capitalization spectrum.

              Stock selection hampered overall performance, particularly in Energy and Telecom Services. Individual holdings that lagged during the reporting period included Pacific Sunwear of California Inc., United Surgical Partners International Inc., DRS Technologies Inc., and Broadcom Corp. The Portfolio's underweight exposure to names in the Telecom, Financial and Consumer Staples sectors detracted from results. In addition, the Portfolio's 11% average cash position also negatively impacted results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Sector selection decisions aided Portfolio results during the reporting period. An underweight in the Energy and Materials sectors, coupled with strong stock selection in the Industrials, Healthcare, Information Technology, and Consumer Discretionary sectors positively impacted results during the reporting period. Individual securities that benefited performance included Alliance Data Systems Corp., Caremark Rx Inc., Kohl's Corp., MasterCard Inc., and Goodrich Corp.

---------------------
    310

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Growth Opportunities Portfolio -- Class 1

[Growth Opportunities Portfolio Graph]

                                                              GROWTH OPPORTUNITIES PORTFOLIO -
                                                                          -CLASS 1                 RUSSELL 2000 GROWTH INDEX(1)
                                                                          --------------------     ----------------------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   8970                               8392
1/31/2002                                                                   5877                               6796
1/31/2003                                                                   3516                               4781
1/31/2004                                                                   4973                               7684
1/31/2005                                                                   5013                               7969
1/31/2006                                                                   6068                               9529
1/31/2007                                                                   6380                              10034

---------------------------------------------------------
             GROWTH OPPORTUNITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                5.13%      5.18%      5.03%
   5-year                1.65%      1.53%        N/A
   Since Inception      -6.61%     -0.05%     15.70%
---------------------------------------------------------

*Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Growth Opportunities Portfolio -- Class 1 shares returned 5.13% for the 12-month period ending January 31, 2007 while its primary benchmark, the Russell 2000 Growth Index, returned 5.30%.

              Overall, stock selection proved to be a positive contributor to the Portfolio, while sector allocation decisions negatively affected performance. For this period, small-capitalization securities (in which the Portfolio primarily invests) lagged both their large- and mid-capitalization counterparts. During this same time period, growth stocks trailed value stocks as well as the broad index.

              Relative to the Russell 2000 Growth Index, underperformance for the Portfolio was primarily due to a combination of stock selection in consumer discretionary and an overweight in the sector. Stock selection in the Financial Services sector also had a negative impact on results, as did stock selection in the autos and transportation area. Additionally, the Portfolio's investments in aerospace and defense companies hampered performance.

              Despite these detractors from performance, there were several areas of strength for the Portfolio relative to the Russell 2000 Growth Index. Within the Consumer Staples sector, security selection and an overweight allocation also produced positive returns. Stock selection in the "other energy" sector benefited the Portfolio, as did an underweight position in the Health Care sector.

                                                           ---------------------

              MARSICO CAPITAL MANAGEMENT, LLC

              Marsico Growth Portfolio -- Class 1

[Marsico Growth Portfolio Graph]

                                                              MARSICO GROWTH PORTFOLIO - CLASS
                                                                             1                          S&P 500 INDEX (1)
                                                              --------------------------------          -----------------
12/29/2000                                                                 10000                              10000
1/31/2001                                                                  10540                              10355
1/31/2002                                                                   8817                               8683
1/31/2003                                                                   7534                               6685
1/31/2004                                                                   9982                               8994
1/31/2005                                                                  10684                               9554
1/31/2006                                                                  12711                              10546
1/31/2007                                                                  13987                              12076

---------------------------------------------------------
                MARSICO GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.05%      9.86%      9.73%
   5-year                9.67%      9.51%        N/A
   Since Inception       5.66%      8.31%     13.55%
---------------------------------------------------------

*Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Marsico Growth Portfolio -- Class 1 shares posted a return of 10.05% for the 12-month reporting period ending January 31, 2007, underperforming the 14.51% return for the S&P 500 Index.

              Security selection was the primary detractor from the Portfolio's performance relative to the benchmark. Weak results from issue selection in the Health Care, Information Technology and Energy sectors proved to be the largest detractors. Health care services provider UnitedHealth Group, Inc., biotechnology company Genentech, Inc., and medical device company Zimmer Holdings, Inc. posted returns of -12%, 2%, and -19% respectively. The position in Zimmer Holdings, Inc. was eliminated prior to the end of the reporting period. Information Technology positions Apple, Inc., Texas Instruments, Inc., and QUALCOMM, Inc. each posted sharp declines prior to being sold. Positions in energy companies Halliburton Co. and Schlumberger Ltd. were also among the Portfolio's weakest performing individual positions. Halliburton Co. was sold out of the Portfolio during the reporting period.

              Sector selection decisions also had a negative, but more modest effect, on the Portfolio's performance. Throughout the reporting period, the Portfolio had little or no exposure to the Telecommunication Services sector. This presented an "opportunity cost" for the Portfolio, as Telecommunication Services was the strongest-performing sector of the S&P 500 Index. The Portfolio's overweighted posture, on average, to the Health Care sector and Transportation industry were further detractors to performance.

---------------------
    312

              MARSICO CAPITAL MANAGEMENT, LLC

              Some of the positives during the reporting period included the Portfolio's overweight positions in Diversified Financials and Consumer Discretionary. Exposure to names in these sectors aided performance results, as these were among the strongest performing areas of the benchmark index. The Portfolio's stock selection in the Consumer Discretionary sector was strong, and proved to be another contributor to overall results. The Portfolio's hotel/casino operator positions performed well, particularly Las Vegas Sands Corp., MGM Mirage, Wynn Resorts Ltd., and Four Seasons Hotels, Inc.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Technology Portfolio -- Class 1

[Technology Portfolio Graph]

                                                 TECHNOLOGY PORTFOLIO -                                  NASDAQ COMPOSITE INDEX
                                                         CLASS 1                NASDAQ 100 INDEX                   (1)
                                                 ----------------------         ----------------         ----------------------
7/5/2000                                                  10000                       10000                       10000
1/31/2001                                                  7160                        7186                        7106
1/31/2002                                                  3420                        5029                        4251
1/31/2003                                                  1790                        3449                        2698
1/31/2004                                                  2830                        5422                        4107
1/31/2005                                                  2460                        5440                        4192
1/31/2006                                                  2800                        6133                        4738
1/31/2007                                                  2690                        6600                        4987

---------------------------------------------------------
                  TECHNOLOGY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               -3.93%     -3.96%     -3.97%
   5-year               -4.69%     -4.83%        N/A
   Since Inception     -18.10%     -7.17%     13.59%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Nasdaq 100 Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

(2)The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month period ended January 31, 2007, the Technology Portfolio -- Class 1 shares returned -3.93% while its benchmark, the NASDAQ Composite, returned 7.60%.

              The Portfolio's underperformance during the period was due to a combination of stock selection and sector allocation decisions. Overall, the technology industry underperformed the more broadly diversified market indices, such as the NASDAQ Composite.

              During this period, areas of the Portfolio that weakened relative performance included the semiconductor segment, where stock selection and an overweight allocation diminished returns, as did stock selection in application software and communications equipment. Additionally, a holding in an internet information provider detracted from performance.

              One of the positive areas of relative performance was the aerospace and defense sector, where stock selection significantly added to relative performance. Security selection in the internet software and services segment also proved advantageous as did both stock selection and an overweight allocation decision in the computer hardware sector.

---------------------
    314

              ALLIANCEBERNSTEIN L.P.

              Small & Mid Cap Value Portfolio -- Class 2

[Small & Mid Cap Value Portfolio Graph]

                                                               SMALL & MID CAP VALUE - CLASS
                                                                             2                        RUSSELL 2500 INDEX (1)
                                                               -----------------------------          ----------------------
8/1/2002                                                                   10000                              10000
1/31/2003                                                                   9866                               9723
7/31/2003                                                                  11707                              12307
1/31/2004                                                                  14023                              15065
7/31/2004                                                                  14254                              14543
1/31/2005                                                                  15858                              16616
7/31/2005                                                                  17502                              18435
1/31/2006                                                                  18274                              19903
7/31/2006                                                                  17898                              19140
1/31/2007                                                                  20149                              22175

-------------------------------------------------------
            SMALL & MID CAP VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
-------------------------------------------------------
                                CLASS 2*   CLASS 3*
   1-year                        10.26%     10.12%
   Since Inception               16.84%     19.63%
-------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Russell 2500(R) Index represents the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Small & Mid Cap Value Portfolio -- Class 2 shares returned 10.26% for the 12-month period ending January 31, 2007, while its benchmark, the Russell 2500 returned 11.42%.

              While sector selection decisions contributed positively to performance during the reporting period, stock selection detracted. Issue selection was especially weak in the Information Technology and Financial sectors. An underweight in Telecom Services, the top performing sector in the benchmark, further detracted from relative results. The top individual detractors were Zoran, ADC Telecom, Vishay Intertecnology, Rowan and Checkpoint Systems.

              Underweight positions in the Health Care and Information Technology sectors helped the Portfolio during the reporting period. Strong issue selection in Industrials and Consumer Discretionary also aided results. The top performing stocks for the period were Terex, Continental Airlines, Acuity Brands, SPX and Vail Resorts.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              International Growth and Income Portfolio -- Class 1

[INTERNATIONAL GROWTH AND INCOME PORTFOLIO GRAPH]

                                                                                                         S&P 500/CITIGROUP WORLD
                                                INTERNATIONAL GROWTH AND                                   EX-US VALUE PRIMARY
                                               INCOME PORTFOLIO - CLASS 1      MSCI EAFE INDEX(1)           MARKETS INDEX(2)
                                               --------------------------      ------------------        -----------------------
6/2/1997                                                 10000                        10000                       10000
11/30/1997                                               10410                         9573                        9729
11/30/1998                                               11407                        11148                       11133
1/31/1999                                                11813                        11554                       11232
1/31/2000                                                13938                        13778                       12761
1/31/2001                                                14488                        12621                       13053
1/31/2002                                                11058                         9393                       10249
1/31/2003                                                 8774                         7991                        9019
1/31/2004                                                12696                        11720                       13598
1/31/2005                                                14775                        13641                       16173
1/31/2006                                                18210                        16746                       20283
1/31/2007                                                22138                        20068                       24550

---------------------------------------------------------
        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               21.57%     21.47%     21.32%
   5-year               14.89%     14.72%        N/A
   Since Inception       8.57%     11.30%     23.13%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

(2)The S&P/Citigroup World ex-US Value Primary Markets Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month period ended January 31, 2007 the International Growth and Income Portfolio -- Class 1 returned 21.57% while the benchmark S&P/Citigroup World ex-US Value Primary Markets Index returned 21.04%.

              International equities delivered impressive results for the year ending January 31, 2007, as markets recovered from a pullback in May and June to finish the period up over 21%, as measured by the S&P/Citigroup World ex-US Value Primary Markets Index. Low interest rates, strong corporate earnings, and high levels of M&A activity drove the market's advance.

              Stock selection at both the country and sector level had a positive impact on relative returns. Stock selection was particularly strong in the Basic Materials sector, where steel companies such as Posco and Nippon Steel advanced. At the country level, stock selections in Australia and Switzerland added the most to relative performance, with mining companies such as Zinifex in Australia and Xstrata in Switzerland exhibiting strong returns relative to the benchmark. Country selection was beneficial to relative performance, with overweights to Norway and France adding the most value.

              While stock selection was broadly positive for the period, partially detracting from results were overweights to Shimizu Corporation, Sankyo, and Sanyo Shinpan Finance Company. Sector selection had an adverse impact on performance relative to the benchmark, based on an overweight to the poor-performing Energy sector and an underweight to the strong-performing Utilities sector. Overweights to Japan and Korea negatively impacted the portfolio's performance relative to the benchmark.

---------------------
    316

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              Global Equities Portfolio -- Class 1

[GLOBAL EQUITIES PORTFOLIO GRAPH]

                                                                GLOBAL EQUITIES PORTFOLIO --
                                                                          CLASS 1                      MSCI WORLD INDEX(1)
                                                                ----------------------------           -------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 11217                              11305
11/30/1998                                                                 12938                              13564
1/31/1999                                                                  14247                              14534
1/31/2000                                                                  17619                              16752
1/31/2001                                                                  15983                              15727
1/31/2002                                                                  11563                              12444
1/31/2003                                                                   8667                               9969
1/31/2004                                                                  11647                              13905
1/31/2005                                                                  12394                              15347
1/31/2006                                                                  15706                              17957
1/31/2007                                                                  18596                              20883

---------------------------------------------------------
                GLOBAL EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               18.40%     18.19%     18.06%
   5-year                9.97%      9.81%        N/A
   10-year               6.40%        N/A        N/A
   Since Inception       8.21%      7.07%     19.22%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ending January 31, 2007, the Global Equities Portfolio -- Class 1 returned 18.40%, compared to a 16.29% return for the MSCI World Index.

              Global markets maintained their upward trend, as all markets posted positive returns. The international markets, however, outpaced the U.S., while Japan lagged, rising only 2% in U.S. dollar terms.

              The economic backdrop has remained favorable throughout the reporting period, with the U.S. economy coping well with the housing market while inflationary pressures also appear to be under control. Earnings growth in Europe, combined with a slower economic pace in emerging Asian markets, has provided a positive backdrop for equities.

              From a portfolio perspective, stock selection in most regions proved beneficial to relative returns, with Europe and North America helping the most, while the Pacific Rim detracted. At the sector level, stock selection in Energy and Industrials contributed positively to performance, while holdings in consumer discretionary and telecommunications detracted. At the stock -- specific level, Zinifex, Ltd., one of the largest zinc producers in the world, contributed as higher zinc prices pushed the share price to record highs, while EADS, the European aerospace company, detracted on the back of successive delays in new aircraft deliveries.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              International Diversified Equities Portfolio -- Class 1

[INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO GRAPH]

                                                                 INTERNATIONAL DIVERSIFIED
                                                                 EQUITIES PORTFOLIO-CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
1/31/1997                                                                  10000                              10000
11/30/1997                                                                 10671                              10456
11/30/1998                                                                 12627                              12176
1/31/1999                                                                  12833                              12619
1/31/2000                                                                  14866                              15048
1/31/2001                                                                  12977                              13785
1/31/2002                                                                   9452                              10259
1/31/2003                                                                   6785                               8727
1/31/2004                                                                   9465                              12800
1/31/2005                                                                  10704                              14899
1/31/2006                                                                  13281                              18290
1/31/2007                                                                  15559                              21918

---------------------------------------------------------
      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               17.15%     16.99%     16.92%
   5-year               10.48%     10.31%        N/A
   10-year               4.52%        N/A        N/A
   Since Inception       4.79%      6.55%     19.13%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(SM) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month period ended January 31, 2007, the International Diversified Equities Portfolio -- Class 1 returned 17.15%, compared to 19.84% by the MSCI EAFE Index.

              International equity markets, as measured by the MSCI EAFE Index, performed well during the reporting period, gaining 19.8% for the year ended January 31, 2007. The MSCI EAFE Index was led by Asia ex-Japan (up 22.4%), then Europe (up 17.2%), and finally Japan (up 5.9%). The strength of local currencies versus the U.S. dollar augmented total returns for U.S.-based investors. The euro gained 7.5% and the U.K. sterling rose 10.7%, but the Japanese yen fell 2.7%.

              Although U.S. economic growth remained a global concern, much of the rest of the world retained a robust pace of growth for the year. Europe's economies surprised on the upside throughout 2006, and emerging market economies, particularly China and India, continued their impressive pace of structural growth. Japan was somewhat of a disappointment, however, due to weaker than expected consumer spending.

              The Portfolio's overweight position in Japanese stocks, coupled with an underweight in European equities proved to be the largest detractors from results relative to the benchmark, as European stocks posted strong gains and significantly outperformed Japan during the reporting period. Overweights to Hong Kong, Singapore and other emerging markets contributed positively to the Portfolio's performance but were not enough to offset the negative impacts of the positions in Europe and Japan.

---------------------
    318

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Emerging Markets Portfolio -- Class 1

[EMERGING MARKETS PORTFOLIO PERFORMANCE GRAPH]

                                                                EMERGING MARKETS PORTFOLIO E        MSCI EMERGING MARKETS FREE
                                                                          CLASS 1                            INDEX(1)
                                                                ----------------------------        --------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                  8030                               7724
11/30/1998                                                                  6275                               5993
1/31/1999                                                                   6287                               5810
1/31/2000                                                                  11120                               9898
1/31/2001                                                                   8132                               7759
1/31/2002                                                                   7198                               6883
1/31/2003                                                                   6433                               6231
1/31/2004                                                                  10356                              10128
1/31/2005                                                                  12419                              12358
1/31/2006                                                                  19116                              18435
1/31/2007                                                                  22543                              21747

---------------------------------------------------------
               EMERGING MARKETS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               17.92%     17.70%     17.58%
   5-year               25.65%     25.47%        N/A
   Since Inception       8.77%     23.55%     35.02%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-month period ended January 31, 2007 the Emerging Markets Equity Portfolio -- Class 1 shares returned 17.92% while the benchmark MSCI Emerging Markets Index returned 17.97%.

              The overall impact of stock selection was positive, however it was partially offset by unfavorable holdings in consumer staples as an overweight to Perdigao SA (Brazil) was a top detractor within the sector. Elsewhere, an overweight to Italian-Thai Development, PCL (Thailand) and an underweight to China Life Insurance Co., Ltd. (China) restrained relative returns. Shares of Italian-Thai Development traded lower as the company reported its first quarterly loss in nearly four years due in part to declining sales. The Thai government's decision to impose capital controls on investors sent the broader Thai market lower; a move they rescinded for equity investors the following day.

              Stock selection within the Portfolio was strongest in the energy and basic materials sectors. Overweights to several energy companies including OAO Gazprom (Russia), and China Shenhua Energy Co., Ltd. (China) were top contributors. China Shenhua Energy advanced as coal prices continue to rise due to increased demand from Chinese power-producers. In basic materials, Aveng Ltd. (South Africa) and Companhic Vale do Rio Doca ADR-CVRD (Brazil) were most beneficial as CVRD, the world's largest iron-ore producer, acquired nickel producer Inco in 2006 as the company continues to look for opportunities to expand abroad. Meanwhile, other areas of strength in the portfolio included stock selection in China as an overweight to China Netcom Group Corp Hong Kong, Ltd (China) was a top relative contributor.

                                                           ---------------------

              TEMPLETON INVESTMENT COUNSEL, LLC

              Foreign Value Portfolio -- Class 2

[Foreign Value Portfolio Graph]

                                                             FOREIGN VALUE PORTFOLIO - CLASS 2         MSCI EAFE INDEX (1)
                                                             ---------------------------------         -------------------
8/1/2002                                                                   10000                              10000
10/31/2002                                                                  9510                               9660
1/31/2003                                                                   9133                               9351
4/30/2003                                                                   9424                               9835
7/31/2003                                                                  10639                              10942
10/31/2003                                                                 11692                              12271
1/31/2004                                                                  13093                              13715
4/30/2004                                                                  12961                              13792
7/31/2004                                                                  12890                              13682
10/31/2004                                                                 13790                              14583
1/31/2005                                                                  15038                              15964
4/30/2005                                                                  14871                              15854
7/31/2005                                                                  15611                              16564
10/31/2005                                                                 15729                              17221
1/31/2006                                                                  17670                              19597
4/30/2006                                                                  18963                              21163
7/31/2006                                                                  18587                              20541
10/31/2006                                                                 20001                              21960
1/31/2007                                                                  21656                              23485

------------------------------------------------------
               FOREIGN VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
------------------------------------------------------
                               CLASS 2*   CLASS 3*
   1-year                       22.56%     22.48%
   Since Inception              18.73%     21.71%
------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the 12-months ended January 31, 2007, the Foreign Value Portfolio -- Class 2 returned 22.56% while the benchmark MSCI EAFE Index returned 19.84%.

              During this period, the global economy grew, although gross domestic product growth moderated in the U.S. while it accelerated in Europe. Strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks, contributed to economic growth. However, the economy also faced headwinds from elevated energy prices, higher global interest rates and a weaker U.S. housing market. These factors dampened investor confidence mid-2006, when many equity markets declined before rebounding later in the year.

              With this economic backdrop, the non-U.S. equity markets -- including emerging markets that remained a major magnet for global fund flows -- led global equity markets to end the period on a strong note. Stock market indexes in the U.S. and most European countries reached six-year highs in January 2007, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs.

              Relative to the benchmark MSCI EAFE Index, the Portfolio benefited from stock selection in the Consumer Discretionary sector. Strong performers in this sector included Compass Group and Compagnie Generale des Etablissements Michelin. Both stock selection and an overweight in the telecommunication services sector helped relative returns, and notable performers included Telenor, Telefonica and Vodafone Group. In contrast, stock selection and an underweight in the Utilities sector hurt the Portfolio's relative performance. Among utilities holdings, our position in Korea Electric Power detracted from performance.

---------------------
    320

              TEMPLETON INVESTMENT COUNSEL, LLC

              On a country basis, the Portfolio's largest contribution to relative return came from its underweighted allocation to and stock selection in Japan. In particular, Nintendo performed well and helped relative performance. Stock selection in Norway also supported Portfolio performance. Conversely, our weighting in non-index countries Brazil and South Korea hindered the Portfolio's return, as did stock selection in Germany and Hong Kong.

              The U.S. dollar depreciated versus most foreign currencies during the 12-month period, which also benefited the Portfolio's absolute performance.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

---------------------
    322

          AIG SUNAMERICA LOGO                                 -----------------
          1 SunAmerica Center                                   Presorted
          Los Angeles, California 90067-6022                    Standard
                                                              U.S. Postage Paid
          ADDRESS SERVICE REQUESTED                             Towne, Inc.
                                                              -----------------
























 THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               R-1411AR.3(R 3/07)

Item 2.  Code of Ethics.

         SunAmerica Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in the instructions 2(b) to Item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2006              2007
              (a) Audit Fees                 $741,471          $751,238
              (b) Audit-Related Fees         $245,684          $      0
              (c) Tax Fees                   $140,800          $143,871
              (d) All Other Fees             $      0          $      0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                          2006       2007
                                          ----       ----
               (b) Audit-Related Fees   $      0   $      0
               (c) Tax Fees             $      0   $      0
               (d) All Other Fees       $      0   $      0

         (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee minutes.

             (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) Not Applicable.

         (g) The aggregate fees billed for the most recent fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $143,871 and $410,684, respectively.

         (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that were not pre-approved pursuant to Paragraph(c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

             (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 10, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: April 10, 2007